UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

November 30, 2019

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

›  Large Cap Fund

›  Large Cap Disciplined Equity Fund

›  Large Cap Index Fund

›  S&P 500 Index Fund

›  Extended Market Index Fund

›  Small Cap Fund

›  Small Cap II Fund

›  Small/Mid Cap Equity Fund

›  U.S. Equity Factor Allocation Fund

›  U.S. Managed Volatility Fund

›  Global Managed Volatility Fund

›  World Equity Ex-US Fund

›  Screened World Equity Ex-US Fund

›  World Select Equity Fund

›  Emerging Markets Equity Fund

›  Opportunistic Income Fund

›  Core Fixed Income Fund

›  High Yield Bond Fund

›  Long Duration Fund

›  Long Duration Credit Fund

›  Ultra Short Duration Bond Fund

›  Emerging Markets Debt Fund

›  Real Return Fund

›  Limited Duration Bond Fund

›  Intermediate Duration Credit Fund

›  Dynamic Asset Allocation Fund

›  Multi-Asset Real Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund

Sector Weightings †:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Communication Services — 6.4%
Alphabet Inc, Cl A *	0.3%	2,356	$3,072
Alphabet Inc, Cl C *	1.3	10,192	13,300
AT&T Inc	0.8	233,760	8,738
Facebook Inc, Cl A *	1.3	68,583	13,829
Verizon Communications Inc	0.7	121,900	7,343
Other Securities (A)	2.0		20,708

			66,990

Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd ADR *	0.6	30,975	6,195
Amazon.com Inc *	1.8	10,367	18,669
Ross Stores Inc	0.6	51,223	5,950
Target Corp	0.7	60,860	7,608
Other Securities (A)	6.3		66,495

			104,917

Consumer Staples — 7.8%
JM Smucker Co/The (A)	0.6	63,180	6,640
Kroger Co/The	0.8	299,353	8,184
Philip Morris International Inc	1.0	122,014	10,119
Unilever NV	1.2	207,537	12,359
Walgreens Boots Alliance Inc	0.6	110,200	6,568
Other Securities (A)	3.6		38,099

			81,969

Energy — 3.7%
Chevron Corp	0.8	72,525	8,495
Other Securities (A)	2.9		30,328

			38,823

Financials — 18.5%
Aflac Inc	0.6	117,543	6,446
Bank of America Corp	1.0	325,954	10,861
Berkshire Hathaway Inc, Cl B *	1.0	45,597	10,045
Citigroup Inc	0.7	98,819	7,423
First Republic Bank/CA	0.6	53,742	5,906
JPMorgan Chase & Co	1.4	109,100	14,375
Markel Corp *	0.8	7,605	8,636
State Street Corp	0.7	93,548	7,025

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunTrust Banks Inc	0.8%	124,400	$8,812
US Bancorp	0.6	100,736	6,047
Wells Fargo & Co	0.6	122,780	6,687
Other Securities ‡	9.7		101,179

			193,442

Health Care — 14.9%
Abbott Laboratories	0.6	70,300	6,007
Amgen Inc	1.0	42,694	10,021
CVS Health Corp	0.7	94,785	7,134
Johnson & Johnson	1.9	141,607	19,470
Merck & Co Inc	1.4	172,220	15,014
Pfizer Inc	1.0	266,810	10,278
Teleflex Inc	0.7	20,115	7,107
UnitedHealth Group Inc	0.9	32,314	9,044
Other Securities (A)	6.7		71,479

			155,554

Industrials — 11.8%
Honeywell International Inc	0.9	52,233	9,326
Raytheon Co	0.8	35,985	7,824
Roper Technologies Inc	0.6	17,058	6,147
TransDigm Group Inc	0.8	14,995	8,504
Other Securities (A)	8.7		91,800

			123,601

Information Technology — 17.3%
Adobe Inc *	1.1	38,316	11,860
Apple Inc	1.5	60,229	16,096
Cisco Systems Inc	0.6	140,280	6,356
Intel Corp	1.2	211,920	12,302
Intuit Inc	0.6	25,676	6,647
Microchip Technology Inc (A)	0.8	86,290	8,158
Microsoft Corp	2.1	147,247	22,290
Oracle Corp	0.8	145,835	8,187
salesforce.com *	0.6	35,623	5,803
Visa Inc, Cl A	1.1	63,329	11,685
Other Securities	6.9		72,305

			181,689

Materials — 3.9%
Ecolab Inc	0.6	34,886	6,512
Other Securities	3.3		33,902

			40,414

Real Estate — 3.4%
American Tower Corp, Cl A ‡	0.6	30,696	6,570
Other Securities ‡	2.8		29,330

			35,900

Utilities — 1.1%
NextEra Energy Inc	0.6	25,550	5,974
Other Securities	0.5		6,027

			12,001

Total Common Stock (Cost $804,123) ($ Thousands)			1,035,300

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P. 1.680% **†(B)	1.3%	13,513,146	$13,514

Total Affiliated Partnership (Cost $13,513) ($ Thousands)			13,514

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.2%	12,073,621	$12,074

Total Cash Equivalent (Cost $12,074) ($ Thousands)			12,074

Total Investments in Securities — 101.3% (Cost $829,710)($ Thousands)			$1,060,888

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	17	Dec-2019	$2,594	$2,672	$78
S&P Mid Cap 400 Index E-MINI	2	Dec-2019	390	402	12

			$2,984	$3,074	$90

Percentages are based on a Net Assets of $1,047,754 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $14,481 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $13,514 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,035,300	–	–	1,035,300
Affiliated Partnership	–	13,514	–	13,514
Cash Equivalent	12,074	–	–	12,074

Total Investments in Securities	1,047,374	13,514	–	1,060,888

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	$90	$–	$–	$90

Total Other Financial Instruments	$90	$–	$–	$90

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 26,526	$ 86,920	$ (99,932)	$ —	$ —	$ 13,514	13,513,146	$ 68	$—
SEI Daily Income Trust, Government Fund, Cl F	94,077	238,055	(320,058)	—	—	12,074	12,073,621	300	—

Totals	$ 120,603	$ 324,975	$ (419,990)	$ —	$ —	$ 25,588	25,586,767	$ 368	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 8.0%
Alphabet Inc, Cl A *	0.9%	12,320	$16,066
Alphabet Inc, Cl C *	0.8	10,897	14,220
AT&T Inc	0.6	292,051	10,917
Comcast Corp, Cl A	0.6	230,437	10,174
Facebook Inc, Cl A *	1.7	150,608	30,369
Omnicom Group Inc	0.6	146,858	11,672
Verizon Communications Inc	1.2	362,173	21,817
Other Securities (A)	1.6		28,333

			143,568

Consumer Discretionary — 9.4%
Amazon.com Inc *	1.4	14,381	25,897
Lowe’s Cos Inc	0.7	107,232	12,579
Other Securities (A)	7.3		130,723

			169,199

Consumer Staples — 7.1%
Altria Group Inc	0.9	330,141	16,408
Procter & Gamble Co/The	1.2	177,256	21,636
Tyson Foods Inc, Cl A	0.8	156,930	14,106
Other Securities (A)	4.2		74,922

			127,072

Energy — 4.2%
BP PLC ADR	0.7	330,584	12,371
Chevron Corp	1.0	156,427	18,322
Diamondback Energy Inc	0.6	131,889	10,200
Other Securities	1.9		33,599

			74,492

Financials — 13.8%
Bank of America Corp	1.7	887,322	29,566
Berkshire Hathaway Inc, Cl B *	0.6	47,412	10,445
Citigroup Inc	0.7	156,505	11,757
JPMorgan Chase & Co	1.1	150,529	19,834
MetLife Inc	0.8	276,366	13,793
Progressive Corp/The	0.8	189,536	13,846
Wells Fargo & Co	0.8	265,185	14,442

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	7.3%		$134,562

			248,245

Health Care — 15.2%
Abbott Laboratories	0.8	171,735	14,675
Cigna Corp	0.8	68,244	13,643
CVS Health Corp	0.9	207,281	15,602
HCA Healthcare Inc	0.6	75,202	10,428
Humana Inc *	1.0	54,832	18,710
Johnson & Johnson	1.3	168,174	23,122
Merck & Co Inc	1.5	317,131	27,647
UnitedHealth Group Inc	0.7	43,908	12,289
Zimmer Biomet Holdings Inc	0.9	105,827	15,375
Other Securities	6.7		120,674

			272,165

Industrials — 11.9%
Boeing Co/The	0.7	35,455	12,983
CSX Corp	0.9	222,652	15,929
Emerson Electric Co	0.7	171,430	12,662
Honeywell International Inc	0.9	89,674	16,011
Other Securities (A)	8.7		155,232

			212,817

Information Technology — 21.5%
Apple Inc	2.7	180,816	48,323
Applied Materials Inc	0.8	233,762	13,535
Cisco Systems Inc	0.8	330,005	14,953
Fidelity National Information
Services Inc	0.8	106,498	14,713
Intel Corp	0.9	270,025	15,675
Intuit Inc	0.7	44,848	11,611
Mastercard Inc, Cl A	0.6	35,372	10,337
Micron Technology Inc *	0.6	242,899	11,540
Microsoft Corp	3.6	430,922	65,233
Motorola Solutions Inc	0.7	78,654	13,159
Oracle Corp	0.6	199,575	11,204
QUALCOMM Inc	0.7	153,928	12,861
Xilinx Inc	0.7	143,447	13,309
Other Securities (A)	7.3		129,473

			385,926

Materials — 1.6%
Other Securities	1.6		29,284

Real Estate — 3.1%
Crown Castle International Corp ‡	0.9	122,282	16,344
Other Securities ‡	2.2		38,737

			55,081

Utilities — 2.3%
Exelon Corp	0.7	279,854	12,426
NextEra Energy Inc	0.6	43,449	10,159

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.0%	$18,205

		40,790

Total Common Stock (Cost $1,425,817) ($ Thousands)		1,758,639

U.S. TREASURY OBLIGATION — 0.0%
Other Securities	0.0%	120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 1.680% **†(B)	1.6%	27,232,936	$27,229

Total Affiliated Partnership (Cost $27,232) ($ Thousands)			27,229

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.6	29,161,626	29,162

Total Cash Equivalent (Cost $29,162) ($ Thousands)			29,162

Total Investments in Securities — 101.3% (Cost $1,482,331)($ Thousands)			$1,815,150

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	73	Dec-2019	$10,900	$11,475	$575

Percentages are based on a Net Assets of $1,792,361 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $25,983 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $27,229 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,758,639	–	–	1,758,639
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	27,229	–	27,229
Cash Equivalent	29,162	–	–	29,162

Total Investments in Securities	1,787,801	27,349	–	1,815,150

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Depreciation	575	–	–	575

Total Other Financial Instruments	575	–	–	575

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 56,762	$ 214,637	$ (244,170)	$—	$—	$ 27,229	27,232,936	$ 33	$–
SEI Daily Income Trust, Government Fund, Cl F	72,385	484,830	(528,053)	—	—	29,162	29,161,626	667	–

Totals	$ 129,147	$ 699,467	$ (772,223)	$—	$—	$ 56,391	56,394,562	$ 700	$–

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund

Sector Weightings †:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Communication Services — 9.9%
Alphabet Inc, Cl A *	1.3%	17,029	$22,207
Alphabet Inc, Cl C *	1.4	17,299	22,575
AT&T Inc	0.9	416,285	15,561
Comcast Corp, Cl A	0.7	256,950	11,344
Facebook Inc,ClA *	1.6	136,100	27,443
Netflix Inc *	0.5	24,100	7,583
Verizon Communications Inc	0.9	235,976	14,215
Walt Disney Co/The	0.9	99,550	15,090
Other Securities (A)	1.7		29,195

			165,213

Consumer Discretionary — 9.8%
Amazon.com Inc *	2.5	23,589	42,479
Home Depot Inc/The	0.8	62,815	13,851
McDonald’s Corp	0.5	43,780	8,514
Other Securities (A)	6.0		99,149

			163,993

Consumer Staples — 6.6%
Coca-Cola Co/The	0.7	218,740	11,681
Costco Wholesale Corp	0.5	25,081	7,520
PepsiCo Inc	0.7	79,952	10,860
Philip Morris International Inc	0.4	88,768	7,362
Procter & Gamble Co/The	1.0	140,854	17,193
Walmart Inc	0.6	80,179	9,549
Other Securities (A)	2.7		46,464

			110,629

Energy — 3.9%
Chevron Corp	0.8	108,702	12,732
Exxon Mobil Corp	1.0	241,338	16,442
Other Securities (A)	2.1		36,285

			65,459

Financials — 13.2%
Bank of America Corp	1.0	480,063	15,996
Berkshire Hathaway Inc, Cl B *	1.5	111,400	24,541
Citigroup Inc	0.6	128,904	9,683

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.4%	181,134	$23,866
SEI Investments Co †	0.0	6,742	435
Wells Fargo & Co	0.7	226,466	12,333
Other Securities ‡(A)(B)	8.0		134,522

			221,376

Health Care — 13.7%
Abbott Laboratories	0.5	98,337	8,403
AbbVie Inc	0.4	84,461	7,410
Amgen Inc	0.5	34,258	8,041
Bristol-Myers Squibb Co	0.5	133,619	7,608
Johnson & Johnson	1.3	151,409	20,817
Medtronic PLC	0.5	76,626	8,535
Merck & Co Inc	0.8	146,943	12,810
Pfizer Inc	0.7	317,322	12,223
Thermo Fisher Scientific Inc	0.4	22,825	7,166
UnitedHealth Group Inc	0.9	53,920	15,091
Other Securities (A)	7.2		120,459

			228,563

Industrials — 9.5%
Boeing Co/The	0.7	30,191	11,055
Honeywell International Inc	0.5	41,090	7,337
Union Pacific Corp	0.4	40,432	7,116
United Technologies Corp	0.4	46,378	6,880
Other Securities (A)	7.5		125,981

			158,369

Information Technology — 22.5%
Accenture PLC, Cl A	0.4	36,400	7,322
Adobe Inc *	0.5	27,802	8,606
Apple Inc	4.1	257,325	68,770
Broadcom Inc	0.4	22,032	6,967
Cisco Systems Inc	0.7	244,427	11,075
Intel Corp	0.9	252,758	14,673
Mastercard Inc, Cl A	0.9	51,200	14,962
Microsoft Corp	3.9	430,500	65,169
NVIDIA Corp	0.4	33,356	7,230
Oracle Corp	0.4	128,120	7,193
PayPal Holdings Inc *	0.4	67,111	7,249
salesforce.com Inc *	0.5	46,784	7,621
Visa Inc, Cl A	1.1	99,200	18,303
Other Securities (A)	7.9		131,555

			376,695

Materials — 2.7%
Other Securities (A)	2.7		45,784

Real Estate — 3.7%
Other Securities ‡(A)	3.7		61,933

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.1%
Other Securities (A)	3.1%	$52,312

Total Common Stock (Cost $589,460) ($ Thousands)		1,650,326

RIGHTS — 0.0%
Other Securities	0.0	17

Total Rights (Cost $16) ($ Thousands)		17

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P. 1.680% **†(C)	1.4%	24,100,914	$24,099

Total Affiliated Partnership (Cost $24,101) ($ Thousands)			24,099

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.3	22,174,441	22,174

Total Cash Equivalent (Cost $22,174) ($ Thousands)			22,174

Total Investments in Securities — 101.3% (Cost $635,751)($ Thousands)			$1,696,616

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	153	Dec-2019	$22,984	$24,049	$1,065
S&P Mid Cap 400 Index E-MINI	11	Dec-2019	2,162	2,211	49

			$25,146	$26,260	$1,114

Percentages are based on a Net Assets of $1,674,073 ($ Thousands).

*	Non- income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $23,691 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $267 ($ Thousands), or 0.0% of Net Assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $24,099 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,650,326	–	–	1,650,326
Rights	17	–	–	17
Affiliated Partnership	–	24,099	–	24,099
Cash Equivalent	22,174	–	–	22,174

Total Investments in Securities	1,672,517	24,099	–	1,696,616

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	1,114	—	—	1,114

Total Other Financial Instruments	1,114	—	—	1,114

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Investment Co.	$ 339	$ —	$ —	$ —	$96	$ 435	6,742	$ 2	$—
SEI Liquidity Fund, L.P.	20,606	79,185	(75,692)	—	—	24,099	24,100,914	33	—
SEI Daily Income Trust, Government Fund, Cl F	32,626	203,038	(213,490)	—	—	22,174	22,174,441	284	—

Totals	$ 53,571	$ 282,223	$ (289,182)	$ —	$96	$ 46,708	46,282,097	$ 319	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund

Sector Weightings †:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 10.2%
Alphabet Inc, Cl A *	1.5%	54,441	$70,996
Alphabet Inc, Cl C *	1.5	54,963	71,725
AT&T Inc	1.0	1,328,391	49,655
Comcast Corp, Cl A	0.8	823,148	36,342
Facebook Inc, Cl A *	1.8	437,178	88,153
Netflix Inc *	0.5	79,379	24,978
Verizon Communications Inc	0.9	752,052	45,304
Walt Disney Co/The	1.0	327,519	49,645
Other Securities (A)	1.2		58,510

			495,308

Consumer Discretionary — 9.6%
Amazon.com Inc *	2.8	75,460	135,888
Home Depot Inc/The	0.9	199,087	43,901
McDonald’s Corp	0.6	137,687	26,777
Other Securities (A)	5.3		256,823

			463,389

Consumer Staples — 7.1%
Coca-Cola Co/The	0.8	698,457	37,298
Costco Wholesale Corp	0.5	79,700	23,895
PepsiCo Inc	0.7	254,178	34,525
Philip Morris International Inc	0.5	281,978	23,384
Procter & Gamble Co/The	1.1	454,967	55,533
Walmart Inc	0.6	257,983	30,723
Other Securities (A)	2.9		138,663

			344,021

Energy — 4.1%
Chevron Corp	0.8	345,178	40,431
Exxon Mobil Corp	1.1	769,200	52,406
Other Securities	2.2		107,643

			200,480

Financials — 12.9%
Bank of America Corp	1.0	1,522,983	50,746
Berkshire Hathaway Inc, Cl B *	1.6	356,328	78,499
Citigroup Inc	0.6	409,757	30,781
JPMorgan Chase & Co	1.6	581,157	76,573

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	0.8%	729,148	$39,709
Other Securities	7.3		346,900

			623,208

Health Care — 13.8%
Abbott Laboratories	0.6	320,448	27,382
AbbVie Inc	0.5	267,978	23,510
Amgen Inc	0.5	108,691	25,512
Bristol-Myers Squibb Co	0.5	426,670	24,295
Johnson & Johnson	1.4	479,670	65,950
Medtronic PLC	0.6	243,261	27,097
Merck & Co Inc	0.8	464,770	40,519
Pfizer Inc	0.8	1,003,835	38,668
Thermo Fisher Scientific Inc	0.5	72,591	22,790
UnitedHealth Group Inc	1.0	172,287	48,218
Other Securities (A)	6.6		322,448

			666,389

Industrials — 9.1%
Boeing Co/The	0.7	97,191	35,589
Honeywell International Inc	0.5	130,387	23,281
Union Pacific Corp	0.5	127,687	22,472
United Technologies Corp	0.5	146,985	21,804
Other Securities (A)	6.9		338,534

			441,680

Information Technology — 22.4%
Accenture PLC, Cl A	0.5	115,496	23,233
Adobe Inc *	0.6	87,995	27,237
Apple Inc	4.3	771,746	206,249
Broadcom Inc	0.5	72,159	22,817
Cisco Systems Inc	0.7	772,143	34,986
Intel Corp	1.0	805,452	46,757
Mastercard Inc, Cl A	1.0	162,347	47,443
Microsoft Corp	4.3	1,387,104	209,980
NVIDIA Corp	0.5	110,383	23,924
Oracle Corp	0.5	398,865	22,392
PayPal Holdings Inc *	0.5	213,183	23,026
salesforce.com Inc *	0.5	158,991	25,898
Visa Inc, Cl A	1.2	313,970	57,931
Other Securities (A)	6.3		310,501

			1,082,374

Materials — 2.6%
Other Securities (A)	2.6		125,588

Real Estate — 2.9%
Other Securities ‡(A)	2.9		141,526

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.2%
Other Securities	3.2%	$155,890

Total Common Stock (Cost $3,046,823) ($ Thousands)		4,739,853

RIGHTS — 0.0%
Other Securities	0.0	58

Total Rights (Cost $55) ($ Thousands)		58

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 1.680% **†(B)	0.6%	27,478,161	$27,472

Total Affiliated Partnership (Cost $27,477) ($ Thousands)			27,472

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	2.1	101,480,498	101,480

Total Cash Equivalent (Cost $101,480) ($ Thousands)			101,480

Total Investments in Securities — 100.6% (Cost $3,175,835) ($ Thousands)			$4,868,863

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	654	Dec-2019	$98,272	$102,799	$4,527

Percentages are based on Net Assets of $4,838,633 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $26,710 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $27,472 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,739,853	–	–	4,739,853
Rights	58	–	–	58
Affiliated Partnership	–	27,472	–	27,472
Cash Equivalent	101,480	–	–	101,480

Total Investments in Securities	4,841,391	27,472	–	4,868,863

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,527	–	–	4,527

Total Other Financial Instruments	4,527	–	–	4,527

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 25,367	$ 101,242	$ (99,138)	$ —	$ 1	$ 27,472	27,478,161	$ 16	$ —
SEI Daily Income Trust, Government Fund, Cl F	99,297	703,494	(701,311)	—	—	101,480	101,480,498	975	—

Totals	$ 124,664	$ 804,736	$ (800,449)	$ —	$ 1	$ 128,952	128,958,659	$ 991	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 4.3%
IAC/InterActiveCorp *	0.3%	17,421	$3,880
Liberty Broadband Corp, Cl A *	0.1	5,983	708
Liberty Broadband Corp, Cl C *	0.3	25,068	2,995
Match Group Inc (A)	0.1	13,600	959
Spotify Technology SA *	0.3	27,900	3,977
Other Securities (A)	3.2		38,443

			50,962

Consumer Discretionary — 11.3%
Aramark	0.2	58,800	2,566
Burlington Stores Inc *	0.3	15,300	3,442
Domino’s Pizza Inc	0.2	9,458	2,783
Lululemon Athletica Inc *	0.5	27,800	6,274
Roku Inc, Cl A *(A)	0.3	20,200	3,239
Tesla Inc *(A)	0.9	32,979	10,881
Yum China Holdings Inc	0.3	84,700	3,771
Other Securities (A)	8.6		101,619

			134,575

Consumer Staples — 2.6%
Other Securities (A)	2.6		30,312

Energy — 2.2%
Cheniere Energy Inc *	0.3	54,465	3,297
Other Securities (A)	1.9		22,777

			26,074

Financials — 16.2%
Ally Financial Inc	0.3	91,400	2,910
Annaly Capital Management Inc ‡	0.3	340,459	3,176
Arch Capital Group Ltd *	0.3	90,608	3,803
Fidelity National Financial Inc	0.3	61,758	2,942
Markel Corp *	0.3	3,173	3,603
SEI Investments Co †	0.2	29,919	1,931
TD Ameritrade Holding Corp	0.3	65,073	3,373

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡(A)(B)	14.2%		$170,865

			192,603

Health Care — 13.6%
Alnylam Pharmaceuticals Inc *	0.3	25,289	2,962
BioMarin Pharmaceutical Inc *	0.3	42,346	3,418
DexCom Inc *	0.4	21,224	4,824
Exact Sciences Corp *	0.2	33,580	2,720
Insulet Corp *	0.2	13,921	2,585
Seattle Genetics Inc *	0.3	27,300	3,286
STERIS PLC	0.3	19,600	2,962
Veeva Systems Inc, Cl A *	0.4	30,300	4,520
Other Securities (A)	11.2		133,562

			160,839

Industrials — 14.0%
CoStar Group Inc *	0.4	8,463	5,187
Old Dominion Freight Line Inc	0.3	15,390	2,949
Teledyne Technologies Inc *	0.3	8,537	2,920
TransUnion	0.3	43,800	3,780
Other Securities (A)	12.7		151,475

			166,311

Information Technology — 18.4%
Atlassian Corp PLC, Cl A *	0.3	24,600	3,127
EPAM Systems Inc *	0.2	12,100	2,563
GoDaddy Inc, Cl A *	0.2	41,800	2,775
Marvell Technology Group Ltd	0.3	153,457	4,047
Okta Inc, Cl A *	0.3	23,900	3,102
Palo Alto Networks Inc *	0.4	22,133	5,029
Paycom Software Inc *	0.3	11,500	3,183
RingCentral Inc, Cl A *	0.3	17,100	2,949
Splunk Inc *	0.4	35,084	5,235
Square Inc, Cl A *	0.5	79,900	5,523
SS&C Technologies Holdings Inc	0.3	51,818	3,112
Twilio Inc, Cl A *(A)	0.3	28,016	2,893
VMware Inc, Cl A	0.2	18,017	2,804
Workday Inc, Cl A *	0.6	37,389	6,697
Zebra Technologies Corp, Cl A *	0.3	12,664	3,178
Other Securities (A)	13.5		162,127

			218,344

Materials — 4.1%
Other Securities (A)	4.1		48,743

Real Estate — 9.5%
Equity LifeStyle Properties Inc ‡	0.3	40,564	3,005
Invitation Homes Inc ‡	0.3	114,081	3,483
Sun Communities Inc ‡	0.3	20,721	3,413
VICI Properties Inc ‡(A)	0.2	108,000	2,671
WP Carey Inc ‡	0.3	40,000	3,337
Other Securities ‡(A)	8.1		97,389

			113,298

Utilities — 2.8%
Vistra Energy Corp	0.2	99,168	2,631

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities (A)	2.6%	$30,194

		32,825

Total Common Stock (Cost $919,477) ($ Thousands)		1,174,886

RIGHTS — 0.0%
Other Securities #(C)	0.0	18

Total Rights (Cost $3) ($ Thousands)		18

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 11.5%
SEI Liquidity Fund, L.P. 1.680% **†(D)	11.5%	135,959,197	$135,961

Total Affiliated Partnership (Cost $135,958) ($ Thousands)			135,961

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	0.4	5,379,278	5,379

Total Cash Equivalent (Cost $5,379) ($ Thousands)			5,379

Total Investments in Securities — 110.9% (Cost $1,060,817)($ Thousands)			$1,316,244

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	68	Dec-2019	$5,384	$5,521	$137
S&P Mid Cap 400 Index E-MINI	36	Dec-2019	7,076	7,236	160

			$12,460	$12,757	$297

Percentages are based on a Net Assets of $1,186,561 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
#	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019 was $135,936 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $1,042 ($ Thousands), or 0.1% of Net Assets (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $135,961 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,174,886	–	–	1,174,886
Rights	3	–	15	18
Affiliated Partnership	–	135,961	–	135,961
Cash Equivalent	5,379	–	–	5,379

Total Investments in Securities	1,180,268	135,961	15	1,316,244

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	297	–	–	297

Total Other Financial Instruments	297	–	–	297

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Investments Co	$ 1,287	$ 246	$ —	$ —	398	$ 1,931	29,919	$ 8	$—
SEI Liquidity Fund, L.P.	84,352	181,760	(130,156)	—	5	135,961	135,959,197	442	—
SEI Daily Income Trust, Government Fund, Cl F	16,298	182,001	(192,920)	—	—	5,379	5,379,278	179	—

Totals	$ 101,937	$ 364,007	$(323,076)	$ —	$ 403	$ 143,271	141,368,394	$ 629	$—

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Communication Services — 1.9%
Vonage Holdings Corp *	0.4%	128,469	$1,016
Other Securities (A)	1.5		3,819

			4,835

Consumer Discretionary — 11.2%
Bright Horizons Family Solutions Inc *	0.7	11,405	1,717
Eldorado Resorts Inc *(A)	0.6	28,446	1,522
Group 1 Automotive Inc	0.4	9,600	990
Jack in the Box Inc	0.6	18,591	1,474
Williams-Sonoma Inc (A)	0.4	14,800	1,027
Other Securities (A)	8.5		21,855

			28,585

Consumer Staples — 3.2%
Other Securities (A)	3.2		8,001

Energy — 2.2%
Other Securities (A)	2.2		5,677

Financials — 19.7%
CNO Financial Group Inc	0.4	60,090	1,089
First Financial Bankshares Inc	0.4	31,600	1,092
First Horizon National Corp	0.4	58,600	942
Kinsale Capital Group Inc	0.4	11,043	1,118
Palomar Holdings Inc, Cl A *	0.5	21,486	1,173
United Community Banks Inc/GA	0.5	36,460	1,130
Wintrust Financial Corp	0.4	13,424	912
Other Securities ‡(A)	16.7		42,823

			50,279

Health Care —12.3%
Cardiovascular Systems Inc *	0.6	32,829	1,496
Haemonetics Corp *	0.6	13,168	1,588
Insulet Corp *(A)	0.5	6,216	1,154
Masimo Corp *	0.6	9,622	1,492

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NeoGenomics Inc *	0.5%	47,217	$1,219
Omnicell Inc *	0.4	12,747	1,020
PRA Health Sciences Inc *	0.4	9,655	1,051
R1 RCM Inc *	0.6	112,074	1,445
Other Securities (A)	8.1		20,974

			31,439

Industrials — 17.3%
Atkore International Group Inc *	0.4	24,908	1,039
Brink’s Co/The	0.4	11,450	1,065
Exponent Inc	0.5	21,350	1,357
Federal Signal Corp	0.4	30,776	1,014
Fortress Transportation & Infrastructure Investors LLC (B)	0.5	70,067	1,262
Generac Holdings Inc *	0.7	16,745	1,649
ICF International Inc	0.6	17,077	1,532
MasTec Inc *	0.8	29,613	1,965
Mercury Systems Inc *	0.5	15,800	1,157
MSA Safety Inc	0.5	10,640	1,319
Trex Co Inc *	0.5	14,300	1,231
WillScot Corp, Cl A *(A)	0.5	66,327	1,178
Other Securities (A)	11.0		28,257

			44,025

Information Technology — 16.9%
Everbridge Inc *(A)	0.4	11,871	1,044
FireEye Inc *	0.6	86,159	1,444
Limelight Networks Inc *	0.4	213,615	912
LivePerson Inc *(A)	0.4	23,432	930
MAXIMUS Inc	0.4	13,480	1,006
Perficient Inc *	0.6	36,458	1,541
Proofpoint Inc *	0.4	8,417	999
RingCentral Inc, Cl A *	0.4	5,980	1,031
Silicon Laboratories Inc *	0.4	9,850	1,043
Switch Inc, Cl A	0.5	76,681	1,209
Tech Data Corp *	0.4	7,600	1,101
Tyler Technologies Inc *	0.6	4,875	1,415
Viavi Solutions Inc *	0.5	91,398	1,373
Other Securities (A)	10.9		27,972

			43,020

Materials — 2.8%
Greif Inc, Cl A	0.4	21,600	932
Other Securities (A)(C)	2.4		6,176

			7,108

Real Estate — 7.4%
Americold Realty Trust ‡(A)	0.5	34,648	1,303
Rexford Industrial Realty Inc ‡	0.4	23,815	1,140
Other Securities ‡(A)	6.5		16,392

			18,835

Utilities — 2.8%
National Fuel Gas Co	0.4	24,500	1,103

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	2.4%		$5,883

			6,986

Total Common Stock (Cost $217,665) ($ Thousands)			248,790

RIGHTS — 0.0%
Other Securities (C)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P.
1.680% **†(D)	7.4	18,797,599	18,797

Total Affiliated Partnership (Cost $18,797) ($ Thousands)			18,797

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	2.4	6,203,176	6,203

Total Cash Equivalent (Cost $6,203) ($ Thousands)			6,203

Total Investments in Securities — 107.5% (Cost $242,665)($ Thousands)			$273,790

Percentages are based on Net Assets of $254,769 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (See Note 12). The total market value of securities on loan at November 30, 2019 was $18,562 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $1,262 ($ Thousands), or 0.50% of the net assets (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (See Note 12). The total market value of such securities as of November 30, 2019 was $18,797 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	248,790	–	–	248,790
Rights	–	–	–	–
Affiliated Partnership	–	18,797	–	18,797
Cash Equivalent	6,203	–	–	6,203

Total Investments in Securities	254,993	18,797	–	273,790

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 20,292	$ 53,319	$ (54,815)	$ —	$ 1	$ 18,797	18,797,599	$ 47	$ —
SEI Daily Income Trust, Government Fund, Cl F	11,271	55,997	(61,065)	—	—	6,203	6,203,176	83	—

Totals	$ 31,563	$ 109,316	$ (115,880)	$ —	$ 1	$ 25,000	25,000,775	$ 130	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund

Sector Weightings†:

† Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Communication Services — 2.2%
Cogent Communications Holdings Inc	0.5%	28,468	$1,784
Other Securities (A)	1.7		5,800

			7,584

Consumer Discretionary — 12.8%
Bloomin’ Brands Inc	0.7	102,848	2,474
Carter’s Inc	0.5	16,147	1,668
Cheesecake Factory Inc/The (A)	0.7	59,370	2,589
Modine Manufacturing Co *	0.7	308,740	2,291
Murphy USA Inc *	0.8	22,879	2,689
Skechers U.S.A. Inc, Cl A *	0.5	46,842	1,884
Urban Outfitters Inc *	0.7	89,565	2,298
Other Securities (A)	8.2		29,064

			44,957

Consumer Staples — 5.1%
Casey’s General Stores Inc	0.5	9,308	1,617
Darling Ingredients Inc *	0.5	81,044	1,929
Hain Celestial Group Inc/The *(A)	0.5	67,642	1,672
TreeHouse Foods Inc *	0.5	34,714	1,697
Other Securities (A)	3.1		10,817

			17,732

Energy — 2.6%
Delek US Holdings Inc	0.4	43,196	1,482
Other Securities (A)(B)	2.2		7,542

			9,024

Financials — 18.0%
Affiliated Managers Group Inc	0.6	24,675	2,107
American Equity Investment Life Holding Co	1.1	123,040	3,657
BankUnited Inc	1.3	129,106	4,526
Blackstone Mortgage Trust Inc, Cl A ‡(A)	0.5	45,245	1,657

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNO Financial Group Inc	1.0%	196,400	$3,559
Cohen & Steers Inc	0.5	28,131	1,888
First Commonwealth Financial Corp	0.8	198,133	2,815
FNB Corp/PA	1.4	398,092	4,944
Great Western Bancorp Inc	0.7	70,170	2,412
Green Dot Corp, Cl A *	0.5	68,940	1,638
IBERIABANK Corp	0.4	20,696	1,511
National General Holdings Corp	0.8	134,095	2,855
Sterling Bancorp/DE	0.6	96,132	1,963
Umpqua Holdings Corp	0.9	201,315	3,296
Other Securities ‡(A)	6.9		24,355

			63,183

Health Care — 12.3%
Magellan Health Inc *	1.0	44,235	3,438
Prestige Consumer Healthcare Inc *(A)	0.4	38,815	1,466
Tivity Health Inc *(A)	0.9	136,260	3,086
Other Securities (A)	10.0		35,028

			43,018

Industrials — 17.5%
BWX Technologies Inc	0.7	41,472	2,494
Clean Harbors Inc *	0.8	35,586	2,941
Generac Holdings Inc *	0.5	17,719	1,745
Heritage-Crystal Clean Inc *	0.5	53,069	1,641
Huron Consulting Group Inc *	0.5	26,433	1,772
JetBlue Airways Corp *	0.6	103,960	2,003
Tetra Tech Inc	0.6	23,212	2,049
Other Securities (A)	13.3		46,659

			61,304

Information Technology — 14.6%
CACI International Inc, Cl A *	0.7	9,498	2,273
II-VI Inc *	0.6	69,355	2,025
LogMeIn Inc	0.9	38,956	3,038
MACOM Technology Solutions Holdings Inc *	0.5	76,380	1,884
NCR Corp *	0.7	70,575	2,317
Power Integrations Inc	0.4	16,309	1,492
Super Micro Computer Inc *	1.0	167,144	3,560
SYNNEX Corp	0.5	14,921	1,832
Viavi Solutions Inc *	0.6	130,441	1,959
Other Securities (A)(C)	8.7		30,906

			51,286

Materials — 4.4%
Commercial Metals Co	1.0	160,545	3,429
Other Securities (A)	3.4		11,962

			15,391

Real Estate — 3.3%
Americold Realty Trust ‡(A)	0.6	57,122	2,149
Other Securities ‡(A)	2.7		9,225

			11,374

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.4%
Portland General Electric Co	0.4%	27,872	$1,547
Other Securities	2.0		6,917

			8,464

Total Common Stock (Cost $302,156) ($ Thousands)			333,317

EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value ETF(A)	0.6	16,229	2,030

Total Exchange Traded Fund (Cost $1,985) ($ Thousands)			2,030

WARRANTS * — 0.0%
Other Securities	0.0		25

Total Warrants (Cost $45) ($ Thousands)			25

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%
Other Securities‡‡(C)	0.0%		$—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P. 1.680% **†(D)	12.1	42,519,785	42,520

Total Affiliated Partnership (Cost $42,519) ($ Thousands)			42,520

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	4.6	16,065,958	16,066

Total Cash Equivalent (Cost $16,066) ($ Thousands)			16,066

Total Investments in Securities — 112.5% (Cost $362,771)($ Thousands)			$393,958

A list of open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	19	Dec-2019	$1,485	$1,542	$57

Percentages are based on a Net Assets of $350,124 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $41,632 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $919 ($ Thousands), or 0.3% of Net Assets of the Fund (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $42,520 ($ Thousands).

Cl – Class

ETF – Exchange Traded Fund

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	333,306	–	11	333,317
Exchange Traded Fund	2,030	–	–	2,030
Warrants	–	25	–	25
Rights	–	–	–	–
Affiliated Partnership	–	42,520	–	42,520
Cash Equivalent	16,066	–	–	16,066

Total Investments in Securities	351,402	42,545	11	393,958

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	57	–	–	57

Total Other Financial Instruments	57	–	–	57

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 44,446	$ 85,561	$ (87,488)	$ —	$ 1	$ 42,520	42,519,785	$ 90	$ —
SEI Daily Income Trust, Government Fund, Cl F	10,903	76,776	(71,613)	—	—	16,066	16,065,958	122	—

Totals	$ 55,349	$ 162,337	$ (159,101)	$ —	$ 1	$ 58,586	58,585,743	$ 212	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Communication Services — 2.6%
Cable One Inc	0.4%	3,070	$4,712
IAC/InterActiveCorp *(A)	0.4	21,301	4,744
Nexstar Media Group Inc, Cl A	0.4	43,380	4,672
Other Securities (A)	1.4		17,320

			31,448

Consumer Discretionary — 12.3%
Bloomin’ Brands Inc (A)	0.4	214,395	5,156
Bright Horizons Family Solutions Inc *	0.5	37,535	5,650
Lithia Motors Inc, Cl A	0.5	34,022	5,463
Six Flags Entertainment Corp (A)	0.4	111,506	4,848
Other Securities (A)	10.5		126,231

			147,348

Consumer Staples — 3.0%
Hostess Brands Inc, Cl A *(A)	0.4	331,129	4,453
Other Securities (A)	2.6		32,031

			36,484

Energy — 2.3%
Other Securities (A)(B)	2.3		27,408

Financials — 15.1%
Bank OZK	0.4	152,253	4,519
Cohen & Steers Inc (A)	0.5	90,625	6,084
Columbia Banking System Inc	0.4	117,665	4,598
First Financial Bankshares Inc (A)	0.4	140,139	4,845
PacWest Bancorp	0.7	219,067	8,158
Starwood Property Trust Inc ‡	0.4	181,623	4,450
United Community Banks Inc/GA	0.5	186,490	5,781
Other Securities ‡(A)(B)	11.8		142,766

			181,201

Health Care — 11.5%
Chemed Corp	0.4	11,453	4,925

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ensign Group Inc/The	0.6%	171,927	$7,467
Haemonetics Corp *	0.4	42,645	5,143
Ligand Pharmaceuticals Inc *(A)	0.4	43,736	4,942
Masimo Corp *	0.4	32,344	5,016
PRA Health Sciences Inc *	0.3	40,250	4,380
STERIS PLC	0.6	46,015	6,955
Syneos Health Inc, Cl A *	0.6	121,477	6,670
Other Securities (A)	7.8		92,530

			138,028

Industrials — 17.5%
Colfax Corp *	0.5	165,862	5,590
Exponent Inc	0.5	95,797	6,088
Federal Signal Corp	0.4	136,304	4,490
Generac Holdings Inc *	0.6	72,627	7,154
Huntington Ingalls Industries Inc	0.5	23,428	5,896
Mercury Systems Inc *	0.5	79,417	5,817
MSC Industrial Direct Co Inc, Cl A	0.4	62,439	4,584
Ryder System Inc	0.4	90,855	4,769
Snap-on Inc	0.5	34,856	5,593
Teledyne Technologies Inc *	0.4	14,837	5,074
Tetra Tech Inc	0.4	52,923	4,673
Trex Co Inc *(A)	0.4	59,630	5,132
Other Securities (A)	12.0		145,176

			210,036

Information Technology — 16.2%
ACI Worldwide Inc *	1.0	310,922	11,660
Badger Meter Inc (A)	0.4	86,451	5,360
j2 Global Inc	0.6	81,009	7,860
Jabil Inc	0.2	113,600	4,412
LogMeIn Inc	0.7	116,245	9,065
Silicon Motion Technology Corp ADR	0.4	113,114	5,011
SYNNEX Corp	0.5	47,228	5,800
Viavi Solutions Inc *	0.4	310,095	4,658
Other Securities (A)	12.2		144,876

			194,290

Materials — 4.5%
FMC Corp	0.8	93,851	9,194
Silgan Holdings Inc	0.4	174,333	5,371
Other Securities (A)(C)	3.3		38,902

			53,467

Real Estate — 8.2%
Americold Realty Trust ‡(A)	0.7	220,093	8,280
Gaming and Leisure Properties Inc ‡	0.7	204,740	8,640
Medical Properties Trust Inc ‡	0.6	332,146	6,895
Rexford Industrial Realty Inc ‡	0.5	121,527	5,816
Ryman Hospitality Properties Inc ‡	0.4	57,549	5,135
Other Securities ‡(A)	5.3		63,201

			97,967

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.2%
Other Securities	2.2%		$26,428

Total Common Stock (Cost $985,188) ($ Thousands)			1,144,105

AFFILIATED PARTNERSHIP — 11.8%
SEI Liquidity Fund, L.P. 1.680% **† (D)	11.8	141,594,170	141,592

Total Affiliated Partnership (Cost $141,593) ($ Thousands)			141,592

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	4.7%	55,977,340	$55,977

Total Cash Equivalent (Cost $55,977) ($ Thousands)			55,977

Total Investments in Securities — 111.9% (Cost $1,182,758)($ Thousands)			$1,341,674

A list of open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	48	Dec-2019	$3,895	$3,897	$2
S&P Mid Cap 400 Index E-MINI	18	Dec-2019	3,618	3,618	–

			$7,513	$7,515	$2

Percentages are based on a Net Assets of $1,198,973 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (See Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $144,345 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $6,397 ($ Thousands), or 0.53% of Net Assets (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $141,592 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,144,105	–	–	1,144,105
Affiliated Partnership	–	141,592	–	141,592
Cash Equivalent	55,977	–	–	55,977

Total Investments in Securities	1,200,082	141,592	–	1,341,674

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2

Total Other Financial Instruments	2	–	–	2

*Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 115,595	$ 256,562	$ (230,569)	$ —	$ 4	$ 141,592	141,594,170	$ 428	$ —
SEI Daily Income Trust, Government Fund, Cl F	78,961	209,948	(232,932)	—	—	55,977	55,977,340	481	—

Totals	$ 194,556	$ 466,510	$ (463,501)	$ —	$ 4	$ 197,569	197,571,510	$ 909	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 7.5%
Alphabet Inc, Cl A *	1.0%	6,474	$8,443
Alphabet Inc, Cl C *	1.3	8,378	10,933
AT&T Inc	0.9	196,571	7,348
Comcast Corp, Cl A	0.7	119,519	5,277
Facebook Inc, Cl A *	1.0	38,985	7,861
Omnicom Group Inc	0.7	76,417	6,074
Verizon Communications Inc	0.6	82,278	4,956
Other Securities	1.3		10,095

			60,987

Consumer Discretionary — 9.9%
Amazon.com Inc *	0.7	3,256	5,863
Best Buy Co Inc	0.7	68,654	5,536
eBay Inc	0.9	205,849	7,312
Target Corp	0.9	55,553	6,945
Other Securities	6.7		55,207

			80,863

Consumer Staples — 8.3%
Estee Lauder Cos Inc/The, Cl A	1.0	41,439	8,100
PepsiCo Inc	0.8	45,300	6,153
Procter & Gamble Co/The	1.7	116,036	14,163
Walmart Inc	1.5	100,230	11,936
Other Securities	3.3		26,823

			67,175

Energy — 3.1%
ConocoPhillips	1.2	158,985	9,530
Phillips 66	0.7	51,474	5,905
Other Securities	1.2		9,637

			25,072

Financials — 15.0%
Bank of New York Mellon Corp/ The	0.6	102,100	5,000
Capital One Financial Corp	0.9	69,540	6,955
Citigroup Inc	1.7	180,226	13,539
Fifth Third Bancorp	0.8	206,288	6,228

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.1%	67,966	$8,955
MetLife Inc	0.8	130,319	6,504
Synchrony Financial	0.9	190,293	7,119
T Rowe Price Group Inc	1.5	100,112	12,370
Other Securities ‡	6.7		55,518

			122,188

Health Care — 14.8%
Amgen Inc	1.5	50,303	11,807
Baxter International Inc	1.3	126,474	10,367
Biogen Inc *	0.7	18,778	5,630
Bristol-Myers Squibb Co	0.9	131,758	7,502
Johnson & Johnson	1.0	60,485	8,316
McKesson Corp	0.9	51,407	7,436
Merck & Co Inc	1.7	156,034	13,603
Pfizer Inc	0.9	182,525	7,031
UnitedHealth Group Inc	0.9	25,306	7,082
Other Securities	5.0		41,616

			120,390

Industrials — 10.0%
Expeditors International of Washington Inc	0.8	86,076	6,435
Honeywell International Inc	0.8	36,881	6,585
PACCAR Inc	1.1	108,109	8,797
Other Securities	7.3		59,211

			81,028

Information Technology — 23.6%
Accenture PLC, Cl A	0.9	37,487	7,541
Apple Inc	2.1	64,988	17,368
Cisco Systems Inc	1.3	225,245	10,206
Citrix Systems Inc	0.6	44,668	5,039
HP Inc	0.8	339,947	6,826
Intel Corp	1.2	169,898	9,863
International Business Machines Corp	0.7	40,727	5,476
Intuit Inc	1.1	35,437	9,174
Lam Research Corp	0.7	21,011	5,606
Microsoft Corp	4.0	217,020	32,853
Oracle Corp	1.5	211,058	11,849
Visa Inc, Cl A	0.8	35,202	6,495
Other Securities	7.9		63,843

			192,139

Materials — 2.2%
Other Securities	2.2		17,788

Real Estate — 3.0%
Prologis Inc ‡	0.7	60,827	5,569
Other Securities ‡	2.3		18,953

			24,522

Utilities — 1.1%
Exelon Corp	0.7	128,879	5,722

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	0.4%	$3,365

		9,087

Total Common Stock (Cost $692,089) ($ Thousands)		801,239

RIGHT — 0.0%

Other Securities ‡‡	0.0	13

Total Right (Cost $13) ($ Thousands)		13

Total Investments in Securities — 98.5% (Cost $692,102)($ Thousands)		$801,252

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	53	Dec-2019	$8,208	$8,330	$122

Percentages are based on a Net Assets of $813,579 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	801,239	–	–	801,239
Right	13	–	–	13

Total Investments in Securities	801,252	–	–	801,252

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	122	–	–	122

Total Other Financial Instruments	122	–	–	122

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 24,467	$ 154,287	$ (178,754)	$ —	$ —	$ —	—	$ 57	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 8.6%
AT&T Inc	1.4%	489,800	$18,309
Comcast Corp, Cl A	1.0	287,600	12,697
Omnicom Group Inc	0.9	151,061	12,006
Verizon Communications Inc	2.2	479,028	28,857
Other Securities	3.1		41,215

			113,084

Consumer Discretionary — 6.7%
AutoZone Inc *	1.1	12,200	14,371
Target Corp	2.2	227,200	28,402
Other Securities	3.4		45,013

			87,786

Consumer Staples — 12.5%
Altria Group Inc	1.2	326,464	16,225
Coca-Cola Co/The	0.6	147,403	7,871
JM Smucker Co/The	1.1	131,123	13,780
Kroger Co/The	0.9	418,000	11,428
Tyson Foods Inc, Cl A	1.6	225,904	20,307
Walgreens Boots Alliance Inc	0.7	155,800	9,286
Walmart Inc	1.3	147,100	17,518
Other Securities	5.1		66,918

			163,333

Energy — 2.6%
Chevron Corp	0.6	69,100	8,094
Phillips 66	0.8	97,000	11,128
Valero Energy Corp	0.6	82,400	7,868
Other Securities	0.6		7,621

			34,711

Financials — 16.5%
Aflac Inc	1.4	322,800	17,702
Allstate Corp/The	1.6	189,100	21,056
American Financial Group Inc/OH	1.2	140,001	15,360
Annaly Capital Management Inc ‡	0.8	1,122,200	10,470
Berkshire Hathaway Inc, Cl B *	1.6	96,300	21,215
Starwood Property Trust Inc ‡	0.7	348,401	8,536
US Bancorp	0.7	158,300	9,503

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	8.5%		$112,628

			216,470

Health Care — 10.3%
Bristol-Myers Squibb Co	0.8	171,700	9,777
HCA Healthcare Inc	0.7	62,100	8,611
Johnson & Johnson	1.9	179,700	24,707
Merck & Co Inc	1.9	281,400	24,532
Pfizer Inc	1.9	647,500	24,942
Other Securities	3.1		42,590

			135,159

Industrials — 10.1%
Allison Transmission Holdings Inc, Cl A	0.7	179,500	8,688
Eaton Corp PLC	0.7	102,400	9,472
Huntington Ingalls Industries Inc	0.7	38,084	9,585
Raytheon Co	1.3	77,124	16,768
Republic Services Inc, Cl A	1.7	250,206	22,181
United Technologies Corp	0.9	76,600	11,363
Waste Management Inc	1.6	183,580	20,728
Other Securities	2.5		33,555

			132,340

Information Technology — 15.0%
Amdocs Ltd	2.0	380,991	26,403
Apple Inc	0.6	30,900	8,258
Cisco Systems Inc	1.5	419,500	19,008
Intel Corp	2.0	452,000	26,239
International Business Machines Corp	0.9	89,200	11,993
Motorola Solutions Inc	0.7	50,214	8,401
Oracle Corp	1.8	411,100	23,079
Western Union Co/The	0.9	430,200	11,564
Other Securities	4.6		61,545

			196,490

Materials — 3.0%
Other Securities	3.0		39,662

Real Estate — 3.8%
VEREIT Inc ‡	0.7	914,100	8,922
Other Securities ‡	3.1		40,827

			49,749

Utilities — 9.1%
American Electric Power Co Inc	0.9	123,938	11,322
DTE Energy Co	1.0	107,366	13,414
Edison International	0.6	118,100	8,161
Entergy Corp	1.2	137,900	16,050
Exelon Corp	1.4	426,200	18,923
Portland General Electric Co	0.6	141,792	7,871
Other Securities	3.4		43,886

			119,627

Total Common Stock (Cost $1,003,457) ($ Thousands)			1,288,411

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.5%	19,424,609	$19,425

Total Cash Equivalent (Cost $19,425) ($ Thousands)			19,425

Total Investments in Securities — 99.7% (Cost $1,022,882)($ Thousands)			$1,307,836

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	43	Dec-2019	$6,403	$6,759	$356

Percentages are based on a Net Assets of $1,312,184 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,288,411	–	–	1,288,411
Cash Equivalent	19,425	–	–	19,425

Total Investments in Securities	1,307,836	–	–	1,307,836

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	$356	$–	$–	$356

Total Other Financial Instruments	$356	$–	$–	$356

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,926	$ 233,859	$ (224,360)	$ -	$ -	$ 19,425	19,424,609	$ 342	$ –

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Australia — 3.0%
Other Securities ‡	3.0%		$84,336

Austria — 0.1%
Other Securities	0.1		3,776

Belgium — 0.5%
Other Securities	0.5		14,699

Bermuda — 0.1%
Other Securities	0.1		2,182

Canada — 5.5%
BCE Inc	0.1	77,100	3,711
Other Securities ‡	5.4		149,614

			153,325

Denmark — 0.4%
Other Securities	0.4		9,563

Finland — 0.1%
Other Securities	0.1		2,116

France — 2.0%
Engie SA	0.5	857,083	13,570
Sanofi	0.5	147,100	13,707
TOTAL SA	0.5	244,300	12,833
Other Securities	0.5		16,308

			56,418

Germany — 1.6%
Other Securities	1.6		44,434

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 2.2%
Other Securities ‡	2.2%		$62,362

Ireland — 0.4%
Other Securities	0.4		10,778

Israel — 1.2%
Mizrahi Tefahot Bank Ltd	0.5	519,081	13,896
Other Securities ‡	0.7		20,701

			34,597

Italy — 0.9%
Enel SpA	0.5	1,905,606	14,405
Other Securities	0.4		11,544

			25,949

Japan — 10.1%
Astellas Pharma Inc	0.5	856,100	14,599
Japan Tobacco Inc	0.5	592,300	13,492
KDDI Corp	0.9	821,200	23,539
Mizuho Financial Group Inc	0.6	9,805,100	15,149
Nippon Telegraph & Telephone Corp	1.0	573,700	28,955
NTT DOCOMO Inc	0.5	482,742	13,238
Okinawa Cellular Telephone Co	0.0	3,311	117
Oracle Corp Japan	0.1	34,354	3,159
Other Securities ‡	6.0		170,357

			282,605

Netherlands — 0.8%
Koninklijke Ahold Delhaize NV	0.5	532,800	13,738
Other Securities	0.3		8,920

			22,658

New Zealand — 0.9%
Other Securities ‡	0.9		23,782

Norway — 0.7%
Other Securities	0.7		19,689

Portugal — 0.0%
Other Securities	0.0		833

Singapore — 1.8%
Other Securities ‡	1.8		50,249

Spain — 0.7%
Other Securities	0.7		19,433

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Sweden — 0.7%
Other Securities	0.7%		$20,746

Switzerland — 4.1%
Roche Holding AG	1.3	120,080	37,033
Other Securities	2.8		77,106

			114,139

United Kingdom — 4.1%
GlaxoSmithKline PLC	0.8	968,800	21,980
Other Securities ‡	3.3		91,241

			113,221

United States — 55.9%
Aflac Inc	0.6	291,578	15,990
Allstate Corp/The	0.8	202,200	22,515
Altria Group Inc	0.6	338,132	16,805
Amdocs Ltd	0.9	351,078	24,330
Amgen Inc	0.6	72,300	16,970
AT&T Inc	1.0	779,871	29,152
BCE Inc	0.4	248,624	11,951
Berkshire Hathaway Inc, Cl B *	0.8	99,400	21,898
Bristol-Myers Squibb Co	0.5	246,100	14,013
Cisco Systems Inc	0.8	498,904	22,605
Coca-Cola Co/The	0.5	274,565	14,662
Comcast Corp, Cl A	0.9	569,791	25,156
Darden Restaurants Inc	0.5	112,324	13,304
Entergy Corp	0.5	123,800	14,409
Exelon Corp	0.9	536,935	23,840
FirstEnergy Corp	0.7	409,884	19,547
Hartford Financial Services Group Inc/The	0.5	237,272	14,678
HCA Healthcare Inc	0.7	135,654	18,810
Intel Corp	0.8	397,800	23,092
International Business Machines Corp	0.6	123,800	16,645
Johnson & Johnson	1.1	213,100	29,299
Kimberly-Clark Corp	0.6	118,565	16,165
Merck & Co Inc	0.9	279,500	24,367
Northrop Grumman Corp	0.6	48,197	16,954
Oracle Corp	0.9	464,374	26,070
PepsiCo Inc	0.5	97,895	13,297
Pfizer Inc	1.0	719,600	27,719
Raytheon Co	0.5	60,100	13,067
Republic Services Inc, Cl A	0.5	153,765	13,631
Target Corp	1.4	315,768	39,474
Tyson Foods Inc, Cl A	0.7	206,404	18,554
Universal Health Services Inc, Cl B	0.7	129,662	18,087
Verizon Communications Inc	1.5	674,630	40,640
Walmart Inc	0.8	191,994	22,865
Waste Management Inc	0.6	153,669	17,351

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
Western Union Co/The	0.6%	568,965	$15,294
Other Securities ‡	29.4		832,219

			1,565,425

Total Common Stock (Cost $2,437,819) ($ Thousands)			2,737,315

PREFERRED STOCK — 0.0%

Germany — 0.0%

Other Securities	0.0		210

Sweden — 0.0%
Other Securities	0.0		401

Total Preferred Stock (Cost $693) ($ Thousands)			611

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	0.8	21,389,629	21,390

Total Cash Equivalent (Cost $21,390) ($ Thousands)			21,390

Total Investments in Securities — 98.6% (Cost $2,459,902)($ Thousands)			$2,759,316

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	48	Dec-2019	$1,938	$1,959	$42
FTSE 100 Index	12	Dec-2019	1,093	1,143	(2)
Hang Seng Index	1	Jan-2020	174	168	(6)
S&P 500 Index E-MINI	63	Dec-2019	9,590	9,903	313
SPI 200 Index	4	Dec-2019	462	464	6
TOPIX Index	10	Dec-2019	1,547	1,550	15

			$14,804	$15,187	$368

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	USD	7	DKK	47	$—
Brown Brothers Harriman	12/13/19	USD	340	DKK	2,289	(2)
Brown Brothers Harriman	12/13/19	USD	351	SEK	3,383	2
Brown Brothers Harriman	12/13/19	USD	303	NZD	473	1
Brown Brothers Harriman	12/13/19	USD	118	NZD	184	–
Brown Brothers Harriman	12/13/19	USD	308	HKD	2,415	–
Brown Brothers Harriman	12/13/19	USD	123	HKD	965	–
Brown Brothers Harriman	12/13/19	USD	447	NOK	4,081	(4)
Brown Brothers Harriman	12/13/19	USD	559	SGD	761	(2)
Brown Brothers Harriman	12/13/19	USD	629	AUD	923	(4)
Brown Brothers Harriman	12/13/19	USD	36	CHF	36	–
Brown Brothers Harriman	12/13/19	USD	619	CHF	612	(6)
Brown Brothers Harriman	12/13/19	USD	1,124	GBP	871	4
Brown Brothers Harriman	12/13/19	USD	162	EUR	147	1
Brown Brothers Harriman	12/13/19	USD	983	EUR	888	(3)
Brown Brothers Harriman	12/13/19	USD	1,649	JPY	179,075	(12)
Brown Brothers Harriman	12/13/19	USD	525	CAD	697	–
Brown Brothers Harriman	12/13/19	USD	1,314	CAD	1,736	(7)
Brown Brothers Harriman	12/13/19	NZD	19,420	USD	12,393	(73)
Brown Brothers Harriman	12/13/19	DKK	36,271	USD	5,386	27
Brown Brothers Harriman	12/13/19	DKK	303	USD	45	–
Brown Brothers Harriman	12/13/19	SGD	36,746	USD	27,040	161
Brown Brothers Harriman	12/13/19	GBP	118	USD	154	1
Brown Brothers Harriman	12/13/19	GBP	44,629	USD	57,499	(260)
Brown Brothers Harriman	12/13/19	CHF	61,226	USD	61,815	462
Brown Brothers Harriman	12/13/19	AUD	65,810	USD	45,356	831
Brown Brothers Harriman	12/13/19	EUR	100,329	USD	111,302	563
Brown Brothers Harriman	12/13/19	EUR	896	USD	987	(2)
Brown Brothers Harriman	12/13/19	NOK	101,801	USD	11,120	63
Brown Brothers Harriman	12/13/19	CAD	106,103	USD	80,514	616
Brown Brothers Harriman	12/13/19	CAD	1,098	USD	826	(1)
Brown Brothers Harriman	12/13/19	SEK	128,294	USD	13,363	(54)
Brown Brothers Harriman	12/13/19	HKD	252,262	USD	32,234	12
Brown Brothers Harriman	12/13/19	HKD	3,542	USD	452	–

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	JPY	16,312,087	USD	149,846	$695

						$3,009

Percentages are based on a Net Assets of $2,798,351 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Common Stock	2,736,735	580	–	2,737,315
Preferred Stock	611	–	–	611
Cash Equivalent	21,390	–	–	21,390

Total Investments in Securities	2,758,736	580	–	2,759,316

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	376	–	–	376
Unrealized Depreciation	(8)	–	–	(8)
Forwards Contracts*
Unrealized Appreciation	–	3,439	–	3,439
Unrealized Depreciation	–	(430)	–	(430)

Total Other Financial Instruments	368	3,009	–	3,377

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 30,361	$ 292,169	$ (301,140)	$ —	$ —	$ 21,390	21,389,629	$ 692	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Argentina — 0.5%
MercadoLibre Inc *	0.5%	75,624	$43,906

Australia — 4.8%
a2 Milk Co Ltd *(A)	0.5	4,719,411	47,149
ASX Ltd	0.5	752,826	41,608
Newcrest Mining Ltd	0.6	2,484,767	51,698
OZ Minerals Ltd	0.5	6,807,319	48,577
Qantas Airways Ltd	0.7	12,073,703	59,616
Other Securities ‡(A)	2.0		177,728

			426,376

Austria — 0.7%
Other Securities	0.7		61,668

Belgium — 0.3%
Other Securities	0.3		22,855

Brazil — 2.2%
B3 SA - Brasil Bolsa Balcao	0.6	4,378,872	49,264
Linx SA	0.5	5,476,642	40,593
Other Securities	1.1		102,435

			192,292

Canada — 4.9%
Constellation Software Inc/Canada	0.6	46,481	49,692
Rogers Communications Inc, Cl B (A)	0.6	1,154,869	55,964
TMX Group Ltd	0.5	555,316	44,643
Other Securities (A)	3.2		288,699

			438,998

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Chile — 0.2%
Other Securities (A)	0.2%		$14,066

China — 3.4%
Alibaba Group Holding Ltd ADR *	0.9	415,546	83,109
Momo Inc ADR	0.5	1,119,263	41,894
Other Securities (A)	2.0		179,856

			304,859

Colombia — 0.2%
Other Securities	0.2		18,106

Czech Republic — 0.1%
Other Securities	0.1		8,822

Denmark — 2.1%
Orsted A/S	0.4	437,872	40,386
Vestas Wind Systems A/S	0.6	589,396	56,135
Other Securities	1.1		93,205

			189,726

Finland — 0.7%
Other Securities	0.7		64,686

France — 5.6%
AXA SA	0.5	1,461,945	39,807
Euronext NV	0.5	553,048	41,801
L’Oreal SA	0.5	165,514	47,212
Other Securities ‡(A)	4.1		374,647

			503,467

Germany — 5.6%
Deutsche Boerse AG	0.9	520,456	79,909
Knorr-Bremse AG	0.5	430,836	41,936
SAP SE	1.1	718,573	97,833
Other Securities	3.1		283,008

			502,686

Greece — 0.1%
Other Securities	0.1		7,098

Hong Kong — 4.4%
Hong Kong Exchanges & Clearing Ltd	0.7	1,963,195	61,998
Other Securities (A)	3.7		330,791

			392,789

Hungary — 0.2%
Other Securities	0.2		13,450

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India — 1.4%
Other Securities	1.4%		$126,084

Ireland — 1.7%
ICON PLC *	1.1	580,695	94,746
Other Securities	0.6		58,000

			152,746

Israel — 2.1%
Check Point Software Technologies Ltd *	1.1	803,622	94,731
Other Securities (A)	1.0		89,337

			184,068

Italy — 1.9%
Other Securities	1.9		171,516

Japan — 13.0%
Anritsu Corp	0.4	2,089,700	39,710
Kao Corp	0.6	656,000	51,589
Kobayashi Pharmaceutical Co Ltd	0.5	550,639	45,153
Mitsui & Co Ltd	0.5	2,746,500	48,642
Recruit Holdings Co Ltd	1.0	2,456,040	88,858
SBI Holdings Inc/Japan	0.5	1,950,804	40,491
Sony Corp	0.8	1,155,500	72,848
Terumo Corp	0.6	1,402,527	49,193
Other Securities	8.1		725,157

			1,161,641

Malaysia — 0.3%
Other Securities	0.3		21,941

Mexico — 0.3%
Other Securities	0.3		24,074

Netherlands — 5.3%
ASML Holding NV	0.7	225,146	61,317
Koninklijke DSM NV	1.0	663,882	85,131
Koninklijke Philips NV	0.5	892,396	41,469
Other Securities	3.1		288,920

			476,837

New Zealand — 0.1%
Other Securities	0.1		5,259

Norway — 1.0%
Other Securities	1.0		88,043

Panama — 0.2%
Other Securities (A)	0.2		18,345

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Panama (continued)

Peru — 0.2%
Other Securities	0.2%		$15,852

Poland — 0.1%
Other Securities	0.1		11,289

Portugal — 0.3%
Other Securities	0.3		30,850

Russia — 0.7%
Other Securities	0.7		62,270

Saudi Arabia — 0.0%
Other Securities	0.0		2,780

Singapore — 0.9%
Other Securities	0.9		78,469

South Africa — 0.4%
Other Securities (A)	0.4		33,129

South Korea — 2.9%
Samsung Electronics Co Ltd	1.2	2,477,938	105,525
Other Securities	1.7		157,343

			262,868

Spain — 2.6%
Amadeus IT Group SA, Cl A	0.9	1,006,825	80,262
Siemens Gamesa Renewable Energy SA	0.5	2,771,585	44,265
Other Securities	1.2		111,414

			235,941

Sweden — 1.1%
Other Securities	1.1		100,987

Switzerland — 5.6%
Idorsia Ltd *(A)	0.6	1,862,819	49,881
Nestle SA	1.0	881,354	91,650
Roche Holding AG	1.5	439,379	135,505
Other Securities (A)	2.5		225,506

			502,542

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	0.6	4,827,000	48,253

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.8%	1,329,106	$70,562
Other Securities	1.3		117,819

			236,634

Thailand — 0.6%
Other Securities	0.6		54,528

Turkey — 0.4%
Other Securities (A)	0.4		36,820

United Arab Emirates — 0.1%
Other Securities	0.1		4,768

United Kingdom — 8.6%
BAE Systems PLC	0.7	8,498,134	63,030
Burberry Group PLC	0.6	2,009,824	54,698
Rio Tinto PLC	0.8	1,240,140	67,397
Rio Tinto PLC ADR (A)	0.2	343,141	18,722
Other Securities (A)	6.3		561,990

			765,837

United States — 5.2%
Accenture PLC, Cl A	0.5	222,569	44,772
Atlassian Corp PLC, Cl A *	0.6	448,654	57,028
IHS Markit Ltd *	0.5	645,390	46,888
Medtronic PLC	0.5	403,684	44,966
Other Securities ‡(A)	3.1		272,662

			466,316

Total Common Stock (Cost $7,139,398) ($ Thousands)			8,538,284

PREFERRED STOCK — 0.6%

Brazil — 0.3%
Other Securities (B)	0.3		23,278

Germany — 0.3%
Other Securities (B)	0.3		30,450

Spain — 0.0%
Other Securities (B)	0.0		4,861

Total Preferred Stock (Cost $60,244) ($ Thousands)			58,589

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0%		$10

Total Rights (Cost $–) ($ Thousands)			10

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P. 1.680% **†(C)	2.4	218,499,582	218,503

Total Affiliated Partnership (Cost $218,487) ($ Thousands)			218,503

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	0.7	59,127,941	59,128

Total Cash Equivalent (Cost $59,128) ($ Thousands)			59,128

Total Investments in Securities — 99.4% (Cost $7,477,257)($ Thousands)			$8,874,514

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
Euro STOXX 50	449	Dec-2019	$17,518	$18,327	$766
FTSE 100 Index	85	Dec-2019	7,749	8,098	87
Hang Seng Index	63	Jan-2020	10,956	10,597	(363)
S&P TSX 60 Index	53	Dec-2019	7,970	8,127	194
SPI 200 Index	47	Dec-2019	5,322	5,449	140
TOPIX Index	77	Dec-2019	11,474	11,932	620

			$60,989	$62,530	$1,444

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/16/19	EUR	17,763	USD	19,756	$150
Goldman Sachs	01/03/20	BRL	26,823	USD	6,299	(36)
Morgan Stanley	12/16/19	CHF	10,022	USD	10,174	132
Morgan Stanley	12/16/19 - 03/16/20	USD	16,571	EUR	15,018	17
Morgan Stanley	12/16/19	USD	10,585	EUR	9,504	(95)
Morgan Stanley	12/16/19 - 01/29/20	EUR	18,249	USD	20,335	141
Morgan Stanley	12/16/19 - 03/16/20	EUR	10,494	USD	11,573	(48)
Morgan Stanley	01/29/20	GBP	33,700	USD	43,392	(288)
Morgan Stanley	02/06/20	USD	3,091	KRW	3,582,398	(53)
Morgan Stanley	02/06/20	KRW	23,917,601	USD	20,454	170
RBS	12/16/19	EUR	2,081	USD	2,314	17
RBS	12/16/19	USD	1,750	EUR	1,587	2
RBS	12/16/19	USD	3,850	EUR	3,468	(22)
RBS	12/16/19	USD	7,379	NOK	66,447	(161)
RBS	12/16/19	NOK	66,447	USD	7,382	165

						$91

Percentages	are based on a Net Assets of $8,925,368 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019, was $236,696 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $218,503 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

CHF — Swiss Franc

Cl — Class

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

PLC — Public Limited Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX - Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	8,538,284	–	–	8,538,284
Preferred Stock	53,727	4,862	–	58,589
Rights	10	–	–	10
Affiliated Partnership	–	218,503	–	218,503
Cash Equivalent	59,128	–	–	59,128

Total Investments in Securities	8,651,149	223,365	–	8,874,514

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,807	–	–	1,807
Unrealized Depreciation	(363)	–	–	(363)
Forwards Contracts*
Unrealized Appreciation	–	794	–	794
Unrealized Depreciation	–	(703)	–	(703)

Total Other Financial Instruments	1,444	91	–	1,535

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$308,147	$774,722	$ (864,365)	$—	$(1)	$218,503	218,499,582	$1,755	$—
SEI Daily Income Trust, Government Fund, Cl F	296,413	268,692	(505,977)	—	—	59,128	59,127,941	2,276	—

Totals	$604,560	$ 1,043,414	$(1,370,342)	$—	$(1)	$277,631	277,627,523	$4,031	$—

The accompanying notes are an integral part of the financial statements.

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Argentina — 0.8%
MercadoLibre Inc *	0.8%	1,536	$892

Australia — 3.5%
Rio Tinto Ltd	0.2	3,749	246
Other Securities ‡	3.3		3,467

			3,713

Austria — 1.6%
Erste Group Bank AG	0.6	16,713	599
Other Securities	1.0		1,147

			1,746

Belgium — 0.3%
Other Securities	0.3		271

Brazil — 0.6%
Other Securities	0.6		673

Canada — 6.3%
Constellation Software Inc/Canada	1.0	1,028	1,099
Royal Bank of Canada	0.7	8,700	712
Tencent Music Entertainment Group ADR *	0.2	19,182	239
Toronto-Dominion Bank/The	0.9	17,000	980
Other Securities	3.5		3,691

			6,721

Chile — 0.2%
Other Securities	0.2		203

China — 3.4%
Alibaba Group Holding Ltd ADR *	0.8	4,034	807

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China (continued)
Ping An Insurance Group Co of China Ltd, Cl H	0.6%	59,000	$669
Other Securities	2.0		2,195

			3,671

Colombia — 0.3%
Other Securities	0.3		357

Czech Republic — 0.2%
Other Securities	0.2		174

Denmark — 1.9%
Novo Nordisk A/S, Cl B	0.9	17,056	960
Other Securities	1.0		1,024

			1,984

Finland — 1.0%
Other Securities	1.0		1,087

France — 6.1%
BNP Paribas SA	0.5	9,440	530
Capgemini SE	0.6	5,304	628
Edenred	0.8	17,638	876
Peugeot SA	0.6	24,295	587
Safran SA	0.7	4,513	739
Other Securities ‡	2.9		3,178

			6,538

Germany — 5.1%
Deutsche Boerse AG	0.7	4,818	740
MTU Aero Engines AG	0.7	2,549	691
SAP SE	0.9	6,913	941
Scout24 AG	0.6	10,899	675
Other Securities	2.2		2,403

			5,450

Greece — 0.5%
Other Securities	0.5		481

Hong Kong — 4.8%
AIA Group Ltd	0.7	75,000	751
Tencent Holdings Ltd	0.6	14,700	623
Other Securities	3.5		3,712

			5,086

Hungary — 0.2%
Other Securities	0.2		192

India — 1.6%
Housing Development Finance Corp Ltd	0.6	20,399	653

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India (continued)
ICICI Bank Ltd ADR	0.5%	39,872	$562
Other Securities	0.5		490

			1,705

Indonesia — 0.1%
Other Securities	0.1		140

Ireland — 2.5%
ICON PLC *	1.6	10,403	1,697
Ryanair Holdings PLC ADR *	0.5	6,722	560
Other Securities	0.4		427

			2,684

Israel — 1.7%
Nice Ltd *	0.5	3,700	561
Nice Ltd ADR *	0.4	2,764	419
Other Securities	0.8		849

			1,829

Italy — 1.3%
Other Securities	1.3		1,400

Japan — 11.9%
Denso Corp	0.7	16,600	741
Fujitsu Ltd	0.6	6,500	591
Japan Exchange Group Inc	0.7	41,800	710
KDDI Corp	0.8	29,100	834
Nippon Telegraph & Telephone Corp	0.5	11,170	564
NTT DOCOMO Inc	0.5	20,800	570
Okinawa Cellular Telephone Co	0.0	700	25
Secom Co Ltd	0.7	8,900	756
Sony Corp	0.9	15,000	946
Other Securities	6.5		6,997

			12,734

Malaysia — 0.4%
Other Securities	0.4		385

Mexico — 0.5%
Other Securities	0.5		483

Netherlands — 4.8%
Koninklijke Philips NV	0.7	15,935	741
Unilever NV	0.6	10,915	647
Wolters Kluwer NV	0.5	7,770	558
Other Securities	3.0		3,169

			5,115

New Zealand — 0.2%
Other Securities	0.2		255

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway — 1.2%
Other Securities	1.2%		$1,281

Panama — 0.4%
Other Securities	0.4		375

Peru — 0.3%
Other Securities	0.3		332

Poland — 0.2%
Other Securities	0.2		262

Portugal — 0.1%
Other Securities	0.1		110

Qatar — 0.2%
Other Securities	0.2		201

Russia — 0.6%
Other Securities	0.6		689

Singapore — 2.0%
DBS Group Holdings Ltd	0.7	40,500	748
Other Securities	1.3		1,367

			2,115

South Africa — 0.8%
Other Securities	0.8		893

South Korea — 2.8%
Samsung Electronics Co Ltd	1.5	37,566	1,600
Other Securities	1.3		1,441

			3,041

Spain — 1.7%
Amadeus IT Group SA, Cl A	0.7	9,913	790
Other Securities	1.0		1,021

			1,811

Sweden — 1.9%
Atlas Copco AB, Cl A	0.1	2,808	103
Atlas Copco AB, Cl B	0.5	16,936	548
Other Securities	1.3		1,417

			2,068

Switzerland — 5.5%
Nestle SA	1.0	10,040	1,044
Novartis AG	0.4	4,608	424
Novartis AG ADR	0.6	7,038	650

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Switzerland (continued)
Roche Holding AG	1.6%	5,592	$1,725
Other Securities	1.9		2,089

			5,932

Taiwan — 3.7%
Hon Hai Precision Industry Co Ltd	0.9	310,440	901
Taiwan Semiconductor Manufacturing Co Ltd	1.0	109,000	1,090
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.1	22,208	1,179
Other Securities	0.7		833

			4,003

Thailand — 0.8%
Other Securities	0.8		833

Turkey — 1.3%
Other Securities	1.3		1,357

United Arab Emirates — 0.1%
Other Securities	0.1		114

United Kingdom — 8.8%
Barclays PLC	0.5	243,026	539
Diageo PLC	0.7	17,203	704
Experian PLC	0.5	16,160	536
HSBC Holdings PLC	0.6	84,716	632
Rio Tinto PLC	0.5	9,384	510
Rio Tinto PLC ADR	0.3	6,777	370
Unilever PLC	0.0	183	11
Other Securities	5.7		6,170

			9,472

United States — 2.6%
Everest Re Group Ltd	0.5	2,039	553
Other Securities	2.1		2,276

			2,829

Total Common Stock (Cost $89,605) ($ Thousands)			103,687

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Other Securities (A)	0.3		284

Germany — 0.1%
Other Securities (A)	0.1		93

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)

Spain — 0.1%
Other Securities (A)	0.1%		$89

Total Preferred Stock (Cost $541) ($ Thousands)			466

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0		1

Total Rights (Cost $–) ($ Thousands)			1

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.0	1,095,948	1,096

Total Cash Equivalent (Cost $1,096) ($ Thousands)			1,096

Total Investments in Securities — 98.3% (Cost $91,242)($ Thousands)			$105,250

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	9	Dec-2019	$365	$367	$3
FTSE 100 Index	2	Dec-2019	190	191	–
Hang Seng Index	1	Jan-2020	174	168	(6)
S&P TSX 60 Index	1	Dec-2019	153	153	–
SPI 200 Index	1	Dec-2019	116	116	2
TOPIX Index	1	Dec-2019	155	155	1

			$1,153	$1,150	$–

Percentages are based on a Net Assets of $107,093 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE— Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	103,687	–	–	103,687
Preferred Stock	377	89	–	466
Rights	1	–	–	1
Cash Equivalent	1,096	–	–	1,096

Total Investments in Securities	105,161	89	–	105,250

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	–	–	–	–

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,276	$ 2,450	$ (3,630)	$ —	$ —	$ 1,096	1,095,948	$ 16	$ —

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.0%
Other Securities	0.0%		$162

Australia — 0.4%
Other Securities ‡	0.4		2,540

Austria — 0.1%
Other Securities	0.1		911

Belgium — 0.1%
Other Securities	0.1		938

Bermuda — 0.0%
Other Securities	0.0		84

Brazil — 0.6%
Other Securities	0.6		3,760

Canada — 1.3%
Canadian National Railway Co	0.5	34,615	3,143
Other Securities ‡	0.8		5,630

			8,773

Chile — 0.0%
Other Securities	0.0		79

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China — 2.0%
Other Securities	2.0%		$13,032

Croatia — 0.1%
Other Securities	0.1		555

Czech Republic — 0.1%
Other Securities	0.1		513

Denmark — 0.2%
Other Securities	0.2		1,088

Egypt — 0.0%
Other Securities	0.0		24

Estonia — 0.0%
Other Securities	0.0		322

Finland — 0.3%
Other Securities	0.3		1,705

France — 3.8%
Sanofi	0.5	32,876	3,063
Other Securities ‡	3.3		22,172

			25,235

Germany — 1.3%
Other Securities	1.3		8,311

Greece — 0.0%
Other Securities	0.0		70

Hong Kong — 1.2%
Other Securities	1.2		8,259

Hungary — 0.2%
Other Securities	0.2		1,449

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India — 0.7%
Other Securities	0.7%		$4,807

Indonesia — 0.0%
Other Securities	0.0		207

Ireland — 0.0%
Other Securities	0.0		102

Israel — 0.1%
Other Securities	0.1		491

Italy — 1.0%
Other Securities	1.0		6,604

Japan — 15.2%
Asahi Group Holdings Ltd	0.6	83,876	4,033
Daito Trust Construction Co Ltd	0.5	29,971	3,663
Honda Motor Co Ltd	0.5	113,500	3,179
Japan Tobacco Inc	0.6	164,200	3,740
Nippon Telegraph & Telephone Corp	1.1	143,751	7,255
Nomura Holdings Inc	0.5	643,200	3,293
Oracle Corp Japan *	0.0	1,603	147
Sumitomo Electric Industries Ltd	0.5	211,900	3,162
Other Securities ‡	10.9		72,283

			100,755

Luxembourg — 0.3%
Other Securities	0.3		2,011

Malaysia — 0.2%
Other Securities	0.2		1,194

Mexico — 0.3%
Other Securities ‡	0.3		1,990

Netherlands — 1.0%
Royal Dutch Shell PLC, Cl A	0.5	111,290	3,190
Other Securities	0.5		3,328

			6,518

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

New Zealand — 0.1%
Other Securities	0.1%		$454

Nigeria — 0.0%
Other Securities	0.0		156

Norway — 0.1%
Other Securities	0.1		404

Pakistan — 0.0%
Other Securities	0.0		79

Peru — 0.0%
Other Securities	0.0		19

Philippines — 0.1%
Other Securities	0.1		971

Poland — 1.1%
Other Securities	1.1		7,443

Portugal — 0.0%
Other Securities	0.0		8

Puerto Rico — 0.0%
Other Securities	0.0		156

Qatar — 0.0%
Other Securities	0.0		114

Romania — 0.3%
Other Securities	0.3		2,314

Russia — 1.1%
Other Securities	1.1		7,239

Saudi Arabia — 0.2%
Other Securities	0.2		1,121

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Singapore — 0.5%
Other Securities ‡	0.5%		$3,230

Slovenia — 0.3%
Other Securities	0.3		2,213

South Africa — 0.4%
Other Securities	0.4		2,637

South Korea — 2.0%
Samsung Electronics Co Ltd	0.2	35,615	1,517
Samsung Electronics Co Ltd GDR	0.6	3,761	4,004
Other Securities	1.2		7,648

			13,169

Spain — 0.6%
Other Securities	0.6		3,809

Sweden — 0.7%
Other Securities	0.7		4,613

Switzerland — 0.9%
Other Securities	0.9		5,872

Taiwan — 1.6%
Other Securities	1.6		10,343

Thailand — 0.3%
Other Securities	0.3		1,788

Turkey — 0.4%
Other Securities	0.4		2,927

United Arab Emirates — 0.1%
Other Securities	0.1		652

United Kingdom — 4.9%
BP PLC	0.5	555,768	3,452
GlaxoSmithKline PLC	0.6	175,185	3,975
Next PLC	0.7	53,830	4,706
Royal Dutch Shell PLC, Cl A	0.0	2,802	80

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom (continued)
Royal Dutch Shell PLC, Cl B	0.0%	1,055	$30
Other Securities ‡	3.1		20,565

			32,808

United States — 48.6%

Communication Services — 2.5%
AT&T Inc	1.1	198,008	7,402
Other Securities	1.4		9,280

			16,682

Consumer Discretionary — 8.9%
Advance Auto Parts Inc	0.5	21,912	3,442
AutoZone Inc *	1.0	5,483	6,459
General Motors Co	0.6	99,928	3,597
Gentex Corp	0.5	108,870	3,092
Kohl’s Corp	0.5	68,341	3,213
O’Reilly Automotive Inc *	0.6	8,484	3,752
Other Securities	5.2		35,412

			58,967

Consumer Staples — 2.9%
Kroger Co/The	0.7	173,517	4,744
Other Securities	2.2		14,413

			19,157

Energy — 2.1%
Other Securities	2.1		14,039

Financials — 8.2%
Aflac Inc	0.9	110,232	6,045
Ally Financial Inc	0.9	192,466	6,128
American International Group Inc	0.5	66,142	3,483
AXA Equitable Holdings Inc	0.6	164,331	4,066
Bank of America Corp	0.6	113,100	3,768
Goldman Sachs Group Inc/The	0.7	19,963	4,419
Lincoln National Corp	0.5	62,584	3,696
Moody’s Corp	0.5	14,930	3,384
Other Securities ‡	3.0		19,888

			54,877

Health Care — 6.8%
AmerisourceBergen Corp, Cl A	0.6	49,700	4,369
CVS Health Corp	0.7	58,800	4,426
Eli Lilly & Co	0.7	36,675	4,304
Johnson & Johnson	0.5	24,200	3,327
Merck & Co Inc	0.9	65,561	5,716

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care (continued)
UnitedHealth Group Inc	1.0%	22,905	$6,410
Other Securities	2.4		16,423

			44,975

Industrials – 7.2%
CH Robinson Worldwide Inc	0.6	50,037	3,845
Meritor Inc *	0.5	126,255	3,188
MSC Industrial Direct Co Inc, Cl A	0.6	49,700	3,648
Parker-Hannifin Corp	0.8	27,120	5,391
Southwest Airlines Co	0.7	79,350	4,574
Union Pacific Corp	0.6	20,426	3,595
Other Securities	3.4		23,590

			47,831

Information Technology – 6.7%
DXC Technology Co	0.5	85,630	3,197
Hewlett Packard Enterprise Co	0.5	217,952	3,450
Intel Corp	0.9	104,458	6,064
International Business Machines Corp	0.7	35,700	4,800
Mastercard Inc, Cl A	0.5	10,820	3,162
Oracle Corp	0.4	50,215	2,819
QUALCOMM Inc	0.5	37,200	3,108
Other Securities	2.7		17,764

			44,364

Materials – 2.4%
Packaging Corp of America	0.7	40,637	4,547
Reliance Steel & Aluminum Co	0.6	34,455	4,065
Other Securities	1.1		7,407

			16,019

Real Estate – 0.3%
Other Securities ‡	0.3		1,872

Utilities – 0.6%
Other Securities	0.6		4,079

Total Common Stock (Cost $588,617) ($ Thousands)			629,890

PREFERRED STOCK – 0.2%

Brazil – 0.1%
Other Securities (A)	0.1		784

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Colombia – 0.0%
Other Securities (A)	0.0%		$7

Germany – 0.0%
Other Securities (A)	0.0		11

Russia – 0.1%
Other Securities (A)	0.1		260

South Korea – 0.0%
Samsung Electronics Co Ltd	0.0	1,004	35

Total Preferred Stock (Cost $1,181) ($ Thousands)			1,097

RIGHTS – 0.0%

Australia – 0.0%
Other Securities	0.0		–

United States – 0.0%
Other Securities	0.0		–

Total Rights (Cost $–) ($ Thousands)			–

CASH EQUIVALENT – 1.8%

SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.8	12,247,979	12,248

Total Cash Equivalent (Cost $12,248) ($ Thousands)			12,248

Total Investments in Securities – 96.8% (Cost $602,046)($ Thousands)			$643,235

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	205	Dec-2019	$8,024	$8,368	$344
FTSE 100 Index	35	Dec-2019	3,202	3,334	48
Hang Seng Index	25	Jan-2020	4,348	4,205	(144)
MSCI Emerging Markets	(432)	Dec-2019	(22,403)	(22,420)	(17)
MSCI Singapore Index	57	Jan-2020	1,551	1,535	(14)
OMX Stockholm 30	66	Dec-2019	1,195	1,193	(19)
S&P 500 Index E-MINI	325	Dec-2019	48,586	51,085	2,499
S&P TSX 60 Index	84	Dec-2019	12,590	12,881	333
SPI 200 Index	78	Dec-2019	8,859	9,043	235
TOPIX Index	(304)	Dec-2019	(44,342)	(47,109)	(3,551)

			$21,610	$22,115	$(286)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	USD	559	NZD	876	$4
Brown Brothers Harriman	12/13/19	USD	4	NZD	6	–
Brown Brothers Harriman	12/13/19	NZD	8	USD	5	–
Brown Brothers Harriman	12/13/19	NZD	1,212	USD	774	(4)
Brown Brothers Harriman	12/13/19	USD	3	NOK	27	–
Brown Brothers Harriman	12/13/19	USD	1,429	NOK	13,084	(8)
Brown Brothers Harriman	12/13/19	SGD	2,369	USD	1,743	10
Brown Brothers Harriman	12/13/19	SGD	8	USD	6	–
Brown Brothers Harriman	12/13/19	USD	5	SGD	7	–
Brown Brothers Harriman	12/13/19	USD	2,760	SGD	3,751	(17)
Brown Brothers Harriman	12/13/19	USD	60	DKK	407	–
Brown Brothers Harriman	12/13/19	USD	3,684	DKK	24,808	(19)
Brown Brothers Harriman	12/13/19	NOK	4,920	USD	537	3
Brown Brothers Harriman	12/13/19	NOK	24	USD	3	–
Brown Brothers Harriman	12/13/19	AUD	4,940	USD	3,401	58
Brown Brothers Harriman	12/13/19	AUD	23	USD	15	–
Brown Brothers Harriman	12/13/19	USD	5,324	SEK	51,112	20
Brown Brothers Harriman	12/13/19	HKD	4,833	USD	618	–
Brown Brothers Harriman	12/13/19	HKD	731	USD	93	–
Brown Brothers Harriman	12/13/19	USD	168	HKD	1,314	–
Brown Brothers Harriman	12/13/19	USD	7,052	HKD	55,190	(2)
Brown Brothers Harriman	12/13/19	CHF	8,426	USD	8,507	66
Brown Brothers Harriman	12/13/19	CHF	69	USD	69	–
Brown Brothers Harriman	12/13/19	CAD	13,064	USD	9,911	74
Brown Brothers Harriman	12/13/19	CAD	384	USD	289	–
Brown Brothers Harriman	12/13/19	USD	31	AUD	46	–
Brown Brothers Harriman	12/13/19	USD	14,693	AUD	21,318	(271)
Brown Brothers Harriman	12/13/19	DKK	14,660	USD	2,177	11

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	45

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	DKK	428	USD	63	$–
Brown Brothers Harriman	12/13/19	USD	43	CHF	43	–
Brown Brothers Harriman	12/13/19	USD	19,344	CHF	19,160	(150)
Brown Brothers Harriman	12/13/19	USD	285	CAD	379	–
Brown Brothers Harriman	12/13/19	USD	21,844	CAD	28,789	(166)
Brown Brothers Harriman	12/13/19	GBP	146	USD	189	–
Brown Brothers Harriman	12/13/19	GBP	24,936	USD	32,127	(141)
Brown Brothers Harriman	12/13/19	USD	35,748	GBP	27,746	157
Brown Brothers Harriman	12/13/19	USD	249	GBP	192	–
Brown Brothers Harriman	12/13/19	SEK	39,621	USD	4,126	(16)
Brown Brothers Harriman	12/13/19	USD	109	JPY	11,887	–
Brown Brothers Harriman	12/13/19	USD	54,696	JPY	5,953,130	(279)
Brown Brothers Harriman	12/13/19	EUR	54,277	USD	60,212	318
Brown Brothers Harriman	12/13/19	EUR	1,297	USD	1,430	(2)
Brown Brothers Harriman	12/13/19	USD	1,339	EUR	1,215	2
Brown Brothers Harriman	12/13/19	USD	64,752	EUR	58,376	(336)
Brown Brothers Harriman	12/13/19	JPY	11,913,776	USD	109,440	538
Brown Brothers Harriman	12/13/19	JPY	34,750	USD	317	–

						$(150)

Percentages are based on a Net Assets of $664,572 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the

U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	628,854	1,036	–	629,890
Preferred Stock	1,097	–	–	1,097
Rights	–	–	–	–
Cash Equivalent	12,248	–	–	12,248

Total Investments in Securities	642,199	1,036	–	643,235

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,459	–	–	3,459
Unrealized Depreciation	(3,745)	–	–	(3,745)
Forwards Contracts*
Unrealized Appreciation	–	1,261	–	1,261
Unrealized Depreciation	–	(1,411)	–	(1,411)

Total Other Financial Instruments	(286)	(150)	–	(436)

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 13,998	$ 112,925	$ (114,675)	$ —	$ —	$ 12,248	12,247,979	$ 94	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	47

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Argentina — 1.3%
MercadoLibre Inc *	0.6%	11,407	$6,623
Other Securities	0.7		7,066

			13,689

Austria — 0.1%
Other Securities	0.1		1,091

Bangladesh — 0.5%
BRAC Bank Ltd *	0.4	5,987,373	4,095
Other Securities	0.1		1,137

			5,232

Botswana — 0.0%
Other Securities	0.0		237

Brazil — 4.3%
Banco do Brasil SA	0.4	438,854	4,946
JBS SA	0.4	590,900	3,940
Other Securities	3.5		37,665

			46,551

Canada — 0.5%
Other Securities	0.5		5,532

Chile — 0.4%
Other Securities	0.4		4,278

China — 11.1%
Alibaba Group Holding Ltd ADR *	2.8	148,681	29,736
China Construction Bank Corp, Cl H	1.3	17,715,000	14,099
Ping An Insurance Group Co of China Ltd, Cl A	0.1	84,600	1,007

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China (continued)
Ping An Insurance Group Co of China Ltd, Cl H	1.0%	913,000	$10,346
Other Securities	5.9		64,359

			119,547

Colombia — 0.7%
Other Securities	0.7		8,182

Czech Republic — 0.1%
Other Securities	0.1		769

Egypt — 0.7%
Other Securities	0.7		7,638

Germany — 0.2%
Other Securities	0.2		2,000

Ghana — 0.0%
Other Securities	0.0		202

Greece — 0.7%
Other Securities	0.7		7,891

Hong Kong — 10.1%
AIA Group Ltd	0.7	732,040	7,332
Anhui Conch Cement Co Ltd, Cl H	0.7	1,217,000	7,781
Bank of China Ltd, Cl H	0.5	14,084,000	5,650
CNOOC Ltd	0.6	4,028,000	5,846
Industrial & Commercial Bank of China Ltd, Cl H	0.4	6,106,000	4,353
Tencent Holdings Ltd	2.1	524,481	22,231
TravelSky Technology Ltd, Cl H	0.4	1,630,000	3,969
Other Securities	4.7		50,882

			108,044

Hungary — 0.4%
Other Securities	0.4		3,819

India — 8.2%
HDFC Bank Ltd ADR	0.8	143,162	8,840
Hindustan Unilever Ltd	0.6	205,571	5,832
Reliance Industries Ltd	0.4	195,190	4,221
WNS Holdings Ltd ADR *	0.6	103,288	6,520
Other Securities	5.8		62,598

			88,011

Indonesia — 2.5%
Other Securities	2.5		26,976

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Ivory Coast — 0.1%
Other Securities	0.1%		$805

Kenya — 0.7%
Equity Group Holdings PLC/Kenya	0.4	8,613,513	4,284
Other Securities	0.3		3,549

			7,833

Kuwait — 0.4%
Other Securities	0.4		4,447

Malaysia — 0.6%
Other Securities	0.6		6,637

Mauritius — 0.1%
Other Securities	0.1		1,406

Mexico — 2.6%
Wal-Mart de Mexico SAB de CV	0.5	1,896,600	5,239
Other Securities	2.1		22,951

			28,190

Morocco — 0.4%
Other Securities	0.4		3,691

Netherlands — 0.1%
Other Securities	0.1		1,182

Nigeria — 0.4%
Other Securities	0.4		4,370

Oman — 0.1%
Other Securities	0.1		1,117

Pakistan — 0.2%
Other Securities	0.2		2,282

Panama — 0.2%
Other Securities	0.2		2,370

Peru — 1.3%
Credicorp Ltd	1.0	48,572	10,258
Other Securities	0.3		3,138

			13,396

Philippines — 3.3%
AllHome *	0.4	18,438,000	4,180
Ayala Corp	0.3	234,129	3,714

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Philippines (continued)
BDO Unibank Inc	0.4%	1,591,104	$4,753
Robinsons Land Corp	0.6	11,904,032	6,138
Other Securities	1.6		16,884

			35,669

Poland — 0.8%
Other Securities	0.8		8,010

Qatar — 0.1%
Other Securities	0.1		1,153

Romania — 0.3%
Other Securities	0.3		2,922

Russia — 3.8%
Gazprom PJSC ADR	0.5	745,647	5,923
LUKOIL PJSC ADR	0.8	91,469	8,720
Sberbank of Russia PJSC ADR	0.8	600,207	8,774
Yandex NV, Cl A *	0.9	219,929	9,230
Other Securities	0.8		8,085

			40,732

Saudi Arabia — 0.3%
Other Securities	0.3		3,571

Singapore — 0.2%
Other Securities	0.2		1,781

South Africa — 2.2%
Other Securities	2.2		23,985

South Korea — 7.6%
Douzone Bizon Co Ltd	0.5	83,200	5,029
KB Financial Group Inc	0.4	112,327	4,379
Samsung Electronics Co Ltd	2.3	569,751	24,263
Other Securities	4.4		47,694

			81,365

Spain — 0.2%
Other Securities	0.2		2,130

Sri Lanka — 0.3%
Other Securities	0.3		3,522

Taiwan — 9.9%
Chailease Holding Co Ltd	0.5	1,146,047	5,127
Taiwan Semiconductor Manufacturing Co Ltd	1.0	1,124,000	11,236

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	49

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.6%	520,747	$27,646
Other Securities	5.8		62,660

			106,669

Thailand — 3.3%
CP ALL PCL	0.5	2,151,500	5,411
Home Product Center PCL	0.4	7,258,945	3,964
Other Securities	2.4		25,672

			35,047

Turkey — 1.0%
Other Securities	1.0		10,878

United Arab Emirates — 1.6%
Aldar Properties PJSC	0.5	8,366,509	4,946
Emaar Development PJSC	0.5	5,237,801	5,138
Emaar Properties PJSC	0.3	2,703,511	3,039
Other Securities	0.3		4,125

			17,248

United Kingdom — 4.7%
Halyk Savings Bank of Kazakhstan
JSC GDR	1.0	818,259	10,931
NAC Kazatomprom JSC GDR	0.4	356,840	4,728
Network International Holdings PLC *	0.5	679,436	5,088
Vivo Energy PLC	0.5	3,732,875	5,688
Wizz Air Holdings PLC *	0.6	136,036	6,950
Other Securities	1.7		16,753

			50,138

United States — 1.2%
Other Securities	1.2		13,268

Vietnam — 2.1%
Military Commercial Joint Stock Bank	0.4	4,004,962	3,827
Other Securities	1.7		18,250

			22,077

Total Common Stock (Cost $861,986) ($ Thousands)			987,580

		Number of Warrants
WARRANTS * — 2.7%
Egypt — 0.2%
Emaar Misr for Development SAE, Expires 02/10/22	0.2	9,394,391	1,682

Description	Percentage of Net Assets (%)	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
India — 0.3%
Other Securities	0.3%		$3,562

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 01/16/20	0.4	1,328,922	4,400

Luxembourg — 0.6%
Emirates NBD PJSC, Expires 01/03/22	0.2	833,488	2,623
Mouwasat Medical Services Co, Expires 12/09/21	0.2	91,234	2,034
Palm Hills Developments SAE, Expires 12/16/21	0.2	14,824,649	1,827

			6,484

Pakistan — 0.2%
Other Securities	0.2		1,714

Thailand — 0.0%
Other Securities	0.0		23

United States — 0.7%
FPT Corp, Expires 03/31/21	0.5	2,249,159	5,413
Other Securities	0.2		2,321

			7,734

Vietnam — 0.3%
Other Securities	0.3		3,304

Total Warrants (Cost $23,395) ($ Thousands)			28,903

		Shares
PREFERRED STOCK — 1.9%
Brazil — 1.1%
Itausa - Investimentos Itau SA	0.5	1,688,117	5,266
Other Securities (A)	0.6		6,603

			11,869

Colombia — 0.7%
Banco Davivienda SA	0.7	576,917	6,993
Other Securities (A)	0.0		361

			7,354

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

South Korea — 0.1%
Samsung Electronics Co Ltd	0.1%	29,896	$1,034

Total Preferred Stock (Cost $16,961) ($ Thousands)			20,257

PARTICIPATION NOTES * — 0.6%

Luxembourg — 0.1%
Other Securities	0.1		1,115

Saudi Arabia — 0.2%
Other Securities	0.2		2,114

United Kingdom — 0.3%
Other Securities	0.3		3,314

Total Participation Notes (Cost $6,373) ($ Thousands)			6,543

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0%		$451

Total Exchange Traded Fund (Cost $428) ($ Thousands)			451

RIGHTS — 0.0%
Brazil — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	1.0	10,841,750	10,842

Total Cash Equivalent (Cost $10,842) ($ Thousands)			10,842

Total Investments in Securities — 98.1% (Cost $919,985) ($ Thousands)			$1,054,576

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	217	Dec-2019	$10,867	$11,262	$395

Percentages are based on a Net Assets of $1,074,780 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	987,580	–	–	987,580
Warrants	21,557	7,346	–	28,903
Preferred Stock	20,257	–	–	20,257
Participation Notes	–	6,543	–	6,543
Exchange Traded Fund	451	–	–	451
Rights	–	–	–	–
Cash Equivalent	10,842	–	–	10,842

Total Investments in Securities	1,040,687	13,889	–	1,054,576

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	395	–	–	395

Total Other Financial Instruments	395	–	–	395

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	51

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

The accompanying notes are an integral part of the financial statements.

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 51,118	$ 128,702	$ (168,978)	$ —	$ —	$ 10,842	10,841,750	$ 381	$ —

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.1%

Agency Mortgage-Backed Obligations — 2.6%
FHLMC ARM
5.230%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$957	$1,028
4.673%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	757	800
FHLMC CMO, Ser 2007-3311, Cl FN
2.065%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	387	387
FHLMC CMO, Ser 2011-3891, Cl BF
2.315%, VAR ICE LIBOR USD 1 Month+0.550%, 07/15/2041	898	903
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.323%, 11/25/2020 (A)	97,079	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.449%, 01/25/2022 (A)	13,340	294
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.398%, 02/25/2023 (A)	144,128	1,071
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	271	289
FNMA
6.000%, 09/01/2039 to 04/01/2040	480	550
4.500%, 10/01/2024	694	725
3.000%, 05/01/2022 to 12/01/2049	3,547	3,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
4.689%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	$489	$518
4.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	252	266
4.655%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	33	34
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.245%, 08/01/2034	771	817
4.559%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	761	802
4.550%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	183	192
4.534%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	277	292
4.459%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	218	225
4.440%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	159	166
4.281%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	224	236
4.275%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	741	775
4.241%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	482	509
4.183%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	447	472
4.132%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	191	197
3.902%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	221	233
3.784%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	623	652
3.716%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	551	568
FNMA CMO, Ser 2010-87, Cl PF
2.108%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2040	1,092	1,094
FNMA CMO, Ser 2011-63, Cl FG
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	780	782
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	6,427	448
FNMA CMO, Ser 2013-96, Cl FW
2.108%, VAR ICE LIBOR USD 1 Month+0.400%, 09/25/2043	831	829

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	$525	$77
FNMA, Ser 2017-M13, Cl FA
2.441%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	373	372
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.281%, 05/25/2045 (A)(B)	85	85
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.609%, 06/25/2046 (A)(B)	1,460	1,492
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.281%, 05/25/2045 (A)(B)	1,110	1,108
GNMA ARM
3.820%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,748	1,809
3.177%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,961	2,003
3.160%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,436	1,461
2.872%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	1,457	1,478
GNMA, Ser 2015-171, Cl IO, IO
0.838%, 11/16/2055 (A)	18,438	951
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.331%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	256	256
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.221%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	58	58
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.171%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	140	140

		31,197

Non-Agency Mortgage-Backed Obligations — 32.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.302%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	3,002
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
2.758%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	3,243	3,248
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.585%, 06/25/2035 (A)	47	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.208%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	$3,397	$2,077
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
3.420%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	432	438
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	120	120
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	166	168
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	2,185	2,214
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	264	266
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	23	23
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	102	102
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	1,868	1,899
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	1,986	2,027
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
2.615%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	698
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
6.016%, 02/10/2051 (A)	213	229
Banc of America Funding, Ser 2005-F, Cl 4A1
4.212%, 09/20/2035 (A)	70	66
Banc of America Funding, Ser 2006-D, Cl 3A1
4.228%, 05/20/2036 (A)	58	57
Banc of America Funding, Ser 2006-I, Cl 1A1
4.357%, 12/20/2036 (A)	2,369	2,412
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.128%, 12/25/2033 (A)	918	925
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.790%, 02/25/2034 (A)	1,193	1,209
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.837%, 05/25/2034 (A)	508	514

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
5.127%, 01/25/2035 (A)	$128	$132
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.458%, 02/25/2035 (A)	25	26
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
2.578%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	864	853
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
2.248%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	4,208	4,181
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.263%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,394	2,380
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
3.208%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	187	186
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
2.233%, VAR ICE LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,439	1,415
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	874	838
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
2.008%, VAR ICE LIBOR USD 1 Month+0.300%, 01/25/2036 (B)	2,364	2,282
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
1.938%, VAR ICE LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	855	823
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
1.988%, VAR ICE LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,466	1,414
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
1.938%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	628	607
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	555	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
1.928%, VAR ICE LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	$1,481	$1,407
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.615%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	997
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
2.795%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,983
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
2.886%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,986
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.899%, 12/25/2033 (A)	1,170	1,194
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.487%, 08/25/2034 (A)	1,985	2,006
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.430%, 01/25/2034 (A)	2,492	2,557
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
4.646%, 04/25/2034 (A)	1,571	1,609
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.358%, 04/25/2034 (A)	334	343
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.943%, 05/25/2034 (A)	1,328	1,314
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.201%, 07/25/2034 (A)	1,281	1,308
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.416%, 07/25/2034 (A)	1,168	1,177
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.378%, 11/25/2034 (A)	1,111	1,147
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (A)	2,550	2,577
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	883	883
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.931%, 06/11/2050 (A)(B)	1,619	1,631
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	578	575
Bellemeade Re, Ser 2018-3A, Cl M1B
3.558%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	3,000	3,000
Bellemeade Re, Ser 2019-2A, Cl M1B
3.158%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	1,500	1,500
Bellemeade Re, Ser 2019-3A, Cl M1B
3.308%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	3,000	3,003

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/2052	$2,381	$2,695
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	2,597	2,634
BRAVO Residential Funding Trust, Ser 2019-NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	2,327	2,327
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059 (A)(B)	2,000	2,000
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (B)	264	268
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (B)	2,283	2,310
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl C
2.886%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	2,939	2,939
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
2.515%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	234	234
BX Commercial Mortgage Trust, Ser 2018-IND, Cl D
3.065%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	767	767
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	300	300
BX Commercial Mortgage Trust, Ser 2019- XL, Cl E
3.565%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (B)	1,250	1,251
BX Trust, Ser 2017-APPL, Cl B
2.915%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (B)	3,370	3,370
BX Trust, Ser 2017-SLCT, Cl C
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	2,822	2,822
BX Trust, Ser 2018-BIOA, Cl D
3.086%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	2,001
BX Trust, Ser 2018-MCSF, Cl B
2.571%, VAR ICE LIBOR USD 1 Month+0.806%, 04/15/2035 (B)	2,000	1,999
BX Trust, Ser 2018-MCSF, Cl A
2.342%, VAR ICE LIBOR USD 1 Month+0.577%, 04/15/2035 (B)	565	563

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
3.015%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	$3,000	$3,007
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
3.915%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,108
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.735%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,193	2,190
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
3.365%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,284	2,285
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.890%, 12/25/2035 (A)	656	657
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.599%, 02/25/2037 (A)	485	496
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
4.526%, 02/25/2037 (A)	514	527
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.232%, 07/25/2037 (A)	754	764
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
3.914%, 01/19/2034 (A)	1,130	1,137
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.808%, 07/25/2034 (A)	909	923
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	2,001
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	683	687
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	1	1
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.396%, 03/15/2049 (A)	1,395	1,416
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
2.595%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,987

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	$700	$699
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.773%, 05/25/2035 (A)	837	867
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
4.452%, 04/25/2037 (A)	393	381
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
2.073%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	468	471
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	90	90
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	338	338
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	97	97
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	372	374
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	347	349
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	2,214	2,229
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(B)	1,429	1,432
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	1,713	1,713
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(B)	1,933	1,932
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030 (A)(B)	800	815
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.825%, 08/10/2046 (A)	38,399	855
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.762%, 02/10/2047 (A)	26,642	591
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	391
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.749%, 01/15/2049 (A)	80	80
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.296%, 09/25/2034 (A)	312	317
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.008%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,690	1,629

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.348%, 06/25/2034 (A)	$2,840	$2,936
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	1,915	1,911
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
2.765%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,098
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
2.568%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,772
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.217%, 07/10/2044 (A)(B)	21,818	235
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,334	1,370
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	34	34
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	99	99
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	118	117
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	166	166
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	262	263
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	222	223
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.248%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	421	421
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.810%, 06/27/2037 (A)(B)	1,420	1,459
Ellington Financial Mortgage Trust, Ser 2019- 2, Cl A2
2.892%, 11/25/2059 (A)(B)	2,000	1,998
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.358%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	334	335
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
5.923%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,086	1,149

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
5.458%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	$1,597	$1,724
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.458%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	2,039	2,157
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.858%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	1,892	1,973
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.308%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	268	269
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
5.408%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	992	1,059
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.558%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	255	258
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
6.408%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,715
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.508%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	517	530
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.608%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	285	286
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
3.708%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	260	260
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	958	961
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	1,114	1,117
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,667	1,669

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	$713	$713
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	167	167
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	213	215
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.608%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	3,593	3,948
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.608%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	429	462
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.858%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	105	105
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.658%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	1,663	1,665
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	1,440	1,441
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	371	371
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
2.258%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	6	6
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	1,822	1,842
GCAT Trust, Ser 2019-NQM2, Cl A1
2.855%, 09/25/2059 (B)	1,931	1,937
Great Wolf Trust, Ser 2017-WOLF, Cl C
3.085%, VAR ICE LIBOR USD 1 Month+1.320%, 09/15/2034 (B)	5,000	5,000
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.807%, 07/10/2038 (A)	696	700
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.228%, 12/10/2043 (A)(B)	33,532	26

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	$4	$4
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.813%, 03/10/2044 (A)(B)	23,979	126
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (A)(B)	1,000	1,022
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
3.065%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,748
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.465%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	534
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.530%, 01/25/2035 (A)	122	124
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.400%, 04/25/2035 (A)	405	413
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
4.489%, 09/25/2035 (A)	265	270
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
4.568%, 08/19/2034 (A)	1,396	1,447
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
4.052%, 11/19/2034 (A)	1	1
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
2.064%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,230	2,228
Hilton Orlando Trust, Ser 2018-ORL, Cl B
2.815%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,899
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	4,120
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,786
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,277	1,287
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
4.390%, VAR ICE LIBOR USD 1 Month+2.400%, 08/05/2034 (B)	2,000	2,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
4.790%, VAR ICE LIBOR USD 1 Month+2.800%, 08/05/2034 (B)	$3,435	$3,428
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.488%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,898	1,900
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	337	339
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.613%, 07/25/2037 (A)	1,533	1,420
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
1.948%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	586	563
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	3,856	4,144
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (A)	410	412
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	599	600
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
6.065%, 05/15/2045 (A)(B)	511	511
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
1.136%, 02/15/2046 (A)(B)	14,040	122
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	3,007
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
2.925%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	2,000	1,999
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
4.509%, 06/25/2035 (A)	693	707
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.509%, 06/25/2035 (A)	686	699
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.847%, 07/25/2035 (A)	1,923	1,972
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.094%, 11/25/2033 (A)	236	245

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.405%, 07/25/2035 (A)	$820	$839
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.517%, 07/25/2035 (A)	1,554	1,610
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.658%, 07/25/2035 (A)	353	367
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.184%, 06/25/2037 (A)	55	51
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.573%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	245	244
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.565%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	150	150
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	491	492
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.281%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	393	395
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.385%, 07/25/2035 (A)	37	35
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,653	1,770
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.641%, 10/20/2029 (A)	246	245
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
2.465%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,262	1,276
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
2.328%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	863	871
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	521	513
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.028%, 12/25/2034 (A)	1,087	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.168%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	$966	$951
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
4.462%, 02/25/2035 (A)	2,792	2,830
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.462%, 02/25/2035 (A)	781	793
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.462%, 02/25/2035 (A)	580	588
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.330%, 07/25/2035 (A)	401	305
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.336%, 01/25/2037 (A)	3,138	3,194
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	237	241
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	124	123
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.366%, 08/12/2041 (A)(B)	1,059	1,076
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,379	2,392
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.144%, 06/11/2042 (A)	1,893	2,005
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,400
Morgan Stanley Capital I Trust, Ser 2018- BOP, Cl E
3.715%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,442	3,442
Morgan Stanley Capital I Trust, Ser 2018- SUN, Cl A
2.665%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,994
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.452%, 11/25/2034 (A)	740	763
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.357%, 10/25/2034 (A)	1,656	1,686
MortgageIT Trust, Ser 2005-1, Cl 2A
3.031%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	1,107	1,113

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$593	$595
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	2,393	2,391
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
2.625%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	438	432
MSCG Trust, Ser 2018-SELF, Cl A
2.665%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSCG Trust, Ser 2018-SELF, Cl D
3.415%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,103
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	703
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (B)	2,457	2,524
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	116
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
2.665%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	455
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/26/2029 (A)(B)	145	145
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	298	310
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.208%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	2,471	2,496
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	738	771
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,065	1,106
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	7	7
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
2.848%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,658	1,706
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
2.808%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,834	1,865

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
3.990%, 04/26/2037 (A)(B)	$36	$36
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
3.380%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	1,873	1,879
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
4.541%, 02/26/2036 (A)(B)	58	57
OBX Trust, Ser 2018-1, Cl A2
2.358%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	2,564	2,550
OBX Trust, Ser 2018-EXP1, Cl 2A1
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (B)	3,327	3,327
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 11/25/2048 (A)(B)	1,412	1,426
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	421	424
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,308
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,987
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
4.031%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	680	682
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.875%, 08/25/2033 (A)	1,034	1,066
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.660%, 10/25/2035 (A)	544	560
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.703%, 10/25/2035 (A)	519	527
Radnor RE, Ser 2019-2, Cl M1B
3.458%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	1,000
RALI Trust, Ser 2007-QO3, Cl A1
1.868%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	760	739
Residential Accredit Loans, Ser 2006-QO10, Cl A1
1.868%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	2,756	2,631
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.205%, 08/25/2022 (A)	551	448
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.524%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	699	696

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
2.424%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	$785	$760
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.264%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,511	2,469
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.475%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,239	1,223
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.430%, 06/20/2034 (A)	1,506	1,511
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	702	671
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	137	137
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (B)	261	263
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	1,927	1,943
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
2.824%, VAR ICE LIBOR USD 1 Month+1.100%, 08/20/2030 (B)	1,264	1,262
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
4.111%, 03/25/2034 (A)	1,101	1,120
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.078%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	3,492	3,558
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.955%, 04/25/2035 (A)	993	993
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.393%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,072	1,078
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.413%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,222	2,232
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	937	949
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
2.448%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	768	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
4.575%, 04/25/2045 (A)	$1,814	$1,823
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.209%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,257	1,163
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.049%, 09/25/2037 (A)	1,122	1,127
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 07/25/2059 (A)(B)	1,942	1,964
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.264%, 05/10/2045 (A)(B)	9,599	364
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.508%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/2046	301	302
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
2.958%, VAR ICE LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	1,232	1,235
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	1,169	1,164
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)(B)	1,187	1,183
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	108	109
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	253	255
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Cl C
6.357%, 05/15/2046 (A)	1,500	1,519
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
4.591%, 12/27/2049 (A)(B)	1,500	1,534
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.196%, 10/25/2033 (A)	1,310	1,331
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.436%, 08/25/2033 (A)	807	825
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.322%, 09/25/2033 (A)	1,266	1,314
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
4.850%, 03/25/2034 (A)	3,858	3,947

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.128%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	$2,022	$2,012
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.243%, 10/25/2034 (A)	914	926
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,038	1,057
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
2.448%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1,438	1,451
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.385%, 01/25/2035 (A)	1,896	1,962
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.726%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	3,039	3,061
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
4.410%, 08/25/2034 (A)	3,279	3,333
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	465	486
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	4	4
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,172	1,167
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
2.028%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	1,423	1,419
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
3.776%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	272	276
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.998%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,515	1,492
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
3.860%, 12/25/2035 (A)	60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	$505	$502
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
2.168%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	2,855	2,841
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
2.288%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	1,671	1,659
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,055	1,047
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
3.396%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,221	1,252
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.377%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	38	35
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	200	201
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
4.990%, 07/25/2034 (A)	417	417
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.635%, 10/25/2034 (A)	1,968	1,968
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.107%, 05/25/2035 (A)	14	14
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.970%, 02/15/2044 (A)(B)	13,742	89

		385,139

Total Mortgage-Backed Securities (Cost $412,826) ($ Thousands)		416,336

LOAN PARTICIPATIONS — 30.3%

Aerospace/Defense — 0.5%
Bleriot US Bidco Inc., Initial Term Loan, 1st Lien
6.613%, VAR LIBOR+4.750%, 10/23/2026	743	746

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ontic, Delayed Term Loan, 1st Lien
0.000%, 10/23/2026 (D)	$116	$117
Sequa Mezzanine Holdings L.L.C., Initial Loan, 2nd Lien
10.936%, VAR LIBOR+9.000%, 04/28/2022 (C)	409	396
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
6.904%, VAR LIBOR+5.500%, 11/28/2021	2,158	2,153
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.202%, VAR LIBOR+2.500%, 05/30/2025	589	588
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.202%, VAR LIBOR+2.500%, 06/09/2023	1,687	1,687

		5,687

Automotive — 0.6%
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
4.436%, VAR LIBOR+2.500%, 10/25/2026	1,147	1,150
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.144%, VAR LIBOR+2.250%, 11/07/2024 (C)	1,624	1,628
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.270%, VAR LIBOR+3.500%, 11/06/2024	6	6
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 04/30/2026	2,336	2,334
Truck Hero, Inc., Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 04/22/2024	633	592
Wand Newco 3, Inc., Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 02/05/2026	1,633	1,638

		7,348

Beverage, Food & Tobacco — 0.1%
Atkins Nutritionals Inc., 2019 Incremental Term Loan, 1st Lien
0.000%, VAR LIBOR+3.750%, 07/07/2024 (D)	1,490	1,497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Broadcasting — 1.8%
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
4.472%, VAR LIBOR+2.750%, 01/31/2026	$2,412	$2,349
CSC Holdings, LLC, October 2018 Incremental Term Loan, 1st Lien
4.015%, VAR LIBOR+2.250%, 01/15/2026	1,637	1,632
Cumulus Media New Holdings Inc., Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 03/18/2026	1,006	1,011
Diamond Sports Group, LLC, Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 08/24/2026	2,637	2,628
Gray Television, Inc., Term B-2 Loan, 1st Lien
4.031%, VAR LIBOR+2.250%, 02/07/2024	1,322	1,322
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.781%, VAR LIBOR+4.000%, 05/01/2026	2,721	2,737
Nexstar Broadcasting, Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 06/19/2026	2,025	2,033
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
5.453%, VAR LIBOR+3.688%, 01/31/2026	577	570
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 07/31/2025	2,603	2,525
Sinclair Broadcast Group, Term Loan B, 1st Lien
4.270%, VAR LIBOR+2.500%, 09/30/2026	2,302	2,304
Virgin Media Bristol LLC, N Facility, 1st Lien
4.265%, VAR LIBOR+2.500%, 01/04/2028	2,076	2,076

		21,187

Building & Construction — 1.4%
Blackstone Mortgage Trust Inc., Term Loan, 1st Lien
3.952%, 04/23/2026	2,359	2,362
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 08/01/2025	2,033	2,031

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Core & Main LP, Initial Term Loan, 1st Lien
4.882%, VAR LIBOR+2.750%, 08/01/2024	$700	$690
4.535%, VAR LIBOR+3.000%, 08/01/2024	773	762
HD Supply Waterworks, Initial Term Loan, 1st Lien
4.535%, VAR LIBOR+2.750%, 08/01/2024	315	310
LBM Borrower, LLC, Tranche C Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 08/20/2022	1,596	1,598
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
7.213%, VAR LIBOR+5.500%, 11/01/2026	2,940	2,903
Pike Corp., Initial Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 07/24/2026	1,052	1,054
SRS Distribution Inc., Initial Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 05/23/2025	1,956	1,920
TAMKO Building Products LLC, Initial Term Loan, 1st Lien
5.159%, VAR LIBOR+3.250%, 05/29/2026	2,386	2,395
4.952%, VAR LIBOR+3.250%, 05/29/2026	477	479

		16,504

Building Materials — 0.5%
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 10/25/2023	2,201	2,114
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 05/30/2025	3,750	3,567

		5,681

Cable & Satellite — 0.2%
Creative Artists, Term Loan B, 1st Lien
5.453%, 11/20/2026	1,949	1,948

Chemicals — 1.3%
ASP Unifrax Holdings, Inc., USD Term Loan, 1st Lien
5.854%, VAR LIBOR+3.750%, 12/12/2025	840	697

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cambrex Corp, Initial Dollar Term Loan, 1st Lien
6.704%, 11/20/2026	$3,800	$3,733
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.202%, 05/16/2024	1,042	1,042
4.702%, VAR LIBOR+3.250%, 05/16/2024	3,059	3,020
DuBois Chemicals, Delayed Term Loan, 1st Lien
6.510%, 09/30/2026	390	386
DuBois Chemicals, Term Loan B, 1st Lien
6.510%, 09/30/2026	1,843	1,825
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.005%, VAR LIBOR+3.250%, 10/01/2025	2,419	2,392
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.360%, VAR LIBOR+3.250%, 12/19/2023 (D)	2,553	2,523

		15,618

Computers & Electronics — 2.6%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.952%, 12/13/2023	2,487	2,394
AI Aqua Merger Sub, Inc., Term Loan, 1st Lien
4.952%, 12/13/2023	746	714
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
5.702%, 07/18/2026	1,258	1,238
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR+3.000%, 09/19/2024	4,127	4,109
Applied Systems, Inc., Initial Term Loan, 2nd Lien
9.104%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,847
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
11.000%, VAR LIBOR+9.250%, 08/31/2022	1,454	1,503
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
5.669%, VAR LIBOR+3.750%, 02/09/2023	1,972	1,853
Ellie Mae, Inc., Term Loan, 1st Lien
5.863%, 04/17/2026	3,263	3,249
Hyland Software, Inc., Initial Loan, 2nd Lien
8.702%, VAR LIBOR+7.000%, 07/07/2025	1,845	1,867

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hyland Software, Inc., Term Loan 3, 1st Lien
5.036%, 07/01/2024	$1,128	$1,131
ION Trading, Term Loan, 1st Lien
6.064%, 11/21/2024	1,439	1,346
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
3.952%, VAR LIBOR+2.500%, 11/19/2021	1,234	1,234
Project Accelerate Parent, LLC, Term Loan, 1st Lien
6.013%, VAR LIBOR+4.250%, 01/02/2025	1,293	1,280
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
6.202%, VAR LIBOR+8.250%, 11/16/2025	3,408	3,426
Rocket Software, Inc., Term Loan, 1st Lien
5.952%, 11/28/2025	2,719	2,449
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.452%, VAR LIBOR+3.250%, 03/03/2023	1,215	1,194

		30,834

Conglomerates — 0.3%
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.660%, VAR LIBOR+4.750%, 10/23/2026	701	698
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 02/05/2023	2,449	2,452
West Corporation, Initial Term B Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 10/10/2024	22	17

		3,167

Consumer Nondurables — 0.2%
Diamond (BC) B.V., Initial USD Term Loan, 1st Lien
4.927%, VAR LIBOR+3.000%, 09/06/2024	1,208	1,145
4.863%, 09/06/2024	3	3
NBTY (Nature’s Bounty), Term Loan, 1st Lien
5.202%, 09/26/2024	1,611	1,496

		2,644

Containers & Packaging — 1.1%
Berry Global, Inc. (fka Berry Plastics Corporation), Term U Loan, 1st Lien
4.258%, VAR LIBOR+2.500%, 07/01/2026	1,368	1,373

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BWay Holding Company , Initial Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 04/03/2024	$3,073	$3,011
Pregis TopCo LLC, Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 07/31/2026	1,460	1,429
Sabert, Term Loan B, 1st Lien
0.000%, 11/26/2026 (D)	2,170	2,162
Tank Holding Corp., Initial Term Loan, 1st Lien
6.787%, VAR LIBOR+4.000%, 03/26/2026	1,573	1,573
6.178%, VAR LIBOR+4.000%, 03/26/2026	524	524
5.786%, VAR LIBOR+4.000%, 03/26/2026	524	524
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 10/17/2024	2,079	1,964

		12,560

Education Services — 0.6%
Ascend Learning, Term Loan, 1st Lien
4.702%, VAR LIBOR+3.250%, 07/12/2024	980	980
Global Education Management Systems Establishment, 1st Lien
6.909%, 07/30/2026	1,580	1,573
Learning Care, Term Loan B, 1st Lien
5.435%, 03/13/2025	933	928
5.354%, 03/13/2025	130	129
5.190%, 03/13/2025	311	309
5.177%, 03/13/2025	311	310
St. George’s University Scholastic Services, Term Loan, 1st Lien
5.210%, 07/17/2025 (C)	2,899	2,908

		7,137

Electronics/Electric — 1.8%
Ancestry.com Operations Inc., Non-Extended Term Loan, 1st Lien
5.460%, VAR LIBOR+3.750%, 10/19/2023	1,141	1,098
Boxer Parent Company Inc., Initial Dollar Term Loan, 1st Lien
5.952%, VAR LIBOR+4.250%, 10/02/2025 (D)	3	3
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 2nd Lien
8.452%, VAR LIBOR+6.750%, 04/28/2025	1,247	1,245

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
7.758%, VAR LIBOR+6.000%, 05/01/2023	$2,271	$2,088
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.202%, VAR LIBOR+2.750%, 06/21/2024	164	163
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 09/13/2024	2,336	2,327
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.202%, VAR LIBOR+7.500%, 09/15/2025	173	173
Misys Limited, Dollar Term Loan, 1st Lien
5.696%, VAR LIBOR+3.500%, 06/13/2024	2,002	1,956
Perforce Software, Inc., Term Loan, 1st Lien
6.202%, VAR LIBOR+4.500%, 07/01/2026	827	823
Project Boost Purchaser, LLC, Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 06/01/2026	2,103	2,083
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.202%, VAR LIBOR+2.750%, 06/21/2024	1,107	1,100
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 04/16/2025	266	267
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 04/16/2025	173	174
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 04/16/2025	1,735	1,743
TIBCO Software Inc., Term B-2 Loan, 1st Lien
5.780%, 06/30/2026	2,010	2,015
Uber Technologies, Inc., Term Loan, 1st Lien
5.763%, VAR LIBOR+4.000%, 04/04/2025	2,954	2,866
Vertafore, Inc., Initial Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 07/02/2025	1,505	1,459

		21,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Financial Services — 0.7%
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 06/15/2025	$3,671	$3,651
Nexus Buyer LLC, Term Loan, 1st Lien
5.505%, VAR LIBOR+3.750%, 10/30/2026	1,585	1,593
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/01/2025	2,978	2,995

		8,239

Gaming & Hotels — 1.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 12/23/2024	3,156	3,130
Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
5.710%, VAR LIBOR+4.000%, 02/09/2026	3,075	3,085
Golden Nugget Inc., Term Loan B, 1st Lien
4.716%, VAR LIBOR+2.750%, 10/04/2023	1,290	1,289
4.677%, VAR LIBOR+2.750%, 10/04/2023	1,578	1,577
4.452%, 10/04/2023	23	23
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 07/28/4049	1,685	1,559
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 08/14/2024	2,350	2,338

		13,001

Health Care — 4.2%
Air Methods Corporation, Initial Term Loan, 1st Lien
5.604%, VAR LIBOR+3.500%, 04/22/2024	2,416	1,991
Auris Luxembourg III S.a r.l., Facility B2, 1st Lien
5.441%, VAR LIBOR+3.750%, 02/27/2026	1,171	1,163
Avantor, Term Loan
4.702%, 11/21/2024	1,998	2,012
Cole-Parmer, Term Loan B, 1st Lien
6.035%, 10/28/2026	2,128	2,123

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/10/2025	$2,400	$1,881
Equinox Holdings, Initial Loan, 1st Lien
8.786%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,042
eResearch Technology Inc., Term Loan, 1st Lien
0.000%, 11/20/2026 (D)	3,881	3,851
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan, 2nd Lien
5.036%, 07/27/2023	1,413	1,418
Gentiva Health Services, Inc., Closing Date Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+3.750%, 07/02/2025 (C)	758	761
Hanger, Inc., Term B Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 03/06/2025 (C)	2,610	2,612
Immucor, Inc., Term B-3 Loan, 1st Lien
7.104%, VAR LIBOR+5.000%, 06/15/2021	3,455	3,433
Life Time Fitness Inc., Term Loan, 1st Lien
4.659%, VAR LIBOR+2.750%, 06/10/2022	2,560	2,559
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
5.960%, VAR LIBOR+4.250%, 03/09/2026	157	157
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
5.960%, VAR LIBOR+4.250%, 03/09/2026	2,638	2,643
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien
5.306%, VAR LIBOR+3.250%, 06/30/2025	2,815	2,775
Radiology Partners, Term Loan, 1st Lien
7.395%, 07/09/2025	102	101
7.061%, 07/09/2025	155	153
6.710%, 07/09/2025	750	739
6.618%, 07/09/2025	493	485
Radiology Partners, Term Loan, 2nd Lien
10.210%, 07/09/2026	639	620
10.118%, 07/09/2026	586	574
Radnet Management, Inc., Term B-1 Loan, 1st Lien
5.510%, VAR LIBOR+3.750%, 06/30/2023 (D)	2,433	2,436
Select Medical Corporation, Tranche B Term Loan, 1st Lien
4.580%, 03/06/2025	1,614	1,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sotera Health Holdings LLC, Initial Term Loan, 1st Lien
0.000%, 11/20/2026 (D)	$4,339	$4,328
Sotera Health Holdings, LLC, Incremental Term Loan (2019), 1st Lien
5.427%, 05/15/2022	2,309	2,300
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.927%, VAR LIBOR+3.000%, 05/15/2022	1,290	1,281
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 04/14/4048	1,408	988
Universal Hospital, Term Loan B, 1st Lien
4.813%, 01/04/2026	3,098	3,090

		50,122

Information Technology — 0.8%
Infoblox Inc., Term Loan B1, 1st Lien
6.286%, 11/07/2023	3,052	3,054
Insurity Holdings, Term Loan, 1st Lien
5.786%, 07/31/2026	2,056	2,054
Mitchell International, Inc., Initial Term Loan
4.952%, 11/29/2024	2,291	2,191
Restaurant Technologies, Term Loan, 1st Lien
4.952%, 10/01/2025 (C)	2,653	2,659

		9,958

Insurance — 1.1%
Acrisure LLC, Refinancing Term Loan, 1st Lien
6.354%, VAR LIBOR+4.250%, 11/22/2023	352	349
Acrisure, Term Loan B, 1st Lien
5.854%, VAR LIBOR+3.750%, 11/22/2023 (D)	1,505	1,492
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
4.702%, VAR LIBOR+3.000%, 05/09/2025	2,094	2,070
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien
5.015%, 05/09/2025	803	799
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.702%, VAR LIBOR+2.750%, 08/04/2022	261	261
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.202%, VAR LIBOR+6.000%, 08/04/2025	2,509	2,527

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hub International Limited, Initial Term Loan, 1st Lien
4.940%, VAR LIBOR+2.750%, 04/25/2025	$3,195	$3,149
USI Inc., New Term Loan, 1st Lien
0.000%, 12/02/2026 (D)	2,014	2,011

		12,658

Leasing — 0.3%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.159%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,064
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.580%, 03/03/2025	85	83
5.234%, VAR LIBOR+3.250%, 03/03/2025	1,383	1,341
5.031%, VAR LIBOR+3.250%, 03/03/2025	1,383	1,341

		3,829

Leisure, Amusement, Motion Pictures, Entertainment — 0.3%
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.202%, VAR LIBOR+2.500%, 02/01/2024	1,440	1,429
UFC Holdings, LLC, Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 04/29/2026	2,464	2,475

		3,904

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) — 0.3%
Sundyne US Purchaser, Inc., Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 05/15/2026	3,110	3,108

Manufacturing — 0.2%
TGG TS Acquisition Company, Term B Loan, 1st Lien
8.263%, VAR LIBOR+6.500%, 12/14/2025	2,827	2,750

Media — 0.4%
Merrill Communications LLC Term Loan B
(2019) 7.089%, 09/25/2026 (C)	1,718	1,710
Nascar Holdings Inc., Term Loan B, 1st Lien
4.513%, VAR LIBOR+2.750%, 07/27/2026	1,778	1,790

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Townsquare Media, 1st Lien
4.702%, VAR LIBOR+3.000%, 04/01/2022	$589	$590

		4,090

Metals & Mining — 0.2%
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.354%, VAR LIBOR+3.250%, 01/28/2022	2,638	2,453

Oil & Gas — 0.3%
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.656%, 09/30/2024	2,258	2,255
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.452%, VAR LIBOR+4.750%, 04/16/2021 (C)	1,371	1,303

		3,558

Printing & Publishing — 0.6%
Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 10/28/2026	664	666
4.952%, VAR LIBOR+3.250%, 10/30/2026	548	549
Clarity Telecom/Vast Term Loan B, 1st Lien
6.202%, VAR LIBOR+4.500%, 08/31/2026	1,106	1,106
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 08/21/2026	2,902	2,909
Learfield Communications, LLC, Initial Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 10/17/4046	1,656	1,659

		6,889

Professional & Business Services — 2.0%
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 08/30/2024	2,074	2,046
Big Ass Solutions, Term Loan, 1st Lien
5.854%, 05/21/2024	1,542	1,543
Dun & Bradstreet, Term Loan, 1st Lien
6.700%, 02/06/2026	2,848	2,862
GFL Environmental, Incremental Term Loan
4.702%, 05/30/2025	3,627	3,586

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
LegalZoom.com, Inc., 2018 Term Loan, 1st Lien
6.202%, VAR LIBOR+4.500%, 11/21/2024	$1,955	$1,952
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
5.104%, VAR LIBOR+3.000%, 07/01/2024	1,746	1,735
PI UK Holdco II Limited, Facility B1, 1st Lien
4.952%, VAR LIBOR+3.500%, 01/03/2025 (D)	1,775	1,768
SAI Global, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/20/2023 (C)	1,561	1,350
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 12/31/2025	2,738	2,687
Sedgwick CMS, Incremental Term Loan, 1st Lien
5.702%, 09/30/2026	120	120
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.786%, VAR LIBOR+3.000%, 05/01/2024	2,774	2,775
West Corporation, Initial Term B Loan, 1st Lien
5.927%, VAR LIBOR+4.000%, 10/10/2024	780	629
West Corporation, Term B Loan, 1st Lien
5.927%, VAR LIBOR+4.000%, 10/10/2024	529	427
5.786%, VAR LIBOR+4.000%, 10/10/2024	204	164

		23,644

Real Estate — 0.7%
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
4.200%, VAR LIBOR+2.500%, 08/27/2025 (D)	1,871	1,846
Forest City, Term Loan, 1st Lien
5.786%, 12/08/2025	4,397	4,405
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 12/15/2023	1,946	1,946

		8,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Retailing — 1.5%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.), Term B-3 Loan Retired 11/19/2019, 1st Lien
4.036%, VAR LIBOR+2.250%, 02/16/2024	$1,292	$1,279
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
6.702%, VAR LIBOR+5.000%, 08/17/4046	1,262	1,239
Belron, Term Loan B, 1st Lien
4.151%, 11/13/2025	274	275
GOBP Holdings, Inc., 2019 Term Loan
5.084%, VAR LIBOR+3.500%, 10/22/2025	1,217	1,223
IRB Holding Corp., Term B Loan, 1st Lien
5.216%, VAR LIBOR+3.250%, 02/05/2025	3,152	3,151
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
5.410%, VAR LIBOR+3.500%, 05/14/2026	3,915	3,902
OEConnection LLC, Initial Term Loan, 1st Lien
0.000%, VAR LIBOR+4.000%, 09/24/2026 (D)	1,241	1,228
PetSmart, Inc., Amended Loan, 1st Lien
5.770%, VAR LIBOR+3.000%, 04/11/4041	2,163	2,105
Wand Newco 3, Inc., Initial Term Loan
5.202%, VAR LIBOR+3.500%, 02/05/2026	1,052	1,055
Whatabrands LLC, Term B Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 08/02/2026	2,580	2,588

		18,045

Securities & Trusts — 0.1%
Titan Acquisition Limited, Initial Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 03/28/2025	1,701	1,626

Telecommunications — 1.6%
Avaya Inc., Tranche B Term Loan, 1st Lien
6.015%, VAR LIBOR+4.250%, 12/15/2024	999	951
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 01/31/2025	1,656	1,655

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.460%, VAR LIBOR+3.750%, 06/15/2024	$1,919	$1,911
Greeneden U.S. Holdings I, LLC, Tranche B-3 Dollar Term Loan, 1st Lien
4.952%, VAR LIBOR+3.250%, 12/01/2023	1,389	1,382
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	3,943	3,879
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.432%, VAR FIXED+6.625%, 01/02/2024	355	352
Iridium Satellite LLC, Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/16/2026 (D)	1,676	1,692
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 07/02/2025	1,475	1,393
Sprint Communications, Inc., 2019 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.000%, 02/02/2024	1,888	1,878
Topco, Inc., Initial Term Loan
4.786%, 11/15/2024	1,094	1,090
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
5.899%, VAR LIBOR+4.000%, 08/20/2025	946	911
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.953%, VAR LIBOR+3.250%, 08/18/2023	1,465	1,421

		18,515

Transportation — 0.4%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
4.972%, VAR LIBOR+3.250%, 04/28/2022 (D)	1,973	1,859
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.104%, VAR LIBOR+4.000%, 04/06/2026	1,817	1,823
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.104%, VAR LIBOR+4.000%, 04/06/2026	977	980

		4,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Utilities — 0.5%
AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien
4.605%, VAR LIBOR+2.750%, 10/31/2025	$1,227	$1,187
Edgewater Generation, L.L.C., Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 12/13/2025	1,210	1,145
Packers Holdings, LLC, Initial Term Loan
5.568%, 12/04/2024	2,333	2,309
Power Borrower, LLC, Term Loan, 1st Lien
5.354%, 03/06/2025	1,050	910
Traverse Midstream Partners LLC, Advance, 1st Lien
5.710%, VAR LIBOR+4.000%, 09/27/2024	965	832

		6,383

Total Loan Participations (Cost $362,269) ($ Thousands)		359,026

ASSET-BACKED SECURITIES — 25.8%

Automotive — 1.7%

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (B)	153	154
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (B)	369	369
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl C
2.890%, 01/10/2022	710	711
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl B
2.300%, 02/18/2022	330	330
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	885	889
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	84	84
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	126	126
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (B)	1,937	1,937
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,050
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	630

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	$193	$192
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	520	520
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	639	638
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (B)	43	43
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (B)	116	116
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (B)	354	355
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (B)	260	261
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	235	235
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (B)	199	199
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (B)	156	157
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	187	187
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	77	77
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (B)	163	163
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl A
3.050%, 12/15/2021 (B)	115	115
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (B)	212	212
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (B)	52	52
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	133	134
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	265	267
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	464	467
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	409	410
GLS Auto Receivables Issuer Trust, Ser 2019- 1A, Cl A
3.370%, 01/17/2023 (B)	176	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2019- 3A, Cl A
2.580%, 07/17/2023 (B)	$319	$320
GLS Auto Receivables Issuer Trust, Ser 2019- 4A, Cl A
2.470%, 11/15/2023 (B)	270	270
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	226	227
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	135	136
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	14	14
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	297	298
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	595	599
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A2
3.010%, 02/16/2021	227	228
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (B)	118	118
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (B)	106	106
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	317	317
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl C
2.580%, 05/16/2022	536	537
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.630%, 07/15/2022	1,223	1,224
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/2022	1,323	1,325
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	650	658
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (B)	14	14
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (B)	279	279
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (B)	500	505

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (B)	$48	$48
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	381	382
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	421	423

		20,285

Credit Cards — 1.4%

American Express Credit Account Master Trust, Ser 2018-6, Cl A
3.060%, 02/15/2024	3,000	3,057
American Express Credit Account Master Trust, Ser 2019-2, Cl A
2.670%, 11/15/2024	1,150	1,172
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
2.275%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	782	786
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.175%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/2025	2,639	2,649
Citibank Credit Card Issuance Trust, Ser 2016-A3, Cl A3
2.260%, VAR ICE LIBOR USD 1 Month+0.490%, 12/07/2023	2,009	2,019
Discover Card Execution Note Trust, Ser 2016-A3, Cl A3
1.850%, 10/16/2023	1,000	1,000
Discover Card Execution Note Trust, Ser 2019-A2, Cl A
2.035%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/2023	4,500	4,503
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.212%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (B)	295	295
Master Credit Card Trust II, Ser 2019-2A, Cl A
2.112%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (B)	330	330

		15,811

Mortgage Related Securities — 3.8%

ABFC Trust, Ser 2002-NC1, Cl M1
2.728%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	2,896	2,888
ABFC Trust, Ser 2004-HE1, Cl M1
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	1,229	1,228

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
ABFC Trust, Ser 2005-OPT1, Cl M1
2.398%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	$1,549	$1,552
ABFC Trust, Ser 2005-WF1, Cl M1
2.248%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	1,920	1,922
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.388%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	44	44
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
2.368%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	2	2
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	1,047
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
3.583%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	2,199	2,195
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,012	2,024
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,062	2,071
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
2.740%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	738	738
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (A)	767	770
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (A)	286	288
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
2.028%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,775
Home Equity Asset Trust, Ser 2004-1, Cl M1
2.653%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	3,731	3,731
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.473%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	1,068	1,071

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	$2,657	$2,667
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.098%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,030
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,309	1,355
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,426	2,444
Morgan Stanley Capital I Trust, Ser 2005-HE2, Cl M1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	1,201	1,202
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.133%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	10	10
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.568%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	2,461	2,452
New Century Home Equity Loan Trust,Ser 2005-4, Cl M2
2.218%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	2,072	2,075
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
3.433%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	2,040	2,057
Option One Mortgage Loan Trust, Ser 2003-4, Cl A1
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,297	1,288
Renaissance Home Equity Loan Trust, Ser 2003-4, Cl A3
2.328%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2034	1,368	1,374
Wells Fargo Home Equity Securities Trust, Ser 2005-3, Cl M4
2.593%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	653	652

		44,952

Other Asset-Backed Securities — 19.0%

321 Henderson Receivables I LLC, Ser 2007-1A, Cl A1
1.965%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	2,147	2,070

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.808%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	$1,941	$1,932
AccessLex Institute, Ser 2005-1, Cl A4
2.369%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,376	1,311
ACIS CLO, Ser 2017-7A, Cl B
3.659%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,493
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	453	454
Allegro CLO I, Ser 2017-1A, Cl A2R
3.586%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	2,500	2,500
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.398%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	872	872
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2005-R11, Cl M1
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	2,031	2,034
AMMC CLO, Ser 2017-16A, Cl CR
4.351%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	986
Apidos CLO XII, Ser 2018-12A, Cl AR
3.081%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	721
Arbys Funding LLC, Ser 2015-1A, Cl A2
4.969%, 10/30/2045 (B)	2,160	2,212
Ares XXIX CLO, Ser 2017-1A, Cl A1R
3.192%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	941	941
Argent Securities, Ser 2006-W2, Cl A2B
1.898%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,144	704
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (B)	128	128
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (B)	413	413
Avery Point IV CLO, Ser 2017-1A, Cl AR
3.040%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	301	301
Avery Point IV CLO, Ser 2017-1A, Cl CR
4.290%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	1,996
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.021%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (B)	337	336
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	2,097	2,118

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	$685	$693
Bear Stearns Asset Backed Securities Trust, Ser 2003-SD1, Cl A
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2033	510	507
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
3.208%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	4,203	4,229
Black Diamond CLO, Ser 2017-1A, Cl A1A
3.226%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,990
Black Diamond CLO, Ser 2017-1A, Cl A2R
3.452%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	1,000	996
BlueMountain CLO, Ser 2017-2A, Cl A1R
3.133%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	925	921
BlueMountain CLO, Ser 2018-2A, Cl A
3.020%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,500	3,475
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.948%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	361	361
Brazos Student Finance, Ser 2010-1, Cl A1
3.006%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,520	1,494
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,752	1,792
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
2.972%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	650	643
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.716%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	628	627
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
3.056%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	3,500	3,497
CIFC Funding, Ser 2017-1A, Cl A1R
3.251%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	500
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.058%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	2,363	2,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	$208	$208
Citigroup Mortgage Loan Trust, Ser 2007-WFH4, Cl A2C
3.008%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	600	604
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	23	23
Cole Park CLO, Ser 2018-1A, Cl AR
3.016%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	700	700
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
3.090%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	600
Credit Suisse Trust, Ser 2018-LD1, Cl A
3.420%, 07/25/2024 (B)	3	3
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
2.323%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	2,429	2,433
CWABS Certificates Trust, Ser 2004-5, Cl 2A
2.208%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,588	2,586
CWABS Certificates Trust, Ser 2004-5, Cl 3A
2.168%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	2	2
CWABS Certificates Trust, Ser 2006-11, Cl 3AV2
1.868%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	2,162	2,136
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
2.045%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	1,064	1,055
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
1.905%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,712	1,642
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
3.616%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	990
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
3.190%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,920	3,918
Dryden CLO, Ser 2019-71A, Cl A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (B)	1,320	1,319
ECAF I, Ser 2015-1A, Cl A1
3.473%, 06/15/2040 (B)	550	551

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	$148	$148
Educational Funding of the South, Ser 2011-1, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	287	285
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	1,027	1,036
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
2.473%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,302	2,317
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
2.533%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	786	788
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
1.948%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	22	21
Fremont Home Loan Trust, Ser 2004-D, Cl M1
2.578%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	1,109	1,116
Gallatin CLO VIII, Ser 2017-1A, Cl B
3.651%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,497
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.110%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	1,906	1,839
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (B)	530	532
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	570	599
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
3.722%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,350	2,291
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
3.011%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,352
GSAMP Trust, Ser 2004-WF, Cl M1
2.578%, VAR ICE LIBOR USD 1 Month+0.870%, 10/25/2034	1,334	1,327
GSAMP Trust, Ser 2005-HE6, Cl M1
2.148%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	90	90
GSAMP Trust, Ser 2005-SEA2, Cl B1
2.958%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,454

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	$681	$679
Home Partners of America Trust, Ser 2017-1, Cl A
2.580%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	4,869	4,866
Home Partners of America Trust, Ser 2017-1, Cl B
3.113%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,251
Home Partners of America Trust, Ser 2018-1, Cl A
2.663%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	2,442	2,441
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (B)	185	185
Invitation Homes Trust, Ser 2017-SFR2, Cl B
2.913%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,000	999
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.013%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,995
Invitation Homes Trust, Ser 2018-SFR3, Cl C
3.063%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,996
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
3.356%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	399	400
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
2.250%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,743	1,716
KKR CLO, Ser 2018-21, Cl A
3.001%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	573
LCM XXV, Ser 2017-25A, Cl A
3.176%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,826
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	983	977
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M2
2.533%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	2,146	2,147
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.226%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	130	130

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Madison Park Funding XV, Ser 2017-15A,Cl A2R
3.436%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	$550	$550
Madison Park Funding XXX, Ser 2018-30A,Cl A
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	989
Magnetite VIII, Ser 2018-8A, Cl AR2
2.981%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	775
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	112	113
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	236	238
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (B)	311	313
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
1.808%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,426	1,577
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, Cl M1
2.398%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	514	514
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
2.078%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,455
Michigan Finance Authority, Ser 2015-1, Cl A1
2.554%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,499	2,488
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	694	746
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	479	481
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	180	180
Morgan Stanley Capital I Trust, Ser 2006-HE8, Cl A2B
1.808%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,343	1,471
MP CLO VIII, Ser 2018-2A, Cl BR
3.356%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,984
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	1,208	1,207
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	1,691	1,692

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	$36	$36
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
2.060%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	825	820
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	1,690	1,709
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	2,091	2,124
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.098%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,538
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	2,713	2,723
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	2,076	2,078
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	1,521	1,521
OCP CLO, Ser 2017-10A, Cl BR
3.786%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	2,000	1,980
OCP CLO, Ser 2017-8A, Cl A1R
2.852%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	798	798
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (B)	195	195
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (B)	240	242
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1
7.870%, 05/15/2032 (A)	231	235
OZLM XII, Ser 2018-12A, Cl A1R
2.986%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	500	499
Park Place Securities Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
2.833%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,253
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	194	195
Recette CLO, Ser 2017-1A, Cl DR
4.716%, VAR ICE LIBOR USD 3 Month+2.750%, 10/20/2027 (B)	1,000	997

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SACO I Trust, Ser 2005-GP1, Cl A1
2.068%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	$365	$363
SACO I Trust, Ser 2005-WM3, Cl A1
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	198	197
SACO I Trust, Ser 2006-6, Cl A
1.968%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	502	490
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.669%, 12/25/2033	1	1
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
1.858%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	894	891
Scholar Funding Trust, Ser 2010-A, Cl A
2.686%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (B)	4,411	4,351
Scholar Funding Trust, Ser 2011-A, Cl A
2.836%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,527	2,502
Shackleton CLO, Ser 2015-8A, Cl A1R
2.886%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	1,000	999
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.970%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,758	1,721
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.060%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	259	257
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.640%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	424	428
SLM Student Loan Trust, Ser 2008-9, Cl A
3.440%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	447	449
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.358%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,577	1,574
SoFi Consumer Loan Program LLC, Ser 2017- 1, Cl A
3.280%, 01/26/2026 (B)	199	200
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (B)	15	15
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (B)	22	22
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	257	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (B)	$459	$462
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	457	458
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (B)	330	331
SoFi Professional Loan Program, Ser 2017-C, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	494	493
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.178%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,281	3,282
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (B)	432	432
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
2.658%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,220	3,219
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,885	2,896
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,800
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
2.648%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,282	1,286
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	357	357
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
2.018%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	295	295
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3
1.888%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	2,338	2,299
Student Loan Repackaging Trust, Ser 2007-1, Cl 2A1
2.143%, VAR LIBOR USD 3 Month+0.215%, 07/27/2036 (B)	934	931

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Symphony CLO XVIII, Ser 2016-18A, Cl B
3.734%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	$750	$749
TCI-Flatiron CLO, Ser 2017-1A, Cl B
3.464%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (B)	500	493
Telos CLO, Ser 2017-3A, Cl AR
3.302%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	2,888	2,889
Thacher Park CLO, Ser 2017-1A, Cl AR
3.126%, VAR ICE LIBOR USD 3 Month+1.160%, 10/20/2026 (B)	1,317	1,316
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	78	78
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	62	62
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	83	83
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	61	61
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	187	186
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	348	346
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	579	581
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	2,609	2,630
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	2,603	2,597
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	2,618	2,639
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,595	1,659
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (B)	1,546	1,550
Treman Park CLO, Ser 2018-1A, Cl ARR
3.036%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	550
TRESTLES CLO, Ser 2017-1A, Cl A1A
3.230%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	4,998
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (B)	714	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	$270	$269
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	260
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (B)	369	370
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.265%, VAR ICE LIBOR USD 1 Month+0.500%, 11/15/2022 (B)	95	95
Voya CLO, Ser 2017-2A, Cl A1R
3.252%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,395
Voya CLO, Ser 2017-3A, Cl A1A
3.196%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (B)	1,500	1,498
Voya CLO, Ser 2017-3A, Cl A1R
2.660%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	1,478	1,475
Voya CLO, Ser 2018-3A, Cl A2R
3.403%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (B)	818	802
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,564	1,562
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (B)	3,719	3,575

		225,736

Total Asset-Backed Securities (Cost $302,457) ($ Thousands)		306,784

CORPORATE OBLIGATIONS — 4.3%

Communication Services — 0.3%
AT&T
3.034%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	753
Comcast
2.539%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	703
Cumulus Media New Holdings
6.750%, 07/01/2026 (B)	1,098	1,168
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	1,501	1,524

		4,148

Consumer Discretionary — 0.8%
American Builders & Contractors Supply
4.000%, 01/15/2028 (B)	1,392	1,394

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boyd Gaming
4.750%, 12/01/2027 (B)	$987	$997
Dollar Tree
2.702%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
2.806%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,008
Ford Motor Credit LLC
3.374%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	495
2.332%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	497
General Motors Financial
2.916%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	802
2.448%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	499
Marriott International
2.752%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	351
2.507%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	477
Nissan Motor Acceptance MTN
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	803
Panther BF Aggregator 2
8.500%, 05/15/2027 (B)	1,523	1,555
Volkswagen Group of America Finance LLC
2.841%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	303
2.500%, 09/24/2021 (B)	200	201

		10,042

Consumer Staples — 0.2%
Conagra Brands
2.703%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	700	700
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	618
Kraft Heinz Foods
2.721%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	702

		2,020

Energy — 0.2%
MPLX
3.002%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	150	151
Occidental Petroleum
3.155%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.854%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	$300	$302
Phillips 66
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790
2.517%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400

		1,945

Financials — 1.7%
ABN AMRO Bank MTN
2.376%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	751
Assurant
3.363%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	97	97
Bank of America MTN
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	634
3.126%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	558
Bank of New York Mellon MTN
1.950%, 08/23/2022	130	130
BPCE MTN
3.119%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	557
Capital One
3.086%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	859
Citizens Bank
2.727%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,033
Cooperatieve Rabobank UA
2.840%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,010
Danske Bank
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	250	252
Danske Bank MTN
2.417%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	500
Deutsche Bank NY
2.768%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	548
Goldman Sachs Group
3.080%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	938
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	758
HSBC Holdings
2.782%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	550	552

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Groep
3.254%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	$700	$709
Jackson National Life Global Funding
2.830%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (B)	500	505
JPMorgan Chase
3.133%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	200
2.652%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	600
LPL Holdings
4.625%, 11/15/2027 (B)	2,280	2,308
Marsh & McLennan
3.500%, 12/29/2020	95	97
Morgan Stanley
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	632
Nordea Bank Abp
2.854%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (B)	525	524
Regions Bank
2.405%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	400
Standard Chartered
3.116%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	525	528
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (B)	345	346
Synchrony Financial
3.132%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,001
UniCredit MTN
6.572%, 01/14/2022 (B)	350	375
Wells Fargo
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	557
Zions Bancorp
3.350%, 03/04/2022	2,000	2,046

		20,005

Health Care — 0.2%
Becton Dickinson
2.979%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	375	375
Cardinal Health
2.889%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	978
Cigna
2.789%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
2.822%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	$540	$542
Sutter Health
2.286%, 08/15/2053	225	225

		2,520

Industrials — 0.4%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,083
Air Lease
2.125%, 01/15/2020	500	500
GFL Environmental
8.500%, 05/01/2027 (B)	1,564	1,665
United Technologies
2.554%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375

		4,623

Information Technology — 0.1%
Hewlett Packard Enterprise
2.763%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
Tempo Acquisition LLC
6.750%, 06/01/2025 (B)	1,051	1,083

		1,383

Materials — 0.1%
International Flavors & Fragrances
3.400%, 09/25/2020	200	202
Syngenta Finance
3.698%, 04/24/2020 (B)	525	527

		729

Real Estate — 0.0%
American Tower
2.800%, 06/01/2020	458	459

Utilities — 0.3%
Dominion Energy
2.450%, 01/15/2023 (B)	250	251
Edison International
3.125%, 11/15/2022	2,000	2,009
Southern Power
2.706%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	375
Texas Energy (Escrow Security)
4.119%, 12/31/2034 (C)	63	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations LLC
3.700%, 01/30/2027 (B)	$665	$658

		3,293

Total Corporate Obligations (Cost $50,660) ($ Thousands)		51,167

U.S. TREASURY OBLIGATIONS – 1.8%
U.S. Treasury Notes
2.875%, 11/15/2021	11,000	11,259
2.375%, 03/15/2022	4,000	4,069
2.000%, 05/31/2024	6,000	6,098

Total U.S. Treasury Obligations (Cost $21,331) ($ Thousands)		21,426

MUNICIPAL BONDS – 0.1%
California – 0.1%
California State, GO Callable 10/01/2021 @ 100
2.565%, 04/01/2047 (E)	925	929

Utah – 0.0%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
2.458%, 09/25/2056 (E)	316	313

Total Municipal Bonds (Cost $1,238) ($ Thousands)		1,242

	Number of Warrants

WARRANTS – 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $– *	29,715	–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

COMMON STOCK – 0.0%
TE Holdcorp *(C)	102,547	–

Total Common Stock (Cost $3,175) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK – 0.0%
TE Holdcorp *(C)(F)	179,484	$–

Total Preferred Stock (Cost $1,427) ($ Thousands)		–

CASH EQUIVALENT – 2.0%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	24,168,597	24,169

Total Cash Equivalent (Cost $24,169) ($ Thousands)		24,169

	Face Amount (Thousands)
REPURCHASE AGREEMENT – 0.4%
BNP Paribas 1.630%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $5,400,734 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1,000 - $5,942,392, 2.375% - 5.500%, 05/15/29 – 10/01/49; total market value $5,508,000) (G)	$5,400	5,400

Total Repurchase Agreement (Cost $5,400) ($ Thousands)		5,400

Total Investments in Securities — 99.9% (Cost $1,184,952) ($ Thousands)		$1,185,550

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 10-Year Treasury Notes	(35)	Mar-2020	$(4,534)	$(4,528)	$6
U.S. 2-Year Treasury Notes	(26)	Apr-2020	(5,605)	(5,605)	–
U.S. 2-Year Treasury Notes	(43)	Apr-2020	(9,277)	(9,270)	7
U.S. 5-Year Treasury Notes	7	Apr-2020	833	833	–
U.S. 5-Year Treasury Notes	(5)	Apr-2020	(595)	(595)	–
U.S. Long Treasury Bond	(1)	Mar-2020	(159)	(159)	–

			$(19,337)	$(19,324)	$13

Percentages are based on Net Assets of $1,186,150 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $385,861 ($ Thousands), representing 32.5% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Unsettled bank loan. Interest rate may not be available.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Interest rate not available.
(G)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REIT — Real Estate investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	416,336	–	416,336
Loan Participations	–	343,699	15,327	359,026
Asset-Backed Securities	–	306,784	–	306,784
Corporate Obligations	–	51,167	–	51,167
U.S. Treasury Obligations	–	21,426	–	21,426
Municipal Bonds	–	1,242	–	1,242
Warrants	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	24,169	–	–	24,169
Repurchase Agreement	–	5,400	–	5,400

Total Investments in Securities	24,169	1,146,054	15,327	1,185,550

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	13	–	–	13

Total Other Financial Instruments	13	–	–	13

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following table depicts purchases and transfers in and/or out of Level 3 investments during the period for investments held as of November 30, 2019 ($ Thousands).

Investments in Loan Participations
Purchases	$759
Net transfer into Level 3	4,363
Net transfer out of Level 3	(1,601)

For the period ended November 30, 2019, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Opportunistic Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 72,574	$ 331,650	$ (380,055)	$ —	$ —	$ 24,169	24,168,597	$ 387	$ —

The accompanying notes are an integral part of the financial statements.

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.9%
Agency Mortgage-Backed Obligations — 35.4%
FHLMC
10.000%, 03/17/2026	$5	$5
7.500%, 08/01/2030 to 12/01/2036	405	456
7.000%, 05/01/2024 to 03/01/2039	112	126
6.500%, 10/01/2031 to 09/01/2039	727	825
6.000%, 03/01/2020 to 08/01/2038	974	1,097
5.500%, 02/01/2035 to 12/01/2038	2,056	2,319
5.000%, 04/01/2020 to 03/01/2049	19,305	20,782
4.500%, 11/01/2025 to 07/01/2049	46,999	49,778
4.000%, 10/01/2025 to 09/01/2049	189,498	200,116
3.500%, 03/01/2033 to 11/01/2049	247,078	257,848
3.000%, 03/01/2031 to 12/01/2049	143,665	146,783
2.500%, 06/01/2028 to 07/01/2032	13,986	14,165
FHLMC ARM
5.221%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	74	79
4.790%, VAR ICE LIBOR USD 12 Month+1.975%, 12/01/2036	67	71
3.845%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	12	13
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	13	14
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	134	149
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	37	41
FHLMC CMO, Ser 2003-2671, Cl S
11.522%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	51	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	$104	$111
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	253	282
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	5	5
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.265%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	239	25
FHLMC CMO, Ser 2009-3546, Cl A
4.009%, 02/15/2039 (B)	65	66
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.465%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	106	18
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	718	739
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.845%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	61	12
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	2,565	2,583
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	538	59
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	5,828	5,931
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	478	69
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,666	1,669
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,344
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	941	968
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	2,350	2,321
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,050	2,198
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	6,422	6,582
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	637	657
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	2,851	2,935
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,474	1,500
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	5,657	5,747
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	5,624	5,711
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	2,229	2,231

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PF
2.115%, VAR LIBOR USD 1 Month+0.350%, 12/15/2048	$724	$721
FHLMC CMO, Ser 2018-4856, Cl FD
2.065%, VAR LIBOR USD 1 Month+0.300%, 08/15/2040	2,284	2,268
FHLMC CMO, Ser 2019-4897, Cl F
2.165%, VAR LIBOR USD 1 Month+0.400%, 07/15/2049	814	813
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, Cl A2
2.710%, 12/25/2020	15	15
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.635%, 10/25/2021 (B)	451	11
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	160	160
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	129	130
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.211%, 05/25/2023 (B)	61,668	237
FHLMC Multifamily Structured Pass-Through Certificates, Ser K041, Cl X1, IO
0.676%, 10/25/2024 (B)	12	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	1,540	1,692
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.704%, 03/25/2029 (B)	3,948	185
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl X1, IO
0.852%, 04/25/2029 (B)	9,996	585
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029 (B)	3,998	306
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (B)	4,850	479
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (B)	3,000	216
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
1.083%, 06/25/2029 (B)	2,400	180
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (B)	700	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (B)	$1,090	$80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1
0.837%, 10/25/2029 (B)	1,200	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (B)	4,400	5,079
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	3,345	3,827
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
1.016%, 04/25/2024 (B)	13,359	413
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
1.103%, 05/25/2026 (B)	2,399	131
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl A2
2.862%, 05/25/2026	3,700	3,851
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (B)	2,000	145
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC03, Cl A2
3.499%, 01/25/2026	1,730	1,836
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (B)	3,500	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL4F, Cl A2AS
3.683%, 10/25/2025 (B)	7,210	7,708
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	1,650	1,674
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,158
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/01/2027	2,210	2,304
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,064	1,225
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
4.185%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	644	72
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	4,806	4,946
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,961	2,020

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2015-343, Cl F4
2.382%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	$1,928	$1,914
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
4.235%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,000	172
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	5,166	5,304
FNMA
8.000%, 05/01/2023 to 06/01/2031	35	39
7.500%, 06/01/2030 to 11/01/2038	180	205
7.000%, 09/01/2026 to 02/01/2039	1,068	1,234
6.500%, 12/01/2022 to 10/01/2037	511	569
6.000%, 02/01/2032 to 10/01/2040	2,927	3,339
5.500%, 06/01/2020 to 06/01/2049	15,371	17,251
5.000%, 02/01/2020 to 08/01/2049	104,634	114,544
4.500%, 07/01/2020 to 09/01/2057	161,031	171,377
4.381%, 06/01/2021	2,887	2,967
4.363%, 11/01/2021	3,097	3,176
4.000%, 07/01/2020 to 06/01/2057	261,311	275,447
3.980%, 08/01/2021	4,008	4,108
3.900%, 06/01/2028	2,050	2,206
3.790%, 12/01/2025	2,430	2,598
3.740%, 07/01/2020	1,197	1,199
3.640%, 11/01/2028	600	657
3.500%, 07/01/2029 to 03/01/2057	179,200	186,005
3.490%, 02/01/2033	3,000	3,307
3.480%, 08/01/2028	5,520	5,996
3.380%, 05/01/2028	122	128
3.350%, 05/01/2029	160	173
3.310%, 05/01/2031	200	216
3.300%, 04/01/2029 to 02/01/2030	526	568
3.260%, 05/01/2029	726	779
3.240%, 05/01/2029	770	827
3.210%, 11/01/2037	4,637	4,948
3.190%, 05/01/2029 to 05/01/2030	2,580	2,739
3.160%, 05/01/2029	427	455
3.090%, 05/01/2029	600	642
3.080%, 01/01/2028	160	169
3.070%, 01/01/2029	280	297
3.050%, 05/01/2024	1,023	1,038
3.040%, 06/01/2029	1,000	1,065
3.020%, 06/01/2024 to 05/01/2026	4,110	4,201
3.010%, 05/01/2028	2,818	2,972
3.000%, 06/01/2027 to 12/01/2049	172,209	175,821
2.980%, 08/01/2031	100	105
2.950%, 05/01/2031	3,219	3,371
2.870%, 07/01/2031	100	104
2.850%, 08/01/2031	610	636
2.840%, 08/01/2031	500	521
2.830%, 04/01/2025	2,807	2,859
2.820%, 06/01/2022	2,680	2,753

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.810%, 04/01/2025 to 08/01/2031	$950	$982
2.790%, 08/01/2029	600	626
2.770%, 08/01/2031	900	931
2.765%, 08/01/2031	1,300	1,344
2.740%, 08/01/2029	600	623
2.705%, 04/01/2023	199	204
2.670%, 09/01/2031 to 10/01/2034	600	614
2.520%, 10/01/2029	160	163
2.500%, 02/01/2023 to 10/01/2042	4,748	4,753
2.450%, 09/01/2031	600	602
FNMA ARM
4.565%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
4.380%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	26	27
3.101%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,492	1,522
2.959%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,253	1,273
2.744%, VAR ICE LIBOR USD 12 Month+1.579%, 06/01/2045	1,763	1,798
2.660%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	6,444	6,556
2.620%, VAR ICE LIBOR USD 12 Month+1.583%, 05/01/2045	1,355	1,378
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	35	37
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	29	30
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	26	29
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	129	136
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	98	105
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	97	104
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	99	110
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	109	113
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	17	20
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	10	12
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	327	373

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-74, Cl CS
15.323%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	$78	$97
FNMA CMO, Ser 2006-104, Cl MI, IO
5.042%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	779	78
FNMA CMO, Ser 2006-125, Cl SM, IO
5.492%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	470	95
FNMA CMO, Ser 2006-33, Cl LS
22.464%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	70	112
FNMA CMO, Ser 2006-46, Cl SW
17.937%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	57	84
FNMA CMO, Ser 2006-51, Cl SP, IO
4.942%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	75	10
FNMA CMO, Ser 2007-64, Cl FA
2.178%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	10	10
FNMA CMO, Ser 2007-68, Cl SC, IO
4.992%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	160	34
FNMA CMO, Ser 2008-22, Cl SI, IO
4.722%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,284	19
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	17	19
FNMA CMO, Ser 2009-103, Cl MB
4.432%, 12/25/2039 (B)	106	109
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,172	1,035
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,096	3,230
FNMA CMO, Ser 2010-150, Cl SK, IO
4.822%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	606	117
FNMA CMO, Ser 2010-27, Cl AS, IO
4.772%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	724	144
FNMA CMO, Ser 2011-2, Cl WA
5.859%, 02/25/2051 (B)	99	109
FNMA CMO, Ser 2011-75, Cl FA
2.258%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	107	108
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	264	5
FNMA CMO, Ser 2011-96, Cl SA, IO
4.842%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,453	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-133, Cl CS, IO
4.442%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	$931	$168
FNMA CMO, Ser 2012-134, Cl MS, IO
4.442%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	386	74
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	22	24
FNMA CMO, Ser 2012-35, Cl SC, IO
4.792%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	423	70
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	520	593
FNMA CMO, Ser 2012-70, Cl YS, IO
4.942%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	177	14
FNMA CMO, Ser 2012-74, Cl SA, IO
4.942%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	677	96
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	46	42
FNMA CMO, Ser 2012-75, Cl NS, IO
4.892%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	246	44
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	92	84
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	2,835	2,331
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,232	1,100
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	4,394	4,272
FNMA CMO, Ser 2013-124, Cl SB, IO
4.242%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	712	134
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	743	38
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	592	571
FNMA CMO, Ser 2013-54, Cl BS, IO
4.442%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	445	94
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,321	1,471
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,184	1,385
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	5,640	5,544
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	843	879
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	7,524	7,457

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-60, Cl QS, IO
4.392%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	$1,401	$244
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,739	1,797
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	1,460	1,488
FNMA CMO, Ser 2017-76, Cl SB, IO
4.392%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	2,611	512
FNMA CMO, Ser 2017-85, Cl SC, IO
4.492%, 11/25/2017	843	138
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	3,225	3,314
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	746	769
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	4,168	4,310
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	6,435	6,490
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	4,482	4,534
FNMA CMO, Ser 2018-79, Cl FA
1.958%, VAR LIBOR USD 1 Month+0.250%, 11/25/2048	3,658	3,633
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	2,151	2,158
FNMA CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	972	999
FNMA CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	2,627	2,696
FNMA CMO, Ser 2019-14, Cl FB
2.432%, VAR LIBOR USD 1 Month+0.400%, 04/25/2059	1,338	1,337
FNMA CMO, Ser 2019-18, Cl FH
2.058%, VAR LIBOR USD 1 Month+0.350%, 05/25/2049	2,239	2,232
FNMA CMO, Ser 2019-25, Cl YF
2.158%, VAR LIBOR USD 1 Month+0.450%, 10/25/2046	4,423	4,420
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,973	2,051
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	2,419	2,527
FNMA CMO, Ser 2019-35, Cl FH
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 07/25/2049	1,060	1,056
FNMA CMO, Ser 2019-42, Cl FK
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 08/25/2049	5,505	5,491
FNMA CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	1,457	1,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	$983	$996
FNMA CMO, Ser 2019-60, Cl FW
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2049	1,491	1,488
FNMA CMO, Ser 2019-60, Cl BF
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2049	1,917	1,913
FNMA CMO, Ser 2019-70, Cl FL
2.124%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2049	3,280	3,269
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	174	29
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	227	47
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,110	75
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	924	157
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	851	139
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	1,466	95
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	850	179
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	3,266	3,330
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	4,500	4,760
FNMA TBA
5.000%, 12/01/2037 to 01/01/2038	6,655	7,111
4.500%, 12/01/2040	5,025	5,279
4.000%, 12/14/2039	8,475	8,793
3.500%, 12/01/2040 to 01/01/2041	37,240	38,335
3.000%, 12/25/2028 to 01/15/2043	31,925	32,376
2.500%, 12/01/2027 to 01/01/2043	86,350	86,450
FNMA, Ser 141, Cl 1
2.827%, 05/01/2027	6	6
FNMA, Ser 2014-M3, Cl X2, IO
0.094%, 01/25/2024 (B)	33,934	100
FNMA, Ser 2015-M8, Cl X2, IO
0.239%, 01/25/2025 (B)	79,144	484
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	703	717

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	$751	$788
FNMA, Ser 2018-M1, Cl A2
3.085%, 12/25/2027 (B)	8,400	8,842
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	963	1,051
FNMA, Ser M13, Cl A1
3.820%, 03/25/2030 (B)	1,781	1,969
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	600	665
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	400	402
FNMA, Ser M28, Cl AV
2.232%, 02/25/2027	1,700	1,705
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	730	807
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	1,370	1,469
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,520	1,644
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.444%, 09/25/2043 (B)(C)	785	794
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.567%, 12/25/2048 (B)(C)	171	174
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	25,473	105
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	693	763
6.500%, 01/15/2024 to 07/15/2035	1,197	1,335
6.000%, 12/15/2023 to 10/20/2040	4,000	4,548
5.000%, 12/20/2039 to 09/20/2049	46,284	49,392
4.700%, 09/20/2061 (B)	1,676	1,731
4.500%, 01/20/2040 to 09/20/2049	58,874	62,230
4.405%, 01/20/2069 (B)	439	446
4.083%, 04/20/2063 (B)	850	865
4.000%, 06/20/2047 to 11/20/2049	66,403	69,554
3.500%, 06/20/2044 to 10/20/2049	105,094	109,101
3.000%, 09/15/2042 to 10/20/2049	37,862	38,861
2.500%, 08/20/2049 to 11/20/2049	1,194	1,183
GNMA ARM
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	8	8
3.190%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	669	682
GNMA CMO, Ser 112, Cl IO, IO
0.276%, 02/16/2053 (B)	5,879	101
GNMA CMO, Ser 142, Cl IO, IO
0.921%, 04/16/2054 (B)	16,303	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 145, Cl IO, IO
1.062%, 09/16/2044 (B)	$7,734	$344
GNMA CMO, Ser 163, Cl IO, IO
1.238%, 02/16/2046 (B)	8,992	457
GNMA CMO, Ser 2003-60, Cl GS
9.479%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	15	16
GNMA CMO, Ser 2005-7, Cl JM
12.843%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	2	3
GNMA CMO, Ser 2006-16, Cl GS, IO
5.266%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	464	86
GNMA CMO, Ser 2007-78, Cl SA, IO
4.768%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	2,945	542
GNMA CMO, Ser 2009-106, Cl KS, IO
4.676%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	3,451	475
GNMA CMO, Ser 2009-66, Cl XS, IO
5.038%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	29	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,048	2,278
GNMA CMO, Ser 2009-8, Cl PS, IO
4.538%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	26	2
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	29	29
GNMA CMO, Ser 2010-31, Cl GS, IO
4.776%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	52	2
GNMA CMO, Ser 2010-4, Cl NS, IO
4.628%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,000	938
GNMA CMO, Ser 2010-4, Cl SL, IO
4.638%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	103	18
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	954	1,008
GNMA CMO, Ser 2010-85, Cl HS, IO
4.926%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	271	23
GNMA CMO, Ser 2010-H04, Cl CI, IO
1.641%, 04/20/2060 (B)	365	13
GNMA CMO, Ser 2010-H10, Cl FC
2.805%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,266	2,290
GNMA CMO, Ser 2010-H26, Cl LF
2.347%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,083	3,073
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	53	11

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H09, Cl AF
2.497%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	$910	$910
GNMA CMO, Ser 2012-124, Cl AS, IO
4.438%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	714	153
GNMA CMO, Ser 2012-141, Cl WA
4.526%, 11/16/2041 (B)	588	654
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	614	28
GNMA CMO, Ser 2012-98, Cl SA, IO
4.338%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	560	109
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.133%, 03/20/2062 (B)	1,522	25
GNMA CMO, Ser 2013-H01, Cl TA
2.497%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	32	32
GNMA CMO, Ser 2013-H01, Cl JA
2.317%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	942	938
GNMA CMO, Ser 2014-186, Cl IO, IO
0.757%, 08/16/2054 (B)	13,996	621
GNMA CMO, Ser 2014-H04, Cl FB
2.647%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	1,954	1,961
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	426	77
GNMA CMO, Ser 2016-128, Cl IO, IO
0.952%, 09/16/2056 (B)	12,273	887
GNMA CMO, Ser 2016-135, Cl SB, IO
4.338%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	539	199
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	214	40
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	2,318	2,338
GNMA CMO, Ser 2018-H06, Cl PF
2.297%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	906	901
GNMA CMO, Ser 2018-H07, Cl FD
2.297%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,619	1,610
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	800	820
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	4,531	4,683
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	4,142	4,256
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	6,839	7,122
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	2,654	2,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	$2,106	$2,137
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	989	1,006
GNMA CMO, Ser 27, Cl IO, IO
0.944%, 04/16/2053 (B)	9,159	250
GNMA CMO, Ser 47, Cl IA, IO
0.128%, 02/16/2048 (B)	1,695	31
GNMA CMO, Ser 50, Cl IO, IO
0.823%, 09/16/2055 (B)	4,754	240
GNMA TBA
3.500%, 12/15/2041	33,200	34,313
3.000%, 12/01/2042 to 01/15/2043	115,150	118,301
2.500%, 01/21/2169	15,000	15,087
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	1,032	1,039
GNMA, Ser 145, Cl IO, IO
0.663%, 04/16/2057 (B)	4,788	276
GNMA, Ser 2017-190, Cl IO, IO
0.687%, 03/16/2060 (B)	7,124	421
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	1,667	1,700
GNMA, Ser 33, Cl A
1.899%, 03/16/2040	52	51
GNMA, Ser 41, Cl IO, IO
0.792%, 07/16/2058 (B)	1,898	115
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.221%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,766	1,767
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.331%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	231	231
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.331%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	208	208
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.221%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	12	12

		2,682,321

Non-Agency Mortgage-Backed Obligations — 5.5%
Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031 (A)	43	41
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.383%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	3,042	3,019

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	$977	$988
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.867%, 12/05/2032 (B)(C)	190	192
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (B)(C)	2,640	2,949
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.321%, 11/25/2021 (B)	18	16
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.022%, 04/25/2037 (B)	89	90
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	10	10
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	100	108
Banc of America Funding, Ser 2004-C, Cl 1A1
4.384%, 12/20/2034 (B)	30	31
Banc of America Funding, Ser 2005-B, Cl 2A1
4.490%, 04/20/2035 (B)	1,144	1,076
Banc of America Funding, Ser 2006-G, Cl 2A4
2.304%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	2,133	2,138
Banc of America Funding, Ser 2015-R2, Cl 9A1
1.923%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	1,535	1,537
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,246
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/2062	1,965	2,030
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	9,900	10,216
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	1,359	1,410
BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/2051	2,490	2,813
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	450	467
BBCMS Trust, Ser 2018-CBM, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	2,705	2,705
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,500
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	71	73
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.407%, 05/25/2034 (B)	26	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.403%, 05/25/2034 (B)	$68	$65
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.798%, 06/11/2041 (B)(C)	75	–
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	582	618
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	938	966
Benchmark Mortgage Trust, Ser 2019-B14, Cl A5
3.049%, 12/15/2061	644	669
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 11/15/2029	5,210	5,353
BFLD, Ser 2019-DPLO, Cl A
2.855%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	1,600	1,596
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	674	682
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	1,968	1,975
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	2,212	2,211
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	1,700	1,702
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,112
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl A
2.835%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	1,295	1,297
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,003	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
1.038%, 12/11/2049 (B)(C)	26	1
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	265	264
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,334

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	$945	$1,011
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	766
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,851
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,865	1,904
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	320	320
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	988	1,016
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	795
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	195	195
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.788%, 02/25/2037 (B)	31	32
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.691%, 02/25/2037 (B)	37	38
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.794%, 07/25/2037 (B)	88	90
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
2.488%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,891	1,848
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.791%, 08/25/2034 (B)	125	123
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	154	139
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,510
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	933
Citigroup Commercial Mortgage Trust, Ser 2016-P5, Cl A1
1.410%, 10/10/2049	155	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	$4,120	$4,216
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/2052	3,488	3,613
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (B)	51	53
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
4.179%, 02/25/2034 (B)	18	18
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.931%, 05/25/2034 (B)(C)	1	1
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
4.576%, 08/25/2034 (B)	24	24
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.322%, 09/25/2033 (B)(C)	91	93
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	904	910
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	1,654	1,658
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	2,093	2,092
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,432
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,239
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	700	719
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.364%, 03/10/2047 (B)	13,113	514
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	536
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	103	102
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.288%, 02/10/2048 (B)	16,768	799
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,558
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	747
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,849
COMM Mortgage Trust, Ser 2019-GC44, Cl A5
2.950%, 08/15/2057	2,472	2,543

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser CR15, Cl A2
2.928%, 02/10/2047	$35	$35
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	234
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.250%, 10/10/2046 (B)	90	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	199
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B)(C)	1,350	1,432
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.785%, 02/10/2047 (B)	350	378
Commercial Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.373%, 07/10/2045 (B)	1,859	1,979
Commercial Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	2,200	2,460
Connecticut Avenue Securities, Ser 2019-R02, Cl 1M1
2.868%, 09/25/2031	1,134	1,134
Core Mortgage Trust, Ser 2019-CORE, Cl A
2.645%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	1,000	1,001
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	596	593
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	216	230
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,666
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
2.745%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	7,500	7,511
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059	4,270	4,270
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	938	987
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	1,530	1,534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	$1,000	$1,048
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	1,208	1,286
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,371	1,472
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	327	341
CSAIL Commercial Mortgage Trust, Ser 2019-C17, Cl A5
3.016%, 09/15/2052	1,070	1,102
CSAIL Commercial Mortgage Trust, Ser 2019-C18, Cl A4
2.968%, 12/15/2052	671	687
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	115	118
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	79	82
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	4,104
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,530	3,748
CSMC Trust, Ser 2015-5R, Cl 1A1
3.310%, 09/27/2046 (B)(C)	2,815	2,874
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	2,866	3,087
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	11,014	11,219
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (B)(C)	6,772	7,091
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	4,003	3,995
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,605
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (B)(C)	455	481
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	448
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,841	2,905
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,995	2,052
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.533%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	571	540

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1,Cl A22
3.500%, 02/25/2048 (B)(C)	$3,120	$3,152
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.358%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	2,289	2,295
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.608%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	823	827
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,330	2,386
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
4.067%, 09/25/2034 (B)	74	74
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	2,822	2,874
FNMA Connecticut Avenue Securities,Ser 2017-C01, Cl 1ED1
2.958%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	4,080	4,080
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	2,061	2,069
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	780	784
GE Business Loan Trust, Ser 2007-1A, Cl A
1.935%, VAR ICE LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	347	340
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	883	888
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,738
GS Mortgage Securities Trust, Ser 2006-GG8,Cl X, IO
1.271%, 11/10/2039 (B)(C)	814	4
GS Mortgage Securities Trust, Ser 2012-GC6,Cl C
5.840%, 01/10/2045 (B)(C)	1,459	1,534
GS Mortgage Securities Trust, Ser 2012-GC6,Cl A3
3.482%, 01/10/2045	727	742
GS Mortgage Securities Trust, Ser 2012-GCJ7,Cl AAB
2.935%, 05/10/2045	72	72
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	427
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA,IO
0.922%, 07/10/2048 (B)	36,587	1,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	$1,144	$1,214
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	3,770	3,752
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	3,770	3,752
GS Mortgage Securities Trust, Ser 2019-GSA1,Cl A4
3.048%, 11/10/2052	998	1,030
GS Mortgage Securities Trust, Ser GC18, Cl A3
3.801%, 01/10/2047	610	637
GS Mortgage Securities Trust, Ser GC28,Cl A5
3.396%, 02/10/2048	446	469
GS Mortgage Securities Trust, Ser GS7, Cl A4
3.430%, 08/10/2050	1,727	1,840
GS Mortgage-Backed Securities Trust,Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	7,296	7,588
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3,Cl 1AS, IO
2.659%, 09/25/2035 (B)(C)	206	25
GSR Mortgage Loan Trust, Ser 2004-8F,Cl 2A3
6.000%, 09/25/2034	60	62
GSR Mortgage Loan Trust, Ser 2007-1F,Cl 2A4
5.500%, 01/25/2037	18	20
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	1,999
Impac CMB Trust, Ser 2005-4, Cl 2A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	98	96
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	2,958	3,114
Impac Secured Assets CMN Owner Trust,Ser 2006-2, Cl 2A1
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	356	357
Indymac Index Mortgage Loan Trust,Ser 2004-AR7, Cl A2
2.568%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	16	15
Indymac Index Mortgage Loan Trust,Ser 2004-AR8, Cl 2A2A
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	27	27

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	$844	$892
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	262	262
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,888
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	492	528
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
5.055%, 01/15/2047 (B)	230	250
JPMBB Commercial Mortgage Securities Trust, Ser C22, Cl C
4.709%, 09/15/2047 (B)	750	769
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,262
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	849
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
2.915%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,670	1,654
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	568	613
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	306
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	575
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl A5
3.409%, 10/15/2050	1,444	1,533
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,090
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	1,341	1,386
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.353%, 06/12/2043 (B)	2,764	4
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	$464	$461
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (B)(C)	2,415	2,497
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.675%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,035	2,036
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	2,000	2,121
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.153%, 06/25/2034 (B)	301	309
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.506%, 02/25/2035 (B)	108	111
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.338%, 04/25/2035 (B)	27	27
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.705%, 08/25/2034 (B)	157	163
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.094%, 11/25/2033 (B)	150	155
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.161%, 10/26/2048 (B)(C)	3,342	3,443
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	2,708	2,754
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,385	2,425
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	2,673	2,723
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.392%, 02/15/2041 (B)(C)	968	–
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	13	11
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.700%, 11/21/2034 (B)	1,601	1,652
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
4.125%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	450	481

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	$242	$203
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,396	1,326
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	257	181
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
4.466%, 10/25/2032 (B)	5	5
MASTR Seasoned Securities Trust, Ser 2005-1, Cl 4A1
4.566%, 10/25/2032 (B)	30	31
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.818%, 07/25/2033 (B)	38	38
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.028%, 12/25/2034 (B)	109	110
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.208%, 02/25/2034 (B)	43	43
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	42	43
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.353%, 08/25/2034 (B)	59	61
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.763%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	97	95
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.262%, 02/25/2036 (B)	54	56
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.756%, 12/12/2049 (B)(C)	203	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (B)	181	192
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	783	813

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	$268	$288
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,559
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.409%, 02/12/2044 (B)(C)	240	–
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.144%, 06/11/2042 (B)	3,145	3,330
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.238%, 09/15/2047 (B)(C)	1,700	1,746
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.206%, 11/15/2049 (B)	15,926	840
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	756	765
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	576	572
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	3,026
Morgan Stanley Capital I Trust, Ser 2019-L3, Cl A4
3.127%, 11/15/2029	806	839
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.608%, 04/25/2034 (B)	138	150
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
2.121%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,398	3,833
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	3,115	3,215
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	5,075	5,331
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (B)(C)	3,765	3,869
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (B)(C)	4,160	4,256
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	994	1,006

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	$1,603	$1,601
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.536%, 05/25/2036 (B)	127	124
Nomura Resecuritization Trust, Ser 2015-5R, Cl 2A1
4.242%, 03/26/2035 (B)(C)	913	925
OBX Trust, Ser 2018-1, Cl A2
2.358%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	2,857	2,841
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	796	810
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	2,115	2,128
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	2,490	2,467
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
3.013%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,393	4,428
Prime Mortgage Trust, Ser 2004-CL1, PO
0.000%, 02/25/2034 (A)	10	9
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	48	51
RALI Trust, Ser 2005-QO2, Cl A1
3.686%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	346	332
RALI Trust, Ser 2005-QO5, Cl A1
3.326%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	475	450
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	8	7
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (B)(C)	1,380	1,455
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	171	179
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	46	49
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	14	14
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.284%, 12/25/2034 (B)	354	359
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
2.715%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,340

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.618%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035		$159	$151
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)		280	297
SG Residential Mortgage Trust, Ser 2019-3,Cl A1
2.703%, 09/25/2059 (B)(C)		2,068	2,068
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)		1,904	1,896
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.028%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035		1,337	1,300
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.908%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024		669	676
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.393%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034		93	94
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.213%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035		1,787	1,777
Structured Asset Securities, Ser 2003-31A, Cl 2A7
4.054%, 10/25/2033 (B)		1,766	1,806
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.192%, 12/25/2033 (B)		50	51
Structured TCW Note, Ser TCW-1149
3.820%, 11/25/2030		4,450	5,009
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043		185	187
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.961%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	1,117	1,451
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 07/25/2059 (B)(C)		2,949	2,982
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (B)		$1,930	2,047
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)		810	820
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)		3,592	3,618

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	$3,879	$3,891
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	4,997	4,999
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	1,393	1,407
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	1,721	1,730
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	13,192	13,179
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	839	849
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	102
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,303
VNDO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,128
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.575%, 01/25/2033 (B)	96	100
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.196%, 10/25/2033 (B)	87	89
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.701%, 06/25/2033 (B)	72	74
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.436%, 08/25/2033 (B)	65	66
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.322%, 09/25/2033 (B)	164	170
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
12.766%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	17	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	278	287
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.494%, 06/25/2034 (B)	59	60
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
4.510%, 06/25/2034 (B)	5,325	5,411
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.546%, 07/25/2034 (B)	5,714	5,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.968%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	$6,795	$6,636
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	6,468	6,439
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.396%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,547	908
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.268%, 11/25/2036 (B)	115	111
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.655%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	241	244
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
3.200%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	155	103
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	208	41
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	7
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	16	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	50	48
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,220	1,270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.850%, 08/25/2035 (B)	52	52
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.503%, 06/15/2045 (B)(C)	2,599	66
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.471%, 03/15/2048 (B)	490	511

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	$15	$15
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	225
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,397
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (B)	775	824
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.715%, 10/15/2057 (B)	4,763	113
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,408
WFRBS Commercial Mortgage Trust, Ser C12, Cl XA, IO
1.363%, 03/15/2048 (B)(C)	9,346	293
WFRBS Commercial Mortgage Trust, Ser C15, Cl A4
4.153%, 08/15/2046 (B)	150	160
WFRBS Commercial Mortgage Trust, Ser C17, Cl A4
4.023%, 12/15/2046	120	128
WFRBS Commercial Mortgage Trust, Ser C19, Cl XA, IO
1.198%, 03/15/2047 (B)	4,496	147
WFRBS Commercial Mortgage Trust, Ser C21, Cl XA, IO
1.191%, 08/15/2047 (B)	12,821	504
WFRBS Commercial Mortgage Trust, Ser C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,292

		416,924

Total Mortgage-Backed Securities (Cost $3,059,699) ($ Thousands)		3,099,245

CORPORATE OBLIGATIONS — 27.8%

Communication Services — 2.3%
America Movil
5.000%, 03/30/2020	240	242
AT&T
6.500%, 09/01/2037	2,770	3,613
6.250%, 03/29/2041	190	245
6.000%, 08/15/2040	2,875	3,641
5.700%, 03/01/2057	396	503
5.450%, 03/01/2047	479	586

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 10/15/2041	$1,094	$1,276
5.350%, 12/15/2043	332	395
5.250%, 03/01/2037	4,376	5,206
5.150%, 02/15/2050	1,483	1,768
4.850%, 03/01/2039	1,079	1,228
4.800%, 06/15/2044	6,125	6,919
4.500%, 03/09/2048	561	611
4.450%, 05/15/2021	440	455
4.350%, 06/15/2045	1,082	1,155
4.300%, 02/15/2030	2,226	2,447
3.950%, 01/15/2025	140	150
3.900%, 03/11/2024	612	648
3.800%, 02/15/2027	540	574
3.550%, 06/01/2024	3,695	3,868
3.400%, 05/15/2025	5,758	6,012
3.000%, 02/15/2022	1,706	1,740
3.000%, 06/30/2022	636	649
British Telecommunications
3.250%, 11/08/2029 (C)	1,525	1,510
CBS
3.700%, 08/15/2024	1,505	1,580
3.375%, 02/15/2028	1,200	1,223
Charter Communications Operating LLC
6.484%, 10/23/2045	630	781
6.384%, 10/23/2035	1,870	2,333
5.750%, 04/01/2048	50	58
5.375%, 04/01/2038	730	827
5.375%, 05/01/2047	798	889
5.050%, 03/30/2029	2,800	3,155
4.908%, 07/23/2025	3,750	4,113
4.800%, 03/01/2050	1,826	1,903
4.464%, 07/23/2022	651	683
4.200%, 03/15/2028	980	1,039
3.750%, 02/15/2028	681	701
3.579%, 07/23/2020	820	826
Comcast
7.050%, 03/15/2033	50	72
4.950%, 10/15/2058	504	658
4.750%, 03/01/2044	120	146
4.700%, 10/15/2048	448	556
4.600%, 10/15/2038	1,686	2,026
4.400%, 08/15/2035	3,055	3,585
4.250%, 10/15/2030	1,010	1,160
4.250%, 01/15/2033	360	416
4.200%, 08/15/2034	570	659
4.150%, 10/15/2028	4,158	4,688
4.000%, 03/01/2048	1,011	1,131
3.950%, 10/15/2025	2,155	2,350
3.700%, 04/15/2024	2,967	3,155
3.450%, 10/01/2021	1,673	1,720
3.450%, 02/01/2050	835	857
3.200%, 07/15/2036	170	173

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/01/2026	$280	$294
2.650%, 02/01/2030	2,495	2,506

Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	291
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	224
Cox Communications
4.800%, 02/01/2035 (C)	1,665	1,870
3.250%, 12/15/2022 (C)	1,010	1,038
Discovery Communications LLC
5.300%, 05/15/2049	337	389
5.000%, 09/20/2037	1,460	1,623
Fox
5.476%, 01/25/2039 (C)	270	332
4.709%, 01/25/2029 (C)	240	272
Koninklijke
8.375%, 10/01/2030	1,000	1,363
Rogers Communications
4.100%, 10/01/2023	133	142
3.700%, 11/15/2049	1,413	1,448
Sky
3.750%, 09/16/2024 (C)	2,045	2,188
Sprint Capital
8.750%, 03/15/2032	200	238
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	3,910
4.738%, 03/20/2025 (C)	2,370	2,512
3.360%, 09/20/2021 (C)	6,713	6,771
Telefonica Emisiones
5.520%, 03/01/2049	1,387	1,712
5.462%, 02/16/2021	69	72
5.134%, 04/27/2020	1,160	1,174
4.103%, 03/08/2027	150	163
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,467
Verizon Communications
5.500%, 03/16/2047	742	1,009
5.250%, 03/16/2037	70	88
5.012%, 04/15/2049	330	425
4.672%, 03/15/2055	176	220
4.522%, 09/15/2048	550	664
4.500%, 08/10/2033	1,410	1,648
4.400%, 11/01/2034	6,418	7,448
4.329%, 09/21/2028	4,240	4,809
4.272%, 01/15/2036	4,126	4,708
4.125%, 03/16/2027	330	367
4.125%, 08/15/2046	1,612	1,827
4.016%, 12/03/2029	2,068	2,306
3.850%, 11/01/2042	1,660	1,816
3.376%, 02/15/2025	517	546
2.625%, 08/15/2026	940	957

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
4.250%, 09/01/2023	$1,625	$1,723
3.875%, 04/01/2024	230	242
Vodafone Group
5.250%, 05/30/2048	3,075	3,674
4.875%, 06/19/2049	2,711	3,073
4.375%, 05/30/2028	1,380	1,534
4.250%, 09/17/2050	2,592	2,690
Walt Disney
8.875%, 04/26/2023	150	182
6.650%, 11/15/2037	260	386
6.200%, 12/15/2034	265	375
2.750%, 09/01/2049	289	278
2.000%, 09/01/2029	1,349	1,310
1.750%, 08/30/2024	3,984	3,946

		170,154

Consumer Discretionary — 1.4%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,264
2.700%, 07/26/2022 (C)	1,230	1,242
Amazon.com
5.200%, 12/03/2025	1,080	1,261
4.950%, 12/05/2044	600	789
4.800%, 12/05/2034	187	233
4.050%, 08/22/2047	570	681
3.875%, 08/22/2037	460	524
3.150%, 08/22/2027	960	1,020
American Honda Finance
1.950%, 05/20/2022	2,525	2,524
American Honda Finance MTN
2.050%, 01/10/2023	2,105	2,107
AutoZone
2.500%, 04/15/2021	44	44
BMW US Capital LLC
3.100%, 04/12/2021 (C)	1,740	1,765
1.850%, 09/15/2021 (C)	180	180
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,768
2.810%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	2,000	2,014
2.700%, 08/03/2020 (C)	340	341
2.700%, 06/14/2024 (C)	990	999
2.450%, 05/18/2020 (C)	150	150
2.300%, 01/06/2020 (C)	3,120	3,120
Expedia Group
3.250%, 02/15/2030 (C)	1,515	1,477
Ford Motor
4.750%, 01/15/2043	3,148	2,745
Ford Motor Credit LLC
8.125%, 01/15/2020	1,225	1,234
5.875%, 08/02/2021	3,750	3,926

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.596%, 01/07/2022	$2,908	$3,058
5.085%, 01/07/2021	2,000	2,046
4.063%, 11/01/2024	1,946	1,956
3.813%, 10/12/2021	2,145	2,176
3.374%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,900	1,881
3.339%, 03/28/2022	3,990	4,014
3.336%, 03/18/2021	500	503
3.219%, 01/09/2022	810	812
3.157%, 08/04/2020	200	201
3.096%, 05/04/2023	200	198
2.881%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,981
2.853%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	2,510	2,497
2.459%, 03/27/2020	2,500	2,501
2.343%, 11/02/2020	4,670	4,654
General Motors
6.600%, 04/01/2036	1,510	1,755
6.250%, 10/02/2043	940	1,042
5.950%, 04/01/2049	1,040	1,130
5.400%, 04/01/2048	506	514
5.150%, 04/01/2038	150	153
4.875%, 10/02/2023	2,230	2,404
General Motors Financial
4.375%, 09/25/2021	2,000	2,069
4.350%, 01/17/2027	180	187
3.550%, 04/09/2021	2,000	2,032
3.450%, 04/10/2022	1,545	1,575
3.200%, 07/13/2020	159	160
3.150%, 01/15/2020	2,000	2,001
2.450%, 11/06/2020	320	320
Hasbro
3.000%, 11/19/2024	1,820	1,819
Home Depot
4.500%, 12/06/2048	660	824
Hyundai Capital America
3.500%, 11/02/2026 (C)	256	258
Kohl’s
5.550%, 07/17/2045	1,660	1,690
Las Vegas Sands
3.200%, 08/08/2024	2,390	2,433
Lowe’s
3.650%, 04/05/2029	3,171	3,399
McDonald’s MTN
4.875%, 12/09/2045	1,070	1,313
4.450%, 09/01/2048	798	931
3.800%, 04/01/2028	1,220	1,336
3.700%, 01/30/2026	840	903
3.500%, 03/01/2027	20	21
2.625%, 09/01/2029	2,055	2,054

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Media LLC
5.950%, 04/01/2041	$375	$514
Newell Brands
4.200%, 04/01/2026	560	578
3.850%, 04/01/2023	376	388
NVR
3.950%, 09/15/2022	1,330	1,385
QVC
5.950%, 03/15/2043	50	49
4.375%, 03/15/2023	1,210	1,253
Sands China
5.125%, 08/08/2025	810	890
4.600%, 08/08/2023	700	741
Starbucks
4.450%, 08/15/2049	745	864
3.800%, 08/15/2025	72	78
3.750%, 12/01/2047	934	966
Time Warner Cable LLC
7.300%, 07/01/2038	100	128
6.550%, 05/01/2037	511	624
5.875%, 11/15/2040	210	243
5.500%, 09/01/2041	1,862	2,071
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,931
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (C)	1,510	1,524

		108,436

Consumer Staples — 2.7%
Aetna
3.875%, 08/15/2047	900	907
2.800%, 06/15/2023	3,648	3,703
Altria Group
5.950%, 02/14/2049	629	758
4.800%, 02/14/2029	2,634	2,912
4.750%, 05/05/2021	490	509
4.400%, 02/14/2026	2,985	3,228
3.800%, 02/14/2024	400	420
3.490%, 02/14/2022	360	370
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	103
3.300%, 02/01/2023	1,795	1,861
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,865	2,625
5.550%, 01/23/2049	2,472	3,279
5.450%, 01/23/2039	2,795	3,545
4.900%, 01/23/2031	1,185	1,417
4.750%, 01/23/2029	3,130	3,632
4.600%, 04/15/2048	1,976	2,293
4.150%, 01/23/2025	4,813	5,240
4.000%, 04/13/2028	360	397
3.500%, 01/12/2024	330	347

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 07/15/2022	$309	$313
Anheuser-Busch LLC
4.900%, 02/01/2046	6,184	7,428
4.700%, 02/01/2036	1,392	1,621
3.650%, 02/01/2026	2,930	3,140
Bacardi
4.700%, 05/15/2028 (C)	1,805	1,961
BAT Capital
4.758%, 09/06/2049	2,595	2,625
4.540%, 08/15/2047	2,250	2,196
3.557%, 08/15/2027	4,065	4,140
3.462%, 09/06/2029	726	720
3.222%, 08/15/2024	1,052	1,071
3.215%, 09/06/2026	3,120	3,124
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	3,550	4,055
4.400%, 07/15/2044 (C)	1,250	1,280
4.375%, 12/15/2028 (C)	4,985	5,450
3.500%, 06/25/2021 (C)	1,150	1,169
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,332
Campbell Soup
3.300%, 03/15/2021	2,685	2,724
Coca-Cola
3.300%, 09/01/2021	52	53
2.875%, 10/27/2025	185	194
Conagra Brands
5.300%, 11/01/2038	488	568
Constellation Brands
5.250%, 11/15/2048	318	392
4.400%, 11/15/2025	877	962
3.700%, 12/06/2026	565	604
3.600%, 02/15/2028	1,058	1,124
3.500%, 05/09/2027	479	502
3.200%, 02/15/2023	335	344
3.150%, 08/01/2029	2,541	2,567
Costco Wholesale
3.000%, 05/18/2027	2,279	2,413
CVS Pass-Through Trust
6.036%, 12/10/2028	1,598	1,790
5.926%, 01/10/2034 (C)	156	183
5.880%, 01/10/2028	103	115
5.789%, 01/10/2026 (C)	833	893
Danone
2.947%, 11/02/2026 (C)	5,157	5,324
2.589%, 11/02/2023 (C)	1,580	1,601
2.077%, 11/02/2021 (C)	1,030	1,029
Diageo Investment
2.875%, 05/11/2022	3,730	3,805
DP World MTN
5.625%, 09/25/2048 (C)	2,990	3,445

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EMD Finance LLC
2.400%, 03/19/2020 (C)	$3,365	$3,369
Estee Lauder
3.125%, 12/01/2049	1,496	1,514
2.375%, 12/01/2029	934	933
Hershey
2.050%, 11/15/2024	1,334	1,336
Keurig Dr Pepper
4.417%, 05/25/2025	380	415
Kraft Heinz Foods
6.500%, 02/09/2040	355	431
5.200%, 07/15/2045	1,075	1,159
5.000%, 06/04/2042	3,460	3,676
4.875%, 02/15/2025 (C)	2,617	2,691
4.875%, 10/01/2049 (C)	4,065	4,228
4.375%, 06/01/2046	4,835	4,709
3.950%, 07/15/2025	120	126
3.750%, 04/01/2030 (C)	1,210	1,238
3.000%, 06/01/2026	1,582	1,576
2.800%, 07/02/2020	266	267
Kroger
5.400%, 01/15/2049	1,760	2,145
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	2,005
Molson Coors Brewing
3.500%, 05/01/2022	220	226
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,425	6,415
Nestle Holdings
3.500%, 09/24/2025 (C)	800	861
3.350%, 09/24/2023 (C)	1,055	1,108
PepsiCo
3.600%, 03/01/2024	150	160
Pernod Ricard
5.500%, 01/15/2042 (C)	150	188
Philip Morris International
2.900%, 11/15/2021	550	559
2.875%, 05/01/2024	4,110	4,227
2.500%, 08/22/2022	1,530	1,551
2.500%, 11/02/2022	1,250	1,269
Procter & Gamble
3.100%, 08/15/2023	140	147
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,354
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,748
Reynolds American
8.125%, 05/01/2040	1,060	1,434
6.875%, 05/01/2020	2,500	2,547
6.150%, 09/15/2043	480	549

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.850%, 08/15/2045	$4,378	$4,951
3.250%, 06/12/2020	386	388
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,673
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	3,205	3,263
Sysco
3.550%, 03/15/2025	1,935	2,066
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	47
Unilever Capital
2.600%, 05/05/2024	1,965	2,011
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,478
3.450%, 06/01/2026	690	701
3.300%, 11/18/2021	888	901
Walmart
4.050%, 06/29/2048	341	408
3.950%, 06/28/2038	855	997
3.700%, 06/26/2028	4,682	5,177
3.550%, 06/26/2025	1,747	1,882
3.300%, 04/22/2024	175	184
3.050%, 07/08/2026	2,460	2,593
2.950%, 09/24/2049	1,182	1,189
2.375%, 09/24/2029	1,625	1,633

		204,506

Energy — 3.3%
Apache
5.100%, 09/01/2040	520	507
4.750%, 04/15/2043	420	390
4.375%, 10/15/2028	990	1,004
4.250%, 01/15/2030	20	20
4.250%, 01/15/2044	1,130	991
3.250%, 04/15/2022	45	46
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,867
BP Capital Markets
3.561%, 11/01/2021	110	113
3.535%, 11/04/2024	150	160
3.506%, 03/17/2025	340	362
BP Capital Markets America
3.937%, 09/21/2028	1,373	1,513
3.796%, 09/21/2025	1,338	1,443
3.245%, 05/06/2022	950	980
3.216%, 11/28/2023	4,715	4,918
3.119%, 05/04/2026	400	417
Canadian Natural Resources
6.450%, 06/30/2033	200	254
3.850%, 06/01/2027	644	682
Cenovus Energy
6.750%, 11/15/2039	1,630	2,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2027	$2,360	$2,478
Chevron
3.191%, 06/24/2023	95	99
2.954%, 05/16/2026	1,100	1,156
2.895%, 03/03/2024	2,570	2,667
2.355%, 12/05/2022	290	294
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	80	84
4.375%, 03/15/2029	2,185	2,268
3.900%, 05/15/2027	1,280	1,305
CNOOC Finance 2013
3.000%, 05/09/2023	253	257
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,677
3.500%, 05/05/2025	2,900	3,024
Concho Resources
4.375%, 01/15/2025	100	103
4.300%, 08/15/2028	800	859
3.750%, 10/01/2027	745	771
Conoco Funding
6.950%, 04/15/2029	995	1,347
ConocoPhillips
4.150%, 11/15/2034	753	832
Continental Resources
4.375%, 01/15/2028	340	351
3.800%, 06/01/2024	530	543
Devon Energy
5.850%, 12/15/2025	1,000	1,185
5.600%, 07/15/2041	1,609	1,956
5.000%, 06/15/2045	1,070	1,250
4.750%, 05/15/2042	157	175
Devon Financing
7.875%, 09/30/2031	1,230	1,720
Diamondback Energy
3.500%, 12/01/2029	1,920	1,915
Ecopetrol
5.875%, 05/28/2045	5,521	6,322
4.125%, 01/16/2025	167	174
Enbridge
3.125%, 11/15/2029	2,080	2,096
2.900%, 07/15/2022	1,429	1,452
2.500%, 01/15/2025	3,376	3,380
Encana
6.625%, 08/15/2037	623	739
6.500%, 02/01/2038	690	810
Energy Transfer Operating
8.250%, 11/15/2029	3,795	4,811
6.250%, 04/15/2049	90	106
6.125%, 12/15/2045	736	830
5.875%, 01/15/2024	1,299	1,431
5.500%, 06/01/2027	845	934

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 04/15/2047	$570	$592
5.250%, 04/15/2029	1,855	2,047
5.150%, 03/15/2045	1,004	1,019
4.950%, 06/15/2028	170	183
4.500%, 04/15/2024	1,080	1,142
4.050%, 03/15/2025	250	259
Eni
4.000%, 09/12/2023 (C)	3,600	3,793
Enterprise Products Operating LLC
4.800%, 02/01/2049	405	469
4.200%, 01/31/2050	3,809	4,076
4.150%, 10/16/2028	1,570	1,716
4.050%, 02/15/2022	14	15
3.125%, 07/31/2029	1,908	1,942
EOG Resources
4.150%, 01/15/2026	490	539
EQM Midstream Partners
5.500%, 07/15/2028	145	133
Equinor
3.700%, 03/01/2024	1,085	1,159
3.250%, 11/18/2049	930	959
Exxon Mobil
4.114%, 03/01/2046	910	1,093
3.043%, 03/01/2026	1,140	1,201
2.440%, 08/16/2029	520	522
Halliburton
3.800%, 11/15/2025	1,070	1,128
Hess
7.125%, 03/15/2033	244	306
6.000%, 01/15/2040	2,591	2,994
5.800%, 04/01/2047	122	145
5.600%, 02/15/2041	2,000	2,280
3.500%, 07/15/2024	291	298
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	594
5.750%, 04/19/2047 (C)	1,390	1,628
5.375%, 04/24/2030 (C)	1,720	1,979
Kinder Morgan
5.550%, 06/01/2045	520	611
5.200%, 03/01/2048	550	634
4.300%, 06/01/2025	1,105	1,191
4.300%, 03/01/2028	120	130
3.050%, 12/01/2019	93	93
Kinder Morgan Energy Partners
7.300%, 08/15/2033	105	139
5.500%, 03/01/2044	645	739
5.000%, 03/01/2043	50	54
3.500%, 03/01/2021	300	304
Marathon Oil
6.600%, 10/01/2037	177	218
Marathon Petroleum
4.750%, 12/15/2023	523	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2048	$623	$658
3.625%, 09/15/2024	1,825	1,913
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	608	610
MPLX
5.500%, 02/15/2049	1,483	1,633
5.200%, 12/01/2047 (C)	955	998
4.800%, 02/15/2029	120	130
4.700%, 04/15/2048	1,410	1,402
4.500%, 04/15/2038	810	808
4.000%, 03/15/2028	1,350	1,384
3.500%, 12/01/2022 (C)	770	788
National Oilwell Varco
3.600%, 12/01/2029	3,326	3,244
2.600%, 12/01/2022	2,345	2,370
Noble Energy
5.250%, 11/15/2043	150	163
5.050%, 11/15/2044	1,150	1,224
4.950%, 08/15/2047	1,493	1,591
4.200%, 10/15/2049	516	499
3.850%, 01/15/2028	680	706
3.250%, 10/15/2029	1,105	1,094
Occidental Petroleum
7.875%, 09/15/2031	150	200
7.500%, 05/01/2031	589	768
6.950%, 07/01/2024	3,107	3,627
6.450%, 09/15/2036	728	885
5.550%, 03/15/2026	2,250	2,550
4.850%, 03/15/2021	604	623
4.625%, 06/15/2045	400	406
4.500%, 07/15/2044	1,000	998
4.400%, 04/15/2046	200	198
4.200%, 03/15/2048	390	379
4.100%, 02/15/2047	1,040	991
3.500%, 08/15/2029	900	909
3.400%, 04/15/2026	100	102
3.200%, 08/15/2026	2,215	2,228
3.125%, 02/15/2022	810	822
3.000%, 02/15/2027	510	508
2.900%, 08/15/2024	2,105	2,115
2.700%, 08/15/2022	700	706
2.700%, 02/15/2023	150	151
2.600%, 08/13/2021	500	502
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,461
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,434
6.250%, 03/17/2024	1,930	2,137
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,890	5,284
Petroleos Mexicanos
7.690%, 01/23/2050 (C)	4,045	4,337

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.625%, 06/15/2035	$2,202	$2,208
6.500%, 03/13/2027	2,061	2,151
6.500%, 01/23/2029	1,094	1,121
6.350%, 02/12/2048	3,530	3,317
5.625%, 01/23/2046	1,650	1,458
4.875%, 01/18/2024	81	84
2.460%, 12/15/2025	2,035	2,011
2.378%, 04/15/2025	957	967
Petroleos Mexicanos MTN
6.875%, 08/04/2026	2,525	2,727
6.750%, 09/21/2047	6,305	6,201
Plains All American Pipeline
4.900%, 02/15/2045	1,259	1,218
4.650%, 10/15/2025	2,300	2,444
3.550%, 12/15/2029	2,034	1,961
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,318
4.950%, 07/15/2029 (C)	3,655	3,522
Ruby Pipeline
6.500%, 04/01/2022 (C)	2,205	2,282
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	3,960	4,410
5.625%, 03/01/2025	1,500	1,676
5.000%, 03/15/2027	475	520
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	1,770	1,794
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	1,349	1,371
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	706
3.900%, 05/17/2028 (C)	857	905
Schlumberger Investment
3.650%, 12/01/2023	100	105
3.300%, 09/14/2021 (C)	317	323
Shell International Finance BV
6.375%, 12/15/2038	660	958
4.550%, 08/12/2043	490	597
4.375%, 03/25/2020	260	262
4.375%, 05/11/2045	990	1,193
4.125%, 05/11/2035	2,605	3,030
4.000%, 05/10/2046	170	196
3.750%, 09/12/2046	100	111
3.125%, 11/07/2049	636	636
2.000%, 11/07/2024	3,174	3,160
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,096
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,071
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	330	348
5.350%, 05/15/2045	90	93
5.300%, 04/01/2044	1,238	1,279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TC PipeLines
3.900%, 05/25/2027	$3,500	$3,640
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	3,054
Total Capital International
2.829%, 01/10/2030	1,480	1,523
2.434%, 01/10/2025	1,450	1,465
TransCanada PipeLines
4.625%, 03/01/2034	2,820	3,187
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,764
Western Midstream Operating
5.500%, 08/15/2048	701	596
Williams
8.750%, 03/15/2032	1,284	1,793
7.875%, 09/01/2021	1,324	1,447
7.750%, 06/15/2031	339	442
7.500%, 01/15/2031	9	12
5.250%, 03/15/2020	580	585
5.100%, 09/15/2045	100	107
3.900%, 01/15/2025	1,985	2,069
3.600%, 03/15/2022	124	127

		247,236

Financials — 7.8%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	340	341
Aegon
1.668%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%, 10/15/2168	2,180	1,757
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,000	1,009
American Express
3.700%, 08/03/2023	1,305	1,372
2.500%, 08/01/2022	3,890	3,932
2.500%, 07/30/2024	3,000	3,027
American Express Credit MTN
2.375%, 05/26/2020	985	987
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,784
4.750%, 04/01/2048	195	233
4.500%, 07/16/2044	568	648
4.250%, 03/15/2029	673	746
4.200%, 04/01/2028	1,033	1,139
3.900%, 04/01/2026	1,300	1,397
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,595	1,833
4.400%, 05/27/2026 (C)	1,015	1,089
Athene Global Funding
3.000%, 07/01/2022 (C)	1,475	1,499

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 11/12/2026 (C)	$3,705	$3,699
Athene Holding
4.125%, 01/12/2028	1,540	1,588
AXA Equitable Holdings
3.900%, 04/20/2023	1,400	1,466
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,409
Banco Santander
4.379%, 04/12/2028	1,000	1,096
3.848%, 04/12/2023	1,200	1,252
3.800%, 02/23/2028	200	210
3.306%, 06/27/2029	1,000	1,031
3.121%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	402
2.706%, 06/27/2024	1,800	1,818
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	5,974	6,263
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	3,357	3,504
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	4,334	4,426
Bank of America MTN
5.000%, 01/21/2044	1,900	2,479
4.450%, 03/03/2026	5,035	5,528
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,875	2,257
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	3,875	4,312
4.200%, 08/26/2024	3,720	3,986
4.100%, 07/24/2023	305	325
4.000%, 04/01/2024	2,110	2,258
4.000%, 01/22/2025	2,815	2,996
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	1,937
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,291
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	710	753
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	2,110	2,226
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,362
3.500%, 04/19/2026	1,210	1,284
3.300%, 01/11/2023	3,643	3,768
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,208
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	167
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	2,162	2,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	$4,267	$4,397
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	480	483
2.625%, 04/19/2021	70	71
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	7,950	7,976
Bank of Montreal MTN
2.550%, 11/06/2022	200	203
Bank of New York Mellon
3.550%, 09/23/2021	144	148
3.400%, 05/15/2024	3,235	3,415
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	160
3.250%, 09/11/2024	270	283
2.100%, 10/24/2024	1,940	1,940
Bank of Nova Scotia
3.125%, 04/20/2021	1,740	1,770
2.000%, 11/15/2022	2,680	2,676
Banque Federative du Credit Mutuel
2.375%, 11/21/2024 (C)	1,596	1,593
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,070	1,199
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,285	1,348
BB&T MTN
3.875%, 03/19/2029	1,535	1,674
2.500%, 08/01/2024	4,068	4,105
2.200%, 03/16/2023	5,475	5,492
BBVA USA
3.875%, 04/10/2025	910	958
Berkshire Hathaway
3.750%, 08/15/2021	488	504
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,497
4.200%, 08/15/2048	129	152
BFCM
2.200%, 07/20/2020 (C)	450	451
BGC Partners
3.750%, 10/01/2024 (C)	1,905	1,879
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,437
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	2,850	3,079
4.400%, 08/14/2028 (C)	1,904	2,116
3.375%, 01/09/2025 (C)	420	434
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	4,049	4,069
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	380	405

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE
5.150%, 07/21/2024 (C)	$1,550	$1,701
2.700%, 10/01/2029 (C)	2,718	2,705
Branch Banking & Trust
3.800%, 10/30/2026	250	269
Brighthouse Financial
4.700%, 06/22/2047	40	36
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,636
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	1,025	1,091
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,623
Charles Schwab
3.250%, 05/22/2029	2,858	3,010
Chubb INA Holdings
3.350%, 05/03/2026	420	449
2.300%, 11/03/2020	310	311
Citadel
4.875%, 01/15/2027 (C)	1,240	1,295
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	3,920	3,962
2.499%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,760
Citigroup
8.125%, 07/15/2039	3,928	6,507
5.500%, 09/13/2025	1,370	1,566
5.300%, 05/06/2044	255	323
4.750%, 05/18/2046	150	179
4.650%, 07/30/2045	1,140	1,395
4.650%, 07/23/2048	1,980	2,458
4.600%, 03/09/2026	2,785	3,065
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	1,380	1,519
4.400%, 06/10/2025	2,040	2,204
4.300%, 11/20/2026	590	643
4.125%, 07/25/2028	260	283
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,263	1,376
3.875%, 10/25/2023	1,491	1,583
3.700%, 01/12/2026	625	667
3.500%, 05/15/2023	930	968
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	3,600	3,732
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	5,780	5,885
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,864	1,884
2.900%, 12/08/2021	2,075	2,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	$2,222	$2,227
CME Group
3.000%, 09/15/2022	400	411
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (C)	563	562
3.610%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.050%, 09/12/2034 (C)	1,409	1,417
Cooperatieve Rabobank UA
5.250%, 08/04/2045	380	484
4.625%, 12/01/2023	2,060	2,224
4.375%, 08/04/2025	1,580	1,717
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	340	341
3.875%, 02/08/2022	300	312
2.250%, 01/14/2020	250	250
Credit Agricole
2.375%, 01/22/2025 (C)	2,596	2,588
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,366
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	740	791
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	2,065	2,062
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,090	1,367
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,438
Danske Bank
5.375%, 01/12/2024 (C)	940	1,032
5.000%, 01/12/2022 (C)	1,070	1,123
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	4,643	4,682
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	4,146	4,175
Discover Bank
4.650%, 09/13/2028	710	797
4.200%, 08/08/2023	1,000	1,065
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,469
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,967
Fifth Third Bancorp
3.650%, 01/25/2024	1,175	1,237
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,896
First Union Capital II
7.950%, 11/15/2029	925	1,261

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GLP Capital
4.375%, 04/15/2021	$885	$902
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	523
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,241
6.250%, 02/01/2041	1,290	1,809
5.750%, 01/24/2022	3,125	3,355
5.250%, 07/27/2021	4,860	5,107
5.150%, 05/22/2045	1,870	2,300
4.750%, 10/21/2045	780	950
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	475	541
4.250%, 10/21/2025	1,090	1,177
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	551
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	107
3.750%, 05/22/2025	500	529
3.750%, 02/25/2026	1,445	1,533
3.625%, 01/22/2023	508	530
3.500%, 11/16/2026	2,420	2,526
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	6,155	6,368
3.200%, 02/23/2023	670	689
3.080%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	222
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	227
2.625%, 04/25/2021	3,500	3,525
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	2,854
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,077
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	1,810	1,809
HSBC Bank PLC
7.650%, 05/01/2025	796	962
4.750%, 01/19/2021 (C)	250	257
4.125%, 08/12/2020 (C)	261	265
HSBC Bank USA
7.000%, 01/15/2039	510	747
4.875%, 08/24/2020	1,000	1,020
HSBC Holdings
5.100%, 04/05/2021	170	177
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	6,685	7,408
4.300%, 03/08/2026	5,405	5,877
4.250%, 03/14/2024	1,190	1,260
4.250%, 08/18/2025	1,290	1,370
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	1,420	1,510

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/30/2022	$390	$407
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	2,601	2,781
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,075	1,125
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	1,872	1,957
3.400%, 03/08/2021	360	366
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	2,406	2,398
ING Bank
5.800%, 09/25/2023 (C)	3,340	3,702
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	496
3.125%, 07/14/2022 (C)	1,420	1,429
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,860	1,985
5.017%, 06/26/2024 (C)	3,370	3,506
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,526
6.400%, 05/15/2038	385	554
4.950%, 06/01/2045	300	379
4.500%, 01/24/2022	700	735
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	1,790	2,028
4.350%, 08/15/2021	340	353
4.250%, 10/01/2027	2,590	2,859
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	1,042
4.125%, 12/15/2026	3,220	3,522
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,050	1,201
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,931	7,374
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	883	968
3.900%, 07/15/2025	2,200	2,363
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,243	1,404
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	1,008	1,109
3.875%, 09/10/2024	1,180	1,254
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,348	2,470
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	338	364
3.625%, 05/13/2024	1,490	1,578
3.625%, 12/01/2027	1,560	1,647
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	676	704
3.250%, 09/23/2022	220	227
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	390	403

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.972%, 01/15/2023	$165	$168
2.950%, 10/01/2026	1,243	1,282
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	4,116	4,107
2.700%, 05/18/2023	2,625	2,671
2.460%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	2,500	2,338
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	5,688	5,676
KeyCorp MTN
2.550%, 10/01/2029	2,575	2,519
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	148
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,197
Lehman Brothers Holdings
6.500%, 12/31/2049 (D)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/28/2017 (D)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840%, 11/29/2049 (D)	20,630	–
Liberty Mutual Group
4.569%, 02/01/2029 (C)	1,877	2,114
3.951%, 10/15/2050 (C)	150	153
Lincoln National
3.050%, 01/15/2030	2,246	2,259
Lloyds Bank
3.500%, 05/14/2025	825	871
2.700%, 08/17/2020	200	201
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	201
Lloyds Banking Group
4.375%, 03/22/2028	1,180	1,294
3.100%, 07/06/2021	2,610	2,650
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	4,560	4,610
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	3,000	3,030
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	266
2.250%, 07/01/2022 (C)	2,640	2,664
Mercury General
4.400%, 03/15/2027	1,080	1,138
MetLife
6.400%, 12/15/2036	1,400	1,715
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,075
2.400%, 01/08/2021 (C)	2,190	2,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	$1,470	$1,524
Mizuho Financial Group
3.153%, VAR ICE LIBOR USD 3 Month+1.130%, 07/16/2030	1,071	1,095
2.721%, VAR ICE LIBOR USD 3 Month+0.840%, 07/16/2023	1,776	1,794
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	634	738
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,893
Morgan Stanley MTN
5.500%, 07/24/2020	140	143
5.500%, 07/28/2021	200	211
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	725	818
4.350%, 09/08/2026	235	257
4.100%, 05/22/2023	360	380
4.000%, 07/23/2025	580	627
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	310	342
3.875%, 04/29/2024	5,575	5,923
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	600	645
3.750%, 02/25/2023	1,239	1,297
3.125%, 07/27/2026	525	544
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,110
2.625%, 11/17/2021	4,874	4,927
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	3,490	3,687
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	156
3.900%, 11/30/2049 (C)	1,570	1,607
Nationwide Mutual Insurance
4.409%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,397
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,223
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,140
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,792
Northern Trust
2.375%, 08/02/2022	300	303
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,602
Park Aerospace Holdings
5.250%, 08/15/2022 (C)	500	531
4.500%, 03/15/2023 (C)	3,630	3,801

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
3.800%, 07/25/2023	$3,500	$3,682
Prudential Financial MTN
4.350%, 02/25/2050	1,160	1,344
3.700%, 03/13/2051	424	441
Raymond James Financial
4.950%, 07/15/2046	1,525	1,817
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	250	250
Royal Bank of Canada
2.313%, 06/29/2085	860	667
1.875%, 02/05/2020	3,200	3,199
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	773
2.250%, 11/01/2024	2,953	2,946
2.150%, 10/26/2020	660	662
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,808
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	867
3.875%, 09/12/2023	1,340	1,394
Santander Holdings USA
4.450%, 12/03/2021	2,480	2,574
Santander UK
2.375%, 03/16/2020	390	390
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	255
2.875%, 08/05/2021	6,100	6,157
Societe Generale
2.625%, 10/16/2024 (C)	1,575	1,565
1.989%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	616
Standard Chartered
5.700%, 03/26/2044 (C)	427	532
5.200%, 01/26/2024 (C)	410	441
State Street
3.300%, 12/16/2024	310	327
2.354%, VAR United States Secured Overnight Financing Rate+0.940%, 11/01/2025	2,424	2,431
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	3,491	3,568
2.696%, 07/16/2024	3,347	3,384
SunTrust Bank
4.050%, 11/03/2025	1,000	1,097
Synchrony Financial
2.850%, 07/25/2022	810	818
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	220
4.900%, 09/15/2044 (C)	600	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	$930	$949
1.900%, 12/01/2022	1,690	1,684
Travelers
4.600%, 08/01/2043	50	62
Trust F
6.390%, 01/15/2050 (C)	957	1,018
UBS MTN
4.500%, 06/26/2048 (C)	200	255
UBS Group
3.126%, VAR ICE LIBOR USD 3 Month+1.468%, 08/13/2030 (C)	2,377	2,413
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,250	2,460
4.125%, 09/24/2025 (C)	1,010	1,095
3.491%, 05/23/2023 (C)	1,710	1,757
US Bancorp
2.400%, 07/30/2024	4,695	4,758
US Bancorp MTN
3.600%, 09/11/2024	160	170
2.950%, 07/15/2022	497	509
US Bank
3.150%, 04/26/2021	750	762
Validus Holdings
8.875%, 01/26/2040	1,460	2,423
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2168	4,442	4,503
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	875
3.750%, 09/17/2024 (C)	1,370	1,444
Wells Fargo
5.606%, 01/15/2044	700	922
5.375%, 11/02/2043	220	285
4.480%, 01/16/2024	392	424
3.069%, 01/24/2023	1,340	1,365
3.000%, 04/22/2026	2,075	2,136
3.000%, 10/23/2026	1,640	1,686
2.100%, 07/26/2021	5,215	5,226
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,627
4.750%, 12/07/2046	3,745	4,576
4.650%, 11/04/2044	560	670
4.600%, 04/01/2021	500	516
4.400%, 06/14/2046	220	254
4.300%, 07/22/2027	2,790	3,060
4.150%, 01/24/2029	2,715	3,024
3.750%, 01/24/2024	360	380
3.500%, 03/08/2022	250	258
3.450%, 02/13/2023	685	709
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	3,793

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	$580	$582
2.625%, 07/22/2022	2,230	2,257
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	3,120	3,114
Wells Fargo Bank
3.625%, 10/22/2021	3,130	3,224
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	6,610	6,603
Wells Fargo Capital X
5.950%, 12/15/2036	520	649
Westpac Banking
4.110%, VAR USD ICE Swap 11:00 NY 5 Yr+2.000%, 07/24/2034	811	840
2.600%, 11/23/2020	780	785

		592,374

Health Care — 3.1%
Abbott Laboratories
4.900%, 11/30/2046	2,619	3,478
4.750%, 11/30/2036	440	548
3.750%, 11/30/2026	1,407	1,543
3.400%, 11/30/2023	4,723	4,945
AbbVie
4.875%, 11/14/2048	1,100	1,257
4.500%, 05/14/2035	845	936
4.450%, 05/14/2046	34	37
4.400%, 11/06/2042	2,350	2,536
4.250%, 11/14/2028	1,130	1,245
4.250%, 11/21/2049 (C)	11,240	11,812
4.050%, 11/21/2039 (C)	413	431
3.600%, 05/14/2025	1,605	1,683
3.200%, 11/21/2029 (C)	4,143	4,204
2.950%, 11/21/2026 (C)	1,632	1,647
2.900%, 11/06/2022	350	356
2.600%, 11/21/2024 (C)	7,845	7,887
2.500%, 05/14/2020	2,561	2,565
2.300%, 11/21/2022 (C)	8,673	8,688
Allergan Finance LLC
3.250%, 10/01/2022	112	114
Allergan Funding SCS
3.850%, 06/15/2024	1,000	1,050
3.800%, 03/15/2025	3,700	3,883
3.450%, 03/15/2022	470	480
Allergan Sales LLC
5.000%, 12/15/2021 (C)	2,423	2,536
Amgen
5.150%, 11/15/2041	630	767
4.663%, 06/15/2051	389	460
4.400%, 05/01/2045	2,440	2,759
3.625%, 05/22/2024	220	233
2.600%, 08/19/2026	2,000	2,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.125%, 05/01/2020	$160	$160
Anthem
4.650%, 01/15/2043	2,250	2,548
4.625%, 05/15/2042	219	245
3.700%, 08/15/2021	290	296
3.700%, 09/15/2049	1,000	990
3.650%, 12/01/2027	330	348
3.500%, 08/15/2024	1,950	2,041
3.350%, 12/01/2024	1,190	1,241
3.300%, 01/15/2023	133	138
3.125%, 05/15/2022	740	757
2.950%, 12/01/2022	560	573
AstraZeneca
3.500%, 08/17/2023	1,735	1,813
Baxalta
3.600%, 06/23/2022	870	893
Becton Dickinson
4.685%, 12/15/2044	1,303	1,538
3.734%, 12/15/2024	3,416	3,617
3.700%, 06/06/2027	737	789
3.363%, 06/06/2024	1,926	2,004
3.250%, 11/12/2020	1,600	1,617
2.675%, 12/15/2019	528	528
2.404%, 06/05/2020	2,243	2,247
Biogen
3.625%, 09/15/2022	815	848
Boston Scientific
4.700%, 03/01/2049	1,011	1,239
4.000%, 03/01/2029	1,400	1,559
3.750%, 03/01/2026	1,102	1,187
Bristol-Myers Squibb
5.000%, 08/15/2045 (C)	3,130	4,018
4.350%, 11/15/2047 (C)	327	386
4.250%, 10/26/2049 (C)	1,210	1,437
4.125%, 06/15/2039 (C)	169	195
3.875%, 08/15/2025 (C)	1,030	1,112
3.625%, 05/15/2024 (C)	166	176
3.550%, 08/15/2022 (C)	550	573
3.400%, 07/26/2029 (C)	2,303	2,471
3.200%, 06/15/2026 (C)	2,563	2,694
2.900%, 07/26/2024 (C)	4,149	4,279
2.875%, 02/19/2021 (C)	659	666
2.600%, 05/16/2022 (C)	3,746	3,810
2.250%, 08/15/2021 (C)	660	663
Celgene
3.900%, 02/20/2028	1,484	1,625
2.750%, 02/15/2023	2,377	2,424
Cigna
4.900%, 12/15/2048	3,043	3,605
4.800%, 08/15/2038	147	170
4.375%, 10/15/2028	3,718	4,124
4.125%, 11/15/2025	450	486

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2023	$3,429	$3,585
3.400%, 09/17/2021	2,095	2,141
3.400%, 03/01/2027 (C)	1,589	1,650
3.250%, 04/15/2025 (C)	1,000	1,029
3.200%, 09/17/2020	750	756
3.050%, 10/15/2027 (C)	2,510	2,539
CommonSpirit Health
4.350%, 11/01/2042	190	198
CVS Health
5.125%, 07/20/2045	3,375	3,987
5.050%, 03/25/2048	9,682	11,455
4.780%, 03/25/2038	1,975	2,243
4.300%, 03/25/2028	6,345	6,916
4.100%, 03/25/2025	2,032	2,182
4.000%, 12/05/2023	1,002	1,060
3.875%, 07/20/2025	929	990
3.700%, 03/09/2023	684	712
3.500%, 07/20/2022	850	878
3.375%, 08/12/2024	95	99
3.250%, 08/15/2029	1,560	1,584
3.000%, 08/15/2026	745	763
2.750%, 12/01/2022	230	234
2.625%, 08/15/2024	2,764	2,786
Danaher
3.350%, 09/15/2025	1,316	1,388
DH Europe Finance II Sarl
3.400%, 11/15/2049	1,045	1,076
2.600%, 11/15/2029	701	704
2.200%, 11/15/2024	1,786	1,783
2.050%, 11/15/2022	1,043	1,043
Edwards Lifesciences
4.300%, 06/15/2028	681	767
Gilead Sciences
4.750%, 03/01/2046	540	652
3.700%, 04/01/2024	1,540	1,631
3.650%, 03/01/2026	1,568	1,686
2.550%, 09/01/2020	210	211
GlaxoSmithKline Capital
2.850%, 05/08/2022	50	51
HCA
5.250%, 04/15/2025	750	835
5.250%, 06/15/2049	2,905	3,269
5.125%, 06/15/2039	1,240	1,371
5.000%, 03/15/2024	1,600	1,738
Humana
4.950%, 10/01/2044	200	234
4.800%, 03/15/2047	50	59
3.950%, 03/15/2027	860	924
3.950%, 08/15/2049	1,510	1,581
3.850%, 10/01/2024	2,530	2,692
2.900%, 12/15/2022	3,405	3,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson & Johnson
3.700%, 03/01/2046	$970	$1,104
Medtronic
4.625%, 03/15/2045	123	158
Merck
4.000%, 03/07/2049	428	510
3.700%, 02/10/2045	479	539
3.400%, 03/07/2029	1,191	1,294
Mylan
3.950%, 06/15/2026	1,115	1,160
Pfizer
4.100%, 09/15/2038	379	442
4.000%, 12/15/2036	1,050	1,218
3.000%, 12/15/2026	346	366
2.800%, 03/11/2022	662	676
Takeda Pharmaceutical
4.400%, 11/26/2023 (C)	2,945	3,165
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	180
UnitedHealth Group
6.625%, 11/15/2037	200	291
5.800%, 03/15/2036	560	754
4.625%, 07/15/2035	940	1,150
3.875%, 10/15/2020	870	881
3.875%, 12/15/2028	250	277
3.875%, 08/15/2059	1,315	1,415
3.700%, 12/15/2025	745	805
3.700%, 08/15/2049	638	685
3.500%, 08/15/2039	1,082	1,147
3.375%, 11/15/2021	400	409
2.875%, 12/15/2021	450	458
2.875%, 03/15/2023	150	153
2.875%, 08/15/2029	1,869	1,924
2.700%, 07/15/2020	680	683
2.375%, 08/15/2024	1,872	1,890
Wyeth LLC
6.450%, 02/01/2024	365	430
5.950%, 04/01/2037	320	444
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	2,107
2.700%, 04/01/2020	70	70

		235,973

Industrials — 2.3%
3M
2.375%, 08/26/2029	2,320	2,292
ABB Finance USA
4.375%, 05/08/2042	180	220
AerCap Ireland Capital DAC
5.000%, 10/01/2021	2,025	2,123
4.500%, 05/15/2021	3,340	3,450

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
3.500%, 01/15/2022	$1,000	$1,025
2.125%, 01/15/2020	850	850
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	36	37
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	105	109
American Airlines, Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	1,190	1,231
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,564
Boeing
7.250%, 06/15/2025	107	134
4.875%, 02/15/2020	2,440	2,453
3.900%, 05/01/2049	903	1,003
3.750%, 02/01/2050	626	677
3.500%, 03/01/2039	717	749
3.250%, 02/01/2035	1,480	1,544
3.200%, 03/01/2029	720	757
3.100%, 05/01/2026	2,096	2,182
2.950%, 02/01/2030	1,171	1,207
2.800%, 03/01/2027	280	286
2.700%, 05/01/2022	1,459	1,484
2.700%, 02/01/2027	3,504	3,563
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	296
4.900%, 04/01/2044	379	475
4.550%, 09/01/2044	1,220	1,476
4.100%, 06/01/2021	449	461
3.550%, 02/15/2050	1,088	1,161
3.050%, 09/01/2022	300	308
Canadian Pacific Railway
6.125%, 09/15/2115	34	50
Caterpillar
4.300%, 05/15/2044	50	60
3.250%, 09/19/2049	1,279	1,307
2.600%, 09/19/2029	1,146	1,160
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,941
2.150%, 11/08/2024	1,731	1,732
Cintas No. 2
3.700%, 04/01/2027	590	640
2.900%, 04/01/2022	610	622
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	56	56
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	406	416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	$19	$20
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,129	5,416
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	68	69
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	52	56
Crowley Conro LLC
4.181%, 08/15/2043	904	1,025
CSX
4.750%, 11/15/2048	479	589
4.300%, 03/01/2048	89	103
3.350%, 09/15/2049	1,371	1,351
2.400%, 02/15/2030	809	791
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	742	809
Eaton
7.625%, 04/01/2024	325	378
4.150%, 11/02/2042	530	601
4.000%, 11/02/2032	99	113
2.750%, 11/02/2022	1,575	1,606
Equifax
3.950%, 06/15/2023	3,015	3,166
FedEx
4.050%, 02/15/2048	1,405	1,376
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,868	17,080
2.342%, 11/15/2020	16,754	16,737
General Electric
4.125%, 10/09/2042	91	96
2.700%, 10/09/2022	330	333
2.100%, 12/11/2019	356	356
General Electric MTN
6.875%, 01/10/2039	1,546	2,080
6.750%, 03/15/2032	190	246
6.150%, 08/07/2037	537	670
5.875%, 01/14/2038	1,304	1,598
5.550%, 05/04/2020	2,269	2,300
5.500%, 01/08/2020	288	289
5.300%, 02/11/2021	230	238
4.650%, 10/17/2021	140	146
4.625%, 01/07/2021	3,479	3,571
4.375%, 09/16/2020	60	61
3.100%, 01/09/2023	241	247
2.390%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,320

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Honeywell International
2.300%, 08/15/2024	$2,485	$2,515
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,131
4.750%, 02/15/2025 (C)	1,000	1,091
4.750%, 08/01/2028	1,000	1,113
4.125%, 08/01/2023	228	241
ILFC E-Capital Trust II
4.020%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	936
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	133
International Lease Finance
8.625%, 01/15/2022	650	733
John Deere Capital
1.700%, 01/15/2020	340	340
L3Harris Technologies
5.054%, 04/27/2045	480	602
4.950%, 02/15/2021 (C)	537	551
4.854%, 04/27/2035	210	249
Lockheed Martin
4.090%, 09/15/2052	559	658
4.070%, 12/15/2042	703	811
3.550%, 01/15/2026	1,440	1,547
3.100%, 01/15/2023	110	113
Northrop Grumman
4.030%, 10/15/2047	535	600
3.250%, 08/01/2023	5,008	5,209
3.250%, 01/15/2028	724	755
2.930%, 01/15/2025	2,117	2,175
2.550%, 10/15/2022	3,317	3,364
Parker-Hannifin
2.700%, 06/14/2024	830	840
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	238
Raytheon
3.125%, 10/15/2020	720	728
Republic Services
4.750%, 05/15/2023	215	232
3.950%, 05/15/2028	1,255	1,388
2.500%, 08/15/2024	1,895	1,913
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,320	1,347
Union Pacific
4.300%, 03/01/2049	180	209
3.950%, 09/10/2028	4,055	4,486
3.839%, 03/20/2060 (C)	1,460	1,487
3.750%, 07/15/2025	530	570
3.150%, 03/01/2024	552	575
2.950%, 03/01/2022	1,218	1,245
United Parcel Service
2.350%, 05/16/2022	235	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
5.400%, 05/01/2035	$640	$829
4.625%, 11/16/2048	980	1,227
4.450%, 11/16/2038	900	1,073
4.125%, 11/16/2028	1,303	1,466
3.950%, 08/16/2025	3,864	4,201
3.650%, 08/16/2023	3,737	3,939
3.100%, 06/01/2022	1,258	1,292
2.800%, 05/04/2024	927	951
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	29	33
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,278	3,530
Waste Management
4.150%, 07/15/2049	440	510
4.000%, 07/15/2039	160	182
3.900%, 03/01/2035	39	43
3.500%, 05/15/2024	845	891
3.450%, 06/15/2029	230	247
3.200%, 06/15/2026	1,205	1,267

		170,982

Information Technology — 1.3%
Apple
4.650%, 02/23/2046	2,460	3,098
4.375%, 05/13/2045	820	992
4.250%, 02/09/2047	603	718
3.450%, 05/06/2024	350	372
3.450%, 02/09/2045	156	165
3.200%, 05/13/2025	407	429
3.200%, 05/11/2027	2,523	2,677
2.950%, 09/11/2049	1,360	1,324
2.450%, 08/04/2026	2,560	2,600
2.400%, 05/03/2023	95	96
2.200%, 09/11/2029	3,348	3,304
2.150%, 02/09/2022	90	91
2.050%, 09/11/2026	2,207	2,182
2.000%, 11/13/2020	710	711
1.800%, 09/11/2024	1,839	1,824
Avnet
4.875%, 12/01/2022	1,570	1,666
Broadcom
4.750%, 04/15/2029 (C)	481	514
4.250%, 04/15/2026 (C)	2,580	2,703
3.875%, 01/15/2027	3,062	3,126
3.125%, 04/15/2021 (C)	2,045	2,067
3.125%, 10/15/2022 (C)	1,000	1,017
3.125%, 01/15/2025	600	601
3.000%, 01/15/2022	4,015	4,061

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Corning
5.450%, 11/15/2079	$1,685	$1,846
Dell International LLC
8.350%, 07/15/2046 (C)	1,385	1,858
4.420%, 06/15/2021 (C)	3,380	3,481
Fiserv
4.400%, 07/01/2049	626	698
4.200%, 10/01/2028	116	128
3.500%, 07/01/2029	1,232	1,294
3.200%, 07/01/2026	1,182	1,224
Global Payments
4.150%, 08/15/2049	405	424
3.200%, 08/15/2029	752	764
Intel
3.734%, 12/08/2047	119	131
3.700%, 07/29/2025	875	946
3.300%, 10/01/2021	75	77
3.250%, 11/15/2049	3,111	3,159
3.100%, 07/29/2022	75	77
2.450%, 11/15/2029	2,028	2,031
International Business Machines
4.250%, 05/15/2049	676	776
4.150%, 05/15/2039	490	555
3.300%, 05/15/2026	1,072	1,128
3.000%, 05/15/2024	2,340	2,420
Lam Research
3.800%, 03/15/2025	150	160
2.750%, 03/15/2020	95	95
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,895
Mastercard
3.375%, 04/01/2024	720	764
2.950%, 06/01/2029	976	1,025
Micron Technology
4.663%, 02/15/2030	924	982
Microsoft
4.500%, 02/06/2057	814	1,055
4.250%, 02/06/2047	891	1,105
4.100%, 02/06/2037	1,350	1,596
4.000%, 02/12/2055	886	1,053
3.950%, 08/08/2056	340	399
3.750%, 02/12/2045	240	275
3.700%, 08/08/2046	955	1,092
3.500%, 02/12/2035	2,294	2,542
3.450%, 08/08/2036	50	55
3.300%, 02/06/2027	1,870	2,014
2.875%, 02/06/2024	1,470	1,526
2.700%, 02/12/2025	360	372
2.400%, 08/08/2026	2,510	2,554
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
3.875%, 06/18/2026 (C)	$1,686	$1,770
Oracle
4.000%, 11/15/2047	1,429	1,600
3.900%, 05/15/2035	3,620	4,083
3.800%, 11/15/2037	498	548
2.950%, 11/15/2024	487	506
2.950%, 05/15/2025	695	721
2.625%, 02/15/2023	911	929
QUALCOMM
2.600%, 01/30/2023	1,700	1,726
salesforce.com
3.700%, 04/11/2028	2,350	2,576
3.250%, 04/11/2023	740	769
Texas Instruments
4.150%, 05/15/2048	1,250	1,515
Visa
4.300%, 12/14/2045	810	998
3.150%, 12/14/2025	820	869
2.200%, 12/14/2020	480	482

		99,108

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,214
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	943
3.625%, 04/28/2026 (C)	2,000	2,089
Anglo American Capital
4.000%, 09/11/2027 (C)	280	291
3.625%, 09/11/2024 (C)	1,810	1,871
ArcelorMittal
6.125%, 06/01/2025	1,270	1,440
3.600%, 07/16/2024	780	794
Barrick
5.250%, 04/01/2042	740	895
3.850%, 04/01/2022	141	146
Barrick North America Finance LLC
5.750%, 05/01/2043	321	415
5.700%, 05/30/2041	1,843	2,320
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+ 5.093%, 10/19/2075 (C)	1,610	1,886
5.000%, 09/30/2043	40	52
2.875%, 02/24/2022	79	81
Celulosa Arauco y Constitucion
5.150%, 01/29/2050 (C)	895	872
4.200%, 01/29/2030 (C)	784	774
Dow Chemical
4.800%, 05/15/2049	925	1,042
4.250%, 10/01/2034	465	498
3.000%, 11/15/2022	2,880	2,945

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DowDuPont
4.493%, 11/15/2025	$3,605	$3,966
Eastman Chemical
2.700%, 01/15/2020	207	207
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,744
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	52
4.125%, 03/12/2024 (C)	180	189
4.000%, 03/27/2027 (C)	1,680	1,741
2.875%, 04/16/2020 (C)	220	221
Huntsman International LLC
5.125%, 11/15/2022	557	594
4.500%, 05/01/2029	856	905
Industrias Penoles
4.150%, 09/12/2029 (C)	1,830	1,836
International Flavors & Fragrances
5.000%, 09/26/2048	2,955	3,452
Mosaic
5.625%, 11/15/2043	460	532
4.050%, 11/15/2027	775	808
Newmont Goldcorp
3.500%, 03/15/2022	970	997
Nutrien
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	1,970
Packaging Corp of America
3.000%, 12/15/2029	1,056	1,064
Southern Copper
5.250%, 11/08/2042	4,600	5,180
3.875%, 04/23/2025	356	372
Steel Dynamics
4.125%, 09/15/2025	706	720
Suzano Austria GmbH
6.000%, 01/15/2029	2,740	3,035
Syngenta Finance
3.933%, 04/23/2021 (C)	370	377
Teck Resources
6.250%, 07/15/2041	1,739	1,958
Vale Overseas
6.875%, 11/21/2036	1,595	2,000
6.250%, 08/10/2026	2,340	2,715
WestRock RKT LLC
4.000%, 03/01/2023	330	344
WRKCo
4.900%, 03/15/2029	1,785	2,039
Yara International
4.750%, 06/01/2028 (C)	394	431

		60,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 0.8%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	$2,255	$2,344
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,526
Boston Properties
3.800%, 02/01/2024	2,000	2,119
3.400%, 06/21/2029	1,510	1,580
CubeSmart
4.375%, 02/15/2029	650	718
Equinix
3.200%, 11/18/2029	1,692	1,696
2.900%, 11/18/2026	1,840	1,838
2.625%, 11/18/2024	2,960	2,967
ERP Operating
4.625%, 12/15/2021	200	209
3.000%, 07/01/2029	1,295	1,338
GLP Capital
5.750%, 06/01/2028	1,250	1,423
5.375%, 04/15/2026	1,300	1,432
5.300%, 01/15/2029	2,473	2,731
5.250%, 06/01/2025	1,250	1,372
4.000%, 01/15/2030	2,720	2,745
HCP
3.875%, 08/15/2024	4,926	5,252
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,445
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,074
3.500%, 08/01/2026	1,010	1,053
Life Storage
3.875%, 12/15/2027	1,950	2,067
Mid-America Apartments
4.300%, 10/15/2023	706	751
4.000%, 11/15/2025	845	911
3.950%, 03/15/2029	699	768
3.750%, 06/15/2024	1,648	1,736
3.600%, 06/01/2027	468	498
Piedmont Operating Partnership
4.450%, 03/15/2024	125	133
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,030
Regency Centers
2.950%, 09/15/2029	1,498	1,507
Sabra Health Care
3.900%, 10/15/2029	1,335	1,336
Simon Property Group
2.450%, 09/13/2029	1,915	1,883
2.000%, 09/13/2024	1,410	1,402
SITE Centers
4.625%, 07/15/2022	587	612

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SL Green Realty
4.500%, 12/01/2022	$500	$526
Spirit Realty
3.400%, 01/15/2030	830	833
STORE Capital
4.625%, 03/15/2029	608	675
4.500%, 03/15/2028	2,595	2,837
UDR
3.000%, 08/15/2031	975	981
Ventas Realty
3.000%, 01/15/2030	1,500	1,490
VEREIT Operating Partnership
4.125%, 06/01/2021	1,660	1,701
Welltower
4.500%, 01/15/2024	183	198

		61,737

Utilities — 2.0%
Alabama Power
3.700%, 12/01/2047	2,745	2,967
3.450%, 10/01/2049	1,686	1,742
Alabama Power Capital Trust V
5.199%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Appalachian Power
4.450%, 06/01/2045	1,600	1,881
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	516
Black Hills
3.875%, 10/15/2049	625	636
3.050%, 10/15/2029	1,842	1,844
Boston Gas
4.487%, 02/15/2042 (C)	140	164
CenterPoint Energy
4.250%, 11/01/2028	1,002	1,089
3.600%, 11/01/2021	1,095	1,131
2.500%, 09/01/2022	138	139
2.500%, 09/01/2024	1,511	1,511
CenterPoint Energy Resources
4.500%, 01/15/2021	246	251
4.100%, 09/01/2047	945	1,013
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	320
4.750%, 02/23/2027 (C)	1,410	1,475
Commonwealth Edison
3.400%, 09/01/2021	140	143
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,467
4.450%, 03/15/2044	2,580	3,025
4.125%, 05/15/2049	184	211
3.875%, 06/15/2047	617	678

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dominion Energy
3.071%, 08/15/2024	$1,800	$1,844
2.450%, 01/15/2023 (C)	2,000	2,007
2.000%, 08/15/2021	969	968
DTE Energy
2.529%, 10/01/2024	3,315	3,316
Duke Energy
3.550%, 09/15/2021	722	738
3.150%, 08/15/2027	850	883
2.400%, 08/15/2022	1,380	1,390
1.800%, 09/01/2021	1,454	1,450
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,162
4.000%, 09/30/2042	1,512	1,702
Duke Energy Florida LLC
3.850%, 11/15/2042	720	790
3.200%, 01/15/2027	1,600	1,679
Duke Energy Indiana LLC
3.750%, 05/15/2046	330	358
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	2,109
2.800%, 05/15/2022	215	219
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,631
Edison International
5.750%, 06/15/2027	665	731
4.125%, 03/15/2028	423	427
Electricite de France
5.600%, 01/27/2040 (C)	457	570
Enel Finance International
6.000%, 10/07/2039 (C)	868	1,087
4.875%, 06/14/2029 (C)	564	639
4.750%, 05/25/2047 (C)	560	631
4.625%, 09/14/2025 (C)	4,620	5,009
3.500%, 04/06/2028 (C)	610	623
2.875%, 05/25/2022 (C)	1,044	1,055
Entergy Texas
3.450%, 12/01/2027	1,625	1,697
Evergy
5.292%, 06/15/2022	1,216	1,295
Eversource Energy
3.150%, 01/15/2025	336	348
2.900%, 10/01/2024	3,730	3,817
Exelon
5.625%, 06/15/2035	1,720	2,162
3.950%, 06/15/2025	1,395	1,499
2.850%, 06/15/2020	2,000	2,007
FirstEnergy
4.850%, 07/15/2047	614	729
4.250%, 03/15/2023	3,790	3,995
3.900%, 07/15/2027	2,552	2,730
2.850%, 07/15/2022	302	307

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy, Ser C
7.375%, 11/15/2031	$4,905	$6,873
Florida Power & Light
3.250%, 06/01/2024	455	476
ITC Holdings
4.050%, 07/01/2023	2,075	2,183
2.700%, 11/15/2022	1,397	1,414
Jersey Central Power & Light
4.300%, 01/15/2026 (C)	573	625
Kansas City Power & Light
5.300%, 10/01/2041	250	322
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,216
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,186
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,088	1,224
4.000%, 04/15/2025 (C)	1,000	1,064
3.500%, 03/15/2023 (C)	5,050	5,228
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,877
3.650%, 04/15/2029	1,330	1,460
3.500%, 10/15/2024	100	106
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,354	1,491
Mississippi Power
4.250%, 03/15/2042	1,016	1,104
3.950%, 03/30/2028	1,692	1,839
NextEra Energy Capital Holdings
3.150%, 04/01/2024	292	302
NiSource
2.950%, 09/01/2029	957	957
Nisource Finance
4.800%, 02/15/2044	853	1,003
NiSource Finance
5.800%, 02/01/2042	471	605
PECO Energy
4.150%, 10/01/2044	1,985	2,312
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,597
5.450%, 05/21/2028 (C)	1,030	1,182
4.125%, 05/15/2027 (C)	1,990	2,084
PPL Capital Funding
5.000%, 03/15/2044	876	1,030
4.700%, 06/01/2043	200	227
4.000%, 09/15/2047	241	250
3.400%, 06/01/2023	199	205
3.100%, 05/15/2026	1,395	1,421
Progress Energy
6.000%, 12/01/2039	200	264
Public Service Electric & Gas MTN
3.700%, 05/01/2028	3,090	3,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service of New Hampshire
3.500%, 11/01/2023	$960	$1,005
Sempra Energy
2.900%, 02/01/2023	1,240	1,262
Southern California Edison
6.000%, 01/15/2034	100	123
5.950%, 02/01/2038	355	449
5.550%, 01/15/2037	194	234
4.650%, 10/01/2043	330	375
4.125%, 03/01/2048	1,329	1,419
4.000%, 04/01/2047	632	665
3.700%, 08/01/2025	798	848
2.850%, 08/01/2029	701	706
Southern Gas Capital
5.875%, 03/15/2041	430	555
3.250%, 06/15/2026	1,550	1,610
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,002
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,189
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,468
3.450%, 02/15/2024	150	157
3.300%, 12/01/2049	1,551	1,571
2.950%, 01/15/2022	1,720	1,749
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	2,809
3.550%, 07/15/2024 (C)	1,790	1,806
Wisconsin Public Service
3.350%, 11/21/2021	835	857

		151,275

Total Corporate Obligations (Cost $1,980,714) ($ Thousands)		2,101,808

U.S. TREASURY OBLIGATIONS — 22.3%
U.S. Treasury Bills
1.894%, 12/26/2019 (A)	2,278	2,275
U.S. Treasury Bonds
3.125%, 02/15/2043	25,500	29,846
3.125%, 08/15/2044	2,934	3,451
3.000%, 11/15/2044	52,821	60,932
2.875%, 05/15/2049	30,310	34,698
2.750%, 08/15/2042	8,810	9,705
2.750%, 11/15/2042	4,040	4,451
2.500%, 05/15/2046	21,184	22,411
2.375%, 11/15/2049	89,352	92,745
2.250%, 08/15/2046	9,449	9,519
2.250%, 08/15/2049	88,256	89,097
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	4,197	5,040

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.000%, 02/15/2046	$3,641	$4,079
1.000%, 02/15/2048	8,715	9,824
1.000%, 02/15/2049	36,154	40,178
0.750%, 02/15/2042	2,409	2,545
0.250%, 07/15/2029	21,661	21,828
0.125%, 07/15/2024	3,109	3,107
0.125%, 10/15/2024	8,026	8,028
0.125%, 07/15/2026	6,191	6,182
U.S. Treasury Notes
3.000%, 10/31/2025	2,573	2,761
2.875%, 11/15/2021	11,530	11,802
2.875%, 11/30/2023	7,135	7,478
2.875%, 11/30/2025	525	560
2.750%, 04/30/2023	27,870	28,914
2.750%, 05/31/2023	34,113	35,422
2.750%, 07/31/2023	15,288	15,899
2.750%, 08/31/2023	25,532	26,576
2.750%, 08/31/2025	38,221	40,434
2.625%, 11/15/2020	1,299	1,310
2.625%, 05/15/2021	156,930	159,039
2.625%, 06/15/2021	2,887	2,928
2.625%, 07/15/2021	2,822	2,864
2.625%, 02/28/2023	9,975	10,293
2.625%, 01/31/2026	8,738	9,206
2.625%, 02/15/2029	6,170	6,614
2.500%, 06/30/2020	1,680	1,688
2.500%, 01/31/2021	15,470	15,611
2.500%, 01/15/2022	11,712	11,924
2.500%, 02/15/2022	100	102
2.375%, 02/29/2024	1,704	1,756
2.375%, 04/30/2026	14,130	14,693
2.250%, 03/31/2021	3,240	3,264
2.250%, 04/30/2021	3,450	3,477
2.250%, 04/15/2022	2,598	2,636
2.250%, 04/30/2024	170	174
2.250%, 11/15/2024	8,068	8,300
2.250%, 11/15/2025	845	871
2.125%, 05/31/2021	6,740	6,785
2.125%, 05/15/2022	730	739
2.125%, 03/31/2024	6,960	7,103
2.000%, 10/31/2022	4,190	4,237
2.000%, 11/30/2022	13,900	14,059
1.875%, 01/31/2022	5,320	5,347
1.750%, 07/31/2021	1,400	1,402
1.750%, 07/15/2022	10,205	10,241
1.750%, 11/15/2029	41,690	41,581
1.625%, 11/15/2022	21,348	21,361
1.625%, 02/15/2026	22,078	21,968
1.625%, 05/15/2026	9,686	9,634
1.625%, 09/30/2026	907	901
1.625%, 10/31/2026	27,296	27,107
1.625%, 08/15/2029	78,073	76,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 09/30/2021	$45,030	$44,916
1.500%, 10/31/2021	103,885	103,637
1.500%, 11/30/2021	12,032	12,008
1.500%, 09/30/2024	78,325	77,842
1.500%, 10/31/2024	170,581	169,515
1.500%, 11/30/2024	69,540	69,143
1.375%, 08/31/2020	13,730	13,699
1.375%, 05/31/2021	2,655	2,643
1.375%, 10/15/2022	51,842	51,502
1.250%, 03/31/2021	10,862	10,799

Total U.S. Treasury Obligations (Cost $1,675,489) ($ Thousands)		1,691,620

ASSET-BACKED SECURITIES — 8.3%

Automotive — 1.2%
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	1,440	1,440
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	610	622
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (C)	2,776	2,886
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	5,431	5,411
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,437
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,748	1,770
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	2,675	2,689
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	1,881	1,881
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 02/15/2022 (C)	1,913	1,939
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	4,765	4,804
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	4,839	5,038
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	2,050	2,136

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2019-C, Cl A4
1.930%, 04/15/2025	$1,289	$1,289
Ford Credit Auto Owner Trust, Ser 2019-REV1, Cl A
3.520%, 07/15/2030 (C)	2,306	2,417
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,020
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	53	53
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,926
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,647	1,652
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	2,176	2,194
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	3,843	3,866
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	1,668	1,709
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	5,766	5,921
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	2,735	2,816
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	2,659	2,752
Hertz Vehicle Financing II, Ser 2019-3A, Cl A
2.670%, 12/26/2025 (C)	6,606	6,613
Hertz Vehicle Financing LLC, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,951	1,990
Hertz Vehicle Financing LLC, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	1,818	1,914
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	1,160	1,158
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	2,295	2,296
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (C)	595	599
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	9,550	9,536
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	1,985	2,023

		89,797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.2%

Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/2028	$1,535	$1,516
CARDS II Trust, Ser 2019-1A, Cl A
2.155%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	1,550	1,550
Discover Card Execution Note Trust, Ser 2019-A3, Cl A
1.890%, 10/15/2024	2,026	2,028
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl A
3.460%, 07/15/2025	976	999
World Financial Network Credit Card Master Trust, Ser 2019-A, Cl A
3.140%, 12/15/2025	653	667
World Financial Network Credit Card Master Trust, Ser 2019-C, Cl A
2.210%, 07/15/2026	3,993	4,006

		10,766

Mortgage Related Securities — 0.4%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	27	27
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
2.709%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	7,132
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
1.968%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	414	415
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.702%, 01/25/2034	112	114
Centex Home Equity, Ser 2005-A, Cl M1
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,842
Centex Home Equity, Ser 2006-A, Cl AV4
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	16	16
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	3	3
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.585%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	224	223
GSAMP Trust, Ser 2006-HE2, Cl A3
1.968%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	2,337	2,338

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
1.868%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	$829	$387
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.638%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	2,600	2,624
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	16	9
RASC Series Trust, Ser 2005-KS9, Cl M5
2.338%, VAR ICE LIBOR USD 1 Month+0.630%, 10/25/2035	8,000	7,985
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
1.878%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	724	720
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	68	66
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	4,382	4,381

		30,282

Other Asset-Backed Securities — 6.5%
AccessLex Institute, Ser 2007-A, Cl A3
2.210%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	3,847	3,768
ACIS CLO, Ser 2014-4A, Cl A
3.329%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (C)	73	73
ACIS CLO, Ser 2015-6A, Cl A1
3.499%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	792	792
Allegro CLO V, Ser 2017-1A, Cl A
3.241%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,078
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	1,045	1,059
Ammc CLO 19, Ser 2019-19A, Cl AR
3.141%, VAR ICE LIBOR USD 3 Month+1.140%, 10/16/2028 (C)	2,400	2,399
AMMC CLO XII, Ser 2017-12A, Cl AR
3.101%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	748
Apidos CLO XXI, Ser 2018-21A, Cl A1R
2.933%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,200	1,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XXII, Ser 2015-22A, Cl A1
3.466%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	$2,750	$2,749
Applebee’s Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	2,000	2,024
ARES LII CLO, Ser 2019-52A, Cl B
3.803%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	747
ARES XLVII CLO, Ser 2018-47A, Cl A1
2.921%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,029
Ascentium Equipment Receivables, Ser 2019-2A, Cl A3
2.190%, 11/10/2026 (C)	1,820	1,822
Atrium XII, Ser 2017-12A, Cl AR
2.783%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	2,040	2,035
Babson CLO, Ser 2017-IA, Cl AR
2.766%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,649
Ballyrock CLO, Ser 2018-1A, Cl A1
2.966%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	500	494
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.021%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	1,425	1,419
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.477%, 08/20/2024 (C)	4,020	4,016
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,725	1,704
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.110%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,844
Brazos Higher Education Authority, Ser 2011-1, Cl A2
2.710%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	683	684
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.940%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,532
California Street CLO IX, Ser 2019-9A, Cl AR2
3.601%, VAR ICE LIBOR USD 3 Month+1.320%, 07/16/2032 (C)	2,340	2,340
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.186%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	1,250	1,246

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.716%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	$2,642	$2,639
Catskill Park CLO, Ser 2017-1A, Cl A2
3.666%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,495
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.025%, 11/25/2034	200	209
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.025%, 11/25/2034	198	206
CIT Education Loan Trust, Ser 2007-1, Cl A
2.196%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,797	1,698
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.272%, 09/25/2036	4,387	4,487
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.260%, 03/25/2037	990	1,024
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	821	861
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	5,109	5,110
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
3.358%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,307	1,309
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	4,069	4,143
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	2,102	2,167
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	3,053
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	3	3
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.834%, 06/25/2040 (B)(C)	309	28
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.248%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	3,104	3,104
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.614%, 10/25/2046 (B)	48	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
2.038%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	$83	$78
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	36	36
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.381%, 12/25/2036	418	381
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	8,107	8,148
CVP CLO, Ser 2018-2A, Cl A
3.156%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,495
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	339	332
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.065%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	61	61
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
1.885%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,758	2,633
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
2.986%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,498
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	597	604
Dryden 75 CLO, Ser 2019-75A, Cl AR
3.201%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,260
Dryden CLO, Ser 2019-71A, Cl A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,100	3,099
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
2.901%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,114
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	698	699
Educational Funding of the South, Ser 2011-1, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,187	1,179

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	$3,992	$3,977
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	311
Ford Credit Floorplan Master Owner Trust A, Ser 2019-3, Cl A2
2.365%, VAR ICE LIBOR USD 1 Month+0.600%, 09/15/2024	3,156	3,164
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	1,353	1,363
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,286	1,287
Golub Capital Partners CLO, Ser 2019-45, Cl A
3.850%, 10/20/2031	1,500	1,500
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
3.020%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	1,188	1,187
Higher Education Funding I, Ser 2014-1, Cl A
2.960%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,354	3,351
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	3,569	3,559
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	3,898	3,873
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl 2A4
2.008%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	1,409	1,410
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
1.888%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	395	394
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.351%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	999
JFIN CLO, Ser 2017-2A, Cl A1AR
3.136%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	456	456
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,579	1,704
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,093	2,196
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.689%, 08/25/2038 (B)(C)	1,566	35
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.437%, 04/25/2040 (B)(C)	263	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
KKR CLO 16, Ser 2019-16, Cl A1R
3.216%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	$1,640	$1,639
KKR CLO 16, Ser 2019-16, Cl A2R
3.766%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	726
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.081%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	925	919
LCM XIII, Ser 2019-13A, Cl ARR
3.106%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	2,185	2,183
LCM XXI, Ser 2018-21A, Cl AR
2.846%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,948
LCM XXIV, Ser 2017-24A, Cl A
3.276%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,499
LMREC, Ser 2016-CRE2, Cl A
3.550%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	238	238
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (C)	4,500	4,450
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
4.349%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	1,000	998
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,762	1,857
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	222	237
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,570	3,941
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	2,755	2,766
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl M2
2.128%, VAR ICE LIBOR USD 1 Month+0.420%, 11/25/2035	8,510	8,487
MVW LLC, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	1,764	1,758
Myers Park CLO, Ser 2018-1A, Cl B1
3.566%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	878
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.365%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,166

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.465%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	$186	$186
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.915%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	834	860
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	765	795
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	803
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	878
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,318	3,452
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	4,100	4,246
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	4,094	4,157
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	3,368	3,449
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	7,017	7,025
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.218%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	5,522	5,452
Navient Student Loan Trust, Ser 2014-2, Cl A
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,171	4,081
Navient Student Loan Trust, Ser 2014-3, Cl A
2.328%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,377	4,293
Navient Student Loan Trust, Ser 2014-4, Cl A
2.328%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,048	2,980
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	4,532	4,456
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,296	2,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$457	$458
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.958%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (C)	2,585	2,596
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.758%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	4,000	3,987
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,202	1,187
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	2,181	2,279
Navient Student Loan Trust, Ser 2019-3A, Cl A
2.538%, VAR ICE LIBOR USD 1 Month+0.830%, 07/25/2068 (C)	8,708	8,669
Navient Student Loan Trust, Ser 2019-4A, Cl A2
2.899%, VAR ICE LIBOR USD 1 Month+0.810%, 07/25/2068 (C)	3,732	3,722
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	2,612	2,712
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.120%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,198	1,165
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.100%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,402	2,351
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.050%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	7,848	7,646
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.259%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,918	6,740
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.279%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	6,048	5,944
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.339%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	898	865
Nelnet Student Loan Trust, Ser 2007-1, Cl A4
2.020%, VAR ICE LIBOR USD 3 Month+0.110%, 08/27/2036	3,390	3,194
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	876	873

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	$1,668	$1,655
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	1,269	1,243
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.278%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	759	748
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.658%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,669
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	2,631	2,634
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.478%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,412	1,394
Nelnet Student Loan Trust, Ser 2019-4A, Cl A
2.578%, VAR ICE LIBOR USD 1 Month+0.870%, 09/26/2067 (C)	4,898	4,892
Nissan Master Owner Trust Receivables, Ser 2019-B, Cl A
2.190%, VAR ICE LIBOR USD 1 Month+0.430%, 11/15/2023	4,620	4,620
Northstars Education Finance Authority, Ser 2007-1, Cl A2
2.686%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	41	41
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	991	991
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
2.766%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	1,415	1,412
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	2,259	2,281
Park Place Securities Pass-Through Certificates, Ser 2005-WCW2, Cl M1
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	365	365
RASC Series Trust, Ser 2006-KS2, Cl M2
2.098%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	3,625	3,589
RR 3, Ser 2018-3A, Cl A1R2
3.091%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,092
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	2,620	2,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	$1,217	$1,273
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (C)	3,643	3,644
SLC Student Loan Trust, Ser 2005-2, Cl A4
2.279%, VAR ICE LIBOR USD 3 Month+0.160%, 12/15/2039	1,626	1,538
SLC Student Loan Trust, Ser 2007-1, Cl A5
2.000%, VAR ICE LIBOR USD 3 Month+0.090%, 02/15/2068	1,388	1,291
SLC Student Loan Trust, Ser 2008-1, Cl A4A
3.719%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	1,274	1,294
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	563	560
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.869%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,178	1,147
SLM Student Loan Trust, Ser 2003-4, Cl A5D
2.869%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,084	1,053
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.319%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	3,931	3,896
SLM Student Loan Trust, Ser 2005-3, Cl A6
2.090%, VAR ICE LIBOR USD 3 Month+0.150%, 04/25/2040	1,732	1,648
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	3,717	3,556
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.100%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,020
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.000%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,518	2,451
SLM Student Loan Trust, Ser 2008-2, Cl B
3.140%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,085
SLM Student Loan Trust, Ser 2008-3, Cl B
3.140%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,101
SLM Student Loan Trust, Ser 2008-4, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,136
SLM Student Loan Trust, Ser 2008-5, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,143

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.040%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	$5,382	$5,334
SLM Student Loan Trust, Ser 2008-6, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,128
SLM Student Loan Trust, Ser 2008-7, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,129
SLM Student Loan Trust, Ser 2008-8, Cl B
4.190%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,151
SLM Student Loan Trust, Ser 2008-9, Cl A
3.440%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,919	3,939
SLM Student Loan Trust, Ser 2008-9, Cl B
4.190%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,151
SLM Student Loan Trust, Ser 2010-1, Cl A
2.108%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	148	143
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	499
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.658%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,859	3,801
SLM Student Loan Trust, Ser 2012-2, Cl A
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,341	3,265
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	719	714
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.490%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,350	4,256
SLM Student Loan Trust, Ser 2018-10, Cl A7A
2.540%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	3,870	3,850
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
2.765%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	1,034	1,036
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	543	548
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	2,462	2,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.265%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	$3,456	$3,495
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	1,192	1,192
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.215%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	3,744	3,783
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
2.865%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,305	1,312
SMB Private Education Loan Trust, Ser 2017- B, Cl A2A
2.820%, 10/15/2035 (C)	1,425	1,437
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.515%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,544	2,543
SMB Private Education Loan Trust, Ser 2018- C, Cl A2A
3.630%, 11/15/2035 (C)	1,362	1,420
SMB Private Education Loan Trust, Ser 2019- A, Cl A2A
3.440%, 07/15/2036 (C)	5,292	5,441
SoFi Consumer Loan Program LLC, Ser 2017- 4, Cl A
2.500%, 05/26/2026 (C)	441	442
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (C)	364	365
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	5,281	5,309
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	1,884	1,895
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	3,279	3,287
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	907	912
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
2.658%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	142	142

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	$301	$301
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	373	374
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	290	290
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	233	234
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.208%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	200	200
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,668	3,719
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	1,038	1,052
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,293
South Carolina Student Loan, Ser 2015-A, Cl A
3.208%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	2,270	2,273
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.258%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,325
Structured Asset Investment Loan Trust, Ser BA-2188, Cl FA
2.200%, 12/25/2049	10,125	10,094
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
1.878%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	6,763	6,639
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
3.222%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	500	500
TCI-Symphony CLO, Ser 2018-1A, Cl BR
3.651%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,496
TCW CLO AMR, Ser 2019-1A, Cl A
3.350%, VAR ICE LIBOR USD 3 Month+1.440%, 02/15/2029 (C)	1,840	1,839

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	$889	$891
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)	1,184	1,189
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	6,562	6,624
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)	1,466	1,489
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	1,618	1,629
Tralee CLO V, Ser 2018-5A, Cl B
3.666%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	983
Tralee CLO VI, Ser 2019-6A, Cl AS
3.318%, VAR ICE LIBOR USD 3 Month+1.300%, 10/25/2032 (C)	1,760	1,760
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	612	636
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	610	626
Venture 32 CLO, Ser 2018-32A, Cl A2A
3.073%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)	900	892
Venture XXX CLO, Ser 2017-30A, Cl B
3.601%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	1,965
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	447	447
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	8,521	8,515
Voya CLO, Ser 2017-2A, Cl A1R
3.252%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)	2,250	2,245
Voya CLO, Ser 2017-2A, Cl A2A
3.711%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,000	997
Voya CLO, Ser 2018-3A, Cl A1A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)	1,000	997
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
1.998%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036	10,500	10,192
Whitehorse XII, Ser 2018-12A, Cl A
3.251%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)	1,180	1,173
Zais CLO 13, Ser 2019-13A, Cl A1A
3.569%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)	3,440	3,414

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)		$1,055	$1,055
Zais CLO 5, Ser 2016-2A, Cl A1
3.531%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)		1,000	996

			494,853

Total Asset-Backed Securities (Cost $620,001) ($ Thousands)			625,698

SOVEREIGN DEBT — 1.5%

Abu Dhabi Government International Bond
3.125%, 09/30/2049 (C)		1,952	1,902
2.500%, 10/11/2022 (C)		4,220	4,265
2.500%, 09/30/2029 (C)		927	921
2.125%, 09/30/2024 (C)		1,074	1,069
China Government Bond
3.310%, 11/30/2025	CNY	5,000	726
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	3,146
5.200%, 05/15/2049		3,580	4,231
5.000%, 06/15/2045		1,840	2,102
4.500%, 03/15/2029		910	1,002
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,443
Indonesia Government International Bond
5.875%, 03/13/2020		190	192
5.875%, 01/15/2024 (C)		1,264	1,426
5.250%, 01/08/2047 (C)		1,210	1,483
5.125%, 01/15/2045 (C)		2,040	2,417
4.875%, 05/05/2021		500	519
4.750%, 07/18/2047 (C)		400	458
3.850%, 07/18/2027 (C)		1,610	1,704
3.750%, 04/25/2022		860	887
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,388
4.056%, 11/01/2024 (A)		1,000	907
3.436%, 02/15/2025 (A)		1,000	900
3.436%, 08/15/2025 (A)		1,000	890
Japan Bank for International Cooperation
1.750%, 10/17/2024		1,894	1,871
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		2,680	3,240
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,810	1,939
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)		1,528	1,528
Mexico Government International Bond
6.050%, 01/11/2040		4,798	6,165
4.750%, 03/08/2044		4,140	4,513
4.600%, 02/10/2048		1,178	1,269
4.500%, 04/22/2029		4,766	5,224

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.000%, 10/02/2023	$810	$855
3.600%, 01/30/2025	3,190	3,330
Minera Mexico
4.500%, 01/26/2050 (C)	651	640
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	2,770	2,892
Panama Government International Bond
4.500%, 05/15/2047	2,630	3,103
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	956	1,070
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,327
5.625%, 11/18/2050	2,700	3,939
Poland Government International Bond
5.000%, 03/23/2022	380	407
Qatar Government International Bond
4.817%, 03/14/2049 (C)	2,970	3,671
4.000%, 03/14/2029 (C)	1,380	1,538
3.875%, 04/23/2023	3,070	3,237
3.250%, 06/02/2026	220	231
Republic of Panama
6.700%, 01/26/2036	1,830	2,574
4.300%, 04/29/2053	950	1,097
Republic of Poland Government International Bond
4.000%, 01/22/2024	7,630	8,217
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,400	9,374
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	539
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,140
4.375%, 01/23/2031	3,580	3,963

Total Sovereign Debt (Cost $105,920) ($ Thousands)		116,871

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	275	458
California State, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	2,790
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,758

		6,006

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$163	$226
6.637%, 04/01/2057	2,377	3,279

		3,505

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	225	242

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,893

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,994
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,091

		4,085

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	913

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,690	1,822

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,854

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, Cl CTFS, RB
6.000%, 06/25/2034	124	131

Total Municipal Bonds (Cost $16,968) ($ Thousands)		20,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
2.125%, 02/11/2020	$660	$660
1.670%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	4,140	4,140
FHLB DN
1.851%, 01/23/2020 (A)	7,860	7,842
FHLMC
2.375%, 01/13/2022	565	573
FNMA
2.625%, 09/06/2024	510	532
2.000%, 01/05/2022	70	71
1.875%, 09/24/2026	250	251
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (A)	1,000	880

Total U.S. Government Agency Obligations (Cost $14,761) ($ Thousands)		14,949

COMMERCIAL PAPER — 0.1%
Santander UK PLC
2.071%, 01/07/2020 (A)	6,600	6,589

Total Commercial Paper (Cost $6,586) ($ Thousands)		6,589

	Shares

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	298,706,359	298,706

Total Cash Equivalent (Cost $298,706) ($ Thousands)		298,706

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.7%
Deutsche Bank
1.600%, dated on 11/29/2019, to be repurchased on 12/02/2019, repurchase price $51,006,800 (collateralized by various U.S. Treasury Obligations, 0.125%, 04/15/2021, par value $48,339,000; total market value $51,006,800) (E)	$51,000	$51,000

Total Repurchase Agreement (Cost $51,000) ($ Thousands)		51,000

Total Investments in Securities — 106.0% (Cost $7,829,844) ($ Thousands)		$8,026,937

	Contracts
PURCHASED OPTIONS* — 0.0%

Total Purchased Options(F) (Cost $788) ($ Thousands)	1,824	$720

WRITTEN OPTIONS * — 0.0%

Total Written Options(F) (Premiums Received $1,452) ($ Thousands)	(3,577)	$(1,047)

WRITTEN SWAPTIONS* — 0.0%

Total Written Swaptions (G) (Premiums Received $32) ($ Thousands)	(12,340,000)	$(22)

A list of the exchange traded option contracts held by the Fund at November 30, 2019 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
January 2020, U.S. Bond Future Option*	656	$104,283	$156.00	12/21/19	$215

Call Options
January 2020, U.S. 5 Year Future Option*	366	43,543	118.50	12/21/19	229
January 2020, U.S. Bond Future Option*	802	127,493	162.00	12/21/19	276

		171,036			505

Total Purchased Options		$275,319			$720

WRITTEN OPTIONS — 0.0%

Put Options
January 2020, U.S. 10 Year Future Option*	(562)	$(72,700)	$129.00	12/21/19	$(228)
January 2020, U.S. 10 Year Future Option*	(535)	(69,207)	129.50	12/21/19	(343)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
January 2020, U.S. Bond Future Option*	(409)	$(65,018)	$155.00	12/21/19	$(77)

		(206,925)			(648)

Call Options
January 2020, U.S. 10 Year Future Option*	(535)	(69,207)	129.50	12/21/19	(267)
January 2020, U.S. 10 Year Future Option*	(607)	(78,521)	131.50	12/21/19	(38)
January 2020, U.S. 10 Year Future Option*	(269)	(34,798)	132.50	12/21/19	(8)
March 2020, U.S. 10 Year Future Option*	(446)	(57,694)	133.50	02/22/20	(56)
February 2020, U.S. Bond Future Option*	(214)	(34,020)	168.00	01/18/20	(30)

		(274,240)			(399)

Total Written Options		$(481,165)			$(1,047)

A list of the open OTC swaption contracts held by the Fund at November 30, 2019, is as follows:

Description		Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTIONS — 0.0%

Calls — 0.0%
Swaption 5 Year*	Citigroup		(6,170,000)	$1.37	02/22/20	$(12)

Puts — 0.0%
Swaption 5 Year*	Citigroup		(6,170,000)	1.77	02/22/20	(10)

Total Written Swaptions						$(22)

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
30 Day Federal Funds Futures	(92)	Feb-2020	$(37,537)	$(37,738)	$(201)
90-Day Euro$	(339)	Dec-2019	(83,127)	(83,133)	(6)
90-Day Euro$	1,021	Mar-2021	251,030	251,523	493
90-Day Euro$	348	Jun-2020	84,713	85,591	878
Euro-Bob	(124)	Dec-2019	(18,613)	(18,364)	323
Euro-Bob	(111)	Mar-2020	(16,427)	(16,439)	7
Euro-Bund	(367)	Dec-2019	(71,397)	(69,224)	2,078
U.S. 2-Year Treasury Note	(49)	Apr-2020	(10,569)	(10,564)	5
U.S. 2-Year Treasury Note	1,285	Apr-2020	277,131	277,028	(103)
U.S. 5-Year Treasury Note	1,294	Apr-2020	153,858	153,945	87
U.S. 5-Year Treasury Note	2,275	Apr-2020	270,992	270,654	(338)
U.S. 5-Year Treasury Note	(2,177)	Apr-2020	(259,297)	(258,995)	302
U.S. 10-Year Treasury Note	6,021	Mar-2020	780,300	778,873	(1,427)
U.S. Long Treasury Bond	(1,959)	Mar-2020	(312,643)	(311,420)	1,223
U.S. Ultra Long Treasury Bond	860	Mar-2020	161,476	161,438	(38)
U.S. Ultra Long Treasury Bond	1,515	Mar-2020	284,212	284,394	182
Ultra 10-Year U.S. Treasury Note	(500)	Mar-2020	(71,271)	(71,109)	162

			$1,382,831	$1,386,460	$3,627

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/17/20	EUR	3,936	USD	4,350	$(5)
Citigroup	01/17/20	USD	1,567	EUR	1,400	(18)
Citigroup	01/17/20	GBP	1,568	USD	1,924	(108)
Citigroup	01/17/20	EUR	2,800	USD	3,090	(9)
Citigroup	01/17/20	USD	3,460	AUD	5,148	26
Citigroup	01/17/20	CNH	9,709	USD	1,357	(22)
Citigroup	01/17/20	USD	14,854	CAD	19,600	(90)
Citigroup	01/17/20	USD	32,377	BRL	135,480	(405)

						$(631)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2019 is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(134,820)	$3,251	$2,587	$664

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.35%	12-MONTH USD -LIBOR	Annually	09/15/2021	USD	48,241	$6	$(8)	$14
3 MONTH USD -LIBOR	2.2635	Semi-Annually	04/11/2022	USD	96,465	1,354	–	1,354
3 MONTH USD -LIBOR	2.2825%	Semi-Annually	05/08/2022	USD	49,880	729	–	729
2.2635	3-MONTH USD - LIBOR	Quarterly	04/11/2025	USD	39,660	(1,455)	–	(1,455)
2.37%	3-MONTH USD - LIBOR	Quarterly	05/08/2025	USD	20,430	(782)	–	(782)
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	258,669	1,049	751	298
1.25%	USD FEDL01	Annually	06/30/2026	USD	54,843	416	(57)	473
1.52%	3-MONTH USD - LIBOR	Quarterly	07/31/2026	USD	81,788	477	296	181
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	52,336	370	111	259
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	5,750	88	8	80
1.656%	3-MONTH USD - LIBOR	Quarterly	08/23/2049	USD	17,230	937	(64)	1,001

						$3,189	$1,037	$2,152

Percentages are based on Net Assets of $7,570,480 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $1,046,635 ($ Thousands), representing 13.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Tri-Party Repurchase Agreement.
(F)	Refer to table below for details on Options Contracts.
(G)	Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan

DAC — Designated Activity Company

DN — Discount Note

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Core Fixed Income Fund (Concluded)

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,099,245	–	3,099,245
Corporate Obligations	–	2,101,808	–	2,101,808
U.S. Treasury Obligations	–	1,691,620	–	1,691,620
Asset-Backed Securities	–	625,698	–	625,698
Sovereign Debt	–	116,871	–	116,871
Municipal Bonds	–	20,451	–	20,451
U.S. Government Agency Obligations	–	14,949	–	14,949
Commercial Paper	–	6,589	–	6,589
Cash Equivalent	298,706	–	–	298,706
Repurchase Agreement	–	51,000	–	51,000

Total Investments in Securities	298,706	7,728,231	–	8,026,937

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	720	–	–	720
Written Options	(1,047)	–	–	(1,047)
Written Swaptions	–	(22)	–	(22)
Futures Contracts*
Unrealized Appreciation	5,740	–	–	5,740
Unrealized Depreciation	(2,113)	–	–	(2,113)
Forwards Contracts*
Unrealized Appreciation	–	26	–	26
Unrealized Depreciation	–	(657)	–	(657)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	664	–	664
Interest Rate Swaps*
Unrealized Appreciation	–	4,389	–	4,389
Unrealized Depreciation	–	(2,237)	–	(2,237)

Total Other Financial Instruments	3,300	2,163	–	5,463

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 143,681	$ 2,915,393	$ (2,760,368)	$ —	$ —	$ 298,706	298,706,359	$ 2,002	$ —

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 75.4%

Communication Services — 17.8%
Altice Financing
7.500%, 05/15/2026 (A)	$11,481	$12,212
6.625%, 02/15/2023 (A)	775	793
Altice France
8.125%, 02/01/2027 (A)	6,086	6,740
Altice Luxembourg
10.500%, 05/15/2027 (A)	3,442	3,903
7.625%, 02/15/2025 (A)	1,305	1,359
AMC Entertainment Holdings
5.750%, 06/15/2025	230	214
AMC Networks
5.000%, 04/01/2024	555	557
4.750%, 08/01/2025	5,359	5,319
CCO Holdings LLC
5.875%, 04/01/2024 (A)	3,211	3,347
5.750%, 02/15/2026 (A)	7,558	7,983
5.500%, 05/01/2026 (A)	5,140	5,423
5.375%, 05/01/2025 (A)	3,230	3,343
5.375%, 06/01/2029 (A)	2,090	2,239
5.125%, 05/01/2027 (A)	8,232	8,726
5.000%, 02/01/2028 (A)	2,800	2,947
4.750%, 03/01/2030 (A)	1,357	1,394
CenturyLink
7.500%, 04/01/2024	2,200	2,475
6.875%, 01/15/2028	638	691
6.750%, 12/01/2023	1,805	2,008
5.800%, 03/15/2022	1,948	2,053
5.625%, 04/01/2020	1,245	1,257
5.625%, 04/01/2025	2,458	2,596

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cincinnati Bell
8.000%, 10/15/2025 (A)	$4,574	$4,174
7.000%, 07/15/2024 (A)	455	426
Cinemark USA
4.875%, 06/01/2023	800	812
Clear Channel Communications (Escrow Security)
0.000%, 03/01/2021 (B)	22,682	–
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	8,913	9,818
5.125%, 08/15/2027 (A)	2,514	2,615
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,170	1,180
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,235
CommScope
5.500%, 06/15/2024 (A)	1,568	1,537
Consolidated Communications
6.500%, 10/01/2022	2,726	2,338
CSC Holdings LLC
10.875%, 10/15/2025 (A)	2,373	2,670
7.500%, 04/01/2028 (A)	3,735	4,206
6.750%, 11/15/2021	1,000	1,076
6.625%, 10/15/2025 (A)	400	426
6.500%, 02/01/2029 (A)	5,666	6,320
5.750%, 01/15/2030 (A)	3,039	3,202
5.500%, 05/15/2026 (A)	2,400	2,535
5.500%, 04/15/2027	453	482
5.375%, 07/15/2023 (A)	905	929
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	5,210	5,542
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	7,439	7,251
5.375%, 08/15/2026 (A)	7,656	7,771
Digicel Group
6.750%, 03/01/2023 (A)	1,730	871
6.000%, 04/15/2021 (A)	2,830	2,052
Digicel Group One
8.250%, 12/30/2022 (A)	595	329
Digicel International Finance
8.750%, 05/25/2024 (A)	1,363	1,300
DISH DBS
7.750%, 07/01/2026	1,255	1,300
5.875%, 11/15/2024	6,338	6,330
5.000%, 03/15/2023	5,488	5,529
DKT Finance ApS
9.375%, 06/17/2023 (A)	3,655	3,880
Entercom Media
7.250%, 11/01/2024 (A)	3,030	3,196
6.500%, 05/01/2027 (A)	325	343
EW Scripps
5.125%, 05/15/2025 (A)	3,191	3,235

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Frontier Communications
11.000%, 09/15/2025	$5,762	$2,650
10.500%, 09/15/2022	5,741	2,705
8.500%, 04/01/2026 (A)	3,615	3,570
8.000%, 04/01/2027 (A)	2,549	2,632
7.625%, 04/15/2024	3,292	1,539
7.125%, 01/15/2023	1,595	732
6.875%, 01/15/2025	4,255	1,936
GCI LLC
6.625%, 06/15/2024 (A)	1,760	1,905
Getty Images
9.750%, 03/01/2027 (A)	3,040	3,070
Gray Television
7.000%, 05/15/2027 (A)	4,813	5,331
5.125%, 10/15/2024 (A)	3,740	3,880
iHeartCommunications
8.375%, 05/01/2027	3,135	3,417
6.375%, 05/01/2026	154	167
5.250%, 08/15/2027 (A)	2,652	2,725
4.750%, 01/15/2028 ( A)	1,347	1,355
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	1,045	611
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	5,475	4,599
8.500%, 10/15/2024 (A)	3,082	2,535
8.000%, 02/15/2024 (A)	1,079	1,101
5.500%, 08/01/2023	6,327	5,028
Intelsat Luxembourg
8.125%, 06/01/2023	1,915	871
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	6,774	6,986
Lee Enterprises
9.500%, 03/15/2022 (A)	2,349	2,320
Level 3 Financing
5.625%, 02/01/2023	100	100
5.375%, 01/15/2024	550	559
5.375%, 05/01/2025	7,926	8,203
4.625%, 09/15/2027 (A)	4,779	4,863
Level 3 Parent LLC
5.750%, 12/01/2022	705	705
Live Nation Entertainment
5.625%, 03/15/2026 (A)	466	496
4.875%, 11/01/2024 (A)	2,285	2,365
4.750%, 10/15/2027 (A)	4,991	5,141
McClatchy
9.000%, 07/15/2026	5,715	5,129
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	1,035	859
Meredith
6.875%, 02/01/2026	695	714
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National CineMedia LLC
5.875%, 04/15/2028 (A)	$235	$245
Netflix
5.875%, 02/15/2025	3,205	3,510
5.875%, 11/15/2028	863	943
5.375%, 11/15/2029 (A)	275	290
4.875%, 04/15/2028	2,818	2,886
4.875%, 06/15/2030 (A)	370	373
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	3,136	3,269
5.625%, 07/15/2027 (A)	5,686	5,990
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	758
Quebecor Media
5.750%, 01/15/2023	1,380	1,493
Qwest
6.875%, 09/15/2033	3,238	3,253
Radiate Holdco LLC
6.625%, 02/15/2025 (A)	4,569	4,615
Sable International Finance
5.750%, 09/07/2027 (A)	4,058	4,256
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	5,123
Scripps Escrow
5.875%, 07/15/2027 (A)	1,868	1,919
SFR Group
7.375%, 05/01/2026 (A)	8,981	9,587
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,349	2,420
5.125%, 02/15/2027 (A)	6,812	6,880
Sirius XM Radio
5.500%, 07/01/2029 (A)	3,490	3,747
5.375%, 04/15/2025 (A)	1,320	1,366
5.375%, 07/15/2026 (A)	3,045	3,216
5.000%, 08/01/2027 (A)	1,310	1,379
4.625%, 07/15/2024 (A)	560	587
Sprint
7.875%, 09/15/2023	10,411	11,446
7.625%, 02/15/2025	12,790	14,009
7.625%, 03/01/2026	3,426	3,738
7.250%, 09/15/2021	2,180	2,312
7.125%, 06/15/2024	4,935	5,317
Sprint Capital
8.750%, 03/15/2032	8,625	10,285
TEGNA
5.000%, 09/15/2029 (A)	1,588	1,590
Telecom Italia
5.303%, 05/30/2024 (A)	2,240	2,409
Telecom Italia Capital
6.375%, 11/15/2033	495	548
6.000%, 09/30/2034	5,483	5,866

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	$1,600	$1,696
Telesat Canada
6.500%, 10/15/2027 (A)	4,083	4,210
4.875%, 06/01/2027 (A)	3,488	3,545
T-Mobile USA
6.500%, 01/15/2024	955	988
6.500%, 01/15/2026	2,195	2,349
6.375%, 03/01/2025	4,220	4,378
4.750%, 02/01/2028	9,965	10,426
4.500%, 02/01/2026	5,319	5,459
0.000%, 01/15/2024 (B)	955	–
0.000%, 03/01/2025 (B)	6,755	–
0.000%, 01/15/2026 (B)	5,459	–
Townsquare Media
6.500%, 04/01/2023 (A)	4,925	4,950
U.S. Cellular
6.700%, 12/15/2033	2,575	2,806
Univision Communications
5.125%, 02/15/2025 (A)	2,123	2,046
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,140	3,226
Urban One
7.375%, 04/15/2022 (A)	8,971	8,764
Videotron
5.375%, 06/15/2024 (A)	730	798
5.125%, 04/15/2027 (A)	735	780
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	2,340	2,460
5.500%, 05/15/2029 (A)	1,983	2,082
Windstream Services LLC
10.500%, 06/30/2024 (A)(C)	1,185	474
9.000%, 06/30/2025 (A)(C)	4,119	1,565
Zayo Group LLC
6.375%, 05/15/2025	1,015	1,044
6.000%, 04/01/2023	695	713
Ziggo Bond BV
6.000%, 01/15/2027 (A)	2,470	2,591
Ziggo BV
5.500%, 01/15/2027 (A)	7,167	7,588

		464,944

Consumer Discretionary – 10.3%
1011778 BC ULC / New Red Finance Inc
5.000%, 10/15/2025 (A)	1,559	1,617
4.375%, 01/15/2028 (A)	2,528	2,537
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	$25	$–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	1,290	1,100
Adient US LLC
7.000%, 05/15/2026 (A)	3,500	3,742
American Axle & Manufacturing
6.625%, 10/15/2022	92	93
6.500%, 04/01/2027	1,740	1,749
6.250%, 04/01/2025	1,205	1,224
6.250%, 03/15/2026	850	849
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,953	1,955
American Greetings
8.750%, 04/15/2025 (A)	1,875	1,641
Aramark Services
5.000%, 02/01/2028 (A)	1,802	1,892
Arrow Bidco LLC
9.500%, 03/15/2024 (A)	1,358	1,287
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)	2,600	–
Boyd Gaming
6.875%, 05/15/2023	520	538
6.000%, 08/15/2026	530	564
4.750%, 12/01/2027 (A)	2,952	2,982
Boyne USA
7.250%, 05/01/2025 (A)	235	255
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	4,945	5,110
CCO Holdings LLC
5.875%, 05/01/2027 (A)	1,401	1,492
Cedar Fair
5.375%, 06/01/2024	2,387	2,447
5.250%, 07/15/2029 (A)	636	679
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	4,822
Century Communities
6.750%, 06/01/2027 (A)	2,689	2,850
5.875%, 07/15/2025	1,271	1,310
Churchill Downs
5.500%, 04/01/2027 (A)	2,520	2,684
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,464	2,603
Claire’s Stores Inc
9.000%, 03/15/2019 (C)	1,480	–
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	729
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	1,485	1,285
Core & Main
6.125%, 08/15/2025 (A)	2,283	2,334

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	$1,995	$2,060
Dana
5.375%, 11/15/2027	2,795	2,830
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,315
Delphi Technologies
5.000%, 10/01/2025 (A)	12,160	10,640
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,680	3,772
eG Global Finance
8.500%, 10/30/2025 (A)	1,580	1,655
6.750%, 02/07/2025 (A)	4,555	4,498
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,510	2,849
ESH Hospitality
5.250%, 05/01/2025 (A)	4,201	4,338
4.625%, 10/01/2027 (A)	3,422	3,439
Fontainebleau Las Vegas
0.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor Credit LLC
4.687%, 06/09/2025	945	972
4.542%, 08/01/2026	570	573
Golden Nugget
8.750%, 10/01/2025 (A)	3,497	3,707
Group 1 Automotive
5.000%, 06/01/2022	3,347	3,389
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (A)	13,991	10,214
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,755	1,637
Hanesbrands
4.875%, 05/15/2026 (A)	370	394
Hillman Group
6.375%, 07/15/2022 (A)	3,996	3,676
Hilton Domestic Operating
5.125%, 05/01/2026	1,110	1,168
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	157
4.625%, 04/01/2025	587	603
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	4,160	3,974
IAA Spinco
5.500%, 06/15/2027 (A)	1,075	1,130
IHO Verwaltungs GmbH
6.375% cash/0% PIK, 05/15/2029 (A)	1,565	1,635
6.000% cash/0% PIK, 05/15/2027 (A)	1,565	1,624
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)	4,418	4,384
Installed Building Products
5.750%, 02/01/2028 (A)	1,722	1,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Game Technology
6.500%, 02/15/2025 (A)	$1,115	$1,246
6.250%, 01/15/2027 (A)	3,705	4,159
IRB Holding
6.750%, 02/15/2026 (A)	6,763	7,059
Jack Ohio Finance LLC
6.750%, 11/15/2021 (A)	1,435	1,464
JC Penney
6.375%, 10/15/2036	6,850	2,261
KFC Holding
4.750%, 06/01/2027 (A)	2,091	2,175
L Brands
7.500%, 06/15/2029	966	971
6.875%, 11/01/2035	75	66
6.750%, 07/01/2036	2,160	1,863
5.250%, 02/01/2028	3,017	2,798
Liberty Interactive LLC
8.250%, 02/01/2030	5,024	5,018
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	2,315	2,251
Marriott Ownership Resorts
6.500%, 09/15/2026	920	1,001
Mattamy Group
6.500%, 10/01/2025 (A)	1,785	1,905
Mattel
6.750%, 12/31/2025 (A)	7,307	7,654
5.875%, 12/15/2027 (A)	300	304
Melco Resorts Finance
5.375%, 12/04/2029 (A)	485	495
5.250%, 04/26/2026	1,360	1,400
Men’s Wearhouse
7.000%, 07/01/2022	1,383	1,304
MGM China Holdings
5.875%, 05/15/2026 (A)	1,150	1,222
5.375%, 05/15/2024 (A)	1,260	1,318
MGM Resorts International
6.000%, 03/15/2023	2,515	2,767
5.750%, 06/15/2025	2,280	2,545
5.500%, 04/15/2027	2,009	2,207
4.625%, 09/01/2026	2,819	2,966
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Motion Bondco DAC
6.625%, 11/15/2027 (A)	985	1,015
Neiman Marcus Group LLC
14.000% cash/0% PIK, 04/25/2024 (A)	1,185	557
8.750% cash/0% PIK, 10/15/2021 (A)	1,360	924
8.750%, 10/25/2024 (A)	1,819	514
8.000%, 10/15/2021 (A)	1,475	1,003
8.000%, 10/25/2024 (A)	1,096	304
Newell Brands
5.375%, 04/01/2036	120	125

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2026	$1,600	$1,651
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	2,524	2,578
6.250%, 05/15/2026 (A)	4,007	4,260
Party City Holdings
6.625%, 08/01/2026 (A)	1,325	795
PetSmart
8.875%, 06/01/2025 (A)	1,521	1,350
7.125%, 03/15/2023 (A)	2,430	2,187
5.875%, 06/01/2025 (A)	1,805	1,769
PulteGroup
5.000%, 01/15/2027	1,452	1,583
QVC
4.450%, 02/15/2025	1,640	1,698
Sally Holdings LLC
5.625%, 12/01/2025	969	1,004
Scientific Games International
8.250%, 03/15/2026 (A)	2,306	2,496
7.000%, 05/15/2028 (A)	1,355	1,413
5.000%, 10/15/2025 (A)	3,017	3,151
Service International
7.500%, 04/01/2027	867	1,058
5.125%, 06/01/2029	475	507
4.625%, 12/15/2027	970	1,006
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,150	1,202
4.875%, 07/31/2024 (A)	2,600	2,691
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,353
SRS Distribution
8.250%, 07/01/2026 (A)	3,436	3,505
Staples
10.750%, 04/15/2027 (A)	2,230	2,297
7.500%, 04/15/2026 (A)	2,363	2,472
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	405	437
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	4,870	4,833
Tempur Sealy International
5.625%, 10/15/2023	840	865
5.500%, 06/15/2026	825	866
Tenneco
5.375%, 12/15/2024	415	373
5.000%, 07/15/2026	1,549	1,329
Toll Brothers Finance
3.800%, 11/01/2029	1,135	1,118
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	3,790	3,904
Viking Cruises
5.875%, 09/15/2027 (A)	2,365	2,531
Vista Outdoor
5.875%, 10/01/2023	1,605	1,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
William Carter
5.625%, 03/15/2027 (A)	$340	$366
Wolverine World Wide
5.000%, 09/01/2026 (A)	4,307	4,404
WW International
8.625%, 12/01/2025 (A)	4,009	4,179
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	2,060	2,196
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	890	942
Yum! Brands
6.875%, 11/15/2037	3,470	3,939
5.350%, 11/01/2043	180	177
4.750%, 01/15/2030 (A)	153	158

		269,843

Consumer Staples — 5.9%
Albertsons
4.625%, 01/15/2027 (A)	2,812	2,777
Albertsons LLC
5.875%, 02/15/2028 (A)	462	484
5.750%, 03/15/2025	2,066	2,107
Ashtead Capital
4.375%, 08/15/2027 (A)	385	397
4.250%, 11/01/2029 (A)	1,134	1,145
4.000%, 05/01/2028 (A)	615	616
Aveanna Healthcare LLC
9.750%, 12/15/2026 (A)	7,103	7,405
B&G Foods
5.250%, 04/01/2025	2,494	2,519
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,867
7.000%, 03/15/2024 (A)	885	926
7.000%, 01/15/2028 (A)	480	526
6.500%, 03/15/2022 (A)	1,600	1,642
6.125%, 04/15/2025 (A)	4,226	4,395
5.750%, 08/15/2027 (A)	213	231
Bausch Health Americas
9.250%, 04/01/2026 (A)	7,817	8,948
8.500%, 01/31/2027 (A)	3,881	4,395
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	700	663
Capitol Investment Merger Sub 2 LLC
10.000%, 08/01/2024 (A)	3,760	3,751
Central Garden & Pet
6.125%, 11/15/2023	745	769
5.125%, 02/01/2028	1,515	1,572
Chobani LLC
7.500%, 04/15/2025 (A)	4,101	3,886
Clearwater Seafoods
6.875%, 05/01/2025 (A)	3,031	3,137

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cott Holdings
5.500%, 04/01/2025 (A)	$2,141	$2,243
Coty
6.500%, 04/15/2026 (A)	570	589
Dole Food
7.250%, 06/15/2025 (A)	1,680	1,596
Energizer Holdings
7.750%, 01/15/2027 (A)	805	900
5.500%, 06/15/2025 (A)	1,030	1,067
Envision Healthcare
8.750%, 10/15/2026 (A)	5,127	2,089
First Quality Finance
5.000%, 07/01/2025 (A)	3,191	3,321
Fresh Market
9.750%, 05/01/2023 (A)	920	515
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	3,062	3,223
Global A&T Electronics
8.500%, 01/12/2023	9,352	8,609
High Ridge Brands
8.875%, 03/15/2025 (A)(C)	800	2
Immucor
11.125%, 02/15/2022 (A)	1,795	1,797
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	3,580	3,875
JBS USA LUX
5.500%, 01/15/2030 (A)	3,808	4,060
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	260	233
New Albertsons
8.700%, 05/01/2030	2,229	2,385
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	8,602	8,473
Performance Food Group
5.500%, 10/15/2027 (A)	1,867	1,984
Pilgrim's Pride
5.875%, 09/30/2027 (A)	5,300	5,724
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,920
5.625%, 01/15/2028 (A)	2,570	2,743
5.500%, 03/01/2025 (A)	1,050	1,101
5.500%, 12/15/2029 (A)	757	793
5.000%, 08/15/2026 (A)	4,582	4,811
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,663	1,737
Revlon Consumer Products
6.250%, 08/01/2024	525	262
5.750%, 02/15/2021	358	288
Rite Aid
7.700%, 02/15/2027	2,935	1,981
6.125%, 04/01/2023 (A)	5,680	4,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sigma Holdco BV
7.875%, 05/15/2026 (A)	$4,350	$4,244
Simmons Foods
5.750%, 11/01/2024 (A)	4,718	4,565
Sotera Health Holdings LLC
6.500%, 05/15/2023 (A)	2,148	2,218
Sotheby's
7.375%, 10/15/2027 (A)	2,263	2,209
Spectrum Brands
5.750%, 07/15/2025	745	780
5.000%, 10/01/2029 (A)	155	158
Surgery Center Holdings
6.750%, 07/01/2025 (A)	1,404	1,351
Team Health Holdings
6.375%, 02/01/2025 (A)	1,384	733
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,142
Vector Group
10.500%, 11/01/2026 (A)	5,895	6,050
6.125%, 02/01/2025 (A)	695	665

		153,294

Energy — 8.3%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	1,336	1,055
5.750%, 01/15/2028 (A)	175	135
5.375%, 09/15/2024	525	449
Antero Resources
5.625%, 06/01/2023	1,065	754
5.125%, 12/01/2022	2,532	2,057
Archrock Partners
6.000%, 10/01/2022	715	717
Ascent Resources Utica Holdings LLC
7.000%, 11/01/2026 (A)	85	65
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	3,427	3,092
Brazos Valley Longhorn LLC
6.875%, 02/01/2025	1,070	835
Buckeye Partners
4.125%, 12/01/2027	1,655	1,523
Calfrac Holdings
8.500%, 06/15/2026 (A)	4,876	1,969
Carrizo Oil & Gas
8.250%, 07/15/2025	2,437	2,388
6.250%, 04/15/2023	445	429
Centennial Resource Production LLC
6.875%, 04/01/2027 (A)	3,688	3,596
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024	1,460	1,675
5.875%, 03/31/2025	850	950
5.125%, 06/30/2027	7,377	8,113
3.700%, 11/15/2029 (A)	905	914

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cheniere Energy Partners
5.625%, 10/01/2026	$975	$1,026
5.250%, 10/01/2025	2,550	2,627
4.500%, 10/01/2029 (A)	3,225	3,242
Chesapeake Energy
8.000%, 01/15/2025	3,624	1,862
8.000%, 06/15/2027	160	76
7.500%, 10/01/2026	4,075	2,017
Citgo Holding
9.250%, 08/01/2024 (A)	3,279	3,439
CITGO Petroleum
6.250%, 08/15/2022 (A)	3,651	3,692
CNX Midstream Partners
6.500%, 03/15/2026 (A)	3,645	3,326
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	2,490	1,930
Crestwood Midstream Partners
6.250%, 04/01/2023	755	757
5.750%, 04/01/2025	2,680	2,694
5.625%, 05/01/2027 (A)	435	420
CrownRock
5.625%, 10/15/2025 (A)	1,650	1,630
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,903
5.375%, 07/15/2025	268	285
5.125%, 05/15/2029	896	910
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,462
Denbury Resources
9.250%, 03/31/2022 (A)	864	715
9.000%, 05/15/2021 (A)	1,391	1,221
Energy Transfer
5.500%, 06/01/2027	2,863	3,286
EnLink Midstream LLC
5.375%, 06/01/2029	6,026	5,105
EnLink Midstream Partners
4.850%, 07/15/2026	140	124
4.400%, 04/01/2024	620	570
4.150%, 06/01/2025	445	393
Ensign Drilling
9.250%, 04/15/2024 (A)	2,695	2,368
Enviva Partners
6.500%, 01/15/2026 (A)	1,781	1,851
EP Energy LLC
9.375%, 05/01/2020	1,728	4
9.375%, 05/01/2024 (A)(C)	1,774	22
8.000%, 11/29/2024 (A)(C)	685	267
8.000%, 02/15/2025 (A)(C)	1,159	15
7.750%, 05/15/2026 (A)	2,335	1,565
6.375%, 06/15/2023	1,185	3
Equities
3.900%, 10/01/2027	3,020	2,632

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exterran Energy Solutions
8.125%, 05/01/2025	$4,870	$4,797
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	2,912	1,318
5.625%, 02/01/2026 (A)	4,400	2,024
FTS International
6.250%, 05/01/2022	4,706	2,647
Genesis Energy
6.500%, 10/01/2025	1,436	1,300
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	2,744	2,223
Gulfport Energy
6.375%, 05/15/2025	295	191
6.375%, 01/15/2026	2,070	1,325
6.000%, 10/15/2024	470	322
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	2,654	2,760
Hess Midstream Partners
5.125%, 06/15/2028 (A)	938	949
Hilcorp Energy I
6.250%, 11/01/2028 (A)	1,110	934
5.000%, 12/01/2024 (A)	4,611	4,105
Laredo Petroleum
6.250%, 03/15/2023	2,481	2,139
Matador Resources
5.875%, 09/15/2026	2,233	2,205
McDermott Technology Americas
10.625%, 05/01/2024 (A)(C)	721	54
MEG Energy
7.000%, 03/31/2024 (A)	845	828
6.500%, 01/15/2025 (A)	730	759
6.375%, 01/30/2023 (A)	300	294
Midstates Petroleum (Escrow Security)
10.000%, 06/01/2020 (B)	1,250	–
Murphy Oil
5.875%, 12/01/2027	1,354	1,361
Nabors Industries
5.750%, 02/01/2025	840	655
4.625%, 09/15/2021	1,354	1,286
NGL Energy Partners
7.500%, 11/01/2023	374	358
6.125%, 03/01/2025	2,350	2,021
Nine Energy Service
8.750%, 11/01/2023 (A)	2,270	1,697
Noble Holding International
8.950%, 04/01/2045	3,100	1,163
7.750%, 01/15/2024	2,751	1,403
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023	2,593	2,657
Oasis Petroleum
6.875%, 03/15/2022	290	271
6.875%, 01/15/2023	1,300	1,193

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 05/01/2026 (A)	$455	$326
Parkland Fuel
5.875%, 07/15/2027 (A)	2,440	2,611
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,447	1,479
5.250%, 08/15/2025 (A)	505	513
PBF Holding LLC
7.000%, 11/15/2023	3,774	3,921
PDC Energy
5.750%, 05/15/2026	2,700	2,549
Peabody Energy
6.375%, 03/31/2025 (A)	2,983	2,625
6.000%, 03/31/2022 (A)	550	536
Precision Drilling
7.750%, 12/15/2023	645	611
7.125%, 01/15/2026 (A)	325	284
6.500%, 12/15/2021	48	48
QEP Resources
5.625%, 03/01/2026	1,151	1,044
Range Resources
5.000%, 08/15/2022	3,242	3,072
5.000%, 03/15/2023	1,617	1,405
4.875%, 05/15/2025	1,522	1,240
Rowan
7.375%, 06/15/2025	2,211	1,028
5.850%, 01/15/2044	3,185	1,258
5.400%, 12/01/2042	720	285
SemGroup
5.625%, 07/15/2022	1,263	1,273
Seven Generations Energy
5.375%, 09/30/2025 (A)	2,464	2,402
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)	395	–
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,448	1,229
SM Energy
6.625%, 01/15/2027	458	417
6.125%, 11/15/2022	520	507
5.625%, 06/01/2025	405	368
5.000%, 01/15/2024	2,328	2,142
Southwestern Energy
7.750%, 10/01/2027	2,033	1,766
7.500%, 04/01/2026	1,283	1,125
6.200%, 01/23/2025	637	554
Summit Midstream Holdings LLC
5.750%, 04/15/2025	2,483	1,875
5.500%, 08/15/2022	2,330	2,015
Sunoco
5.875%, 03/15/2028	2,791	2,931

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 02/15/2026	$2,500	$2,584
Targa Resources Partners
6.875%, 01/15/2029 (A)	516	557
6.750%, 03/15/2024	4,185	4,347
6.500%, 07/15/2027 (A)	5,514	5,881
5.875%, 04/15/2026	685	721
5.250%, 05/01/2023	1,000	1,009
5.000%, 01/15/2028	3,156	3,132
4.250%, 11/15/2023	350	353
Transocean
9.000%, 07/15/2023 (A)	2,380	2,428
7.500%, 01/15/2026 (A)	635	570
7.500%, 04/15/2031	2,133	1,421
7.250%, 11/01/2025 (A)	545	487
Transocean Guardian
5.875%, 01/15/2024 (A)	2,801	2,822
Transocean Pontus
6.125%, 08/01/2025 (A)	3,465	3,505
Transocean Poseidon
6.875%, 02/01/2027 (A)	3,774	3,849
Transocean Sentry
5.375%, 05/15/2023 (A)	542	542
USA Compression Partners
6.875%, 04/01/2026	3,315	3,406
Vine Oil & Gas
9.750%, 04/15/2023 (A)	3,934	1,642
Whiting Petroleum
6.625%, 01/15/2026	530	302
6.250%, 04/01/2023	610	424
5.750%, 03/15/2021	220	201
WPX Energy
8.250%, 08/01/2023	566	636
5.750%, 06/01/2026	356	365
5.250%, 10/15/2027	1,375	1,375

		216,392

Financials — 4.8%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,156	1,185
8.125%, 02/15/2024 (A)	2,908	3,090
7.000%, 11/15/2025 (A)	861	772
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	3,346	3,538
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	921	974
Ally Financial
5.750%, 11/20/2025	825	909
4.625%, 05/19/2022	1,375	1,437
4.625%, 03/30/2025	315	340
Ares Capital
4.250%, 03/01/2025	1,818	1,880

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	$6,134	$4,049
AssuredPartners
7.000%, 08/15/2025 (A)	3,974	3,964
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2167	3,010	3,251
BCD Acquisition
9.625%, 09/15/2023 (A)	3,055	3,091
BGC Partners
3.750%, 10/01/2024 (A)	2,265	2,235
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 11/15/2168	85	93
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2168	515	518
CNG Holdings
12.500%, 06/15/2024 (A)	605	569
CTR Partnership
5.250%, 06/01/2025	2,460	2,558
Donnelley Financial Solutions
8.250%, 10/15/2024	935	950
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	3,205	3,397
Freedom Mortgage
8.250%, 04/15/2025 (A)	6,070	6,024
8.125%, 11/15/2024 (A)	2,947	2,905
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,521
Genworth Holdings
4.900%, 08/15/2023	1,368	1,296
GTCR AP Finance
8.000%, 05/15/2027 (A)	795	807
HUB International
7.000%, 05/01/2026 (A)	3,593	3,683
Hunt
6.250%, 02/15/2026 (A)	1,767	1,749
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	2,310	2,465
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,440
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 06/27/2168	3,250	3,587
LPL Holdings
5.750%, 09/15/2025 (A)	3,032	3,204
4.625%, 11/15/2027 (A)	4,336	4,390
Merger Sub II
10.750%, 08/01/2027 (A)	2,640	2,594
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	357	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 05/01/2024	$1,335	$1,469
4.500%, 09/01/2026	2,214	2,330
4.500%, 01/15/2028	175	183
MSCI
5.375%, 05/15/2027 (A)	535	573
4.000%, 11/15/2029 (A)	2,260	2,271
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	7,130	7,879
8.125%, 07/15/2023 (A)	1,749	1,871
Navient
7.250%, 09/25/2023	992	1,101
NFP
8.000%, 07/15/2025 (A)	3,363	3,338
Quicken Loans
5.250%, 01/15/2028 (A)	4,694	4,898
Saracen Development LLC
11.000%, 10/15/2025 (A)	3,600	3,600
Springleaf Finance
7.125%, 03/15/2026	4,625	5,330
6.875%, 03/15/2025	3,180	3,632
6.625%, 01/15/2028	285	315
5.375%, 11/15/2029	3,901	4,018
Starwood Property Trust
4.750%, 03/15/2025	2,256	2,346
WeWork
7.875%, 05/01/2025 (A)	4,775	3,414

		125,433

Health Care — 5.2%
21st Century Oncology
10.000% cash/0% PIK, 04/30/2023 (B)	618	532
Acadia Healthcare
5.625%, 02/15/2023	2,779	2,831
5.125%, 07/01/2022	1,200	1,206
AHP Health Partners
9.750%, 07/15/2026 (A)	2,655	2,854
AMN Healthcare
4.625%, 10/01/2027 (A)	6,052	6,097
Avantor
6.000%, 10/01/2024 (A)	1,005	1,077
Bausch Health
5.875%, 05/15/2023 (A)	107	108
5.500%, 03/01/2023 (A)	2,382	2,400
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	753
Centene
6.125%, 02/15/2024	710	738
5.375%, 06/01/2026 (A)	3,030	3,216
4.750%, 05/15/2022	2,105	2,147
4.750%, 01/15/2025	3,930	4,083
4.625%, 12/15/2029 (A)	5,371	5,633
4.250%, 12/15/2027 (A)	2,243	2,307

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	143

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles River Laboratories International
5.500%, 04/01/2026 (A)	$2,270	$2,418
4.250%, 05/01/2028 (A)	1,361	1,371
CHS
8.625%, 01/15/2024 (A)	3,885	4,002
8.000%, 03/15/2026 (A)	1,636	1,634
DaVita
5.000%, 05/01/2025	2,977	3,071
Encompass Health
5.750%, 11/01/2024	434	440
5.750%, 09/15/2025	931	977
4.750%, 02/01/2030	665	687
4.500%, 02/01/2028	2,517	2,580
Endo Dac
6.000%, 07/15/2023 (A)	5,239	3,405
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,182
HCA
5.875%, 02/15/2026	7,520	8,488
5.875%, 02/01/2029	3,821	4,365
5.625%, 09/01/2028	1,152	1,302
5.375%, 02/01/2025	7,746	8,559
5.375%, 09/01/2026	3,968	4,395
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	1,214	1,266
4.375%, 09/15/2027 (A)	1,367	1,401
Hologic
4.375%, 10/15/2025 (A)	805	829
Horizon Pharma USA
5.500%, 08/01/2027 (A)	3,785	3,986
IQVIA
5.000%, 10/15/2026 (A)	4,464	4,687
5.000%, 05/15/2027 (A)	2,230	2,342
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	850	238
5.500%, 04/15/2025 (A)	595	177
MEDNAX
6.250%, 01/15/2027 (A)	679	691
Molina Healthcare
4.875%, 06/15/2025 (A)	1,602	1,634
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	6,545	5,940
Par Pharmaceutical
7.500%, 04/01/2027 (A)	3,193	3,017
Prestige Brands
6.375%, 03/01/2024 (A)	735	765
5.125%, 01/15/2028 (A)	185	190
Select Medical
6.250%, 08/15/2026 (A)	2,535	2,719
Tenet Healthcare
8.125%, 04/01/2022	360	393
7.000%, 08/01/2025	1,634	1,718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 06/15/2023	$1,835	$1,982
6.250%, 02/01/2027 (A)	4,288	4,588
5.125%, 05/01/2025	2,752	2,828
5.125%, 11/01/2027 (A)	815	852
4.875%, 01/01/2026 (A)	2,230	2,316
4.625%, 07/15/2024	3,544	3,668
WellCare Health Plans
5.250%, 04/01/2025	2,385	2,495

		135,580

Industrials — 9.6%
ACCO Brands
5.250%, 12/15/2024 (A)	740	768
ADT Security
4.875%, 07/15/2032 (A)	1,179	1,026
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	608	623
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	7,265	6,321
Allison Transmission
5.875%, 06/01/2029 (A)	355	383
5.000%, 10/01/2024 (A)	520	532
4.750%, 10/01/2027 (A)	3,808	3,913
American Woodmark
4.875%, 03/15/2026 (A)	815	829
Arconic
5.900%, 02/01/2027	1,185	1,346
ARD Finance
6.500%, 06/30/2027 (A)	2,593	2,584
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	2,535	2,662
5.250%, 08/15/2027 (A)	2,545	2,618
ASGN
4.625%, 05/15/2028 (A)	3,736	3,755
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (A)	2,205	2,296
5.750%, 07/15/2027 (A)	1,035	1,068
5.250%, 03/15/2025 (A)	470	482
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	1,602	1,741
5.125%, 10/01/2023 (A)	3,096	3,328
BBA US Holdings
4.000%, 03/01/2028 (A)	4,129	4,156
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	1,358	1,319
4.500%, 11/15/2026 (A)	3,040	3,070
Bombardier
7.875%, 04/15/2027 (A)	4,524	4,551
7.500%, 12/01/2024 (A)	5,288	5,433
7.500%, 03/15/2025 (A)	845	856
6.000%, 10/15/2022 (A)	1,415	1,418

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Builders FirstSource
5.625%, 09/01/2024 (A)	$1,706	$1,774
BWAY Holding Co
7.250%, 04/15/2025 (A)	3,823	3,622
BWX Technologies
5.375%, 07/15/2026 (A)	2,418	2,551
Camelot Finance
4.500%, 11/01/2026 (A)	951	969
Cascades
5.375%, 01/15/2028 (A)	452	457
5.125%, 01/15/2026 (A)	452	457
Cenveo (Escrow Security)
8.500%, 09/15/2022 (B)	10,375	141
Clean Harbors
5.125%, 07/15/2029 (A)	394	417
4.875%, 07/15/2027 (A)	3,896	4,082
Cloud Crane LLC
10.125%, 08/01/2024 (A)	3,205	3,309
CPG LLC
8.000%, 10/01/2021 (A)	760	757
DAE Funding LLC
5.750%, 11/15/2023 (A)	3,605	3,794
EnPro Industries
5.750%, 10/15/2026	569	603
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,383
6.875%, 01/15/2025 (A)	4,394	4,185
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/2022 (A)	2,695	2,796
6.500%, 10/01/2025 (A)	1,105	1,137
Gates Global LLC
6.000%, 07/15/2022 (A)	994	994
GFL Environmental
8.500%, 05/01/2027 (A)	1,092	1,162
7.000%, 06/01/2026 (A)	7,766	7,902
5.375%, 03/01/2023 (A)	2,959	2,974
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	2,715	2,525
H&E Equipment Services
5.625%, 09/01/2025	5,648	5,937
Harsco
5.750%, 07/31/2027 (A)	766	806
Herc Holdings
5.500%, 07/15/2027 (A)	3,285	3,437
Hertz
7.625%, 06/01/2022 (A)	285	296
7.125%, 08/01/2026 (A)	715	762
6.000%, 01/15/2028 (A)	5,042	5,011
5.500%, 10/15/2024 (A)	1,627	1,651
Icahn Enterprises
4.750%, 09/15/2024 (A)	5,880	5,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	$2,268	$2,373
4.750%, 01/15/2025 (A)	340	352
JELD-WEN
4.875%, 12/15/2027 (A)	1,765	1,767
4.625%, 12/15/2025 (A)	560	565
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	478
6.750%, 07/15/2026 (A)	640	656
LTF Merger Sub
8.500%, 06/15/2023 (A)	1,385	1,420
Masonite International
5.375%, 02/01/2028 (A)	5,600	5,929
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	3,215	3,380
6.250%, 03/15/2026 (A)	2,960	3,100
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,496	2,512
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	300
5.000%, 02/01/2025 (A)	1,992	2,000
Novelis
6.250%, 08/15/2024 (A)	380	400
5.875%, 09/30/2026 (A)	2,764	2,895
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	510	541
RBS Global
4.875%, 12/15/2025 (A)	3,801	3,906
Remington Arms
0.000%, 12/31/2049 (B)	1,885	–
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	2,171	2,247
5.750%, 10/15/2020	1,449	1,451
5.501%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	802
Sensata Technologies
5.625%, 11/01/2024 (A)	200	220
5.000%, 10/01/2025 (A)	2,232	2,416
4.375%, 02/15/2030 (A)	3,466	3,457
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	2,036
SPX FLOW
5.875%, 08/15/2026 (A)	470	494
5.625%, 08/15/2024 (A)	310	323
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,337
Stericycle
5.375%, 07/15/2024 (A)	1,795	1,876
Stevens Holding
6.125%, 10/01/2026 (A)	370	400
Summit Materials LLC
6.125%, 07/15/2023	721	734

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 06/01/2025 (A)	$4,536	$4,638
Terex
5.625%, 02/01/2025 (A)	905	918
Titan International
6.500%, 11/30/2023	1,500	1,241
TransDigm
6.375%, 06/15/2026	929	976
6.250%, 03/15/2026 (A)	9,825	10,550
5.500%, 11/15/2027 (A)	3,161	3,161
TransDigm UK Holdings
6.875%, 05/15/2026	1,388	1,468
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,608
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,875	2,710
TriMas
4.875%, 10/15/2025 (A)	375	383
Triumph Group
7.750%, 08/15/2025	2,295	2,387
6.250%, 09/15/2024 (A)	115	121
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,268	1,379
5.500%, 08/15/2026 (A)	1,931	2,028
Tutor Perini
6.875%, 05/01/2025 (A)	8,618	8,413
Uber Technologies
8.000%, 11/01/2026 (A)	1,456	1,478
United Rentals North America
6.500%, 12/15/2026	1,110	1,212
5.875%, 09/15/2026	2,565	2,744
5.500%, 05/15/2027	2,447	2,612
4.875%, 01/15/2028	1,295	1,351
4.625%, 10/15/2025	825	848
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	459
Vertiv Group
9.250%, 10/15/2024 (A)	3,320	3,262
Wabash National
5.500%, 10/01/2025 (A)	760	752
Weekley Homes LLC
6.625%, 08/15/2025	5,610	5,736
Welbilt
9.500%, 02/15/2024	770	816
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	375	368
9.000%, 11/15/2026 (A)	970	980
XPO Logistics
6.750%, 08/15/2024 (A)	3,214	3,486
6.500%, 06/15/2022 (A)	582	595
6.125%, 09/01/2023 (A)	150	155

		249,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	$667	$711
Anixter
6.000%, 12/01/2025	410	426
5.500%, 03/01/2023	410	427
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	975
Avaya (Escrow Security)
7.000%, 04/01/2019 (C)	1,524	–
Broadcom
4.750%, 04/15/2029 (A)	2,241	2,396
CA
4.700%, 03/15/2027	2,822	3,042
CDK Global
5.250%, 05/15/2029 (A)	313	332
CDW LLC
5.000%, 09/01/2025	914	953
4.250%, 04/01/2028	775	809
CommScope Finance LLC
8.250%, 03/01/2027 (A)	7,643	7,681
6.000%, 03/01/2026 (A)	2,895	3,032
5.500%, 03/01/2024 (A)	3,065	3,184
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,180	4,034
Dell International LLC
6.020%, 06/15/2026 (A)	4,234	4,838
5.875%, 06/15/2021 (A)	224	228
DXC Technology
4.750%, 04/15/2027	1,363	1,436
Entegris
4.625%, 02/10/2026 (A)	2,753	2,845
Gartner
5.125%, 04/01/2025 (A)	450	472
GCI LLC
6.875%, 04/15/2025	2,776	2,897
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,640	3,918
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,535	2,662
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	1,109	1,092
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,176
6.625%, 08/01/2026	200	219
5.250%, 08/01/2026	2,360	2,561
Infor US
6.500%, 05/15/2022	3,220	3,281
Informatica
7.125%, 07/15/2023 (A)	1,330	1,352
MagnaChip Semiconductor
6.625%, 07/15/2021	555	549

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
5.327%, 02/06/2029	$2,269	$2,540
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	10,706	–
MTS Systems
5.750%, 08/15/2027 (A)	225	235
NCR
6.375%, 12/15/2023	1,185	1,214
6.125%, 09/01/2029 (A)	735	775
5.750%, 09/01/2027 (A)	2,090	2,165
5.000%, 07/15/2022	2,588	2,613
NortonLifeLock
5.000%, 04/15/2025 (A)	2,570	2,596
Nuance Communications
5.625%, 12/15/2026	1,874	1,991
Plantronics
5.500%, 05/31/2023 (A)	994	935
Qorvo
4.375%, 10/15/2029 (A)	448	455
Rackspace Hosting
8.625%, 11/15/2024 (A)	8,480	8,204
Solera LLC
10.500%, 03/01/2024 (A)	1,070	1,114
SS&C Technologies
5.500%, 09/30/2027 (A)	1,845	1,974
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	2,378	2,449
TIBCO Software
11.375%, 12/01/2021 (A)	3,227	3,332
ViaSat
5.625%, 09/15/2025 (A)	1,396	1,417
VMware
3.900%, 08/21/2027	1,164	1,219

		93,756

Materials — 6.4%
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	451
6.750%, 09/30/2024 (A)	960	1,011
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	2,076
Aleris International
10.750%, 07/15/2023 (A)	1,155	1,208
Allegheny Technologies
5.875%, 12/01/2027	276	284
Ashland LLC
6.875%, 05/15/2043	1,384	1,578
Atotech Alpha 2 BV
8.750% cash/0% PIK, 06/01/2023 (A)	2,415	2,385
Atotech Alpha 3 BV
6.250%, 02/01/2025 (A)	3,100	3,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	$275	$285
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,235	5,248
Berry Global
4.500%, 02/15/2026 (A)	4,548	4,624
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	2,440	2,599
4.875%, 07/15/2026 (A)	3,287	3,439
Boart Longyear Management Pty
10.000%, 12/31/2022	3,251	3,203
Chemours
6.625%, 05/15/2023	1,360	1,340
5.375%, 05/15/2027	923	775
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,569
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,884
Compass Minerals International
6.750%, 12/01/2027 (A)	3,003	3,108
Constellium
6.625%, 03/01/2025 (A)	530	551
5.875%, 02/15/2026 (A)	1,807	1,883
Cornerstone Chemical
6.750%, 08/15/2024 (A)	8,478	7,715
Crown Americas LLC
4.750%, 02/01/2026	1,811	1,899
4.250%, 09/30/2026	2,447	2,533
CVR Partners
9.250%, 06/15/2023 (A)	2,225	2,320
Eldorado
9.500%, 06/01/2024 (A)	2,325	2,488
Element Solutions
5.875%, 12/01/2025 (A)	3,686	3,833
First Quantum Minerals
7.500%, 04/01/2025 (A)	2,560	2,515
6.875%, 03/01/2026 (A)	2,911	2,831
6.500%, 03/01/2024 (A)	1,075	1,059
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,137	1,193
Freeport-McMoRan
5.450%, 03/15/2043	6,863	6,588
5.400%, 11/14/2034	4,145	4,114
5.250%, 09/01/2029	655	674
5.000%, 09/01/2027	2,479	2,544
4.550%, 11/14/2024	980	1,030
3.875%, 03/15/2023	2,043	2,085
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	948
Greif
6.500%, 03/01/2027 (A)	580	619

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hexion
7.875%, 07/15/2027 (A)	$5,338	$5,378
Hudbay Minerals
7.625%, 01/15/2025 (A)	690	692
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,853
Kaiser Aluminum
4.625%, 03/01/2028 (A)	1,940	1,991
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	3,318	3,384
LSB Industries
9.625%, 05/01/2023 (A)	5,400	5,616
Mineral Resources
8.125%, 05/01/2027 (A)	5,070	5,412
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,345	4,171
Neon Holdings
10.125%, 04/01/2026 (A)	483	487
New
6.375%, 05/15/2025 (A)	1,695	1,533
New Gold
6.250%, 11/15/2022 (A)	4,047	4,027
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	1,510	973
NOVA Chemicals
5.250%, 06/01/2027 (A)	405	409
5.000%, 05/01/2025 (A)	3,127	3,143
4.875%, 06/01/2024 (A)	535	539
OCI
5.250%, 11/01/2024 (A)	1,098	1,136
OI European Group BV
4.000%, 03/15/2023 (A)	2,834	2,827
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	862
5.875%, 08/15/2023 (A)	1,696	1,795
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	9,046
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
5.250%, 12/15/2026	165	175
4.500%, 10/15/2029 (A)	1,492	1,507
Sealed Air
4.000%, 12/01/2027 (A)	1,807	1,816
Silgan Holdings
4.125%, 02/01/2028 (A)	1,355	1,357
Starfruit Finco BV
8.000%, 10/01/2026 (A)	3,435	3,572
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,583
Teck Resources
6.125%, 10/01/2035	471	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	$975	$976
Tronox
6.500%, 04/15/2026 (A)	1,199	1,208
Tronox Finance
5.750%, 10/01/2025 (A)	2,734	2,700
U.S. Steel
6.250%, 03/15/2026	1,428	1,228
Venator Finance Sarl
5.750%, 07/15/2025 (A)	2,944	2,664
Warrior Met Coal
8.000%, 11/01/2024 (A)	3,730	3,772

		168,011

Real Estate — 1.8%
Brookfield Property
5.750%, 05/15/2026 (A)	2,785	2,903
CoreCivic
4.625%, 05/01/2023	595	581
Equinix
5.875%, 01/15/2026	1,045	1,108
GEO Group
6.000%, 04/15/2026	678	537
5.875%, 01/15/2022	835	812
5.875%, 10/15/2024	170	143
5.125%, 04/01/2023	2,851	2,523
Iron Mountain
5.250%, 03/15/2028 (A)	3,359	3,502
4.875%, 09/15/2027 (A)	2,933	3,013
4.875%, 09/15/2029 (A)	2,963	3,000
Iron Mountain US Holdings
5.375%, 06/01/2026 (A)	1,150	1,196
iStar
4.750%, 10/01/2024	903	927
Kennedy-Wilson
5.875%, 04/01/2024	500	514
MPT Operating Partnership
5.000%, 10/15/2027	1,018	1,069
4.625%, 08/01/2029	2,720	2,852
Newmark Group
6.125%, 11/15/2023	961	1,056
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	1,196	1,248
Realogy Group LLC
4.875%, 06/01/2023 (A)	1,699	1,661
RHP Hotel Properties
5.000%, 04/15/2023	830	849
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	3,958	4,077
Sabra Health Care
5.125%, 08/15/2026	691	744

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SBA Communications
4.875%, 09/01/2024	$600	$622
Service Properties Trust
4.950%, 02/15/2027	2,313	2,367
Uniti Group
8.250%, 10/15/2023	1,000	853
7.125%, 12/15/2024 (A)	1,335	1,101
6.000%, 04/15/2023 (A)	3,670	3,459
VICI Properties
4.625%, 12/01/2029 (A)	466	480
4.250%, 12/01/2026 (A)	678	692
VICI Properties 1 LLC
8.000%, 10/15/2023	1,542	1,677

		45,566

Utilities — 1.7%
AES
6.000%, 05/15/2026	125	133
5.500%, 04/15/2025	565	586
AmeriGas Partners
5.875%, 08/20/2026	235	258
5.500%, 05/20/2025	2,929	3,135
Calpine
5.250%, 06/01/2026 (A)	1,126	1,177
Clearway Energy Operating LLC
5.750%, 10/15/2025	1,449	1,521
FirstEnergy Solutions
6.050%, 08/15/2021 (C)	1,310	1,100
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,950
4.250%, 07/15/2024 (A)	2,563	2,633
NRG Energy
7.250%, 05/15/2026	2,620	2,869
6.625%, 01/15/2027	286	309
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,323	2,520
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	2,680	2,626
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,387	2,481
4.250%, 01/31/2023 (A)	2,570	2,614
Vistra Operations LLC
5.625%, 02/15/2027 (A)	2,133	2,240
5.500%, 09/01/2026 (A)	3,200	3,368
5.000%, 07/31/2027 (A)	3,268	3,395
4.300%, 07/15/2029 (A)	3,259	3,360
3.700%, 01/30/2027 (A)	4,109	4,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, 07/15/2024 (A)	$905	$913

		45,252

Total Corporate Obligations
(Cost $1,978,159) ($ Thousands)		1,967,240

LOAN PARTICIPATIONS — 10.0%
Academy, LTD., Initial Term Loan, 1st Lien
5.781%, VAR LIBOR+4.000%, 07/01/2022	9,234	6,857
Acrisure LLC, Refinancing Term Loan, 1st Lien
6.354%, VAR LIBOR+4.250%, 11/22/2023	2,318	2,299
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.952%, 12/13/2023	1,700	1,636
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.952%, VAR LIBOR+3.250%, 03/14/2025	1,797	1,671
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
4.972%, VAR LIBOR+3.250%, 04/28/2022 (D)	848	799
Akorn, Term Loan B, 1st Lien
8.750%, VAR LIBOR+4.750%, 04/16/2021	1,476	1,395
Aleris International, Inc., Initial Term Loan, 1st Lien
6.452%, VAR LIBOR+4.500%, 02/27/2023	3,414	3,411
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
4.702%, VAR LIBOR+3.000%, 05/09/2025	1,777	1,757
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
6.450%, VAR UNFND+0.500%, 04/01/2022	2,292	1,919
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
9.202%, VAR LIBOR+6.000%, 09/02/2024	5,158	4,500
Ascend Learning, Term Loan, 1st Lien
4.702%, VAR LIBOR+3.250%, 07/12/2024	255	255
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 2nd Lien
4.702%, VAR LIBOR+6.500%, 11/03/2023	74	74

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	149

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.202%, VAR LIBOR+0.500%, 08/04/2025	$4,023	$4,052
Avaya Inc., Tranche B Term Loan, 1st Lien
6.015%, VAR LIBOR+4.250%, 12/15/2024	1,416	1,348
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.765%, VAR LIBOR+3.000%, 06/02/2025	899	902
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.104%, VAR UNFND+1.000%, 08/23/2023	2,334	2,307
Boardriders Inc., Initial Loan, 1st Lien
8.202%, VAR LIBOR+6.500%, 04/23/2024	3,294	3,063
0.000%, 04/23/2024	1	1
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
5.722%, VAR LIBOR+3.500%, 05/21/2025	2,578	2,050
Buckeye Partners L.P., Initial Term Loan, 1st Lien
4.531%, 11/15/2026	2,975	2,997
BWay Holding Company , Initial Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 04/03/2024	8,942	8,761
California Resources Corporation, Loan, 1st Lien
12.077%, VAR LIBOR+4.500%, 12/31/2021	4,362	2,521
Cambrex Corp, Initial Dollar Term Loan, 1st Lien
0.000%, 11/20/2026 (D)	2,030	1,994
Carestream Health, Inc., Extended Term Loan, 1st Lien
11.202%, VAR LIBOR+7.000%, 06/07/2021	3,033	2,859
Carestream Health, Inc., Extended Term Loan, 2nd Lien
7.202%, VAR LIBOR+9.500%, 02/28/2021	2,158	2,092
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.952%, VAR LIBOR+3.750%, 06/07/2023	5,369	4,903
Cenveo Corporation, Exit Term Loan
11.270%, 06/07/2023 (B)	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corporation, Exit Term Loan, 1st Lien
11.563%, VAR LIBOR+9.000%, 06/07/2023 (B)	$2,525	$2,512
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.952%, VAR LIBOR+2.000%, 04/18/2024	966	968
Claire’s Stores Inc, Term Loan, 1st Lien
9.938%, 10/12/2038 (B)	1,044	1,775
ConvergeOne Holdings, Corp., Initial Term Loan
6.702%, 01/04/2026	5,175	4,658
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
11.000%, VAR LIBOR+9.250%, 08/31/2022	1,600	1,654
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.064%, VAR LIBOR+3.750%, 09/30/2020 (B)	3,845	3,807
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/10/2025	8,365	6,556
Epic Crude Services, LP, Term Loan, 1st Lien
7.040%, VAR LIBOR+5.500%, 03/02/2026	2,990	2,814
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
8.035%, VAR UNFND+0.500%, 06/13/2024	3,695	3,584
eResearch Technology Inc., Term Loan, 1st Lien
0.000%, 11/20/2026 (D)	2,073	2,057
Foresight Energy LLC, Term Loan, 1st Lien
7.659%, VAR LIBOR+4.000%, 03/28/2022	2,269	987
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 10/25/2023	1,619	1,555
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.460%, VAR LIBOR+3.750%, 06/15/2024	2,319	2,310
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
4.452%, VAR Euribor+3.000%, 07/30/2024	782	784
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
4.452%, VAR Euribor+3.000%, 04/01/2024	868	865

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Genesee & Wyoming Inc., Term Loan, 1st Lien
0.000%, 11/06/2026 (D)	$2,630	$2,647
Go Wireless, Inc., Senior Lien Term Loan, None
8.202%, VAR FIXED+6.500%, 12/22/2024	1,870	1,795
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
7.604%, VAR LIBOR+5.500%, 11/13/2021 (B)	724	650
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Initial Term Loan, 1st Lien
6.854%, VAR Prime Rate by Country+4.250%, 11/03/2023	456	346
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 05/30/2025	1,989	1,892
HUB International, Term Loan B, 1st Lien
5.903%, 04/25/2025	3,620	3,627
Hummel Station LLC, Construction Term B Advance, 1st Lien
7.702%, 10/27/2022	1,361	1,097
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.781%, VAR LIBOR+4.000%, 05/01/2026	1,372	1,380
II-VI Inc., Term Loan B, 1st Lien
5.208%, 05/08/2026	1,830	1,831
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.430%, VAR LIBOR+4.250%, 12/19/2022 (B)	880	807
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	570	561
Iridium Satellite LLC, Initial Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/16/2026 (D)	1,175	1,186
Knight Engery Services
8.500%, 02/09/2024 (B)	68	—
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 05/15/2023	575	553
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.677%, VAR LIBOR+4.750%, 08/29/2022	5,003	4,472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
6.613%, VAR LIBOR+4.750%, 08/29/2022	$9	$8
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	32	28
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
8.056%, VAR LIBOR+12.500%, 10/01/2024	8,722	7,753
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.610%, VAR LIBOR+3.750%, 12/07/2020 (B)	207	34
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
3.952%, VAR LIBOR+2.500%, 11/19/2021	4,208	4,205
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.286%, VAR LIBOR+8.125%, 06/30/2020 (B)	17	17
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.827%, VAR Euribor+3.250%, 06/30/2020 (B)	11,806	11,644
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.910%, VAR LIBOR+3.250%, 05/08/2025 (B)	5,294	5,136
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.702%, VAR LIBOR+5.750%, 05/04/2022	6,568	5,984
Merrill Communications LLC Term Loan B (2019)
7.089%, 09/25/2026 (B)	2,520	2,507
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR 0.000%, 01/06/2009 (B)(C)	325	—
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
7.213%, VAR LIBOR+5.500%, 11/01/2026	1,555	1,536
MLN US HoldCo LLC, Term B Loan, 2nd Lien
6.281%, VAR LIBOR+8.750%, 11/30/2025	1,456	1,276
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.702%, VAR LIBOR+3.250%, 07/28/4049	1,727	1,597
Monitronics International Inc., Term Loan, 1st Lien
8.604%, 03/29/2024	6,012	5,178

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Moxie Liberty, 1st Lien
8.802%, 08/21/2020	$1,357	$1,097
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
9.354%, VAR LIBOR+7.250%, 10/17/2022 (D)	6	1
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.270%, VAR LIBOR+3.500%, 11/06/2024	2,402	2,388
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
8.271%, VAR LIBOR+3.250%, 10/25/2023	2,008	1,458
Nestle Skin Health, Term Loan B
6.349%, 07/17/2026	1,400	1,404
New LightSquared LLC, Loan, 1st Lien
10.852%, VAR PIK Interest+8.750%, 12/07/2020	161	95
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 09/22/2022	181	159
Nine West Holdings Inc., Term Loan
10.156%, 03/19/2024	1,175	1,155
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.005%, VAR LIBOR+3.250%, 10/01/2025	950	940
OnVoy LLC, Initial Term Loan, 1st Lien
6.202%, 02/10/2024	537	447
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 04/30/2026	2,595	2,593
Peak 10, Term Loan
5.604%, VAR LIBOR+7.250%, 08/01/2024	6,116	4,899
Perforce Software, Inc., Term Loan, 1st Lien
6.202%, VAR LIBOR+4.500%, 07/01/2026	1,056	1,050
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.177%, VAR LIBOR+5.000%, 01/26/2023	1,477	1,164
PetSmart, Inc., Amended Loan, 1st Lien
5.770%, VAR LIBOR+3.000%, 04/11/4041	2,455	2,389
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 07/02/2025	1,075	1,015
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
5.035%, 09/23/2026	2,553	2,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Rackspace Hosting, Inc., Term B Loan
4.902%, 11/03/2023	$749	$701
Red Lobster Management LLC, Initial Term Loan
6.952%, 07/28/2021 (B)	1,256	1,206
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.452%, VAR LIBOR+3.750%, 10/01/2025	397	399
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
6.202%, VAR LIBOR+8.250%, 11/16/2025	5,463	5,491
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.604%, VAR LIBOR+3.500%, 09/07/2023	25	18
5.409%, VAR LIBOR+3.500%, 09/07/2023	5,989	4,364
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
6.854%, VAR LIBOR+4.750%, 10/15/2025	75	72
6.793%, VAR LIBOR+4.750%, 10/15/2025	3,271	3,173
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 08/14/2024	3,502	3,484
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
6.904%, VAR LIBOR+5.000%, 11/28/2021	2,937	2,929
Shutterfly, Term Loan B, 1st Lien
8.104%, 10/01/2026	410	369
Sotera Health Holdings LLC, Initial Term Loan, 1st Lien
0.000%, 11/20/2026 (D)	2,130	2,125
SP PF Buyer LLC, Term Loan, 1st Lien
6.202%, 12/22/2025	2,816	2,540
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
6.781%, VAR LIBOR+4.500%, 04/16/2026	2,514	2,480
Steinway Musical Instruments, Term Loan B, 1st Lien
5.513%, VAR LIBOR+3.750%, 02/14/2025	2,497	2,472
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.846%, VAR LIBOR+3.000%, 03/09/2023	6,890	6,095

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.452%, VAR LIBOR+6.000%, 04/14/4048	$8,310	$5,835
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.786%, VAR LIBOR+5.250%, 05/01/2024	1,421	1,422
Titan Acquisition Limited, Initial Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 03/28/2025	1,975	1,887
Traverse Midstream Partners LLC, Advance, 1st Lien
5.710%, VAR LIBOR+4.000%, 09/27/2024	6,068	5,230
U.S. Renal Care, Inc., Initial Term Loan
6.750%, VAR LIBOR+4.250%, 06/26/2026	580	551
Ultra Resources, Inc., Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 04/12/2024	3,120	1,839
USI Inc., New Term Loan, 1st Lien
0.000%, 12/02/2026 (D)	740	739
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
6.860%, VAR LIBOR+4.750%, 11/29/2024	1,253	1,252
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
9.750%, VAR Prime Rate by Country+4.250%, 03/29/2021	4,205	3,988
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan, 1st Lien
9.000%, VAR LIBOR+3.000%, 02/17/2024	1,090	1,023
Woodford Express LLC, Term Loan B, 1st Lien
6.702%, VAR LIBOR+5.000%, 01/27/2025	2,205	1,921

Total Loan Participations (Cost $274,931) ($ Thousands)		261,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.1%

Other Asset-Backed Securities — 9.1%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.875%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(C)	$835	$33
B&M CLO, Ser 2014-1A, Cl E
7.751%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	1,963
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(B)(E)	1,560	8
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(B)(E)	3,445	67
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(B)(E)	4,614	1,569
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2030 (A)(B)(E)	4,378	2,495
Battalion CLO VIII, Ser 2017-8A, Cl D1R
9.003%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(B)	5,000	4,913
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(B)(E)	6,380	4,913
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(B)(E)	10,431	7,823
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(B)(E)	8,633	6,475
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(E)	6,147	4,303
Battalion CLO XV, Ser 2019-16A
0.000%, 12/19/2032 (A)(E)	6,023	5,210
Battalion XVI CLO, Warehouse Note
0.000%, (B)(G)	4,700	4,700
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(B)(E)	2,640	884
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(E)	3	1,762
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(E)	3,363	2,892
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(E)	6,413	68
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(E)	10,301	6,500
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(B)(E)	9,535	6,341
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (B)(E)	9,035	4,241
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(E)	9,000	5,670
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(B)(E)	8,928	5,625
Benefit Street Partners CLO XII, Ser 2017-12A
0.000%, 10/15/2030 (A)(B)(E)	10,091	6,660

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(B)(E)	$6,857	$5,074
Benefit Street Partners CLO XVIII, Ser 2019-18A
0.000%, 10/15/2032 (A)(E)	6,048	5,296
Cathedral Lake CLO III, Ser 2015-3A
0.000%, 01/15/2026 (A)(B)(E)	2,506	1,453
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(B)(E)	5,673	3,631
CVP Cascade CLO-2, Ser 2014-2A, Cl D
6.803%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	779	678
CVP Cascade CLO-2, Ser 2014-2A, Cl E
7.803%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,050
Dryden 75 CLO, Ser 2019-75A
0.000%, 07/15/2030 (A)(B)(E)	5,115	3,274
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(B)(E)	3,046	1,041
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(B)(E)	4,940	3,878
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(B)(E)	6,015	4,205
Great Lakes CLO, Ser 2017-1A, Cl ER
9.501%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,376	3,177
Great Lakes CLO, Ser 2017-1A, Cl FR
12.001%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,972	1,632
Great Lakes CLO, Ser 2018-1A, Cl ER
9.361%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	4,328	3,982
Great Lakes CLO, Ser 2018-1A, Cl FR
12.001%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,595	1,258
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(B)(E)	1,149	914
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.526%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	5,687	5,271
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(B)(E)	2,164	1,689
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.073%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	2,886	2,457
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(B)(E)	4,865	2,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.790%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$3,201	$2,625
Neuberger Berman CLO XVI-S, Ser 2018-16SA
0.000%, 01/15/2028 (A)(B)(E)	1,563	1,157
Neuberger Berman CLO XXII, Ser 2016-22A
0.100%, 10/17/2030 (A)(B)	161	59
0.000%, 10/17/2030 (A)(B)(E)	5,235	2,670
NewStar Berkeley Fund CLO LLC, Ser 2016-1A
0.000%, 10/25/2028 (A)(B)(E)	21,812	10,470
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
9.690%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	14,765
NewStar Clarendon Fund CLO LLC, Ser 2015- 1A, Cl E
7.990%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	4,470	4,045
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.166%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	4,957
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(B)(E)	9,028	5,179
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.346%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(B)	4,200	3,685
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(B)(E)	3,012	1,837
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(B)(E)	7,965	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(E)	6,412	4,168
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/2030 (A)(B)(E)	3,251	2,438
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (B)(E)	13,119	10,281
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(B)(E)	7,377	5,888
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(B)(E)	5,509	3,600
TCW CLO, Ser 2019-2A
0.000%, 10/20/2032 (A)(E)	5,959	5,013
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(B)(E)	15,819	8,463
Venture XXV CLO, Ser 2016-25A
0.000%, 04/20/2029 (A)(B)(E)	2,950	1,800
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(B)(E)	2,865	1,483

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(B)(E)	$5,750	$3,579

		236,985

Total Asset-Backed Securities (Cost $213,660) ($ Thousands)		236,985

	Shares

COMMON STOCK — 1.3%
21st Century Oncology *(B)	2,205	90
Amplify Energy	119,341	656
Aquity Equity *(B)	89,545	1,097
Aquity Equity (Escrow Security) *(B)	67,129	134
Aspect Software CR1 *(B)	40,500	—
Aspect Software CR2 *(B)	16,397	—
ATD New Holdings *(B)	3,257	81
Avaya Holdings Corp *	44,095	563
Berry Petroleum Corp	444,302	3,541
Cenveo Corp *	66,991	994
CHC Group LLC *	3,887	1
Clear Channel Outdoor Holdings Inc, Cl A *	345,142	856
CUI Acquisition *(B)	3	—
Cumulus Media Inc, Cl A *	128,428	2,227
Global Aviation Holdings, Cl A *(B)	101,199	—
Gymboree *(B)	18,542	9
Gymboree Holding *(B)	52,848	26
Halcon Resources Corp	6,488	97
Hexion Holdings *	283,461	2,991
iHeartMedia Inc	35,187	542
iHeartMedia Inc, Cl A *	119,604	1,841
Jupiter Resources *(B)	571,046	571
Knight Energy Services *(B)	2,205	—
Medical Card Systems *(B)	395,653	—
Monitronics International *(B)	385,168	5,924
Nine West	163,718	2,292
Parker Drilling *	143,734	2,745
Quad/Graphics Inc, Cl A	173	1
Reichhold Industries *(B)	1,755	1,801
Remington Outdoor Company *(B)	19,372	21
Rue 21 *	2,551	174
SandRidge Energy (Escrow Security) (B)	7,605,000	—
SandRidge Energy Inc *	10,878	36
TE Holdcorp *(B)	67,771	—
Titan Energy LLC *	22,243	1
UCI International *(B)	39,275	903
VICI Properties Inc ‡	74,319	1,838
Vistra Energy Corp	46,760	1,241

Total Common Stock (Cost $48,727) ($ Thousands)		33,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.5%
CHC Group LLC CV to 125.0000
13.821%, 10/01/2020 (B)	$200	$50
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	713
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	180	79
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	726
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,227	4,968
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,189	1,538
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	745
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,168
Oasis Petroleum
2.625%, 09/15/2023	180	124
Tutor Perini
2.875%, 06/15/2021	840	808

Total Convertible Bonds (Cost $13,759) ($ Thousands)		13,919

MUNICIPAL BONDS — 0.3%
Connecticut — 0.1%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	2,940	3,006

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (C)	635	424
5.125%, 07/01/2037 (C)	465	304
5.000%, 07/01/2041 (C)	1,225	781
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (C)	230	172
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (C)	335	251
5.250%, 07/01/2027 (C)	435	326
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (C)	695	520
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	570	427
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (C)	690	520

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	$425	$318
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (C)	285	215
5.500%, 07/01/2021 (C)	285	215
5.500%, 07/01/2038 (C)	135	102
5.250%, 07/01/2033 (C)	190	142
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (C)	110	82

		4,799

Total Municipal Bonds (Cost $7,157) ($ Thousands)		7,805

	Shares

PREFERRED STOCK — 0.3%
21st Century Oncology (B)(E)	2,794	709
Claire’s Stores Inc (B)(E)	1,400	1,242
Crestwood Equity Partners, 9.250% (F)	290,000	2,662
FHLMC (E)	29,819	474
FNMA (E)	43,993	696
MYT Holding (E)	608,423	493
TE Holdcorp (B)(E)	118,617	—
VICI Properties (E) ‡	57,906	1,432

Total Preferred Stock (Cost $7,385) ($ Thousands)		7,708

	Number of Warrants

WARRANTS — 0.0%
Guitar Center Holdings, Expires 04/16/2025 Strike Price $– *(B)	29,435	–
iHeart Communications, Expires 05/01/2039 Strike Price $– *(B)	24,100	350
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	3,400	–
Lion Holdings, Expires 12/30/2027 Strike Price $– *	2,380	–
Remington Arms ‡‡ Strike Price $– *(B)	19,534	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	14,900	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	6,273	–

Total Warrants (Cost $506) ($ Thousands)		350

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	84,822,334	$84,822

Total Cash Equivalent (Cost $84,822) ($ Thousands)		84,822

Total Investments in Securities — 100.2% (Cost $2,629,106) ($ Thousands)		$2,613,564

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of open centrally cleared swap agreements held by the Fund at November 30, 2019 is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS_HY33	Buy	5.00%	Quarterly	12/20/2023	28,500	$(2,185)	$(1,662)	$(523)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	(3,100)	99	158	(59)
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	74	(155)	229
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	360	508	(148)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(766)	48	60	(12)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,800)	274	290	(16)
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(902)	71	53	18

						$(1,259)	$(748)	$(511)

Percentages are based on Net Assets of $2,608,160 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $1,579,967 ($ Thousands), representing 60.6% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Unsettled bank loan. Interest rate may not be available.
(E)	Interest rate is unavailable.
(F)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $2,662 ($ Thousands), or 0.1% of the net assets (See Note 2).
(G)	Warehouse Note – Interest rate and maturity date are unavailable.

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

PIK — Payment-In-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,962,182	5,058	1,967,240
Loan Participations	–	231,344	30,097	261,441
Asset-Backed Securities	–	15,519	221,466	236,985
Common Stock	19,176	3,461	10,657	33,294
Convertible Bonds	–	13,869	50	13,919
Municipal Bonds	–	7,805	–	7,805
Preferred Stock	3,357	2,399	1,952	7,708
Warrants	–	–	350	350
Cash Equivalent	84,822	–	–	84,822

Total Investments in Securities	107,355	2,236,579	269,630	2,613,564

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	247	–	247
Unrealized Depreciation	–	(758)	–	(758)

Total Other Financial Instruments	–	(511)	–	(511)

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

High Yield Bond Fund (Concluded)

The following table depicts purchases and transfers in and/or out of Level 3 investments during the period for investments held as of November 30, 2019 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock	Investments in Warrants
Purchases	$35	$1,297	$10,033	$6,400	$—	$—	$—	$—
Net transfer into Level 3	—	10,962	—	81	—	—	—	—
Net transfer out of Level 3	—	—	—	(2,653)	—	(7,104)	—	—

(1) Of the $269,630 ($ Thousands) in Level 3 securities as of November 30, 2019, $16,556 ($ Thousands) or 0.6% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended November 30, 2019, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 88,777	$ 615,768	$ (619,723)	$ —	$ —	$ 84,822	84,822,334	$ 918	$ —

The accompanying notes are an integral part of the financial statements

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 64.7%

Communication Services — 8.7%
America Movil
6.375%, 03/01/2035	$305	$412
6.125%, 03/30/2040	695	943
4.375%, 04/22/2049	970	1,119
AT&T
6.000%, 08/15/2040	2,375	3,008
5.700%, 03/01/2057	1,027	1,305
5.550%, 08/15/2041	885	1,075
5.450%, 03/01/2047	1,305	1,595
5.350%, 09/01/2040	200	239
5.250%, 03/01/2037	1,115	1,326
5.150%, 11/15/2046	660	775
5.150%, 02/15/2050	2,490	2,968
4.850%, 07/15/2045	505	569
4.800%, 06/15/2044	4,697	5,306
4.750%, 05/15/2046	595	665
4.650%, 06/01/2044	308	337
4.550%, 03/09/2049	910	1,000
4.500%, 05/15/2035	4,375	4,847
4.500%, 03/09/2048	979	1,066
4.350%, 06/15/2045	7,877	8,408
CBS
4.600%, 01/15/2045	460	502
3.700%, 06/01/2028	1,173	1,224
Charter Communications Operating LLC
6.484%, 10/23/2045	2,658	3,295
6.384%, 10/23/2035	2,530	3,157
5.750%, 04/01/2048	440	509
5.375%, 05/01/2047	497	554
4.800%, 03/01/2050	760	792
Comcast
6.400%, 05/15/2038	994	1,421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 10/15/2058	$653	$853
4.700%, 10/15/2048	4,223	5,243
4.600%, 10/15/2038	530	637
4.600%, 08/15/2045	835	1,012
4.250%, 01/15/2033	530	612
4.049%, 11/01/2052	2,636	2,979
4.000%, 03/01/2048	465	520
3.999%, 11/01/2049	593	664
3.969%, 11/01/2047	3,373	3,751
3.900%, 03/01/2038	1,525	1,692
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)	695	816
Discovery Communications LLC
5.300%, 05/15/2049	680	785
5.200%, 09/20/2047	730	831
5.000%, 09/20/2037	665	739
4.875%, 04/01/2043	590	644
Fox
5.576%, 01/25/2049 (A)	1,340	1,707
5.476%, 01/25/2039 (A)	755	929
Interpublic Group
5.400%, 10/01/2048	218	264
Koninklijke
8.375%, 10/01/2030	805	1,097
Level 3 Financing
3.875%, 11/15/2029 (A)	940	946
NBCUniversal Media LLC
5.950%, 04/01/2041	786	1,078
Rogers Communications
5.000%, 03/15/2044	1,077	1,317
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,190
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	1,936
Telefonica Emisiones SAU
5.213%, 03/08/2047	520	614
Tencent Holdings MTN
4.525%, 04/11/2049 (A)	550	649
Verizon Communications
5.250%, 03/16/2037	2,570	3,248
5.012%, 04/15/2049	335	431
5.012%, 08/21/2054	2,781	3,643
4.750%, 11/01/2041	495	601
4.672%, 03/15/2055	555	694
4.522%, 09/15/2048	2,449	2,955
4.500%, 08/10/2033	5,025	5,875
4.400%, 11/01/2034	2,100	2,437
4.272%, 01/15/2036	1,415	1,614
Viacom
5.850%, 09/01/2043	2,100	2,589
4.850%, 12/15/2034	1,000	1,043

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
5.250%, 05/30/2048	$1,716	$2,051
5.000%, 05/30/2038	1,245	1,432
4.875%, 06/19/2049	591	670
4.375%, 02/19/2043	865	918
4.250%, 09/17/2050	1,290	1,339
Walt Disney
7.625%, 11/30/2028	2,411	3,331
7.430%, 10/01/2026	775	995
6.550%, 03/15/2033	1,350	1,916
2.000%, 09/01/2029	1,045	1,015

		120,719

Consumer Discretionary — 2.4%
Alibaba Group Holding Ltd
4.200%, 12/06/2047	815	915
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	1,161
Amazon.com
4.950%, 12/05/2044	1,065	1,401
4.050%, 08/22/2047	2,021	2,415
Aptiv PLC
5.400%, 03/15/2049	904	1,037
Cox Enterprises
7.375%, 07/15/2027 (A)	640	821
Ford Holdings
9.300%, 03/01/2030	410	521
Ford Motor
7.400%, 11/01/2046	395	444
4.750%, 01/15/2043	540	471
General Motors
6.600%, 04/01/2036	930	1,081
6.250%, 10/02/2043	1,910	2,117
5.950%, 04/01/2049	1,105	1,200
5.150%, 04/01/2038	110	113
Home Depot
4.250%, 04/01/2046	925	1,097
4.200%, 04/01/2043	460	534
Lowe’s
4.550%, 04/05/2049	1,340	1,557
4.050%, 05/03/2047	735	790
3.700%, 04/15/2046	1,365	1,395
McDonald’s MTN
4.875%, 12/09/2045	95	117
4.600%, 05/26/2045	650	768
4.450%, 03/01/2047	1,785	2,069
4.450%, 09/01/2048	395	461
3.625%, 09/01/2049	600	612
Newell Brands
5.500%, 04/01/2046	350	364
Starbucks
4.500%, 11/15/2048	610	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 08/15/2049	$440	$510
Time Warner Cable LLC
7.300%, 07/01/2038	575	737
6.750%, 06/15/2039	575	723
6.550%, 05/01/2037	1,005	1,228
5.875%, 11/15/2040	2,060	2,380
5.500%, 09/01/2041	2,935	3,265
4.500%, 09/15/2042	670	671

		33,683

Consumer Staples — 6.3%
Advocate Health & Hospitals
4.272%, 08/15/2048	921	1,079
Aetna
4.125%, 11/15/2042	550	567
3.875%, 08/15/2047	545	550
Alcon Finance
3.800%, 09/23/2049 (A)	950	999
Altria Group
5.950%, 02/14/2049	760	916
5.800%, 02/14/2039	45	53
5.375%, 01/31/2044	850	964
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	3,300	4,377
4.600%, 04/15/2048	1,935	2,245
4.439%, 10/06/2048	2,517	2,862
4.375%, 04/15/2038	660	744
Anheuser-Busch LLC
4.900%, 02/01/2046	9,469	11,374
4.700%, 02/01/2036	6,850	7,976
Bacardi
5.300%, 05/15/2048 (A)	1,045	1,193
BAT Capital
4.758%, 09/06/2049	870	880
4.540%, 08/15/2047	2,055	2,005
4.390%, 08/15/2037	2,760	2,736
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	345	394
4.400%, 07/15/2044 (A)	2,250	2,304
3.950%, 04/15/2045 (A)	500	479
Bowdoin College
4.693%, 07/01/2112	131	147
Campbell Soup
4.800%, 03/15/2048	445	512
3.800%, 08/02/2042	530	525
City of Hope
4.378%, 08/15/2048	650	765
CommonSpirit Health
4.187%, 10/01/2049	786	800
Conagra Brands
5.400%, 11/01/2048	630	750

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellation Brands
4.500%, 05/09/2047	$650	$733
4.100%, 02/15/2048	615	651
General Mills
4.700%, 04/17/2048	235	280
Kaiser Foundation Hospitals
4.150%, 05/01/2047	690	804
3.266%, 11/01/2049	1,005	1,015
Keurig Dr Pepper
5.085%, 05/25/2048	265	318
4.985%, 05/25/2038	235	276
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,083
6.500%, 02/09/2040	65	79
5.200%, 07/15/2045	1,070	1,154
5.000%, 07/15/2035	465	507
5.000%, 06/04/2042	70	74
4.875%, 10/01/2049 (A)	1,800	1,872
4.375%, 06/01/2046	2,965	2,888
Kroger
5.400%, 01/15/2049	500	609
4.650%, 01/15/2048	1,089	1,194
4.450%, 02/01/2047	2,836	3,032
Mars
3.875%, 04/01/2039 (A)	295	333
3.200%, 04/01/2030 (A)	640	686
Massachusetts Institute of Technology
5.600%, 07/01/2111	645	1,041
Molson Coors Brewing
4.200%, 07/15/2046	750	739
Mondelez International
4.625%, 05/07/2048	575	673
Nestle Holdings
4.000%, 09/24/2048 (A)	675	790
3.900%, 09/24/2038 (A)	1,175	1,351
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	785
Northwell Healthcare
4.260%, 11/01/2047	390	429
PepsiCo
3.450%, 10/06/2046	705	759
Philip Morris International
4.500%, 03/20/2042	1,815	2,078
4.250%, 11/10/2044	230	257
4.125%, 03/04/2043	90	98
3.875%, 08/21/2042	795	836
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	840
Reynolds American
5.850%, 08/15/2045	820	927

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sysco
4.450%, 03/15/2048	$505	$588
Tyson Foods
5.100%, 09/28/2048	545	678
University of Southern California
5.250%, 10/01/2111	1,540	2,308
Walgreen
4.400%, 09/15/2042	475	473
Walgreens Boots Alliance
4.800%, 11/18/2044	1,485	1,534
Walmart
4.300%, 04/22/2044	231	284
4.050%, 06/29/2048	2,502	2,996
4.000%, 04/11/2043	157	183
3.950%, 06/28/2038	675	787
3.625%, 12/15/2047	465	523
2.950%, 09/24/2049	1,652	1,661

		89,402

Energy — 8.1%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	552	620
Apache
4.750%, 04/15/2043	1,781	1,656
BG Energy Capital
5.125%, 10/15/2041 (A)	405	520
Burlington Resources LLC
7.200%, 08/15/2031	20	28
5.950%, 10/15/2036	190	256
Columbia Pipeline Group
5.800%, 06/01/2045	445	567
Concho Resources
4.875%, 10/01/2047	300	335
Conoco Funding
7.250%, 10/15/2031	370	523
ConocoPhillips
5.900%, 05/15/2038	1,888	2,568
4.300%, 11/15/2044	1,600	1,867
Devon Energy
5.600%, 07/15/2041	1,105	1,343
5.000%, 06/15/2045	840	981
4.750%, 05/15/2042	975	1,090
Ecopetrol
5.875%, 05/28/2045	1,167	1,336
El Paso Natural Gas
8.375%, 06/15/2032	300	415
Enbridge Energy Partners
5.500%, 09/15/2040	400	476
Encana
6.500%, 02/01/2038	1,270	1,490
Energy Transfer Operating
6.250%, 04/15/2049	355	419

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 12/15/2045	$1,758	$1,983
5.950%, 10/01/2043	1,840	2,021
5.300%, 04/15/2047	820	852
5.250%, 04/15/2029	230	254
5.150%, 02/01/2043	95	95
5.150%, 03/15/2045	200	203
4.900%, 03/15/2035	1,000	1,038
Eni
5.700%, 10/01/2040 (A)	740	906
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,580	2,156
6.125%, 10/15/2039	420	545
5.700%, 02/15/2042	540	678
5.100%, 02/15/2045	1,300	1,541
4.950%, 10/15/2054	545	633
4.900%, 05/15/2046	1,655	1,906
4.850%, 03/15/2044	575	658
4.800%, 02/01/2049	400	463
4.250%, 02/15/2048	355	380
4.200%, 01/31/2050	445	476
EQM Midstream Partners
6.500%, 07/15/2048	500	425
Equinor
6.800%, 01/15/2028	115	149
3.950%, 05/15/2043	750	847
Equities
3.900%, 10/01/2027	540	471
Exxon Mobil
3.567%, 03/06/2045	1,110	1,211
Halliburton
5.000%, 11/15/2045	295	329
4.850%, 11/15/2035	445	494
Hess
5.600%, 02/15/2041	1,725	1,966
Kinder Morgan
5.550%, 06/01/2045	950	1,116
5.300%, 12/01/2034	3,131	3,583
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,275
5.000%, 08/15/2042	700	759
Marathon Oil
6.600%, 10/01/2037	1,185	1,462
5.200%, 06/01/2045	505	568
Marathon Petroleum
6.500%, 03/01/2041	523	663
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,415	1,715
MPLX
5.500%, 02/15/2049	840	925
5.200%, 03/01/2047	165	174
4.500%, 04/15/2038	775	773

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$1,065	$1,155
5.050%, 11/15/2044	1,430	1,522
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	315
Occidental Petroleum
7.500%, 05/01/2031	955	1,246
6.600%, 03/15/2046	50	64
6.000%, 10/10/2036 (B)	5,628	2,839
4.500%, 07/15/2044	755	753
4.300%, 08/15/2039	811	821
4.100%, 02/15/2047	205	195
Petro-Canada
6.800%, 05/15/2038	520	728
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	3,083	3,306
6.840%, 01/23/2030 (A)	105	110
6.350%, 02/12/2048	955	898
Petroleos Mexicanos MTN
6.750%, 09/21/2047	3,695	3,634
Phillips 66
5.875%, 05/01/2042	1,160	1,565
4.875%, 11/15/2044	1,420	1,722
Phillips 66 Partners
4.900%, 10/01/2046	1,059	1,195
Plains All American Pipeline
4.900%, 02/15/2045	500	484
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,178
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	875	1,016
4.682%, 05/01/2038 (A)	555	625
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	500	526
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	340	372
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,288
5.500%, 03/25/2040	390	527
4.550%, 08/12/2043	1,615	1,969
4.375%, 05/11/2045	410	494
3.750%, 09/12/2046	545	603
3.125%, 11/07/2049	920	920
2.375%, 11/07/2029	1,170	1,158
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,595
Suncor Energy
6.850%, 06/01/2039	250	353
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,365	3,543
5.350%, 05/15/2045	520	538

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
7.000%, 10/15/2028	$3,407	$4,323
Texas Eastern Transmission
7.000%, 07/15/2032	1,670	2,232
4.150%, 01/15/2048 (A)	815	865
TransCanada PipeLines
7.250%, 08/15/2038	1,175	1,672
4.875%, 05/15/2048	1,345	1,573
4.750%, 05/15/2038	580	662
4.625%, 03/01/2034	1,525	1,724
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,601
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,265	1,485
4.450%, 08/01/2042	805	839
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	536	568
Valero Energy
10.500%, 03/15/2039	1,397	2,368
Williams
7.500%, 01/15/2031	395	507
5.100%, 09/15/2045	525	559
4.850%, 03/01/2048	430	450
Williams Partners
6.300%, 04/15/2040	550	658

		114,526

Financials — 10.7%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,342	3,303
American International Group
4.750%, 04/01/2048	1,080	1,291
4.500%, 07/16/2044	2,885	3,294
3.875%, 01/15/2035	1,185	1,263
AXA Equitable Holdings
5.000%, 04/20/2048	1,117	1,205
Banco Santander
3.306%, 06/27/2029	430	443
Bank of America
6.110%, 01/29/2037	660	881
6.000%, 10/15/2036	3,400	4,652
Bank of America MTN
5.875%, 02/07/2042	2,650	3,741
5.000%, 01/21/2044	990	1,292
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	795	957
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	2,880	3,260
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	$1,050	$1,057
Barclays
4.950%, 01/10/2047	25	29
Berkshire Hathaway
4.500%, 02/11/2043	908	1,108
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,555
4.200%, 08/15/2048	2,420	2,854
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,569	2,140
BPCE MTN
3.500%, 10/23/2027 (A)	405	419
Brighthouse Financial
4.700%, 06/22/2047	1,052	951
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,369
Chubb INA Holdings
6.700%, 05/15/2036	627	913
4.350%, 11/03/2045	220	271
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,594
Citigroup
6.625%, 06/15/2032	1,225	1,627
4.750%, 05/18/2046	1,425	1,703
4.650%, 07/23/2048	735	912
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	914	1,092
4.125%, 07/25/2028	2,030	2,206
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,400	1,415
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	515	515
Cooperatieve Rabobank UA
5.250%, 08/04/2045	155	197
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	311
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	925	1,115
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	700	801
First Republic Bank
4.625%, 02/13/2047	567	661
FMR
5.150%, 02/01/2043 (A)	540	683
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,160
6.250%, 02/01/2041	2,834	3,974
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	2,115	2,408

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	$4,545	$4,928
Goldman Sachs Group MTN
4.800%, 07/08/2044	635	777
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,385	1,752
Hartford Financial Services Group
6.625%, 03/30/2040	440	609
HSBC Bank USA
7.000%, 01/15/2039	585	857
HSBC Holdings
6.800%, 06/01/2038	1,067	1,509
6.500%, 09/15/2037	2,400	3,260
Intesa Sanpaolo
4.700%, 09/23/2049 (A)	550	565
JPMorgan Chase
6.400%, 05/15/2038	996	1,433
5.600%, 07/15/2041	1,746	2,374
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,160	1,327
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	1,530	1,739
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	2,385	2,693
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,410
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	2,100	2,095
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,895	2,333
Liberty Mutual Group
4.500%, 06/15/2049 (A)	690	767
3.951%, 10/15/2050 (A)	2,919	2,978
Lloyds Banking Group
4.344%, 01/09/2048	391	412
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,131
Markel
4.150%, 09/17/2050	1,885	1,923
Marsh & McLennan
4.750%, 03/15/2039	909	1,114
4.200%, 03/01/2048	800	916
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	543	542
MetLife
5.875%, 02/06/2041	280	385
4.875%, 11/13/2043	940	1,169
4.721%, 12/15/2044	255	311
4.050%, 03/01/2045	1,681	1,911
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	340	389
3.751%, 07/18/2039	935	1,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Moody's
4.875%, 12/17/2048	$1,055	$1,333
Morgan Stanley
3.625%, 01/20/2027	370	394
Morgan Stanley MTN
6.375%, 07/24/2042	1,194	1,771
6.250%, 08/09/2026	940	1,145
4.300%, 01/27/2045	1,950	2,302
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	601
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,530	1,644
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	660	717
Nationwide Financial Services
3.900%, 11/30/2049 (A)	495	507
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	144
New York Life Insurance
6.750%, 11/15/2039 (A)	890	1,327
5.875%, 05/15/2033 (A)	852	1,126
4.450%, 05/15/2069 (A)	1,150	1,366
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,298	1,325
PNC Bank
4.050%, 07/26/2028	1,790	1,977
2.700%, 10/22/2029	345	344
PNC Financial Services Group
3.450%, 04/23/2029	750	801
Prudential Financial MTN
5.700%, 12/14/2036	1,857	2,501
Raymond James Financial
4.950%, 07/15/2046	935	1,114
Royal Bank of Scotland Group
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	486	558
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	835	875
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	605	618
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	710	890
4.270%, 05/15/2047 (A)	980	1,138
Travelers
4.000%, 05/30/2047	665	765
Wells Fargo
5.950%, 08/26/2036	1,000	1,338
5.850%, 02/01/2037	3,790	5,044
5.606%, 01/15/2044	405	534

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 05/01/2045	$1,500	$1,701
Wells Fargo MTN
4.900%, 11/17/2045	365	453
4.750%, 12/07/2046	255	312
4.650%, 11/04/2044	1,620	1,938
4.400%, 06/14/2046	1,410	1,628
4.150%, 01/24/2029	1,030	1,147
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	331	352
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	1,085	1,090
Westpac Banking
4.421%, 07/24/2039	215	233
Willis North America
3.875%, 09/15/2049	860	850
XLIT
5.250%, 12/15/2043	587	774

		153,411

Health Care — 7.1%
Abbott Laboratories
4.900%, 11/30/2046	2,055	2,729
AbbVie
4.875%, 11/14/2048	1,095	1,252
4.700%, 05/14/2045	1,485	1,651
4.500%, 05/14/2035	1,890	2,093
4.450%, 05/14/2046	800	860
4.400%, 11/06/2042	1,899	2,050
4.250%, 11/21/2049 (A)	3,051	3,206
4.050%, 11/21/2039 (A)	550	573
3.200%, 11/21/2029 (A)	450	457
Allergan Funding SCS
4.850%, 06/15/2044	650	721
4.550%, 03/15/2035	2,030	2,211
Amgen
4.950%, 10/01/2041	825	986
4.663%, 06/15/2051	570	674
4.563%, 06/15/2048	962	1,123
4.400%, 05/01/2045	2,892	3,270
Anthem
4.650%, 01/15/2043	140	158
4.650%, 08/15/2044	250	282
4.550%, 03/01/2048	685	773
4.375%, 12/01/2047	3,087	3,384
3.700%, 09/15/2049	840	832
AstraZeneca
6.450%, 09/15/2037	1,721	2,429
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,200
Boston Scientific
4.700%, 03/01/2049	570	699
4.550%, 03/01/2039	660	780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2029	$162	$180
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	755	897
Celgene
5.000%, 08/15/2045	270	347
4.625%, 05/15/2044	1,505	1,827
Celgene Corp
4.550%, 02/20/2048	1,044	1,280
Cigna
4.900%, 12/15/2048	1,475	1,747
4.800%, 08/15/2038	720	833
4.800%, 07/15/2046 (A)	2,519	2,895
4.375%, 10/15/2028	860	954
3.875%, 10/15/2047 (A)	500	505
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	727
CVS Health
5.125%, 07/20/2045	1,425	1,684
5.050%, 03/25/2048	8,885	10,512
4.780%, 03/25/2038	2,180	2,476
3.250%, 08/15/2029	345	350
EMD Finance LLC
3.250%, 03/19/2025 (A)	1,540	1,586
Gilead Sciences
4.800%, 04/01/2044	858	1,030
4.750%, 03/01/2046	5	6
4.600%, 09/01/2035	1,080	1,288
4.500%, 02/01/2045	1,670	1,937
GlaxoSmithKline Capital
6.375%, 05/15/2038	590	859
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,534
HCA
5.250%, 06/15/2049	1,600	1,801
Humana
4.950%, 10/01/2044	835	978
3.950%, 08/15/2049	1,600	1,675
Johnson & Johnson
3.400%, 01/15/2038	2,400	2,590
Medtronic
4.625%, 03/15/2045	581	744
4.375%, 03/15/2035	1,096	1,313
Merck
4.150%, 05/18/2043	710	850
Mylan
5.250%, 06/15/2046	315	347
New York and Presbyterian Hospital
4.763%, 08/01/2116	309	366
3.954%, 08/01/2119	395	405
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,363

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pfizer
4.000%, 12/15/2036	$1,010	$1,172
4.000%, 03/15/2049	920	1,080
Stryker
4.100%, 04/01/2043	805	893
Thermo Fisher Scientific
4.100%, 08/15/2047	630	717
2.600%, 10/01/2029	83	82
UnitedHealth Group
6.875%, 02/15/2038	885	1,322
6.625%, 11/15/2037	555	809
4.625%, 07/15/2035	830	1,015
4.250%, 04/15/2047	1,075	1,242
4.200%, 01/15/2047	925	1,060
3.700%, 08/15/2049	1,405	1,508
Wyeth
6.000%, 02/15/2036	2,255	3,090
5.950%, 04/01/2037	936	1,300
Zoetis
4.450%, 08/20/2048	205	242

		98,811

Industrials — 5.8%
3M
3.250%, 08/26/2049	450	446
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	722
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	964
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	376
Boeing
3.950%, 08/01/2059	935	1,026
3.750%, 02/01/2050	1,025	1,107
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,288
6.150%, 05/01/2037	785	1,106
5.750%, 05/01/2040	385	524
4.900%, 04/01/2044	280	350
4.400%, 03/15/2042	2,340	2,736
4.125%, 06/15/2047	800	926
4.050%, 06/15/2048	320	366
Canadian National Railway
6.200%, 06/01/2036	511	721
3.650%, 02/03/2048	575	643
Canadian Pacific Railway
6.125%, 09/15/2115	2,962	4,384
Caterpillar
3.250%, 09/19/2049	525	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$3,824	$4,038
Crane
4.200%, 03/15/2048	450	464
CSX
4.750%, 05/30/2042	1,505	1,785
FedEx
5.100%, 01/15/2044	275	309
4.550%, 04/01/2046	2,273	2,381
4.400%, 01/15/2047	405	412
4.100%, 02/01/2045	275	273
4.050%, 02/15/2048	210	206
3.900%, 02/01/2035	700	715
GE Capital International Funding Unlimited
4.418%, 11/15/2035	7,881	8,483
General Electric MTN
5.875%, 01/14/2038	6,519	7,990
2.390%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	956
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	380	423
Johnson Controls International
4.950%, 07/02/2064	225	236
Kansas City Southern
4.200%, 11/15/2069	453	465
Lockheed Martin
4.700%, 05/15/2046	2,250	2,843
4.070%, 12/15/2042	718	828
3.600%, 03/01/2035	1,085	1,200
Norfolk Southern
5.100%, 08/01/2118	2,250	2,701
4.800%, 08/15/2043	528	620
4.450%, 06/15/2045	632	741
4.050%, 08/15/2052	664	741
3.942%, 11/01/2047	751	821
Northrop Grumman
4.750%, 06/01/2043	1,275	1,554
4.030%, 10/15/2047	995	1,116
3.850%, 04/15/2045	1,100	1,198
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	184	199
Parker-Hannifin
4.000%, 06/14/2049	450	483
Parker-Hannifin MTN
4.450%, 11/21/2044	405	456
Rockwell Collins
4.350%, 04/15/2047	900	1,068
TTX
4.600%, 02/01/2049 (A)	844	1,047

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
4.500%, 09/10/2048	$1,900	$2,283
4.375%, 09/10/2038	585	675
3.799%, 10/01/2051	555	604
Union Pacific MTN
3.550%, 08/15/2039	620	651
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	560	609
United Parcel Service
3.750%, 11/15/2047	595	645
3.400%, 09/01/2049	385	393
United Technologies
5.700%, 04/15/2040	1,935	2,629
4.625%, 11/16/2048	375	470
4.500%, 06/01/2042	2,140	2,581
3.750%, 11/01/2046	1,615	1,776
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	902	984
Waste Management
4.150%, 07/15/2049	705	818
3.900%, 03/01/2035	500	556
WW Grainger
4.600%, 06/15/2045	340	409
4.200%, 05/15/2047	797	897

		82,956

Information Technology — 3.8%
Activision Blizzard
4.500%, 06/15/2047	395	448
Apple
4.650%, 02/23/2046	1,789	2,253
4.500%, 02/23/2036	760	929
4.450%, 05/06/2044	765	933
4.375%, 05/13/2045	2,655	3,213
3.850%, 05/04/2043	145	163
3.850%, 08/04/2046	595	672
3.750%, 09/12/2047	750	838
3.450%, 02/09/2045	1,455	1,539
Applied Materials
4.350%, 04/01/2047	966	1,176
Broadcom
3.500%, 01/15/2028	325	322
Cisco Systems
5.900%, 02/15/2039	858	1,210
Corning
5.850%, 11/15/2068	1,953	2,309
5.450%, 11/15/2079	1,160	1,271
Fidelity National Information Services
4.750%, 05/15/2048	570	687

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fiserv
4.400%, 07/01/2049	$1,290	$1,437
Global Payments
4.150%, 08/15/2049	635	665
Intel
3.734%, 12/08/2047	1,615	1,774
3.250%, 11/15/2049	795	808
Juniper Networks
5.950%, 03/15/2041	1,526	1,728
KLA
5.000%, 03/15/2049	527	639
Mastercard
3.650%, 06/01/2049	540	606
Microsoft
4.875%, 12/15/2043	2,572	3,400
4.250%, 02/06/2047	1,954	2,423
4.100%, 02/06/2037	2,280	2,696
4.000%, 02/12/2055	1,864	2,215
3.950%, 08/08/2056	1,020	1,198
3.700%, 08/08/2046	2,350	2,686
3.450%, 08/08/2036	525	579
NXP BV
5.550%, 12/01/2028 (A)	355	411
Oracle
4.375%, 05/15/2055	1,260	1,484
4.300%, 07/08/2034	265	309
4.125%, 05/15/2045	1,695	1,914
4.000%, 07/15/2046	2,090	2,339
4.000%, 11/15/2047	590	661
3.800%, 11/15/2037	3,125	3,437
Visa
4.300%, 12/14/2045	1,390	1,713
4.150%, 12/14/2035	640	763

		53,848

Materials — 1.1%
Amcor Finance USA
4.500%, 05/15/2028 (A)	490	534
BHP Billiton Finance USA
5.000%, 09/30/2043	750	976
DowDuPont
5.419%, 11/15/2048	725	903
DuPont de Nemours
5.319%, 11/15/2038	985	1,185
FMC
4.500%, 10/01/2049	605	655
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,026	1,149
International Flavors & Fragrances
5.000%, 09/26/2048	1,675	1,957
International Paper
5.150%, 05/15/2046	695	802

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	167

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 08/15/2048	$600	$636
LYB International Finance III LLC
4.200%, 10/15/2049	945	967
Newmont Goldcorp
6.250%, 10/01/2039	1,070	1,426
5.875%, 04/01/2035	185	241
Packaging Corp of America
4.050%, 12/15/2049	620	646
Rohm & Haas
7.850%, 07/15/2029	140	186
Southern Copper
5.875%, 04/23/2045	155	189
Vulcan Materials
4.500%, 06/15/2047	270	299
WRKCo
4.900%, 03/15/2029	420	480
4.200%, 06/01/2032	470	518

		13,749

Real Estate — 1.3%
Alexandria Real Estate Equities
4.000%, 02/01/2050	50	55
3.375%, 08/15/2031	275	287
Boston Properties
2.900%, 03/15/2030	470	468
CubeSmart
3.000%, 02/15/2030	425	421
CyrusOne
3.450%, 11/15/2029	285	285
GLP Capital
5.300%, 01/15/2029	965	1,066
4.000%, 01/15/2030	545	550
HCP
6.750%, 02/01/2041	970	1,377
Healthcare Realty Trust
3.625%, 01/15/2028	700	729
Hospitality Properties Trust
4.375%, 02/15/2030	1,523	1,475
Hudson Pacific Properties
4.650%, 04/01/2029	390	430
3.250%, 01/15/2030	355	353
National Retail Properties
4.800%, 10/15/2048	805	982
Regency Centers
4.650%, 03/15/2049	780	941
4.400%, 02/01/2047	385	443
Simon Property Group
6.750%, 02/01/2040	634	939
3.250%, 09/13/2049	700	694
Ventas Realty
5.700%, 09/30/2043	2,537	3,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
5.125%, 03/15/2043	$2,499	$2,952
4.950%, 09/01/2048	722	873

		18,582

Utilities — 9.4%
AEP Transmission LLC
3.800%, 06/15/2049	405	448
Alabama Power
4.300%, 07/15/2048	745	890
4.150%, 08/15/2044	1,045	1,190
3.700%, 12/01/2047	1,546	1,671
3.450%, 10/01/2049	1,220	1,260
American Water Capital
4.150%, 06/01/2049	2,435	2,798
3.750%, 09/01/2047	380	409
Appalachian Power
4.500%, 03/01/2049	600	717
4.450%, 06/01/2045	650	764
Baltimore Gas & Electric
5.200%, 06/15/2033	1,238	1,507
Berkshire Hathaway Energy
6.125%, 04/01/2036	5,931	8,205
Black Hills
4.350%, 05/01/2033	495	551
4.200%, 09/15/2046	500	534
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	850	955
Bruce Mansfield Unit
6.850%, 06/01/2034 (C)	654	542
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,001
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (A)	840	838
Cleco Power
6.000%, 12/01/2040	750	953
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,823
4.000%, 03/01/2048	800	912
3.700%, 08/15/2028	1,245	1,374
3.200%, 11/15/2049	445	447
Connecticut Light & Power
4.000%, 04/01/2048	600	701
Consolidated Edison of New York
6.750%, 04/01/2038	695	1,012
6.300%, 08/15/2037	865	1,205
4.500%, 05/15/2058	750	885
4.450%, 03/15/2044	745	874
3.850%, 06/15/2046	500	547
3.700%, 11/15/2059	600	620
Consumers Energy
3.100%, 08/15/2050	460	465

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dominion Energy
5.250%, 08/01/2033	$2,830	$3,401
4.900%, 08/01/2041	1,785	2,104
DTE Electric
4.050%, 05/15/2048	585	688
Duke Energy
3.750%, 09/01/2046	800	834
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,690	2,330
6.000%, 01/15/2038	614	838
5.300%, 02/15/2040	2,230	2,899
4.250%, 12/15/2041	1,500	1,743
3.750%, 06/01/2045	175	192
3.200%, 08/15/2049	150	149
Duke Energy Florida LLC
6.400%, 06/15/2038	290	426
6.350%, 09/15/2037	550	779
Duke Energy Indiana LLC
6.350%, 08/15/2038	445	638
4.900%, 07/15/2043	900	1,129
3.750%, 05/15/2046	845	917
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	2,764
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	798
Electricite de France
6.000%, 01/22/2114 (A)	1,231	1,481
5.000%, 09/21/2048 (A)	930	1,112
4.950%, 10/13/2045 (A)	740	875
4.750%, 10/13/2035 (A)	245	280
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,483
Entergy Louisiana LLC
4.200%, 04/01/2050	945	1,127
Entergy Texas
3.550%, 09/30/2049	575	594
Exelon
4.950%, 06/15/2035	1,360	1,588
Exelon Generation LLC
5.600%, 06/15/2042	1,140	1,335
FirstEnergy
4.850%, 07/15/2047	360	427
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,350	1,725
Florida Power & Light
5.960%, 04/01/2039	1,705	2,402
5.690%, 03/01/2040	1,401	1,919
5.400%, 09/01/2035	2,315	2,933
3.990%, 03/01/2049	360	422
3.150%, 10/01/2049	840	856
Georgia Power
4.300%, 03/15/2042	730	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	$1,131	$1,504
4.700%, 09/01/2045 (A)	790	944
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,859
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,889
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,558
Massachusetts Electric
5.900%, 11/15/2039 (A)	476	644
MidAmerican Energy
4.800%, 09/15/2043	725	907
4.400%, 10/15/2044	950	1,141
4.250%, 05/01/2046	565	677
3.150%, 04/15/2050	1,330	1,345
MidAmerican Energy MTN
5.800%, 10/15/2036	425	566
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,423
NiSource
5.950%, 06/15/2041	545	705
Northern States Power
5.350%, 11/01/2039	2,095	2,783
3.400%, 08/15/2042	590	618
NSTAR Electric
4.400%, 03/01/2044	890	1,043
Oglethorpe Power
5.250%, 09/01/2050	1,201	1,455
5.050%, 10/01/2048	1,120	1,348
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,180	2,894
5.250%, 09/30/2040	1,200	1,554
3.100%, 09/15/2049	530	529
PacifiCorp
6.000%, 01/15/2039	655	908
PECO Energy
3.900%, 03/01/2048	620	700
Piedmont Natural Gas
4.650%, 08/01/2043	330	380
PPL Electric Utilities
4.150%, 06/15/2048	530	615
Public Service Electric & Gas MTN
4.050%, 05/01/2048	480	563
Public Service of Colorado
6.500%, 08/01/2038	725	1,057
6.250%, 09/01/2037	900	1,277
4.050%, 09/15/2049	1,025	1,209
3.200%, 03/01/2050	330	337
Puget Sound Energy
4.223%, 06/15/2048	880	1,027

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sempra Energy
6.000%, 10/15/2039	$865	$1,122
3.800%, 02/01/2038	785	809
Southern California Edison
6.050%, 03/15/2039	665	860
4.875%, 03/01/2049	182	217
4.650%, 10/01/2043	398	452
3.900%, 03/15/2043	350	361
Southern California Gas
3.750%, 09/15/2042	760	816
Southern Gas Capital
5.875%, 03/15/2041	1,568	2,022
4.400%, 06/01/2043	395	439
Southwestern Electric Power
6.200%, 03/15/2040	1,800	2,399
Southwestern Public Service
4.400%, 11/15/2048	635	760
Tampa Electric
4.300%, 06/15/2048	1,220	1,434
Virginia Electric & Power
4.450%, 02/15/2044	750	880
4.000%, 01/15/2043	450	503
3.300%, 12/01/2049	505	511
Wisconsin Public Service
3.300%, 09/01/2049	435	443

		131,576

Total Corporate Obligations (Cost $790,129) ($ Thousands)		911,263

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bills
1.894%, 12/26/2019 (B)	2,238	2,236
1.556%, 02/27/2020 (B)	12,325	12,278
U.S. Treasury Bonds
4.500%, 05/15/2038	19,337	26,746
4.250%, 05/15/2039	405	546
3.750%, 08/15/2041	1,915	2,444
3.750%, 11/15/2043	6,180	7,978
3.625%, 08/15/2043	2,167	2,743
3.625%, 02/15/2044	7,956	10,097
3.500%, 02/15/2039	10,237	12,578
3.125%, 11/15/2041	6,050	7,064
3.125%, 02/15/2043	3,060	3,582
3.125%, 08/15/2044	4,605	5,417
3.079%, 08/15/2043 (B)	9,912	5,852
3.000%, 11/15/2044	1,675	1,932
3.000%, 05/15/2045	5,845	6,756
3.000%, 05/15/2047	7,720	8,988
3.000%, 02/15/2048	32,095	37,435
3.000%, 02/15/2049	3,310	3,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.875%, 11/15/2046	$5,520	$6,274
2.875%, 05/15/2049	1,260	1,442
2.750%, 08/15/2042	16,270	17,923
2.750%, 11/15/2047	5,500	6,121
2.500%, 02/15/2045	5,326	5,628
2.500%, 05/15/2046	6,990	7,395
2.375%, 11/15/2049	29,975	31,113
2.250%, 08/15/2046	18,890	19,030
2.250%, 08/15/2049	43,549	43,964
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	5,386	5,985
U.S. Treasury Notes
2.875%, 11/30/2023	385	403
2.750%, 08/31/2023	3,100	3,227
2.625%, 02/15/2029	738	791
2.000%, 10/31/2022	2,095	2,118
2.000%, 11/30/2022	23,565	23,834
1.875%, 01/31/2022	18,770	18,867
1.750%, 11/15/2029	4,505	4,493
1.625%, 08/15/2029	1,350	1,330
1.375%, 10/15/2022	8,320	8,266

Total U.S. Treasury Obligations (Cost $338,246) ($ Thousands)		366,751

MUNICIPAL BONDS — 4.1%

California — 2.2%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	939
California State, Build America Project, GO
7.625%, 03/01/2040	790	1,277
7.550%, 04/01/2039	295	479
7.500%, 04/01/2034	3,965	6,032
Los Angeles, Community College District, Build America Project, GO 6.750%, 08/01/2049	590	977
Los Angeles, Department of Water & Power, Build America Project, RB 6.008%, 07/01/2039	3,000	3,960
Los Angeles, Unified School District, Build America Project, GO 5.750%, 07/01/2034	1,875	2,436
Los Angeles, Unified School District, Build America Project, Ser RY, GO 6.758%, 07/01/2034	1,360	1,906
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB 6.548%, 05/15/2048	1,430	2,115

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	$3,805	$5,168
State of California, Build America Project, GO
7.350%, 11/01/2039	1,925	2,979
University of California, Ser AD, RB
4.858%, 05/15/2112	1,175	1,512
University of California, Ser AP, RB
3.931%, 05/15/2045	475	524

		30,304

District of Columbia — 0.2%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,070

Florida — 0.1%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	939

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	626	864

Illinois — 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,298
Illinois State, GO
5.100%, 06/01/2033	780	840
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	1,780	2,382

		4,520

Michigan — 0.2%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,511

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$60	$96

New York — 0.6%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	650
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	950	1,184
New York City Water & Sewer System, RB Pre-Refunded @ 100
5.375%, 12/15/2020 (D)	395	412
New York City Water & Sewer System, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	205	214
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	910	1,273
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	885	1,140
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,139
5.289%, 03/15/2033	1,550	1,908

		9,920

Ohio — 0.1%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	535	700
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	153

		853

Texas — 0.2%
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	930	1,222
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	787
Permanent University Fund - University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	606
Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	984

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	$575	$770

		4,369

Total Municipal Bonds (Cost $47,423) ($ Thousands)		57,286

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	6,607
Residual Funding Corp
4.042%, 04/15/2030 (B)	17,770	14,107
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	6,278
0.000%, 01/15/2038 (B)	3,700	2,227

Total U.S. Government Agency Obligations (Cost $24,595) ($ Thousands)		29,219

MORTGAGE-BACKED SECURITIES — 1.2%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	102	113
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	545	562
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	7,162	7,882
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,232	1,468
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	657	739
FNMA CMO, Ser 2007-68, Cl SC, IO
4.992%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	22	5
GNMA ARM
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	38	39
GNMA CMO, Ser 2009-8, Cl PS, IO
4.538%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	58	5
GNMA CMO, Ser 2010-4, Cl NS, IO
4.628%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	84	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	$6,051	$5,425

		16,254

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
1.943%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	64	64
Harborview Mortgage Loan Trust, Ser 2004- 8, Cl 2A4A
2.533%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	112	112
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.488%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	76	67
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	34	32
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.568%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	15	14
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	13	14
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	1	1
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.284%, 12/25/2034 (E)	24	25
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.038%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	72	71

		400

Total Mortgage-Backed Securities (Cost $10,372) ($ Thousands)		16,654

SOVEREIGN DEBT — 0.5%
Chile Government International Bond
3.500%, 01/25/2050	435	457
Colombia Government International Bond
5.625%, 02/26/2044	695	851
5.200%, 05/15/2049	835	987

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Israel Government AID Bond
5.500%, 09/18/2033	$1,400	$1,943
Mexico Government International Bond
5.750%, 10/12/2110	334	389
4.500%, 01/31/2050	1,685	1,784
Minera Mexico
4.500%, 01/26/2050 (A)	75	73
Nacional del Cobre de Chile
4.375%, 02/05/2049 (A)	215	234
Panama Government International Bond
3.870%, 07/23/2060	335	356
Uruguay Government International Bond
5.100%, 06/18/2050	370	442

Total Sovereign Debt (Cost $6,659) ($ Thousands)		7,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.0%

Other Asset-Backed Securities — 0.0%

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.260%, 03/25/2037	$180	$186
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	2	3

Total Asset-Backed Securities (Cost $143) ($ Thousands)		189

	Shares

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	26,721,608	26,722

Total Cash Equivalent (Cost $26,722) ($ Thousands)		26,722

Total Investments in Securities — 100.5% (Cost $1,244,289) ($ Thousands)		$1,415,600

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	45	Mar-2020	$5,835	$5,822	$(13)
U.S. 2-Year Treasury Note	492	Apr-2020	106,116	106,068	(48)
U.S. 5-Year Treasury Note	536	Apr-2020	63,847	63,767	(80)
U.S. Long Treasury Bond	(513)	Mar-2020	(81,835)	(81,551)	284
U.S. Ultra Long Treasury Bond	686	Mar-2020	128,780	128,775	(5)
Ultra 10-Year U.S. Treasury Note	(178)	Mar-2020	(25,346)	(25,315)	31

			$197,397	$197,566	$169

Percentages are based on Net Assets of $1,408,290 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $92,765 ($ Thousands), representing 6.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd — Limited

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	911,263	–	911,263
U.S. Treasury Obligations	–	366,751	–	366,751
Municipal Bonds	–	57,286	–	57,286
U.S. Government Agency Obligations	–	29,219	–	29,219
Mortgage-Backed Securities	–	16,654	–	16,654
Sovereign Debt	–	7,516	–	7,516
Asset-Backed Securities	–	189	–	189
Cash Equivalent	26,722	–	–	26,722

Total Investments in Securities	26,722	1,388,878	–	1,415,600

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$315	$–	$–	$315
Unrealized Depreciation	(146)	–	–	(146)

Total Other Financial Instruments	$169	$–	$–	$169

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 16,326	$ 275,334	$ (264,938)	$ —	$ —	$ 26,722	26,721,608	$ 173	$ —

The accompanying notes are an integral part of the financial statements.

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.1%

Communication Services — 6.6%
America Movil
6.125%, 03/30/2040	$6,750	$9,164
4.375%, 04/22/2049	5,130	5,917
AT&T
8.750%, 11/15/2031	1,391	2,138
6.350%, 03/15/2040	3,070	4,017
5.250%, 03/01/2037	875	1,041
4.800%, 06/15/2044	979	1,106
4.650%, 06/01/2044	1,100	1,202
4.500%, 05/15/2035	3,024	3,350
4.350%, 06/15/2045	2,779	2,966
Baidu
4.875%, 11/14/2028	1,010	1,143
CBS
5.900%, 10/15/2040	40	49
Charter Communications Operating LLC
6.834%, 10/23/2055	580	741
6.484%, 10/23/2045	1,330	1,649
6.384%, 10/23/2035	790	986
Comcast
6.550%, 07/01/2039	290	421
6.500%, 11/15/2035	2,096	2,953
6.400%, 05/15/2038	2,837	4,056
6.400%, 03/01/2040	735	1,060
5.650%, 06/15/2035	4,600	6,038
4.950%, 10/15/2058	24,772	32,355
4.750%, 03/01/2044	2,900	3,540
4.700%, 10/15/2048	6,485	8,052
4.650%, 07/15/2042	2,950	3,566
4.600%, 10/15/2038	8,155	9,799
4.600%, 08/15/2045	6,340	7,684
4.500%, 01/15/2043	6,380	7,546
4.250%, 01/15/2033	5,330	6,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/15/2034	$18,390	$21,260
4.049%, 11/01/2052	16,685	18,854
4.000%, 03/01/2048	1,180	1,320
3.999%, 11/01/2049	2,259	2,529
3.969%, 11/01/2047	3,765	4,187
3.900%, 03/01/2038	4,010	4,449
3.400%, 07/15/2046	10,114	10,365
3.200%, 07/15/2036	1,000	1,020
Cox Communications
4.700%, 12/15/2042 (A)	880	962
Discovery Communications LLC
6.350%, 06/01/2040	2	3
5.300%, 05/15/2049	2,940	3,394
Fox
5.576%, 01/25/2049 (A)	775	988
Level 3 Financing
3.875%, 11/15/2029 (A)	535	538
NBCUniversal Media LLC
6.400%, 04/30/2040	1,785	2,566
5.950%, 04/01/2041	3,575	4,902
4.450%, 01/15/2043	3,300	3,853
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,538
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	2,100	2,284
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,411
3.595%, 01/19/2028 (A)	1,455	1,514
TWDC Enterprises 18
4.125%, 12/01/2041	2,150	2,498
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,516
Verizon Communications
5.250%, 03/16/2037	1,230	1,554
5.012%, 04/15/2049	765	984
4.862%, 08/21/2046	1,185	1,482
4.522%, 09/15/2048	3,465	4,181
Viacom
5.850%, 09/01/2043	2,680	3,305
5.250%, 04/01/2044	190	217
4.850%, 12/15/2034	300	313
4.375%, 03/15/2043	1,620	1,673
Vodafone Group
5.250%, 05/30/2048	1,055	1,260
4.875%, 06/19/2049	905	1,026
Walt Disney
6.400%, 12/15/2035	3,293	4,770
4.750%, 09/15/2044 (A)	175	224
2.750%, 09/01/2049	32,269	31,060

		273,696

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	175

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 2.9%
Alibaba Group Holding
4.400%, 12/06/2057	$1,750	$1,996
4.000%, 12/06/2037	2,713	2,935
Alibaba Group Holding Ltd
4.200%, 12/06/2047	3,987	4,474
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	972
Amazon.com
4.250%, 08/22/2057	1,240	1,522
4.050%, 08/22/2047	11,269	13,466
3.875%, 08/22/2037	8,187	9,326
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,572
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	6,015	6,409
Grupo Televisa
6.625%, 01/15/2040	20	25
Home Depot
5.950%, 04/01/2041	1,980	2,798
5.875%, 12/16/2036	2,383	3,298
4.875%, 02/15/2044	105	134
4.500%, 12/06/2048	7,510	9,381
4.400%, 03/15/2045	4,515	5,445
4.250%, 04/01/2046	10,431	12,373
4.200%, 04/01/2043	3,690	4,280
3.900%, 06/15/2047	12,135	13,840
Kohl's
5.550%, 07/17/2045	1,309	1,332
Lowe's
4.050%, 05/03/2047	2,581	2,774
3.700%, 04/15/2046	1,285	1,313
McDonald's MTN
4.450%, 09/01/2048	825	962
NIKE
3.625%, 05/01/2043	1,545	1,679
QVC
5.950%, 03/15/2043	2,305	2,278
5.450%, 08/15/2034	780	773
Target
7.000%, 01/15/2038	440	692
6.500%, 10/15/2037	2,601	3,908
4.000%, 07/01/2042	3,351	3,873
Time Warner Cable LLC
5.875%, 11/15/2040	385	445
5.500%, 09/01/2041	500	556
4.500%, 09/15/2042	1,000	1,001
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,267

		118,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 8.8%
Advocate Health & Hospitals
4.272%, 08/15/2048	$2,717	$3,183
Aetna
4.125%, 11/15/2042	3,350	3,454
3.875%, 08/15/2047	1,000	1,008
Alcon Finance
3.800%, 09/23/2049 (A)	550	578
Allina Health System
3.887%, 04/15/2049	2,554	2,827
Altria Group
10.200%, 02/06/2039	2,501	4,041
9.950%, 11/10/2038	1,665	2,684
5.800%, 02/14/2039	2,225	2,615
4.250%, 08/09/2042	420	423
3.875%, 09/16/2046	1,300	1,234
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,750	7,522
8.000%, 11/15/2039	3,076	4,903
4.375%, 04/15/2038	2,600	2,931
3.750%, 07/15/2042	670	696
Anheuser-Busch LLC
4.900%, 02/01/2046	11,452	13,756
Archer-Daniels-Midland
4.500%, 03/15/2049	2,106	2,604
Ascension Health
4.847%, 11/15/2053	520	679
3.106%, 11/15/2039	2,975	2,989
Baptist Health South Florida
4.342%, 11/15/2041	610	703
Barnabas Health
4.000%, 07/01/2028	2,240	2,406
BAT Capital
4.758%, 09/06/2049	2,805	2,837
4.540%, 08/15/2047	1,955	1,908
4.390%, 08/15/2037	8,085	8,013
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	945	1,080
4.700%, 07/15/2064 (A)	3,530	3,475
4.625%, 06/25/2038 (A)	645	707
4.400%, 07/15/2044 (A)	2,685	2,750
3.950%, 04/15/2045 (A)	2,680	2,565
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,238
Boston University
4.061%, 10/01/2048	1,800	2,155
Bowdoin College
4.693%, 07/01/2112	370	417
City of Hope
5.623%, 11/15/2043	850	1,163
Clorox
3.100%, 10/01/2027	1,795	1,875

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Coca-Cola Femsa
5.250%, 11/26/2043	$3,070	$3,870
CommonSpirit Health
4.187%, 10/01/2049	2,925	2,976
3.817%, 10/01/2049	3,360	3,337
Conagra Brands
5.400%, 11/01/2048	760	905
Constellation Brands
4.650%, 11/15/2028	585	661
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	5,048
Diageo Capital
5.875%, 09/30/2036	485	661
Duke University Health System
3.920%, 06/01/2047	3,825	4,380
Estee Lauder
3.125%, 12/01/2049	3,335	3,376
Ford Foundation
3.859%, 06/01/2047	2,500	2,904
Georgetown University
5.215%, 10/01/2118	3,159	4,254
4.315%, 04/01/2049	2,190	2,679
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,723
Heineken
4.350%, 03/29/2047 (A)	700	804
Highmark
6.125%, 05/15/2041 (A)	550	678
4.750%, 05/15/2021 (A)	665	685
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,310	2,684
Johns Hopkins Health System
3.837%, 05/15/2046	640	738
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,380
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	6,206
3.266%, 11/01/2049	4,025	4,063
Kimberly-Clark
5.300%, 03/01/2041	555	747
3.900%, 05/04/2047	3,275	3,711
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,447
6.750%, 03/15/2032	575	716
5.000%, 07/15/2035	215	234
5.000%, 06/04/2042	200	212
4.875%, 10/01/2049 (A)	6,320	6,573
4.375%, 06/01/2046	1,810	1,763
3.750%, 04/01/2030 (A)	2,545	2,604
Kroger
5.400%, 01/15/2049	3,021	3,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mars
4.200%, 04/01/2059 (A)	$1,485	$1,728
4.125%, 04/01/2054 (A)	2,995	3,469
3.950%, 04/01/2049 (A)	5,580	6,419
3.875%, 04/01/2039 (A)	2,020	2,279
3.600%, 04/01/2034 (A)	2,450	2,725
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	5,486
3.959%, 07/01/2038	1,927	2,223
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,600	2,645
Nestle Holdings
4.000%, 09/24/2048 (A)	2,010	2,351
3.900%, 09/24/2038 (A)	4,915	5,652
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,514
Northwell Healthcare
4.260%, 11/01/2047	790	869
Northwestern University
3.688%, 12/01/2038	2,070	2,274
Novartis Capital
4.000%, 11/20/2045	3,935	4,635
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,773
4.368%, 07/01/2047	1,950	2,251
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,076
PepsiCo
4.250%, 10/22/2044	1,000	1,198
4.000%, 05/02/2047	4,109	4,820
3.450%, 10/06/2046	9,782	10,534
3.375%, 07/29/2049	5,600	5,965
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	420	585
4.875%, 11/15/2043	3,595	4,300
4.500%, 03/20/2042	7,145	8,180
4.250%, 11/10/2044	500	558
4.125%, 03/04/2043	2,166	2,353
3.875%, 08/21/2042	4,245	4,467
President & Fellows of Harvard College
3.619%, 10/01/2037	400	440
Princeton University
5.700%, 03/01/2039	1,399	1,986
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,800
2.532%, 10/01/2029	3,015	2,978
Reynolds American
8.125%, 05/01/2040	2,010	2,720
5.850%, 08/15/2045	1,515	1,713

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	177

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Roche Holdings
2.375%, 01/28/2027 (A)	$3,815	$3,864
Stanford Health Care
3.795%, 11/15/2048	8,587	9,640
Tyson Foods
5.100%, 09/28/2048	275	342
Unilever Capital
2.125%, 09/06/2029	4,885	4,768
University of Chicago
4.411%, 10/01/2044	715	763
4.003%, 10/01/2053	2,475	2,945
University of Southern California
3.841%, 10/01/2047	1,580	1,856
3.028%, 10/01/2039	2,300	2,370
Walmart
4.050%, 06/29/2048	30,441	36,447
4.000%, 04/11/2043	5,690	6,623
3.950%, 06/28/2038	4,950	5,774
3.625%, 12/15/2047	5,935	6,673
2.950%, 09/24/2049	2,579	2,593
Willis-Knighton Medical Center
4.813%, 09/01/2048	3,030	3,686

		364,445

Energy — 5.0%
Baker Hughes a GE LLC
4.080%, 12/15/2047	1,260	1,284
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,495
BP Capital Markets America
3.937%, 09/21/2028	3,075	3,387
Burlington Resources LLC
5.950%, 10/15/2036	360	485
Cenovus Energy
6.750%, 11/15/2039	2,300	2,850
Concho Resources
4.850%, 08/15/2048	1,490	1,667
Conoco Funding
6.950%, 04/15/2029	2,593	3,511
ConocoPhillips
6.500%, 02/01/2039	13,828	20,111
5.900%, 05/15/2038	2,400	3,264
4.300%, 11/15/2044	7,490	8,741
Devon Financing
7.875%, 09/30/2031	1,315	1,839
Energy Transfer Operating
8.250%, 11/15/2029	95	120
6.250%, 04/15/2049	2,880	3,404
6.050%, 06/01/2041	1,460	1,621
5.300%, 04/15/2047	890	925
4.900%, 03/15/2035	82	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eni
5.700%, 10/01/2040 (A)	$2,285	$2,799
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,156
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,280	1,628
EOG Resources
3.900%, 04/01/2035	4,997	5,554
Equinor
6.500%, 12/01/2028 (A)	2,305	3,040
5.100%, 08/17/2040	1,415	1,826
4.800%, 11/08/2043	2,284	2,902
Exxon Mobil
3.567%, 03/06/2045	10,995	11,991
2.995%, 08/16/2039	2,346	2,373
Hess
6.000%, 01/15/2040	1,865	2,155
Kinder Morgan
5.550%, 06/01/2045	390	458
5.300%, 12/01/2034	500	572
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,107
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,261
MPLX
5.200%, 03/01/2047	725	764
4.700%, 04/15/2048	3,240	3,222
4.500%, 04/15/2038	475	474
Noble Energy
6.000%, 03/01/2041	360	425
Northern Natural Gas
4.300%, 01/15/2049 (A)	530	608
Occidental Petroleum
6.450%, 09/15/2036	190	231
6.200%, 03/15/2040	1,645	1,955
4.300%, 08/15/2039	462	467
4.465%, 10/10/2036 (B)	15,000	7,566
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	4,705	5,045
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,620	1,593
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	2,375	2,598
4.250%, 04/16/2039 (A)	1,000	1,076
Shell International Finance BV
6.375%, 12/15/2038	6,081	8,825
5.500%, 03/25/2040	1,840	2,485
4.550%, 08/12/2043	6,800	8,290
4.375%, 05/11/2045	4,165	5,019
4.000%, 05/10/2046	4,715	5,432
3.750%, 09/12/2046	10,646	11,792
3.625%, 08/21/2042	2,245	2,411

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 11/07/2049	$2,685	$2,684
2.375%, 11/07/2029	3,415	3,379
Southern Natural Gas
7.350%, 02/15/2031	730	952
Suncor Energy
5.950%, 12/01/2034	3,570	4,622
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,644
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	972	1,024
TC PipeLines
4.375%, 03/13/2025	1,300	1,374
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	3,054
Total Capital International
2.829%, 01/10/2030	3,255	3,349
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,512
6.200%, 10/15/2037	525	675
4.875%, 05/15/2048	2,140	2,502
4.625%, 03/01/2034	1,965	2,221
Williams Partners
6.300%, 04/15/2040	50	60
5.400%, 03/04/2044	1,000	1,091

		207,032

Financials — 20.7%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	3,194
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,560	7,842
Allstate
4.200%, 12/15/2046	2,010	2,367
3.850%, 08/10/2049	1,585	1,767
American International Group
4.750%, 04/01/2048	3,186	3,809
4.500%, 07/16/2044	2,970	3,391
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,500	2,873
4.872%, 02/15/2029 (A)	1,895	2,131
Banco Santander
3.306%, 06/27/2029	1,245	1,284
Bank of America
7.750%, 05/14/2038	1,275	1,987
6.110%, 01/29/2037	3,965	5,292
Bank of America MTN
5.875%, 02/07/2042	12,048	17,008
5.000%, 01/21/2044	2,250	2,936
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	11,755	14,149
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	4,150	4,797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	$10,410	$11,783
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	21,840	23,874
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	3,755	3,878
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	3,110	3,132
Bank of America NA
6.000%, 10/15/2036	2,585	3,537
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	50
BB&T MTN
3.875%, 03/19/2029	1,205	1,314
Berkshire Hathaway
4.500%, 02/11/2043	2,095	2,556
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	4,280
4.400%, 05/15/2042	2,250	2,691
4.300%, 05/15/2043	2,420	2,844
4.250%, 01/15/2049	5,505	6,539
4.200%, 08/15/2048	5,670	6,688
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,791
5.000%, 06/15/2044 (A)	3,450	4,249
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,465
Chubb
6.500%, 05/15/2038	1,110	1,652
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,095
4.350%, 11/03/2045	6,695	8,237
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,292
6.125%, 11/01/2034	3,553	4,795
Citigroup
8.125%, 07/15/2039	4,243	7,029
6.125%, 08/25/2036	690	898
4.650%, 07/30/2045	1,539	1,884
4.650%, 07/23/2048	10,918	13,555
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	979	1,170
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	7,110	7,748
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	6,905	6,977
Citigroup Capital III
7.625%, 12/01/2036	890	1,256
CME Group
4.150%, 06/15/2048	11,644	13,959

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	$2,536	$2,768
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (A)	1,085	1,213
3.743%, 09/12/2039 (A)	1,520	1,519
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	159
Credit Suisse Group
4.282%, 01/09/2028 (A)	120	130
DaimlerChrysler
8.500%, 01/18/2031	150	226
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,105
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	4,690
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	940	1,075
Fifth Third Bancorp
8.250%, 03/01/2038	1,795	2,765
First Union Capital II
7.950%, 11/15/2029	695	948
FMR
5.150%, 02/01/2043 (A)	260	329
4.950%, 02/01/2033 (A)	250	309
Goldman Sachs Capital I
6.345%, 02/15/2034	3,245	4,250
Goldman Sachs Group
6.750%, 10/01/2037	3,625	4,987
6.450%, 05/01/2036	730	962
6.250%, 02/01/2041	8,266	11,591
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	9,375	10,673
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	2,000	2,203
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	7,975	8,647
3.750%, 05/22/2025	2,250	2,379
Goldman Sachs Group MTN
4.800%, 07/08/2044	9,897	12,109
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	3,484
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,555
HSBC Bank USA
7.000%, 01/15/2039	5,890	8,631
HSBC Holdings
6.800%, 06/01/2038	6,819	9,647
6.500%, 09/15/2037	7,410	10,065
5.250%, 03/14/2044	9,330	11,547

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	$9,360	$10,372
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,995	5,312
Intercontinental Exchange
4.250%, 09/21/2048	6,740	7,995
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,574
6.400%, 05/15/2038	11,845	17,039
5.600%, 07/15/2041	6,665	9,062
5.500%, 10/15/2040	9,070	12,067
5.400%, 01/06/2042	8,140	10,805
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	4,175	4,730
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	107
4.250%, 10/15/2020	300	306
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	6,085	6,958
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	12,144	13,803
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,555	15,307
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	18,405	20,252
3.625%, 12/01/2027	1,275	1,346
3.200%, 01/25/2023	200	207
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,768
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,318
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,495	1,544
Marsh & McLennan
4.900%, 03/15/2049	3,672	4,656
4.200%, 03/01/2048	1,585	1,815
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	530	665
3.729%, 10/15/2070 (A)	975	973
MetLife
10.750%, 08/01/2039	185	306
6.500%, 12/15/2032	170	239
5.875%, 02/06/2041	1,675	2,300
5.700%, 06/15/2035	10,789	14,592
4.875%, 11/13/2043	4,465	5,554
4.721%, 12/15/2044	4,525	5,513
Metropolitan Life Global Funding I MTN
3.050%, 06/17/2029 (A)	2,585	2,701
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	5,795	6,335
Moody's
4.875%, 12/17/2048	2,745	3,469

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
7.250%, 04/01/2032	$155	$221
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	5,018	5,844
4.375%, 01/22/2047	3,380	4,116
Morgan Stanley MTN
6.375%, 07/24/2042	7,840	11,628
6.250%, 08/09/2026	3,402	4,145
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	2,265	2,555
4.300%, 01/27/2045	13,140	15,510
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	9,925	10,942
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,695	1,821
3.336%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,517
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	597
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,795	3,367
4.300%, 03/15/2049	5,793	6,929
4.023%, 11/01/2032	502	573
Nationwide Financial Services
3.900%, 11/30/2049 (A)	2,210	2,262
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,177
4.950%, 04/22/2044 (A)	700	808
New York Life Insurance
6.750%, 11/15/2039 (A)	4,015	5,984
5.875%, 05/15/2033 (A)	4,447	5,877
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	5,894	6,372
3.625%, 09/30/2059 (A)	1,594	1,626
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,554
PNC Bank
4.050%, 07/26/2028	4,380	4,839
3.800%, 07/25/2023	450	473
2.700%, 10/22/2029	905	902
PNC Financial Services Group
3.450%, 04/23/2029	2,155	2,303
Prudential Financial
3.905%, 12/07/2047	2,135	2,311
Prudential Financial MTN
6.625%, 06/21/2040	285	409
5.700%, 12/14/2036	6,384	8,598
4.350%, 02/25/2050	2,130	2,467
3.700%, 03/13/2051	3,471	3,609
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raymond James Financial
4.950%, 07/15/2046	$1,250	$1,489
S&P Global
3.250%, 12/01/2049	8,396	8,547
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,621
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	1,660	1,869
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,490	4,512
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	1,745	1,784
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,237
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,100	1,634
4.900%, 09/15/2044 (A)	2,355	2,952
4.270%, 05/15/2047 (A)	6,803	7,898
Travelers
5.350%, 11/01/2040	1,565	2,088
4.100%, 03/04/2049	5,653	6,605
4.050%, 03/07/2048	1,800	2,087
4.000%, 05/30/2047	1,555	1,789
Travelers MTN
6.250%, 06/15/2037	1,205	1,719
UBS MTN
4.500%, 06/26/2048 (A)	2,915	3,712
US Bancorp MTN
4.125%, 05/24/2021	22	23
3.000%, 07/30/2029	9,245	9,553
Validus Holdings
8.875%, 01/26/2040	2,155	3,577
Wachovia
7.500%, 04/15/2035	440	620
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,341
Wells Fargo
6.600%, 01/15/2038	5,585	8,032
5.950%, 08/26/2036	7,070	9,462
5.850%, 02/01/2037	14,498	19,295
5.606%, 01/15/2044	2,661	3,506
3.900%, 05/01/2045	9,649	10,944
Wells Fargo MTN
4.900%, 11/17/2045	2,415	2,999
4.750%, 12/07/2046	12,906	15,768
4.650%, 11/04/2044	4,260	5,096
4.400%, 06/14/2046	5,615	6,483
4.300%, 07/22/2027	1,207	1,324
4.150%, 01/24/2029	5,890	6,560

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	181

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	$8,617	$9,160
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,695	3,712
Westpac Banking
4.421%, 07/24/2039	610	661
Willis North America
3.875%, 09/15/2049	575	568
XLIT
5.250%, 12/15/2043	805	1,061

		854,967

Health Care — 9.2%
Abbott Laboratories
4.900%, 11/30/2046	1,745	2,317
AbbVie
4.875%, 11/14/2048	1,285	1,469
4.450%, 05/14/2046	780	839
4.250%, 11/21/2049 (A)	2,170	2,280
3.200%, 11/21/2029 (A)	5,530	5,611
Allergan Funding SCS
4.850%, 06/15/2044	625	694
Allina Health System
4.805%, 11/15/2045	1,616	1,956
Amgen
6.375%, 06/01/2037	720	989
4.400%, 05/01/2045	1,475	1,668
Anthem
4.650%, 01/15/2043	160	181
4.650%, 08/15/2044	900	1,014
4.625%, 05/15/2042	140	157
4.375%, 12/01/2047	2,475	2,713
Ascension Health
3.945%, 11/15/2046	3,631	4,147
AstraZeneca
6.450%, 09/15/2037	1,720	2,428
4.375%, 11/16/2045	2,084	2,468
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,963
Bristol-Myers Squibb
5.250%, 08/15/2043 (A)	670	856
4.625%, 05/15/2044 (A)	780	947
4.250%, 10/26/2049 (A)	9,187	10,911
4.125%, 06/15/2039 (A)	925	1,069
Celgene Corp
4.550%, 02/20/2048	1,405	1,723
Cigna
4.900%, 12/15/2048	4,301	5,095
4.800%, 08/15/2038	2,210	2,557
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,415	1,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
5.125%, 07/20/2045	$1,465	$1,731
5.050%, 03/25/2048	6,715	7,945
4.780%, 03/25/2038	3,150	3,578
3.250%, 08/15/2029	985	1,000
Eli Lilly
4.150%, 03/15/2059	2,395	2,878
3.950%, 03/15/2049	9,745	11,471
Gilead Sciences
4.800%, 04/01/2044	7,210	8,657
4.750%, 03/01/2046	8,725	10,532
4.600%, 09/01/2035	2,745	3,275
4.500%, 02/01/2045	9,850	11,422
4.150%, 03/01/2047	4,950	5,532
4.000%, 09/01/2036	880	989
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,654	16,976
3.875%, 05/15/2028	1,580	1,749
HCA
5.250%, 06/15/2049	1,800	2,026
Humana
8.150%, 06/15/2038	1,510	2,246
4.950%, 10/01/2044	500	586
4.625%, 12/01/2042	405	455
3.950%, 08/15/2049	500	523
Johnson & Johnson
4.850%, 05/15/2041	5,652	7,372
4.375%, 12/05/2033	4,060	4,903
3.625%, 03/03/2037	9,930	11,042
3.500%, 01/15/2048	750	833
3.400%, 01/15/2038	5,750	6,204
2.900%, 01/15/2028	2,575	2,706
Medtronic
4.625%, 03/15/2045	4,958	6,351
4.375%, 03/15/2035	4,100	4,912
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	3,260	3,884
Merck
5.750%, 11/15/2036	1,200	1,611
4.150%, 05/18/2043	2,675	3,203
4.000%, 03/07/2049	1,000	1,191
3.900%, 03/07/2039	5,010	5,794
3.700%, 02/10/2045	9,440	10,618
3.600%, 09/15/2042	2,840	3,121
3.400%, 03/07/2029	2,980	3,238
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,020
NYU Langone Hospitals
4.428%, 07/01/2042	2,150	2,503
Pfizer
5.600%, 09/15/2040	808	1,099
4.400%, 05/15/2044	5,495	6,694

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 06/15/2043	$2,640	$3,155
4.200%, 09/15/2048	2,465	2,956
4.100%, 09/15/2038	3,600	4,196
4.000%, 12/15/2036	8,946	10,381
4.000%, 03/15/2049	6,170	7,243
Pharmacia
6.600%, 12/01/2028	1,145	1,523
Roche Holdings
4.000%, 11/28/2044 (A)	230	271
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,964
Stryker
4.625%, 03/15/2046	315	383
4.100%, 04/01/2043	785	871
Sutter Health
2.286%, 08/15/2053	2,000	1,999
Trinity Health
4.125%, 12/01/2045	4,685	5,201
UnitedHealth Group
6.875%, 02/15/2038	3,981	5,948
6.625%, 11/15/2037	1,160	1,690
6.500%, 06/15/2037	1,340	1,922
5.950%, 02/15/2041	1,130	1,538
5.800%, 03/15/2036	325	438
5.700%, 10/15/2040	430	569
4.750%, 07/15/2045	6,965	8,636
4.625%, 07/15/2035	1,095	1,339
4.450%, 12/15/2048	14,899	17,861
4.375%, 03/15/2042	30	35
4.250%, 03/15/2043	886	1,016
4.250%, 04/15/2047	2,530	2,922
4.250%, 06/15/2048	2,790	3,249
4.200%, 01/15/2047	6,362	7,293
3.950%, 10/15/2042	1,065	1,181
3.750%, 10/15/2047	870	938
3.700%, 08/15/2049	6,050	6,494
3.500%, 08/15/2039	2,550	2,702
Wyeth
5.950%, 04/01/2037	19,194	26,659
Wyeth LLC
6.500%, 02/01/2034	2,580	3,660

		378,959

Industrials — 5.7%
3M
3.250%, 08/26/2049	2,400	2,378
3M MTN
3.125%, 09/19/2046	2,110	2,055
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	385	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Airbus
3.950%, 04/10/2047 (A)	$2,500	$2,865
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,930	4,048
Boeing
3.950%, 08/01/2059	1,155	1,267
3.900%, 05/01/2049	1,595	1,772
3.850%, 11/01/2048	4,625	5,024
3.750%, 02/01/2050	4,960	5,360
3.550%, 03/01/2038	340	361
3.300%, 03/01/2035	5,255	5,354
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,580	2,036
4.900%, 04/01/2044	10,155	12,714
4.550%, 09/01/2044	5,755	6,960
4.450%, 03/15/2043	560	664
4.400%, 03/15/2042	2,825	3,304
4.150%, 04/01/2045	8,850	10,186
4.125%, 06/15/2047	3,815	4,415
4.050%, 06/15/2048	8,225	9,406
Canadian National Railway
6.200%, 06/01/2036	8,120	11,463
4.500%, 11/07/2043	3,800	4,538
4.450%, 01/20/2049	5,460	6,910
3.650%, 02/03/2048	2,000	2,237
3.200%, 08/02/2046	3,750	3,945
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,080
Caterpillar
5.200%, 05/27/2041	395	515
4.750%, 05/15/2064	4,735	6,022
3.803%, 08/15/2042	5,890	6,661
Crane
4.200%, 03/15/2048	775	799
Deere
3.900%, 06/09/2042	3,660	4,173
2.875%, 09/07/2049	4,055	3,916
FedEx
4.950%, 10/17/2048	2,001	2,216
4.050%, 02/15/2048	435	426
GE Capital International Funding Unlimited
4.418%, 11/15/2035	8,337	8,974
General Electric MTN
5.875%, 01/14/2038	7,400	9,070
Honeywell International
3.812%, 11/21/2047	1,085	1,251
Lockheed Martin
4.700%, 05/15/2046	1,000	1,264
4.070%, 12/15/2042	5,145	5,933
Norfolk Southern
5.100%, 08/01/2118	1,900	2,281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	183

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 08/15/2052	$2,434	$2,717
Parker-Hannifin
4.100%, 03/01/2047	4,579	4,928
4.000%, 06/14/2049	5,215	5,594
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,977
Raytheon
4.700%, 12/15/2041	560	696
Rockwell Automation
4.200%, 03/01/2049	2,500	2,969
Snap-on
4.100%, 03/01/2048	3,640	4,165
Stanley Black & Decker
5.200%, 09/01/2040	280	357
TTX
4.600%, 02/01/2049 (A)	3,542	4,395
Union Pacific
4.800%, 09/10/2058	2,089	2,575
4.750%, 09/15/2041	2,829	3,363
4.500%, 09/10/2048	1,000	1,201
3.875%, 02/01/2055	730	762
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,495	1,626
United Parcel Service
6.200%, 01/15/2038	3,152	4,439
3.625%, 10/01/2042	1,480	1,550
3.400%, 11/15/2046	3,925	3,992
3.400%, 09/01/2049	4,600	4,691
United Parcel Service of America
8.750%, 7.620%, 04/01/2020, 04/01/2030 (C)	710	1,008
United Technologies
4.625%, 11/16/2048	1,225	1,534
4.150%, 05/15/2045	1,750	2,027
3.750%, 11/01/2046	1,105	1,215
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,463	1,629
Vinci
3.750%, 04/10/2029 (A)	2,245	2,471
Waste Management
4.150%, 07/15/2049	2,660	3,085
WW Grainger
4.600%, 06/15/2045	1,328	1,598
4.200%, 05/15/2047	3,729	4,196

		236,013

Information Technology — 10.6%
Apple
4.650%, 02/23/2046	13,631	17,164
4.450%, 05/06/2044	780	952

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 05/13/2045	$14,845	$17,962
3.850%, 05/04/2043	3,065	3,433
3.850%, 08/04/2046	20,287	22,926
3.750%, 09/12/2047	7,610	8,501
3.750%, 11/13/2047	2,000	2,235
3.450%, 02/09/2045	9,840	10,410
2.900%, 09/12/2027	2,080	2,170
Applied Materials
4.350%, 04/01/2047	4,496	5,472
Cisco Systems
5.900%, 02/15/2039	8,328	11,747
5.500%, 01/15/2040	6,475	8,857
Dell International LLC
8.350%, 07/15/2046 (A)	1,215	1,630
8.100%, 07/15/2036 (A)	2,830	3,659
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,465
Fiserv
4.400%, 07/01/2049	500	557
Hewlett Packard Enterprise
6.200%, 10/15/2035	1,505	1,807
Intel
4.100%, 05/19/2046	3,052	3,527
4.100%, 05/11/2047	5,020	5,813
4.000%, 12/15/2032	160	185
3.734%, 12/08/2047	16,067	17,653
International Business Machines
4.250%, 05/15/2049	9,150	10,497
4.000%, 06/20/2042	2,620	2,907
Mastercard
3.950%, 02/26/2048	1,475	1,736
3.650%, 06/01/2049	3,930	4,412
Microsoft
5.300%, 02/08/2041	1,715	2,363
4.450%, 11/03/2045	1,315	1,658
4.100%, 02/06/2037	16,799	19,865
4.000%, 02/12/2055	15,538	18,461
3.750%, 02/12/2045	21,860	25,052
3.700%, 08/08/2046	41,768	47,749
3.500%, 02/12/2035	2,220	2,460
3.450%, 08/08/2036	10,295	11,349
2.400%, 08/08/2026	1,255	1,277
Oracle
6.500%, 04/15/2038	7,067	10,274
4.375%, 05/15/2055	3,515	4,139
4.300%, 07/08/2034	15,655	18,273
4.125%, 05/15/2045	13,105	14,802
4.000%, 07/15/2046	23,989	26,842
4.000%, 11/15/2047	5,875	6,579
3.800%, 11/15/2037	14,050	15,455
QUALCOMM
4.650%, 05/20/2035	3,305	3,930

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 05/20/2047	$5,655	$6,389
Texas Instruments
4.150%, 05/15/2048	10,572	12,809
3.875%, 03/15/2039	1,900	2,167
2.250%, 09/04/2029	2,300	2,262
Visa
4.300%, 12/14/2045	9,450	11,644
4.150%, 12/14/2035	2,720	3,242
3.650%, 09/15/2047	1,055	1,189

		439,907

Materials — 1.0%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,933
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,710
5.000%, 09/30/2043	7,780	10,121
Braskem America Finance
7.125%, 07/22/2041 (A)	1,020	1,146
Dow Chemical
5.550%, 11/30/2048	2,934	3,623
Ecolab
5.500%, 12/08/2041	3,257	4,285
Georgia-Pacific LLC
8.875%, 05/15/2031	375	597
7.250%, 06/01/2028	330	441
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	1,851
International Paper
8.700%, 06/15/2038	1,000	1,485
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	5,301
4.125%, 08/21/2042	3,560	4,133
Vale
5.625%, 09/11/2042	910	1,040
Vale Canada
7.200%, 09/15/2032	310	374
Vale Overseas
6.875%, 11/21/2036	590	740
6.875%, 11/10/2039	680	862

		39,642

Real Estate — 1.2%
AvalonBay Communities MTN
4.150%, 07/01/2047	1,200	1,395
Boston Properties
2.900%, 03/15/2030	1,150	1,144
Camden Property Trust
3.350%, 11/01/2049	2,310	2,337
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne
3.450%, 11/15/2029	$405	$406
ERP Operating
4.625%, 12/15/2021	33	35
4.500%, 07/01/2044	3,705	4,456
4.500%, 06/01/2045	1,450	1,746
4.000%, 08/01/2047	1,525	1,725
GLP Capital
5.300%, 01/15/2029	1,070	1,181
4.000%, 01/15/2030	410	414
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,151
Public Storage
3.385%, 05/01/2029	3,705	3,963
Realty Income
4.650%, 03/15/2047	2,655	3,267
Regency Centers
4.650%, 03/15/2049	1,961	2,365
4.400%, 02/01/2047	780	898
Simon Property Group
6.750%, 02/01/2040	4,465	6,610
4.750%, 03/15/2042	1,980	2,413
4.250%, 11/30/2046	1,000	1,156
3.300%, 01/15/2026	520	548
3.250%, 09/13/2049	3,990	3,959
Ventas Realty
5.700%, 09/30/2043	2,007	2,581
4.875%, 04/15/2049	245	290
Welltower
5.125%, 03/15/2043	1,085	1,282
4.950%, 09/01/2048	1,000	1,209

		50,597

Utilities — 16.4%
AEP Texas
4.150%, 05/01/2049	2,025	2,315
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,426
3.800%, 06/15/2049	2,720	3,009
Alabama Power
5.200%, 06/01/2041	155	192
4.300%, 07/15/2048	2,300	2,746
4.150%, 08/15/2044	135	154
3.850%, 12/01/2042	7,967	8,696
Ameren Illinois
3.700%, 12/01/2047	6,230	6,768
American Water Capital
4.150%, 06/01/2049	1,800	2,068
3.750%, 09/01/2047	1,750	1,884
Appalachian Power
6.700%, 08/15/2037	50	69
5.800%, 10/01/2035	125	156

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	185

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 03/30/2021	$70	$72
4.500%, 03/01/2049	500	597
Aqua America
4.276%, 05/01/2049	1,145	1,300
Arizona Public Service
5.050%, 09/01/2041	50	62
4.500%, 04/01/2042	12	14
4.350%, 11/15/2045	1,735	2,012
Atmos Energy
4.125%, 10/15/2044	4,005	4,671
4.125%, 03/15/2049	3,120	3,650
Avista
4.350%, 06/01/2048	1,945	2,273
Baltimore Gas & Electric
6.350%, 10/01/2036	125	176
5.200%, 06/15/2033	1,500	1,826
3.500%, 08/15/2046	4,230	4,394
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	3,101
4.450%, 01/15/2049	4,010	4,779
3.800%, 07/15/2048	9,470	10,294
Black Hills
4.200%, 09/15/2046	1,100	1,174
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,057
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,304
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	610
4.250%, 02/01/2049	2,260	2,728
3.950%, 03/01/2048	500	573
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,385
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	1,150	1,462
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,433
4.600%, 08/15/2043	2,070	2,526
4.000%, 03/01/2048	3,260	3,719
4.000%, 03/01/2049	1,425	1,633
3.750%, 08/15/2047	5,680	6,231
3.700%, 03/01/2045	9,730	10,562
Connecticut Light & Power
4.150%, 06/01/2045	3,940	4,676
4.000%, 04/01/2048	4,747	5,549
3.200%, 03/15/2027	780	827
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,789
6.200%, 06/15/2036	65	88
5.700%, 06/15/2040	40	53
5.500%, 12/01/2039	75	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 12/01/2048	$5,880	$7,252
4.625%, 12/01/2054	2,685	3,243
4.500%, 05/15/2058	750	885
4.450%, 03/15/2044	650	762
4.125%, 05/15/2049	620	711
4.000%, 11/15/2057	3,930	4,280
3.950%, 03/01/2043	5,840	6,407
3.875%, 06/15/2047	9,283	10,194
3.850%, 06/15/2046	5,517	6,042
3.700%, 11/15/2059	2,350	2,427
Consumers Energy
4.350%, 04/15/2049	4,833	5,921
3.100%, 08/15/2050	830	839
Dominion Energy
5.250%, 08/01/2033	20	24
Dominion Energy South Carolina
5.100%, 06/01/2065	1,635	2,183
DTE Electric
3.950%, 06/15/2042	80	87
3.900%, 06/01/2021	30	31
3.700%, 03/15/2045	7,540	8,338
Duke Energy
4.200%, 06/15/2049	450	503
3.750%, 09/01/2046	450	469
3.550%, 09/15/2021	17	18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	151
6.100%, 06/01/2037	2,010	2,771
6.050%, 04/15/2038	2,035	2,840
6.000%, 01/15/2038	4,366	5,959
5.300%, 02/15/2040	7,605	9,886
4.250%, 12/15/2041	2,400	2,788
4.000%, 09/30/2042	13,590	15,300
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	6,232
3.750%, 06/01/2045	500	548
3.700%, 12/01/2047	3,360	3,675
Duke Energy Florida LLC
6.400%, 06/15/2038	3,015	4,429
4.200%, 07/15/2048	1,030	1,196
3.400%, 10/01/2046	1,315	1,352
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,738
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,220
6.350%, 08/15/2038	2,950	4,228
4.900%, 07/15/2043	925	1,160
3.750%, 05/15/2046	1,750	1,900
3.250%, 10/01/2049	2,170	2,179
Duke Energy Ohio
4.300%, 02/01/2049	1,980	2,338

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
4.375%, 03/30/2044	$2,880	$3,395
4.200%, 08/15/2045	4,455	5,184
4.150%, 12/01/2044	1,250	1,438
4.100%, 05/15/2042	530	609
3.700%, 10/15/2046	650	701
3.600%, 09/15/2047	850	913
Electricite de France
6.000%, 01/22/2114 (A)	4,842	5,826
5.000%, 09/21/2048 (A)	2,415	2,886
4.950%, 10/13/2045 (A)	1,980	2,342
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,237
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	2,857
4.200%, 04/01/2050	2,290	2,732
4.000%, 03/15/2033	1,745	1,993
3.250%, 04/01/2028	3,220	3,394
Entergy Mississippi LLC
2.850%, 06/01/2028	4,050	4,166
Evergy Metro
4.200%, 06/15/2047	500	582
4.200%, 03/15/2048	1,000	1,168
Exelon
4.950%, 06/15/2035	1,675	1,956
FirstEnergy
4.850%, 07/15/2047	35	42
Florida Power & Light
5.960%, 04/01/2039	2,470	3,479
5.690%, 03/01/2040	5,728	7,848
5.650%, 02/01/2037	1,000	1,340
4.050%, 06/01/2042	3,460	4,013
4.050%, 10/01/2044	2,715	3,142
3.990%, 03/01/2049	1,455	1,704
3.950%, 03/01/2048	4,225	4,914
3.800%, 12/15/2042	3,935	4,374
3.150%, 10/01/2049	2,445	2,492
Georgia Power
4.300%, 03/15/2042	6,235	6,855
4.300%, 03/15/2043	2,945	3,196
Gulf Power
4.550%, 10/01/2044	700	794
Indiana Michigan Power
4.550%, 03/15/2046	780	930
4.250%, 08/15/2048	1,290	1,510
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,850	3,406
4.650%, 06/01/2043 (A)	4,065	4,744
International Transmission
4.625%, 08/15/2043	2,525	2,956
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	$4,416	$5,268
Kentucky Utilities
5.125%, 11/01/2040	2,375	2,992
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,783
Louisville Gas & Electric
4.650%, 11/15/2043	3,140	3,747
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,583
4.400%, 10/15/2044	7,455	8,955
4.250%, 05/01/2046	2,775	3,323
4.250%, 07/15/2049	1,500	1,821
3.950%, 08/01/2047	2,005	2,304
3.650%, 08/01/2048	4,045	4,453
3.150%, 04/15/2050	2,880	2,913
MidAmerican Energy MTN
5.800%, 10/15/2036	635	845
5.750%, 11/01/2035	640	848
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,078
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	3,000	3,210
Nevada Power
6.650%, 04/01/2036	100	142
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	4,769	5,418
4.119%, 11/28/2042 (A)	2,000	2,236
NiSource
5.950%, 06/15/2041	220	284
5.800%, 02/01/2042	900	1,157
4.375%, 05/15/2047	2,440	2,730
Northern States Power
6.250%, 06/01/2036	3,755	5,288
6.200%, 07/01/2037	7,650	10,840
3.600%, 05/15/2046	500	542
3.400%, 08/15/2042	464	486
Oglethorpe Power
5.375%, 11/01/2040	2,535	3,095
5.250%, 09/01/2050	755	915
4.250%, 04/01/2046	1,615	1,682
4.200%, 12/01/2042	3,465	3,583
Ohio Edison
8.250%, 10/15/2038	655	1,045
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,597
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,440	1,912
5.250%, 09/30/2040	4,606	5,964
4.550%, 12/01/2041	4,675	5,635
4.100%, 11/15/2048	750	892
3.800%, 06/01/2049	4,175	4,714

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	187

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$3,360	$4,727
6.000%, 01/15/2039	4,915	6,813
4.100%, 02/01/2042	2,705	3,058
PECO Energy
4.800%, 10/15/2043	1,505	1,817
3.700%, 09/15/2047	290	317
Pennsylvania Electric
6.150%, 10/01/2038	100	130
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,532
3.640%, 11/01/2046	1,300	1,299
Potomac Electric Power
4.950%, 11/15/2043	950	1,170
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,430
3.950%, 06/01/2047	3,715	4,181
Progress Energy
4.400%, 01/15/2021	25	26
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,554
4.000%, 06/01/2044	695	778
3.800%, 01/01/2043	2,000	2,225
3.800%, 03/01/2046	2,000	2,242
3.650%, 09/01/2042	1,765	1,915
3.600%, 12/01/2047	5,045	5,462
3.200%, 08/01/2049	4,355	4,489
Public Service of Colorado
6.250%, 09/01/2037	1,815	2,576
4.300%, 03/15/2044	1,740	2,067
4.050%, 09/15/2049	2,035	2,400
3.950%, 03/15/2043	5,415	5,988
3.200%, 03/01/2050	1,425	1,456
Public Service of New Hampshire
3.600%, 07/01/2049	2,380	2,610
Public Service of Oklahoma
4.400%, 02/01/2021	27	28
Puget Sound Energy
5.795%, 03/15/2040	130	179
4.223%, 06/15/2048	2,470	2,883
San Diego Gas & Electric
6.000%, 06/01/2026	340	403
4.100%, 06/15/2049	2,290	2,556
3.750%, 06/01/2047	2,380	2,476
Sempra Energy
4.000%, 02/01/2048	1,065	1,110
Southern California Edison
5.950%, 02/01/2038	280	354
4.875%, 03/01/2049	584	695
4.650%, 10/01/2043	3,851	4,374
4.125%, 03/01/2048	7,169	7,657
4.050%, 03/15/2042	5,355	5,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2047	$3,520	$3,703
3.650%, 03/01/2028	3,165	3,361
Southern California Gas
4.300%, 01/15/2049	1,485	1,742
4.125%, 06/01/2048	4,025	4,569
3.750%, 09/15/2042	2,955	3,174
Southern Gas Capital
5.875%, 03/15/2041	600	774
4.400%, 06/01/2043	665	739
3.950%, 10/01/2046	400	421
3.500%, 09/15/2021	68	69
Southwest Gas
3.800%, 09/29/2046	1,025	1,069
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,605
3.850%, 02/01/2048	2,505	2,626
Southwestern Public Service
4.500%, 08/15/2041	10,725	12,594
3.750%, 06/15/2049	1,805	1,976
3.700%, 08/15/2047	5,160	5,544
Tampa Electric
4.350%, 05/15/2044	1,225	1,435
3.625%, 06/15/2050	4,110	4,365
Tucson Electric Power
4.850%, 12/01/2048	2,525	3,099
Union Electric
8.450%, 03/15/2039	2,575	4,348
Virginia Electric & Power
8.875%, 11/15/2038	1,962	3,319
6.350%, 11/30/2037	920	1,300
4.650%, 08/15/2043	4,010	4,885
4.600%, 12/01/2048	3,310	4,077
4.450%, 02/15/2044	7,250	8,508
4.000%, 01/15/2043	300	335
4.000%, 11/15/2046	1,720	1,934
3.300%, 12/01/2049	910	922
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	4,045
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	361
3.050%, 10/15/2027	2,630	2,720
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,135
Xcel Energy
4.800%, 09/15/2041	1,657	1,920

		676,461

Total Corporate Obligations (Cost $3,220,929) ($ Thousands)		3,639,818

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 5.9%

Alabama — 0.0%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	$1,010	$1,135

California — 2.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	3,985
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,672
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	3,022
7.600%, 11/01/2040	410	682
7.550%, 04/01/2039	9,290	15,075
7.500%, 04/01/2034	17,535	26,678
7.300%, 10/01/2039	12,750	19,618
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,279
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,765
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	918
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,698
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	734
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,575
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,081
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,161
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	6,000	8,407
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,220
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	2,878
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	$1,250	$1,293
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,484
University of California, RB
5.946%, 05/15/2045	3,000	4,085
5.770%, 05/15/2043	5,100	6,975
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,048
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	3,407
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,118

		118,216

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	729

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,222	3,076
6.637%, 04/01/2057	533	735

		3,811

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	3,205	4,289

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,826

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,365

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,067

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	189

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	$1,555	$1,527
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	749

		2,276

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,649
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,178

		6,827

New York — 0.9%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,573
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	325
4.458%, 10/01/2062	5,725	7,137
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	665
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	601
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	2,148
5.206%, 10/01/2031	750	897
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,107
5.882%, 06/15/2044	500	743
5.724%, 06/15/2042	3,720	5,346
5.440%, 06/15/2043	3,000	4,198
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,160
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,964
5.508%, 08/01/2037	1,890	2,448
5.267%, 05/01/2027	1,000	1,189
New York State Urban Development, RB
5.770%, 03/15/2039	1,970	2,425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	$2,000	$2,462

		38,388

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,965
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,985
Ohio State, Hospital Facilities Revenue Authority, RB
3.700%, 01/01/2043	970	1,048

		8,998

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,217

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,702
Dallas, Ser A, RB
2.994%, 11/01/2038	4,095	4,126
Grand Parkway Transportation, RB
5.184%, 10/01/2042	1,350	1,774
Houston, GO
3.961%, 03/01/2047	1,500	1,702
Permanent University Fund - University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	2,175
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,410
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,978
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,765
Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	5,025	6,069
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	6,077

		37,778

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 0.0%
Virginia Commonwealth University Health System Authority, Ser A, RB
4.956%, 01/01/2044	$475	$603

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	5,878
5.040%, 08/01/2031	1,260	1,502

		7,380

Total Municipal Bonds (Cost $220,973) ($ Thousands)		242,905

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bills
1.894%, 12/26/2019 (B)	1,131	1,130
1.556%, 02/27/2020 (B)	2,930	2,919
U.S. Treasury Bonds
4.500%, 05/15/2038	5,952	8,233
3.500%, 02/15/2039	657	807
3.000%, 11/15/2044	1,625	1,875
2.875%, 05/15/2049	21,700	24,841
2.375%, 11/15/2049	2,085	2,164
2.250%, 08/15/2049	86,479	87,303
U.S. Treasury Notes
2.625%, 05/15/2021	16,410	16,631
2.000%, 10/31/2022	6,680	6,755
1.750%, 11/15/2029	19,825	19,773
1.625%, 08/15/2029	9,280	9,142

Total U.S. Treasury Obligations (Cost $178,929) ($ Thousands)		181,573

SOVEREIGN DEBT — 0.1%
Abu Dhabi Government International Bond
3.125%, 09/30/2049 (A)	1,345	1,310
Chile Government International Bond
3.500%, 01/25/2050	2,615	2,750
Israel Government International Bond
4.125%, 01/17/2048	1,490	1,726

Total Sovereign Debt (Cost $5,391) ($ Thousands)		5,786

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$3,034	$3,075

Total Asset-Backed Security (Cost $2,962) ($ Thousands)		3,075

	Shares

CASH EQUIVALENT — 0.7%

SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	28,626,051	28,626

Total Cash Equivalent (Cost $28,626) ($ Thousands)		28,626

Total Investments in Securities — 99.3% (Cost $3,657,810) ($ Thousands)		$4,101,783

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	191

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	238	Mar-2020	$30,859	$30,788	$(71)
U.S. 2-Year Treasury Notes	1,557	Apr-2020	335,819	335,667	(152)
U.S. 5-Year Treasury Notes	1,758	Apr-2020	209,408	209,147	(261)
U.S. Long Treasury Bond	(1,381)	Mar-2020	(220,289)	(219,536)	753
U.S. Ultra Long Treasury Bond	692	Mar-2020	129,980	129,901	(79)
U.S. Ultra Long Treasury Bond	62	Mar-2020	11,611	11,639	28
Ultra 10-Year U.S. Treasury Notes	(594)	Mar-2020	(84,579)	(84,478)	101
Ultra 10-Year U.S. Treasury Notes	64	Mar-2020	9,115	9,102	(13)

			$421,924	$422,230	$306

Percentages are based on Net Assets of $4,130,489 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $298,161 ($ Thousands), representing 7.2% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,639,818	–	3,639,818
Municipal Bonds	–	242,905	–	242,905
U.S. Treasury Obligations	–	181,573	–	181,573
Sovereign Debt	–	5,786	–	5,786
Asset-Backed Security	–	3,075	–	3,075
Cash Equivalent	28,626	–	–	28,626

Total Investments in Securities	28,626	4,073,157	–	4,101,783

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	882	–	–	882
Unrealized Depreciation	(576)	–	–	(576)

Total Other Financial Instruments	306	–	–	306

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$52,203	$569,638	$(593,215)	$ —	$ —	$28,626	28,626,051	$401	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	193

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund

Sector Weightings †:

†Percentages based on total investments

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 37.7%

Communication Services — 0.5%
AT&T
3.034%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$1,250	$1,256
Comcast
2.429%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	800	801
Fox
3.666%, 01/25/2022 (A)	120	124

		2,181

Consumer Discretionary — 2.3%
Daimler Finance North America LLC
2.349%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	501
Dollar Tree
2.702%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,100	1,100
eBay
2.806%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,209
Ford Motor Credit LLC
3.374%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	743
General Motors
2.694%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	969	971
General Motors Financial
3.561%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.916%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	$900	$902
Hyundai Capital America
2.967%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	727
Marriott International
2.752%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	575	577
2.507%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	803
Nissan Motor Acceptance MTN
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,004
2.494%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	850
Volkswagen Group of America Finance LLC
2.841%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,159

		11,047

Consumer Staples — 1.8%
Anheuser-Busch InBev Finance
3.162%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	810
BAT Capital
2.499%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	2,200	2,205
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	788
Conagra Brands
3.800%, 10/22/2021	575	592
2.703%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	775	775
Kraft Heinz Foods
2.721%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	850	853
Philip Morris International
2.315%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,455	1,456
Reckitt Benckiser Treasury Services
2.695%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	827

		8,306

Energy — 2.0%
MPLX
3.202%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,515	1,521
3.002%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	345	346
Occidental Petroleum
3.155%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	400	402

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.854%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	$400	$403
2.600%, 08/13/2021	2,080	2,090
Phillips 66
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
2.517%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	665
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	360	370
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,290	2,312
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	601

		9,665

Financials — 20.4%
ABN AMRO Bank MTN
2.376%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding
2.565%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,203
Ally Financial
4.125%, 03/30/2020	1,220	1,225
Aon
2.200%, 11/15/2022	195	195
Assurant
3.363%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	127	127
Athene Global Funding
3.106%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	990	994
Bank of America
2.314%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,202
Bank of America MTN
5.625%, 07/01/2020	2,800	2,857
3.126%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	710
Bank of Montreal MTN
2.559%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,265	2,270
Bank of New York Mellon MTN
1.950%, 08/23/2022	375	375
Bank of Nova Scotia
2.742%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	806
1.850%, 04/14/2020	1,950	1,949
Banque Federative du Credit Mutuel
2.456%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
2.689%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	$650	$652
BBVA USA
2.868%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	876
BPCE MTN
3.119%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	684
Branch Banking & Trust
2.451%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,351
Canadian Imperial Bank of Commerce
2.217%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,150	2,153
2.100%, 10/05/2020	1,705	1,708
Capital One
3.086%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,011
Capital One Financial
2.661%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	2,395	2,400
2.386%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	726
Charles Schwab
2.215%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	520	521
Citibank
2.632%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	600	602
2.251%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	1,000	1,001
Citigroup
2.650%, 10/26/2020	610	614
2.428%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	2,530	2,536
Citizens Bank
2.727%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,260
2.629%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	800	804
2.487%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,002
Cooperatieve Rabobank UA
2.840%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,364
2.366%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,000	1,003
Credit Agricole MTN
3.104%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	502

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	195

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
2.100%, 11/12/2021	$915	$917
Danske Bank
5.000%, 01/12/2022 (A)	850	892
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	800	806
Danske Bank MTN
2.417%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,251
Deutsche Bank NY
2.768%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	747
DNB Bank
2.455%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	877
Fifth Third Bank
2.376%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	602
2.186%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,251
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	2,050	2,063
2.137%, VAR United States Secured Overnight Financing Rate+0.600%, 05/24/2021	575	576
Goldman Sachs Group
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	910
HSBC Holdings
2.782%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	825	827
2.504%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	890	891
Huntington National Bank
2.644%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	375
Jackson National Life Global Funding
2.830%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	606
2.618%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,620	1,626
JPMorgan Chase
3.133%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	399
KeyBank
2.709%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,313
2.569%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	2,250	2,266
KeyCorp MTN
2.900%, 09/15/2020	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Manufacturers & Traders Trust
2.514%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	$1,250	$1,255
2.210%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,551
Marsh & McLennan
3.500%, 12/29/2020	170	173
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,603
Morgan Stanley
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	808
MUFG Union Bank
2.702%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	1,450	1,452
National Bank of Canada MTN
2.692%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	3,500	3,508
New York Life Global Funding
2.259%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	860	861
PNC Bank
2.263%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	750	751
2.203%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,650	1,654
Regions Bank
2.405%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	600
Royal Bank of Canada
2.100%, 10/14/2020	3,320	3,323
Royal Bank of Canada MTN
2.326%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	810	813
Santander UK
2.527%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	853
Standard Chartered
3.116%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	825	829
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	780	783
SunTrust Bank
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	800	801
2.457%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,000
Svenska Handelsbanken MTN
2.380%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	853
Synchrony Financial
3.132%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,753

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
2.568%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	$2,260	$2,267
UBS MTN
2.200%, 06/08/2020 (A)	2,000	2,002
UniCredit MTN
6.572%, 01/14/2022 (A)	515	552
US Bank
2.212%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,800	1,803
Wells Fargo
3.046%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	709
Wells Fargo MTN
2.616%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,251
2.600%, 07/22/2020	2,450	2,460
Wells Fargo Bank MTN
2.030%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	1,110	1,111

		96,092

Health Care — 3.0%
AbbVie
2.545%, VAR ICE LIBOR USD 3 Month+0.650%, 11/21/2022 (A)	800	803
2.355%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021 (A)	1,815	1,818
Amgen
2.351%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,252
Anthem
2.500%, 11/21/2020	900	904
Becton Dickinson
2.979%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	713	713
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	1,300	1,313
Cardinal Health
2.889%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,203
Cigna
3.200%, 09/17/2020	2,795	2,820
2.789%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	600	600
CVS Health
2.822%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	824
McKesson
3.650%, 11/30/2020	455	462
Sutter Health
2.286%, 08/15/2053	450	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
2.071%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	$800	$799

		13,961

Industrials — 1.6%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	1,010	1,043
Air Lease
2.125%, 01/15/2020	650	650
Aviation Capital Group LLC
2.606%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	943
Caterpillar Financial Services MTN
2.382%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	2,250	2,251
Equifax
2.780%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	735	737
General Electric
2.514%, VAR ICE LIBOR USD 3 Month+0.410%, 03/28/2020	200	199
2.500%, 03/28/2020	720	720
General Electric MTN
2.632%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	200	200
PACCAR Financial MTN
2.161%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	400	401
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	575	588

		7,732

Information Technology — 1.7%
Broadcom
3.125%, 04/15/2021 (A)	3,220	3,255
2.375%, 01/15/2020	1,400	1,400
Hewlett Packard Enterprise
2.807%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	1,150	1,155
2.763%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
IBM Credit LLC
2.384%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,670	1,676

		8,086

Materials — 0.4%
DuPont de Nemours
3.766%, 11/15/2020	695	707
International Flavors & Fragrances
3.400%, 09/25/2020	380	384

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	197

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Syngenta Finance
3.698%, 04/24/2020 (A)	$750	$ 752

		1,843

Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	645

Sovereign — 2.5%
European Investment Bank
1.971%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	2,870	2,875
Inter-American Development Bank
2.076%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	2,300	2,299
Inter-American Development Bank MTN
2.201%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	2,440	2,446
International Bank for Reconstruction & Development
1.770%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	4,090	4,091

		11,711

Utilities — 1.4%
American Electric Power
2.150%, 11/13/2020	750	751
Consolidated Edison of New York
2.506%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,695	2,704
Dominion Energy
2.450%, 01/15/2023 (A)	800	803
0.000%, 08/15/2021	155	156
Duke Energy Progress LLC
2.282%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	800	801
Florida Power & Light
2.308%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	1,300	1,300

		6,515

Total Corporate Obligations (Cost $177,009) ($ Thousands)		177,784

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 33.3%

Automotive — 13.5%
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	$273	$273
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	290	291
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	804	805
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	890	890
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	37	37
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	632	634
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	515	517
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	121	121
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	169	170
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	412	413
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	560	562
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	1,775	1,779
Carmax Auto Owner Trust, Ser 2019-4, Cl A2A
2.010%, 03/15/2023	2,185	2,185
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	207	207
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	232	232
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.105%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	607	606
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	307	307
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.105%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,255	1,254

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.135%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	$620	$619
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	649	660
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	1,582	1,581
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	48	48
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	241	242
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	583	584
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	601	601
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	78	78
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	370	371
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (A)	965	967
Credit Acceptance Auto Loan Trust, Ser 2019- 3A, Cl A
2.380%, 11/15/2028 (A)	500	499
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	559	560
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	1,150	1,162
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	1,040	1,042
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	291	291
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	410	413
Drive Auto Receivables Trust, Ser 2019-4, Cl A2A
2.320%, 06/15/2022	395	396
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	870	869
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	515	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	$975	$985
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	475	477
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	2,448	2,449
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	93	93
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	711	717
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	1,200	1,212
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	790	794
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	66	66
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	361	362
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	347	348
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	924	924
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	1,150	1,146
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A1
2.840%, 05/16/2022 (A)	36	36
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A
2.890%, 03/15/2024 (A)	223	225
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A
2.210%, 09/16/2024 (A)	795	795
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	46	46
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	292	294
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	624	630
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	307	310
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	908	915

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	199

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	$769	$770
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	695	696
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	885	887
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	682	683
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	650	650
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	297	298
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	276	276
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	610	613
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	700	700
GM Financial Automobile Leasing Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	850	849
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	900	916
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1 2.229%, VAR ICE LIBOR USD 1
Month+0.470%, 01/10/2033 (A)	1,000	999
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	1,120	1,128
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	465	470
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,000	997
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	538	540
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	865	867
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	248	248
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	145	145
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	326	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	$1,150	$1,152
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	383	383
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	1,150	1,148
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	750	759
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	20	20
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,382	1,402
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	2,275	2,275
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	198	198
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	525	526
USAA Auto Owner Trust, Ser 2019-1, Cl A2
2.260%, 02/15/2022	575	576
Volkswagen Auto Lease Trust, Ser 2019-A, Cl A2A
2.000%, 03/21/2022	810	811
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	1,125	1,135
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	93	93
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	720	720
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,575	1,575
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	36	36
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	201	202
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	722	725
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	465	472

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	$760	$760

		63,632

Credit Cards — 3.3%
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,910	1,910
BA Credit Card Trust, Ser 2018-A1, Cl A1
2.700%, 07/17/2023	850	859
Capital One Multi-Asset Execution Trust, Ser 2018-A1, Cl A1
3.010%, 02/15/2024	2,185	2,219
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	309
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (A)	535	534
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.212%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (A)	355	355
Penarth Master Issuer, Ser 2018-1A, Cl A1
2.143%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	1,220	1,220
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,690	1,725
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,700	1,707
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	1,110	1,124
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.183%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	1,100	1,102
Trillium Credit Card Trust II, Ser 2019-2A, Cl A
3.038%, 01/26/2024 (A)	2,500	2,528

		15,592

Mortgage Related Securities — 0.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.388%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	158	159

Other Asset-Backed Securities — 16.5%
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	567	569
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,055	1,074

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ALM VI, Ser 2018-6A, Cl A1B3
3.201%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	$975	$963
Apidos CLO XII, Ser 2018-12A, Cl AR
3.081%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	920
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
2.836%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,370
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	400	402
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	946	947
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.021%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	984	980
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	532	539
BlueMountain CLO, Ser 2018-2A, Cl A1R
2.933%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	1,275	1,274
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
2.893%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	334
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
2.972%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	1,000	988
CIFC Funding, Ser 2017-1A, Cl A1R
3.251%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,059
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	1,189	1,204
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	26	26
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	2,940	2,939
Cole Park CLO, Ser 2018-1A, Cl AR
3.016%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	1,150	1,150
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
3.090%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	719
Credit Suisse Trust, Ser 2018-LD1, Cl A
3.420%, 07/25/2024 (A)	8	8
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
2.638%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	300	300

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	201

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	$301	$302
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	198	199
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	330	331
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	1,125	1,125
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	2,005	2,008
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	975	977
KKR CLO, Ser 2018-21, Cl A
3.001%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	765
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.226%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	130	130
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.751%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,335
Magnetite VII, Ser 2018-7A, Cl A1R2
2.801%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,245
Magnetite VIII, Ser 2018-8A, Cl AR2
2.981%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	66	66
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	285	288
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	912	919
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	625	630
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	733	735
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	998	998
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
2.115%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	1,405	1,405
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	534	536
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	582	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A5
2.570%, 06/09/2033 (A)	$240	$240
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	265	265
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	900	904
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	415	415
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	120	119
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	92	92
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	229	229
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	2,485	2,483
Navient Student Loan Trust, Ser 2017-3A, Cl A1
2.008%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	51	52
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	791	789
Navient Student Loan Trust, Ser 2019-2A, Cl A1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	632	632
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,600	1,600
New Residential Advance Receivables Trust Advance Receivables Backed, Ser 2019-T5, Cl AT5
2.425%, 10/15/2051 (A)	575	576
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	578	588
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.445%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,534

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
2.415%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	$1,140	$1,142
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	419	420
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	261	261
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	644	646
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	732	732
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	227	227
OCP CLO, Ser 2017-8A, Cl A1R
2.852%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	508	508
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (A)	710	711
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	340	343
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	395	400
OneMain Financial Issuance Trust, Ser 2019- 1A, Cl A
3.480%, 02/14/2031 (A)	800	813
OZLM VII, Ser 2018-7RA, Cl A1R
3.012%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	959
OZLM XII, Ser 2018-12A, Cl A1R
2.986%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	650	649
Palmer Square CLO, Ser 2018-3A, Cl A2
3.260%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	817
PFS Financing, Ser 2017-BA, Cl A2
2.220%, 07/15/2022 (A)	500	500
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	371	372
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	473
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	175	175
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(B)	740	741

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2018-6RA, Cl A
3.022%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	$725	$725
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.010%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	219	219
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	22	22
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.440%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	21	21
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.030%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	95	95
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.060%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	317	315
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.320%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	879	879
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.640%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	545	550
SLM Student Loan Trust, Ser 2008-9, Cl A
3.440%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	574	577
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	98	98
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (A)	273	273
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	309	310
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	323	325
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	43	43
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	74	74
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	1,148	1,155
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	802	807

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	203

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	$1,857	$1,868
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	2,859	2,866
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	133	133
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	484	484
Symphony CLO XIV, Ser 2019-14A, Cl AR
2.951%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	1,150	1,149
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	252	253
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	124	124
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	138	138
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	121	121
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	270	269
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	444	442
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,550	1,556
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	1,501	1,514
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	345	348
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	863	861
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	270	272
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	2,340	2,336
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	735	731
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	45	45
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	$335	$336
Voya CLO, Ser 2017-1A, Cl A1R
2.903%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	418
Voya CLO, Ser 2017-3A, Cl A1R
2.660%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	448	447

		77,929

Total Asset-Backed Securities (Cost $157,096) ($ Thousands)		157,312

MORTGAGE-BACKED SECURITIES — 17.5%

Agency Mortgage-Backed Obligations — 6.0%
FHLMC
2.150%, 09/06/2022	1,750	1,738
FHLMC ARM
4.472%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+
2.011%, 02/01/2030	36	38
4.057%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+
1.924%, 02/01/2022	7	7
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	211	218
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	1,069	1,083
FHLMC CMO, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	184	189
FHLMC CMO, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	543	549
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	1,250	1,251
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	1,549	1,575
FHLMC CMO, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	730	740
FHLMC Multifamily Structured Pass Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	613	622
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,784	1,803
FHLMC Multifamily Structured Pass Through Certificates, Ser KI03, Cl A
2.035%, VAR LIBOR USD 1 Month+0.250%, 02/25/2023	378	378
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	137	137

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.814%, 05/25/2048 (A)(B)	$426	$427
FNMA
6.000%, 01/01/2027 to 04/01/2040	173	197
5.500%, 12/01/2023 to 12/01/2024	531	548
5.000%, 02/01/2023 to 03/01/2025	137	143
3.000%, 03/01/2030	1,048	1,073
FNMA ARM
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	11	11
4.732%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.307%, 11/01/2023	1	1
4.663%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	3	3
4.347%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.087%, 05/01/2028	3	3
4.295%, VAR ICE LIBOR USD 6 Month+1.771%, 09/01/2024	17	17
4.278%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	39	40
3.298%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	1	1
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	587	595
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	504	510
FNMA CMO, Ser 2013-100, Cl CA
4.000%, 03/25/2039	215	219
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	145	148
FNMA CMO, Ser 2014-39, Cl AB
3.000%, 09/25/2039	338	340
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	360	363
FNMA, Ser 2017-M13, Cl FA
2.441%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	447	446
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(B)	1,435	1,464
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.281%, 05/25/2045 (A)(B)	85	85
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.281%, 05/25/2045 (A)(B)	1,610	1,607
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	172	174
GNMA CMO, Ser 2012-7, Cl MD
3.500%, 11/20/2038	960	969

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	$509	$512
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	2,045	2,053
GNMA CMO, Ser 2015-119, Cl TG
1.800%, 05/20/2041	2,625	2,608
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	1,522	1,502
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.221%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,411	1,411
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.221%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	722	722
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.171%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	49	49

		28,569

Non-Agency Mortgage-Backed Obligations — 11.5%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	148	148
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	365	370
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	808	819
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	379	383
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	797	801
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	29	29
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	118	118
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	632	635
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
2.615%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	1,150	1,146

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	205

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.301%, 07/25/2035 (B)	$103	$102
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.903%, 11/25/2035 (B)	11	11
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.615%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,246
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.369%, 06/25/2035 (B)	55	57
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.474%, 08/25/2035 (B)	109	110
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (A)	249	252
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A2
3.817%, 10/26/2048 (A)	1,057	1,071
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
2.515%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	383	384
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	1,000	1,001
BX Commercial Mortgage Trust, Ser XL, Cl B
2.845%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	650	650
BX Trust, Ser 2018-MCSF, Cl A
2.342%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	800	797
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.555%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	457	456
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
2.885%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	920	922
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
2.248%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	17	16
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
4.048%, 02/20/2036 (B)	79	73
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	712	716

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
2.685%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	$1,150	$1,148
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
4.679%, 09/25/2034 (B)	19	20
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
4.575%, 03/25/2036 (B)	84	77
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	484	496
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	283	283
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	124	124
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	368	370
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	813	818
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	637	641
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	270	271
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	274	274
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	62	62
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	54	55
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	855	854
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	1,910	1,910
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
2.995%, VAR LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	1,150	1,152
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	38	38
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	114	114
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	134	134
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	215	215

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	$426	$429
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	557	561
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	710	715
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	687	688
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.717%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	871	873
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.358%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	115	116
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.558%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	787	795
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.508%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	642	658
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.508%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	643	646
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.608%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	434	437
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
3.708%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	230	231
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	637	638
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	255	254
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(B)	315	318
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	318	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.608%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	$1,235	$1,332
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.858%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	141	141
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	927	926
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.957%, 11/19/2035 (B)	140	136
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	373	373
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	131	132
GS Mortgage Securities Trust, Ser 2015- GC28, Cl A2
2.898%, 02/10/2048	495	495
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
2.465%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	664
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.492%, 07/25/2035 (B)	153	132
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.273%, 05/25/2037 (B)	139	118
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.468%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	42	42
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	49	48
Impac CMB Trust, Ser 2005-3, Cl A1
2.188%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	46	46
Impac CMB Trust, Ser 2005-5, Cl A1
2.348%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	37	37
Impac CMB Trust, Ser 2005-8, Cl 1A
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	124	122
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	419	419

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	207

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	$1,721	$1,723
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	1,350	1,353
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.240%, 08/25/2035 (B)	51	51
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.195%, 05/25/2037 (B)	89	84
JPMorgan Mortgage Trust, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(B)	500	499
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.573%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	520	519
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.565%, VAR LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	290	290
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
2.687%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	173	174
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.281%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	732	735
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	10	10
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.256%, 06/25/2037 (B)	124	106
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	265	269
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	144	144
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	291	297
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(B)	929	948
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	1,875	1,895
MortgageIT Trust, Ser 2005-5, Cl A1
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$284	$285
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
2.665%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	776
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/26/2029 (A)(B)	336	336
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	768	778
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	349	364
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	802	838
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	367	378
OBX Trust, Ser 2018-1, Cl A2
2.358%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	86	86
OBX Trust, Ser 2018-EXP2, Cl 2A1A
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	669	667
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	717	722
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.130%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	110	104
Paragon Mortgages, Ser 2007-15A, Cl A2C
2.339%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	258	246
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.245%, 07/27/2037 (B)	121	109
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.264%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	13	13
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	896	902
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	466	484
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(B)	92	92
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	325	326

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (A)	$486	$489
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	139	139
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	492	495
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	474	478
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.229%, 03/25/2036 (B)	173	169
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	1,136	1,136
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	360	361
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	9	9
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	36	36

		54,258

Total Mortgage-Backed Securities (Cost $82,507) ($ Thousands)		82,827

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Notes
2.125%, 01/31/2021	5,830	5,859
1.750%, 09/30/2022	1,830	1,837
1.705%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,500	1,499
1.681%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	450	450
1.375%, 08/31/2020	1,000	998
1.125%, 12/31/2019	2,270	2,269

Total U.S. Treasury Obligations (Cost $12,910) ($ Thousands)		12,912

COMMERCIAL PAPER (D) — 2.1%
EI du Pont de Nemours & Co
1.881%, 12/09/2019	2,950	2,948
Hitachi America Capital Ltd
1.874%, 01/06/2020	3,750	3,743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Schlumberger Holdings Corp
1.771%, 12/03/2019	$3,400	$3,399

Total Commercial Paper (Cost $10,091) ($ Thousands)		10,090

MUNICIPAL BONDS — 2.1%

California — 0.6%
Bay Area, Toll Authority, Sub-Ser, RB
2.075%, 04/01/2021	1,405	1,408
California State, GO Callable 10/01/2021 @ 100
2.565%, 04/01/2047 (C)	1,150	1,155

		2,563

Colorado — 0.2%
Colorado State, Housing & Finance Authority, RB Callable 11/29/2019 @ 100
1.630%, 10/01/2038 (C)	1,100	1,100

New Jersey — 0.3%
Atlantic County, Improvement Authority, RB 3.250%, 06/17/2020	890	896
Jersey City, Ser A, GO 1.908%, 09/01/2020	720	718

		1,614

New York — 0.7%
New York State, Housing Finance Agency, Ser A, RB Callable 11/29/2019 @ 100
1.670%, 11/01/2048 (C)(E)	3,400	3,400

Pennsylvania — 0.2%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	770

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	411	408

Total Municipal Bonds (Cost $9,844) ($ Thousands)		9,855

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	209

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	$1,016	$1,034
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	966	977
FNMA
1.710%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	1,150	1,150
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	12	13
FNMA CMO, Ser 2001-33, Cl FA
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	13	13
FNMA CMO, Ser 2002-64, Cl FG
2.013%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	7	7
FNMA CMO, Ser 2008-47, Cl FA
2.208%, VAR ICE LIBOR USD 1 Month+0.500%, 06/25/2023	18	18
FNMA CMO, Ser 2011-38, Cl BA
4.000%, 02/25/2035	63	63
FNMA CMO, Ser 2012-63, Cl FE
2.108%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2038	333	333
GNMA CMO, Ser 2010-81, Cl PM
3.750%, 04/20/2039	523	528
GNMA CMO, Ser 2012-31, Cl KA
1.500%, 12/20/2038	875	877

Total U.S. Government Agency Obligations (Cost $4,976) ($ Thousands)		5,013

SOVEREIGN DEBT — 1.0%
Province of Ontario Canada
2.550%, 02/12/2021	1,750	1,765
Province of Quebec Canada
2.375%, 01/31/2022	2,950	2,987

Total Sovereign Debt (Cost $4,723) ($ Thousands)		4,752

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.530% **†	1,683,253	1,683

Total Cash Equivalent (Cost $1,683) ($ Thousands)		1,683

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 2.2%
BNP Paribas
1.630%, dated on 11/29/2019, to be repurchased on 12/2/2019, repurchase price $10,501,426 (collateralized by various U.S. Treasury Obligations, 0.000% - 4.000%, 12/5/2019-11/1/2047, ranging in par value $800.00 - $7,170,000; total market value $10,694,218) (E)	$10,500	$10,500

Total Repurchase Agreement (Cost $10,500) ($ Thousands)		10,500

Total Investments in Securities — 100.1% (Cost $471,339) ($ Thousands)		$472,728

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(38)	Mar-2020	$(4,921)	$(4,916)	$5
U.S. 2-Year Treasury Note	35	Apr-2020	7,545	7,546	1
U.S. 5-Year Treasury Note	24	Apr-2020	2,857	2,855	(2)
U.S. Long Treasury Bond	(1)	Mar-2020	(159)	(159)	–

			$5,322	$5,326	$4

Percentages are based on Net Assets of $472,081 ($ Thousands).
**	Rate shown is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $199,451 ($ Thousands), representing 42.2% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

BAN— Bond Anticipation Note

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	177,784	–	177,784
Asset-Backed Securities	–	157,312	–	157,312
Mortgage-Backed Securities	–	82,827	–	82,827
U.S. Treasury Obligations	–	12,912	–	12,912
Commercial Paper	–	10,090	–	10,090
Municipal Bonds	–	9,855	–	9,855
U.S. Government Agency Obligations	–	5,013	–	5,013
Sovereign Debt	–	4,752	–	4,752
Cash Equivalent	1,683	–	–	1,683
Repurchase Agreement	–	10,500	–	10,500

Total Investments in Securities	1,683	471,045	–	472,728

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(2)	–	–	(2)

Total Other Financial Instruments	4	–	–	4

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	211

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Ultra Short Duration Bond Fund (Concluded)

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,371	$ 90,597	$ (91,285)	$ —	$ —	$ 1,683	1,683,253	$33	$ —

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.7%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	579	$693

Angola — 0.9%
Angola Via Avenir II BV MTN
9.713%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,762	6,266
Angolan Government International Bond
9.500%, 11/12/2025		544	606
9.375%, 05/08/2048 (A)		882	903
9.375%, 05/08/2048		5,178	5,302
8.250%, 05/09/2028		1,404	1,433
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,732	1,728
9.125%, 11/26/2049		822	820
8.000%, 11/26/2029 (A)		2,056	2,048
8.000%, 11/26/2029		453	451
Republic of Angola Via Avenir II BV MTN
6.908%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		864	864

			20,421

Argentina — 1.6%
Adecoagro
6.000%, 09/21/2027 (A)		1,555	1,508
Argentina POM Politica Monetaria
82.597%, VAR Argentina Central Bank 7 Day Repo Rate 0.000%, 06/21/2020	ARS	17,050	91
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		4,000	59
Argentine Bonos del Tesoro
18.200%, 10/03/2021		8,653	38
Argentine Republic Government International Bond
7.820%, 12/31/2033	EUR	7,801	3,911
7.820%, 12/31/2033		23,278	11,989
6.875%, 04/22/2021		$6,458	2,900
5.875%, 01/11/2028		6,170	2,446

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.000%, 01/15/2027	EUR	2,240	$929
3.380%, 4.740%, 03/31/2029,
12/31/2038 (B)		8,612	3,656
3.380%, 4.740%, 03/31/2029,
12/31/2038 (B)		1,468	615
3.375%, 01/15/2023		990	406
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	37,722	405
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/2020		$3,702	1,205
Ciudad Autonoma De Buenos Aires
62.712%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	62,540	834
49.945%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028		8,674	114
Provincia de Buenos Aires
7.875%, 06/15/2027		$3,964	1,407
5.375%, 01/20/2023	EUR	910	345
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	500
Rio Energy
6.875%, 02/01/2025 (A)		2,107	1,169
6.875%, 02/01/2025		128	71
YPF MTN
63.188%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	113

			34,711

Armenia — 0.0%
Republic of Armenia International Bond
3.950%, 09/26/2029		1,055	1,040

Azerbaijan — 1.2%
Azerbaijan International Bond
5.125%, 09/01/2029		2,772	3,016
4.750%, 03/18/2024		1,428	1,526
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		912	899
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,481
6.875%, 03/24/2026		7,828	9,237
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,242	1,507
6.950%, 03/18/2030		4,170	5,061
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,290	2,398
4.750%, 03/13/2023		1,279	1,340

			27,465

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	213

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bahrain — 0.5%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		$692	$813
7.000%, 01/26/2026 (A)		400	461
7.000%, 10/12/2028 (A)		984	1,132
6.750%, 09/20/2029 (A)		510	579
6.125%, 08/01/2023		849	927
5.625%, 09/30/2031 (A)		2,596	2,702
5.625%, 09/30/2031		200	208
Oil and Gas Holding BSCC
8.375%, 11/07/2028		1,948	2,318
8.375%, 11/07/2028 (A)		810	964
7.625%, 11/07/2024 (A)		1,142	1,308

			11,412

Belarus — 0.1%
Belarus Government International Bond
7.625%, 06/29/2027		385	438
6.875%, 02/28/2023 (A)		694	741
6.200%, 02/28/2030		505	535

			1,714

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2034		1,517	914

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,840	2,096

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,764	1,984
3.717%, 01/25/2027		2,093	2,182

			4,166

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,290	1,230

Brazil — 5.9%
Brazil Letras do Tesouro Nacional (C)
10.781%, 07/01/2021	BRL	2,000	438
9.501%, 01/01/2022		11,000	2,332
7.189%, 07/01/2020		16,158	3,727
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,847	1,914
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,125	2,271
5.333%, 02/15/2028		1,392	1,488
5.333%, 02/15/2028 (A)		294	314
Brazil Notas do Tesouro Nacional
6.000%, 08/15/2050	BRL	4,859	5,340

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	5,443	$5,797
3.236%, 08/15/2020		3,394	2,721
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021		84,549	21,076
10.000%, 01/01/2023		78,940	20,717
10.000%, 01/01/2025		45,736	12,377
10.000%, 01/01/2027		50,881	14,093
10.000%, 01/01/2029		14,549	4,271
Brazilian Government International Bond
6.000%, 04/07/2026		$2,929	3,373
5.000%, 01/27/2045		1,225	1,240
4.750%, 01/14/2050		4,000	3,862
4.625%, 01/13/2028		28	30
4.500%, 05/30/2029		8,839	9,270
CSN Resources (A)
7.625%, 02/13/2023		767	800
7.625%, 04/17/2026		1,063	1,089
Gol Finance
7.000%, 01/31/2025 (A)		1,322	1,327
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		644	678
Minerva Luxembourg
6.500%, 09/20/2026 (A)		1,291	1,360
Petrobras Global Finance BV
6.900%, 03/19/2049		2,114	2,418
5.750%, 02/01/2029		1,046	1,149
Rumo Luxembourg Sarl
7.375%, 02/09/2024		1,020	1,094
7.375%, 02/09/2024 (A)		1,018	1,092
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	661
6.000%, 01/15/2029		1,006	1,114
5.000%, 01/15/2030		687	709
Votorantim Cimentos International
7.250%, 04/05/2041		1,300	1,628

			131,770

Cameroon — 0.0%
Cameroon International Bond
9.500%, 11/19/2025 (A)		541	593

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.586%, 06/05/2034 (C)		2,660	1,825
Neon Capital MTN
1.964%, 01/06/2028 (D)	JPY	486,432	3,637

			5,462

Chile — 2.0%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,691	1,722

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	$115
6.000%, 01/01/2043		3,935,000	6,648
5.100%, 07/15/2050		25,000	37
5.000%, 03/01/2035		910,000	1,308
4.700%, 09/01/2030 (A)		5,660,000	7,933
4.500%, 03/01/2026		2,670,000	3,640
Cencosud
4.375%, 07/17/2027 (A)		$2,283	2,228
Chile Government International Bond
3.500%, 01/25/2050		4,357	4,582
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,506	1,533
Empresa Nacional del Petroleo
4.750%, 12/06/2021		2,588	2,686
Nacional del Cobre de Chile
5.625%, 10/18/2043		629	797
4.500%, 09/16/2025 (A)		3,379	3,659
4.375%, 02/05/2049 (A)		4,592	4,988
3.625%, 08/01/2027		500	522
3.625%, 08/01/2027 (A)		488	510
3.000%, 09/30/2029 (A)		2,302	2,266

			45,174

China — 1.4%
Alibaba Group Holding Ltd
4.200%, 12/06/2047		456	512
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		1,500	1,606
China Government International Bond
3.250%, 10/19/2023		2,449	2,561
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2168		940	955
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168		3,389	3,406
Chinalco Capital Holdings
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2168		307	310
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	912
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		900	1,012
4.625%, 03/14/2023		2	2
3.375%, 06/19/2024		430	436
Dianjian Haiyu Ltd
4.300%, 12/20/2167		205	210
Dianjian International Finance Ltd
4.600%, 07/19/2168 (D)		448	462

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
ENN Clean Energy International Investment
7.500%, 02/27/2021		$550	$569
HBIS Group Hong Kong Co Ltd
4.250%, 04/07/2020		1,027	1,027
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2168		2,161	2,196
Leader Goal International MTN
4.250%, 07/19/2168 (D)		263	269
Sinopec Group Overseas Development 2016
2.750%, 09/29/2026		701	698
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		4,824	5,063
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028		2,256	2,494
2.500%, 08/08/2024 (A)		5,439	5,423
Wanda Properties International
7.250%, 01/29/2024		608	606

			30,729

Colombia — 4.5%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,800
9.850%, 06/28/2027		994,000	352
8.125%, 05/21/2024		$1,120	1,369
7.750%, 04/14/2021	COP	3,729,000	1,095
7.375%, 09/18/2037		$3,061	4,293
6.125%, 01/18/2041		2,470	3,145
5.625%, 02/26/2044		330	404
5.200%, 05/15/2049		1,602	1,893
5.000%, 06/15/2045		5,430	6,204
4.500%, 01/28/2026		2,412	2,605
4.500%, 03/15/2029		2,581	2,842
4.375%, 03/21/2023	COP	4,586,000	1,272
4.000%, 02/26/2024		$1,285	1,346
3.875%, 04/25/2027		1,685	1,769
Colombian TES
10.000%, 07/24/2024	COP	27,414,700	9,159
7.750%, 09/18/2030		15,062,200	4,652
7.500%, 08/26/2026		49,473,300	15,207
7.250%, 10/18/2034		9,929,300	2,957
7.000%, 05/04/2022		19,196,700	5,660
7.000%, 06/30/2032		14,068,300	4,117
6.250%, 11/26/2025		32,516,300	9,408
6.000%, 04/28/2028		34,170,200	9,525
4.750%, 04/04/2035		1,645,600	1,570
Ecopetrol
5.875%, 09/18/2023		$1,385	1,525
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	276
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027		4,600,000	1,402

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	215

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.625%, 09/10/2024	COP	2,224,000	$661
7.625%, 09/10/2024		1,827,000	543
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	426
7.875%, 08/12/2024		1,095,000	331
Geopark Ltd
6.500%, 09/21/2024 (A)		$729	742
Millicom International Cellular
6.250%, 03/25/2029 (A)		597	647

			100,197

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,881	3,915
7.158%, 03/12/2045		653	659
7.158%, 03/12/2045 (A)		425	429
7.000%, 04/04/2044		1,860	1,855
7.000%, 04/04/2044		780	778
6.125%, 02/19/2031		1,230	1,244
6.125%, 02/19/2031 (A)		1,120	1,133
4.250%, 01/26/2023		2,121	2,097
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	243

			12,353

Croatia — 0.3%
Croatia Government International Bond
6.625%, 07/14/2020		2,388	2,451
2.750%, 01/27/2030	EUR	2,748	3,610
1.125%, 06/19/2029		980	1,114

			7,175

Czech Republic — 1.3%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	41,410	2,470
2.750%, 07/23/2029		162,390	7,812
2.500%, 08/25/2028		61,450	2,874
2.400%, 09/17/2025		206,270	9,399
2.000%, 10/13/2033		39,330	1,785
1.000%, 06/26/2026		18,100	758
0.950%, 05/15/2030		96,860	3,957

			29,055

Dominican Republic — 1.0%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	417
Dominican Republic International Bond
9.750%, 06/05/2026 (A)		35,050	675
8.900%, 02/15/2023 (A)		91,150	1,717
7.450%, 04/30/2044 (A)		$1,087	1,269
6.850%, 01/27/2045		1,780	1,947
6.850%, 01/27/2045 (A)		352	385
6.500%, 02/15/2048		5,759	6,070
6.400%, 06/05/2049		3,110	3,254

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 07/19/2028		$4,573	$4,991
6.000%, 07/19/2028 (A)		469	512
5.950%, 01/25/2027		1,250	1,354
5.500%, 01/27/2025		720	765

			23,356

Ecuador — 1.0%
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		1,626	1,358
10.750%, 01/31/2029		6,102	5,095
9.650%, 12/13/2026 (A)		1,192	989
9.650%, 12/13/2026		1,061	881
9.625%, 06/02/2027		1,148	941
9.500%, 03/27/2030 (A)		3,368	2,728
9.500%, 03/27/2030		798	646
8.875%, 10/23/2027		3,567	2,836
7.950%, 06/20/2024		2,494	2,048
7.875%, 03/27/2025		930	730
7.875%, 01/23/2028 (A)		1,689	1,317
7.875%, 01/23/2028		3,216	2,509
Petroamazonas EP
4.625%, 02/16/2020 (A)		140	137

			22,215

Egypt — 2.7%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,320
17.700%, 08/07/2025		42,975	3,055
16.300%, 04/09/2024		21,507	1,437
16.100%, 05/07/2029		21,345	1,481
15.900%, 07/02/2024		26,010	1,722
15.600%, 08/06/2026		34,250	2,276
14.800%, 01/30/2023		90,188	5,719
Egypt Government International Bond (A)
8.700%, 03/01/2049		$724	778
7.903%, 02/21/2048		331	333
6.588%, 02/21/2028		2,914	2,972
Egypt Government International Bond MTN
8.500%, 01/31/2047		9,130	9,653
8.150%, 11/20/2059 (A)		1,318	1,346
8.150%, 11/20/2059		378	386
7.600%, 03/01/2029		2,540	2,693
7.053%, 01/15/2032 (A)		2,209	2,240
7.053%, 01/15/2032		455	461
6.375%, 04/11/2031 (A)	EUR	1,550	1,778
6.375%, 04/11/2031		613	703
6.125%, 01/31/2022 (A)		$1,290	1,336
5.625%, 04/16/2030 (A)	EUR	1,456	1,604
5.625%, 04/16/2030		6,176	6,803
4.750%, 04/11/2025		633	722
4.750%, 04/16/2026		1,194	1,354
Egypt Treasury Bills (C)
18.443%, 02/04/2020	EGP	59,050	3,572

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
16.415%, 08/04/2020	EGP	41,525	$2,338

			60,082

El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$1,157	1,331
7.750%, 01/24/2023		2,390	2,593
7.650%, 06/15/2035		484	524
7.625%, 02/01/2041		885	956
7.125%, 01/20/2050		873	885
5.875%, 01/30/2025		3,270	3,364

			9,653

Gabon — 0.1%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		2,118	2,144
6.950%, 06/16/2025		412	417

			2,561

Ghana — 0.9%
Ghana Government Bonds
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		7,745	1,356
19.000%, 11/02/2026		16,120	2,718
Ghana Government International Bond
10.750%, 10/14/2030		$5,648	7,060
10.750%, 10/14/2030 (A)		68	85
8.950%, 03/26/2051		836	819
8.950%, 03/26/2051 (A)		370	362
8.627%, 06/16/2049 (A)		731	704
8.627%, 06/16/2049		384	370
8.125%, 03/26/2032		1,855	1,827
7.875%, 03/26/2027		1,781	1,836
7.875%, 03/26/2027 (A)		737	760
Kosmos Energy
7.125%, 04/04/2026 (A)		339	351
Tullow Oil
7.000%, 03/01/2025 (A)		988	978

			19,226

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	790
Guatemala Government Bond
4.900%, 06/01/2030		1,874	1,968

			2,758

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	514

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	1,018

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Hungary — 2.1%
Hungary Government Bond
6.750%, 10/22/2028	HUF	506,520	$2,369
5.750%, 11/22/2023		$1,172	1,320
5.500%, 06/24/2025	HUF	1,431,510	5,832
3.000%, 06/26/2024		1,093,260	3,964
3.000%, 10/27/2027		3,362,910	12,287
3.000%, 08/21/2030		360,610	1,303
2.750%, 12/22/2026		1,630,390	5,859
2.500%, 10/24/2024		963,150	3,397
Hungary Government International Bond
7.625%, 03/29/2041		$686	1,118
6.375%, 03/29/2021		5,982	6,324
5.375%, 03/25/2024		748	842
Hungary Treasury Bills
0.000%, 10/21/2020 (C)	HUF	500,000	1,650

			46,265

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021		$1,220	1,260

Indonesia — 8.0%
Eterna Capital Pte Ltd
7.500%, 12/11/2022		16	12
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		2,270	2,874
6.757%, 11/15/2048 (A)		272	344
6.530%, 11/15/2028 (A)		593	721
5.710%, 11/15/2023 (A)		866	954
Indonesia Government International Bond
8.500%, 10/12/2035		1,973	3,085
8.500%, 10/12/2035		400	625
7.750%, 01/17/2038		3,240	4,827
5.250%, 01/08/2047 (A)		240	294
4.750%, 02/11/2029		1,392	1,584
4.350%, 01/08/2027 (A)		2,186	2,375
3.700%, 10/30/2049		877	900
Indonesia Government International Bond MTN
5.250%, 01/17/2042		3,665	4,373
5.125%, 01/15/2045		480	569
4.625%, 04/15/2043		2,581	2,873
4.125%, 01/15/2025		2,410	2,572
3.850%, 07/18/2027		3,670	3,885
3.750%, 04/25/2022		879	907
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	137,707,000	10,944
8.750%, 05/15/2031		100,643,000	7,910
8.375%, 03/15/2024		226,801,000	17,173
8.375%, 09/15/2026		23,567,000	1,806
8.375%, 03/15/2034		128,859,000	9,822
8.375%, 04/15/2039		222,514,000	16,887

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	217

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.250%, 05/15/2029	IDR	138,353,000	$10,602
8.250%, 06/15/2032		19,060,000	1,438
8.250%, 05/15/2036		117,376,000	8,808
8.125%, 05/15/2024		129,305,000	9,738
7.500%, 08/15/2032		45,947,000	3,258
7.500%, 05/15/2038		80,596,000	5,671
7.000%, 05/15/2022		36,771,000	2,658
7.000%, 05/15/2027		108,555,000	7,710
7.000%, 09/15/2030		6,000,000	421
6.625%, 05/15/2033		36,763,000	2,415
6.500%, 06/15/2025		38,000,000	2,696
6.125%, 05/15/2028		63,423,000	4,204
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039		4,821,000	369
7.500%, 06/15/2035		90,673,000	6,457
Minejesa Capital BV
5.625%, 08/10/2037 (A)		$138	149
Pertamina Persero MTN (A)
4.700%, 07/30/2049		327	342
3.650%, 07/30/2029		2,196	2,274
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,031
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,265	1,572
6.150%, 05/21/2048		350	435
5.450%, 05/21/2028 (A)		514	590
4.375%, 02/05/2050 (A)		355	355
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		868	945
4.325%, 05/28/2025		2,967	3,184
Rutas 2 and 7 Finance Ltd.
2.702%, 09/30/2036 (C)		1,480	956
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		603	635

			177,229

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		862	831
5.800%, 01/15/2028		716	691

			1,522

Ivory Coast — 0.9%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,604	1,793
6.625%, 03/22/2048		2,113	2,260
6.625%, 03/22/2048		333	356
6.125%, 06/15/2033 (A)		$576	564
5.875%, 10/17/2031 (A)	EUR	2,544	2,822
5.875%, 10/17/2031		1,278	1,417
5.750%, 12/31/2032		$4,055	3,981
5.750%, 12/31/2032		3,521	3,457
5.750%, 12/31/2032		561	551

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.250%, 03/22/2030	EUR	558	$612
5.125%, 06/15/2025		1,037	1,244

			19,057

Jamaica — 0.2%
Jamaica Government International Bond
7.875%, 07/28/2045		$3,607	4,715

Jordan — 0.1%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		3,231	3,345

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	911
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		480	696
2.375%, 11/09/2028	EUR	329	410
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$2,115	2,675
5.750%, 04/19/2047 (A)		4,530	5,307
5.375%, 04/24/2030		2,501	2,877
5.375%, 04/24/2030 (A)		2,105	2,422
5.375%, 04/24/2030		1,605	1,846
4.750%, 04/24/2025 (A)		3,095	3,370
3.875%, 04/19/2022		4,006	4,120
KazTransGas JSC
4.375%, 09/26/2027 (A)		4,370	4,577

			29,211

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048 (A)		982	1,004
8.250%, 02/28/2048		950	972
8.000%, 05/22/2032		2,838	2,990
8.000%, 05/22/2032 (A)		574	605
7.000%, 05/22/2027		1,300	1,358
7.000%, 05/22/2027 (A)		910	951
6.875%, 06/24/2024		650	693

			8,573

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027		494	529
2.750%, 03/20/2022		646	655
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832%, 05/27/2168 (A)		693	692

			1,876

Lebanon — 0.3%
Lebanon Government International Bond
6.000%, 01/27/2023		942	431

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2021		$3,369	$1,868
6.650%, 11/03/2028		3,360	1,512
6.600%, 11/27/2026		808	364
6.100%, 10/04/2022		2,697	1,253
6.100%, 10/04/2022		1,143	531

			5,959

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		1,489	1,503

Malaysia — 5.2%
1MDB Energy
5.990%, 05/11/2022		3,000	3,157
1MDB Global Investments Ltd
4.400%, 03/09/2023		10,100	9,746
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	285
4.935%, 09/30/2043		2,000	544
4.893%, 06/08/2038		3,700	1,011
4.642%, 11/07/2033		900	236
4.392%, 04/15/2026		5,125	1,300
4.232%, 06/30/2031		4,500	1,138
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		23,924	5,824
4.059%, 09/30/2024		17,428	4,320
4.048%, 09/30/2021		3,954	962
3.955%, 09/15/2025		39,449	9,762
3.906%, 07/15/2026		16,996	4,203
3.899%, 11/16/2027		3,000	742
3.889%, 07/31/2020		12,498	3,011
3.885%, 08/15/2029		15,719	3,897
3.882%, 03/10/2022		26,917	6,562
3.844%, 04/15/2033		3,000	728
3.828%, 07/05/2034		250	61
3.800%, 08/17/2023		42,002	10,280
3.795%, 09/30/2022		4,800	1,170
3.757%, 04/20/2023		24,445	5,966
3.733%, 06/15/2028		17,936	4,378
3.620%, 11/30/2021		30,736	7,441
3.502%, 05/31/2027		1,050	253
3.492%, 03/31/2020		62,525	14,996
3.480%, 03/15/2023		854	207
3.478%, 06/14/2024		4,040	978
3.418%, 08/15/2022		13,665	3,300
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	510
4.070%, 09/30/2026		14,000	3,484

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026		$4,413	$4,590

			115,047

Mexico — 8.7%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,149
Axtel
6.375%, 11/14/2024 (A)		$704	724
Banco Mercantil del Norte (A)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168		623	655
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2168		798	818
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,794	1,819
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	178
Braskem Idesa SAPI
7.450%, 11/15/2029 (A)		599	609
Cemex
7.750%, 04/16/2026		990	1,072
Cometa Energia
6.375%, 04/24/2035 (A)		927	998
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,494
5.750%, 02/14/2042 (A)		$570	619
4.750%, 02/23/2027 (A)		684	716
Industrias Penoles
5.650%, 09/12/2049 (A)		491	502
Mexican Bonos
10.000%, 12/05/2024	MXN	374,736	21,660
8.500%, 05/31/2029		104,716	5,890
8.500%, 11/18/2038		80,012	4,600
8.000%, 11/07/2047		46,654	2,574
7.750%, 05/29/2031		183,376	9,832
7.750%, 11/23/2034		47,105	2,530
7.750%, 11/13/2042		173,819	9,293
7.500%, 06/03/2027		277,450	14,588
6.500%, 06/10/2021		18,110	924
6.500%, 06/09/2022		186,400	9,479
5.750%, 03/05/2026		75,293	3,613
5.750%, 03/05/2026		786	38
Mexican Bonos, Ser M20
8.000%, 12/07/2023		145,696	7,748
Mexican Udibonos
4.000%, 11/15/2040		50,288	2,810
4.000%, 11/03/2050		53,494	3,076

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	219

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Cetes (C)
7.349%, 01/23/2020	MXN	661,229	$3,352
7.028%, 04/23/2020		1,024,041	5,096
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	1,068
Mexico Government International Bond
4.500%, 04/22/2029		9,885	10,834
4.150%, 03/28/2027		1,515	1,614
3.750%, 01/11/2028		227	235
Mexico Government International Bond MTN
5.750%, 10/12/2110		4,760	5,538
Minera Mexico
4.500%, 01/26/2050 (A)		870	855
Petroleos Mexicanos
9.500%, 09/15/2027		215	254
7.690%, 01/23/2050		2,156	2,312
7.690%, 01/23/2050 (A)		5,976	6,408
7.470%, 11/12/2026	MXN	260,354	11,536
7.190%, 09/12/2024		150,856	6,972
6.840%, 01/23/2030 (A)		$8,644	9,080
6.625%, 06/15/2035		7,384	7,402
6.500%, 03/13/2027		1,492	1,557
6.500%, 01/23/2029 (A)		1,111	1,138
6.500%, 01/23/2029		559	573
6.490%, 01/23/2027 (A)		873	919
5.625%, 01/23/2046		1,070	946
5.350%, 02/12/2028 (A)		1,626	1,579
5.350%, 02/12/2028		674	654
Petroleos Mexicanos MTN
6.750%, 09/21/2047		440	433
6.750%, 09/21/2047		238	234
United Mexican States
4.350%, 01/15/2047		1,392	1,441

			193,038

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,209
Mongolia Government International Bond
5.625%, 05/01/2023		3,485	3,573
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,696	3,039
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	481
9.375%, 05/19/2020 (A)		453	464

			8,766

Morocco — 0.1%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	1,522	1,661

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)		$2,869	$2,614

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		500	510

Netherlands — 0.0%
GTH Finance BV
6.250%, 04/26/2020		560	563

Nigeria — 1.0%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)		792	842
Nigeria Government International Bond
9.248%, 01/21/2049		1,374	1,485
8.747%, 01/21/2031		4,888	5,323
8.747%, 01/21/2031 (A)		423	461
7.875%, 02/16/2032		4,719	4,796
7.696%, 02/23/2038		2,588	2,525
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		895	844
6.500%, 11/28/2027 (A)		4,744	4,732
6.500%, 11/28/2027		60	60
Nigeria Treasury Bill
16.714%, 02/27/2020 (C)	NGN	332,994	889

			21,957

Oman — 0.8%
Oman Government International Bond
6.750%, 01/17/2048		$4,598	4,357
6.750%, 01/17/2048 (A)		814	772
6.500%, 03/08/2047		2,685	2,507
5.625%, 01/17/2028 (A)		3,277	3,279
4.750%, 06/15/2026		1,402	1,385
4.750%, 06/15/2026 (A)		540	533
3.625%, 06/15/2021		1,296	1,296
Oman Government International Bond MTN (A)
6.000%, 08/01/2029		990	995
4.875%, 02/01/2025		2,877	2,919

			18,043

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)		335	368
7.875%, 03/31/2036		285	289
6.875%, 12/05/2027 (A)		4,277	4,299
6.875%, 12/05/2027		270	271

			5,227

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Panama — 1.0%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		$942	$1,165
5.625%, 05/18/2036		735	855
Cable Onda
4.500%, 01/30/2030 (A)		227	231
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	983
Panama Government International Bond
9.375%, 04/01/2029		1,320	2,016
8.125%, 04/28/2034		699	1,019
4.500%, 05/15/2047		1,266	1,494
4.000%, 09/22/2024		1,800	1,924
3.870%, 07/23/2060		1,472	1,564
3.750%, 03/16/2025		323	343
3.160%, 01/23/2030		8,133	8,397
Panama Notas del Tesoro
3.750%, 04/17/2026 (A)		1,270	1,340

			21,331

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		3,343	3,569
8.375%, 10/04/2028		1,930	2,060

			5,629

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,150	1,381
6.100%, 08/11/2044 (A)		883	1,060
5.400%, 03/30/2050		530	593
5.000%, 04/15/2026		1,550	1,703
5.000%, 04/15/2026		1,044	1,147

			5,884

Peru — 2.7%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		322	400
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,768
Inkia Energy
5.875%, 11/09/2027 (A)		$487	502
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		1,075	1,090
Lima Metro Line 2 Finance
4.350%, 04/05/2036 (A)		2,520	2,662
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,268
Peru Government Bond
8.200%, 08/12/2026	PEN	1,404	519
6.900%, 08/12/2037		4,088	1,432
6.150%, 08/12/2032 (A)		21,502	7,103
5.940%, 02/12/2029 (A)		12,507	4,136

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.350%, 08/12/2040 (A)	PEN	959	$281
Peru LNG Srl
5.375%, 03/22/2030 (A)		$1,134	1,100
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	15,037	5,557
8.200%, 08/12/2026		2,845	1,051
6.950%, 08/12/2031		15,965	5,615
6.950%, 08/12/2031		724	255
6.850%, 02/12/2042		882	306
6.350%, 08/12/2028		5,599	1,905
5.700%, 08/12/2024 (A)		6,317	2,070
5.625%, 11/18/2050		$1,156	1,687
5.400%, 08/12/2034 (A)	PEN	4,233	1,290
2.844%, 06/20/2030		$4,580	4,706
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,703
5.625%, 06/19/2047 (A)		539	617
4.750%, 06/19/2032		3,089	3,338
4.750%, 06/19/2032 (A)		1,695	1,832

			59,193

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		5,901	6,030
3.900%, 11/26/2022	PHP	52,000	1,020
3.750%, 01/14/2029		$1,750	1,931

			8,981

Poland — 2.3%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	525
3.250%, 07/25/2025		19,511	5,365
2.750%, 04/25/2028		20,284	5,482
2.750%, 10/25/2029		4,465	1,218
2.500%, 01/25/2023		52,697	13,841
2.500%, 04/25/2024		10,365	2,736
2.500%, 07/25/2026		37,568	9,954
2.500%, 07/25/2027		3,155	837
2.250%, 04/25/2022		13,392	3,482
1.499%, 07/25/2020 (C)		7,630	1,938
Poland Government International Bond
5.000%, 03/23/2022		$4,646	4,970

			50,348

Qatar — 1.4%
Qatar Government International Bond
5.103%, 04/23/2048 (A)		2,905	3,719
5.103%, 04/23/2048		2,876	3,681
4.817%, 03/14/2049 (A)		1,225	1,514
4.817%, 03/14/2049		7,316	9,043
4.500%, 04/23/2028 (A)		2,462	2,816
4.000%, 03/14/2029		4,312	4,804

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	221

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 03/14/2029 (A)		$4,305	$4,796

			30,373

Romania — 1.3%
Romania Government Bond
5.800%, 07/26/2027	RON	5,740	1,434
5.000%, 02/12/2029		12,265	2,907
4.850%, 04/22/2026		11,590	2,742
4.500%, 06/17/2024		17,680	4,133
4.250%, 06/28/2023		3,930	915
4.000%, 10/27/2021		14,745	3,425
Romanian Government International Bond
5.125%, 06/15/2048		$3,814	4,350
Romanian Government International Bond MTN
6.750%, 02/07/2022		1,396	1,523
4.625%, 04/03/2049	EUR	297	407
4.125%, 03/11/2039		2,571	3,289
3.875%, 10/29/2035		1,322	1,691
3.375%, 02/08/2038		1,170	1,404
2.124%, 07/16/2031		316	354

			28,574

Russia — 6.5%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	4,021
Gtlk Europe Capital DAC
4.949%, 02/18/2026		1,336	1,371
GTLK Europe DAC
5.950%, 07/19/2021		640	668
Ritekro
10.490%, 11/07/2022 (C) (E)		538	361
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,302
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	3,209
8.150%, 02/03/2027		1,075,054	18,557
7.950%, 10/07/2026		917,568	15,635
7.750%, 09/16/2026		56,262	948
7.700%, 03/23/2033		349,652	5,995
7.500%, 08/18/2021		49,768	796
7.250%, 05/10/2034		395,320	6,538
7.100%, 10/16/2024		131,150	2,122
7.050%, 01/19/2028		1,638,940	26,776
7.000%, 08/16/2023		427,978	6,885
6.900%, 05/23/2029		564,720	9,160
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$3	4
5.875%, 09/16/2043		3,200	4,174
5.625%, 04/04/2042		1,200	1,520
5.250%, 06/23/2047		800	982
5.100%, 03/28/2035 (A)		2,800	3,300
5.100%, 03/28/2035		1,800	2,120

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 09/16/2023		$2,200	$2,412
4.750%, 05/27/2026		1,800	1,995
4.375%, 03/21/2029		12,400	13,641
4.250%, 06/23/2027		5,200	5,642
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,135
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,676
6.800%, 11/22/2025 (A)		600	704
6.800%, 11/22/2025		240	282

			143,931

Saudi Arabia — 1.3%
KSA Sukuk MTN (A)
3.628%, 04/20/2027		1,250	1,318
2.969%, 10/29/2029		5,734	5,726
Saudi Arabian Oil MTN
4.250%, 04/16/2039		4,508	4,851
4.250%, 04/16/2039 (A)		4,094	4,406
2.875%, 04/16/2024		2,197	2,227
Saudi Government International Bond
5.250%, 01/16/2050 (A)		1,393	1,725
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		714	853
5.000%, 04/17/2049		635	758
4.625%, 10/04/2047		1,682	1,894
4.625%, 10/04/2047 (A)		565	636
4.500%, 10/26/2046		3,576	3,974
3.625%, 03/04/2028 (A)		1,283	1,349

			29,717

Senegal — 0.2%
Senegal Government International Bond
6.250%, 07/30/2024		1,417	1,550
6.250%, 05/23/2033		1,150	1,179
6.250%, 05/23/2033 (A)		242	248
4.750%, 03/13/2028	EUR	1,665	1,903

			4,880

Serbia — 0.9%
Serbia International Bond
7.250%, 09/28/2021		$1,500	1,635
7.250%, 09/28/2021		1,130	1,232
7.250%, 09/28/2021 (A)		300	327
1.500%, 06/26/2029	EUR	4,288	4,801
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	250,390	2,849
4.500%, 01/11/2026		310,300	3,183
3.750%, 01/17/2022		511,560	4,965

			18,992

South Africa — 4.4%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		$2,642	2,659

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.125%, 02/11/2025		$1,220	$1,228
5.750%, 01/26/2021		1,140	1,137
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		240	255
7.500%, 09/15/2033	ZAR	52,500	2,695
6.750%, 08/06/2023		$2,450	2,459
6.750%, 08/06/2023 (A)		555	557
6.350%, 08/10/2028 (A)		456	482
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		1,119	1,118
Republic of South Africa Government International Bond
5.750%, 09/30/2049		6,600	6,303
4.850%, 09/30/2029		3,344	3,304
SASOL Financing USA LLC
5.875%, 03/27/2024		661	711
South Africa Government Bond
10.500%, 12/21/2026	ZAR	249,363	18,829
9.000%, 01/31/2040		187,377	11,487
8.875%, 02/28/2035		74,616	4,697
8.750%, 01/31/2044		72,370	4,273
8.750%, 02/28/2048		97,378	5,740
8.500%, 01/31/2037		63,312	3,784
8.250%, 03/31/2032		31,375	1,934
7.000%, 02/28/2031		172,654	9,813
6.500%, 02/28/2041		15,177	708
6.250%, 03/31/2036		93,224	4,503
South Africa Government International Bond
6.300%, 06/22/2048		$2,533	2,653
5.875%, 09/16/2025		326	355
5.875%, 06/22/2030		2,049	2,180
5.650%, 09/27/2047		284	273
5.000%, 10/12/2046		475	430
4.850%, 09/27/2027		1,190	1,216
4.300%, 10/12/2028		456	442
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	609

			96,834

South Korea — 0.3%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	2,590
Korea International Bond
2.500%, 06/19/2029		$2,153	2,188
2.000%, 06/19/2024		1,374	1,375

			6,153

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,825	2,005

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Sri Lanka — 1.3%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$2,219	$2,149
7.550%, 03/28/2030		551	521
6.850%, 03/14/2024		1,445	1,445
6.850%, 11/03/2025		1,135	1,104
6.825%, 07/18/2026 (A)		1,612	1,547
6.825%, 07/18/2026		800	767
6.750%, 04/18/2028 (A)		7,829	7,144
6.750%, 04/18/2028		837	764
6.350%, 06/28/2024 (A)		2,006	1,964
6.250%, 07/27/2021		2,202	2,210
6.200%, 05/11/2027		1,461	1,315
5.875%, 07/25/2022 (A)		1,496	1,481
5.750%, 04/18/2023		1,861	1,813
5.750%, 04/18/2023 (A)		4,330	4,218

			28,442

Supranational — 0.4%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	545
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		1,274	1,351
4.700%, 10/22/2031		934	941
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	817
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,422

			9,076

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026		$585	456

Thailand — 2.9%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	131
4.875%, 06/22/2029		38,846	1,653
3.775%, 06/25/2032		393,108	15,899
3.650%, 06/20/2031		133,000	5,276
3.625%, 06/16/2023		34,000	1,213
3.400%, 06/17/2036		330,187	13,251
3.300%, 06/17/2038		50,414	2,024
2.875%, 12/17/2028		385,352	14,088
2.875%, 06/17/2046		4,865	191
2.550%, 06/26/2020		35,000	1,166
2.400%, 12/17/2023		167,000	5,748
2.125%, 12/17/2026		25,000	861
1.450%, 12/17/2024		105,000	3,480

			64,981

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	223

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	642	$694
5.750%, 01/30/2025		$928	851
5.625%, 02/17/2024	EUR	2,510	2,707

			4,252

Turkey — 3.4%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		$627	675
6.125%, 05/03/2024		831	827
5.375%, 10/24/2023		1,487	1,466
5.000%, 09/23/2021		674	681
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,218
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,936	3,013
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/2024 (A)		614	627
QNB Finansbank
6.875%, 09/07/2024 (A)		898	950
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		561	555
4.750%, 04/29/2021		756	755
Turkey Government Bond
16.200%, 06/14/2023	TRY	22,762	4,439
12.200%, 01/18/2023		31,877	5,575
11.000%, 03/02/2022		41,144	7,063
10.700%, 02/17/2021		5,000	862
10.700%, 08/17/2022		30,802	5,229
9.500%, 01/12/2022		11,034	1,836
9.200%, 09/22/2021		8,262	1,382
8.500%, 09/14/2022		5,781	931
7.100%, 03/08/2023		51,539	7,818
3.000%, 08/02/2023		12,960	1,137
Turkey Government International Bond
7.625%, 04/26/2029		$923	999
7.375%, 02/05/2025		920	991
7.250%, 12/23/2023		4,666	5,028
6.875%, 03/17/2036		1,796	1,797
6.350%, 08/10/2024		3,121	3,234
6.125%, 10/24/2028		2,137	2,126
6.000%, 01/14/2041		1,330	1,192
5.750%, 03/22/2024		600	609
5.750%, 05/11/2047		1,616	1,382
5.125%, 02/17/2028		6,642	6,229
4.875%, 10/09/2026		2,127	2,000
4.250%, 04/14/2026		699	641
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+ 4.220%, 05/24/2027 (A)		1,730	1,580

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026		$725	$760
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	614

			76,221

Ukraine — 2.8%
Metinvest BV
7.750%, 10/17/2029 (A)		1,120	1,099
MHP Lux
6.250%, 09/19/2029 (A)		1,202	1,135
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		2,724	2,695
7.125%, 07/19/2024	EUR	970	1,117
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	4,423
16.000%, 08/11/2021		206,904	8,862
15.840%, 02/26/2025		92,615	4,246
Ukraine Government International Bond
15.700%, 01/20/2021 (A)		65,000	2,728
9.750%, 11/01/2028		$6,641	7,709
8.994%, 02/01/2024		1,896	2,085
8.994%, 02/01/2024 (A)		230	253
7.750%, 09/01/2020		1,149	1,180
7.750%, 09/01/2021		523	547
7.750%, 09/01/2022		1,332	1,411
7.750%, 09/01/2025 (A)		2,216	2,340
7.750%, 09/01/2026 (A)		6,119	6,462
7.750%, 09/01/2026		790	834
7.750%, 09/01/2027		1,046	1,103
7.750%, 09/01/2027 (A)		478	504
7.375%, 09/25/2032		2,314	2,354
6.750%, 06/20/2026	EUR	1,481	1,770
6.750%, 06/20/2026 (A)		2,854	3,410
3.212%, 05/31/2040 (A)(D)		$3,182	2,904
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		921	954

			62,125

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047		6,395	7,307
3.650%, 11/02/2029		2,671	2,853
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		369	429
3.125%, 09/30/2049		5,703	5,556
2.500%, 09/30/2029		4,154	4,128
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		3,586	3,801

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		$670	$766
MDGH - GMTN BV MTN (A)
4.500%, 11/07/2028		4,293	4,847
3.700%, 11/07/2049		970	995
2.875%, 11/07/2029		3,303	3,303
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,088

			35,073

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	IDR	88,081,000	6,750

Uruguay — 0.6%
Uruguay Government International Bond
5.100%, 06/18/2050		$640	764
4.375%, 10/27/2027		3,992	4,357
4.375%, 01/23/2031		6,825	7,555
4.125%, 11/20/2045		367	391

			13,067

Uzbekistan — 0.1%
Uzbekistan Government Bond MTN
5.375%, 02/20/2029		1,359	1,495
4.750%, 02/20/2024		931	977

			2,472

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		3,202	240
6.000%, 05/16/2024 (F)		16,821	1,220
6.000%, 05/16/2024 (F)		7,900	573
6.000%, 05/16/2024 (F)		1,777	129
6.000%, 11/15/2026 (F)		24,577	1,782
5.500%, 04/12/2037 (F)		1,620	117
5.375%, 04/12/2027 (F)		7,825	587
Venezuela Government International Bond
9.250%, 09/15/2027 (F)		3,400	382
9.250%, 05/07/2028 (F)		4,965	559
8.250%, 10/13/2024 (F)		4,151	467
7.750%, 10/13/2019 (F)		7,816	879

			6,935

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		950	970

Zambia — 0.2%
Zambia Government International Bond (A)
8.500%, 04/14/2024		2,630	1,693

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 09/20/2022	$2,950	$1,864

		3,557

Total Global Bonds (Cost $2,141,284) ($ Thousands)		2,104,896

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
1.548%, 05/07/2020 (C)	7,194	7,146

Total U.S. Treasury Obligation (Cost $7,146) ($ Thousands)		7,146

Total Investments in Securities — 95.0% (Cost $2,148,430) ($ Thousands)		$2,112,042

	Contracts

PURCHASED OPTION*(G) — 0.0%

Total Purchased Option (Cost $376) ($ Thousands)	36,109,900	$166

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	225

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

A list of the open options contracts held by the Fund at November 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%
Call Options
September 2020, USD Call HKD Put*	36,109,900	$283,102	$7.85	09/01/20	$166

Total Purchased Option		$283,102			$166

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(138)	Dec-2019	$(26,689)	$(26,030)	$817
Euro-Buxl	(16)	Dec-2019	(3,889)	(3,674)	232
Korea 10-Year Bond	(38)	Dec-2019	(4,228)	(4,210)	55
Korea 3-Year Bond	199	Dec-2019	18,430	18,610	(63)
R023 Bond Future	1,116	Feb-2020	7,994	7,955	(32)
R186 Bond Future	1,621	Feb-2020	12,434	12,365	(63)
R2032 Bond Future	823	Feb-2020	5,369	5,238	(124)
R2035 Bond Future	1,762	Feb-2020	11,867	11,537	(313)
R2037 Bond Future	602	Feb-2020	3,727	3,596	(125)
R2040 Bond Future	285	Feb-2020	1,814	1,747	(64)
R208 Bond Future	92	Feb-2020	646	644	(1)
R209 Bond Future	80	Feb-2020	412	398	(13)
R214 Bond Future	353	Feb-2020	1,778	1,713	(62)
U.S. 10-Year Treasury Note	106	Mar-2020	13,735	13,712	(23)
U.S. Ultra Long Treasury Bond	59	Mar-2020	11,074	11,075	1

			$54,474	$54,676	$222

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/18/19	USD	1,411	ZAR	21,039	$22
Barclays PLC	12/18/19	USD	4,530	TRY	26,641	93
Barclays PLC	12/18/19	USD	11,806	COP	39,856,549	(504)
Barclays PLC	12/18/19	USD	13,196	PLN	51,993	98
Barclays PLC	12/18/19	TWD	441,974	USD	14,422	(81)
BT Brokerage	12/04/19	USD	133	RUB	8,654	1
BT Brokerage	12/04/19	USD	6,429	RUB	411,717	(24)
BT Brokerage	12/04/19	RUB	455,423	USD	6,976	(109)
BT Brokerage	12/06/19	USD	1,832	KZT	720,000	30
BT Brokerage	12/09/19 - 12/18/19	TRY	46,571	USD	7,948	(134)
BT Brokerage	12/17/19	EUR	5,996	RON	28,638	(21)
BT Brokerage	12/18/19	PEN	4,165	USD	1,220	(4)
BT Brokerage	12/18/19 - 01/08/20	EUR	6,089	HUF	2,028,642	(26)
BT Brokerage	12/18/19	USD	12,239	BRL	50,987	(189)

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BT Brokerage	01/08/20	HUF	1,037,250	EUR	3,113	$13
BT Brokerage	12/18/19	HUF	745,511	EUR	2,221	(9)
BT Brokerage	04/02/20	RON	15,106	EUR	3,128	10
Citigroup	12/03/19	BRL	5,023	USD	1,224	36
Citigroup	03/03/20	BRL	12,967	USD	3,030	(25)
Citigroup	03/03/20	USD	2,992	BRL	12,803	24
Citigroup	12/03/19 - 01/22/20	USD	19,200	BRL	78,542	(651)
Citigroup	12/04/19 - 12/18/19	EUR	12,149	USD	13,525	113
Citigroup	01/06/20	EUR	1,218	USD	1,345	(1)
Citigroup	12/04/19 - 12/18/19	USD	10,350	RUB	686,107	307
Citigroup	12/04/19 - 01/23/20	USD	4,510	RUB	288,744	(22)
Citigroup	01/06/20	USD	1,421	EUR	1,287	1
Citigroup	12/04/19 - 12/18/19	USD	15,358	EUR	13,867	(59)
Citigroup	12/04/19 - 12/18/19	RUB	104,976	USD	1,612	(17)
Citigroup	12/09/19 - 12/18/19	USD	7,311	TRY	42,932	141
Citigroup	12/18/19 - 02/06/20	USD	3,681	TRY	21,323	(2)
Citigroup	12/09/19	TRY	18,361	USD	3,157	(36)
Citigroup	12/10/19	USD	6,939	ILS	24,355	82
Citigroup	12/10/19	ILS	24,707	USD	7,144	22
Citigroup	12/10/19	ILS	24,355	USD	6,978	(44)
Citigroup	12/18/19	USD	876	PLN	3,427	—
Citigroup	12/16/19	USD	6,765	PLN	26,317	(36)
Citigroup	01/21/20	EUR	807	CZK	20,716	3
Citigroup	12/17/19	EUR	651	CZK	16,628	—
Citigroup	12/17/19	RON	5,794	EUR	1,211	2
Citigroup	12/17/19	RON	2,856	EUR	595	(1)
Citigroup	12/17/19 - 12/18/19	COP	35,627,202	USD	10,323	220
Citigroup	12/18/19	COP	24,415,778	USD	6,917	(7)
Citigroup	12/18/19	USD	537	PEN	1,795	(9)
Citigroup	12/18/19	USD	967	THB	29,561	11
Citigroup	12/18/19	USD	1,546	CZK	36,246	20
Citigroup	12/18/19	USD	1,275	CZK	29,430	(4)
Citigroup	12/18/19	USD	4,833	RON	20,740	(55)
Citigroup	12/18/19	PEN	7,088	USD	2,136	52
Citigroup	12/18/19	PLN	4,353	USD	1,141	28
Citigroup	12/18/19	PLN	4,981	USD	1,263	(11)
Citigroup	12/18/19	USD	9,685	COP	32,609,904	(438)
Citigroup	12/18/19	RON	13,054	USD	3,019	12
Citigroup	12/18/19 - 12/20/19	USD	9,423	MXN	186,639	126
Citigroup	12/18/19 - 02/05/20	USD	6,942	MXN	135,243	(27)
Citigroup	12/18/19	USD	14,153	CNY	100,159	104
Citigroup	02/07/20	USD	3,507	CNY	24,607	(11)
Citigroup	12/18/19	SGD	19,706	USD	14,304	(110)
Citigroup	12/18/19	USD	35,487	CLP	25,576,725	(3,752)
Citigroup	12/18/19	THB	16,952	USD	561	—
Citigroup	12/18/19	THB	27,880	USD	913	(9)
Citigroup	12/18/19 - 02/06/20	ZAR	205,143	USD	13,798	(126)
Citigroup	12/18/19	HUF	336,353	USD	1,110	—
Citigroup	12/18/19	HUF	2,061,112	EUR	6,226	68
Citigroup	01/08/20	HUF	661,346	EUR	1,972	(6)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	227

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/18/19	CLP	3,748,585	USD	5,224	$573
Citigroup	12/18/19	KRW	27,857,836	USD	23,282	(315)
Citigroup	12/19/19 - 02/03/20	USD	4,962	NGN	1,891,859	233
Citigroup	12/19/19	NGN	2,218,860	USD	5,726	(387)
Citigroup	12/20/19	USD	2,238	KRW	2,660,550	15
Citigroup	12/20/19 - 02/06/20	USD	4,354	ZAR	65,496	97
Citigroup	02/06/20	USD	364	ZAR	5,378	—
Citigroup	01/14/20	EUR	715	PLN	3,091	—
Citigroup	01/14/20	EUR	1,303	PLN	5,570	(17)
Citigroup	01/14/20	PLN	13,936	EUR	3,256	38
Citigroup	01/15/20 - 02/19/20	UGX	31,184,366	USD	8,094	(242)
Citigroup	01/21/20	CZK	16,246	EUR	634	(1)
Citigroup	01/22/20	IDR	46,087,615	USD	3,247	(6)
Citigroup	02/05/20	MXN	14,221	USD	731	9
Citigroup	03/23/20	EGP	33,000	USD	1,916	(77)
Goldman Sachs	12/03/19	USD	5,318	BRL	22,291	(46)
Goldman Sachs	12/03/19	BRL	59,672	USD	14,234	122
Goldman Sachs	03/03/20	BRL	29,216	USD	6,844	(39)
Goldman Sachs	12/04/19	USD	1,119	RUB	71,439	(7)
Goldman Sachs	12/17/19	USD	2,154	COP	7,291,484	(87)
Goldman Sachs	12/17/19 - 01/21/20	EUR	4,866	CZK	124,739	15
Goldman Sachs	12/18/19	USD	996	CLP	778,307	(30)
Goldman Sachs	12/18/19	USD	2,072	PEN	6,942	(31)
Goldman Sachs	12/18/19	USD	2,571	RON	11,104	(13)
Goldman Sachs	12/18/19	USD	4,538	TRY	26,641	84
Goldman Sachs	12/18/19	EUR	6,492	HUF	2,162,209	(28)
Goldman Sachs	12/18/19	USD	4,017	EUR	3,641	2
Goldman Sachs	12/18/19	USD	3,935	EUR	3,534	(34)
Goldman Sachs	12/18/19 - 02/06/20	USD	12,709	ZAR	190,902	267
Goldman Sachs	12/18/19	RON	11,667	USD	2,694	6
Goldman Sachs	12/18/19	RON	1,466	USD	338	—
Goldman Sachs	12/18/19	USD	13,203	PHP	690,263	379
Goldman Sachs	12/18/19	USD	13,184	MXN	260,557	148
Goldman Sachs	12/18/19	USD	2,444	MXN	46,940	(42)
Goldman Sachs	12/18/19	TRY	31,857	USD	4,675	(853)
Goldman Sachs	12/18/19	PLN	41,141	USD	10,478	(41)
Goldman Sachs	12/18/19	HUF	126,900	USD	431	12
Goldman Sachs	12/18/19 - 12/20/19	ZAR	154,342	USD	10,391	(118)
Goldman Sachs	12/18/19	MXN	170,456	USD	8,649	(73)
Goldman Sachs	12/18/19	CLP	8,960,116	USD	12,379	1,261
Goldman Sachs	01/14/20	EUR	3,206	PLN	13,817	(14)
Goldman Sachs	01/22/20	IDR	46,087,615	USD	3,248	(5)
Goldman Sachs	04/30/20 - 07/29/20	NGN	2,901,104	USD	7,593	(108)
Goldman Sachs	06/05/20	USD	882	KZT	356,261	1
JPMorgan Chase Bank	12/04/19	USD	1,735	RUB	117,349	91
JPMorgan Chase Bank	12/04/19	USD	3,478	RUB	222,056	(24)
JPMorgan Chase Bank	01/24/20	USD	1,177	EUR	1,065	2
JPMorgan Chase Bank	12/04/19 - 01/24/20	USD	14,828	EUR	13,315	(128)
JPMorgan Chase Bank	12/04/19 - 01/24/20	EUR	48,428	USD	53,866	298
JPMorgan Chase Bank	12/04/19 - 01/24/20	EUR	5,666	USD	6,248	(14)

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/04/19	RUB	260,621	USD	4,009	$(46)
JPMorgan Chase Bank	01/23/20	USD	1,666	BRL	7,115	13
JPMorgan Chase Bank	12/06/19	USD	2,074	BRL	8,358	(97)
JPMorgan Chase Bank	12/06/19 - 01/17/20	BRL	41,588	USD	9,913	93
JPMorgan Chase Bank	12/06/19	BRL	7,115	USD	1,670	(13)
JPMorgan Chase Bank	12/12/19 - 10/19/20	USD	809	UYU	30,270	(30)
JPMorgan Chase Bank	12/16/19	USD	2,409	THB	72,998	8
JPMorgan Chase Bank	12/16/19	USD	4,396	CZK	103,842	89
JPMorgan Chase Bank	12/16/19	CZK	6,230	USD	270	1
JPMorgan Chase Bank	12/16/19	USD	5,631	HUF	1,721,208	51
JPMorgan Chase Bank	12/18/19	USD	1,566	HUF	468,318	(20)
JPMorgan Chase Bank	12/16/19	USD	9,204	TRY	54,392	238
JPMorgan Chase Bank	12/16/19	TRY	508	USD	88	—
JPMorgan Chase Bank	12/16/19	TRY	15,831	USD	2,654	(94)
JPMorgan Chase Bank	12/16/19	THB	31,649	USD	1,041	(7)
JPMorgan Chase Bank	12/16/19	HUF	65,279	USD	216	1
JPMorgan Chase Bank	12/17/19	EUR	845	CZK	21,984	16
JPMorgan Chase Bank	12/17/19 - 04/02/20	EUR	915	RON	4,395	(3)
JPMorgan Chase Bank	12/17/19	USD	3,162	COP	10,714,145	(124)
JPMorgan Chase Bank	12/17/19 - 02/06/20	USD	5,508	ZAR	83,832	187
JPMorgan Chase Bank	12/17/19 - 02/06/20	ZAR	209,355	USD	14,049	(149)
JPMorgan Chase Bank	12/17/19	COP	20,735,719	USD	6,123	243
JPMorgan Chase Bank	12/18/19	USD	592	TWD	18,008	(1)
JPMorgan Chase Bank	12/18/19	USD	2,773	PEN	9,322	(32)
JPMorgan Chase Bank	12/18/19 - 02/18/20	USD	3,244	CLP	2,480,997	(162)
JPMorgan Chase Bank	12/18/19	PEN	5,150	USD	1,540	25
JPMorgan Chase Bank	12/18/19 - 01/13/20	USD	7,085	KRW	8,258,963	(85)
JPMorgan Chase Bank	12/18/19 - 01/17/20	USD	10,793	RON	46,838	(12)
JPMorgan Chase Bank	12/18/19 - 01/17/20	USD	34,714	THB	1,051,637	103
JPMorgan Chase Bank	12/18/19 - 01/13/20	IDR	244,359,158	USD	17,188	(90)
JPMorgan Chase Bank	12/20/19	USD	5,283	KRW	6,228,073	(7)
JPMorgan Chase Bank	01/10/20	USD	416	IDR	5,894,302	1
JPMorgan Chase Bank	01/10/20	USD	739	PHP	37,660	1
JPMorgan Chase Bank	01/10/20	USD	820	COP	2,825,646	(19)
JPMorgan Chase Bank	01/10/20 - 01/15/20	USD	6,915	CLP	5,486,252	(98)
JPMorgan Chase Bank	01/10/20 - 01/16/20	PEN	23,302	USD	6,883	34
JPMorgan Chase Bank	01/10/20	COP	515,126	USD	148	2
JPMorgan Chase Bank	01/13/20	RUB	448,558	USD	6,963	25
JPMorgan Chase Bank	01/10/20	RUB	281,567	USD	4,340	(17)
JPMorgan Chase Bank	01/14/20	PLN	2,988	EUR	699	8
JPMorgan Chase Bank	01/14/20	EUR	6,384	PLN	27,343	(70)
JPMorgan Chase Bank	01/14/20	THB	152,618	USD	5,050	(6)
JPMorgan Chase Bank	01/14/20	KRW	235,259	USD	202	3
JPMorgan Chase Bank	01/17/20	RON	403	USD	92	(1)
JPMorgan Chase Bank	01/17/20	PLN	440	USD	112	(1)
JPMorgan Chase Bank	01/17/20	USD	17,229	PLN	67,225	(40)
JPMorgan Chase Bank	01/17/20	MXN	145,497	USD	7,430	17
JPMorgan Chase Bank	01/17/20	MXN	1,286	USD	65	—
JPMorgan Chase Bank	01/22/20	USD	1,513	BRL	6,415	1
JPMorgan Chase Bank	01/22/20	USD	2,199	BRL	9,010	(73)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	229

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/24/20	JPY	408,280	USD	3,816	$72
JPMorgan Chase Bank	01/28/20	MYR	24,934	USD	5,978	6
JPMorgan Chase Bank	02/03/20	RON	15,021	EUR	3,125	6
JPMorgan Chase Bank	02/03/20	NGN	984,612	USD	2,553	(142)
JPMorgan Chase Bank	02/06/20	TRY	31,994	USD	5,443	(42)
JPMorgan Chase Bank	06/05/20	USD	906	KZT	366,361	1
Merrill Lynch	12/03/19	USD	4,921	BRL	20,070	(174)
Merrill Lynch	12/18/19	USD	307	TRY	1,800	5
Merrill Lynch	12/18/19	USD	755	KRW	894,284	3
Merrill Lynch	12/18/19	USD	1,037	RUB	66,941	3
Merrill Lynch	12/18/19	ZAR	1,800	USD	120	(3)
Merrill Lynch	12/18/19	PLN	2,973	USD	754	(6)
Merrill Lynch	12/18/19	TRY	4,091	USD	676	(34)
Merrill Lynch	12/18/19	USD	10,403	PLN	40,852	43
Merrill Lynch	12/18/19	HUF	254,673	USD	851	10
Merrill Lynch	12/18/19	IDR	129,850,637	USD	9,157	(37)
Merrill Lynch	12/19/19	USD	3,477	NGN	1,311,610	136
Standard Bank	01/06/20	USD	4,763	EUR	4,312	4
Standard Bank	12/04/19 - 12/18/19	USD	4,746	EUR	4,283	(21)
Standard Bank	12/04/19 - 02/05/20	EUR	4,459	USD	4,944	21
Standard Bank	12/04/19 - 01/06/20	EUR	5,232	USD	5,769	(4)
Standard Bank	12/18/19	USD	378	SGD	518	—
Standard Bank	12/18/19	PLN	2,830	USD	725	2
Standard Bank	12/18/19	SGD	4,218	USD	3,062	(24)
Standard Bank	12/18/19	USD	6,311	MYR	26,409	8
Standard Bank	12/18/19	USD	1,119	MYR	4,671	(1)
Standard Bank	12/18/19	MYR	8,940	USD	2,133	(6)
Standard Bank	12/18/19	USD	9,126	IDR	128,587,287	(21)
Standard Bank	12/18/19 - 02/06/20	USD	17,104	ZAR	255,596	273
Standard Bank	12/18/19	PHP	612,049	USD	11,921	(122)
Standard Bank	12/18/19	INR	835,823	USD	11,450	(190)
Standard Bank	12/18/19	IDR	10,243,486	USD	728	3
Standard Chartered	12/04/19	USD	10,767	RUB	721,135	451
Standard Chartered	01/23/20	USD	15,969	RUB	1,028,668	(73)
Standard Chartered	12/04/19	RUB	1,028,668	USD	16,068	65
Standard Chartered	12/04/19	RUB	223,659	USD	3,442	(38)
Standard Chartered	12/09/19	USD	3,805	MYR	15,764	(31)
Standard Chartered	12/09/19	TRY	4,651	USD	802	(7)
Standard Chartered	12/09/19	MYR	26,771	USD	6,371	(37)
Standard Chartered	12/11/19	USD	16,069	BRL	65,531	(577)
Standard Chartered	12/16/19	USD	680	THB	20,715	6
Standard Chartered	12/16/19	THB	35,662	USD	1,181	—
Standard Chartered	12/18/19 - 02/18/20	USD	3,309	CLP	2,526,409	(171)
Standard Chartered	12/18/19	CLP	627,405	USD	831	53
Standard Chartered	12/27/19	USD	3,587	KRW	4,220,260	(11)
Standard Chartered	01/17/20	USD	3,461	INR	249,240	1
Standard Chartered	01/21/20	EUR	483	CZK	12,383	1
Standard Chartered	01/29/20	USD	7,067	IDR	100,455,766	17
Standard Chartered	01/30/20	USD	209	PHP	10,688	2
Standard Chartered	02/27/20	USD	860	UAH	21,250	134

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	12/04/19	USD	5,230	EUR	4,749	$7
State Street	02/05/20	EUR	16,930	USD	19,002	249
State Street	12/04/19	EUR	23,520	USD	25,908	(27)
State Street	12/17/19	USD	2,363	COP	8,000,000	(95)
State Street	01/15/20 - 01/22/20	BRL	8,959	USD	2,200	86
State Street	01/22/20	IDR	12,346,770	USD	871	(1)
State Street	02/05/20	USD	1,317	MXN	25,659	(13)
State Street	02/05/20	MXN	154,102	USD	7,949	120

						$(4,305)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2019, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	92,681	$(50)	$–	$(50)
7 DAY CNRR007 (CNY)	2.7475%	Quarterly	07/05/2024	CNY	27,500	(19)	–	(19)
1.675	6M CZK PRIBOR	Semi-Annually	07/17/2024	CZK	28,223	11	–	11
28-DAY MXN - TIIE	6.75	Monthly	08/26/2024	MXN	83,333	7	–	7
0.81%	6-MONTH HUF - BUBOR	Annually	09/12/2024	HUF	100,000	2	–	2
28-DAY MXN - TIIE	7.755%	Monthly	02/24/2025	MXN	30,000	72	–	72
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	44	–	44
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	85	–	85
1.64	6M CZK PRIBOR	Semi-Annually	06/21/2024	CZK	30,000	14	–	14
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	26	–	26
5.81%	1-DAY-IBRCOL	Quarterly	04/03/2029	COP	7,450,804	(22)	–	(22)
5.915%	1D COOIS + 0 BPS IBRCOL	Quarterly	05/15/2029	COP	6,500,000	(30)	–	(30)
5.37	1D COP IBRCOL	Quarterly	06/21/2029	COP	3,800,000	27	–	27
3M JIBAR (ZAR)	8.49%	Quarterly	07/18/2029	ZAR	60,000	(38)	–	(38)
6.94	28-DAY MXN - TIIE	Monthly	08/20/2029	MXN	49,242	(5)	–	(5)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	(2)	–	(2)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	40,855	15	–	15
2.969% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	600,000	(117)	–	(117)
1.7	6M PRAGUE INTERBANK OFFERRATE (PRIBOR)	Semi-Annually	06/18/2024	CZK	195,000	69	–	69
1.9865%	6-MONTH PZL - WIBOR	Semi-Annually	03/25/2024	PLN	31,000	(111)	–	(111)
1-DAY BRL -CETIP	6.475%	Annually	01/02/2023	BRL	21,609	84	–	84
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	197,867	(120)	–	(120)
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	193,370	(112)	–	(112)
6M CZK PRIBOR	2.1%	Annually	09/30/2021	CZK	206,802	(10)	–	(10)
6M CZK PRIBOR	2.07%	Annually	09/30/2021	CZK	175,000	(13)	–	(13)
6M CZK PRIBOR	2.1025	Annually	10/03/2021	CZK	98,000	(5)	–	(5)
6-MONTH CZK - PRIBOR	2.225%	Annually	11/11/2021	CZK	51,000	3	–	3
6M CZK PRIBOR	2.135%	Annually	11/18/2021	CZK	210,500	(4)	–	(4)
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	4.9%	Annually	11/18/2021	COP	36,635,161	5	–	5
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	4.81%	Annually	11/19/2021	COP	39,364,839	(4)	–	(4)
1-DAY BRL - CETIP	6.2325%	Annually	01/03/2022	BRL	11,779	46	–	46
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	36,997	89	–	89
1-DAY BRL - CETIP	6.24%	Annually	01/03/2022	BRL	19,840	78	–	78
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	6	–	6
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	1	–	1
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	45,683	(1)	–	(1)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	231

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	$48	$–	$48
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	7,562	233	–	233
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	45,000	28	–	28
1-DAY-CLP - SINACOFI CHILE	3.045%	Semi-Annually	11/29/2029	CLP
INTERBANK RATE AVG					829,257	(12)	–	(12)

						$318	$–	$318

A list of open OTC swap agreements held by the Fund at November 30, 2019, is as follows:

			Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annually	01/02/2020	BRL	6,161	$123	$–	$123
JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annually	01/02/2020	BRL	5,083	96	–	96
JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annually	01/02/2020	BRL	11,157	172	–	172
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	6,073	199	–	199
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	2,100,000	(41)	–	(41)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	1,059	–	1,059
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	10	–	10
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	355	–	355
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	226	–	226
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	222	–	222
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	307	–	307
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	9.005%	Annually	02/21/2021	RUB	1,677,896	599	–	599
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(64)	–	(64)
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,405,247	219	–	219
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(62)	–	(62)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	28	–	28
Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	119	–	119
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(224)	–	(224)
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	1,057,550	479	–	479
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(39)	–	(39)
	1-DAY-CLP - SINACOFI CHILE
JPMorgan Chase	INTERBANK RATE AVG	3.43%	Semi-Annually	05/10/2022	CLP	933,434	45	–	45
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	(223)	–	(223)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	81	–	81
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	314	–	314
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	463	–	463
Citibank	7 DAY CNRR007 (CNY)	2.7614%	Quarterly	07/05/2024	CNY	138,844	(72)	–	(72)
Goldman Sachs	7 DAY CNRR007 (CNY)	2.77%	Quarterly	07/05/2024	CNY	35,850	(17)	–	(17)
Goldman Sachs	7D CNY CNRR007	2.894%	Quarterly	10/14/2024	CNY	14,950	15	–	15
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(54)	–	(54)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(50)	–	(50)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(99)	–	(99)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(131)	–	(131)

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	$(39)	$–	$(39)

							$4,016	$–	$4,016

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Argentina Republic of Government	Sell	5.00%	Quarterly	06/20/2023	$(2,769)	$(1,693)	$162	$(1,855)
Credit Suisse	Ecuador Republic of Government	Sell	5.00%	Quarterly	12/20/2019	(3,400)	14	(3)	17

							$(1,679)	$159	$(1,838)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	18.23%	3-MONTH USD - LIBOR	Quarterly	12/09/2024	TRY	2,983	$(815)	$–	$(815)
JPMorgan Chase	12.90%	3-MONTH USD -LIBOR	Quarterly	10/07/2025	TRY	4,123	(264)	–	(264)

							$(1,079)	$–	$(1,079)

Percentages are based on Net Assets of $2,222,060 ($ Thousands).
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $384,783 ($ Thousands), representing 17.3% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security is in default on interest payment.
(G)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

BADLAR — Buenos Aires Deposits of Large Amount Rate

BPS — Basis Points

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CJSC — Closed Joint-Stock Company

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

COOIS — Columbia Overnight Index Swap

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBRCOL — Colombia Overnight Interbank Reference Rate

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Average Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Uganda Dollar

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	233

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Debt Fund (Concluded)

USD — United States Dollar

UYU — Uruguay Dollar

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	2,104,536	360	2,104,896

U.S. Treasury Obligation	–	7,146	–	7,146

Total Investments in Securities	–	2,111,682	360	2,112,042

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Options	166	–	–	166

Futures Contracts*

Unrealized Appreciation	1,105	–	–	1,105

Unrealized Depreciation	(883)	–	–	(883)

Forwards Contracts*

Unrealized Appreciation	–	8,240	–	8,240

Unrealized Depreciation	–	(12,545)	–	(12,545)

Centrally Cleared Swaps

Interest Rate Swaps*

Unrealized Appreciation	–	993	–	993

Unrealized Depreciation	–	(675)	–	(675)

OTC Swaps

Interest Rate Swaps*

Unrealized Appreciation	–	5,131	–	5,131

Unrealized Depreciation	–	(1,115)	–	(1,115)

Credit Default Swaps*

Unrealized Appreciation	–	17	–	17

Unrealized Depreciation	–	(1,855)	–	(1,855)

Cross Currency Swaps*

Unrealized Appreciation	–	–	–	–

Unrealized Depreciation	–	(1,079)	–	(1,079)

Total Other Financial Instruments	388	(2,888)	–	(2,500)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Real Return Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.9%

U.S. Treasury Inflation-Protected Securities

1.125%, 01/15/2021	$20,080	$20,212

0.625%, 07/15/2021	21,327	21,471

0.625%, 04/15/2023	24,352	24,588

0.625%, 01/15/2024	24,147	24,527

0.500%, 04/15/2024	17,399	17,595

0.375%, 07/15/2023	24,213	24,408

0.125%, 04/15/2021	25,486	25,312

0.125%, 01/15/2022	23,523	23,383

0.125%, 04/15/2022	24,842	24,659

0.125%, 07/15/2022	24,293	24,252

0.125%, 01/15/2023	24,303	24,155

0.125%, 07/15/2024	23,812	23,800

0.125%, 10/15/2024	9,281	9,283

Total U.S. Treasury Obligations (Cost $285,802) ($ Thousands)		287,645

Total Investments in Securities — 98.9% (Cost $285,802) ($ Thousands)		$287,645

Percentages are based on Net Assets of $290,769 ($ Thousands).

As of November 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	235

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.3%

Communication Services — 1.7%

CBS

4.300%, 02/15/2021	$2,470	$2,517

Comcast

3.450%, 10/01/2021	1,000	1,028

Discovery Communications LLC

4.375%, 06/15/2021	3,310	3,414

Interpublic Group of Companies

3.500%, 10/01/2020	4,840	4,898

Sprint Spectrum LLC

3.360%, 09/20/2021 (A)	1,590	1,604

Verizon Communications

3.119%, VAR ICE LIBOR USD 3 Month+1.000%, 03/16/2022	10,000	10,156

		23,617

Consumer Discretionary — 1.3%

Alimentation Couche-Tard

2.350%, 12/13/2019 (A)	1,000	1,000

BMW US Capital LLC

2.423%, VAR ICE LIBOR USD 3 Month+0.380%, 04/06/2020 (A)	1,600	1,602

Daimler Finance North America LLC

2.810%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (A)	2,190	2,205

Dollar Tree

2.702%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,200	1,200

Ford Motor Credit LLC

5.875%, 08/02/2021	330	345

5.750%, 02/01/2021	1,000	1,032

5.596%, 01/07/2022	1,450	1,525

3.813%, 10/12/2021	400	406

3.219%, 01/09/2022	880	883

2.982%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	400	393

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

2.881%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	$500	$494

2.681%, 01/09/2020	750	750

General Motors Financial

4.200%, 03/01/2021	1,000	1,021

3.150%, 01/15/2020	750	751

2.916%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,128

		17,735

Consumer Staples — 0.7%

BAT Capital

2.764%, 08/15/2022	2,109	2,132

Bayer US Finance II LLC

3.500%, 06/25/2021 (A)	1,500	1,525

Campbell Soup

3.300%, 03/15/2021	625	634

2.749%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	501

Conagra Brands

2.512%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,101

Constellation Brands

2.610%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	665

Kraft Heinz Foods

4.000%, 06/15/2023	2,000	2,092

Smithfield Foods

2.700%, 01/31/2020 (A)	1,000	1,000

		9,650

Energy — 1.3%

Energy Transfer Partners

5.875%, 03/01/2022	250	265

5.750%, 09/01/2020	1,468	1,493

Kinder Morgan

5.000%, 02/15/2021 (A)	5,000	5,154

Petroleos Mexicanos

5.350%, 02/12/2028	1,200	1,165

Saudi Arabian Oil MTN

2.875%, 04/16/2024 (A)	9,270	9,396

		17,473

Financials — 14.6%

Bank of America

3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,026

2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,465

Bank of America MTN

2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,520

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	$11,335	$11,360
Bank of Montreal
1.750%, 06/15/2021 (A)	14,800	14,774
Bank of Nova Scotia
1.875%, 04/26/2021	13,050	13,048
BB&T MTN
2.200%, 03/16/2023	7,675	7,699
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,373
Capital One Financial
3.450%, 04/30/2021	8,155	8,301
Citibank
3.400%, 07/23/2021	250	255
3.050%, 05/01/2020	1,610	1,616
Citigroup
2.900%, 12/08/2021	9,200	9,338
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	7,770	7,786
Citizens Bank
2.250%, 10/30/2020	6,550	6,569
DNB Boligkreditt
2.500%, 03/28/2022 (A)	5,000	5,061
Fifth Third Bank
2.200%, 10/30/2020	3,020	3,027
General Electric MTN
2.271%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	328
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,530	3,553
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,256
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	508
HSBC Bank PLC
4.125%, 08/12/2020 (A)	2,418	2,454
JPMorgan Chase
2.550%, 03/01/2021	4,036	4,063
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	735	738
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,087
Lloyds Bank
6.375%, 01/21/2021	1,250	1,312
3.300%, 05/07/2021	1,025	1,042
Manufacturers & Traders Trust
2.050%, 08/17/2020	9,590	9,597
Morgan Stanley
5.750%, 01/25/2021	6,943	7,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
2.625%, 11/17/2021	$7,180	$7,258
2.451%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,001
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	685	703
New York Life Global Funding
1.950%, 09/28/2020 (A)	6,300	6,304
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	1,002
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	205	218
4.500%, 03/15/2023 (A)	460	481
3.625%, 03/15/2021 (A)	250	253
PNC Bank MTN
2.300%, 06/01/2020	3,465	3,470
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	7,170	7,213
Royal Bank of Canada
2.100%, 10/14/2020	5,000	5,005
Santander UK
3.571%, 01/10/2023	1,000	1,022
3.400%, 06/01/2021	585	596
SunTrust Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,557
2.900%, 03/03/2021	4,995	5,042
US Bank
3.050%, 07/24/2020	2,160	2,174
Wells Fargo MTN
2.150%, 01/30/2020	2,000	2,000
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,030
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	615	620
2.400%, 01/15/2020	5,040	5,043
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	225	225

		197,606

Health Care — 3.4%
AbbVie
3.750%, 11/14/2023	550	579
2.500%, 05/14/2020	7,860	7,873
2.150%, 11/19/2021 (A)	8,775	8,783
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	523
Becton Dickinson
2.675%, 12/15/2019	266	266
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	6,760	6,826

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	237

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna
4.500%, 03/15/2021 (A)	$850	$868
3.200%, 09/17/2020	11,910	12,014
CVS Health
2.822%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	5,675	5,702
Humana
2.500%, 12/15/2020	855	858
Sutter Health
2.286%, 08/15/2053	1,000	1,000
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	751

		46,043

Industrials — 1.1%
AerCap Ireland Capital DAC
3.950%, 02/01/2022	1,000	1,034
Air Lease
3.500%, 01/15/2022	690	708
2.125%, 01/15/2020	825	825
BAE Systems Holdings
2.850%, 12/15/2020 (A)	500	503
GE Capital International Funding Unlimited
2.342%, 11/15/2020	2,625	2,622
General Electric MTN
5.550%, 05/04/2020	1,815	1,840
3.001%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2023	2,000	1,999
2.200%, 01/09/2020	1,000	1,000
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,598
Ingersoll-Rand
9.000%, 08/15/2021	750	819
United Technologies
2.554%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,300

		14,248

Information Technology — 1.3%
Analog Devices
2.850%, 03/12/2020	625	626
Broadcom
3.125%, 04/15/2021 (A)	9,960	10,069
2.375%, 01/15/2020	1,250	1,250
Dell International LLC
4.420%, 06/15/2021 (A)	3,900	4,016
NXP
4.125%, 06/01/2021 (A)	525	538
NXP BV
4.625%, 06/15/2022 (A)	430	452

		16,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 1.2%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	$1,500	$1,514
Boston Properties
4.125%, 05/15/2021	1,000	1,025
Camden Property Trust
2.950%, 12/15/2022	1,490	1,521
Digital Realty Trust
3.950%, 07/01/2022	500	521
3.625%, 10/01/2022	460	476
Essex Portfolio
5.200%, 03/15/2021	1,000	1,031
GLP Capital
5.375%, 11/01/2023	2,138	2,335
HCP
3.150%, 08/01/2022	585	598
Healthcare Realty Trust
3.750%, 04/15/2023	750	772
Highwoods Realty
3.200%, 06/15/2021	1,166	1,179
Kimco Realty
3.400%, 11/01/2022	1,350	1,392
Liberty Property
4.125%, 06/15/2022	200	209
National Retail Properties
3.800%, 10/15/2022	708	735
Realty Income
3.250%, 10/15/2022	1,000	1,032
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,015
VEREIT Operating Partnership
4.125%, 06/01/2021	500	512
Welltower
3.750%, 03/15/2023	500	523

		16,390

Sovereign — 1.4%
Inter-American Development Bank MTN
1.750%, 09/14/2022	18,650	18,689

Utilities — 1.3%
DTE Energy
2.400%, 12/01/2019	1,000	1,000
Duke Energy
2.409%, VAR ICE LIBOR USD 3 Month+0.500%, 05/14/2021 (A)	7,000	7,025
Duke Energy Florida LLC
2.100%, 12/15/2019	188	188
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,011

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
2.900%, 04/01/2022	$7,390	$7,525
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	516

		17,265

Total Corporate Obligations (Cost $391,757) ($ Thousands)		395,667

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bills
1.894%, 12/26/2019 (B)	382	382
1.563%, 02/27/2020 (B)	5,300	5,280
U.S. Treasury Inflation-Protected Securities
0.625%, 04/15/2023	8,270	8,350
0.500%, 04/15/2024	22,672	22,926
0.125%, 01/15/2023	22,386	22,250
U.S. Treasury Notes
2.125%, 01/31/2021	21,000	21,104
1.750%, 02/28/2022	48,560	48,695
1.750%, 09/30/2022	71,275	71,562
1.625%, 11/15/2022	7,360	7,365
1.500%, 09/30/2021	12,882	12,849
1.500%, 10/31/2021	29,020	28,951
1.500%, 09/15/2022	82,255	82,030
1.375%, 10/15/2022	7,250	7,202

Total U.S. Treasury Obligations (Cost $338,686) ($ Thousands)		338,946

MORTGAGE-BACKED SECURITIES — 22.6%

Agency Mortgage-Backed Obligations — 14.1%
FHLMC
4.500%, 09/01/2026	869	908
4.000%, 03/01/2026	329	344
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.630%, 03/01/2037	64	67
FHLMC CMO, Ser 2004-2761, Cl FT
2.115%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	388	389
FHLMC CMO, Ser 2005-2922, Cl FE
2.015%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,041	1,038
FHLMC CMO, Ser 2005-2990, Cl LK
2.565%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,370	1,367
FHLMC CMO, Ser 2005-3066, Cl PF
2.065%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	848	849

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2006-3102, Cl FB
2.065%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	$847	$847
FHLMC CMO, Ser 2006-3136, Cl KF
2.065%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	753	750
FHLMC CMO, Ser 2008-3419, Cl FA
2.335%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	249	250
FHLMC CMO, Ser 2009-3616, Cl FG
2.415%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	643	647
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	94	95
FHLMC CMO, Ser 2010-3762, Cl FP
2.215%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	183	184
FHLMC CMO, Ser 2011-3817, Cl MA
4.500%, 10/15/2037	1,156	1,179
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	328	335
FHLMC CMO, Ser 2011-3867, Cl FN
2.115%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	260	261
FHLMC CMO, Ser 2011-3895, Cl FM
2.115%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,118	1,119
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	1,230	1,270
FHLMC CMO, Ser 2011-3940, Cl PF
2.115%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	1,537	1,539
FHLMC CMO, Ser 2011-3946, Cl FG
2.115%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	207	208
FHLMC CMO, Ser 2011-3960, Cl JF
2.645%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	556	558
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	793	798
FHLMC CMO, Ser 2012-4048, Cl GF
2.115%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	468	468
FHLMC CMO, Ser 2012-4094, Cl BF
2.165%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	995	1,000
FHLMC CMO, Ser 2012-4095, Cl FB
2.165%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	378	379
FHLMC CMO, Ser 2012-4102, Cl LF
2.015%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	321	321

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	239

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4145, Cl UC
1.500%, 12/15/2027	$5,005	$4,934
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	524	538
FHLMC CMO, Ser 2013-4220, Cl KC
1.500%, 05/15/2032	2,710	2,669
FHLMC CMO, Ser 2013-4223, Cl LA
3.000%, 06/15/2040	2,196	2,227
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	357	372
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	960	976
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	1,486	1,489
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	747	755
FHLMC CMO, Ser 2014-4384, Cl LA
3.500%, 09/15/2040	1,017	1,039
FHLMC CMO, Ser 2014-4387, Cl JA
3.000%, 06/15/2040	2,027	2,050
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	832	854
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	900	908
FHLMC Multifamily Structured Pass-Through Certificates, Ser J19F, Cl A2
3.498%, 01/25/2023	2,504	2,588
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	1,261	1,296
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl A2
2.789%, 01/25/2022	1,730	1,752
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	4,708	4,787
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K049, Cl A1
2.475%, 03/25/2025	2,156	2,193
FHLMC Multifamily Structured Pass-Through Certificates, Ser K504, Cl A2
2.566%, 09/25/2020 (C)	1,267	1,268
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl A2
2.856%, 01/25/2021	5,017	5,054
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	7,821	7,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF14, Cl A
2.435%, VAR ICE LIBOR USD 1 Month+0.650%, 01/25/2023	$3,209	$3,209
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF17, Cl A
2.335%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2023	2,199	2,199
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF19, Cl A
2.235%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2023	1,191	1,189
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF22, Cl A
2.285%, VAR ICE LIBOR USD 1 Month+0.500%, 07/25/2023	1,516	1,514
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	1,572	1,567
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	1,730	1,736
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022	1,438	1,466
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ14, Cl A1
2.197%, 11/25/2023	761	770
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	2,581	2,628
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP02, Cl A2
2.355%, 04/25/2021 (C)	213	213
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS05, Cl A
2.285%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2023	2,486	2,485
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
3.066%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	1,217	1,218
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q010, Cl APT1
2.901%, 04/25/2046 (C)	1,947	1,965
FNMA
6.000%, 02/01/2023	758	786
4.500%, 05/01/2024	472	494
4.381%, 06/01/2021	786	808
4.380%, 04/01/2021	202	207
4.160%, 07/01/2021	2,695	2,778
3.850%, 01/01/2021	1,897	1,921
3.771%, 12/01/2020	2,147	2,178

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.763%, 12/01/2020	$–	$–
3.430%, 10/01/2023	1,361	1,430
3.020%, 02/01/2022	1,067	1,084
3.000%, 10/01/2027	3,352	3,439
2.990%, 03/01/2022	1,358	1,381
2.500%, 08/01/2031	9,783	9,895
2.010%, 06/01/2020	1,220	1,217
1.870%, 07/01/2021	1,695	1,694
1.640%, 07/01/2021	2,390	2,380
FNMA CMO, Ser 2004-100, Cl FA
1.908%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	1,933	1,921
FNMA CMO, Ser 2004-94, Cl HF
2.445%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	282	282
FNMA CMO, Ser 2005-45, Cl PF
2.395%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	1,355	1,357
FNMA CMO, Ser 2005-83, Cl FP
2.475%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,150	1,144
FNMA CMO, Ser 2006-31, Cl FP
2.008%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	222	221
FNMA CMO, Ser 2006-56, Cl FE
2.138%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	979	978
FNMA CMO, Ser 2007-98, Cl FD
2.595%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	493	495
FNMA CMO, Ser 2008-24, Cl PF
2.358%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	349	351
FNMA CMO, Ser 2010-35, Cl EF
2.258%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	1,635	1,639
FNMA CMO, Ser 2010-43, Cl VF
2.258%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	777	779
FNMA CMO, Ser 2011-115, Cl MB
2.500%, 11/25/2026	619	623
FNMA CMO, Ser 2011-124, Cl DF
2.595%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,028	1,031
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	–	–
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	731	741
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	2,216	2,240
FNMA CMO, Ser 2012-111, Cl NF
2.058%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,254	1,251

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-121, Cl GA
1.750%, 08/25/2039	$5,751	$5,719
FNMA CMO, Ser 2012-137, Cl CF
2.008%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	886	884
FNMA CMO, Ser 2012-54, Cl CF
2.408%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	549	556
FNMA CMO, Ser 2012-93, Cl GF
1.958%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	245	245
FNMA CMO, Ser 2012-98, Cl MA
2.000%, 08/25/2031	7,520	7,495
FNMA CMO, Ser 2013-104, Cl JA
3.000%, 12/25/2030	528	535
FNMA CMO, Ser 2013-135, Cl KM
2.500%, 03/25/2028	998	1,009
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	671	677
FNMA CMO, Ser 2013-55, Cl MK
2.000%, 12/25/2032	4,394	4,370
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	961	970
FNMA CMO, Ser 2013-91, Cl CA
4.000%, 04/25/2039	1,556	1,583
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,741	1,758
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	891	909
FNMA CMO, Ser 2016-48, Cl UF
2.108%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	419	419
FNMA TBA
3.000%, 12/25/2028	730	747
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	182	183
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,633	1,647
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	868	871
FNMA, Ser M7, Cl FA
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2020	100	100
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.567%, 12/25/2048 (A)(C)	3,518	3,588
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(C)	5,605	5,716
FRESB Mortgage Trust, Ser 2016-SB17, Cl A5F
1.860%, 06/25/2021 (C)	1,174	1,170
GNMA ARM
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	279	287

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	241

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041 to 01/20/2042	$786	$812
GNMA CMO, Ser 2007-1, Cl F
2.024%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	726	720
GNMA CMO, Ser 2010-158, Cl HA
3.500%, 10/20/2039	433	441
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	14	15
GNMA CMO, Ser 2010-98, Cl QF
2.124%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	1,551	1,553
GNMA CMO, Ser 2011-151, Cl BF
2.074%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	733	731
GNMA CMO, Ser 2012-77, Cl FM
2.433%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,194	1,205
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	1,416	1,423
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	3,036	3,074
GNMA, Ser 12, Cl AB
1.826%, 11/16/2052	1,200	1,182
GNMA, Ser 67, Cl C
3.935%, 09/16/2051 (C)	275	276

		190,688

Non-Agency Mortgage-Backed Obligations — 8.5%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	749	763
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	1,729	1,761
Americold LLC, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	1,094	1,102
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (A)(C)	330	333
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,931	3,961
BBCMS Trust, Ser TYSN, Cl A1
2.152%, 09/05/2032 (A)	518	518
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
2.436%, 08/26/2036 (A)(C)	1,113	1,096
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	2,153	2,232
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A1
3.125%, 07/15/2051	635	647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
2.515%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	$1,733	$1,734
BX Commercial Mortgage Trust, Ser XL, Cl B
2.845%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	2,605	2,607
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
2.885%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	4,165	4,172
CIM Trust, Ser 2017-2, Cl A1
3.781%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (A)	1,906	1,922
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,900	1,969
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	345	355
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	346	346
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	305	306
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	41	41
Commercial Mortgage Pass-Through Certificates, Ser LC6, Cl ASB
2.478%, 01/10/2046	1,585	1,593
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl ASB
3.387%, 12/10/2047	2,000	2,054
Core Mortgage Trust, Ser 2019-CORE, Cl A
2.645%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	500	500
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,930
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
2.995%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	5,520	5,529
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,030	1,037
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	1,248	1,276
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
3.113%, VAR ICE LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	634	635
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	1,068	1,080

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-4, Cl A4
4.000%, 07/25/2048 (A)(C)	$718	$719
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(C)	526	531
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser 2006-4TS, Cl A
5.401%, 12/13/2028 (A)	600	615
Gosforth Funding, Ser 2018-1A, Cl A1
2.360%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	747	746
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (A)	1,000	1,013
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	1,500	1,509
GS Mortgage Securities II, Ser GS10, Cl A1
3.199%, 07/10/2051	1,400	1,430
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	9	9
GS Mortgage Securities Trust, Ser 2013- GC13, Cl AAB
3.719%, 07/10/2046 (C)	758	778
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	949	975
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A1
2.045%, 03/10/2050	897	896
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,779	1,851
HSI Asset Securitization Trust, Ser 2005-NC1, Cl M1
2.473%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	1,341	1,356
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	332	343
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	956	981
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	2,457	2,521
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (A)	890	895
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,365	1,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (A)(C)	$4,214	$4,264
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.675%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,802	1,803
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	993	1,020
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	1,539	1,548
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,058	1,073
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	1,934	1,944
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
2.687%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	347	348
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.168%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	488	477
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	440	450
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	830	847
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	870	895
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	780	808
Morgan Stanley Capital Barclays Bank Trust, Ser 2016-MART, Cl A
2.200%, 09/13/2031 (A)	900	899
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	688	703
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (A)	4,375	4,448
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	3,390	3,461
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	712	714

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	243

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
2.665%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	$4,060	$4,064
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
2.458%, VAR ICE LIBOR USD 1
Month+0.750%, 01/25/2048 (A)	3,844	3,833
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(C)	498	506
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (A)(C)	1,179	1,183
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (A)(C)	1,311	1,324
Tharaldson Hotel Portfolio Trust, Ser 2018-THPT, Cl A
2.520%, VAR ICE LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	2,973	2,969
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	2,104	2,131
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A4
2.792%, 12/10/2045	2,500	2,532
Vornado DP LLC Trust, Ser 2010-VNO, Cl A1
2.970%, 09/13/2028 (A)	397	398
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.968%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	1,763	1,722
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl A2
2.785%, 03/15/2059	1,000	1,007
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	1,124	1,127
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A7
4.000%, 11/25/2048 (A)(C)	929	930
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	298	299
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl A4
3.037%, 03/15/2045	1,750	1,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A3FL
2.513%, VAR ICE LIBOR USD 1 Month+0.750%, 03/15/2047 (A)	$1,445	$1,445

		114,004

Total Mortgage-Backed Securities (Cost $303,622) ($ Thousands)		304,692

ASSET-BACKED SECURITIES — 18.4%

Automotive — 6.3%

CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	1,065	1,076
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	3,125	3,137
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	5,690	5,702
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	4,395	4,412
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	5,762	5,834
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	1,757	1,762
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	2,378	2,384
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (A)	1,250	1,256
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	2,350	2,348
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (A)	500	501
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	1,290	1,294
Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.370%, 09/15/2022	1,640	1,643
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	3,430	3,455
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	2,250	2,276

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	$3,825	$3,820
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	4,900	4,949
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	3,260	3,259
Enterprise Fleet Financing LLC, Ser 2017-1, Cl A2
2.130%, 07/20/2022 (A)	114	114
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	3,014	3,038
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	1,510	1,526
First Investors Auto Owner Trust, Ser 2018-1A, Cl A2
3.220%, 01/17/2023 (A)	2,660	2,673
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,134
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	5,005	5,092
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	3,885	3,893
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (A)	2,325	2,342
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	2,500	2,503
Santander Retail Auto Lease Trust, Ser 2017-A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,733
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	6,353	6,443
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	1,044	1,045
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	1,660	1,686

		85,330

Credit Cards — 4.4%

American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/2024	9,280	9,505
American Express Credit Account Master Trust, Ser 2019-2, Cl A
2.670%, 11/15/2024	6,400	6,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	$5,230	$5,344
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	5,870	5,850
Citibank Credit Card Issuance Trust, Ser 2018-A1, Cl A1
2.490%, 01/20/2023	2,500	2,518
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	4,615	4,734
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (A)	3,795	3,786
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	7,645	7,804
Synchrony Card Funding LLC, Ser 2019-A2, Cl A
2.340%, 06/15/2025	2,460	2,480
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	2,575	2,583
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	7,946	7,979

		59,105

Mortgage Related Securities — 0.4%

ABFC Trust, Ser 2005-HE2, Cl M3
2.488%, VAR ICE LIBOR USD 1 Month+0.780%, 06/25/2035	1,983	1,982
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	571	571
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
2.383%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	309	309
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.148%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,392	1,395
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
1.938%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (A)	1,085	1,086

		5,343

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	245

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 7.3%
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
2.563%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	$1,077	$1,079
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.488%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	482	482
Babson CLO, Ser 2017-IA, Cl AR 2.766%, VAR ICE LIBOR USD 3
Month+0.800%, 01/20/2028 (A)	1,000	998
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.021%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	1,753	1,746
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.948%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	488	489
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
1.998%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2036	1,053	1,052
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A4
1.908%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	168	167
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,370	1,369
CNH Equipment Trust 2017-B, Ser 2017-B, Cl A4
2.170%, 04/17/2023	1,275	1,278
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.133%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	300	300
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
2.683%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	1,004
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	2,223	2,228
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	3,010	3,024
Dryden CLO, Ser 2019-71A, Cl A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (A)	450	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	$694	$692
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
2.398%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	375	377
Flatiron CLO, Ser 2017-1A, Cl AR
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	951	950
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/2024	6,060	6,128
HPEFS Equipment Trust, Ser 2019-1A, Cl B
2.320%, 09/20/2029 (A)	3,475	3,480
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
2.068%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	2,070	2,069
JFIN CLO, Ser 2017-2A, Cl A1AR
3.136%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	1,126	1,126
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
1.918%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	409	409
Magnetite XVI, Ser 2018-16A, Cl AR
2.803%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	750	748
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	3,258	3,271
Morgan Stanley Capital, Ser 2011-C1, Cl A4
5.033%, 09/15/2047	528	540
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.278%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,044	1,028
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.558%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	334	335
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.858%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (A)	2,041	2,041
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.458%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	806	808
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.758%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	792	790

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A2
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	$2,000	$2,001
Navient Student Loan Trust, Ser 2018-3A, Cl A2
2.128%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (A)	1,105	1,096
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	428	424
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	1,065	1,069
NRZ Advance Receivables Trust, Ser 2019-T1, Cl AT1
2.590%, 07/15/2052 (A)	2,700	2,710
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	1,589	1,589
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
2.766%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	430	429
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
2.188%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	1,385	1,394
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (A)	1,500	1,514
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
2.858%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,911	1,914
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.970%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,271	1,244
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.589%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	1,736	1,736
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.669%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	786	785
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.200%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	918	913
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	161	161
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.030%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.060%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	$1,577	$1,565
SLM Student Loan Trust, Ser 2005-5, Cl A4
2.080%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	1,236	1,224
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.050%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	604	603
SLM Student Loan Trust, Ser 2006-8, Cl A5
2.050%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	598	596
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.040%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	655	654
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.320%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,452	1,452
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.228%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	232	232
SLM Student Loan Trust, Ser 2011-2, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	643	644
SLM Student Loan Trust, Ser 2012-2, Cl A
2.408%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,097	1,072
SLM Student Loan Trust, Ser 2013-2, Cl A
2.158%, VAR ICE LIBOR USD 1 Month+0.450%, 09/25/2043	1,357	1,342
SLM Student Loan Trust, Ser 2013-4, Cl A
2.258%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	365	358
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	408	409
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	4,785	4,814
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
2.768%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	255	255
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
2.368%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	353	353
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	368	369

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	247

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser BA-2188, Cl FA
2.200%, 12/25/2049	$2,200	$2,193
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A5
1.848%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	165	165
Structured Asset Securities, Ser 2005-WF1, Cl A3
2.368%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	27	27
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	4,649	4,638
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (A)	4,590	4,604
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
2.708%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	4,074	4,086
Transportation Finance Equipment Trust, Ser 2019-1, Cl A3
1.850%, 04/24/2023 (A)	5,095	5,077
Treman Park CLO, Ser 2018-1A, Cl ARR
3.036%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,099
Voya CLO, Ser 2017-3A, Cl A1R
2.660%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	525	524
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-4, Cl M1
2.168%, VAR ICE LIBOR USD 1 Month+0.460%, 12/25/2035	138	138

		98,180

Total Asset-Backed Securities (Cost $247,255) ($ Thousands)		247,958

MUNICIPAL BONDS — 1.8%

Arizona — 0.2%
City of Phoenix, Civic Improvement, RB
2.107%, 07/01/2021	3,500	3,502

California — 1.2%
Bay Area, Toll Authority, Sub-Ser, RB
2.128%, 04/01/2022	4,525	4,529
2.075%, 04/01/2021	4,000	4,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	$7,439	$7,441

		15,979

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,045

North Carolina — 0.2%
North Carolina State, Eastern Municipal Power Agency, RB
2.928%, 07/01/2020	2,210	2,220

Washington — 0.1%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	1,000

Total Municipal Bonds (Cost $23,715) ($ Thousands)		23,746

SOVEREIGN DEBT — 1.4%
Province of Ontario Canada
2.550%, 02/12/2021	19,000	19,161

Total Sovereign Debt (Cost $19,149) ($ Thousands)		19,161

COMMERCIAL PAPER — 0.7%
Hitachi American Capital (B)
1.800%, 12/02/2019	10,000	9,998

Total Commercial Paper (Cost $9,999) ($ Thousands)		9,998

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	18,792,845	$18,793

Total Cash Equivalent (Cost $18,793) ($ Thousands)		18,793

Total Investments in Securities — 100.7% (Cost $1,352,976) ($ Thousands)		$1,358,961

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 2-Year Treasury Note	426	Apr-2020	$ 91,847	$ 91,840	$(7)

Percentages are based on Net Assets of $1,348,909 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (See Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $310,625 ($ Thousands), representing 23.0% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	395,667	–	395,667
U.S. Treasury Obligations	–	338,946	–	338,946
Mortgage-Backed Securities	–	304,692	–	304,692
Asset-Backed Securities	–	247,958	–	247,958
Municipal Bonds	–	23,746	–	23,746
Sovereign Debt	–	19,161	–	19,161
Commercial Paper	–	9,998	–	9,998
Cash Equivalent	18,793	–	–	18,793

Total Investments in Securities	18,793	1,340,168	–	1,358,961

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(7)	–	–	(7)

Total Other Financial Instruments	(7)	–	–	(7)

*Futures contracts are valued at the unrealized depreciation on the instruments.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	249

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Limited Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 19,768	$ 648,593	$ (649,568)	$ —	$ —	$ 18,793	18,792,845	$ 276	$ —

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 90.1%

Communication Services — 5.2%
America Movil
6.125%, 03/30/2040	$630	$855
5.000%, 03/30/2020	1,040	1,049
4.375%, 04/22/2049	900	1,038
3.625%, 04/22/2029	6,995	7,445
3.125%, 07/16/2022	12,185	12,454
AT&T
8.750%, 11/15/2031	1,150	1,669
6.800%, 05/15/2036	2,915	3,821
5.450%, 03/01/2047	525	642
5.250%, 03/01/2037	995	1,184
4.550%, 03/09/2049	1,115	1,225
3.904%, 11/27/2022 (A)(B)	6,000	5,607
3.400%, 05/15/2025	3,500	3,654
Charter Communications Operating LLC
6.384%, 10/23/2035	1,880	2,346
4.908%, 07/23/2025	2,505	2,747
4.464%, 07/23/2022	50	52
Comcast
5.650%, 06/15/2035	255	335
4.950%, 10/15/2058	2,370	3,095
4.700%, 10/15/2048	6,790	8,431
4.600%, 10/15/2038	2,960	3,557
4.200%, 08/15/2034	7,700	8,901
4.049%, 11/01/2052	1,800	2,034
3.969%, 11/01/2047	2,563	2,850
3.950%, 10/15/2025	4,045	4,411
3.900%, 03/01/2038	1,095	1,215
3.700%, 04/15/2024	2,135	2,271
3.600%, 03/01/2024	920	974
3.400%, 07/15/2046	1,040	1,066
3.375%, 02/15/2025	8,030	8,469
3.375%, 08/15/2025	2,240	2,373
3.150%, 03/01/2026	3,180	3,337
3.150%, 02/15/2028	765	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2030	$2,555	$2,566
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,666
Discovery Communications LLC
5.300%, 05/15/2049	4,820	5,564
5.000%, 09/20/2037	945	1,051
2.950%, 03/20/2023	4,500	4,581
NBCUniversal Media LLC
6.400%, 04/30/2040	2,555	3,673
5.950%, 04/01/2041	1,669	2,289
SES
3.600%, 04/04/2023 (A)	3,012	3,048
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,620	1,762
4.738%, 03/20/2025 (A)	6,525	6,916
3.360%, 09/20/2021 (A)	1,113	1,123
Verizon Communications
7.750%, 12/01/2030	1,750	2,511
5.012%, 04/15/2049	2,175	2,798
4.862%, 08/21/2046	990	1,238
4.522%, 09/15/2048	3,866	4,664
Viacom
5.850%, 09/01/2043	695	857
4.375%, 03/15/2043	2,595	2,681
Walt Disney
2.750%, 09/01/2049	2,235	2,152
2.000%, 09/01/2029	3,790	3,681

		157,731

Consumer Discretionary — 3.6%
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,874	4,066
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,086
Amazon.com
5.200%, 12/03/2025	4,890	5,709
3.875%, 08/22/2037	5,310	6,049
2.800%, 08/22/2024	2,740	2,834
American Honda Finance
1.950%, 05/20/2022	12,025	12,019
American Honda Finance MTN
1.950%, 07/20/2020	3,500	3,500
BMW US Capital LLC
2.800%, 04/11/2026 (A)	3,555	3,603
Ferguson Finance
4.500%, 10/24/2028 (A)	4,400	4,750
Ford Motor Credit LLC
3.813%, 10/12/2021	7,470	7,580
General Motors Financial
3.550%, 07/08/2022	4,670	4,794

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	251

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hasbro
3.550%, 11/19/2026	$2,105	$2,114
3.000%, 11/19/2024	4,690	4,687
Home Depot
5.875%, 12/16/2036	3,889	5,381
4.500%, 12/06/2048	1,835	2,292
4.400%, 03/15/2045	840	1,013
3.900%, 06/15/2047	1,505	1,717
3.750%, 02/15/2024	2,300	2,451
3.500%, 09/15/2056	2,835	3,031
3.350%, 09/15/2025	1,640	1,753
2.800%, 09/14/2027	3,055	3,198
Kohl’s
5.550%, 07/17/2045	4,905	4,993
NVR
3.950%, 09/15/2022	2,365	2,462
QVC
4.375%, 03/15/2023	1,720	1,781
Target
6.500%, 10/15/2037	2,650	3,982
4.000%, 07/01/2042	1,700	1,965
2.500%, 04/15/2026	1,770	1,816
Time Warner Cable LLC
6.550%, 05/01/2037	1,975	2,413
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (A)	4,505	4,547

		108,586

Consumer Staples — 9.2%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,495
Altria Group
9.950%, 11/10/2038	1,708	2,754
4.800%, 02/14/2029	1,875	2,073
4.400%, 02/14/2026	1,645	1,779
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	7,315	11,659
5.800%, 01/23/2059	160	225
4.600%, 04/15/2048	4,960	5,755
Anheuser-Busch LLC
4.900%, 02/01/2046	1,330	1,597
4.700%, 02/01/2036	6,843	7,968
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	5,693
Ascension Health
3.106%, 11/15/2039	1,610	1,618
2.532%, 11/15/2029	1,000	997
BAT Capital
4.390%, 08/15/2037	3,600	3,568
3.215%, 09/06/2026	10,995	11,008
2.764%, 08/15/2022	4,195	4,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	$3,685	$3,628
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,863
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,157
Bowdoin College
4.693%, 07/01/2112	378	426
Coca-Cola
1.550%, 09/01/2021	3,930	3,913
Constellation Brands
4.400%, 11/15/2025	1,305	1,432
3.150%, 08/01/2029	1,655	1,672
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,093	2,682
7.507%, 01/10/2032 (A)	1,449	1,779
6.036%, 12/10/2028	2,891	3,239
Estee Lauder
3.125%, 12/01/2049	3,590	3,634
Georgetown University
4.315%, 04/01/2049	2,360	2,886
Hershey
3.100%, 05/15/2021	4,705	4,785
2.300%, 08/15/2026	3,900	3,930
2.050%, 11/15/2024	4,310	4,318
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,830	3,298
3.266%, 11/01/2049	2,710	2,736
3.150%, 05/01/2027	2,005	2,111
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,443
Kraft Heinz Foods
6.875%, 01/26/2039	1,485	1,859
5.000%, 07/15/2035	245	267
5.000%, 06/04/2042	240	255
3.750%, 04/01/2030 (A)	5,565	5,693
Kroger
3.400%, 04/15/2022	2,774	2,849
2.800%, 08/01/2022	3,455	3,518
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	679
Mars
4.200%, 04/01/2059 (A)	1,520	1,769
4.125%, 04/01/2054 (A)	1,810	2,096
3.950%, 04/01/2049 (A)	2,810	3,233
3.600%, 04/01/2034 (A)	1,790	1,991
3.200%, 04/01/2030 (A)	2,435	2,611
2.700%, 04/01/2025 (A)	7,465	7,664
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	5,220
Nestle Holdings
4.000%, 09/24/2048 (A)	1,425	1,667

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 09/24/2025 (A)	$6,080	$6,541
Northwell Healthcare
4.260%, 11/01/2047	1,915	2,106
Northwestern University
3.662%, 12/01/2057	1,820	2,099
Novartis Capital
3.000%, 11/20/2025	4,030	4,235
PepsiCo
3.450%, 10/06/2046	2,386	2,569
3.375%, 07/29/2049	3,120	3,323
2.375%, 10/06/2026	5,960	6,082
Philip Morris International
4.500%, 03/20/2042	2,350	2,691
4.375%, 11/15/2041	2,045	2,286
3.875%, 08/21/2042	3,460	3,641
2.500%, 11/02/2022	4,545	4,615
2.375%, 08/17/2022	3,045	3,072
Procter & Gamble
1.900%, 10/23/2020	4,250	4,255
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	9,730	9,610
Reynolds American
8.125%, 05/01/2040	980	1,326
4.450%, 06/12/2025	1,540	1,649
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,230
RWJ Barnabas Health
3.477%, 07/01/2049	4,000	4,024
Sanofi
3.375%, 06/19/2023	2,979	3,121
SSM Health Care
3.688%, 06/01/2023	7,331	7,655
Tyson Foods Inc
4.000%, 03/01/2026	1,060	1,147
University of Southern California
5.250%, 10/01/2111	3,250	4,870
Walmart
4.050%, 06/29/2048	5,284	6,327
3.550%, 06/26/2025	4,090	4,405
3.250%, 07/08/2029	4,435	4,775
2.550%, 04/11/2023	7,430	7,580
2.375%, 09/24/2029	5,890	5,920
2.350%, 12/15/2022	4,560	4,623

		279,510

Energy — 6.0%
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,320	2,359
BP Capital Markets
3.723%, 11/28/2028	2,159	2,349
3.279%, 09/19/2027	1,785	1,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.937%, 09/21/2028	$2,160	$2,380
3.216%, 11/28/2023	5,420	5,653
2.520%, 09/19/2022	4,340	4,405
Cenovus Energy
4.250%, 04/15/2027	3,185	3,344
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,332
Chevron
2.895%, 03/03/2024	3,915	4,063
Concho Resources
4.300%, 08/15/2028	1,977	2,122
ConocoPhillips
6.500%, 02/01/2039	3,065	4,457
2.810%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,017
Continental Resources
5.000%, 09/15/2022	878	883
Diamondback Energy
3.500%, 12/01/2029	4,090	4,079
2.875%, 12/01/2024	1,675	1,674
Energy Transfer Operating
4.650%, 06/01/2021	2,982	3,061
Eni
4.000%, 09/12/2023 (A)	6,800	7,164
EnLink Midstream Partners
5.050%, 04/01/2045	1,830	1,244
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,509
EQM Midstream Partners
5.500%, 07/15/2028	920	847
Exxon Mobil
3.043%, 03/01/2026	1,985	2,090
2.995%, 08/16/2039	2,830	2,863
Hess
6.000%, 01/15/2040	2,630	3,039
Kinder Morgan
5.550%, 06/01/2045	1,870	2,197
Lukoil International Finance BV
6.125%, 11/09/2020 (A)	340	352
MPLX
4.800%, 02/15/2029	2,120	2,295
4.500%, 07/15/2023	1,350	1,431
3.202%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	3,290	3,302
3.002%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	3,290	3,301
National Oilwell Varco
3.600%, 12/01/2029	5,490	5,355
Northern Natural Gas
4.250%, 06/01/2021 (A)	720	738

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	253

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
6.450%, 09/15/2036	$1,700	$2,067
5.134%, 10/10/2036 (B)	11,000	5,548
Petroleos Mexicanos MTN
6.875%, 08/04/2026	1,880	2,030
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (A)	2,085	2,009
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,345	3,637
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,775	1,976
5.000%, 03/15/2027	1,740	1,905
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	1,085	1,186
3.500%, 04/16/2029 (A)	1,920	2,001
2.750%, 04/16/2022 (A)	2,985	3,014
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,581
Shell International Finance BV
6.375%, 12/15/2038	1,435	2,082
4.125%, 05/11/2035	4,275	4,973
4.000%, 05/10/2046	3,115	3,589
3.750%, 09/12/2046	2,600	2,880
3.400%, 08/12/2023	5,525	5,810
3.125%, 11/07/2049	2,890	2,889
2.500%, 09/12/2026	310	314
2.375%, 11/07/2029	3,670	3,632
2.250%, 11/10/2020	3,990	4,005
Spectra Energy Partners
3.375%, 10/15/2026	1,795	1,856
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	1,950	2,012
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,265	4,532
Total Capital
3.883%, 10/11/2028	12,360	13,790
Total Capital International
2.829%, 01/10/2030	3,570	3,673
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,265
Williams Partners
5.800%, 11/15/2043	745	850

		179,885

Financials — 32.1%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,049
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,406	1,983
American Express
3.700%, 11/05/2021	10,350	10,673
3.700%, 08/03/2023	4,810	5,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 08/01/2022	$15,971	$16,143
2.200%, 10/30/2020	1,730	1,734
American International Group
4.750%, 04/01/2048	3,755	4,489
4.500%, 07/16/2044	2,765	3,157
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,613
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,795	3,212
4.400%, 05/27/2026 (A)	1,140	1,223
4.000%, 05/30/2024 (A)	6,353	6,719
Athene Global Funding
3.000%, 07/01/2022 (A)	3,480	3,537
2.950%, 11/12/2026 (A)	4,485	4,478
Athene Holding
4.125%, 01/12/2028	1,160	1,196
AXA Equitable Holdings
3.900%, 04/20/2023	2,440	2,556
Banco Santander
3.125%, 02/23/2023	3,165	3,225
2.706%, 06/27/2024	6,830	6,900
Bancolombia
5.950%, 06/03/2021	2,040	2,135
Bank of America
6.000%, 10/15/2036	430	588
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	70	73
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	12,874
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,072	6,202
Bank of America MTN
4.450%, 03/03/2026	900	988
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,440	1,733
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	9,870	10,983
4.183%, 11/25/2027	6,735	7,295
4.000%, 01/22/2025	1,300	1,384
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,170	1,273
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	14,875
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	58
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	9,300	9,701
3.248%, 10/21/2027	7,165	7,470
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	9,510	9,578
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,415

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$ 4,395	$ 4,570
1.900%, 08/27/2021	4,875	4,871
Bank of New York Mellon MTN
3.450%, 08/11/2023	6,615	6,930
2.450%, 08/17/2026	630	635
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,690	2,805
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	4,240	4,421
BB&T MTN
3.875%, 03/19/2029	4,500	4,907
3.050%, 06/20/2022	11,280	11,546
2.850%, 10/26/2024	2,315	2,374
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,084
Berkshire Hathaway Finance
4.250%, 01/15/2049	90	107
BGC Partners
3.750%, 10/01/2024 (A)	5,290	5,219
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	909
4.750%, 02/15/2023 (A)	2,014	2,171
4.450%, 07/15/2045 (A)	1,534	1,729
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,913
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	8,260	8,693
Cantor Fitzgerald
4.875%, 05/01/2024 (A)	4,000	4,256
Capital One Bank USA
3.375%, 02/15/2023	1,390	1,432
Capital One Financial
3.300%, 10/30/2024	4,618	4,784
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	861	891
CDP Financial
5.600%, 11/25/2039 (A)	700	974
Charles Schwab
4.450%, 07/22/2020	1,720	1,747
3.850%, 05/21/2025	5,330	5,770
2.650%, 01/25/2023	8,551	8,717
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,400
2.875%, 11/03/2022	1,925	1,979
2.300%, 11/03/2020	3,090	3,098
Cincinnati Financial
6.125%, 11/01/2034	2,882	3,890
Citadel
4.875%, 01/15/2027 (A)	3,820	3,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
8.125%, 07/15/2039	$ 3,699	$ 6,128
5.500%, 09/13/2025	860	983
4.650%, 07/23/2048	5,208	6,466
4.450%, 09/29/2027	175	193
3.400%, 05/01/2026	6,375	6,694
2.900%, 12/08/2021	4,200	4,263
CME Group
4.150%, 06/15/2048	6,449	7,731
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,940	3,174
3.875%, 09/26/2023 (A)	3,000	3,169
2.973%, VAR ICE LIBOR USD 3 Month+0.860%, 09/26/2023 (A)	6,790	6,819
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,844
Credit Suisse Group
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (A)	1,950	1,947
Credit Suisse NY
3.000%, 10/29/2021	3,680	3,745
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,060	3,088
European Investment Bank
2.250%, 03/15/2022	3,695	3,742
1.375%, 06/15/2020	4,370	4,361
1.375%, 09/06/2022	2,790	2,768
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,640	1,876
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,620
First Republic Bank
2.500%, 06/06/2022	1,718	1,733
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,532
Goldman Sachs Capital I
6.345%, 02/15/2034	2,010	2,632
Goldman Sachs Group
6.750%, 10/01/2037	1,130	1,554
6.450%, 05/01/2036	490	646
5.750%, 01/24/2022	435	467
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,595	1,816
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	7,627	8,401
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	135	146
3.850%, 01/26/2027	140	149
3.500%, 01/23/2025	2,220	2,320
3.500%, 11/16/2026	4,613	4,814

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	255

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	$ 9,475	$ 9,804
3.080%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,137
3.000%, 04/26/2022	5,905	5,973
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	1,025	1,040
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,514
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,865	7,176
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,060	4,126
HSBC Bank PLC
7.650%, 05/01/2025	2,880	3,480
HSBC Holdings
6.500%, 09/15/2037	495	672
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	12,084
3.900%, 05/25/2026	1,170	1,246
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	12,675	12,932
ING Bank
5.800%, 09/25/2023 (A)	2,845	3,154
ING Groep
4.625%, 01/06/2026 (A)	3,375	3,744
4.100%, 10/02/2023	3,950	4,189
3.550%, 04/09/2024	4,365	4,551
Intercontinental Exchange
4.250%, 09/21/2048	4,417	5,239
2.750%, 12/01/2020	5,325	5,364
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	4,705	4,699
Intesa Sanpaolo
4.700%, 09/23/2049 (A)	530	544
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,891
6.400%, 05/15/2038	3,152	4,534
5.500%, 10/15/2040	1,000	1,330
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	9,350	10,593
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,265	1,503
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	50	57
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	2,700	2,918
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,740	5,353
3.875%, 09/10/2024	9,541	10,140
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	16,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 09/23/2022	$ 3,629	$ 3,749
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,230	2,307
3.200%, 01/25/2023	3,400	3,515
3.200%, 06/15/2026	15,395	16,068
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	565	564
2.700%, 05/18/2023	3,735	3,801
2.460%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,500	1,402
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,938	4,688
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	25,166
2.125%, 01/17/2023	3,320	3,366
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,060
1.500%, 04/20/2020	3,685	3,681
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	7,108	7,257
Mercury General
4.400%, 03/15/2027	2,810	2,960
MetLife
4.050%, 03/01/2045	1,250	1,421
3.000%, 03/01/2025	2,500	2,600
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	6,350	6,382
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	5,645	5,957
2.400%, 06/17/2022 (A)	4,174	4,224
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	7,200	7,466
2.998%, 02/22/2022	4,965	5,063
Morgan Stanley
3.625%, 01/20/2027	12,885	13,735
2.650%, 01/27/2020	2,900	2,903
Morgan Stanley MTN
6.375%, 07/24/2042	2,070	3,070
4.300%, 01/27/2045	4,420	5,217
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,800	1,985
3.875%, 04/29/2024	4,860	5,164
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	2,915	3,132
3.750%, 02/25/2023	14,607	15,290
2.500%, 04/21/2021	3,850	3,874
MUFG Americas Holdings
3.000%, 02/10/2025	2,915	2,969
MUFG Union Bank
3.150%, 04/01/2022	6,130	6,284

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	$ 850	$ 852
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,118
4.400%, 11/01/2048	4,055	4,885
4.300%, 03/15/2049	2,558	3,060
4.023%, 11/01/2032	385	439
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,350
New York Life Global Funding
3.250%, 08/06/2021 (A)	4,985	5,094
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	11,500	11,519
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,455	1,559
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,663
PNC Bank
3.300%, 10/30/2024	1,840	1,930
PNC Financial Services Group
2.600%, 07/23/2026	7,580	7,671
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	4,750	4,975
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	3,038	3,056
2.375%, 11/21/2021 (A)	3,000	3,017
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,236
Royal Bank of Canada MTN
2.125%, 03/02/2020	2,455	2,456
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	4,090	4,175
S&P Global
3.250%, 12/01/2049	6,305	6,418
SBL Holdings LLC
5.125%, 11/13/2026 (A)	1,900	1,916
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	2,272
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	4,602	4,755
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,875	4,899
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	1,915	1,958
2.448%, 09/27/2024	2,750	2,750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
4.050%, 11/03/2025	$ 4,330	$ 4,748
4.000%, 05/01/2025	7,580	8,197
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	2,803	2,839
3.200%, 04/01/2024	6,235	6,489
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,364
Svenska Handelsbanken MTN
3.350%, 05/24/2021	2,200	2,243
Synchrony Financial
2.850%, 07/25/2022	5,020	5,069
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,775	2,225
4.270%, 05/15/2047 (A)	835	970
Travelers
3.750%, 05/15/2046	1,505	1,661
UBS
2.450%, 12/01/2020 (A)	1,530	1,535
UBS MTN
4.500%, 06/26/2048 (A)	3,010	3,833
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	1,395	1,525
4.125%, 09/24/2025 (A)	1,240	1,344
3.491%, 05/23/2023 (A)	3,805	3,909
US Bancorp
3.375%, 02/05/2024	5,620	5,905
US Bancorp MTN
3.000%, 07/30/2029	10,320	10,664
2.950%, 07/15/2022	2,110	2,161
2.625%, 01/24/2022	2,184	2,218
Validus Holdings
8.875%, 01/26/2040	1,760	2,921
WEA Finance LLC
3.250%, 10/05/2020 (A)	150	151
Wells Fargo
5.606%, 01/15/2044	3,571	4,705
3.069%, 01/24/2023	12,595	12,834
3.000%, 04/22/2026	8,965	9,229
Wells Fargo MTN
4.900%, 11/17/2045	1,385	1,720
4.750%, 12/07/2046	12,183	14,885
4.400%, 06/14/2046	3,445	3,977
4.300%, 07/22/2027	939	1,030
4.150%, 01/24/2029	3,990	4,444
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	6,954
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	8,330	8,598
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	4,210	4,229

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	257

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
3.625%, 10/22/2021	$9,405	$9,687
Wells Fargo Capital X
5.950%, 12/15/2036	975	1,216

		971,157

Health Care — 6.9%
Abbott Laboratories
2.950%, 03/15/2025	1,710	1,778
AbbVie
4.050%, 11/21/2039 (A)	2,490	2,595
3.600%, 05/14/2025	3,845	4,032
2.600%, 11/21/2024 (A)	4,515	4,539
2.150%, 11/19/2021 (A)	12,575	12,587
Ascension Health
3.945%, 11/15/2046	4,194	4,790
AstraZeneca
3.375%, 11/16/2025	2,625	2,779
Becton Dickinson
3.700%, 06/06/2027	1,438	1,539
Boston Scientific
3.750%, 03/01/2026	2,670	2,876
Bristol-Myers Squibb
4.550%, 02/20/2048 (A)	250	306
3.400%, 07/26/2029 (A)	4,405	4,727
3.200%, 06/15/2026 (A)	1,325	1,393
2.900%, 07/26/2024 (A)	4,245	4,378
2.550%, 05/14/2021 (A)	3,550	3,585
Cigna
4.125%, 11/15/2025	4,459	4,811
CVS Health
4.100%, 03/25/2025	5,347	5,742
3.700%, 03/09/2023	2,925	3,046
3.250%, 08/15/2029	1,910	1,940
3.000%, 08/15/2026	2,060	2,108
2.625%, 08/15/2024	2,295	2,313
DH Europe Finance II Sarl
2.200%, 11/15/2024	3,595	3,588
2.050%, 11/15/2022	3,560	3,561
Eli Lilly
3.375%, 03/15/2029	3,155	3,403
Gilead Sciences
4.800%, 04/01/2044	1,300	1,561
4.750%, 03/01/2046	1,625	1,961
4.000%, 09/01/2036	1,120	1,259
3.250%, 09/01/2022	5,645	5,831
2.550%, 09/01/2020	3,815	3,832
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,258
3.125%, 05/14/2021	4,875	4,959
2.875%, 06/01/2022	4,750	4,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.250%, 06/15/2049	$2,225	$2,504
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,558
2.625%, 01/15/2025	7,063	7,265
Medtronic
4.625%, 03/15/2045	1,196	1,532
4.375%, 03/15/2035	1,732	2,075
3.150%, 03/15/2022	1,016	1,045
Merck
3.900%, 03/07/2039	2,805	3,244
3.600%, 09/15/2042	2,000	2,198
3.400%, 03/07/2029	4,305	4,678
2.750%, 02/10/2025	955	985
2.350%, 02/10/2022	3,555	3,598
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,653
Pfizer
4.000%, 03/15/2049	2,550	2,994
3.000%, 12/15/2026	2,020	2,135
Pharmacia
6.600%, 12/01/2028	1,000	1,330
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,436
6.500%, 06/15/2037	1,645	2,359
4.700%, 02/15/2021	4,480	4,600
4.625%, 07/15/2035	5,070	6,201
4.200%, 01/15/2047	1,432	1,642
3.875%, 12/15/2028	1,835	2,036
3.850%, 06/15/2028	1,250	1,376
3.750%, 07/15/2025	3,700	3,989
3.700%, 12/15/2025	1,705	1,842
3.700%, 08/15/2049	630	676
3.500%, 02/15/2024	6,660	7,032
2.875%, 03/15/2023	3,300	3,376
2.875%, 08/15/2029	2,500	2,574
2.375%, 10/15/2022	4,155	4,200
2.125%, 03/15/2021	6,980	6,997
Wyeth
6.000%, 02/15/2036	1,400	1,918
5.950%, 04/01/2037	3,700	5,139

		208,116

Industrials — 8.3%
3M MTN
3.375%, 03/01/2029	2,295	2,465
3.250%, 02/14/2024	4,102	4,299
Air Lease
3.875%, 07/03/2023	4,406	4,609
Airbus
3.950%, 04/10/2047 (A)	2,800	3,209

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines, Pass-Through Trust, Ser 2013-1, Cl A
4.000%, 07/15/2025	$2,014	$2,124
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,031	5,262
American Airlines, Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	2,530	2,618
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,061
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,800
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,513
Boeing
3.850%, 11/01/2048	2,180	2,368
3.550%, 03/01/2038	1,115	1,183
3.100%, 05/01/2026	6,030	6,278
2.950%, 02/01/2030	4,375	4,508
2.700%, 05/01/2022	3,350	3,408
1.875%, 06/15/2023	2,840	2,820
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	3,437
4.900%, 04/01/2044	2,563	3,209
4.550%, 09/01/2044	4,595	5,558
4.150%, 04/01/2045	2,845	3,274
4.050%, 06/15/2048	1,220	1,395
Canadian National Railway
4.450%, 01/20/2049	3,000	3,797
Caterpillar
3.803%, 08/15/2042	1,390	1,572
3.400%, 05/15/2024	3,050	3,224
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,270	3,340
2.950%, 05/15/2020	9,405	9,453
2.950%, 02/26/2022	5,605	5,729
2.550%, 11/29/2022	7,975	8,116
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,707	2,858
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,411	3,612
CSX
3.350%, 09/15/2049	4,726	4,659
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	1,778	1,796
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,300	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines, Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	$2,800	$2,919
Fortive
2.350%, 06/15/2021	1,720	1,722
GE Capital International Funding Unlimited
4.418%, 11/15/2035	9,517	10,244
2.342%, 11/15/2020	11,471	11,459
General Dynamics
2.875%, 05/11/2020	5,020	5,042
1.875%, 08/15/2023	2,445	2,440
General Electric
2.700%, 10/09/2022	3,900	3,933
John Deere Capital
3.650%, 10/12/2023	4,902	5,200
2.550%, 01/08/2021	2,500	2,518
John Deere Capital MTN
3.450%, 06/07/2023	4,705	4,927
3.125%, 09/10/2021	2,615	2,670
2.950%, 04/01/2022	5,600	5,730
2.800%, 03/04/2021	3,340	3,378
2.800%, 07/18/2029	4,220	4,358
2.650%, 06/24/2024	4,430	4,543
2.650%, 06/10/2026	320	328
Norfolk Southern
3.800%, 08/01/2028	3,180	3,504
Northrop Grumman
2.930%, 01/15/2025	4,495	4,618
PACCAR Financial MTN
1.650%, 08/11/2021	1,200	1,194
Penske Truck Leasing LP
3.950%, 03/10/2025 (A)	2,752	2,915
3.450%, 07/01/2024 (A)	5,540	5,749
Raytheon
2.500%, 12/15/2022	6,107	6,200
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	1,880	1,919
1.700%, 09/15/2021 (A)	3,850	3,838
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,071
Snap-on
4.100%, 03/01/2048	570	652
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	452	478
TTX
4.600%, 02/01/2049 (A)	2,100	2,606
TTX MTN
3.600%, 01/15/2025 (A)	3,243	3,416
2.600%, 06/15/2020 (A)	2,620	2,625

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	259

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines, Pass-Through Trust, Ser 2016-1, Cl B
3.650%, 01/07/2026	$2,131	$2,168
United Airlines, Pass-Through Trust, Ser 2018-1, Cl B
4.600%, 03/01/2026	1,222	1,270
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,640	1,783
United Parcel Service
3.750%, 11/15/2047	3,396	3,683
United Technologies
4.500%, 06/01/2042	2,300	2,774
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	124	134
Vinci
3.750%, 04/10/2029 (A)	3,310	3,643
WW Grainger
4.200%, 05/15/2047	2,510	2,824

		249,397

Information Technology — 7.3%
Apple
4.650%, 02/23/2046	4,690	5,906
4.500%, 02/23/2036	2,335	2,855
4.375%, 05/13/2045	515	623
3.850%, 08/04/2046	7,080	8,001
3.350%, 02/09/2027	3,730	3,988
3.250%, 02/23/2026	19,645	20,854
3.000%, 02/09/2024	3,720	3,865
2.850%, 05/06/2021	2,722	2,764
2.850%, 05/11/2024	1,055	1,091
Applied Materials
3.900%, 10/01/2025	3,155	3,436
Broadcom
2.650%, 01/15/2023	3,066	3,070
Cisco Systems
5.900%, 02/15/2039	2,007	2,831
2.450%, 06/15/2020	5,995	6,016
2.200%, 02/28/2021	4,035	4,055
2.200%, 09/20/2023	3,970	4,010
Dell International LLC
8.350%, 07/15/2046 (A)	2,525	3,388
8.100%, 07/15/2036 (A)	645	834
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,365
3.375%, 12/01/2024	3,580	3,595
Hewlett Packard Enterprise
3.500%, 10/05/2021	1,845	1,890
Intel
4.000%, 12/15/2032	4,300	4,980

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.734%, 12/08/2047	$2,461	$2,704
3.250%, 11/15/2049	2,980	3,026
2.875%, 05/11/2024	5,830	6,042
International Business Machines
4.150%, 05/15/2039	2,080	2,357
3.500%, 05/15/2029	5,250	5,661
3.300%, 05/15/2026	1,805	1,899
Marvell Technology Group
4.200%, 06/22/2023	1,175	1,237
Mastercard
2.950%, 06/01/2029	2,420	2,542
Microsoft
4.100%, 02/06/2037	6,243	7,382
4.000%, 02/12/2055	1,100	1,307
3.700%, 08/08/2046	9,164	10,476
3.500%, 02/12/2035	1,265	1,402
3.450%, 08/08/2036	115	127
3.300%, 02/06/2027	4,705	5,067
2.400%, 08/08/2026	5,820	5,923
2.000%, 08/08/2023	4,475	4,499
NXP BV
4.875%, 03/01/2024 (A)	3,252	3,531
Oracle
4.300%, 07/08/2034	3,260	3,805
4.125%, 05/15/2045	320	361
4.000%, 07/15/2046	7,940	8,885
3.800%, 11/15/2037	1,315	1,447
2.950%, 05/15/2025	2,160	2,242
2.650%, 07/15/2026	5,610	5,717
2.500%, 05/15/2022	4,700	4,764
2.400%, 09/15/2023	3,760	3,808
QUALCOMM
4.300%, 05/20/2047	2,943	3,325
2.600%, 01/30/2023	5,375	5,457
Texas Instruments
4.150%, 05/15/2048	3,579	4,336
2.250%, 09/04/2029	15,435	15,181
Visa
3.150%, 12/14/2025	375	398
2.200%, 12/14/2020	2,755	2,765

		219,090

Materials — 0.4%
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,845
5.000%, 09/30/2043	1,400	1,821
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)	3,920	3,780
Praxair
3.200%, 01/30/2026	2,315	2,444
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,552

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
7.000%, 03/16/2047 (A)	$1,120	$1,294

		12,736

Real Estate – 2.8%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,151
2.950%, 05/11/2026	2,182	2,260
Boston Properties
4.500%, 12/01/2028	2,630	2,990
3.850%, 02/01/2023	2,780	2,917
Camden Property Trust
4.100%, 10/15/2028	1,780	1,989
3.350%, 11/01/2049	2,485	2,515
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,600	3,774
Equinix
2.625%, 11/18/2024	9,195	9,217
Healthpeak Properties
4.250%, 11/15/2023	1,970	2,108
3.250%, 07/15/2026	1,900	1,974
Kimco Realty
3.300%, 02/01/2025	2,000	2,071
Newmark Group
6.125%, 11/15/2023	3,140	3,451
Realty Income
3.250%, 10/15/2022	4,970	5,131
Regency Centers
4.650%, 03/15/2049	420	507
4.400%, 02/01/2047	1,845	2,123
Sabra Health Care
4.800%, 06/01/2024	940	1,003
3.900%, 10/15/2029	4,275	4,278
Simon Property Group
6.750%, 02/01/2040	470	696
4.250%, 11/30/2046	1,864	2,155
3.375%, 10/01/2024	5,488	5,769
3.250%, 09/13/2049	1,555	1,543
2.450%, 09/13/2029	5,620	5,526
Ventas Realty
4.400%, 01/15/2029	5,598	6,162
3.125%, 06/15/2023	1,560	1,601
Vornado Realty
3.500%, 01/15/2025	3,895	4,062
Welltower
4.950%, 09/01/2048	2,632	3,182
WP Carey
4.600%, 04/01/2024	2,670	2,858

		85,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities – 8.3%
Alabama Power
3.850%, 12/01/2042	$600	$655
3.700%, 12/01/2047	2,800	3,027
2.450%, 03/30/2022	2,490	2,521
Ameren Illinois
4.500%, 03/15/2049	6,945	8,635
2.700%, 09/01/2022	2,000	2,040
Aqua America
4.276%, 05/01/2049	1,175	1,334
3.566%, 05/01/2029	1,695	1,808
Atmos Energy
4.125%, 03/15/2049	3,375	3,948
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	1,158
3.250%, 04/15/2028	1,720	1,810
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,700
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (A)	2,615	2,609
CMS Energy
3.000%, 05/15/2026	4,285	4,387
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,468
4.000%, 08/01/2020	35	35
4.000%, 03/01/2048	3,560	4,061
3.200%, 11/15/2049	1,395	1,401
2.550%, 06/15/2026	4,665	4,752
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,294
3.800%, 05/15/2028	5,645	6,204
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,213
4.250%, 08/15/2028	5,318	5,996
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,210
3.900%, 06/15/2021	230	236
3.875%, 03/15/2046	3,800	4,236
3.350%, 05/15/2022	11,290	11,676
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,612
Duke Energy Indiana LLC
6.350%, 08/15/2038	335	480
4.900%, 07/15/2043	235	295
Duke Energy Progress LLC
4.200%, 08/15/2045	2,125	2,472
4.100%, 05/15/2042	946	1,087
3.000%, 09/15/2021	3,745	3,808
2.800%, 05/15/2022	4,400	4,492
Electricite de France
4.950%, 10/13/2045 (A)	1,975	2,336
4.750%, 10/13/2035 (A)	900	1,028

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	261

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Louisiana LLC
4.200%, 09/01/2048	$4,565	$5,346
Entergy Mississippi LLC
2.850%, 06/01/2028	3,595	3,698
Evergy
5.292%, 06/15/2022	1,190	1,267
Eversource Energy
3.800%, 12/01/2023	2,905	3,061
2.900%, 10/01/2024	4,420	4,523
2.750%, 03/15/2022	1,245	1,263
Exelon
3.950%, 06/15/2025	1,846	1,983
Florida Power & Light
5.960%, 04/01/2039	135	190
5.690%, 03/01/2040	1,621	2,221
4.125%, 02/01/2042	3,325	3,840
Georgia Power
4.300%, 03/15/2043	3,825	4,151
Indiana Michigan Power
4.250%, 08/15/2048	515	603
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	1,685	2,014
4.050%, 05/01/2046 (A)	60	68
Kentucky Utilities
5.125%, 11/01/2040	300	378
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,548
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,731
NextEra Energy Capital Holdings
3.500%, 04/01/2029	7,615	8,094
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,225
3.508%, 10/01/2024 (A)	125	132
Northern States Power
7.125%, 07/01/2025	3,220	3,970
NSTAR Electric
3.250%, 05/15/2029	2,684	2,862
Oglethorpe Power
5.375%, 11/01/2040	1,435	1,752
4.250%, 04/01/2046	1,125	1,172
4.200%, 12/01/2042	165	171
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,990	3,969
3.750%, 04/01/2045	3,130	3,451
PacifiCorp
6.250%, 10/15/2037	2,195	3,087
6.000%, 01/15/2039	4,235	5,871
2.950%, 06/01/2023	4,940	5,077
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,784
3.950%, 06/01/2047	1,802	2,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric & Gas MTN
4.050%, 05/01/2048	$2,792	$3,277
3.700%, 05/01/2028	1,180	1,291
3.250%, 09/01/2023	1,450	1,512
Public Service of Colorado
6.250%, 09/01/2037	205	291
3.200%, 03/01/2050	1,540	1,574
Public Service of New Hampshire
3.600%, 07/01/2049	6,535	7,167
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,356
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,299
3.600%, 09/01/2023	1,224	1,281
3.000%, 08/15/2021	3,840	3,895
Sempra Energy
4.000%, 02/01/2048	470	490
3.800%, 02/01/2038	1,135	1,169
3.400%, 02/01/2028	1,680	1,739
2.900%, 02/01/2023	4,104	4,176
Southern California Edison
3.875%, 06/01/2021	8,795	8,985
2.850%, 08/01/2029	2,500	2,519
1.845%, 02/01/2022	1,952	1,928
Southern California Gas
5.125%, 11/15/2040	10	13
4.300%, 01/15/2049	1,025	1,202
3.750%, 09/15/2042	175	188
Tampa Electric
3.625%, 06/15/2050	4,580	4,865
Union Electric
4.000%, 04/01/2048	1,930	2,199
Wisconsin Power & Light
3.050%, 10/15/2027	2,300	2,379
Wisconsin Public Service
3.300%, 09/01/2049	2,405	2,448

		251,797

Total Corporate Obligations (Cost $2,569,894) ($ Thousands)		2,723,018

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.875%, 05/15/2049	19,720	22,575
2.250%, 08/15/2049	32,566	32,877
U.S. Treasury Notes
2.500%, 01/31/2021	19,765	19,945
1.750%, 11/15/2029	12,515	12,482
1.625%, 11/15/2022	18,650	18,662
1.625%, 10/31/2026	4,340	4,310
1.500%, 10/31/2021	30,415	30,342

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 09/30/2024	$5,340	$5,307
1.500%, 10/31/2024	11,530	11,458
1.375%, 10/15/2022	6,260	6,219

Total U.S. Treasury Obligations (Cost $161,884) ($ Thousands)		164,177

MUNICIPAL BONDS — 2.0%

California — 0.7%
Bay Area, Toll Authority, Build America Project, Ser S1, RB
6.793%, 04/01/2030	1,222	1,493
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,309
California State, Build America Project, GO
7.600%, 11/01/2040	560	932
7.550%, 04/01/2039	2,205	3,578
7.500%, 04/01/2034	5,125	7,798
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,070	1,499
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	178
University of California, RB
5.770%, 05/15/2043	1,505	2,058

		20,845

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,796

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,732	3,782
6.637%, 04/01/2057	2,435	3,360

		7,142

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,580	3,452

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	$100	$119
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	107

		226

Michigan — 0.1%
Michigan State, Finance Authority, RB Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (C)	4,600	4,651

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.321%, 02/15/2020 (B)	4,500	4,480
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,904

		8,384

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	220
4.458%, 10/01/2062	195	243
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,280	1,701
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	3,630	3,655
New York State, Urban Development, RB
5.770%, 03/15/2039	4,400	5,417

		11,236

Texas — 0.0%
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	530	697
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	257
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	742

		1,696

Total Municipal Bonds (Cost $57,873) ($ Thousands)		62,208

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	263

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.6%
Abu Dhabi Government International Bond
3.125%, 09/30/2049 (A)	$3,905	$3,804
Chile Government International Bond
3.500%, 01/25/2050	1,410	1,483
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,290
Province of Quebec Canada
6.350%, 01/30/2026	270	325
2.500%, 04/09/2024	8,670	8,911

Total Sovereign Debt (Cost $17,432) ($ Thousands)		17,813

ASSET-BACKED SECURITY — 0.2%

Other Asset-Backed Securities — 0.2%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	4,900	4,966

Total Asset-Backed Security (Cost $4,914) ($ Thousands)		4,966

	Shares

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	43,062,309	43,062

Total Cash Equivalent (Cost $43,062) ($ Thousands)		43,062

Total Investments in Securities — 99.7% (Cost $2,855,059) ($ Thousands)		$3,015,244

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 10-Year Treasury Notes	(92)	Mar-2020	$(13,109)	$(13,084)	$25

Percentages are based on Net Assets of $3,023,121 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $394,202 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM — Assured Guaranty Municipal

Cl — Class

DAC — Designated Activity Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,723,018	–	2,723,018
U.S. Treasury Obligations	–	164,177	–	164,177
Municipal Bonds	–	62,208	–	62,208
Sovereign Debt	–	17,813	–	17,813
Asset-Backed Security	–	4,966	–	4,966
Cash Equivalent	43,062	–	–	43,062

Total Investments in Securities	43,062	2,972,182	–	3,015,244

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts* Unrealized Appreciation	25	–	–	25

Total Other Financial Instruments	25	–	–	25

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,290	$595,493	$(594,721)	$ —	$ —	$43,062	43,062,309	$430	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	265

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Communication Services — 9.9%
Alphabet Inc, Cl A *	1.4%	22,345	$29,140
Alphabet Inc, Cl C *	1.4	22,522	29,390
AT&T Inc	1.0	545,819	20,403
Comcast Corp, Cl A	0.7	338,700	14,954
Facebook Inc, Cl A *	1.8	179,800	36,255
Netflix Inc *	0.5	32,800	10,321
Verizon Communications Inc	0.9	308,900	18,608
Walt Disney Co/The	1.0	134,577	20,399
Other Securities	1.2		24,293

			203,763

Consumer Discretionary — 9.3%
Amazon.com Inc *	2.7	31,000	55,825
Home Depot Inc/The	0.9	81,832	18,045
McDonald’s Corp	0.6	56,900	11,066
Other Securities	5.1		105,614

			190,550

Consumer Staples — 6.9%
Coca-Cola Co/The	0.7	287,400	15,347
Costco Wholesale Corp	0.5	32,900	9,864
PepsiCo Inc	0.7	104,362	14,176
Philip Morris International Inc	0.5	116,500	9,661
Procter & Gamble Co/The	1.1	186,936	22,817
Walmart Inc	0.6	106,165	12,643
Other Securities	2.8		56,838

			141,346

Energy — 4.0%
Chevron Corp	0.8	141,800	16,609
Exxon Mobil Corp	1.1	316,100	21,536
Other Securities	2.1		44,308

			82,453

Financials — 12.3%
Bank of America Corp	1.0	625,800	20,852
Berkshire Hathaway Inc, Cl B *	1.6	146,500	32,274
Citigroup Inc	0.6	168,600	12,665
JPMorgan Chase & Co	1.5	238,900	31,477
Wells Fargo & Co	0.8	299,400	16,305

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	6.8%		$140,401

			253,974

Health Care — 13.3%
Abbott Laboratories	0.5	131,639	11,249
AbbVie Inc	0.5	110,700	9,712
Amgen Inc	0.5	44,900	10,539
Bristol-Myers Squibb Co	0.5	175,600	9,999
Johnson & Johnson	1.3	197,200	27,113
Medtronic PLC	0.5	100,455	11,190
Merck & Co Inc	0.8	191,200	16,669
Pfizer Inc	0.8	412,996	15,909
Thermo Fisher Scientific Inc	0.5	30,000	9,418
UnitedHealth Group Inc	1.0	70,800	19,815
Other Securities	6.4		132,871

			274,484

Industrials — 8.8%
Boeing Co/The	0.7	39,900	14,611
Honeywell International Inc	0.5	53,900	9,624
Union Pacific Corp	0.5	52,800	9,292
Other Securities	7.1		148,050

			181,577

Information Technology — 21.7%
Accenture PLC, Cl A	0.5	47,700	9,595
Adobe Inc *	0.5	36,200	11,205
Apple Inc	4.1	317,500	84,852
Broadcom Inc	0.5	29,793	9,421
Cisco Systems Inc	0.7	317,000	14,363
Intel Corp	0.9	330,900	19,209
Mastercard Inc, Cl A	0.9	66,700	19,492
Microsoft Corp	4.2	570,700	86,393
NVIDIA Corp	0.5	45,600	9,883
Oracle Corp	0.5	164,900	9,258
PayPal Holdings Inc *	0.5	88,100	9,516
salesforce.com *	0.5	65,700	10,702
Visa Inc, Cl A	1.2	129,000	23,802
Other Securities	6.2		128,013

			445,704

Materials — 2.5%
Other Securities	2.5		51,829

Real Estate — 2.8%
Other Securities ‡	2.8		58,318

Utilities — 3.1%
Other Securities	3.1		64,444

Total Common Stock (Cost $915,280) ($ Thousands)			1,948,442

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 4.1%
SPDR S&P 500 ETF Trust (A)	4.1%	272,567	$85,670

Total Exchange Traded Fund (Cost $69,779) ($ Thousands)			85,670

RIGHTS — 0.0%
Other Securities	0.0		24

Total Rights (Cost $23) ($ Thousands)			24

Total Investments in Securities — 98.7% (Cost $985,082)($ Thousands)			$2,034,136

		Contracts

PURCHASED OPTIONS(B) — 0.0%
Total Purchased Option (Cost $1,265) ($ Thousands)		46,961	$188

PURCHASED SWAPTION(C) — 0.3%
Total Purchased Swaption (Premiums Received $6,951) ($ Thousands)		2,550,870,000	6,170

A list of the exchange traded options contracts held by the Fund at November 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%
Call Options
iShares MSCI Emerging Markets ETF	46,961	$1,997	$45.73	01/18/20	$188

A list of the open OTC swaption contracts held by the Fund at November 30, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.3%
Call Swaptions — 0.3%
CMS One Look*	Bank of America Merrill Lynch	2,550,870,000	$0.14	07/17/2021	$6,170

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	(501)	Dec-2019	$(73,678)	$(78,750)	$(5,072)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	267

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/20	USD	28,287	SAR	106,121	$12
Bank of America	01/09/20	SAR	494,765	USD	131,583	(353)
Bank of America	01/10/20	USD	317,108	JPY	33,703,488	(8,225)
Barclays PLC	01/10/20	USD	7,737	EUR	6,904	(101)
Barclays PLC	01/10/20	EUR	286,051	USD	315,957	(430)
Barclays PLC	01/10/20	JPY	973,397	USD	9,057	136
BMO Capital	01/10/20	USD	3,696	JPY	397,789	(50)
BMO Capital	01/10/20	USD	5,015	EUR	4,472	(68)
Morgan Stanley	01/10/20	EUR	7,980	USD	8,793	(33)
Morgan Stanley	01/10/20	USD	8,044	JPY	879,080	12

						$(9,100)

Percentages are based on Net Assets of $2,060,300 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2019.

(B)	Refer to table below for details on Options Contracts.

(C)	Refer to table below for details on Swaption Contracts.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

JPY — Japanese Yen

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,948,442	–	–	1,948,442
Exchange Traded Fund	85,670	–	–	85,670
Rights	24	–	–	24

Total Investments in Securities	2,034,136	–	–	2,034,136

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	188	–	–	188
Purchased Swaptions	–	6,170	–	6,170
Futures Contracts*
Unrealized Depreciation	(5,072)	–	–	(5,072)
Forwards Contracts*
Unrealized Appreciation	–	160	–	160
Unrealized Depreciation	–	(9,260)	–	(9,260)

Total Other Financial Instruments	(4,884)	(2,930)	–	(7,814)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	269

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.1%
U.S. Treasury Bills ^ (A)
2.058%, 01/30/2020	$45,500	$45,382
1.914%, 12/05/2019	19,950	19,948
1.560%, 03/26/2020	7,000	6,965
1.514%, 05/21/2020	1,000	993
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	23,776	26,372
1.250%, 07/15/2020 (G)	33,733	34,003
0.625%, 07/15/2021	106,629	107,347
0.625%, 04/15/2023 (G)	43,157	43,575
0.625%, 01/15/2024 (G)	26,619	27,037
0.375%, 07/15/2023 (G)	27,781	28,006
0.375%, 07/15/2025	39,155	39,667
0.125%, 04/15/2021	7,603	7,551
0.125%, 01/15/2022	11,435	11,367
0.125%, 04/15/2022 (G)	32,896	32,654
0.125%, 07/15/2022	97,760	97,593
0.125%, 01/15/2023	15,430	15,336
0.125%, 07/15/2024	26,055	26,041
0.125%, 07/15/2026	21,925	21,891
U.S. Treasury Notes ^
2.250%, 03/31/2020	1,100	1,102
1.826%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	2,000	2,002
1.786%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	4,000	4,001
1.705%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	3,000	2,998
1.681%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	3,000	2,999
1.611%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 05/31/2020	$1,300	$1,298
1.125%, 04/30/2020	1,700	1,696

Total U.S. Treasury Obligations (Cost $605,584) ($ Thousands)		608,823

	Shares

COMMON STOCK — 28.9%

Communication Services — 2.3%
Activision Blizzard Inc	8,080	443
Alphabet Inc, Cl A *	1,769	2,307
Alphabet Inc, Cl C *	1,705	2,225
AT&T Inc (F)	95,474	3,569
CenturyLink Inc	14,647	212
Cinemark Holdings Inc	2,300	78
Cogent Communications Holdings Inc	700	44
Electronic Arts Inc *	3,181	321
Facebook Inc, Cl A *	14,588	2,942
IAC/InterActiveCorp *	300	67
Iridium Communications Inc *	2,800	65
Liberty Media Corp-Liberty Formula One, Cl C *	3,200	144
Live Nation Entertainment Inc *	1,800	126
Madison Square Garden Co/The, Cl A *	300	85
Netflix Inc *	4,218	1,327
Shenandoah Telecommunications Co	1,300	49
Spotify Technology SA *	700	100
Sprint Corp *	8,992	53
Take-Two Interactive Software Inc *	1,100	133
Telephone & Data Systems Inc	1,478	35
T-Mobile US Inc *	3,930	309
TripAdvisor Inc	800	23
Twitter Inc *	4,698	145
Verizon Communications Inc	52,286	3,150
Viacom Inc, Cl B	4,100	99
Vonage Holdings Corp *	4,800	38
Walt Disney Co/The	17,090	2,590
World Wrestling Entertainment Inc, Cl A	400	25
Zayo Group Holdings Inc *	4,039	138
Zynga Inc, Cl A *	15,600	97

		20,939

Consumer Staples — 7.2%
Altria Group Inc (F)	62,706	3,116
Andersons Inc/The	1,800	42
Archer-Daniels-Midland Co	19,605	842
B&G Foods Inc, Cl A	2,371	39
Beyond Meat Inc *	300	25
BJ’s Wholesale Club Holdings Inc *	5,100	121
Boston Beer Co Inc/The, Cl A *	350	134
Brown-Forman Corp, Cl A	1,999	128
Brown-Forman Corp, Cl B	5,477	371
Bunge Ltd	4,744	253

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calavo Growers Inc	1,056	$94
Cal-Maine Foods Inc	550	24
Campbell Soup Co	5,902	275
Casey’s General Stores Inc	1,403	244
Central Garden & Pet Co, Cl A *	5,000	128
Church & Dwight Co Inc	8,073	567
Clorox Co/The	4,291	636
Coca-Cola Co/The (F)	124,854	6,667
Coca-Cola Consolidated Inc	200	54
Colgate-Palmolive Co	27,588	1,871
Conagra Brands Inc	17,106	494
Constellation Brands Inc, Cl A	5,276	982
Costco Wholesale Corp	14,432	4,327
Coty Inc, Cl A	13,768	159
Darling Ingredients Inc *	6,464	154
Edgewell Personal Care Co *	1,866	58
Energizer Holdings Inc	2,887	144
Estee Lauder Cos Inc/The, Cl A	7,032	1,375
Flowers Foods Inc	8,013	173
Fresh Del Monte Produce Inc	1,211	40
Freshpet Inc *	1,300	70
General Mills Inc	20,237	1,079
Hain Celestial Group Inc/The *	2,866	71
Herbalife Nutrition Ltd *	4,012	183
Hershey Co/The	4,599	681
Hormel Foods Corp	8,730	389
Hostess Brands Inc, Cl A *	3,430	46
Ingles Markets Inc, Cl A	1,647	73
Ingredion Inc	2,385	198
Inter Parfums Inc	1,000	70
J&J Snack Foods Corp	753	139
JM Smucker Co/The	4,027	423
Kellogg Co	7,917	516
Keurig Dr Pepper Inc (F)	7,095	219
Kimberly-Clark Corp	11,595	1,581
Kraft Heinz Co/The	19,944	608
Kroger Co/The	25,676	702
Lamb Weston Holdings Inc	4,909	412
Lancaster Colony Corp	650	103
Limoneira Co	2,700	53
McCormick & Co Inc/MD	3,971	672
Medifast Inc	500	44
Molson Coors Brewing Co, Cl B	5,824	294
Mondelez International Inc, Cl A	47,399	2,490
Monster Beverage Corp *	13,052	781
Nu Skin Enterprises Inc, Cl A	1,898	73
PepsiCo Inc	45,466	6,176
Performance Food Group Co *	4,505	212
Philip Morris International Inc	52,041	4,316
Pilgrim’s Pride Corp *	1,222	38
Post Holdings Inc *	2,445	258
PriceSmart Inc	1,050	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Procter & Gamble Co/The (F)	80,451	$9,820
Rite Aid Corp *	3,159	29
Sanderson Farms Inc	599	99
Seaboard Corp	7	29
Simply Good Foods Co/The *	1,900	52
Spectrum Brands Holdings Inc	1,968	123
Sprouts Farmers Market Inc *	5,301	105
Sysco Corp	15,854	1,277
Tootsie Roll Industries Inc	2,200	76
TreeHouse Foods Inc *	2,153	105
Tyson Foods Inc, Cl A (F)	9,937	893
Universal Corp/VA	978	51
US Foods Holding Corp *	8,364	333
USANA Health Sciences Inc *	500	37
Vector Group Ltd	5,319	71
Walgreens Boots Alliance Inc	26,102	1,556
Walmart Inc	46,328	5,517
WD-40 Co	373	72
Weis Markets Inc	1,400	56

		66,886

Energy — 7.1%
Antero Midstream Corp	8,900	41
Antero Resources Corp *	10,353	21
Apache Corp	20,089	448
Apergy Corp *	3,700	94
Arch Coal Inc	700	52
Archrock Inc	6,600	56
Baker Hughes Co, Cl A	34,262	768
Berry Petroleum Corp	7,200	57
Brigham Minerals Inc, Cl A	2,800	54
Cabot Oil & Gas Corp, Cl A	23,348	372
Cactus Inc, Cl A	2,200	66
California Resources Corp *	1,200	8
Callon Petroleum Co *	12,627	46
Carrizo Oil & Gas Inc *	3,100	20
Centennial Resource Development Inc/DE, Cl A *	8,179	25
Cheniere Energy Inc *	12,490	756
Chesapeake Energy Corp *	72,668	43
Chevron Corp (F)	103,394	12,111
Cimarex Energy Co	5,162	237
CNX Resources Corp *	9,838	68
Concho Resources Inc	10,657	773
ConocoPhillips	59,235	3,551
Continental Resources Inc/OK	4,506	139
Contura Energy Inc *	1,000	7
CVR Energy Inc	1,700	74
Delek US Holdings Inc	4,057	139
Denbury Resources Inc *	15,200	15
Devon Energy Corp	22,565	494
DHT Holdings Inc	9,300	68

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	271

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diamond Offshore Drilling Inc *	11,900	$67
Diamondback Energy Inc	9,206	712
DMC Global Inc	500	23
Dril-Quip Inc *	1,412	60
EOG Resources Inc	31,117	2,206
EQT Corp	14,709	128
Equitrans Midstream Corp	12,327	123
Exxon Mobil Corp (F)	225,668	15,375
GasLog Ltd	3,100	29
Golar LNG Ltd	4,823	63
Green Plains Inc	4,100	63
Gulfport Energy Corp *	7,242	17
Halliburton Co	47,874	1,005
Helix Energy Solutions Group Inc *	7,800	65
Helmerich & Payne Inc	5,239	207
Hess Corp	15,367	954
HollyFrontier Corp	8,047	415
Jagged Peak Energy Inc *	5,900	39
Kinder Morgan Inc/DE	105,450	2,068
Kosmos Energy Ltd	27,616	165
Laredo Petroleum Inc *	6,709	14
Magnolia Oil & Gas Corp *	7,100	77
Marathon Oil Corp	42,628	497
Marathon Petroleum Corp (F)	34,709	2,105
Matador Resources Co *	8,936	126
McDermott International Inc *	7,525	6
Murphy Oil Corp	9,142	210
Nabors Industries Ltd	22,949	47
National Oilwell Varco Inc	23,149	522
Newpark Resources Inc *	6,134	36
NexTier Oilfield Solutions *	12,618	60
Noble Corp plc *	12,800	14
Noble Energy Inc	27,375	568
Northern Oil and Gas Inc *	32,900	59
Oasis Petroleum Inc *	18,421	43
Occidental Petroleum Corp	48,442	1,868
Oceaneering International Inc *	4,332	58
Oil States International Inc *	2,330	37
ONEOK Inc	21,046	1,495
Par Pacific Holdings Inc *	4,700	117
Parsley Energy Inc, Cl A	14,705	220
Patterson-UTI Energy Inc	11,065	99
PBF Energy Inc, Cl A	7,571	237
PDC Energy Inc *	4,417	100
Peabody Energy Corp	3,975	38
Phillips 66	23,782	2,728
Pioneer Natural Resources Co	8,984	1,149
ProPetro Holding Corp *	4,500	39
QEP Resources Inc	13,006	43
Range Resources Corp	9,071	32
Renewable Energy Group Inc *	2,300	39
REX American Resources Corp *	700	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPC Inc	4,572	$18
Schlumberger Ltd	75,288	2,725
Scorpio Tankers Inc	2,141	74
SEACOR Holdings Inc *	1,100	47
SemGroup Corp, Cl A	3,210	49
SFL	5,800	82
SM Energy Co	5,637	47
Solaris Oilfield Infrastructure Inc, Cl A	4,900	53
Southwestern Energy Co *	31,478	57
SRC Energy Inc *	21,236	76
Talos Energy Inc *	2,400	56
Targa Resources Corp	13,254	484
Tellurian Inc *	6,800	50
Tidewater Inc *	2,600	40
Transocean Ltd * (F)	45,264	225
US Silica Holdings Inc	3,469	17
Valero Energy Corp (F)	22,236	2,123
W&T Offshore Inc *	4,000	17
Whiting Petroleum Corp *	6,958	32
Williams Cos Inc/The	65,939	1,498
World Fuel Services Corp	2,926	124
WPX Energy Inc *	23,130	228

		65,256

Health Care — 6.0%
Abbott Laboratories	20,759	1,774
AbbVie Inc	18,725	1,643
ABIOMED Inc *	526	103
Acadia Healthcare Co Inc *	1,145	37
ACADIA Pharmaceuticals Inc *	1,000	45
Acceleron Pharma Inc *	1,600	78
Agilent Technologies Inc	4,144	335
Agios Pharmaceuticals Inc *	800	31
Alexion Pharmaceuticals Inc *	3,207	365
Align Technology Inc *	1,069	296
Alkermes PLC *	2,589	54
Allergan PLC	4,277	791
Allscripts Healthcare Solutions Inc *	6,200	67
Alnylam Pharmaceuticals Inc *	1,299	152
Amedisys Inc *	500	81
AmerisourceBergen Corp, Cl A	2,038	179
Amgen Inc (F)	7,663	1,799
Amicus Therapeutics Inc *	3,207	34
AMN Healthcare Services Inc *	400	24
Anthem Inc	3,181	918
Arena Pharmaceuticals Inc *	1,300	62
Arrowhead Pharmaceuticals Inc *	2,000	146
Baxter International Inc (F)	7,059	579
Becton Dickinson and Co	3,476	899
Biogen Inc *	2,427	728
BioMarin Pharmaceutical Inc *	2,952	238
Bio-Rad Laboratories Inc, Cl A *	318	117

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Techne Corp	550	$120
Bluebird Bio Inc *	603	49
Blueprint Medicines Corp *	560	46
Boston Scientific Corp *	18,480	799
Bristol-Myers Squibb Co	29,449	1,677
Bruker Corp	1,100	56
Cambrex Corp *	1,100	66
Cantel Medical Corp	400	31
Cardinal Health Inc	4,081	225
Catalent Inc *	2,844	148
Centene Corp *	4,704	284
Cerner Corp	4,214	302
Charles River Laboratories International Inc *	847	123
Chemed Corp	220	95
Cigna Corp	4,830	966
CONMED Corp	900	102
Cooper Cos Inc/The	728	228
CVS Health Corp	16,453	1,238
Danaher Corp	8,388	1,224
DaVita Inc *	2,162	155
DENTSPLY SIRONA Inc	3,948	223
DexCom Inc *	1,100	250
Edwards Lifesciences Corp *	2,760	676
Elanco Animal Health Inc *	4,800	133
Eli Lilly & Co	10,721	1,258
Emergent BioSolutions Inc *	1,100	60
Encompass Health Corp	1,322	93
Ensign Group Inc/The	1,421	62
Exact Sciences Corp *	2,261	183
Exelixis Inc *	4,199	70
FibroGen Inc *	1,314	56
Gilead Sciences Inc (F)	17,226	1,158
Global Blood Therapeutics Inc *	800	53
Globus Medical Inc, Cl A *	800	45
Haemonetics Corp *	672	81
Halozyme Therapeutics Inc *	3,832	74
HCA Healthcare Inc	3,257	452
HealthEquity Inc *	600	38
Henry Schein Inc *	2,403	166
Hill-Rom Holdings Inc	1,449	155
HMS Holdings Corp *	1,600	48
Hologic Inc *	3,720	191
Horizon Therapeutics Plc *	1,672	55
Humana Inc *	1,780	607
ICU Medical Inc *	326	61
IDEXX Laboratories Inc *	1,250	314
Illumina Inc *	1,921	616
Immunomedics Inc *	2,256	42
Incyte Corp *	2,845	268
Insmed Inc *	1,800	42
Insulet Corp *	622	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	672	$41
Intuitive Surgical Inc *	1,539	912
Ionis Pharmaceuticals Inc *	2,124	136
Iovance Biotherapeutics Inc *	3,800	87
IQVIA Holdings Inc *	2,382	348
Jazz Pharmaceuticals PLC *	931	141
Johnson & Johnson (F)	32,194	4,426
Laboratory Corp of America Holdings *	1,610	277
LHC Group Inc *	400	53
Ligand Pharmaceuticals Inc *	222	25
LivaNova PLC *	543	46
Magellan Health Inc *	700	54
Masimo Corp *	908	141
McKesson Corp	2,763	400
Medicines Co/The *	1,600	135
MEDNAX Inc *	1,219	32
Medtronic PLC	16,830	1,875
Merck & Co Inc	32,001	2,790
Mettler-Toledo International Inc *	371	267
Mirati Therapeutics Inc *	700	71
Moderna Inc *	4,100	83
Molina Healthcare Inc *	762	103
Mylan NV *	7,295	137
MyoKardia Inc *	1,000	65
Myriad Genetics Inc *	2,300	59
National HealthCare Corp	1,000	85
Nektar Therapeutics, Cl A *	2,316	47
Neogen Corp *	597	40
Neurocrine Biosciences Inc *	1,213	141
Novocure Ltd *	1,100	101
NuVasive Inc *	1,300	94
Omnicell Inc *	650	52
Patterson Cos Inc	2,478	48
Pennant Group Inc/The *	710	17
Penumbra Inc *	350	62
PerkinElmer Inc	1,948	181
Perrigo Co PLC	2,329	119
Pfizer Inc	70,110	2,701
Portola Pharmaceuticals Inc, Cl A *	2,100	60
PRA Health Sciences Inc *	902	98
PTC Therapeutics Inc *	1,300	61
QIAGEN NV *	4,706	201
Quest Diagnostics Inc	2,041	217
Reata Pharmaceuticals Inc, Cl A *	300	59
Regeneron Pharmaceuticals Inc *	1,053	389
Repligen Corp *	512	45
ResMed Inc	2,138	320
Sage Therapeutics Inc *	803	124
Sarepta Therapeutics Inc *	1,011	114
Seattle Genetics Inc *	1,848	222
Spark Therapeutics Inc *	700	78
STERIS PLC	1,300	197

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	273

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stryker Corp	4,413	$904
Supernus Pharmaceuticals Inc *	1,600	37
Syneos Health Inc, Cl A *	1,227	67
Tandem Diabetes Care Inc *	400	28
Teladoc Health Inc *	1,100	92
Teleflex Inc	675	239
Tenet Healthcare Corp *	1,900	61
Thermo Fisher Scientific Inc	5,050	1,585
Ultragenyx Pharmaceutical Inc *	524	21
United Therapeutics Corp *	878	81
UnitedHealth Group Inc	11,901	3,331
Universal Health Services Inc, Cl B	1,002	140
US Physical Therapy Inc	300	35
Varian Medical Systems Inc *	1,298	174
Veeva Systems Inc, Cl A *	1,479	221
Vertex Pharmaceuticals Inc *	3,324	737
Waters Corp *	976	217
WellCare Health Plans Inc *	578	186
West Pharmaceutical Services Inc	1,049	154
Wright Medical Group NV *	1,423	42
Zimmer Biomet Holdings Inc	2,703	393
Zoetis Inc, Cl A	6,103	736

		55,213

Information Technology — 2.1%
Accenture PLC, Cl A	3,170	638
Adobe Inc *	2,349	727
Akamai Technologies Inc *	663	58
Alliance Data Systems Corp	280	30
Amdocs Ltd	947	66
ANSYS Inc *	699	178
Aspen Technology Inc *	424	53
Atlassian Corp PLC, Cl A *	800	102
Autodesk Inc *	1,298	235
Automatic Data Processing Inc	2,562	438
Black Knight Inc *	1,000	63
Booz Allen Hamilton Holding Corp, Cl A	700	51
Broadridge Financial Solutions Inc	700	87
Cadence Design Systems Inc *	2,218	156
Cass Information Systems Inc	1,200	68
CDK Global Inc	1,035	55
Cerence Inc *	437	7
Citrix Systems Inc	900	102
Cognizant Technology Solutions Corp, Cl A	2,747	176
Conduent Inc *	3,252	22
DXC Technology Co	1,298	48
EPAM Systems Inc *	450	95
Euronet Worldwide Inc *	273	43
Fair Isaac Corp *	200	74
Fidelity National Information Services Inc	3,164	437
Fiserv Inc *	2,675	311
FleetCor Technologies Inc *	548	168

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortinet Inc *	750	$79
Gartner Inc *	500	80
Global Payments Inc	1,591	288
GoDaddy Inc, Cl A *	505	33
Guidewire Software Inc *	500	61
International Business Machines Corp (F)	4,394	591
Intuit Inc	1,406	364
Jack Henry & Associates Inc	549	83
Leidos Holdings Inc	1,300	118
Mastercard Inc, Cl A	4,542	1,327
Microsoft Corp	36,949	5,593
NortonLifeLock Inc	3,494	87
Nuance Communications Inc *	3,500	63
Nutanix Inc, Cl A *	1,100	41
Okta Inc, Cl A *	400	52
Oracle Corp	10,875	610
Palo Alto Networks Inc *	694	158
Paychex Inc	2,025	174
Paycom Software Inc *	400	111
PayPal Holdings Inc *	6,096	658
PTC Inc *	600	46
RingCentral Inc, Cl A *	700	121
Sabre Corp	2,600	58
salesforce.com Inc *	4,135	674
ServiceNow Inc *	887	251
Splunk Inc *	895	134
Square Inc, Cl A *	1,923	133
SS&C Technologies Holdings Inc	1,340	80
Synopsys Inc *	1,057	149
Teradata Corp *	1,100	29
Trade Desk Inc/The, Cl A *	210	55
Twilio Inc, Cl A *	800	83
Tyler Technologies Inc *	171	50
VeriSign Inc *	309	59
Visa Inc, Cl A	8,723	1,609
VMware Inc, Cl A	480	75
Western Union Co/The	4,688	126
WEX Inc *	200	40
Workday Inc, Cl A *	849	152
Zendesk Inc *	700	55

		19,038

Real Estate — 2.8%
Acadia Realty Trust ‡	2,673	72
Agree Realty Corp ‡	900	67
Alexander & Baldwin Inc ‡	2,532	55
Alexandria Real Estate Equities Inc ‡	2,118	344
American Assets Trust Inc ‡	1,665	79
American Campus Communities Inc ‡	3,330	160
American Homes 4 Rent, Cl A ‡	6,506	174
American Tower Corp, Cl A ‡	8,708	1,864
Americold Realty Trust ‡	2,300	87

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	2,947	$158
Apple Hospitality Inc ‡	4,086	66
AvalonBay Communities Inc ‡	2,463	528
Boston Properties Inc ‡	2,716	376
Brandywine Realty Trust ‡	6,179	95
Brixmor Property Group Inc ‡	6,981	153
Brookfield Property REIT Inc, Cl A ‡	3,100	59
Camden Property Trust ‡	2,107	235
CareTrust Inc ‡	2,400	50
CBRE Group Inc, Cl A *	7,289	416
Chatham Lodging Trust ‡	3,500	64
Colony Capital Inc ‡	14,834	72
Columbia Property Trust Inc ‡	1,772	37
CoreCivic Inc ‡	3,873	59
CoreSite Realty Corp ‡	1,014	115
Corporate Office Properties Trust ‡	3,060	89
Cousins Properties Inc ‡	3,955	160
Crown Castle International Corp ‡	8,303	1,110
CubeSmart ‡	4,919	152
CyrusOne Inc ‡	2,364	147
DiamondRock Hospitality Co ‡	6,558	68
Digital Realty Trust Inc ‡	4,408	533
Douglas Emmett Inc ‡	3,731	164
Duke Realty Corp ‡	7,769	273
Easterly Government Properties Inc ‡	3,625	84
EastGroup Properties Inc ‡	1,124	153
Empire State Realty Trust Inc, Cl A ‡	4,809	67
EPR Properties ‡	1,447	103
Equinix Inc ‡	1,676	950
Equity Commonwealth ‡	1,781	59
Equity LifeStyle Properties Inc ‡	4,260	316
Equity Residential ‡	6,983	594
Essex Property Trust Inc ‡	1,154	360
Extra Space Storage Inc ‡	2,585	274
Federal Realty Investment Trust ‡	1,421	188
First Industrial Realty Trust Inc ‡	3,570	152
Four Corners Property Trust Inc ‡	2,300	65
Gaming and Leisure Properties Inc ‡	4,164	176
GEO Group Inc/The ‡	3,953	55
Getty Realty Corp ‡	2,700	91
Gladstone Commercial Corp ‡	3,262	74
Healthcare Realty Trust Inc ‡	3,696	123
Healthcare Trust of America Inc, Cl A ‡	5,249	159
Healthpeak Properties Inc ‡	10,328	360
Highwoods Properties Inc ‡	2,749	134
Host Hotels & Resorts Inc ‡	13,906	243
Howard Hughes Corp/The *	1,391	154
Hudson Pacific Properties Inc ‡	3,618	130
Investors Real Estate Trust ‡	636	49
Invitation Homes Inc ‡	7,286	222
Iron Mountain Inc ‡	6,780	218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JBG SMITH Properties ‡	1,950	$78
Jones Lang LaSalle Inc	1,195	199
Kennedy-Wilson Holdings Inc	2,615	59
Kilroy Realty Corp ‡	1,914	159
Kimco Realty Corp ‡	9,343	202
Lamar Advertising Co, Cl A ‡	1,916	160
Lexington Realty Trust, Cl B ‡	4,319	48
Liberty Property Trust ‡	4,187	258
Life Storage Inc ‡	883	97
LTC Properties Inc ‡	1,521	71
Macerich Co/The ‡	3,418	92
Mack-Cali Realty Corp ‡	2,976	64
Medical Properties Trust Inc ‡	8,542	177
Mid-America Apartment Communities Inc ‡	2,426	330
Monmouth Real Estate Investment Corp, Cl A ‡	2,527	39
National Health Investors Inc ‡	1,159	94
National Retail Properties Inc ‡	3,795	212
National Storage Affiliates Trust ‡	1,900	64
Office Properties Income Trust ‡	2,046	68
Omega Healthcare Investors Inc ‡	4,426	186
Outfront Media Inc ‡	4,125	103
Paramount Group Inc ‡	6,793	92
Park Hotels & Resorts Inc ‡	5,731	136
Pebblebrook Hotel Trust ‡	2,847	75
Pennsylvania Real Estate Investment Trust ‡	5,739	33
Physicians Realty Trust ‡	6,113	117
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	85
PotlatchDeltic Corp ‡	1,759	76
Preferred Apartment Communities Inc, Cl A ‡	3,676	51
Prologis Inc ‡	12,663	1,159
PS Business Parks Inc ‡	498	88
Public Storage ‡	2,830	596
QTS Realty Trust Inc, Cl A ‡	1,698	90
Rayonier Inc ‡	3,919	120
Realty Income Corp ‡	5,912	453
Redfin Corp *	2,869	55
Regency Centers Corp ‡	3,765	245
Retail Opportunity Investments Corp ‡	5,411	99
Retail Properties of America Inc, Cl A ‡	7,610	108
Rexford Industrial Realty Inc ‡	1,272	61
RLJ Lodging Trust ‡	4,589	78
Ryman Hospitality Properties Inc ‡	1,028	92
Sabra Health Care REIT Inc ‡	5,075	113
Saul Centers Inc ‡	866	46
SBA Communications Corp, Cl A ‡	2,406	569
Senior Housing Properties Trust ‡	6,456	47
Service Properties Trust ‡	3,848	90
Simon Property Group Inc ‡	5,743	868
SITE Centers Corp ‡	4,565	66
SL Green Realty Corp ‡	1,274	109
Spirit Realty Capital Inc ‡	2,678	140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	275

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STAG Industrial Inc ‡	1,722	$53
STORE Capital Corp ‡	4,545	185
Summit Hotel Properties Inc ‡	5,600	68
Sun Communities Inc ‡	1,948	321
Sunstone Hotel Investors Inc ‡	6,094	85
Tanger Factory Outlet Centers Inc ‡	2,522	38
Taubman Centers Inc ‡	1,765	57
Terreno Realty Corp ‡	1,122	65
UDR Inc ‡	6,666	320
Uniti Group Inc ‡	4,338	29
Urban Edge Properties ‡	2,952	61
Ventas Inc ‡	7,694	449
VEREIT Inc ‡	22,753	222
VICI Properties Inc ‡	8,600	213
Vornado Realty Trust ‡	2,384	154
Washington Real Estate Investment Trust ‡	2,522	78
Weingarten Realty Investors ‡	3,199	102
Welltower Inc ‡	7,932	671
Weyerhaeuser Co ‡	14,962	442
WP Carey Inc ‡	3,621	302
Xenia Hotels & Resorts Inc ‡	2,072	44

		26,310

Utilities — 1.4%
AES Corp/VA	8,958	169
ALLETE Inc	650	52
Alliant Energy Corp	3,142	167
Ameren Corp	3,087	229
American Electric Power Co Inc	6,296	575
American States Water Co	600	51
American Water Works Co Inc	2,269	275
Aqua America Inc	3,197	142
Atmos Energy Corp	1,563	167
Avista Corp	700	33
Black Hills Corp	1,400	107
California Water Service Group	1,400	72
CenterPoint Energy Inc	6,202	152
Clearway Energy Inc, Cl C	3,481	69
CMS Energy Corp	3,476	213
Consolidated Edison Inc	4,056	352
Dominion Energy Inc	9,451	785
DTE Energy Co	2,138	267
Duke Energy Corp	8,856	781
Edison International	4,287	296
El Paso Electric Co	600	41
Entergy Corp	2,299	268
Evergy Inc	3,714	235
Eversource Energy	4,110	340
Exelon Corp	11,179	496
FirstEnergy Corp	7,234	345
Hawaiian Electric Industries Inc	1,450	63
MDU Resources Group Inc	3,955	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGE Energy Inc	800	$62
National Fuel Gas Co	1,463	66
New Jersey Resources Corp	2,028	86
NextEra Energy Inc	5,937	1,388
NiSource Inc	5,354	142
Northwest Natural Holding Co	600	41
NorthWestern Corp	599	43
NRG Energy Inc	4,295	171
OGE Energy Corp	3,610	152
ONE Gas Inc	1,206	107
Ormat Technologies Inc	900	69
Pattern Energy Group Inc, Cl A	1,558	43
PG&E Corp *	8,375	63
Pinnacle West Capital Corp	1,226	107
PNM Resources Inc	2,248	109
Portland General Electric Co	2,124	118
PPL Corp	7,890	269
Public Service Enterprise Group Inc	6,152	365
Sempra Energy	3,581	527
South Jersey Industries Inc	2,600	81
Southern Co/The	13,036	808
Southwest Gas Holdings Inc	1,024	78
Spire Inc	506	39
UGI Corp	2,653	116
Unitil Corp	1,400	85
Vistra Energy Corp	5,945	158
WEC Energy Group Inc	4,313	382
Xcel Energy Inc	6,708	413

		12,945

Total Common Stock (Cost $225,980) ($ Thousands)		266,587

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 10.2%

Communication Services — 0.9%
AT&T
4.125%, 02/17/2026	487	526
3.400%, 05/15/2025	2,468	2,577
CBS
3.500%, 01/15/2025	625	650
CCO Holdings LLC
5.000%, 02/01/2028 (B)	599	631
4.000%, 03/01/2023 (B)	596	607
Cox Communications
2.950%, 06/30/2023 (B)	173	176
CSC Holdings LLC
6.750%, 11/15/2021	125	134
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	320	325

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
4.862%, 08/21/2046		$465	$582
Vodafone Group
3.750%, 01/16/2024		1,694	1,786

			7,994

Consumer Discretionary — 0.3%
Expedia Group
3.800%, 02/15/2028		756	782
General Motors Financial
5.100%, 01/17/2024		936	1,012
International Game Technology
6.250%, 02/15/2022 (B)		380	401
Panther BF Aggregator 2
4.375%, 05/15/2026 (B)	EUR	161	185
Starbucks
4.500%, 11/15/2048		$336	390
Time Warner Cable LLC
4.500%, 09/15/2042		245	245
4.125%, 02/15/2021		65	66

			3,081

Consumer Staples — 0.6%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)		570	583
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		830	1,101
BAT Capital
3.215%, 09/06/2026		971	972
BRF
3.950%, 05/22/2023		260	262
BRF GmbH
4.350%, 09/29/2026		200	200
Kraft Heinz Foods
3.950%, 07/15/2025		67	70
3.750%, 04/01/2030 (B)		757	775
Minerva Luxembourg
6.500%, 09/20/2026 (B)		518	546
Spectrum Brands
5.750%, 07/15/2025		685	717
Tyson Foods Inc
4.000%, 03/01/2026		235	254
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)		500	22

			5,502

Energy — 1.2%
Baker Hughes a GE LLC
4.080%, 12/15/2047		194	198
3.337%, 12/15/2027		569	589
Cenovus Energy
3.000%, 08/15/2022		36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Operating
5.200%, 02/01/2022	$465	$487
4.650%, 06/01/2021	85	87
4.500%, 04/15/2024	278	294
Energy Transfer Partners
4.500%, 11/01/2023	72	76
Eni
4.250%, 05/09/2029 (B)	950	1,041
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	859
Hess
4.300%, 04/01/2027	653	687
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Marathon Petroleum
5.125%, 03/01/2021	47	49
Noble Energy
3.900%, 11/15/2024	463	485
Occidental Petroleum
3.200%, 08/15/2026	130	131
2.900%, 08/15/2024	830	834
ONEOK
4.000%, 07/13/2027	717	756
Pertamina Persero MTN
6.450%, 05/30/2044	475	603
Petroleos Mexicanos
6.840%, 01/23/2030 (B)	198	208
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	403
Plains All American Pipeline
3.600%, 11/01/2024	660	674
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	486	532
Sunoco
4.875%, 01/15/2023	586	599
Transocean Poseidon
6.875%, 02/01/2027 (B)	313	319
Western Midstream Operating
4.750%, 08/15/2028	189	183
4.500%, 03/01/2028	280	269
Williams
3.900%, 01/15/2025	176	183

		10,632

Financials — 4.6%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	200	217
AIB Group MTN
4.750%, 10/12/2023 (B)	325	347
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (B)	635	671

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	277

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alfa
5.250%, 03/25/2024 (B)	$814	$873
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 09/15/2168	364	366
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (B)	400	428
Banco Santander
5.179%, 11/19/2025	400	443
3.500%, 04/11/2022	600	616
Bank of America MTN
3.950%, 04/21/2025	2,163	2,299
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,225	1,250
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)	475	478
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/15/2167 (B)	106	127
3.684%, 01/10/2023	755	772
BB&T MTN
2.625%, 06/29/2020	407	408
BBVA USA
2.875%, 06/29/2022	780	792
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
4.375%, 05/12/2026 (B)	700	752
BPCE MTN
2.750%, 01/11/2023 (B)	405	411
Capital One Financial
3.300%, 10/30/2024	1,080	1,119
CIT Group
5.250%, 03/07/2025	487	536
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 07/30/2168	232	246
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 02/15/2168	320	328
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2168	374	376
3.875%, 03/26/2025	1,128	1,191
Commonwealth Bank of Australia
4.500%, 12/09/2025 (B)	402	435
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	462
Credit Agricole MTN
2.750%, 06/10/2020 (B)	400	401
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168	749	816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, 02/21/2099 (B)	$300	$321
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	375	417
3.800%, 06/09/2023	810	846
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (B)	577	582
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	450	472
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2168	259	261
3.750%, 05/22/2025	1,890	1,998
Goldman Sachs Group MTN
3.514%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	683
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)	155	196
HSBC Bank USA
4.875%, 08/24/2020	460	469
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	260	280
4.250%, 03/14/2024	1,054	1,116
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%, 04/16/2168	725	770
3.550%, 04/09/2024	1,000	1,043
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	332	345
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/2168	687	716
JPMorgan Chase MTN
2.295%, 08/15/2021	375	376
Lincoln National
4.200%, 03/15/2022	110	115
Lloyds Banking Group
4.582%, 12/10/2025	807	866
Manufacturers & Traders Trust
2.625%, 01/25/2021	801	807
MetLife
5.700%, 06/15/2035	65	88
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 07/15/2168	160	163
Morgan Stanley MTN
5.000%, 11/24/2025	250	281
4.350%, 09/08/2026	742	812

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
4.000%, 09/14/2026 (B)	$510	$529
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	333
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	321	555
Navient
6.625%, 07/26/2021	560	594
Navient MTN
7.250%, 01/25/2022	15	16
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 09/30/2168	560	604
4.424%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	500	490
Santander Holdings USA
4.400%, 07/13/2027	990	1,063
Santander UK
5.000%, 11/07/2023 (B)	1,000	1,073
SBA Tower Trust
3.156%, 10/08/2020 (B)	753	754
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049	385	413
3.446%, VAR ICE LIBOR USD 3 Month+1.510%, 07/30/2168 (B)	400	343
Synchrony Financial
4.500%, 07/23/2025	931	998
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)	1,666	1,806
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 04/15/2168	408	441
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	271
Wells Fargo MTN
3.750%, 01/24/2024	778	822

		42,488

Health Care — 0.7%
AbbVie
4.875%, 11/14/2048	259	296
2.950%, 11/21/2026 (B)	621	627
AmerisourceBergen
4.300%, 12/15/2047	600	623
Baxalta
3.600%, 06/23/2022	222	228
Centene
4.625%, 12/15/2029 (B)	182	191
4.250%, 12/15/2027 (B)	159	164

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna
4.375%, 10/15/2028		$384	$426
4.125%, 11/15/2025		288	311
3.750%, 07/15/2023		228	238
Gilead Sciences
2.550%, 09/01/2020		1,159	1,164
Mylan
3.950%, 06/15/2026		478	497
Takeda Pharmaceutical
4.400%, 11/26/2023 (B)		861	925
Zimmer Biomet Holdings
2.700%, 04/01/2020		480	481

			6,171

Industrials — 0.4%
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	645
General Electric
0.875%, 05/17/2025	EUR	910	1,004
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$261	299
4.350%, 04/05/2036 (B)		228	241
Odebrecht Finance
7.125%, 06/26/2042 (B)(C)		371	32
5.250%, 06/27/2029 (B)(C)		369	30
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)		431	458
TransDigm
6.250%, 03/15/2026 (B)		448	481
United Technologies
3.950%, 08/16/2025		570	620

			3,810

Information Technology — 0.5%
Broadcom
4.250%, 04/15/2026 (B)		421	441
3.875%, 01/15/2027		413	422
3.625%, 01/15/2024		155	159
3.625%, 10/15/2024 (B)		380	391
CommScope Finance LLC
6.000%, 03/01/2026 (B)		335	351
5.500%, 03/01/2024 (B)		243	252
Dell International LLC
6.020%, 06/15/2026 (B)		313	357
5.450%, 06/15/2023 (B)		128	139
Global Payments
4.000%, 06/01/2023		419	440
KLA-Tencor
4.650%, 11/01/2024		691	759
Lam Research
2.800%, 06/15/2021		437	443

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	279

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
4.750%, 01/01/2025	$168	$177
Western Digital Corp
4.750%, 02/15/2026	662	682

		5,013

Materials — 0.7%
Alpek
4.250%, 09/18/2029 (B)	375	374
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (B)	1,215	1,172
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (B)	404	399
DowDuPont
4.493%, 11/15/2025	710	781
4.205%, 11/15/2023	710	759
GUSAP III
4.250%, 01/21/2030 (B)	750	740
Inversiones CMPC
4.375%, 05/15/2023	237	244
4.375%, 04/04/2027	711	739
Suzano Austria GmbH
6.000%, 01/15/2029	713	790

		5,998

Real Estate — 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023	13	14
Welltower
4.000%, 06/01/2025	414	445

		459

Utilities — 0.3%
Enel Chile
4.875%, 06/12/2028	689	758
Exelon Generation LLC
2.950%, 01/15/2020	626	626
Israel Electric
5.000%, 11/12/2024 (B)	581	639
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	245	304
Terraform Global Operating LLC
6.125%, 03/01/2026 (B)	192	200

		2,527

Total Corporate Obligations (Cost $90,094) ($ Thousands)		93,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 7.8%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.435%, VAR ICE LIBOR USD 1 Month+6.200%, 10/15/2042	$1,564	$345
FHLMC CMO, Ser 2016-4585, Cl DS, IO
4.235%, VAR ICE LIBOR USD 1 Month+6.000%, 05/15/2046	1,263	275
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.385%, VAR ICE LIBOR USD 1 Month+6.150%, 06/15/2047	2,068	420
FHLMC CMO, Ser 2017-4719, Cl JS, IO
4.385%, VAR ICE LIBOR USD 1 Month+6.150%, 09/15/2047	2,207	361
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.435%, VAR ICE LIBOR USD 1 Month+6.200%, 11/15/2047	2,308	437
FNMA CMO, Ser 2011-131, Cl ST, IO
4.832%, VAR ICE LIBOR USD 1 Month+6.540%, 12/25/2041	982	206
FNMA CMO, Ser 2014-17, Cl SA, IO
4.342%, VAR ICE LIBOR USD 1 Month+6.050%, 04/25/2044	2,680	524
FNMA CMO, Ser 2014-78, Cl SE, IO
4.392%, VAR ICE LIBOR USD 1 Month+6.100%, 12/25/2044	1,838	345
FNMA CMO, Ser 2014-92, Cl SX, IO
4.392%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/2045	2,176	438
FNMA CMO, Ser 2016-77, Cl DS, IO
4.292%, VAR ICE LIBOR USD 1 Month+6.000%, 10/25/2046	1,825	338
FNMA CMO, Ser 2017-62, Cl AS, IO
4.442%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2047	2,144	370
FNMA CMO, Ser 2017-81, Cl SA, IO
4.377%, VAR ICE LIBOR USD 1 Month+6.200%, 10/25/2047	2,148	434
GNMA CMO, Ser 2017-122, Cl SA, IO
4.476%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2047	1,603	321

		4,814

Non-Agency Mortgage-Backed Obligations — 7.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	62	58
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	294	239
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	216	177

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	$151	$134
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
2.814%, VAR ICE LIBOR USD 1 Month+0.900%, 04/15/2035 (B)	758	756
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+1.000%, 05/15/2035 (B)	1,000	998
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.765%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	1,535	1,533
Bellemeade Re, Ser 2018-2A, Cl M1B
3.058%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (B)	285	286
Bellemeade Re, Ser 2018-3A, Cl M1B
3.558%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	570	570
Bellemeade Re, Ser 2019-2A, Cl M1C
3.708%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (B)	516	515
Bellemeade Re, Ser 2019-3A, Cl M1C
3.658%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (B)	366	366
Bellemeade Re, Ser 2019-3A, Cl M1B
3.308%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	507	507
Bellemeade Re, Ser 2019-4A, Cl M1B
3.708%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2029 (B)	730	730
BFLD, Ser 2019-DPLO, Cl D
3.605%, VAR ICE LIBOR USD 1 Month+1.840%, 10/15/2034 (B)	364	363
BHMS, Ser 2018-ATLS, Cl A
3.015%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2035 (B)	762	762
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
2.734%, VAR ICE LIBOR USD 1 Month+0.820%, 06/15/2035 (B)	750	746
BX Trust, Ser 2018-EXCL, Cl A
2.853%, VAR ICE LIBOR USD 1 Month+1.088%, 09/15/2037 (B)	862	861
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	625	654
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	285	296
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	99	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	$147	$114
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	75	58
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.422%, 04/10/2046 (B)(D)	250	259
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	810
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	390	421
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	950	1,017
CLNY Trust, Ser 2019-IKPR, Cl D
3.894%, VAR ICE LIBOR USD 1 Month+2.124%, 11/15/2038 (B)	750	746
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.264%, 07/10/2046 (B)(D)	690	702
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	920	976
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	625	623
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	524
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	732
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.108%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (B)	549	553
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.008%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (B)	375	378
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
3.858%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (B)	179	180
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
3.808%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (B)	537	539
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
3.708%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (B)	372	374

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	281

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
3.808%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2039 (B)	$558	$561
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.808%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (B)	975	980
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	444
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	401	427
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,070	1,149
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
2.876%, VAR ICE LIBOR USD 1 Month+1.030%, 11/19/2035 (B)	798	799
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.898%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	191	101
Eagle RE, Ser 2018-1, Cl M1
3.408%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (B)	188	188
FHLMC STACR Remic Trust, Ser 2019-HQA4, Cl M1
2.535%, VAR ICE LIBOR USD 1 Month+0.770%, 11/25/2049 (B)	730	730
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
3.758%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (B)	86	86
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
3.658%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (B)	725	726
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
3.858%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (B)	403	403
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
3.558%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (B)	490	490
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.708%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	591	630
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.458%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	419	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M3
5.608%, VAR ICE LIBOR USD 1 Month+3.900%, 12/25/2027	$685	$711
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.308%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	106	107
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
4.358%, VAR ICE LIBOR USD 1 Month+2.650%, 03/25/2028	65	65
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.358%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	862	925
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.958%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	250	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.208%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	705	725
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	59	45
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.708%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	316	332
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.608%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	363	399
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.708%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	106	113
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
6.258%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	195	202
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.008%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	729	777
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.708%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	376	397

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.708%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	$217	$224
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.708%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	382	404
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.708%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	442	480
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.258%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	435	464
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.408%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	146	162
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.458%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	549	608
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.658%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	359	390
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.708%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	477	520
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.608%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	939	1,013
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.158%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	848	893
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.058%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	512	538
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
4.708%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	450	468
Great Wolf Trust, Ser 2017-WOLF, Cl A
2.615%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	1,157	1,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	$216	$216
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B)(D)	1,485	1,513
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (B)	93	92
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.157%, 01/10/2047 (B)(D)	431	361
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (D)	1,400	1,550
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
2.915%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (B)	860	860
GS Mortgage Securities Trust, Ser BOCA, Cl A
3.114%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (B)	1,039	1,039
Home Re, Ser 2018-1, Cl M1
3.308%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (B)	316	316
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	55	49
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	955	1,016
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.004%, 09/15/2047 (D)	17,325	573
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	521
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	845	907
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.220%, 09/15/2050 (D)	6,896	415
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045 (B)	1,200	1,229
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	957
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
6.471%, 09/15/2039 (D)	150	87

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	283

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (B)	$642	$638
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	1,012
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	339
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
3.715%, VAR ICE LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	114	114
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	807
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
3.674%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (B)	603	603
Oaktown Re III, Ser 2019-1A, Cl M1B
3.658%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (B)	366	365
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
3.805%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (B)	309	308
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
4.555%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (B)	527	530
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.164%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (B)	246	246
Radnor RE, Ser 2019-1, Cl M1B
3.658%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (B)	333	333
Radnor RE, Ser 2019-2, Cl M1B
3.458%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	530	530
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
2.985%, VAR ICE LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,079	1,077
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (D)	1,070	1,144
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,000	1,130

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	$855	$941
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (D)	1,500	1,669
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	197
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.624%, 09/15/2048 (D)	527	544
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.566%, 12/15/2059 (D)	370	389
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.457%, 11/15/2049 (D)	620	662
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/2051 (D)	750	827
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.073%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)	338	376
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.323%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)	109	117

		66,773

Total Mortgage-Backed Securities (Cost $69,914) ($ Thousands)		71,587

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
FFCB
2.610%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022 ^	$4,700	$4,692
2.450%, VAR Fed Res Daily Prime-2.800%, 11/23/2021 ^	4,000	4,010
2.450%, VAR Fed Res Daily Prime-2.800%, 03/14/2022 ^	2,500	2,505
2.440%, VAR Fed Res Daily Prime-2.810%, 05/20/2022 ^	2,800	2,807
2.240%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022 ^	2,000	1,994
2.100%, 06/24/2021 ^	1,500	1,502
2.050%, 11/25/2025 ^	2,800	2,798
1.946%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022 ^	1,200	1,199
1.864%, VAR ICE LIBOR USD 1 Month+0.130%, 11/05/2021 ^	3,500	3,502
1.850%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022 ^	2,500	2,499
1.835%, VAR ICE LIBOR USD 1 Month+0.090%, 11/18/2021 ^	2,400	2,399
FHLB
2.250%, 08/05/2022 ^	3,400	3,403
2.000%, 08/21/2024 ^	1,500	1,487
FHLB DN
1.564%, 01/23/2020 ^(A)	1,000	998
FHLMC
2.010%, 08/28/2024 ^	1,000	1,000
2.000%, 08/19/2021 ^	2,700	2,701
FHLMC MTN
2.050%, 08/26/2022 ^	1,000	1,001
1.690%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022 ^	8,000	7,968

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
2.625%, VAR United States Secured Overnight Financing Rate+0.075%, 10/30/2020 ^		$4,500	$4,499
2.450%, VAR United States Secured Overnight Financing Rate+0.040%, 01/29/2021 ^		2,600	2,598
1.950%, 10/28/2022 ^		1,300	1,300
1.650%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020 ^		1,000	1,000

Total U.S. Government Agency Obligations (Cost $57,898) ($ Thousands)			57,862

SOVEREIGN DEBT — 2.0%

Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		251	260
Japan Treasury Discount Bills
-0.175%, 12/02/2019 (A)(E)	JPY	935,000	8,538
-0.234%, 01/20/2020 (A)(E)		165,000	1,507
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		416,684	3,920
Malaysia Government Bond
3.882%, 03/10/2022	MYR	5,183	1,264
South Africa Government Bond
8.000%, 01/31/2030	ZAR	45,963	2,886

Total Sovereign Debt (Cost $18,498) ($ Thousands)			18,375

ASSET-BACKED SECURITIES — 2.0%

Automotive — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		$438	443
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)		1,000	1,044
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (B)		1,100	1,167
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)		280	291
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (B)		1,000	1,005

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	285

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	$365	$389
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	375	383
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	57	57
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (B)	705	717
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
2.335%, VAR ICE LIBOR USD 1 Month+0.570%, 01/15/2022	741	741
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	580	581
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	425	426
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (B)	390	391
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	760	765
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	1,220	1,253
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (B)	955	983
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (B)	600	621
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl E
5.690%, 10/16/2023 (B)	495	497

		11,754

Credit Cards — 0.3%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,435	1,452
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	733
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	832

		3,017

Other Asset-Backed Securities — 0.4%
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (B)	188	189
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	130	130
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (B)	305	305
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	233	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (B)	$389	$391
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (B)	46	46
SoFi Consumer Loan Program LLC, Ser 2016- 3, Cl A
3.050%, 12/26/2025 (B)	95	95
SoFi Consumer Loan Program LLC, Ser 2017- 2, Cl A
3.280%, 02/25/2026 (B)	118	119
SoFi Consumer Loan Program LLC, Ser 2017- 5, Cl A2
2.780%, 09/25/2026 (B)	579	581
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (B)	862	865
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (B)	495	502

		3,458

Total Asset-Backed Securities (Cost $17,905) ($ Thousands)		18,229

	Number of Rights

RIGHTS — 0.0%
Celgene Corp * ‡‡	8,919	19

Total Rights (Cost $19) ($ Thousands)		19

Total Investments in Securities — 123.3% (Cost $1,085,892) ($ Thousands)		$1,135,157

	Shares

COMMON STOCK SOLD SHORT— (13.1)%

Communication Services — (0.7)%
Altice USA Inc, Cl A *	(3,000)	(77)
AMC Networks Inc, Cl A *	(900)	(35)
Cable One Inc	(100)	(153)
CBS Corp, Cl B	(4,100)	(166)
Charter Communications Inc, Cl A *	(2,000)	(940)
Comcast Corp, Cl A	(56,400)	(2,490)
Discovery Inc, Cl A *	(2,200)	(72)
Discovery Inc, Cl C *	(4,900)	(150)
DISH Network Corp, Cl A *	(3,200)	(109)
Fox Corp	(7,401)	(263)
Interpublic Group of Cos Inc/The	(5,400)	(121)
John Wiley & Sons Inc, Cl A	(1,100)	(52)

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Liberty Broadband Corp, Cl C *	(1,500)	$(179)
Liberty Latin America Ltd, Cl C *	(2,600)	(47)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,300)	(63)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,000)	(97)
New York Times Co/The, Cl A	(2,100)	(68)
News Corp	(4,200)	(55)
News Corp, Cl A	(4,700)	(60)
Nexstar Media Group Inc, Cl A	(700)	(75)
Omnicom Group Inc	(3,400)	(270)
Roku Inc, Cl A *	(3,751)	(602)
Scholastic Corp	(1,500)	(56)
Sinclair Broadcast Group Inc, Cl A	(900)	(31)
Sirius XM Holdings Inc	(19,600)	(137)
TEGNA Inc	(2,800)	(43)

		(6,411)

Consumer Discretionary — (8.6)%
Aaron’s Inc	(1,200)	(70)
Acushnet Holdings Corp	(2,200)	(66)
Adient PLC	(8,829)	(193)
Adtalem Global Education Inc *	(1,453)	(49)
Advance Auto Parts Inc	(871)	(137)
Amazon.com Inc *	(3,696)	(6,656)
American Axle & Manufacturing Holdings Inc*	(10,843)	(107)
American Eagle Outfitters Inc	(1,500)	(22)
American Outdoor Brands Corp *	(4,200)	(37)
Aptiv PLC	(23,603)	(2,216)
Aramark	(7,858)	(343)
AutoZone Inc *	(291)	(343)
Bed Bath & Beyond Inc	(2,673)	(39)
Best Buy Co Inc	(3,057)	(247)
BJ’s Restaurants Inc	(900)	(37)
Bloomin’ Brands Inc	(3,620)	(87)
Booking Holdings Inc *	(512)	(975)
BorgWarner Inc	(18,989)	(799)
Boyd Gaming Corp	(2,119)	(62)
Bright Horizons Family Solutions Inc *	(1,921)	(289)
Brinker International Inc	(823)	(37)
Brunswick Corp/DE	(4,247)	(250)
Burlington Stores Inc *	(816)	(184)
Caesars Entertainment Corp *	(13,857)	(181)
Callaway Golf Co	(3,267)	(68)
Capri Holdings Ltd *	(5,910)	(220)
CarMax Inc *	(1,807)	(176)
Carnival Corp, Cl A	(12,389)	(559)
Carter’s Inc	(1,966)	(203)
Carvana Co, Cl A *	(100)	(10)
Cavco Industries Inc *	(500)	(100)
Cheesecake Factory Inc/The	(1,766)	(77)
Chegg Inc *	(3,700)	(143)
Chipotle Mexican Grill Inc, Cl A *	(660)	(537)
Choice Hotels International Inc	(1,402)	(136)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Churchill Downs Inc	(954)	$(124)
Columbia Sportswear Co	(1,748)	(162)
Cooper Tire & Rubber Co	(4,992)	(144)
Cooper-Standard Holdings Inc *	(1,749)	(50)
Core-Mark Holding Co Inc	(1,400)	(38)
Cracker Barrel Old Country Store Inc	(794)	(122)
Crocs Inc *	(2,000)	(70)
Dana Inc	(11,639)	(197)
Darden Restaurants Inc	(3,784)	(448)
Dave & Buster’s Entertainment Inc	(1,463)	(59)
Deckers Outdoor Corp *	(1,508)	(254)
Dick’s Sporting Goods Inc	(1,500)	(69)
Dine Brands Global Inc	(800)	(66)
Dollar General Corp	(3,035)	(478)
Dollar Tree Inc *	(2,673)	(244)
Domino’s Pizza Inc	(1,179)	(347)
Dorman Products Inc *	(2,748)	(204)
DR Horton Inc	(16,623)	(920)
Dunkin’ Brands Group Inc	(2,482)	(190)
eBay Inc	(9,750)	(346)
Eldorado Resorts Inc *	(2,107)	(113)
Etsy Inc *	(1,300)	(56)
Expedia Group Inc	(2,009)	(204)
Five Below Inc *	(600)	(74)
Foot Locker Inc	(1,320)	(53)
Ford Motor Co	(374,099)	(3,389)
Fossil Group Inc *	(1,771)	(13)
Fox Factory Holding Corp *	(3,678)	(243)
frontdoor Inc *	(2,000)	(91)
Gap Inc/The	(3,496)	(58)
Garmin Ltd	(6,929)	(677)
General Motors Co	(119,849)	(4,315)
Gentex Corp	(24,196)	(687)
Gentherm Inc *	(3,254)	(136)
Genuine Parts Co	(2,142)	(224)
G-III Apparel Group Ltd *	(2,227)	(66)
Goodyear Tire & Rubber Co/The	(20,098)	(321)
GoPro Inc, Cl A *	(8,151)	(33)
Graham Holdings Co, Cl B	(212)	(134)
Grand Canyon Education Inc *	(1,355)	(115)
Grubhub Inc *	(1,068)	(46)
H&R Block Inc	(5,803)	(141)
Hanesbrands Inc	(15,559)	(234)
Harley-Davidson Inc	(14,843)	(540)
Hasbro Inc	(5,399)	(549)
Helen of Troy Ltd *	(1,388)	(224)
Hilton Grand Vacations Inc *	(4,000)	(139)
Hilton Worldwide Holdings Inc	(7,878)	(827)
Home Depot Inc/The	(12,689)	(2,798)
Hyatt Hotels Corp, Cl A	(1,506)	(122)
Installed Building Products Inc *	(722)	(52)
International Game Technology PLC	(22)	—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	287

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
iRobot Corp *	(1,653)	$(72)
Jack in the Box Inc	(587)	(47)
K12 Inc *	(1,700)	(33)
KB Home	(3,523)	(122)
Kohl’s Corp	(1,861)	(88)
Kontoor Brands Inc	(2,313)	(83)
L Brands Inc	(2,933)	(56)
Las Vegas Sands Corp	(10,297)	(646)
Laureate Education Inc, Cl A *	(4,000)	(69)
La-Z-Boy Inc, Cl Z	(1,909)	(60)
LCI Industries	(2,513)	(268)
Lear Corp	(5,861)	(705)
Leggett & Platt Inc	(6,612)	(346)
Lennar Corp, Cl A	(13,735)	(819)
Lennar Corp, Cl B	(601)	(28)
LGI Homes Inc *	(828)	(60)
Lithia Motors Inc, Cl A	(500)	(80)
LKQ Corp *	(3,552)	(125)
Lowe’s Cos Inc	(9,149)	(1,073)
Lululemon Athletica Inc *	(5,831)	(1,316)
M/I Homes Inc *	(800)	(35)
Macy’s Inc	(3,807)	(58)
Malibu Boats Inc, Cl A *	(1,000)	(40)
Marriott International Inc/MD, Cl A	(8,456)	(1,187)
Marriott Vacations Worldwide Corp	(1,289)	(158)
Mattel Inc *	(14,087)	(165)
McDonald’s Corp	(21,959)	(4,271)
MDC Holdings Inc	(1,987)	(79)
Meritage Homes Corp *	(1,597)	(106)
MGM Resorts International	(16,048)	(513)
Modine Manufacturing Co *	(4,672)	(35)
Mohawk Industries Inc *	(3,077)	(429)
Monro Inc	(600)	(44)
Movado Group Inc	(1,300)	(25)
Murphy USA Inc *	(800)	(94)
Nathan’s Famous Inc	(100)	(7)
Newell Brands Inc	(17,439)	(335)
NIKE Inc, Cl B	(58,414)	(5,461)
Nordstrom Inc	(1,346)	(51)
Norwegian Cruise Line Holdings Ltd *	(6,653)	(357)
NVR Inc *	(168)	(637)
Ollie’s Bargain Outlet Holdings Inc *	(800)	(52)
O’Reilly Automotive Inc *	(999)	(442)
Oxford Industries Inc	(1,124)	(84)
Papa John’s International Inc	(1,000)	(63)
Penn National Gaming Inc *	(3,076)	(71)
Planet Fitness Inc, Cl A *	(2,663)	(197)
Polaris Inc	(2,814)	(275)
Pool Corp	(350)	(72)
PulteGroup Inc	(12,648)	(502)
PVH Corp	(3,306)	(321)
Qurate Retail Inc *	(4,910)	(46)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Ralph Lauren Corp, Cl A	(2,460)	$(264)
Red Rock Resorts Inc, Cl A	(1,887)	(44)
Ross Stores Inc	(4,298)	(499)
Royal Caribbean Cruises Ltd	(5,375)	(645)
Scientific Games Corp, Cl A *	(1,622)	(44)
SeaWorld Entertainment Inc *	(1,700)	(50)
Service Corp International/US	(5,933)	(261)
ServiceMaster Global Holdings Inc *	(4,484)	(176)
Shake Shack Inc, Cl A *	(900)	(56)
Six Flags Entertainment Corp	(2,448)	(106)
Skechers U.S.A. Inc, Cl A *	(6,167)	(248)
Skyline Champion Corp *	(2,200)	(73)
Standard Motor Products Inc	(1,605)	(81)
Starbucks Corp	(33,954)	(2,901)
Steven Madden Ltd	(4,461)	(189)
Stoneridge Inc *	(1,722)	(52)
Strategic Education Inc	(689)	(98)
Sturm Ruger & Co Inc	(800)	(36)
Tapestry Inc	(12,718)	(342)
Target Corp	(5,685)	(711)
Taylor Morrison Home Corp, Cl A *	(4,367)	(101)
Tempur Sealy International Inc *	(2,689)	(228)
Tenneco Inc, Cl A	(4,756)	(59)
Tesla Inc *	(13,228)	(4,364)
Texas Roadhouse Inc, Cl A	(1,872)	(108)
Thor Industries Inc	(4,933)	(315)
Tiffany & Co	(1,209)	(162)
TJX Cos Inc/The	(14,250)	(871)
Toll Brothers Inc	(6,758)	(271)
TopBuild Corp *	(1,630)	(180)
Tractor Supply Co	(1,571)	(148)
TRI Pointe Group Inc *	(8,241)	(128)
Tupperware Brands Corp	(2,948)	(25)
Ulta Beauty Inc *	(733)	(171)
Under Armour Inc, Cl A *	(9,754)	(184)
Under Armour Inc, Cl C *	(9,914)	(172)
Universal Electronics Inc *	(200)	(11)
Urban Outfitters Inc *	(1,300)	(33)
Vail Resorts Inc	(1,348)	(327)
VF Corp	(14,691)	(1,301)
Vista Outdoor Inc *	(3,900)	(32)
Visteon Corp *	(2,629)	(246)
Wayfair Inc, Cl A *	(724)	(62)
Wendy’s Co/The	(7,172)	(154)
Whirlpool Corp	(3,008)	(430)
William Lyon Homes, Cl A *	(100)	(2)
Williams-Sonoma Inc	(971)	(67)
Wingstop Inc	(1,200)	(96)
Winnebago Industries Inc	(2,597)	(123)
Wolverine World Wide Inc	(3,826)	(123)
Wyndham Destinations Inc	(6,015)	(292)
Wyndham Hotels & Resorts Inc	(3,705)	(215)

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Wynn Resorts Ltd	(2,791)	$(337)
YETI Holdings Inc *	(500)	(16)
Yum China Holdings Inc	(10,796)	(481)
Yum! Brands Inc	(8,707)	(877)

		(78,757)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(6,854)	(268)
Amphenol Corp, Cl A	(3,099)	(322)
Analog Devices Inc	(3,015)	(341)
Apple Inc	(26,955)	(7,204)
Applied Materials Inc	(7,473)	(433)
Arista Networks Inc *	(656)	(128)
Arrow Electronics Inc *	(1,498)	(119)
Avnet Inc	(1,173)	(48)
Broadcom Inc	(2,964)	(937)
CDW Corp/DE	(1,902)	(257)
Ciena Corp *	(900)	(34)
Cisco Systems Inc	(33,317)	(1,510)
Cognex Corp	(1,800)	(90)
Coherent Inc *	(100)	(15)
CommScope Holding Co Inc *	(2,119)	(29)
Corning Inc	(6,711)	(195)
Cree Inc *	(450)	(20)
Cypress Semiconductor Corp	(2,400)	(56)
Dell Technologies Inc, Cl C *	(2,044)	(99)
Dolby Laboratories Inc, Cl A	(1,116)	(77)
Entegris Inc	(600)	(28)
ePlus Inc *	(700)	(58)
F5 Networks Inc *	(603)	(88)
First Solar Inc *	(1,011)	(56)
FLIR Systems Inc	(1,019)	(55)
Hewlett Packard Enterprise Co	(13,264)	(210)
HP Inc	(14,711)	(295)
II-VI Inc *	(532)	(16)
Intel Corp	(33,923)	(1,969)
IPG Photonics Corp *	(131)	(19)
Jabil Inc	(1,578)	(61)
Juniper Networks Inc	(4,266)	(107)
Keysight Technologies Inc *	(1,747)	(187)
KLA Corp	(1,298)	(213)
Lam Research Corp	(1,070)	(285)
Littelfuse Inc	(200)	(36)
Marvell Technology Group Ltd	(4,164)	(110)
Maxim Integrated Products Inc	(2,454)	(139)
Microchip Technology Inc	(2,053)	(194)
Micron Technology Inc *	(7,979)	(379)
MKS Instruments Inc	(424)	(45)
Monolithic Power Systems Inc	(478)	(77)
Motorola Solutions Inc	(1,529)	(256)
National Instruments Corp	(1,000)	(42)
NCR Corp *	(1,023)	(34)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
NetApp Inc	(2,860)	$(173)
NETGEAR Inc *	(1,016)	(26)
NVIDIA Corp	(4,252)	(922)
ON Semiconductor Corp *	(2,477)	(53)
Pure Storage Inc, Cl A *	(1,900)	(31)
Qorvo Inc *	(894)	(93)
QUALCOMM Inc	(9,075)	(758)
ScanSource Inc *	(1,900)	(67)
Semtech Corp *	(300)	(15)
Silicon Laboratories Inc *	(500)	(53)
Skyworks Solutions Inc	(1,205)	(118)
SYNNEX Corp	(1,000)	(123)
Tech Data Corp *	(611)	(89)
Teradyne Inc	(866)	(54)
Texas Instruments Inc	(8,382)	(1,008)
Trimble Inc *	(2,026)	(82)
Universal Display Corp	(378)	(73)
ViaSat Inc *	(903)	(66)
Western Digital Corp	(3,183)	(160)
Xerox Holdings Corp	(3,101)	(121)
Xilinx Inc	(2,204)	(204)
Zebra Technologies Corp, Cl A *	(650)	(163)

		(21,593)

Materials — (1.5)%
Air Products & Chemicals Inc	(3,539)	(836)
Albemarle Corp	(1,760)	(115)
Alcoa Corp *	(3,360)	(68)
Allegheny Technologies Inc *	(1,250)	(29)
AptarGroup Inc	(1,110)	(124)
Ashland Global Holdings Inc	(1,149)	(82)
Avery Dennison Corp	(1,732)	(226)
Axalta Coating Systems Ltd *	(2,573)	(73)
Balchem Corp	(700)	(70)
Ball Corp	(5,072)	(335)
Berry Global Group Inc *	(1,898)	(89)
Carpenter Technology Corp	(1,200)	(63)
Celanese Corp, Cl A	(2,071)	(260)
CF Industries Holdings Inc	(3,297)	(152)
Chemours Co/The	(2,701)	(43)
Commercial Metals Co	(3,000)	(64)
Corteva Inc	(10,132)	(264)
Crown Holdings Inc *	(2,637)	(200)
Domtar Corp	(1,200)	(45)
Dow Inc	(12,165)	(649)
DuPont de Nemours Inc	(12,032)	(780)
Eagle Materials Inc	(858)	(79)
Eastman Chemical Co	(1,970)	(154)
Ecolab Inc	(4,780)	(892)
Element Solutions Inc *	(4,300)	(50)
FMC Corp	(2,067)	(203)
Freeport-McMoRan Inc, Cl B	(21,575)	(246)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	289

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Graphic Packaging Holding Co	(5,548)	$(90)
Huntsman Corp	(3,581)	(81)
Ingevity Corp *	(524)	(47)
International Flavors & Fragrances Inc	(2,049)	(289)
International Paper Co	(7,581)	(351)
Linde PLC	(8,966)	(1,849)
Louisiana-Pacific Corp	(1,174)	(35)
LyondellBasell Industries NV, Cl A	(4,181)	(387)
Martin Marietta Materials Inc	(956)	(257)
Mosaic Co/The	(4,861)	(93)
NewMarket Corp	(200)	(99)
Newmont Goldcorp Corp	(13,433)	(516)
Nucor Corp	(5,067)	(286)
Olin Corp	(2,068)	(36)
Packaging Corp of America	(1,498)	(168)
PolyOne Corp	(1,600)	(50)
PPG Industries Inc	(4,088)	(527)
Quaker Chemical Corp	(300)	(45)
Reliance Steel & Aluminum Co	(1,302)	(154)
Royal Gold Inc	(1,140)	(134)
RPM International Inc	(2,564)	(189)
Scotts Miracle-Gro Co/The, Cl A	(400)	(40)
Sealed Air Corp	(2,148)	(81)
Sensient Technologies Corp	(1,100)	(70)
Sherwin-Williams Co/The	(1,280)	(746)
Silgan Holdings Inc	(2,500)	(77)
Sonoco Products Co	(2,300)	(139)
Southern Copper Corp	(2,179)	(83)
Steel Dynamics Inc	(3,546)	(120)
United States Steel Corp	(2,300)	(30)
Valvoline Inc	(3,659)	(83)
Vulcan Materials Co	(2,428)	(344)
Westlake Chemical Corp	(425)	(29)
Westrock Co	(3,794)	(153)
WR Grace & Co	(577)	(39)

		(13,908)

Total Common Stock Sold Short (Proceeds $107,753) ($ Thousands)		(120,669)

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
DISH Network Corp, Expires 12/13/2019 *	(173)	–

Total Rights (Cost $—) ($ Thousands)		–

Total Investments Sold Short — (13.1)% (Proceeds $107,753) ($ Thousands)		$(120,669)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS*^ — 0.0%

Total Purchased Options (H) (Cost $432) ($ Thousands)	445	$164

WRITTEN OPTIONS*^ — 0.0%

Total Written Options (H) (Premiums Received $187) ($ Thousands)	(373)	$(180)

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

A list of the open centrally cleared options contracts held by the Fund at November 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS *^— 0.0%

Put Options
January 2020, Sugar No.11 Future	60	$3	$12.50	12/21/19	$3
December 2019, Zinc LME	13	746	2,400.00	12/21/19	34

		749			37

Call Options
January 2020, Crude Oil Future	14	773	57.00	12/21/19	12
March 2020, Copper	17	1,131	290.00	02/22/20	9
March 2020, Copper	37	2,462	300.00	02/22/20	11
February 2020, Lean Hogs Future	23	627	80.00	02/22/20	12
February 2020, Lean Hogs Future	23	627	90.00	02/22/20	6
March 2020, Natural Gas Future	85	1,868	3.00	02/22/20	46
January 2020, Nickel LME Future	44	3,603	17,000.00	01/18/20	7
January 2020, Soy Bean Future	55	2,411	920.00	12/21/19	5
March 2020, Sugar No.11 Future	60	870	13.50	02/22/20	17
January 2020, Zinc LME	14	800	2,500.00	01/18/20	2

		15,172			127

Total Purchased Options		$15,921			$164

WRITTEN OPTIONS *^ — 0.0%

Put Options
January 2020, Crude Oil Future	(15)	$(827)	57.00	12/21/19	$(40)
March 2020, Copper	(37)	(2,462)	240.00	02/22/20	(10)
February 2020, Lean Hogs Future	(23)	(627)	56.00	02/22/20	(12)
February 2020, Lean Hogs Future	(23)	(627)	60.00	02/22/20	(20)
January 2020, Nickel LME Future	(9)	(737)	13,000.00	01/18/20	(8)
March 2020, Sugar No.11 Future	(60)	(870)	12.00	02/22/20	(7)
January 2020, Zinc LME	(14)	(800)	2,200.00	01/18/20	(9)

		(6,950)			(106)

Call Options
December 2019, Live Cattle Future	(18)	(1,540)	112.00	12/21/19	(66)
March 2020, Natural Gas Future	(106)	(2,330)	6.00	02/22/20	(6)
January 2020, Soy Bean Future	(55)	(2,411)	950.00	12/21/19	(2)
December 2019, Zinc LME	(13)	(746)	2,600.00	12/21/19	–

		(7,027)			(74)

Total Written Options		$(13,977)			$(180)

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Brent Crude ^	180	Feb-2020	$10,933	$10,773	$(160)
Brent Crude ^	(46)	Nov-2020	(2,586)	(2,619)	(33)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	291

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Brent Crude ^	46	May-2020	$2,628	$2,695	$67
Coffee C ^	145	Mar-2020	6,174	6,473	299
Copper ^	114	Mar-2020	7,640	7,585	(55)
Corn ^	(6)	Mar-2020	(114)	(114)	–
Corn ^	328	Mar-2020	6,337	6,253	(84)
Cotton No. 2 ^	(51)	Mar-2020	(1,677)	(1,667)	10
Cotton No. 2 ^	29	Mar-2020	961	948	(13)
Feeder Cattle ^	(29)	Jan-2020	(2,061)	(2,063)	(2)
Feeder Cattle ^	6	Jan-2020	390	427	37
Gasoline ^	45	Jan-2020	2,913	3,007	94
Gold ^	12	Feb-2020	1,775	1,767	(8)
Gold ^	70	Feb-2020	10,273	10,309	36
ICE White Sugar ^	49	Feb-2020	836	845	9
Japanese 10-Year Government Bond E-MINI	(29)	Dec-2019	(4,185)	(4,056)	45
KC HRW Wheat ^	(82)	Mar-2020	(1,824)	(1,833)	(9)
KC HRW Wheat ^	38	Mar-2020	825	849	24
Lean Hogs ^	56	Feb-2020	1,659	1,527	(132)
Lean Hogs ^	(116)	Feb-2020	(3,371)	(3,163)	208
Live Cattle ^	129	Mar-2020	6,450	6,512	62
LME Lead ^	(34)	Mar-2020	(1,741)	(1,646)	95
LME Nickel ^	2	Mar-2020	194	164	(30)
LME Nickel ^	(3)	Jan-2020	(296)	(246)	50
LME Nickel ^	31	Jan-2020	3,095	2,539	(556)
LME Primary Aluminum ^	(27)	Jan-2020	(1,165)	(1,190)	(25)
LME Primary Aluminum ^	62	Jan-2020	2,696	2,733	37
LME Zinc ^	59	Mar-2020	3,629	3,345	(284)
LME Zinc ^	10	Jan-2020	593	571	(22)
LME Zinc ^	26	Jun-2020	1,594	1,464	(130)
Low Sulphur Gasoil ^	37	Jan-2020	2,108	2,115	7
Low Sulphur Gasoil ^	(42)	Jan-2020	(2,404)	(2,401)	3
MSCI EAFE Index	(138)	Dec-2019	(13,170)	(13,643)	(473)
Natural Gas ^	16	Feb-2020	417	352	(65)
Natural Gas ^	371	Dec-2019	9,831	8,463	(1,368)
NY Harbor ULSD ^	(14)	Jan-2020	(1,126)	(1,105)	21
NY Harbor ULSD ^	10	Jan-2020	812	789	(23)
NYMEX Cocoa ^	79	Mar-2020	2,112	2,029	(83)
Palladium ^	4	Mar-2020	680	724	44
Platinum ^	54	Feb-2020	2,573	2,431	(142)
S&P 500 Index E-MINI	(177)	Dec-2019	(26,563)	(27,822)	(1,259)
Silver ^	50	Mar-2020	4,336	4,277	(59)
Silver ^	41	Mar-2020	3,484	3,507	23
Soybean ^	(34)	Nov-2020	(1,644)	(1,576)	68
Soybean ^	(21)	Jan-2020	(965)	(921)	44
Soybean ^	129	Jan-2020	5,976	5,655	(321)
Soybean Meal ^	6	Mar-2020	184	178	(6)
Soybean Meal ^	91	Jan-2020	2,777	2,667	(110)
Soybean Oil ^	281	Jan-2020	5,079	5,156	77
Sugar No. 11 ^	(82)	May-2020	(1,138)	(1,188)	(50)
Sugar No. 11 ^	126	May-2020	1,797	1,826	29
U.S. 2-Year Treasury Notes	(185)	Apr-2020	(39,884)	(39,883)	1
U.S. 5-Year Treasury Notes	(290)	Apr-2020	(34,512)	(34,501)	11
U.S. 10-Year Treasury Notes	(356)	Mar-2020	(46,120)	(46,052)	68
U.S. Ultra Long Treasury Bond	(5)	Mar-2020	(937)	(939)	(2)
Ultra 10-Year U.S. Treasury Notes	25	Mar-2020	3,561	3,555	(6)
Wheat ^	72	Mar-2020	1,883	1,950	67
WTI Crude Oil ^	127	Dec-2019	7,267	7,007	(260)
WTI Crude Oil ^	83	Dec-2019	4,469	4,579	110

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
WTI Crude Oil ^	2	Dec-2019	$106	$110	$4

			$(56,436)	$(60,472)	$(4,120)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/17/20	USD	726	RUB	46,603	$(6)
Barclays PLC	01/17/20	NZD	2,684	USD	1,714	(9)
Barclays PLC	02/13/20	MYR	2,744	USD	654	(2)
Brown Brothers Harriman	01/10/20	USD	425	GBP	330	2
Brown Brothers Harriman	01/16/20	USD	5	EUR	4	—
Brown Brothers Harriman	01/30/20	JPY	466,022	USD	4,316	40
Citigroup	12/03/19	USD	710	BRL	2,830	(41)
Citigroup	01/09/20	USD	1,232	PLN	4,844	6
Citigroup	01/30/20	JPY	1,070,000	USD	9,901	85
Credit Suisse	12/03/19	BRL	2,830	USD	672	3
Credit Suisse	01/03/20	USD	671	BRL	2,830	(2)
Morgan Stanley	01/23/20	ZAR	42,011	USD	2,818	(28)
Morgan Stanley	02/13/20	MYR	2,629	USD	626	(3)
RBS	01/16/20	EUR	2,046	USD	2,256	(9)

						$36

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2019, is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.HA.HY.32 Index	Buy	1.00%	Quarterly	06/20/2024	7,310	$(181)	$(122)	$(59)

						$(181)	$(122)	$(59)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	8,250	$(81)	$–	$(81)
3-MONTH USD - LIBOR	2.51%	Quarterly	04/18/2021	USD	1,930	(22)	–	(22)
2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	7,210	(65)	–	(65)
3-Month CAD - CDOR	1.6225%	Semi-Annually	08/27/2021	CAD	38,750	(154)	–	(154)
3-Month SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	(400)	–	(400)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(42)	–	(42)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(67)	–	(67)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(80)	–	(80)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	72	–	72
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(3)	–	(3)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(4)	–	(4)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(203)	–	(203)
2.3545	3-MONTH USD - LIBOR	Semi-Annually	07/12/2027	USD	720	(41)	–	(41)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(233)	–	(233)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	293

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	$29	$ –	$29
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(149)	–	(149)

						$(1,443)	$ –	$(1,443)

A list of the open OTC swap agreements held by the Fund at November 30, 2019 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.NA.A.6 Index	Sell	5.00%	Monthly	05/11/2063	$(276)	$(35)	$(43)	$8
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	(1,125)	13	(25)	38
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	2,287	(27)	28	(55)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	63	(1)	1	(2)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	3,003	(36)	31	(67)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	901	(11)	9	(20)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	836	(10)	11	(21)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	196	(2)	2	(4)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	22	—	—	—
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	763	(9)	10	(19)
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(143)	(18)	(23)	5
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(16)	(2)	(3)	1
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(25)	(3)	(4)	1
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(1,266)	(160)	(204)	44
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(33)	(42)	9
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(56)	(42)	(14)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(10)	(11)	1
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(2)	(2)	—
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(11)	(21)	10
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(35)	(42)	7
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(14)	(14)	—
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(49)	(53)	4
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(9)	(14)	5
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(61)	(133)	72
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(1)	(2)	1
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(14)	(30)	16
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(10)	(22)	12
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(10)	(23)	13
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(15)	(36)	21
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(10)	(25)	15
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(12)	(30)	18
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(2)	(5)	3
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(3)	(6)	3
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(18)	(39)	21
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(10)	(14)	4
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(47)	(60)	13
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(18)	(31)	13
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(6)	(11)	5
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(118)	(7)	(12)	5
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(7)	(12)	5

294	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(552)	$ (35)	$(36)	$1
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(60)	(143)	83
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(40)	(74)	34
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(12)	(20)	8
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(14)	(34)	20
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(16)	(42)	26
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(1)	(3)	2
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(150)	(9)	(18)	9
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(500)	(31)	(60)	29
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(53)	(3)	(7)	4
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(360)	(22)	(46)	24
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(224)	(13)	(28)	15
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(257)	(15)	(33)	18
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(1,018)	(64)	(114)	50
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(761)	(48)	(82)	34
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(967)	(60)	(104)	44
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(44)	(78)	34
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	—	—	—
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(44)	(80)	36
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(509)	(32)	(58)	26
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(355)	(22)	(41)	19
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(7)	(14)	7
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(16)	(33)	17
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(33)	(66)	33
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(5)	(12)	7
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(12)	(23)	11
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(282)	(16)	(30)	14
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(2)	(3)	1
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	5	18	(13)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	4	18	(14)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	4	18	(14)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	23	88	(65)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	18	74	(56)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	18	77	(59)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	9	41	(32)
Citigroup	CMBX-BB-513984 Index	Sell	5.00%	Monthly	05/11/2063	(138)	(17)	(21)	4

							$(1,392)	$(1,924)	$532

Total Return Swaps ^
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Bloomberg Commodity Index 2 Month Total Return	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(983)	$(16)	$–	$(16)
Macquarie Bank Limited	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(12,665)	(243)	–	(243)
Macquarie Bank Limited	Macquarie Commodity Product 25 1E	0.32%	INDEX RETURN	Monthly	12/04/2019	USD	(2,019)	4	–	4
Merrill Lynch	Bloomberg Commodity Index 2 Month Total Return	US T-BILL HIGH DISCOUNT RATE + 8 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(1,604)	(27)	–	(27)
Merrill Lynch	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(12,063)	(232)	–	(232)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	295

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Multi-Asset Real Return Fund (Concluded)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch	BOFA Merrill Lynch Commodity MLBXCS3E Excess	3-Month U.S. Treasury rate plus 19 BPS	INDEX RETURN	Monthly	12/04/2019	USD	(3,426)	$13	$–	$13
Societe Generale	Bloomberg Commodity Index 2 Month Total Return	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(1,748)	(29)	–	(29)
Societe Generale	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/20/2019	USD	(7,384)	(142)	–	(142)
Societe Generale	Societe Generale Commodity Custom Alpha 061	0.35%	INDEX RETURN	Monthly	12/04/2019	USD	(3,823)	(107)	–	(107)

								$(779)	$–	$(779)

As of November 30, 2019, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(9,08))	Chase Securities	3.36%	Open Ended	$(9,081)
(32,632)	Chase Securities	1.93%	Open Ended	(32,633)
(20,137)	Chase Securities	1.85%	Open Ended	(20,137)
(21,650)	Chase Securities	1.67%	Open Ended	(21,650)
(37,253)	HSBC	2.31%	Open Ended	(37,253)
(19,336)	HSBC	2.23%	Open Ended	(19,336)
(29,618)	HSBC	2.21%	Open Ended	(29,618)
(58,583)	HSBC	2.17%	Open Ended	(58,583)

				$(228,291)

Percentages are based on Net Assets of $920,503 ($ Thousands).

*	Non-income producing security.

^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2019.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $72,117 ($ Thousands), representing 7.8% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(F)	Security, or a portion thereof, has been pledged as collateral for open short positions.

(G)	Security, or a portion thereof, has been pledged as collateral for reverse repurchase agreements.

(H)	Refer to table below for details on Options Contracts.

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

HRW — Hard Red Winter

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR— Stockholm Interbank Offered Rate

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

296	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	608,823	–	608,823
Common Stock	266,587	–	–	266,587
Corporate Obligations	–	93,675	–	93,675
Mortgage-Backed Securities	–	71,587	–	71,587
U.S. Government Agency Obligations	–	57,862	–	57,862
Sovereign Debt	–	18,375	–	18,375
Asset-Backed Securities	–	18,229	–	18,229
Rights	19	–	–	19

Total Investments in Securities	266,606	868,551	–	1,135,157

Securities Sold Short
Common Stock	(120,669)	–	–	(120,669)
Rights	–	–	–	–

Total Securities Sold Short	(120,669)	–	–	(120,669)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	164	—	—	164
Written Options	(180)	—	—	(180)
Futures Contracts *
Unrealized Appreciation	1,650	—	—	1,650
Unrealized Depreciation	(5,770)	—	—	(5,770)
Forwards Contracts *
Unrealized Appreciation	—	136	—	136
Unrealized Depreciation	—	(100)	—	(100)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(59)	—	(59)
Interest Rate Swaps *
Unrealized Appreciation	—	101	—	101
Unrealized Depreciation	—	(1,544)	—	(1,544)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	987	—	987
Unrealized Depreciation	—	(455)	—	(455)
Total Return Swaps *
Unrealized Depreciation	—	17	—	17
Unrealized Depreciation	—	(796)	—	(796)
Reverse Repurchase
Agreements	—	(228,291)	—	(228,291)

Total Other Financial Instruments	(4,136)	(230,004)	—	(234,140)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	297

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2019 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$1,035,300*	$1,758,759*
Affiliated investments, at value ††	25,588	56,391
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	133	410
Receivable for fund shares sold	78	66
Receivable for investment securities sold	3,687	7,595
Dividends and interest receivable	2,227	3,760
Foreign tax reclaim receivable	16	73
Prepaid expenses	12	52
Total Assets	1,067,041	1,827,106
Liabilities:
Payable upon return on securities loaned	13,514	27,233
Payable for investment securities purchased	4,566	5,923
Payable for fund shares redeemed	1,035	1,230
Payable to custodian	12	42
Payable for variation margin	1	–
Foreign currency payable to custodian, at value †††	–	–
Investment advisory fees payable	140	246
Trustees fees payable	5	13
CCO fees payable	3	5
Accrued expense payable	11	53
Total Liabilities	19,287	34,745
Net Assets	$1,047,754	$1,792,361
† Cost of investments	$804,123	$1,425,937
†† Cost of affiliated investments	25,587	56,394
††† Cost of foreign currency	–	–
* Includes market value of securities on loan	14,481	25,983
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$723,695	$1,271,117
Total distributable earnings	324,059	521,244
Net Assets	$1,047,754	$1,792,361
Net Asset Value, Offering and Redemption Price Per Share — Class A	$16.62	$11.72
	($1,047,753,569 ÷ 63,036,298 shares)	($1,792,360,739 ÷ 152,932,337 shares)
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$1,649,908*	$4,739,911*	$1,172,973*	$248,790*	$335,372*	$1,144,105*	$801,252
46,708	128,952	143,271	25,000	58,586	197,569	–
–	–	152	100	–	–	2,653
1,043	4,561	463	–	63	284	166
–	583	262	26	13	44	13
–	–	5,907	485	404	989	8,058
2,860	9,079	955	236	321	1,541	1,481
12	64	2	–	1	4	3
–	44	11	7	4	33	9
1,700,531	4,883,194	1,323,996	274,644	394,764	1,344,569	813,635

24,102	27,478	135,961	18,797	42,521	141,598	–
–	11,041	–	555	1,900	1,832	–
1,965	5,162	1,179	425	19	1,667	5
108	134	–	–	76	79	–
–	330	115	–	1	1	–
–	–	2	–	–	–	–
13	39	29	89	120	381	–
7	19	5	1	1	5	4
4	10	2	1	1	3	2
259	348	142	7	1	30	45
26,458	44,561	137,435	19,875	44,640	145,596	56
$1,674,073	$4,838,633	$1,186,561	$254,769	$350,124	$1,198,973	$813,579
$589,361	$3,046,878	$918,312	$217,665	$304,186	$985,188	$692,102
46,390	128,957	142,505	25,000	58,585	197,570	–
–	–	(2)	–	–	–	–
23,691	26,710	135,936	18,562	41,632	144,345	–

$358,476	$3,138,290	$907,869	$210,877	$319,945	$995,008	$712,845
1,315,597	1,700,343	278,692	43,892	30,179	203,965	100,734
$1,674,073	$4,838,633	$1,186,561	$254,769	$350,124	$1,198,973	$813,579
$198.08	$16.87	$16.17	$15.03	$10.86	$11.44	$11.47
($1,674,073,362 ÷ 8,451,404 shares)	($4,838,633,309 ÷ 286,881,511 shares)	($1,186,560,861 ÷ 73,394,474 shares)	($254,768,854 ÷ 16,954,326 shares)	($350,123,539 ÷ 32,239,043 shares)	($1,198,973,260 ÷ 104,835,442 shares)	($813,579,114 ÷ 70,933,012 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	299

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2019 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Assets:
Investments, at value †	$1,288,411	$2,737,926
Affiliated investments, at value ††	19,425	21,390
Repurchase agreements†	–	–
Cash and cash equivalents	–	10,110
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	334	1,346
Foreign currency, at value †††	389	14,855
Receivable for fund shares sold	312	578
Dividends and interest receivable	3,632	8,593
Foreign tax reclaim receivable	1	3,194
Receivable for investment securities sold	–	7
Unrealized gain on forward foreign currency contracts	–	3,437
Options purchased, at value †††††	–	–
Receivable for variation margin	–	–
Receivable from investment adviser	–	–
Prepaid expenses	13	24
Total Assets	1,312,517	2,801,460
Liabilities:
Payable upon return on securities loaned	–	–
Payable for fund shares redeemed	93	1,963
Payable for variation margin	25	62
Payable to custodian	8	–
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Options written, at value †††††	–	–
Swaptions written, at value ††††† †	–	–
Deposits from counterparty	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	429
Investment advisory fees payable	193	506
Trustees fees payable	5	11
CCO fees payable	3	6
Unfunded bank loans	–	–
Accrued expense payable	6	132
Accrued foreign capital gains tax on appreciated securities	–	–
Total Liabilities	333	3,109
Net Assets	$1,312,184	$2,798,351
† Cost of investments	$1,003,457	$2,438,512
†† Cost of affiliated investments	19,425	21,390
††† Cost of foreign currency	393	14,867
††††† Cost (Premiums received)	–	–
†††††† Cost (Premiums received)	–	–
* Includes market value of securities on loan	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$978,405	$2,374,213
Total distributable earnings (loss)	333,779	424,138
Net Assets	$1,312,184	$2,798,351
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.43	$12.77
	($1,312,184,205 ÷ 90,949,136 shares)	($2,798,351,324 ÷ 219,098,184 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

300	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$8,596,883*	$ 104,154	$ 630,987	$ 1,043,734	$ 1,155,981	$ 7,677,231	$ 2,528,742
277,631	1,096	12,248	10,842	24,169	298,706	84,822
–	–	–	–	5,400	51,000	–
257,956	1,348	10,038	22,227	7,619	2,499	930
–	–	–	–	–	7,839	3,420
3,877	37	7,000	626	93	4,942	–
17,729	253	2,002	1,032	61	1,002	187
1,362	–	–	283	53	1,873	819
10,610	139	1,938	417	3,017	33,885	33,786
12,494	175	810	52	10	335	152
3,697	–	3,628	1,405	38,721	281,600	24,566
794	–	1,261	–	–	26	–
–	–	–	–	–	720	–
–	–	818	–	–	1,520	8
–	–	–	–	–	–	467
89	1	8	11	13	187	27
9,183,122	107,203	670,738	1,080,629	1,235,137	8,363,365	2,677,926

218,507	–	–	–	–	–	–
5,302	24	277	121	–	120	171
497	8	367	188	–	2,100	3
–	–	–	–	–	–	–
29,164	7	3,728	4,138	48,740	787,731	68,184
–	–	–	–	–	465	265
–	–	–	–	–	1,047	–
–	–	–	–	–	22	–
–	–	–	–	–	–	2
9	–	–	2	–	–	–
703	–	1,411	–	–	657	–
2,058	22	164	487	218	589	580
37	–	3	5	5	30	11
21	–	2	3	3	16	6
–	–	–	–	10	–	–
784	36	169	551	11	108	544
672	13	45	354	–	–	–
257,754	110	6,166	5,849	48,987	792,885	69,766
$8,925,368	$ 107,093	$ 664,572	$ 1,074,780	$ 1,186,150	$ 7,570,480	$ 2,608,160
$7,199,642	$ 90,146	$ 589,798	$ 909,143	$ 1,160,783	$ 7,531,138	$ 2,544,284
277,615	1,096	12,248	10,842	24,169	298,706	84,822
17,736	253	2,001	1,036	68	996	190
–	–	–	–	–	(664)	–
–	–	–	–	–	(32)	–
236,696	–	–	–	–	–	–

$7,441,106	$ 92,677	$ 655,261	$ 984,157	$ 1,196,115	$ 7,333,128	$ 2,821,868
1,484,262	14,416	9,311	90,623	(9,965)	237,352	(213,708)
$8,925,368	$ 107,093	$ 664,572	$ 1,074,780	$ 1,186,150	$ 7,570,480	$ 2,608,160
$13.17	$11.31	$10.40	$9.51	$8.20	$10.61	$8.62
($8,925,367,940 ÷ 677,489,770 shares)	($107,093,369 ÷ 9,468,103 shares)	($664,572,256 ÷ 63,901,974 shares)	($1,074,779,521 ÷ 112,984,215 shares)	($1,186,150,018 ÷ 144,626,918 shares)	($7,570,480,194 ÷ 713,410,915 shares)	($2,608,160,485 ÷ 302,501,946 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	301

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

($ Thousands)

November 30, 2019 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund
Assets:
Investments, at value †	$ 1,388,878	$ 4,073,157
Affiliated investments, at value ††	26,722	28,626
Repurchase agreements†	–	–
Cash and cash equivalents	–	3,827
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on options contracts	30	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	–	–
Dividends and interest receivable	11,291	39,515
Receivable for variation margin	210	586
Receivable for investment securities sold	99	97
Foreign tax reclaim receivable	53	556
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Swaptions purchased, at value ††††† †	–	–
Due from broker	–	–
Prepaid expenses	14	42
Total Assets	1,427,297	4,146,406
Liabilities:
Payable to custodian	11,606	–
Payable for investment securities purchased	5,792	9,257
Payable for fund shares redeemed	1,045	890
Payable for variation margin	375	5,310
Payable for securities sold short@	–	–
Income distribution payable	–	–
Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Reverse repurchase agreements	–	–
Deposits from counterparty	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	148	434
Trustees fees payable	6	17
CCO fees payable	3	9
Other payables	–	–
Accrued expense payable	32	–
Total Liabilities	19,007	15,917
Net Assets	$ 1,408,290	$ 4,130,489
† Cost of investments	$ 1,217,567	$ 3,629,184
†† Cost of affiliated investments	26,722	28,626
††† Cost of foreign currency	–	–
†††† Cost (Premiums received)	–	–
††††† Cost (Premiums received)	–	–
†††††† Cost (Premiums received)	–	–
@Proceeds from securities sold short	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 1,204,708	$ 3,679,299
Total distributable earnings (loss)	203,582	451,190
Net Assets	$ 1,408,290	$ 4,130,489
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.30	$11.29
	($1,408,290,237 ÷ 151,470,459 shares)	($4,130,488,718 ÷ 365,832,986 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

302	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$ 460,545	$ 2,112,042		$ 287,645		$ 1,340,168		$ 2,972,182		$ 2,034,136		$ 1,135,157
1,683	–		–		18,793		43,062		–		–
10,500	–		–		–		–		–		–
1,643	70,410		2,597		–		–		19,159		132,338
–	1,167		–		–		–		–		299
30	2,468		–		–		–		7,260		7,658
–	–		–		–		–		–		–
–	–		–		–		–		–		25
6	754		274		611		–		463		434
1,320	36,968		313		4,596		22,704		3,719		2,790
9	176		–		40		17		253		998
4,074	45,099		–		24,930		6,755		79		27
16	–		–		24		–		49		22
–	8,240		–		–		–		160		136
–	35		–		–		–		–		–
–	5,146		–		–		–		–		111
–	166		–		–		–		188		164
–	–		–		–		–		6,170		–
–	289		–		–		–		–		–
5	10		3		15		32		23		9
479,831	2,282,970		290,832		1,389,177		3,044,752		2,071,659		1,280,168

–	–		–		6,895		1,739		–		–
7,653	42,973		–		33,129		19,302		–		3,557
50	269		53		81		246		1,910		18
–	144		–		–		–		–		2,854
–	–		–		–		–		–		120,669
4	–		–		46		–		–		–
–	3,888		–		–		–		–		2,282
–	–		–		–		–		–		180
–	–		–		–		–		–		228,291
–	–		–		–		–		–		325
–	16		–		–		–		–		–
–	12,545		–		–		–		9,260		100
38	683		–		99		321		102		136
2	10		1		6		13		10		4
1	5		1		3		7		5		2
–	13		–		–		–		–		–
2	364		8		9		3		72		1,247
7,750	60,910		63		40,268		21,631		11,359		359,665
$ 472,081	$ 2,222,060		$ 290,769		$ 1,348,909		$ 3,023,121		$ 2,060,300		$ 920,503
$ 469,656	$ 2,148,430		$ 285,802		$ 1,334,183		$ 2,811,997		$ 985,082		$ 1,085,892
1,683	–		–		18,793		43,062		–		–
–	(914)		–		–		–		–		25
–	159		–		–		–		–		(1,924)
–	376		–		–		–		1,265		245
–	–		–		–		–		6,951		–
–	–		–		–		–		–		107,753

$ 475,894	$ 2,326,756		$ 295,581		$ 1,347,499		$ 2,865,334		$ 815,457		$ 1,029,994
(3,813)	(104,696)		(4,812)		1,410		157,787		1,244,843		(109,491)
$ 472,081	$ 2,222,060		$ 290,769		$ 1,348,909		$ 3,023,121		$ 2,060,300		$ 920,503
$9.99	$9.96		$9.55		$9.98		$10.51		$22.23		$7.88
($472,081,027 ÷ 47,267,421 shares)	($2,222,059,798 223,001,041 shares	÷ )	($290,769,248 30,461,284 shares	÷ )	($1,348,909,051 135,129,155 shares	÷ )	($3,023,120,621 287,683,429 shares	÷ )	($2,060,300,446 92,680,654 shares	÷ )	($920,502,784 116,839,143 shares	÷ )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	303

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$11,482	$19,081
Income from affiliated investments(1)	300	667
Interest income	3	13
Security lending income — net(1)(2)	68	–
Less: foreign taxes withheld	(60)	(59)
Total Investment Income	11,793	19,702
Expenses:
Investment advisory fees	2,195	3,923
Administration fees	274	490
Trustees’ fees	11	16
Chief compliance officer fees	3	6
Custodian/wire agent fees	29	50
Professional fees	21	39
Registration fees	8	16
Printing fees	4	8
Other expenses	36	64
Total Expenses	2,581	4,612
Less:
Waiver of investment advisory fees	(1,317)	(2,354)
Waiver of administration fees	(274)	(490)
Net Expenses	990	1,768
Net Investment Income	10,803	17,934
Net Realized Gain (Loss) on:
Investments	44,148	101,424
Futures contracts	2,281	4,880
Foreign forward currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	86,158	147,719
Affiliated investments	–	–
Futures contracts	230	766
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(2)
Foreign forward currency contracts	–	–
Net Increase in Net Assets Resulting from Operations	$143,620	$272,721

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

304	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$15,542	$43,113	$7,729	$2,215	$2,074	$9,962	$8,095
286	975	187	83	122	481	57
4	13	4	–	–	–	33
33	16	442	47	90	428	–
(2)	(1)	(5)	(1)	(6)	(20)	(1)
15,863	44,116	8,357	2,344	2,280	10,851	8,184

417	672	654	877	1,104	3,884	1,011
417	1,120	273	68	85	299	202
15	39	9	2	3	11	7
5	12	3	1	1	3	2
38	91	21	6	8	29	18
32	81	19	5	6	23	15
11	25	6	2	2	9	4
7	17	4	1	1	5	3
120	555	81	8	9	37	22
1,062	2,612	1,070	970	1,219	4,300	1,284

(334)	(448)	(491)	(297)	(391)	(1,553)	(1,011)
(417)	(1,120)	(273)	(68)	(85)	(299)	(202)
311	1,044	306	605	743	2,448	71
15,552	43,072	8,051	1,739	1,537	8,403	8,113

129,244	(6,112)	22,615	11,419	3,507	23,294	2,423
2,405	9,076	588	51	431	393	494
–	–	–	–	–	–	–

82,543	569,013	87,398	13,367	27,334	104,182	97,850
96	1	403	1	1	4	–
1,389	5,225	1,055	56	88	2	589
–	–	–	–	–	–	–
–	–	–	–	–	–	–
$231,229	$620,275	$120,110	$26,633	$32,898	$136,278	$109,469

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	305

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$17,180	$36,024	$100,818
Income from affiliated investments(1)	342	692	2,276
Interest income	–	807	2,147
Security lending income — net(1)(2)	–	–	1,755
Less: foreign taxes withheld	(122)	(1,657)	(6,699)
Total Investment Income	17,400	35,866	100,297
Expenses:
Investment advisory fees	4,109	8,701	24,117
Administration fees	316	669	2,192
Trustees’ fees	11	23	79
Chief compliance officer fees	3	7	24
Custodian/wire agent fees	27	65	393
Professional fees	23	48	163
Registration fees	8	20	52
Printing fees	5	10	33
Other expenses	35	66	201
Total Expenses	4,537	9,609	27,254
Less:
Waiver of investment advisory fees	(2,971)	(5,756)	(11,839)
Waiver of administration fees	(316)	(669)	(2,192)
Net Expenses	1,250	3,184	13,223
Net Investment Income	16,150	32,682	87,074
Net Realized Gain (Loss) on:
Investments	16,545	16,328	29,237
Futures contracts	1,404	4,924	16,170
Foreign currency transactions	20	(37)	(993)
Foreign forward currency contracts	–	2,581	1,219
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	109,371	207,366	614,610
Affiliated investments	–	–	(1)
Futures contracts	360	1,681	4,674
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax on appreciated securities	–	–	(449)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	2	4,089	(267)
Foreign forward currency contracts	–	(49)	(1,050)
Net Increase in Net Assets Resulting from Operations	$143,852	$269,565	$750,224

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

306	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$ 1,367	$10,274	$16,594	$–	$–	$5,477
16	94	381	387	2,002	918
6	96	197	27,634	109,894	81,834
–	–	–	–	–	–
(93)	(756)	(1,397)	–	(50)	–
1,296	9,708	15,775	28,021	111,846	88,229

337	1,969	5,668	2,879	11,001	6,468
26	179	270	320	1,721	663
1	7	10	12	63	24
–	2	3	4	20	7
32	172	360	31	150	59
2	14	20	24	130	49
1	7	6	10	42	18
–	3	4	5	27	10
3	28	29	40	188	76
402	2,381	6,370	3,325	13,342	7,374

(212)	(986)	(2,718)	(1,494)	(7,334)	(2,886)
(26)	(179)	(270)	(320)	(1,721)	(663)
164	1,216	3,382	1,511	4,287	3,825
1,132	8,492	12,393	26,510	107,559	84,404

891	(22,122)	(24,048)	(436)	143,550	(19,585)
135	8,185	2,686	(308)	13,704	–
(16)	37	(220)	–	(6)	(2)
5	597	(17)	–	(1,632)	–
–	(2,152)	–	–	3,927	–
–	–	–	–	(18,947)	(1,912)

7,376	97,194	67,203	(2,308)	36,233	14,772
–	–	–	–	–	–
38	(4,876)	1,570	197	(5,124)	–
–	56	–	–	(471)	–
–	–	–	–	10	–
–	–	–	–	14,120	(877)
(13)	–	67	–	–	–
(4)	(176)	10	(2)	21	(2)
–	666	–	–	(223)	–
$ 9,544	$85,901	$59,644	$23,653	$292,721	$76,798

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	307

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$2	$–
Income from affiliated investments(1)	173	401	33
Interest income	26,825	75,179	6,559
Less: foreign taxes withheld	(4)	–	–
Total Investment Income	26,994	75,582	6,592
Expenses:
Investment advisory fees	2,181	6,188	341
Administration fees	364	1,031	114
Trustees’ fees	13	35	4
Chief compliance officer fees	4	11	1
Custodian/wire agent fees	29	83	10
Professional fees	26	73	8
Registration fees	10	24	3
Printing fees	6	15	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	40	106	13
Total Expenses	2,673	7,566	496
Less:
Waiver of investment advisory fees	(1,236)	(3,506)	(114)
Waiver of administration fees	(364)	(1,031)	(114)
Net Expenses	1,073	3,029	268
Net Investment Income	25,921	72,553	6,324
Net Realized Gain (Loss) on:
Investments	56,515	72,917	229
Securities sold short	–	–	–
Futures contracts	3,672	(1,638)	(83)
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	59,699	258,339	18
Securities sold short	–	–	–
Futures contracts	(2,135)	1,111	23
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	1
Foreign forward currency contracts	–	–	–
Net Increase in Net Assets Resulting from Operations	$143,672	$403,282	$6,512

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

308	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$ –	$–	$–	$–	$20,974	$3,611
–	–	276	430	–	–
66,556	3,503	18,746	48,761	254	12,494
(1,054)	–	–	–	(402)	(2)
65,502	3,503	19,022	49,191	20,826	16,103

9,679	311	1,779	3,839	6,609	2,556
569	71	356	768	551	232
21	2	13	27	21	8
6	1	4	8	6	2
271	1	32	65	17	16
42	5	27	56	43	17
14	2	9	18	15	6
9	1	5	12	9	3
–	–	–	–	–	2,478
–	–	–	–	–	1,297
62	8	42	82	67	25
10,673	402	2,267	4,875	7,338	6,640

(5,505)	(311)	(1,139)	(1,843)	(5,948)	(1,719)
(569)	(71)	(356)	(768)	(551)	(232)
4,599	20	772	2,264	839	4,689
60,903	3,483	18,250	46,927	19,987	11,414

20,563	(218)	3,610	33,093	188,118	933
–	–	–	–	–	(4,578)
(1,524)	–	500	201	(31,278)	(7,445)
(25,705)	–	–	–	247	71
(6,089)	–	–	–	22,885	(135)
–	–	–	–	–	80
1,273	–	–	–	(6,128)	(1,293)

60,805	358	(290)	87,606	96,644	25,560
–	–	–	–	–	(14,243)
1,301	–	(476)	235	9,147	1,898
(209)	–	–	–	(1,077)	(412)
–	–	–	–	(3,017)	–
151	–	–	–	2,968	(189)
427	–	–	–	–	3
(340)	–	–	–	(21,455)	(57)
$ 111,556	$3,623	$21,594	$168,062	$277,041	$11,607

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	309

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited) and the year ended May 31,

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19
Operations:
Net investment income	$10,803	$25,120	$17,934	$46,425
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	46,429	138,009	106,304	269,448
Net realized loss on foreign currency transactions and forward currency contracts	–	–	–	(48)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	86,388	(135,328)	148,485	(288,969)
Net change in unrealized depreciation on foreign currency transactions and foreign forward currency contracts	–	–	(2)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,620	27,801	272,721	26,855
Distributions:
Class A	(11,420)	(298,894)	(10,001)	(568,095)
Total Distributions	(11,420)	(298,894)	(10,001)	(568,095)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	55,379	190,034	38,687	227,198
Reinvestment of dividends & distributions	11,093	294,237	9,829	556,494
Cost of shares redeemed	(241,048)	(491,440)	(521,926)	(1,273,358)
Net Increase (Decrease) from Class A Transactions	(174,576)	(7,169)	(473,410)	(489,666)
Net Increase (Decrease) in Net Assets	(42,376)	(278,262)	(210,690)	(1,030,906)
Net Assets
Beginning of Period	1,090,130	1,368,392	2,003,051	3,033,957
End of Period	$1,047,754	$1,090,130	$1,792,361	$2,003,051

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

310	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19

$15,552	$40,203	$43,072	$91,478	$8,051	$14,745	$1,739	$3,526	$1,537	$2,924

131,649	209,358	2,964	97,650	23,203	31,506	11,470	26,979	3,938	31,597

–	–	–	–	–	–	–	–	–	–

84,028	(185,586)	574,239	(36,679)	88,856	(79,351)	13,424	(54,821)	27,423	(64,974)

–	–	–	–	–	–	–	–	–	–

231,229	63,975	620,275	152,449	120,110	(33,100)	26,633	(24,316)	32,898	(30,453)

(15,964)	(282,875)	(42,074)	(179,565)	(6,723)	(52,969)	(1,698)	(62,204)	(1,407)	(70,490)
(15,964)	(282,875)	(42,074)	(179,565)	(6,723)	(52,969)	(1,698)	(62,204)	(1,407)	(70,490)

156,898	230,861	736,681	730,147	249,762	226,995	15,983	41,054	37,842	38,687
15,535	276,634	41,154	175,363	6,557	51,653	1,633	60,568	1,383	69,933
(349,662)	(642,175)	(493,085)	(1,160,884)	(120,981)	(250,878)	(54,794)	(123,697)	(57,705)	(112,849)
(177,229)	(134,680)	284,750	(255,374)	135,338	27,770	(37,178)	(22,075)	(18,480)	(4,229)
38,036	(353,580)	862,951	(282,490)	248,725	(58,299)	(12,243)	(108,595)	13,011	(105,172)

1,636,037	1,989,617	3,975,682	4,258,172	937,836	996,135	267,012	375,607	337,113	442,285
$1,674,073	$1,636,037	$4,838,633	$3,975,682	$1,186,561	$937,836	$254,769	$267,012	$350,124	$337,113

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	311

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited) and the year ended May 31,

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19
Operations:
Net investment income	$8,403	$16,686	$8,113	$12,549	$16,150	$33,332
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	23,687	137,305	2,917	(13,932)	17,949	62,523
Net realized gain (loss) on foreign currency transactions and forward currency contracts	—	—	—	—	20	(37)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	104,188	(242,167)	98,439	8,801	109,731	(1,448)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	—	—	—	—	2	(4)
Net change in foreign capital gains tax on appreciated securities	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	136,278	(88,176)	109,469	7,418	143,852	94,366
Distributions:
Class A	(7,244)	(244,007)	(8,843)	(9,556)	(15,850)	(198,964)
Total Distributions	(7,244)	(244,007)	(8,843)	(9,556)	(15,850)	(198,964)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	40,868	156,446	29,423	672,232	164,818	193,514
Reinvestment of dividends & distributions	7,144	240,805	8,449	8,956	15,677	194,425
Cost of shares redeemed	(156,605)	(483,364)	(198,099)	(61,420)	(177,886)	(389,215)
Net Increase (Decrease) from Class A Transactions	(108,593)	(86,113)	(160,227)	619,768	2,609	(1,276)
Net Increase (Decrease) in Net Assets	20,441	(418,296)	(59,601)	617,630	130,611	(105,874)
Net Assets
Beginning of Period	1,178,532	1,596,828	873,180	255,550	1,181,573	1,287,447
End of Period	$1,198,973	$1,178,532	$813,579	$873,180	$1,312,184	$1,181,573

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

312	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19

$32,682	$66,719	$87,074	$186,161	$1,132	$2,408	$8,492	$24,834

21,252	50,912	45,407	(109,071)	1,026	(1,234)	(16,089)	(4,736)

2,544	28,387	226	(979)	(11)	(47)	634	3,076

209,047	(70,000)	619,283	(671,134)	7,414	(7,900)	92,374	(124,893)

4,040	(1,271)	(1,317)	(700)	(4)	3	490	461

—	—	(449)	—	(13)	—	—	—

269,565	74,747	750,224	(595,723)	9,544	(6,770)	85,901	(101,258)

—	(159,072)	—	(405,015)	—	(3,880)	—	(97,067)
—	(159,072)	—	(405,015)	—	(3,880)	—	(97,067)

320,230	687,183	506,226	1,686,023	2,719	14,429	22,710	79,145

—	156,801	—	396,443	—	2,316	—	97,067
(282,275)	(525,606)	(658,354)	(1,313,479)	(4,139)	(18,708)	(429,216)	(231,805)
37,955	318,378	(152,128)	768,987	(1,420)	(1,963)	(406,506)	(55,593)
307,520	234,053	598,096	(231,751)	8,124	(12,613)	(320,605)	(253,918)

2,490,831	2,256,778	8,327,272	8,559,023	98,969	111,582	985,177	1,239,095
$2,798,351	$2,490,831	$8,925,368	$8,327,272	$107,093	$98,969	$664,572	$985,177

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	313

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited) and the year ended May 31,

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19
Operations:
Net investment income	$12,393	$19,161	$26,510	$67,296	$107,559	$215,238
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	(21,362)	(34,648)	(744)	(5,476)	142,234	28,797
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(237)	(413)	—	(11)	(1,638)	405
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	68,773	(102,197)	(2,111)	(2,622)	44,768	191,638
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	10	1	(2)	(4)	(202)	(1,840)
Net change in foreign capital gains tax on appreciated securities	67	626	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	59,644	(117,470)	23,653	59,183	292,721	434,238
Distributions:
Class A	—	(96,859)	(28,902)	(60,320)	(112,491)	(222,818)
Total Distributions	—	(96,859)	(28,902)	(60,320)	(112,491)	(222,818)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	135,869	205,947	41,261	137,059	735,702	1,200,405
Reinvestment of dividends & distributions	—	91,781	28,137	58,833	109,778	218,178
Cost of shares redeemed	(128,638)	(169,788)	(266,920)	(656,423)	(507,575)	(1,163,992)
Net Increase (Decrease) from Class A Transactions	7,231	127,940	(197,522)	(460,531)	337,905	254,591
Net Increase (Decrease) in Net Assets	66,875	(86,389)	(202,771)	(461,668)	518,135	466,011
Net Assets
Beginning of Period	1,007,905	1,094,294	1,388,921	1,850,589	7,052,345	6,586,334
End of Period	$1,074,780	$1,007,905	$1,186,150	$1,388,921	$7,570,480	$7,052,345

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

314	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19

$84,404	$178,106	$25,921	$71,672	$72,553	$156,520	$6,324	$12,725

(21,497)	(34,916)	60,187	(188)	71,279	(52,733)	146	(258)

(2)	(13)	—	—	—	—	—	—

13,895	(1,111)	57,564	71,356	259,450	237,764	41	1,676

(2)	—	—	—	—	—	1	—

—	—	—	—	—	—	—	—
76,798	142,066	143,672	142,840	403,282	341,551	6,512	14,143

(84,104)	(197,603)	(25,948)	(83,879)	(73,330)	(162,348)	(6,910)	(12,835)
(84,104)	(197,603)	(25,948)	(83,879)	(73,330)	(162,348)	(6,910)	(12,835)

139,986	272,396	44,117	384,971	65,271	604,892	63,116	179,104
82,348	193,449	25,948	81,257	73,281	161,203	6,886	12,767
(288,378)	(632,297)	(207,316)	(1,062,789)	(306,574)	(833,448)	(43,842)	(229,757)
(66,044)	(166,452)	(137,251)	(596,561)	(168,022)	(67,353)	26,160	(37,886)
(73,350)	(221,989)	(19,527)	(537,600)	161,930	111,850	25,762	(36,578)

2,681,510	2,903,499	1,427,817	1,965,417	3,968,559	3,856,709	446,319	482,897
$2,608,160	$2,681,510	$1,408,290	$1,427,817	$4,130,489	$3,968,559	$472,081	$446,319

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	315

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited) and the year ended May 31,

	Emerging Markets Debt Fund		Real Return Fund
	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19
Operations:
Net investment income	$60,903	$136,854	$3,483	$5,439
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	20,312	(53,613)	(218)	(1,028)
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(31,794)	(82,157)	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	62,048	35,868	358	3,222
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	87	1,336	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	111,556	38,288	3,623	7,633
Distributions:
Class A	(40,872)	(36,600)	(5,075)	(4,593)
Total Distributions	(40,872)	(36,600)	(5,075)	(4,593)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	135,368	384,983	50,532	151,446
Reinvestment of dividends & distributions	39,862	35,575	4,586	4,572
Cost of shares redeemed	(269,120)	(454,289)	(44,701)	(48,097)
Net Increase (Decrease) from Class A Transactions	(93,890)	(33,731)	10,417	107,921
Net Increase (Decrease) in Net Assets	(23,206)	(32,043)	8,965	110,961
Net Assets
Beginning of Period	2,245,266	2,277,309	281,804	170,843
End of Period	$2,222,060	$2,245,266	$290,769	$281,804

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

316	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19	06/01/19 to 11/30/19	06/01/18 to 05/31/19

$18,250	$39,214	$46,927	$92,727	$19,987	$48,587	$11,414	$21,749

4,110	(391)	33,294	(14,555)	150,712	26,088	(12,303)	(43,974)

—	—	—	—	23,132	6,229	(64)	590

(766)	14,973	87,841	121,576	104,665	(72,524)	12,614	21,872

—	—	—	—	(21,455)	13,040	(54)	(478)
21,594	53,796	168,062	199,748	277,041	21,420	11,607	(241)

(18,812)	(39,239)	(46,981)	(92,910)	—	(40,805)	—	(31,060)
(18,812)	(39,239)	(46,981)	(92,910)	—	(40,805)	—	(31,060)

94,466	388,978	95,946	844,728	52,463	169,372	72,796	142,578
18,427	38,477	46,945	91,963	—	39,502	—	28,948
(300,713)	(305,675)	(295,109)	(664,466)	(561,012)	(401,046)	(75,420)	(208,614)
(187,820)	121,780	(152,218)	272,225	(508,549)	(192,172)	(2,624)	(37,088)
(185,038)	136,337	(31,137)	379,063	(231,508)	(211,557)	8,983	(68,389)

1,533,947	1,397,610	3,054,258	2,675,195	2,291,808	2,503,365	911,520	979,909
$1,348,909	$1,533,947	$3,023,121	$3,054,258	$2,060,300	$2,291,808	$920,503	$911,520

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	317

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended November 30, 2019 (Unaudited)

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:

Net Increase in Net Assets from Operations	$11,607

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:

Purchase of investment securities	(335,687)

Proceeds from disposition of investment securities	311,782

Purchased options/purchases to cover written options and purchases to cover securities sold short	(23,107)

Proceeds from sale of options/expired options and securities sold short	8,232

Amortization (Accretion of Market Discount)	(5,325)

Net Realized Loss on:

Investments	(933)

Options	(80)

Securities sold short	4,578

Net Change in Unrealized (Appreciation) Depreciation on:

Investments	(25,560)

Options	412

Securities sold short	14,243

Changes in Assets:

Cash pledged as collateral on futures contracts	(743)

Cash pledged as collateral on swap contracts	1,130

Cash pledged as collateral on foreign forward currency contracts	280

Dividends and interest receivable	(150)

Receivable for investment securities sold	12,605

Receivable for variation margin	1,381

Foreign tax reclaim receivable	(1)

Unrealized gain on forward foreign currency contracts	102

Foreign currency, at value	(24)

Swap contracts, at value	153

Prepaid expenses	(3)

Changes in Liabilities:

Payable for investment securities purchased	(9,177)

Payable for variation margin	(1,635)

Swap contracts, at value	(499)

Unrealized loss on forward foreign currency contracts	(45)

Investment advisory fees payable	(4)

CCO fees payable	1

Due to broker	(1,081)

Accrued expenses payable	681

Net Cash Used in Operating Activities	(36,867)

Cash Flows from Financing Activities

Reverse repurchase agreements	38,893

Proceeds from shares issued	82,781

Distributions from net investment income	—

Cost of shares redeemed	(81,272)

Net Cash Provided by Financing Activities	40,402

Net Change in Cash	3,535

Cash at Beginning of Period	$128,803

Cash at End of Period	$132,338

Supplemental Disclosure of Cash Flow Information

Interest paid	$2,478

The accompanying notes are an integral part of the financial statements.

318	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2019 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2019@	$14.73	$0.16	$1.89	$2.05	$(0.16)	$—	$(0.16)	$16.62	14.03%	$1,047,754	0.18%	0.18%	0.47%	1.98%	32%
2019	18.93	0.32	(0.28)	0.04	(0.31)	(3.93)	(4.24)	14.73	1.49	1,090,130	0.19	0.19	0.47	1.87	102
2018	20.42	0.33	2.63	2.96	(0.39)	(4.06)	(4.45)	18.93	15.00	1,368,392	0.20	0.20	0.47	1.64	68
2017	18.90	0.29	2.19	2.48	(0.25)	(0.71)	(0.96)	20.42	13.44	2,019,282	0.20	0.20	0.47	1.49	97
2016	22.89	0.33	(0.96)	(0.63)	(0.32)	(3.04)	(3.36)	18.90	(2.41)	2,086,522	0.20(2)	0.20(2)	0.47(2)	1.60	73
2015	22.72	0.30	2.27	2.57	(0.31)	(2.09)	(2.40)	22.89	11.95	2,366,204	0.19	0.19	0.47	1.30	60
Large Cap Disciplined Equity Fund
Class A
2019@	$10.27	$0.10	$1.41	$1.51	$(0.06)	$—	$(0.06)	$11.72	14.75%	$1,792,361	0.18%	0.18%	0.47%	1.83%	63%
2019	13.58	0.22	(0.39)	(0.17)	(0.22)	(2.92)	(3.14)	10.27	(0.14)	2,003,051	0.19	0.19	0.47	1.80	125
2018	13.87	0.24	1.43	1.67	(0.25)	(1.71)	(1.96)	13.58	12.43	3,033,957	0.19	0.19	0.47	1.71	134
2017	12.57	0.23	1.75	1.98	(0.24)	(0.44)	(0.68)	13.87	16.23	3,715,731	0.19	0.19	0.47	1.74	104
2016	14.38	0.24	(0.14)	0.10	(0.25)	(1.66)	(1.91)	12.57	1.34	3,592,226	0.19(2)	0.19(2)	0.47(2)	1.82	102
2015	14.79	0.24	1.45	1.69	(0.23)	(1.87)	(2.10)	14.38	12.23	4,198,645	0.18(3)	0.18(3)	0.47(3)	1.61	113
Large Cap Index Fund
Class A
2019@	$173.92	$1.75	$24.21	$25.96	$(1.80)	$—	$(1.80)	$198.08	15.01%	$1,674,073	0.04%	0.04%	0.13%	1.87%	13%
2019	200.41	4.18	0.70	4.88	(4.27)	(27.10)	(31.37)	173.92	3.43	1,636,037	0.04	0.04	0.13	2.19	16
2018	182.82	3.63	22.56	26.19	(4.13)	(4.47)	(8.60)	200.41	14.53	1,989,617	0.03	0.03	0.12	1.87	16
2017	160.22	3.30	24.18	27.48	(2.83)	(2.05)	(4.88)	182.82	17.44	2,354,169	0.03	0.03	0.24	1.94	12
2016	169.36	3.26	(2.45)	0.81	(3.32)	(6.63)	(9.95)	160.22	0.76	2,061,670	0.03(2)	0.03(2)	0.25(2)	2.06	18
2015	164.21	3.14	15.63	18.77	(3.23)	(10.39)	(13.62)	169.36	11.89	1,972,254	0.03	0.03	0.24	1.87	12
S&P 500 Index Fund
Class A
2019@	$14.78	$0.15	$2.09	$2.24	$(0.15)	$—	$(0.15)	$16.87	15.23%	$4,838,633	0.05%	0.05%	0.12%	1.93%	9%
2019	14.92	0.34	0.19	0.53	(0.34)	(0.33)	(0.67)	14.78	3.77	3,975,682	0.05	0.05	0.12	2.23	21
2018	13.39	0.28	1.62	1.90	(0.30)	(0.07)	(0.37)	14.92	14.36	4,258,172	0.05	0.05	0.12	1.92	25
2017	11.60	0.24	1.76	2.00	(0.21)	—	(0.21)	13.39	17.42	4,100,863	0.06	0.06	0.12	1.98	8
2016	11.69	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.60	1.66	3,384,560	0.05(2)	0.05(2)	0.12(2)	2.11	13
2015	10.68	0.23	1.01	1.24	(0.21)	(0.02)	(0.23)	11.69	11.71	3,194,844	0.04	0.04	0.11	2.03	15
Extended Market Index Fund
Class A
2019@	$14.52	$0.11	$1.63	$1.74	$(0.09)	$—	$(0.09)	$16.17	12.05%	$1,186,561	0.06%	0.06%	0.20%	1.48%	20%
2019	15.94	0.23	(0.80)	(0.57)	(0.23)	(0.62)	(0.85)	14.52	(3.29)	937,836	0.06	0.06	0.20	1.51	46
2018	14.16	0.19	2.39	2.58	(0.21)	(0.59)	(0.80)	15.94	18.58	996,135	0.06	0.06	0.20	1.27	64
2017	12.30	0.19	2.13	2.32	(0.19)	(0.27)	(0.46)	14.16	19.03	917,907	0.06	0.06	0.19	1.43	20
2016	13.69	0.18	(0.98)	(0.80)	(0.18)	(0.41)	(0.59)	12.30	(5.66)	714,258	0.07(2)	0.07(2)	0.20(2)	1.49	27
2015	12.74	0.17	1.27	1.44	(0.19)	(0.30)	(0.49)	13.69	11.61	737,363	0.06	0.06	0.19	1.30	19
Small Cap Fund
Class A
2019@	$13.66	$0.09	$1.37	$1.46	$(0.09)	$—	$(0.09)	$15.03	10.76%	$254,769	0.45%	0.45%	0.72%	1.29%	60%
2019	18.76	0.18	(1.81)	(1.63)	(0.16)	(3.31)	(3.47)	13.66	(7.71)	267,012	0.44	0.44	0.72	1.09	109
2018	17.83	0.12	2.64	2.76	(0.12)	(1.71)	(1.83)	18.76	16.30	375,607	0.43	0.43	0.72	0.68	115
2017	15.99	0.13	2.33	2.46	(0.15)	(0.47)	(0.62)	17.83	15.40	513,528	0.44	0.44	0.72	0.77	114
2016	19.06	0.17	(1.18)	(1.01)	(0.19)	(1.87)	(2.06)	15.99	(4.99)	502,222	0.46(2)	0.46(2)	0.72(2)	0.99	115
2015	17.95	0.11	1.62	1.73	(0.13)	(0.49)	(0.62)	19.06	9.86	683,624	0.48	0.48	0.72	0.61	113

@	For the six-month period ended November 30, 2019. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	319

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2019 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2019@	$9.93	$0.05	$0.92		$0.97	$(0.04)	$—	$(0.04)	$10.86	9.84%	$350,124	0.44%	0.44%	0.72%	0.91%	56%
2019	13.22	0.09	(1.14)		(1.05)	(0.08)	(2.16)	(2.24)	9.93	(6.98)	337,113	0.43	0.43	0.72	0.73	129
2018	12.65	0.08	2.27		2.35	(0.08)	(1.70)	(1.78)	13.22	19.97	442,285	0.42	0.42	0.72	0.60	127
2017	11.14	0.07	1.52		1.59	(0.08)	—^	(0.08)	12.65	14.27	462,730	0.43	0.43	0.72	0.61	111
2016	12.95	0.08	(0.89)		(0.81)	(0.08)	(0.92)	(1.00)	11.14	(6.07)	455,742	0.45(2)	0.45(2)	0.72(2)	0.70	134
2015	12.50	0.06	1.42		1.48	(0.07)	(0.96)	(1.03)	12.95	12.58	373,858	0.46	0.46	0.72	0.49	107
Small/Mid Cap Equity Fund
Class A
2019@	$10.27	$0.08	$1.16		$1.24	$(0.07)	$—	$(0.07)	$11.44	12.09%	$1,198,973	0.41%	0.41%	0.72%	1.41%	50%
2019	13.63	0.14	(1.17)		(1.03)	(0.10)	(2.23)	(2.33)	10.27	(6.58)	1,178,532	0.42	0.42	0.72	1.18	116
2018	13.19	0.10	1.97		2.07	(0.14)	(1.49)	(1.63)	13.63	16.52	1,596,828	0.42	0.42	0.72	0.76	107
2017	11.98	0.10	1.75		1.85	(0.11)	(0.53)	(0.64)	13.19	15.53	1,730,233	0.44	0.44	0.72	0.80	84
2016	14.89	0.12	(0.99)		(0.87)	(0.13)	(1.91)	(2.04)	11.98	(5.33)	1,642,784	0.46(2)	0.46(2)	0.72(2)	0.93	104
2015	15.58	0.10	1.47		1.57	(0.10)	(2.16)	(2.26)	14.89	11.16	1,859,609	0.47	0.47	0.72	0.66	95
U.S. Equity Factor Allocation Fund
Class A
2019@	$10.18	$0.11	$1.30		$1.41	$(0.12)	$—	$(0.12)	$11.47	13.93%	$813,579	0.02%	0.02%	0.32%	2.01%	22%
2019	10.17	0.23	(0.05)		0.18	(0.17)	—	(0.17)	10.18	1.74	873,180	0.02	0.02	0.32	2.18	43
2018(3)	10.00	0.03	0.14		0.17	—	—	—	10.17	1.70	255,550	0.04	0.04	0.34	2.66	–
U.S. Managed Volatility Fund
Class A
2019@	$13.01	$0.18	$1.41		$1.59	$(0.17)	$—	$(0.17)	$14.43	12.30%	$1,312,184	0.20%	0.20%	0.72%	2.56%	15%
2019	14.34	0.36	0.56		0.92	(0.36)	(1.89)	(2.25)	13.01	7.10	1,181,573	0.20	0.20	0.72	2.56	39
2018	14.83	0.34	0.82		1.16	(0.39)	(1.26)	(1.65)	14.34	7.81	1,287,447	0.23	0.23	0.72	2.31	58
2017	13.92	0.34	1.54		1.88	(0.30)	(0.67)	(0.97)	14.83	13.93	1,481,081	0.24	0.24	0.72	2.38	40
2016	14.64	0.34	0.13		0.47	(0.35)	(0.84)	(1.19)	13.92	3.71	1,524,568	0.24(2)	0.24(2)	0.72(2)	2.47	62
2015	14.74	0.34	1.52		1.86	(0.34)	(1.62)	(1.96)	14.64	13.33	1,414,638	0.24	0.24	0.72	2.27	58
Global Managed Volatility Fund
Class A
2019@	$11.53	$0.15	$1.09		$1.24	$—	$—	$—	$12.77	10.75%	$2,798,351	0.24%	0.24%	0.72%	2.45%	19%
2019	12.05	0.35	(0.02)		0.33	(0.44)	(0.41)	(0.85)	11.53	3.14	2,490,831	0.24	0.24	0.72	2.88	42
2018	11.72	0.32	0.55		0.87	(0.27)	(0.27)	(0.54)	12.05	7.41	2,256,778	0.24	0.24	0.72	2.68	37
2017	10.78	0.31	1.10		1.41	(0.26)	(0.21)	(0.47)	11.72	13.50	1,633,683	0.25	0.25	0.73	2.80	36
2016(4)	10.00	0.12	0.66		0.78	—	—	—	10.78	7.80	1,061,014	0.26(2)	0.26(2)	0.73(2)	3.34	42
World Equity Ex-US Fund
Class A
2019@	$12.08	$0.13	$0.96		$1.09	$—	$—	$—	$13.17	9.02%	$8,925,368	0.30%	0.30%	0.62%	1.99%	33%
2019	13.78	0.29	(1.35)		(1.06)	(0.28)	(0.36)	(0.64)	12.08	(7.34)	8,327,272	0.31	0.31	0.62	2.25	75
2018	12.63	0.28	1.19		1.47	(0.28)	(0.04)	(0.32)	13.78	11.60	8,559,023	0.32	0.32	0.62	2.03	75
2017	10.80	0.25	1.80		2.05	(0.22)	—	(0.22)	12.63	19.28	8,174,354	0.32	0.32	0.62	2.20	71
2016	12.68	0.23	(1.83)		(1.60)	(0.23)	(0.05)	(0.28)	10.80	(12.60)	6,923,937	0.33(2)	0.33(2)	0.63(2)	2.11	50
2015	12.86	0.25	(0.03	)(5)	0.22	(0.25)	(0.15)	(0.40)	12.68	1.93	7,644,844	0.34	0.34	0.62	2.00	45

@	For the six-month period ended November 30, 2019. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on April 26, 2018. All ratios for the period have been annualized.
(4)	Commenced operations on January 29, 2016. All ratios for the period have been annualized.
(5)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

320	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2019 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2019@	$10.31	$0.12	$0.88	$1.00	$—	$—	$—	$11.31	9.70%	$107,093	0.32%	0.32%	0.78%	2.19%	25%
2019	11.48	0.24	(1.03)	(0.79)	(0.21)	(0.17)	(0.38)	10.31	(6.57)	98,969	0.33	0.33	0.79	2.22	52
2018	10.36	0.22	1.15	1.37	(0.25)	—	(0.25)	11.48	13.24	111,582	0.36	0.36	0.80	1.95	56
2017	8.50	0.19	1.82	2.01	(0.15)	—	(0.15)	10.36	23.99	105,426	0.35	0.35	0.79	2.03	52
2016	9.52	0.17	(1.01)	(0.84)	(0.18)	—	(0.18)	8.50	(8.78)	82,836	0.35(2)	0.35(2)	0.79(2)	2.01	41
2015	9.69	0.18	(0.19)	(0.01)	(0.16)	—	(0.16)	9.52	(0.04)	83,879	0.36	0.36	0.78	1.96	63
World Select Equity Fund
Class A
2019@	$9.38	$0.12	$0.90	$1.02	$—	$—	$—	$10.40	10.87%	$664,572	0.34%	0.34%	0.67%	2.38%	27%
2019	11.30	0.23	(1.26)	(1.03)	(0.31)	(0.58)	(0.89)	9.38	(8.81)	985,177	0.31	0.31	0.65	2.18	93
2018(3)	10.00	0.18	1.30	1.48	(0.08)	(0.10)	(0.18)	11.30	14.88	1,239,095	0.30	0.30	0.63	1.82	68
Emerging Markets Equity Fund
Class A
2019@	$8.99	$0.11	$0.41	$0.52	$—	$—	$—	$9.51	5.78%	$1,074,780	0.63%	0.63%	1.18%	2.30%	29%
2019	11.21	0.19	(1.43)	(1.24)	(0.19)	(0.79)	(0.98)	8.99	(10.59)	1,007,905	0.66	0.66	1.20	1.91	59
2018	10.25	0.19	1.08	1.27	(0.22)	(0.09)	(0.31)	11.21	12.37	1,094,294	0.63	0.63	1.17	1.70	97
2017	8.61	0.14	1.69	1.83	(0.19)	—	(0.19)	10.25	21.62	1,250,465	0.65	0.65	1.19	1.51	84
2016	10.01	0.14	(1.40)	(1.26)	(0.12)	(0.02)	(0.14)	8.61	(12.53)	935,399	0.70(2)	0.70(2)	1.24(2)	1.67	105
2015(4)	10.00	0.10	(0.07)	0.03	(0.02)	—	(0.02)	10.01	0.33	591,963	0.65	0.65	1.16	1.57	103
Opportunistic Income Fund
Class A
2019@	$8.24	$0.17	$(0.02)	$0.15	$(0.19)	$—	$(0.19)	$8.20	1.81%	$1,186,150	0.24%	0.24%	0.52%	4.16%	18%
2019	8.23	0.34	(0.03)	0.31	(0.30)	—	(0.30)	8.24	3.90	1,388,921	0.24	0.24	0.52	4.14	26
2018	8.29	0.27	—	0.27	(0.33)	—	(0.33)	8.23	3.36	1,850,589	0.24	0.24	0.52	3.25	45
2017	8.11	0.23	0.14	0.37	(0.19)	—	(0.19)	8.29	4.57	2,204,029	0.26	0.26	0.52	2.83	37
2016	8.25	0.22	(0.15)	0.07	(0.21)	—	(0.21)	8.11	0.93	2,129,669	0.26(2)	0.26(2)	0.52(2)	2.67	35
2015	8.31	0.22	(0.06)	0.16	(0.22)	—	(0.22)	8.25	1.91	2,167,478	0.26	0.26	0.52	2.64	42
Core Fixed Income Fund
Class A
2019@	$10.35	$0.16	$0.26	$0.42	$(0.16)	$—	$(0.16)	$10.61	4.09%	$7,570,480	0.12%	0.12%	0.36%	2.94%	168%
2019	10.03	0.33	0.33	0.66	(0.34)	—	(0.34)	10.35	6.72	7,052,345	0.12	0.12	0.37	3.26	368
2018	10.31	0.27	(0.25)	0.02	(0.30)	—	(0.30)	10.03	0.18	6,586,334	0.12	0.12	0.37	2.67	388
2017	10.44	0.27	(0.02)	0.25	(0.27)	(0.11)	(0.38)	10.31	2.51	5,771,305	0.12	0.12	0.37	2.57	343
2016	10.62	0.28	0.02	0.30	(0.28)	(0.20)	(0.48)	10.44	2.97	5,264,859	0.13(2)	0.13(2)	0.37(2)	2.66	364
2015	10.54	0.27	0.12	0.39	(0.28)	(0.03)	(0.31)	10.62	3.79	5,600,807	0.13	0.13	0.37	2.59	316
High Yield Bond Fund
Class A
2019@	$8.65	$0.28	$(0.03)	$0.25	$(0.28)	$—	$(0.28)	$8.62	2.86%	$2,608,160	0.29%	0.29%	0.56%	6.38%	37%
2019	8.81	0.55	(0.10)	0.45	(0.55)	(0.06)	(0.61)	8.65	5.32	2,681,510	0.29	0.29	0.56	6.31	60
2018	9.13	0.57	(0.25)	0.32	(0.56)	(0.08)	(0.64)	8.81	3.59	2,903,499	0.29	0.29	0.55	6.29	59
2017	8.53	0.59	0.66	1.25	(0.58)	(0.07)	(0.65)	9.13	15.05	2,940,816	0.30	0.30	0.55	6.61	65
2016	9.41	0.58	(0.81)	(0.23)	(0.58)	(0.07)	(0.65)	8.53	(2.17)	2,639,919	0.30(2)	0.30(2)	0.56(2)	6.81	50
2015	9.96	0.58	(0.34)	0.24	(0.58)	(0.21)	(0.79)	9.41	2.63	2,516,770	0.30	0.30	0.56	6.09	55

@	For the six-month period ended November 30, 2019. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.
(4)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	321

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2019 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2019@	$8.59	$0.16	$0.71	$0.87	$(0.16)	$—	$(0.16)	$9.30	10.19%	$1,408,290	0.15%	0.15%	0.37%	3.57%	46%
2019	8.17	0.33	0.47	0.80	(0.33)	(0.05)	(0.38)	8.59	10.21	1,427,817	0.15	0.15	0.37	4.05	102
2018	8.47	0.33	(0.24)	0.09	(0.33)	(0.06)	(0.39)	8.17	0.92	1,965,417	0.15	0.15	0.37	3.88	104
2017	8.68	0.34	0.02	0.36	(0.34)	(0.23)	(0.57)	8.47	4.41	2,160,286	0.15	0.15	0.37	3.94	76
2016	8.92	0.36	0.14	0.50	(0.36)	(0.38)	(0.74)	8.68	6.19	2,775,237	0.15(2)	0.15(2)	0.37(2)	4.23	72
2015	8.88	0.36	0.14	0.50	(0.36)	(0.10)	(0.46)	8.92	5.68	3,343,845	0.15	0.15	0.37	4.00	73
Long Duration Credit Fund
Class A
2019@	$10.42	$0.19	$0.88	$1.07	$(0.20)	$—	$(0.20)	$11.29	10.27%	$4,130,489	0.15%	0.15%	0.37%	3.53%	28%
2019	9.92	0.39	0.51	0.90	(0.39)	(0.01)	(0.40)	10.42	9.50	3,968,559	0.15	0.15	0.37	4.03	77
2018	10.31	0.39	(0.32)	0.07	(0.39)	(0.07)	(0.46)	9.92	0.64	3,856,709	0.15	0.15	0.37	3.81	79
2017	10.26	0.40	0.07	0.47	(0.40)	(0.02)	(0.42)	10.31	4.63	3,612,106	0.15	0.15	0.37	3.87	68
2016	10.18	0.41	0.30	0.71	(0.41)	(0.22)	(0.63)	10.26	7.37	3,333,806	0.15(2)	0.15(2)	0.37(2)	4.15	74
2015	10.20	0.43	(0.02)	0.41	(0.43)	—	(0.43)	10.18	4.02	3,465,228	0.15	0.15	0.37	4.16	151
Ultra Short Duration Bond Fund
Class A
2019@	$10.00	$0.14	$—	$0.14	$(0.15)	$—	$(0.15)	$9.99	1.43%	$472,081	0.12%	0.12%	0.22%	2.79%	40%
2019	9.97	0.27	0.04	0.31	(0.28)	—	(0.28)	10.00	3.12	446,319	0.12	0.12	0.22	2.74	75
2018	10.00	0.19	(0.02)	0.17	(0.20)	—	(0.20)	9.97	1.70	482,897	0.12	0.12	0.22	1.94	90
2017	9.98	0.14	0.03	0.17	(0.15)	—	(0.15)	10.00	1.76	486,747	0.12	0.12	0.22	1.42	93
2016	10.01	0.11	(0.01)	0.10	(0.13)	—	(0.13)	9.98	1.01	535,629	0.12(2)	0.12(2)	0.22(2)	1.08	103
2015	10.05	0.09	(0.02)	0.07	(0.11)	—	(0.11)	10.01	0.72	645,872	0.12	0.12	0.22	0.95	112
Emerging Markets Debt Fund
Class A
2019@	$9.66	$0.27	$0.21	$0.48	$(0.18)	$—	$(0.18)	$9.96	5.08%	$2,222,060	0.40%	0.40%	0.94%	5.36%	44%
2019	9.66	0.57	(0.41)	0.16	(0.16)	—	(0.16)	9.66	1.63	2,245,266	0.42	0.42	0.95	6.11	96
2018	10.17	0.61	(0.46)	0.15	(0.66)	—	(0.66)	9.66	1.22	2,277,309	0.42	0.42	0.94	5.87	83
2017	9.39	0.58	0.53	1.11	(0.33)	—	(0.33)	10.17	12.19	2,211,664	0.43	0.43	0.94	5.89	82
2016	9.65	0.56	(0.73)	(0.17)	(0.09)	—	(0.09)	9.39	(1.77)	1,935,751	0.43(2)	0.43(2)	0.95(2)	6.19	77
2015	10.68	0.57	(1.22)	(0.65)	(0.38)	—	(0.38)	9.65	(6.17)	1,836,776	0.40	0.40	0.93	5.69	78
Real Return Fund
Class A
2019@	$9.60	$0.12	$—	$0.12	$(0.17)	$—	$(0.17)	$9.55	1.30%	$290,769	0.01%	0.01%	0.28%	2.47%	22%
2019	9.51	0.20	0.06	0.26	(0.17)	—	(0.17)	9.60	2.83	281,804	0.02	0.02	0.29	2.15	40
2018	9.65	0.22	(0.18)	0.04	(0.18)	—	(0.18)	9.51	0.48	170,843	0.08(3)	0.08(3)	0.29(3)	2.27	55
2017	9.64	0.21	(0.04)	0.17	(0.16)	—	(0.16)	9.65	1.76	160,138	0.08	0.08	0.29	2.17	47
2016	9.59	0.08	(0.03)	0.05	—	—	—	9.64	0.52	149,972	0.08(2)	0.08(2)	0.29(2)	0.87	80
2015	9.82	(0.07)	(0.09)	(0.16)	(0.07)	—	(0.07)	9.59	(1.60)	227,335	0.08	0.08	0.29	(0.77)	41

@	For the six-month period ended November 30, 2019. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.08%, 0.08% and 0.29%, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

322	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2019 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2019@	$9.96	$0.13	$0.02	$0.15	$(0.13)		$—	$(0.13)	$9.98	1.54%	$1,348,909	0.11%		0.11%		0.32%		2.57%	71%
2019	9.87	0.26	0.09	0.35	(0.26)		—	(0.26)	9.96	3.59	1,533,947	0.11		0.11		0.32		2.63	155
2018	9.97	0.18	(0.10)	0.08	(0.18)		—	(0.18)	9.87	0.81	1,397,610	0.11		0.11		0.32		1.79	150
2017	10.00	0.14	(0.02)	0.12	(0.15)		—^	(0.15)	9.97	1.21	1,347,212	0.11		0.11		0.32		1.42	92
2016	10.01	0.12	0.01	0.13	(0.13)		(0.01)	(0.14)	10.00	1.26	1,156,258	0.12		0.12		0.32		1.25	134
2015(2)	10.00	0.09	0.01	0.10	(0.09)		—	(0.09)	10.01	0.98	670,579	0.15		0.15		0.34		1.03	62
Intermediate Duration Credit Fund
Class A
2019@	$10.10	$0.16	$0.41	$0.57	$(0.16)		$—	$(0.16)	$10.51	5.66%	$3,023,121	0.15%		0.15%		0.32%		3.06%	54%
2019	9.75	0.32	0.35	0.67	(0.32)		—	(0.32)	10.10	7.00	3,054,258	0.15		0.15		0.32		3.25	122
2018	10.02	0.29	(0.27)	0.02	(0.29)		—	(0.29)	9.75	0.14	2,675,195	0.15		0.15		0.32		2.87	155
2017	9.96	0.27	0.06	0.33	(0.27)		—	(0.27)	10.02	3.38	1,688,561	0.15		0.15		0.32		2.72	151
2016	9.82	0.26	0.14	0.40	(0.26)		—	(0.26)	9.96	4.16	1,440,434	0.15		0.15		0.32		2.66	181
2015(3)	10.00	0.03	(0.18)	(0.15)	(0.03	)**	—	(0.03)	9.82	(1.46)	1,600,117	0.20		0.20		0.35		2.03	122
Dynamic Asset Allocation Fund
Class A
2019@	$19.62	$0.19	$2.42	$2.61	$—		$—	$—	$22.23	13.30%	$2,060,300	0.08%		0.08%		0.67%		1.82%	3%
2019	19.83	0.40	(0.27)	0.13	(0.13)		(0.21)	(0.34)	19.62	0.75	2,291,808	0.08		0.08		0.67		1.98	5
2018	18.57	0.36	1.65	2.01	(0.50)		(0.25)	(0.75)	19.83	10.83	2,503,365	0.07		0.07		0.66		1.85	12
2017	15.83	0.34	2.67	3.01	(0.27)		—	(0.27)	18.57	19.17	2,474,189	0.08		0.08		0.66		2.00	8
2016	16.97	0.33	(0.41)	(0.08)	(0.91)		(0.15)	(1.06)	15.83	(0.32)	2,079,154	0.08		0.08		0.67		2.08	12
2015	14.53	0.31	2.88	3.19	(0.75)		—	(0.75)	16.97	22.32	1,993,576	0.07		0.07		0.66		1.92	9
Multi-Asset Real Return Fund
Class A
2019@	$7.78	$0.10	$—	$0.10	$—		$—	$—	$7.88	1.29%	$920,503	1.01	%(4)	1.01	%(4)	1.43	%(4)	2.46%	14%
2019	8.06	0.19	(0.20)	(0.01)	(0.27)		—	(0.27)	7.78	0.03	911,520	1.00	(5)	1.00	(5)	1.43	(5)	2.36	22
2018	8.07	0.18	(0.06)	0.12	(0.13)		—	(0.13)	8.06	1.45	979,909	0.72	(4)	0.72	(4)	1.14	(4)	2.23	22
2017	8.28	0.17	(0.24)	(0.07)	(0.14)		—	(0.14)	8.07	(0.85)	766,218	0.53	(6)	0.53	(6)	0.90	(6)	2.02	58
2016	8.64	0.10	(0.38)	(0.28)	(0.08)		—	(0.08)	8.28	(3.19)	733,029	0.54	(7)	0.54	(7)	0.90	(7)	1.17	91
2015	9.30	0.03	(0.51)	(0.48)	(0.18	)***	—	(0.18)	8.64	(5.16)	730,812	0.43	(8)	0.43	(8)	0.80	(8)	0.29	99

@	For the six-month period ended November 30, 2019. All ratios for the period have been annualized.
**	Includes a return of capital of less than $0.01 per share.
***	Includes a return of capital of less than $0.02 per share.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 31, 2014. All ratios for the period have been annualized.
(3)	Commenced operations on March 31, 2015. All ratios for the period have been annualized.
(4)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.62%, respectively.

(5)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.62%, respectively.

(6)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.25%, 0.25% and 0.62%, respectively

(7)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.67%, respectively.

(8)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.67%, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	323

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2019

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming

324	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’

administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	325

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Emerging Markets Debt and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where

326	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statement of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	327

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2019, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its

328	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2019, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The World Select Equity, Core Fixed Income, Dynamic Asset Allocation and Multi-Asset Real Return Funds had options/swaption contracts as of November 30, 2019, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2019, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until

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November 30, 2019

the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2019, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e.

fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks

330	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2019, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection

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November 30, 2019

with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2019. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”. As of November 30, 2019, the Funds had no unfunded commitments in loan participations.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2019, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2019, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$0	$0	0.00%

332	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with

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November 30, 2019

a specified valuation method, are used to calculate the settlement value.

As of November 30, 2019, the High Yield Bond, Emerging Markets Debt and Multi-Asset Real Return Funds are the buyers (“receiving protection”) on a total notional amount of $28.5 million, $27.4 million and $20.0 million, respectively. Additionally, the Core Fixed Income, High Yield Bond, Emerging Markets Debt and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $134.8 million, $17.2 million, $6.2 million and $21.6 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Core Fixed Income Fund
Written Credit Derivative Contracts		Single Name CDS		CDS Index

Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$–	$–	$3,250,784	$3,250,784

Maximum potential amount of future payments	–	–	–	134,820,000	134,820,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	–	–	–	–	–

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$134,820,000	$–	$134,820,000

Greater than 100	–	–	–	–	–	–

Total	$–	$–	$–	$134,820,000	$–	$134,820,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

High Yield Bond Fund

Written Credit Derivative Contracts		Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$–	$–	$926,758	$926,758

Maximum potential amount of future payments	–	–	–	17,189,000	17,189,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	–	–	–	–	–

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$–	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	15,039,000	–	–	15,039,000

301-400	–	–	2,150,000	–	–	2,150,000

Greater than 400	–	–	–	–	–	–

Total	$–	$–	$17,189,000	$–	$–	$17,189,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

334	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Emerging Markets Debt
Written Credit Derivative Contracts		Single Name CDS		CDS Index

Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$(1,679,264)	$–	$–	$ (1,679,264)

Maximum potential amount of future payments	–	6,168,900	–	–	6,168,900
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	–	–	–	–	–
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$–	$–	$–	$–	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	–	–	–	–

301-400	–	–	–	–	–	–

Greater than 400	3,400,000	–	2,768,900	–	–	6,168,900

Total	$3,400,000	$–	$2,768,900	$ –	$–	$6,168,900

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund
Written Credit Derivative Contracts		Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$–	$–	$(1,378,312)	$–	$(1,378,312)

Maximum potential amount of future payments	–	–	21,564,000	–	21,564,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	–	–	–	–	–
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$–	$–	$–	$ –	$–	$–

101-200	–	–	–	–	–	–

201-300	–	–	–	–	1,125,000	1,125,000

301-400	–	–	–	–	–	–

Greater than 400	–	–	–	–	20,439,000	20,439,000

Total	$–	$–	$–	$–	$21,564,000	$21,564,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	335

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2019 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/			Statements of Assets and Liabilities/
	Consolidated Statement of Assets and			Consolidated Statement of Assets and
	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Global Managed Volatility Fund

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$376	*	Net Assets — Unrealized depreciation on futures contracts	$8	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,437		Unrealized loss on forward foreign currency contracts	429
Total derivatives not accounted for as hedging instruments		$3,813			$437

World Equity Ex-US Fund

Equity rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,807	*	Net Assets — Unrealized depreciation on futures contracts	$363	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	794		Unrealized loss on forward foreign currency contracts	703
Total derivatives not accounted for as hedging instruments		$2,601			$1,066

World Select Equity Fund

Equity rate contracts	Net Assets — Unrealized appreciation on futures contracts	$3,459	*	Net Assets — Unrealized depreciation on futures contracts	$3,745	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,261		Unrealized loss on forward foreign currency contracts	1,411
Total derivatives not accounted for as hedging instruments		$4,720			$5,156

Core Fixed Income Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$5,740	*	Net Assets — Unrealized depreciation on futures contracts	$2,113	*
	Net Assets — Unrealized appreciation on swap contracts	4,389	†	Net Assets — Unrealized depreciation on swap contracts	2,237	†
	Options purchased, at value	720		Options written, at value	1,047
	Swaptions purchased, at value	—		Swaptions written, at value	22
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	664	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	26		Unrealized loss on forward foreign currency contracts	657
Total derivatives not accounted for as hedging instruments		$11,539			$6,076

High Yield Bond Fund

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	$247	†	Net Assets — Unrealized depreciation on swap contracts	$758	†
Total derivatives not accounted for as hedging instruments		$247			$758

336	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/			Statements of Assets and Liabilities/
	Consolidated Statement of Assets and			Consolidated Statement of Assets and
	Liabilities Location	Fair Value		Liabilities Location	Fair Value

Emerging Markets Debt Fund

Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$6,124	†	Net Assets — Unrealized depreciation on swap contracts	$1,790	†
	Net Assets — Unrealized appreciation on future contracts	1,105	*	Net Assets — Unrealized depreciation on future contracts	833	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	17	†	Net Assets — Unrealized depreciation on swap contracts	1,855	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	8,240		Unrealized loss on forward foreign currency contracts	12,545
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	1,079	†
	Options purchased, at value	166		Options written, at value	—
Total derivatives not accounted for as hedging instruments		$15,652			$18,152

Dynamic Asset Allocation Fund

Interest rate contracts	Swaptions purchased, at value	$6,170		Swaptions written, at value	$—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	5,072	*
	Options purchased, at value	188		Options written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	160		Unrealized loss on forward foreign currency contracts	9,260
Total derivatives not accounted for as hedging instruments		$6,518			$14,332

Multi-Asset Real Return Fund

Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$125	*	Net Assets — Unrealized depreciation on futures contracts	$8	*
	Net Assets — Unrealized appreciation on swap contracts	101	†	Net Assets — Unrealized depreciation on swap contracts	1,544	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	1,732	*
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	987	†	Net Assets — Unrealized depreciation on swaps contracts	514	†
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,525	*	Net Assets — Unrealized depreciation on futures contracts	4,030	*
	Net Assets — Unrealized appreciation on swap contracts	17	†	Net Assets — Unrealized depreciation on swap contracts	796	†
	Options purchased, at value	164		Options written, at value	180
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	136		Unrealized loss on forward foreign currency contracts	100
Total derivatives not accounted for as hedging instruments		$3,055			$8,904

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	337

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2019.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$—	$—	$—	$2,581	$—	$2,581
Equity contracts	—	—	4,924	—	—	4,924
Total	$—	$—	$4, 924	$2,581	$—	$7,505

World Equity Ex-US Fund

Interest rate contracts	$—	$—	$1,792	$—	—	$1,792
Foreign exchange contracts	—	—	—	1,219	—	1,219
Equity contracts	—	—	14,378	—	—	14,378
Total	$—	$—	$16,170	$1,219	$—	$17,389

World Select Equity Fund

Foreign exchange contracts	$—	$(2,152)	$—	$597	$—	$(1,555)
Equity contracts	—	—	8,185	—	—	8,185
Total	$—	$(2,152)	$8,185	$597	$—	$6,630

Core Fixed Income Fund

Interest rate contracts	$—	$3,927	$13,704	$—	$(20,966)	$(3,335)
Foreign exchange contracts	—	—	—	(1,632)	—	(1,632)
Credit contracts	—	—	—	—	2,019	2,019
Total	$—	$3,927	$13,704	$(1,632)	$(18,947)	$(2,948)

High Yield Bond Fund

Interest rate contracts	$—	$—	$—	$—	$(1,419)	$(1,419)
Credit contracts	—	—	—	—	(493)	(493)
Total	$—	$—	$—	$—	$(1,912)	$(1,912)

Emerging Markets Debt Fund

Interest rate contracts	$—	$—	$(1,524)	$—	$1,093	$(431)
Foreign exchange contracts	—	—	—	(6,089)	180	(5,909)
Total	$—	$—	$(1,524)	$(6,089)	$1,273	$(6,340)

Dynamic Asset Allocation Fund

Foreign exchange contracts	$—	$—	$—	$22,885	$—	$22,885
Equity contracts	—	—	(31,278)	—	—	(31,278)
Commodity contracts	—	—	—	—	(6,128)	(6,128)
Total	$—	$—	$(31,278)	$22,885	$(6,128)	$(14,521)

Multi-Asset Real Return Fund

Interest rate contracts	$—	$—	$(2,343)	$—	$(826)	$(3,169)
Foreign exchange contracts	—	—	—	(135)	—	(135)
Credit contracts	—	—	—	—	162	162
Equity contracts	—	—	(2,532)	—	—	(2,532)
Commodity contracts	—	—	(2,570)	—	(629)	(3,199)
Total	$—	$—	$(7,445)	$(135)	$(1,293)	$(8,873)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$—	$—	$—	$(49)	$—	$(49)
Equity contracts	—	—	1,681	—	—	1,681
Total	$—	$—	$1,681	$(49)	$—	$1,632

World Equity Ex-US Fund

Foreign exchange contracts	$—	$—	$—	$(1,050)	$—	$(1,050)
Equity contracts	—	—	4,674	—	—	4,674
Total	$—	$—	$4,674	$(1,050)	$—	$3,624

338	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

World Select Equity Fund

Foreign exchange contracts	$–	$56	$–	$666	$–	$722
Equity contracts	–	–	(4,876)	–	–	(4,876)
Total	$–	$56	$(4,876)	$666	$–	$(4,154)

Core Fixed Income Fund

Interest rate contracts	$10	$(471)	$(5,124)	$–	$13,061	$7,476
Foreign exchange contracts	–	–	–	(223)	–	(223)
Credit contracts	–	–	–	–	1,059	1,059
Total	$10	$(471)	$(5,124)	$(223)	$14,120	$8,312

High Yield Bond Fund

Interest rate contracts	$–	$–	$–	$–	$178	$178
Credit contracts	–	–	–	–	(1,055)	(1,055)
Total	$–	$–	$–	$–	$(877)	$(877)

Emerging Markets Debt Fund

Interest rate contracts	$–	$–	$1,301	$–	$2,689	$3,990
Foreign exchange contracts	–	(209)	–	(340)	(1,058)	(1,607)
Credit contracts	–	–	–	–	(1,480)	(1,480)
Total	$–	$(209)	$1,301	$(340)	$151	$903

Dynamic Asset Allocation Fund

Interest rate contracts	$(3,017)	$–	$–	$–	$–	$(3,017)
Foreign exchange contracts	–	–	–	(21,455)	–	(21,455)
Equity contracts	–	(1,077)	9,147	–	–	8,070
Commodity contracts	–	–	–	–	2,968	2,968
Total	$(3,017)	$(1,077)	$9,147	$(21,455)	$2,968	$(13,434)

Multi-Asset Real Return Fund

Interest rate contracts	$–	$–	$1,293	$–	$(754)	$539
Foreign exchange contracts	–	–	–	(57)	–	(57)
Credit contracts	–	–	–	–	569	569
Equity contracts	–	–	(2,283)	–	–	(2,283)
Commodity contracts	–	(412)	2,888	–	(4)	2,472
Total	$–	$(412)	$1,898	$(57)	$(189)	$1,240

The following table discloses the volume of the Funds’ futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended November 30, 2019 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$9,461	$33,557	$28,695	$101,532	$16,362
Ending Notional Balance Long	2,984	10,900	25,146	98,272	12,460

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$821	$743	$11,138	$5,833	$9,558
Ending Notional Balance Long	1,642	1,485	75,130	8,208	6,403

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$23,938	$131,630	$1,040	$88,964
Average Notional Balance Short	–	–	–	73,206
Ending Notional Balance Long	14,804	60,989	1,152	88,355
Ending Notional Balance Short	–	–	–	66,746

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	339

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts: (continued)
Interest Contracts
Average Notional Balance Long	$2,609	$88,748	$249	$3,060
Average Notional Balance Short	5,219	–	–	–
Ending Notional Balance Long	–	–	498	6,120

Forward Foreign Currency Contracts:
Average Notional Balance Long	609,018	177,641	–	496,394
Average Notional Balance Short	606,122	176,392	–	496,422
Ending Notional Balance Long	619,901	184,593	–	469,483
Ending Notional Balance Short	616,892	184,502	–	469,633
Options:
Currency
Average Notional Balance Short†	–	–	–	36
Ending Notional Balance Short†	–	–	–	71

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$27,533	$–	$–	$–
Ending Notional Balance Long	10,867	–	–	–

Interest Contracts
Average Notional Balance Long	–	4,076	1,958,880	–
Average Notional Balance Short	–	22,473	966,440	–
Ending Notional Balance Long	–	833	2,263,711	–
Ending Notional Balance Short	–	20,170	880,882	–

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	62,293	–
Average Notional Balance Short	–	–	64,129	–
Ending Notional Balance Long	–	–	62,493	–
Ending Notional Balance Short	–	–	63,124	–
Swaps:
Credit Contracts
Average Notional Balance Long	–	–	–	29,241
Average Notional Balance Short	–	–	153,000	17,189
Ending Notional Balance Long	–	–	–	28,500
Ending Notional Balance Short	–	–	134,820	17,189

Interest Contracts
Average Notional Balance	–	–	742,310	–
Ending Notional Balance	–	–	725,292	–
Options:
Interest
Average Notional Balance Long†	–	–	1,087	–
Average Notional Balance Short†	–	–	1,456	–
Ending Notional Balance Long†	–	–	788	–
Ending Notional Balance Short†	–	–	1,484	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Long	$283,037	$672,708	$10,421	$85,224
Average Notional Balance Short	115,446	319,377	5,125	37,982
Ending Notional Balance Long	304,578	726,791	10,402	89,279
Ending Notional Balance Short	107,181	304,868	5,081	34,805

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,339,969
Average Notional Balance Short	–	–	–	1,343,719
Ending Notional Balance Long	–	–	–	1,222,937
Ending Notional Balance Short	–	–	–	1,227,222

340	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Swaps:
Credit Contracts
Average Notional Balance Short	$–	$–	$–	$6,169
Ending Notional Balance Short	–	–	–	6,169

Interest Contracts
Average Notional Balance	–	–	–	330,783
Ending Notional Balance	–	–	–	340,824

Foreign Exchange Contracts
Average Notional Balance Long	–	–	–	5,045
Average Notional Balance Short	–	–	–	5,071
Ending Notional Balance Long	–	–	–	7,106
Ending Notional Balance Short	–	–	–	7,139

Options:
Currency
Average Notional Balance Long†	–	–	–	376
Ending Notional Balance Long†	–	–	–	376

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$–	$–	$–	$127,161
Average Notional Balance Short	–	–	–	17,267
Ending Notional Balance Long	–	–	–	127,486
Ending Notional Balance Short	–	–	–	22,112

Equity Contracts
Average Notional Balance Long	–	–	15,871	–
Average Notional Balance Short	–	–	36,839	40,661
Ending Notional Balance Short	–	–	73,678	39,734

Interest Contracts
Average Notional Balance Long	96,896	2,097	–	2,276
Average Notional Balance Short	–	11,916	–	110,590
Ending Notional Balance Long	91,847	–	–	3,561
Ending Notional Balance Short	–	13,109	–	125,637

Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	979,642	35,622
Average Notional Balance Short	–	–	976,227	35,681
Ending Notional Balance Long	–	–	826,857	28,024
Ending Notional Balance Short	–	–	835,957	27,989

Swaps:
Total Return Contracts
Average Notional Balance Long	–	–	–	36,126
Ending Notional Balance Long	–	–	–	36,652

Credit Contracts
Average Notional Balance Long	–	–	–	19,961
Average Notional Balance Short	–	–	–	20,632
Ending Notional Balance Long	–	–	–	19,961
Ending Notional Balance Short	–	–	–	21,564

Interest Contracts
Average Notional Balance	–	–	–	93,154
Ending Notional Balance	–	–	–	91,962

Options:
Commodity
Average Notional Balance Long†	–	–	–	308

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	341

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

	Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
Options: (continued)
Average Notional Balance Short†	$	–	$	–	$	–	$128
Ending Notional Balance Long†		–		–		–	432
Ending Notional Balance Short†		–		–		–	187
Equity
Average Notional Balance Long†		–		–		632	–
Ending Notional Balance Long†		–		–		1,265	–
Interest
Average Notional Balance Long†		–		–		6,951	–
Ending Notional Balance Long†		–		–		6,951	–

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2019 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities

	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability

Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$ –	$ –	$ –	$ –	$ –	$ 1	$ –	$ 1
S&P 500 Index Fund	–	–	–	–	–	330	–	330
Extended Market Index Fund	–	–	–	–	–	115	–	115

342	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Small Cap II Fund	$ –	$ –	$ –	$–	$ –	$1	$ –	$1
Small/Mid Cap Equity Fund	–	–	–	–	–	1	–	1
U.S. Managed Volatility Fund	–	–	–	–	–	25	–	25
Global Managed Volatility Fund	–	–	–	–	–	62	–	62
World Equity Ex-US Fund	–	–	–	–	–	497	–	497
Screened World Equity Ex-US Fund	–	–	–	–	–	8	–	8
World Select Equity Fund	–	818	–	818	–	367	–	367
Emerging Markets Equity Fund	–	–	–	–	–	188	–	188
Core Fixed Income Fund	720	984	536	2,240	1,047	2,069	31	3,147
High Yield Bond Fund	–	–	8	8	–	–	3	3
Long Duration Fund	–	210	–	210	–	375	–	375
Long Duration Credit Fund	–	586	–	586	–	647	–	647
Ultra Short Duration Bond Fund	–	9	–	9	–	–	–	–
Emerging Markets Debt Fund	166	77	99	342	–	102	42	144
Limited Duration Bond Fund	–	40	–	40	–	–	–	–
Intermediate Duration Credit Fund	–	17	–	17	–	–	–	–
Dynamic Asset Allocation Fund	188	253	–	441	–	–	–	–
Multi-Asset Real Return Fund	164	971	27	1,162	180	2,816	38	3,034

Securities with an aggregate market value of $0 ($ Thousands) have been pledged and $55,550 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2019.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$133	$133
Large Cap Disciplined Equity Fund	–	410	410
Large Cap Index Fund	–	1,043	1,043
S&P 500 Index Fund	–	4,561	4,561
Extended Market Index Fund	–	463	463
Small Cap II Fund	–	63	63
Small/Mid Cap Equity Fund	–	284	284
U.S. Equity Factor Allocation Fund	–	166	166
U.S. Managed Volatility Fund	–	334	334
Global Managed Volatility Fund	–	1,346	1,346
World Equity Ex-US Fund	–	3,877	3,877
Screened World Equity Ex-US Fund	–	37	37
World Select Equity Fund	–	7,000	7,000
Emerging Markets Equity Fund	–	626	626
Opportunistic Income Fund	–	93	93
Core Fixed Income Fund	–	12,781	12,781
High Yield Bond Fund	–	3,420	3,420
Long Duration Fund	–	30	30
Ultra Short Duration Bond Fund	–	30	30
Emerging Markets Debt Fund	–	3,636	3,636
Dynamic Asset Allocation Fund	–	7,260	7,260
Multi-Asset Real Return Fund	–	7,957	7,957
Total	$–	$55,550	$55,550

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	343

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2019 ($ Thousands):

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Global Managed Volatility	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

Brown Brothers Harriman	$ 3,439	$ —	$ —	$ 3,439	$ 430	$ —	$ —	$—	$ 430	$3,009	$—	$3,009

Total Over the Counter	$ 3,439	$ —	$ —	$ 3,439	$ 430	$ —	$ —	$—	$ 430

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
World Equity Ex-US Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

Goldman Sachs	$ 150	$ —	$ —	$ 150	$ 36	$ —	$ —	$ —	$ 36	$ 114	$—	$ 114

Morgan Stanley	460	—	—	460	484	—	—	—	484	(24)	—	(24)

RBS	184	—	—	184	183	—	—	—	183	1	—	1

Total Over the Counter	$ 794	$ —	$ —	$ 794	$ 803	$ —	$ —	$ —	$ 803

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
World Select Equity Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

Brown Brothers Harriman	$ 1,261	$ —	$ —	$ 1,261	$ 1,411	$ —	$ —	$ —	$ 1,411	$(150)	$—	$ (150)

Total Over the Counter	$ 1,261	$ —	$ —	$ 1,261	$ 1,411	$ —	$ —	$ —	$ 1,511

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Core Fixed Income Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

BNP Paribas	$ —	$ —	$ —	$ —	$ 5	$ —	$ —	$ —	$ 5	$ (5)	$—	$ (5)

Citigroup	26	—	—	26	652	22	—	—	674	(648)	—	(648)

Total Over the Counter	$ 26	$ —	$ —	$ 26	$ 657	$ 22	$ —	$ —	$ 679

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Emerging Markets Debt Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

Barclays PLC	$ 213	$ —	$ —	$ 213	$ 585	$ —	$ —	$ —	$ 585	$ (372)	$—	$ (372)

BT Brokerage	54	—	—	54	516	—	—	—	516	(462)	—	(462)

Citibank	—	—	—	—	—	—	72	—	72	(72)	—	(72)

Citigroup	2,337	—	119	2,456	6,504	—	—	—	6,504	(4,048)	—	(4,048)

Credit Suisse	—	—	14	14	—	—	—	—	—	147	—	147

Goldman Sachs	2,297	—	3,380	5,677	1,569	—	1,585	—	3,154	2,523	—	2,523

JPMorgan Chase Bank	1,636	—	1,632	3,268	1,647	—	2,230	—	3,877	(609)	—	(609)

Merrill Lynch	200	—	—	200	254	—	—	—	254	(54)	—	(54)

Standard Bank	311	—	—	311	389	—	—	—	389	(78)	—	(78)

Standard Chartered	730	—	—	730	945	—	—	—	945	(215)	—	(215)

State Street	462	—	—	462	136	—	—	—	136	326	—	326

Total Over the Counter	$ 8,240	$ —	$ 5,145	$ 13,385	$ 12,545	$ —	$ 3,887	$ —	$16,432

344	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Dynamic Asset	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Allocation Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)
Bank of America	$ 12	$ 6,170	$ –	$ 6,182	$ 8,578	$ –	$ –	$ –	$ 8,578	$ (2,396)	$ –	$ (2,396)
Barclays PLC	136	–	–	136	531	–	–	–	531	(395)	–	(395)
BMO Capital	–	–	–	–	118	–	–	–	118	(118)	–	(118)
Morgan Stanley	12	–	–	12	33	–	–	–	33	(21)	–	(21)
Total Over the Counter	$ 160	$ 6,170	$ –	$6,330	$ 9,260	$ –	$ –	$ –	$ 9,260

		Financial Derivative Assets				Financial Derivative Liabilities

	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Multi-Asset Real Return Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(1)	Exposures(2)

Bank of America	$ –	$ –	$ –	$ –	$ 6	$ –	$ –	$ –	$ 6	$ (6)	$ –	$ (6)
Barclays PLC	–	–	–	–	11	–	–	–	11	(11)	–	(11)
Brown Brothers Harriman	42	–	–	42	–	–	–	–	–	42	–	42
Chase Securities	–	–	–	–	–	–	–	83,501	83,501	(83,501)	83,501	–
Citigroup	91	–	505	596	41	–	253	–	294	302	–	302
Credit Suisse	3	–	155	158	2	–	71	–	73	85	–	85
Deutsche Bank	–	–	43	43	–	–	106	–	106	(63)	–	(63)
Goldman Sachs	–	–	226	226	–	–	25	–	25	201	–	201
HSBC	–	–	–	–	–	–	–	144,790	144,790	(144,790)	144,790	–
JPMorgan Chase	–	–	58	58	–	–	–	–	–	58	–	58
Macquarie Bank Limited	–	–	4	4	–	–	259	–	259	(255)	–	(255)
Merrill Lynch	–	–	13	13	–	–	259	–	259	(246)	–	(246)
Morgan Stanley	–	–	–	–	31	–	–	–	31	(31)	–	(31)
RBS	–	–	–	–	9	–	–	–	9	(9)	–	(9)
Societe Generale	–	–	–	–	–	–	278	–	278	(278)	–	(278)
Total Over the Counter	$ 136	$ –	$ 1,004	$ 1,140	$ 100	$ –	$ 1,251	$ 228,291	$ 229,642

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)

 Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2019 ($ Thousands)	% of Total Net Assets at November 30, 2019
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$94,827	4.6%

Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$154,710	16.8%

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	345

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2019, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.43
Small Cap II Fund	0.65	0.42
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.28
Screened World Equity Ex-US Fund	0.65	0.24
World Select Equity Fund	0.55	0.28
Emerging Markets Equity Fund	1.05	0.55
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.27
Long Duration Fund	0.30	0.13
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.37
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.18

As of November 30, 2019, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

AJO, L.P.

Coho Partners, Ltd.

Fred Alger Management, Inc

LSV Asset Management*

Mar Vista Investment Partners, LLC

Schafer Cullen Capital Management

Large Cap Disciplined Equity Fund

AJO, L.P.

AQR Capital Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Quantitative Management Associates, LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom International Investors, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LSV Asset Management*

Martingale Asset Management L.P.

William Blair Investment Management, LLC

Small Cap II Fund

ArrowMark Colorado Holdings, LLC

Copeland Capital Management, LLC

EAM Investors, LLC

LMCG Investments, LLC

Snow Capital Management, L.P.

Small/Mid Cap Equity Fund

361 Capital LLC

ArrowMark Colorado Holdings, LLC

Axiom International Investors, LLC

Cardinal Capital Management LLC

Copeland Capital Management, LLC

LSV Asset Management*

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management, LLC

LSV Asset Management*

Wells Capital Management, Inc.

World Equity Ex-US Fund

Acadian Asset Management, LLC

AllianceBernstein, L.P.

346	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Bailie Gifford Overseas Ltd.

BlackRock International, Ltd.

EARNEST Partners LLC

J O Hambro Capital Management Limited

McKinley Capital Management, LLC

Wells Capital Management, Inc.

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

EARNEST Partners LLC

McKinley Capital Management, LLC

World Select Equity Fund

AS Trigon Asset Management

Fiera Capital Inc.

Fondmaeglerselskabet Maj Invest A/S

INTECH Investment Management LLC

LSV Asset Management*

Mackenzie Investments

Metropole Gestion SA

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Towle & Co.

Emerging Markets Equity Fund

AllianceBernstein L.P.

Causeway Capital Management LLC

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

RWC Asset Advisor (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Management, LLC

Manulife Investment Management (US), LLC

Schroder Investment Management North America, Inc.

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Wells Capital Management, Inc.

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management Americas, Inc.

Metropolitan West Asset Management LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Investec Asset Management Ltd.

Marathon Asset Management L.P.

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, L.P.

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investments

Credit Suisse Asset Management, LLC

QS Investors, LLC

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2019, were as follows ($ Thousands):

Small Cap II Fund	$1
U.S. Equity Factor Allocation Fund	56
World Equity Ex-US Fund	26
World Select Equity Fund	15

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	347

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and Intermediate Duration Credit Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2019, were as follows ($ Thousands):

Large Cap Fund	$196
Small Cap Fund	187
Small/Mid Cap Equity Fund	631
Global Managed Volatility Fund	1,623
U.S. Managed Volatility Fund	906
World Select Equity Fund	79

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2019, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government

Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

At November 30, 2019, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	3,517	11,152	3,503	19,510	815	1,213	46,094	48,473
Shares Issued in Lieu of Dividends and Distributions	715	20,723	914	55,692	84	1,655	2,619	12,171
Shares Redeemed	(15,191)	(30,186)	(46,584)	(103,456)	(1,855)	(3,389)	(30,880)	(76,938)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(10,959)	1,689	(42,167)	(28,254)	(956)	(521)	17,833	(16,294)

348	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	16,230	14,879	1,108	2,457	3,627	3,415	3,745	12,969
Shares Issued in Lieu of Dividends and Distributions	436	3,703	115	4,613	136	7,369	667	24,522
Shares Redeemed	(7,866)	(16,491)	(3,812)	(7,553)	(5,460)	(10,293)	(14,341)	(39,901)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	8,800	2,091	(2,589)	(483)	(1,697)	491	(9,929)	(2,410)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund(1)		World Equity Ex-US Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	2,663	65,721	11,787	13,680	25,969	58,552	39,833	137,216
Shares Issued in Lieu of Dividends and Distributions	783	884	1,143	15,196	—	14,165	—	34,987
Shares Redeemed	(18,287)	(5,954)	(12,778)	(27,874)	(22,862)	(44,054)	(51,646)	(104,014)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(14,841)	60,651	152	1,002	3,107	28,663	(11,813)	68,189

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	252	1,396	2,305	8,205	14,573	21,718	5,022	16,715
Shares Issued in Lieu of Dividends and Distributions	—	241	—	10,571	—	10,554	3,446	7,210
Shares Redeemed	(382)	(1,761)	(43,471)	(23,361)	(13,647)	(17,820)	(32,456)	(80,038)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(130)	(124)	(41,166)	(4,585)	926	14,452	(23,988)	(56,113)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	69,617	119,337	16,079	31,311	4,788	48,306	5,874	61,447
Shares Issued in Lieu of Dividends and Distributions	10,373	21,747	9,465	22,357	2,829	10,139	6,573	16,457
Shares Redeemed	(48,109)	(116,431)	(33,158)	(72,997)	(22,413)	(132,696)	(27,574)	(85,717)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	31,881	24,653	(7,614)	(19,329)	(14,796)	(74,251)	(15,127)	(7,813)

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	6,313	17,984	13,521	41,207	5,272	16,015	9,459	39,439
Shares Issued in Lieu of Dividends and Distributions	689	1,281	3,989	3,730	482	487	1,845	3,893
Shares Redeemed	(4,384)	(23,065)	(27,014)	(48,257)	(4,657)	(5,100)	(30,118)	(30,958)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	2,618	(3,800)	(9,504)	(3,320)	1,097	11,402	(18,814)	12,374

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	349

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019	6/1/2019 to 11/30/2019 (Unaudited)	6/1/2018 to 5/31/2019
Class A:
Shares Issued	9,211	86,774	2,481	8,555	9,246	18,097
Shares Issued in Lieu of Dividends and Distributions	4,494	9,426	—	2,153	—	3,834
Shares Redeemed	(28,366)	(68,334)	(26,612)	(20,120)	(9,583)	(26,271)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(14,661)	27,866	(24,131)	(9,412)	(337)	(4,340)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$344,391	$344,391
Sales	—	500,976	500,976
Large Cap Disciplined Equity Fund
Purchases	—	1,204,241	1,204,241
Sales	—	1,680,311	1,680,311
Large Cap Index Fund
Purchases	—	211,713	211,713
Sales	—	375,237	375,237
S&P 500 Index Fund
Purchases	—	711,582	711,582
Sales	—	393,476	393,476
Extended Market Index Fund
Purchases	—	434,850	434,850
Sales	—	235,058	235,058
Small Cap Fund
Purchases	—	167,090	167,090
Sales	—	200,968	200,968
Small Cap II Fund
Purchases	—	213,490	213,490
Sales	—	237,790	237,790
Small/Mid Cap Equity Fund
Purchases	—	653,678	653,678
Sales	—	744,411	744,411
U.S. Equity Factor Allocation Fund
Purchases	—	177,676	177,676
Sales	—	337,292	337,292
U.S. Managed Volatility Fund
Purchases	—	181,623	181,623
Sales	—	184,607	184,607
Global Managed Volatility Fund
Purchases	—	580,743	580,743
Sales	—	480,601	480,601
World Equity Ex-US Fund
Purchases	—	2,862,274	2,862,274
Sales	—	2,766,079	2,766,079
Screened World Equity Ex-US Fund
Purchases	—	26,111	26,111
Sales	—	24,830	24,830

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
World Select Equity Fund
Purchases	$ —	$188,935	$188,935
Sales	—	573,912	573,912
Emerging Markets Equity Fund
Purchases	—	370,507	370,507
Sales	—	294,926	294,926
Opportunistic Income Fund
Purchases	25,941	122,129	148,070
Sales	35,328	223,780	259,108
Core Fixed Income Fund
Purchases	11,497,547	1,256,526	12,754,073
Sales	11,093,820	1,174,034	12,267,854
High Yield Bond Fund
Purchases	—	840,890	840,890
Sales	—	879,410	879,410
Long Duration Fund
Purchases	521,762	121,548	643,310
Sales	539,297	212,269	751,566
Long Duration Credit Fund
Purchases	691,748	428,726	1,120,474
Sales	712,379	522,729	1,235,108
Ultra Short Duration Bond Fund
Purchases	—	115,413	115,413
Sales	—	108,877	108,877
Emerging Markets Debt Fund
Purchases	4,522	892,298	896,820
Sales	7,918	910,663	918,581
Real Return Fund
Purchases	65,618	—	65,618
Sales	61,438	—	61,438
Limited Duration Bond Fund
Purchases	678,086	241,074	919,160
Sales	546,113	350,089	896,202
Intermediate Duration Credit Fund
Purchases	1,044,624	564,591	1,609,215
Sales	1,117,171	613,989	1,731,160
Dynamic Asset Allocation Fund
Purchases	—	72,414	72,414
Sales	—	530,074	530,074
Multi-Asset Real Return Fund
Purchases	114,152	53,963	168,115
Sales	92,657	64,043	156,700

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and

350	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2019 were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2019	$83,505	$215,389	$–	$298,894
	2018	73,253	273,434	–	346,687
Large Cap Disciplined Equity Fund
	2019	108,507	459,588	–	568,095
	2018	155,301	289,435	–	444,736
Large Cap Index Fund
	2019	45,210	237,665	–	282,875
	2018	53,158	46,650	–	99,808
S&P 500 Index Fund
	2019	92,740	86,825	–	179,565
	2018	95,618	14,510	–	110,128
Extended Market Index Fund
	2019	22,120	30,849	–	52,969
	2018	20,019	26,141	–	46,160
Small Cap Fund
	2019	16,389	45,815	–	62,204
	2018	8,555	37,346	–	45,901
Small Cap II Fund
	2019	17,362	53,128	–	70,490
	2018	9,556	45,579	–	55,135
Small/Mid Cap Equity Fund
	2019	48,058	195,949	–	244,007
	2018	56,713	140,167	–	196,880
U.S. Equity Factor Allocation Fund
	2019	9,556	–	–	9,556
	2018	–	–	–	–
U.S. Managed Volatility Fund
	2019	52,640	146,324	–	198,964

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	351

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
	2018	$51,841	$106,838	$–	$158,679
Global Managed Volatility Fund
	2019	95,851	63,221	–	159,072
	2018	59,293	27,107	–	86,400
World Equity Ex-US Fund
	2019	181,960	223,055	–	405,015
	2018	170,185	25,221	–	195,406
Screened World Equity Ex-US Fund
	2019	3,880	–	–	3,880
	2018	2,086	–	–	2,086
World Select Equity Fund
	2019	68,984	28,083	–	97,067
	2018	16,274	2,794	–	19,068
Emerging Markets Equity Fund
	2019	41,349	55,510	–	96,859
	2018	32,051	–	–	32,051
Opportunistic Income Fund
	2019	60,320	–	–	60,320
	2018	84,466	–	–	84,466
Core Fixed Income Fund
	2019	222,818	–	–	222,818
	2018	179,674	–	–	179,674
High Yield Bond Fund
	2019	197,603	–	–	197,603
	2018	210,047	–	–	210,047
Long Duration Fund
	2019	77,501	6,378	–	83,879
	2018	78,788	11,123	–	89,911
Long Duration Credit Fund
	2019	159,278	3,070	–	162,348
	2018	152,524	20,433	–	172,957
Ultra Short Duration Bond Fund
	2019	12,835	–	–	12,835
	2018	9,823	–	–	9,823
Emerging Markets Debt Fund
	2019	36,600	–	–	36,600
	2018	148,794	–	–	148,794
Real Return Fund
	2019	4,593	–	–	4,593
	2018	3,375	–	–	3,375
Limited Duration Bond Fund
	2019	39,239	–	–	39,239
	2018	24,919	–	–	24,919
Intermediate Duration Credit Fund
	2019	92,910	–	–	92,910
	2018	60,200	–	–	60,200
Dynamic Asset Allocation Fund
	2019	15,590	25,215	–	40,805
	2018	74,881	20,271	–	95,152
Multi-Asset Real Return Fund
	2019	31,060	–	–	31,060
	2018	14,386	–	–	14,386

352	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

As of May 31, 2019, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$1,851	$57,722	$–	$–	$–	$132,286	$–	$191,859
Large Cap Disciplined Equity Fund	–	94,141	–	–	–	164,388	(5)	258,524
Large Cap Index Fund	4,860	132,610	–	–	–	962,863	(1)	1,100,332
S&P 500 Index Fund	13,485	48,108	–	–	–	1,060,550	(1)	1,122,142
Extended Market Index Fund	885	15,137	–	–	–	149,282	1	165,305
Small Cap Fund	658	11,484	–	(6,993)	–	13,808	–	18,957
Small Cap II Fund	729	3,931	–	–	–	(5,973)	1	(1,312)
Small/Mid Cap Equity Fund	–	66,182	–	(24,626)	–	33,375	–	74,931
U.S. Equity Factor Allocation Fund	3,381	–	(11,177)	–	–	7,904	–	108
U.S. Managed Volatility Fund	748	35,087	–	–	–	169,942	–	205,777
Global Managed Volatility Fund	44,202	28,836	–	–	–	81,539	(4)	154,573
World Equity Ex-US Fund	108,118	–	(38,065)	(76,977)	–	740,965	(3)	734,038
Screened World Equity Ex-US Fund	81	–	(455)	(825)	–	6,071	–	4,872
World Select Equity Fund	12,623	–	–	(29,629)	–	(59,581)	(3)	(76,590)
Emerging Markets Equity Fund	8,171	–	(34,257)	–	–	57,065	–	30,979
Opportunistic Income Fund	18,613	–	(23,670)	–	–	339	2	(4,716)
Core Fixed Income Fund	17,776	–	(32,013)	–	–	143,526	(72,167)	57,122
High Yield Bond Fund	28,889	–	(100,547)	–	–	(121,396)	(13,348)	(206,402)
Long Duration Fund	11,319	–	–	–	–	102,808	(28,269)	85,858
Long Duration Credit Fund	11,548	–	(19,451)	(24,995)	–	179,724	(25,588)	121,238
Ultra Short Duration Bond Fund	1,122	–	(4,393)	(350)	–	1,344	(1,138)	(3,415)
Emerging Markets Debt Fund	4,646	–	(28,365)	(23,670)	–	(110,167)	(17,824)	(175,380)
Real Return Fund	2,008	–	(5,680)	–	–	908	(596)	(3,360)
Limited Duration Bond Fund	87	–	(7,618)	–	–	6,219	(60)	(1,372)
Intermediate Duration Credit Fund	134	–	(29,086)	–	–	70,502	(4,844)	36,706
Dynamic Asset Allocation Fund	29,221	35,970	–	–	–	935,364	(32,753)	967,802
Multi-Asset Real Return Fund	4,403	–	(30,305)	(12,750)	–	10,684	(93,130)	(121,098)

Post-October losses represent losses realized on investment transactions from November 1, 2018 through May 31, 2019 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended May 31, 2019, the Core Fixed Income Fund, Ultra Short Duration Bond Fund, and Real Return Fund utilized capital loss carryforwards to offset capital gains of $114,603 ($ Thousands), $13 ($ Thousands) and $175 ($ Thousands), respectively. The Opportunistic Income Fund had expired capital losses in the amount of $19,071 ($ Thousands) for the year ended May 31, 2019.

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
U.S. Equity Factor Allocation Fund	$10,614	$563	$11,177
World Equity Ex-US Fund	38,065	–	38,065
Screened World Equity Ex-US Fund	455	–	455
Emerging Markets Equity Fund	34,257	–	34,257
Opportunistic Income Fund	1,188	22,482	23,670
Core Fixed Income Fund	–	32,013	32,013
High Yield Bond Fund	6,332	94,215	100,547
Long Duration Credit Fund	–	19,451	19,451
Ultra Short Duration Bond Fund	1,303	3,090	4,393
Emerging Markets Debt Fund	21,209	7,156	28,365
Real Return Fund	617	5,063	5,680
Limited Duration Bond Fund	3,314	4,304	7,618
Intermediate Duration Credit Fund	–	29,086	29,086
Multi-Asset Real Return Fund	30,305	–	30,305

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of investments owned at November 30, 2019, and the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	353

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2019

net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2019, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$829,710	$252,490	$(21,312)	$231,178
Large Cap Disciplined Equity Fund	1,482,331	347,706	(14,887)	332,819
Large Cap Index Fund	635,751	1,082,425	(21,740)	1,060,685
S&P 500 Index Fund	3,175,835	1,820,056	(127,028)	1,693,028
Extended Market Index Fund	1,060,817	350,071	(94,644)	255,427
Small Cap Fund	242,665	45,149	(14,023)	31,126
Small Cap II Fund	362,771	51,503	(20,316)	31,187
Small/Mid Cap Equity Fund	1,182,758	215,278	(56,362)	158,916
U.S. Equity Factor Allocation Fund	692,102	117,019	(7,869)	109,150
U.S. Managed Volatility Fund	1,022,882	311,633	(26,679)	284,954
Global Managed Volatility Fund	2,459,902	376,156	(76,742)	299,414
World Equity Ex-US Fund	7,477,257	1,749,072	(351,815)	1,397,257
Screened World Equity Ex-US Fund	91,242	19,411	(5,403)	14,008
World Select Equity Fund	602,046	75,516	(34,327)	41,189
Emerging Markets Equity Fund	919,985	200,377	(65,786)	134,591
Opportunistic Income Fund	1,184,952	13,659	(13,061)	598
Core Fixed Income Fund	7,829,844	217,293	(20,200)	197,093
High Yield Bond Fund	2,629,106	115,840	(131,382)	(15,542)
Long Duration Fund	1,244,289	174,073	(2,592)	171,481
Long Duration Credit Fund	3,657,810	446,046	(2,073)	443,973
Ultra Short Duration Bond Fund	471,339	1,717	(328)	1,389
Emerging Markets Debt Fund	2,148,430	81,377	(118,902)	(37,525)
Real Return Fund	285,802	1,894	(51)	1,843
Limited Duration Bond Fund	1,352,976	6,951	(973)	5,978
Intermediate Duration Credit Fund	2,855,059	161,691	(1,506)	160,185

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Dynamic Asset Allocation Fund	$985,082	$1,092,778	$(43,724)	$1,049,054
Multi-Asset Real Return Fund	1,085,892	82,215	(51,960)	30,255

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

354	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of

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the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may

356	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would

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November 30, 2019

not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the

Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying

358	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Social Investment Criteria Risk — The Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those

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securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the period ended November 30, 2019, there were no In-Kind transactions.

During the year ended May 31, 2019, the Core Fixed Income Fund, High Yield Bond Fund and Intermediate Duration Credit Fund issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income Fund

07/24/2017	9,131	$9,201	$–

01/02/2018	17,856	18,785	–
High Yield Bond Fund

01/02/2018	18,948	20,000	–
Intermediate Duration Credit Fund

01/02/2018	5,600	5,656	–

01/08/2018	21,488	23,296	–

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain

360	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2019 ($ Thousands):

	Securities	Cash

	Loaned at	Collateral	Net

Fund	Value	Received(1)	Amount

Large Cap Fund	$14,481	$14,481	$-

Large Cap Disciplined Equity Fund	25,983	25,983	-

Large Cap Index Fund	23,691	23,691	-

S&P 500 Index Fund	26,710	26,710	-

Extended Market Index Fund	135,936	135,936	-

Small Cap Fund	18,562	18,562	-

Small Cap II Fund	41,632	41,632	-

Small/Mid Cap Equity Fund	144,345	144,345	-

World Equity Ex-US Fund	236,696	236,696	-

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2019, SPTC held of record the following:

Fund	% Held

Large Cap Fund	50.04%

Large Cap Disciplined Equity Fund	61.36%

Large Cap Index Fund	59.19%

S&P 500 Index Fund	56.86%

Extended Market Index Fund	68.43%

Small Cap Fund	41.66%

Small Cap II Fund	36.96%

Small/Mid Cap Equity Fund	45.21%

U.S. Equity Factor Allocation Fund	72.23%

U.S. Managed Volatility Fund	49.39%

Global Managed Volatility Fund	52.69%

World Equity Ex-US Fund	59.24%

Screened World Equity Ex-US Fund	100.00%

World Select Equity Fund	71.06%

Emerging Markets Equity Fund	59.78%

Opportunistic Income Fund	68.83%

Core Fixed Income Fund	59.30%

High Yield Bond Fund	52.45%

Long Duration Fund	74.30%

Long Duration Credit Fund	39.05%

Ultra Short Duration Bond Fund	65.84%

Fund	% Held

Emerging Markets Debt Fund	58.13%

Real Return Fund	66.14%

Limited Duration Bond Fund	63.19%

Intermediate Duration Credit Fund	56.66%

Dynamic Asset Allocation Fund	64.88%

Multi-Asset Real Return Fund	59.54%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or NAV.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods

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November 30, 2019

after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets/ Consolidated Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

15. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

16. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2019.

362	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2019 through November 30, 2019).

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,140.30	0.18%	$0.96
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.10	0.18%	$0.91
Large Cap Disciplined Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,147.50	0.18%	$0.97
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.10	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,150.10	0.04%	$0.22
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.80	0.04%	$0.20
S&P 500 Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,152.30	0.05%	$0.27
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.75	0.05%	$0.25

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During Period *
Extended Market Index Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,120.50	0.06%	$0.32
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.70	0.06%	$0.30
Small Cap Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,107.60	0.45%	$2.37
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.75	0.45%	$2.28
Small Cap II Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,098.40	0.44%	$2.31
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.80	0.44%	$2.23
Small/Mid Cap Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,120.90	0.41%	$2.17
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.95	0.41%	$2.07

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	363

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

November 30, 2019

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During Period *
U.S. Equity Factor Allocation Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,139.30	0.02%	$0.11
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.90	0.02%	$0.10
U.S. Managed Volatility Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,123.00	0.20%	$1.06
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Global Managed Volatility Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,107.50	0.24%	$1.26
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.80	0.24%	$1.21
World Equity Ex-US Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,090.20	0.30%	$1.57
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.50	0.30%	$1.52
Screened World Equity Ex-US Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,097.00	0.32%	$1.68
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.40	0.32%	$1.62
World Select Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,108.70	0.34%	$1.79
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.30	0.34%	$1.72
Emerging Markets Equity Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,057.80	0.63%	$3.24
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,021.85	0.63%	$3.18
Opportunistic Income Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,018.10	0.24%	$1.21
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.80	0.24%	$1.21
Core Fixed Income Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,040.90	0.12%	$0.61
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.40	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,028.60	0.29%	$1.47
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,023.55	0.29%	$1.47

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During Period *
Long Duration Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,101.90	0.15%	$0.79
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Long Duration Credit Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,102.70	0.15%	$0.79
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,014.30	0.12%	$0.60
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.40	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,050.80	0.40%	$2.05
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,022.95	0.40%	$2.07
Real Return Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,013.00	0.01%	$0.05
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.95	0.01%	$0.05
Limited Duration Bond Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,015.40	0.11%	$0.55
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.45	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,056.60	0.15%	$0.77
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,133.00	0.08%	$0.43
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,024.60	0.08%	$0.40
Multi-Asset Real Return Fund
Actual Fund Return

Class A Shares	$1,000.00	$1,012.90	1.01%	$5.08
Hypothetical 5% Return

Class A Shares	$1,000.00	$1,019.95	1.01%	$5.10

*

Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

364	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund and Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Communication Services — 6.4%
Alphabet Inc, Cl A *	2,356	$3,072
Alphabet Inc, Cl C *	10,192	13,300
Altice USA Inc, Cl A *	43,020	1,101
AT&T Inc	233,760	8,738
BCE Inc	88,450	4,252
Comcast Corp, Cl A	108,520	4,791
Facebook Inc, Cl A *	68,583	13,829
Gannett Co Inc (A)	14,680	93
Live Nation Entertainment Inc *	29,553	2,063
Netflix Inc *	2,191	689
News Corp, Cl A	18,360	237
Omnicom Group Inc	63,469	5,045
TEGNA Inc	82,100	1,260
Verizon Communications Inc	121,900	7,343
Viacom Inc, Cl B	48,900	1,177

		66,990

Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd ADR *	30,975	6,195
Amazon.com Inc *	10,367	18,669
American Eagle Outfitters Inc	75,600	1,132
Aptiv PLC	13,114	1,231
AutoZone Inc *	2,176	2,563
Best Buy Co Inc	23,000	1,855
Big Lots Inc	17,400	364
Bright Horizons Family Solutions Inc *	434	65
CarMax Inc *	19,480	1,895
Cooper Tire & Rubber Co	32,100	925
Dillard’s Inc, Cl A (A)	15,300	1,098
Dollar General Corp	32,112	5,053
Dollar Tree Inc *	12,850	1,175
DR Horton Inc	1,867	103
eBay Inc	29,900	1,062
Foot Locker Inc	44,000	1,762
Ford Motor Co	204,000	1,848
frontdoor Inc *	13,167	596
General Motors Co	70,000	2,520
Gentex Corp	13,898	395
Genuine Parts Co	47,865	4,996
Goodyear Tire & Rubber Co/The	77,400	1,238
Harley-Davidson Inc (A)	25,500	928
Home Depot Inc/The	15,397	3,395
KB Home	37,600	1,300
Kohl’s Corp	37,400	1,758
Lear Corp	11,600	1,396
Lowe’s Cos Inc	45,074	5,288
Macy’s Inc (A)	53,200	815
NIKE Inc, Cl B	22,270	2,082
NVR Inc *	166	629
O’Reilly Automotive Inc *	9,796	4,333
Pinterest Inc, Cl A *(A)	47,598	927

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pool Corp	2,326	$480
PulteGroup Inc	49,100	1,947
Ross Stores Inc	51,223	5,950
Royal Caribbean Cruises Ltd	12,200	1,464
ServiceMaster Global Holdings Inc *	24,840	973
Skechers U.S.A. Inc, Cl A *	32,794	1,319
Target Corp	60,860	7,608
Toll Brothers Inc	36,243	1,456
VF Corp	10,019	887
Whirlpool Corp	17,400	2,490
Wyndham Destinations Inc	15,500	752

		104,917

Consumer Staples — 7.8%
Altria Group Inc	62,600	3,111
Archer-Daniels-Midland Co	21,900	940
Coca-Cola Co/The	4,989	266
Colgate-Palmolive Co	61,383	4,163
Conagra Brands Inc	122,145	3,526
Diageo PLC ADR	22,230	3,633
JM Smucker Co/The (A)	63,180	6,640
Kimberly-Clark Corp	29,946	4,083
Kroger Co/The	299,353	8,184
Molson Coors Brewing Co, Cl B (A)	24,900	1,257
Mondelez International Inc, Cl A	50,377	2,647
PepsiCo Inc	31,269	4,247
Performance Food Group Co *	36,802	1,732
Philip Morris International Inc	122,014	10,119
Procter & Gamble Co/The	32,201	3,931
Tyson Foods Inc, Cl A	35,804	3,218
Unilever NV	207,537	12,359
US Foods Holding Corp *	33,814	1,345
Walgreens Boots Alliance Inc	110,200	6,568

		81,969

Energy — 3.7%
Chevron Corp	72,525	8,495
ConocoPhillips	88,080	5,280
Exxon Mobil Corp	65,510	4,463
Gulfport Energy Corp *(A)	141,700	336
Marathon Petroleum Corp	46,500	2,820
Occidental Petroleum Corp	76,853	2,964
Phillips 66	41,885	4,805
Royal Dutch Shell PLC ADR, Cl A	49,165	2,826
Royal Dutch Shell PLC ADR, Cl B	47,855	2,757
Valero Energy Corp	42,700	4,077

		38,823

Financials — 18.5%
Aflac Inc	117,543	6,446
Allstate Corp/The	25,800	2,873
Ally Financial Inc	143,625	4,573

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	15,834	$1,902
Ameriprise Financial Inc	23,000	3,769
Annaly Capital Management Inc ‡	121,900	1,137
Arch Capital Group Ltd *	41,752	1,752
Bank of America Corp	325,954	10,861
Berkshire Hathaway Inc, Cl B *	45,597	10,045
BlackRock Inc, Cl A	1,749	866
Capital One Financial Corp	17,000	1,700
Charles Schwab Corp/The	114,498	5,668
Chubb Ltd	33,415	5,062
CIT Group Inc	44,100	2,007
Citigroup Inc	98,819	7,423
Citizens Financial Group Inc	80,300	3,088
CNA Financial Corp	13,500	604
Discover Financial Services	28,704	2,436
Essent Group Ltd	30,467	1,665
Everest Re Group Ltd	4,500	1,221
Fifth Third Bancorp	64,200	1,938
First Republic Bank/CA	53,742	5,906
Goldman Sachs Group Inc/The	7,900	1,749
Hartford Financial Services Group Inc/The	33,883	2,096
HSBC Holdings PLC ADR	50,615	1,886
Intercontinental Exchange Inc	26,958	2,539
JPMorgan Chase & Co	109,100	14,375
KeyCorp	92,100	1,786
Legg Mason Inc	27,700	1,083
Lincoln National Corp	49,300	2,911
Markel Corp *	7,605	8,636
Marsh & McLennan Cos Inc	44,767	4,838
MetLife Inc	30,300	1,512
MGIC Investment Corp	82,300	1,186
Moody’s Corp	23,891	5,415
Morgan Stanley	87,019	4,306
MSCI Inc, Cl A	6,702	1,737
Navient Corp	86,700	1,244
PNC Financial Services Group Inc/The	11,600	1,777
Principal Financial Group Inc	24,156	1,331
Progressive Corp/The	30,084	2,198
Prudential Financial Inc	35,500	3,323
Radian Group Inc	52,200	1,349
Regions Financial Corp	194,400	3,235
S&P Global Inc	16,492	4,365
Starwood Property Trust Inc ‡	64,800	1,588
State Street Corp	93,548	7,025
SunTrust Banks Inc	124,400	8,812
Travelers Cos Inc/The	25,620	3,503
Unum Group	38,400	1,180
US Bancorp	100,736	6,047
Wells Fargo & Co	122,780	6,687
WR Berkley Corp	11,481	781

		193,442

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 14.9%
Abbott Laboratories	70,300	$6,007
AbbVie Inc	41,500	3,641
ACADIA Pharmaceuticals Inc *	51,956	2,353
Allergan PLC	10,631	1,966
AmerisourceBergen Corp, Cl A	49,459	4,348
Amgen Inc	42,694	10,021
Biogen Inc *	9,900	2,968
Bio-Techne Corp	2,893	631
Boston Scientific Corp *	41,857	1,810
Bristol-Myers Squibb Co	46,700	2,659
Bruker Corp	12,623	646
Cardinal Health Inc	29,900	1,645
Chemed Corp	1,430	615
CVS Health Corp	94,785	7,134
Danaher Corp	19,262	2,812
DexCom Inc *	2,854	649
Eli Lilly & Co	29,980	3,518
Exact Sciences Corp *	18,972	1,537
Gilead Sciences Inc	23,500	1,580
Guardant Health Inc *	6,497	505
GW Pharmaceuticals ADR *(A)	3,193	326
HCA Healthcare Inc	25,000	3,467
Hologic Inc *	48,341	2,481
IDEXX Laboratories Inc *	2,018	508
Illumina Inc *	1,693	543
Johnson & Johnson	141,607	19,470
Masimo Corp *	3,348	519
McKesson Corp	18,700	2,705
Merck & Co Inc	172,220	15,014
Mettler-Toledo International Inc *	5,093	3,664
Novartis AG ADR	46,130	4,258
Perrigo Co PLC	51,939	2,661
Pfizer Inc	266,810	10,278
Quest Diagnostics Inc	50,954	5,429
Regeneron Pharmaceuticals Inc *	440	162
Repligen Corp *	3,532	313
Sarepta Therapeutics Inc *(A)	5,237	589
Teleflex Inc	20,115	7,107
Thermo Fisher Scientific Inc	2,201	691
UnitedHealth Group Inc	32,314	9,044
Universal Health Services Inc, Cl B	20,444	2,852
Vertex Pharmaceuticals Inc *	9,646	2,139
West Pharmaceutical Services Inc	15,081	2,217
Zoetis Inc, Cl A	17,189	2,072

		155,554

Industrials — 11.8%
3M Co	33,636	5,710
AGCO Corp	22,600	1,766
Allison Transmission Holdings Inc, Cl A	40,300	1,951
American Airlines Group Inc (A)	42,100	1,210

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AMETEK Inc	11,355	$1,124
Armstrong World Industries Inc	20,325	1,952
Boeing Co/The	10,809	3,958
Caterpillar Inc	22,100	3,199
Cintas Corp	5,282	1,358
Cummins Inc	22,700	4,151
Curtiss-Wright Corp	9,222	1,266
Delta Air Lines Inc	40,300	2,310
Eaton Corp PLC	24,500	2,266
EMCOR Group Inc	10,606	943
FedEx Corp	9,400	1,505
Fortive Corp	55,892	4,034
Fortune Brands Home & Security Inc	36,606	2,316
Honeywell International Inc	52,233	9,326
Hubbell Inc, Cl B	1,832	269
Huntington Ingalls Industries Inc	4,000	1,007
Illinois Tool Works Inc	23,240	4,051
Johnson Controls International plc	97,830	4,190
Kansas City Southern	11,567	1,763
ManpowerGroup Inc	21,000	1,945
Oshkosh Corp	27,551	2,492
Pitney Bowes Inc (A)	85,200	401
Raytheon Co	35,985	7,824
Republic Services Inc, Cl A	27,167	2,408
Roper Technologies Inc	17,058	6,147
Sensata Technologies Holding PLC *	91,182	4,695
Siemens AG ADR	55,820	3,597
Southwest Airlines Co	27,200	1,568
Spirit AeroSystems Holdings Inc, Cl A	15,500	1,348
Stanley Black & Decker Inc	19,252	3,037
Teledyne Technologies Inc *	6,975	2,385
Textron Inc	41,500	1,919
TransDigm Group Inc *	14,995	8,504
Trinity Industries Inc (A)	58,500	1,231
Union Pacific Corp	16,070	2,828
United Airlines Holdings Inc *	32,900	3,053
Waste Management Inc	20,686	2,336
WW Grainger Inc	13,435	4,258

		123,601

Information Technology — 17.3%
Adobe Inc *	38,316	11,860
Anaplan Inc *	4,312	233
ANSYS Inc *	1,317	335
Apple Inc	60,229	16,096
Applied Materials Inc	81,382	4,712
Arrow Electronics Inc *	13,369	1,065
Avalara Inc *	18,552	1,448
Booz Allen Hamilton Holding Corp, Cl A	31,850	2,317
Cadence Design Systems Inc *	35,386	2,486
Cisco Systems Inc	140,280	6,356
Corning Inc	137,560	3,995

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DXC Technology Co	28,400	$1,060
Endava PLC ADR *	1,452	69
Entegris Inc	45,856	2,170
Fair Isaac Corp *	5,034	1,851
Fidelity National Information Services Inc	34,203	4,725
Fiserv Inc *	6,283	730
Flex Ltd *	153,284	1,820
Genpact Ltd	48,377	1,969
Global Payments Inc	17,168	3,109
Hewlett Packard Enterprise Co	108,400	1,716
HP Inc	77,800	1,562
Intel Corp	211,920	12,302
International Business Machines Corp	10,700	1,439
Intuit Inc	25,676	6,647
Jabil Inc	57,786	2,244
KLA Corp	10,723	1,757
Lam Research Corp	13,888	3,706
Mastercard Inc, Cl A	3,192	933
Microchip Technology Inc (A)	86,290	8,158
Micron Technology Inc *	62,923	2,989
Microsoft Corp	147,247	22,290
NCR Corp *	29,400	965
NVIDIA Corp	8,901	1,929
NXP Semiconductors NV	25,156	2,908
ON Semiconductor Corp *	53,500	1,149
Oracle Corp	145,835	8,187
PayPal Holdings Inc *	19,693	2,127
QUALCOMM Inc	9,614	803
salesforce.com *	35,623	5,803
Seagate Technology PLC	27,700	1,653
Semtech Corp *	10,906	529
Synopsys Inc *	17,605	2,483
Tech Data Corp *	11,000	1,594
Teradyne Inc	6,105	382
Texas Instruments Inc	10,783	1,296
Visa Inc, Cl A	63,329	11,685
Vishay Intertechnology Inc	46,100	917
Western Union Co/The	49,400	1,328
Xerox Holdings Corp	46,300	1,802

		181,689

Materials — 3.9%
Air Products & Chemicals Inc	7,398	1,748
Ball Corp	16,844	1,113
Celanese Corp, Cl A	14,200	1,783
Chemours Co/The	46,300	731
Domtar Corp	24,000	896
Dow Inc	41,950	2,239
Eastman Chemical Co	33,800	2,649
Ecolab Inc	34,886	6,512
Huntsman Corp	95,000	2,149
International Paper Co	43,000	1,993

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	21,605	$4,455
LyondellBasell Industries NV, Cl A	28,700	2,656
Owens-Illinois Inc	65,000	642
PPG Industries Inc	862	111
Reliance Steel & Aluminum Co	15,300	1,805
RPM International Inc	41,584	3,066
Sherwin-Williams Co/The	2,459	1,434
Steel Dynamics Inc	48,300	1,629
Vulcan Materials Co	8,384	1,190
Westrock Co	40,000	1,613

		40,414

Real Estate — 3.4%
American Campus Communities Inc ‡	11,252	540
American Homes 4 Rent, Cl A ‡	16,213	433
American Tower Corp, Cl A ‡	30,696	6,570
Brixmor Property Group Inc ‡	56,000	1,229
Crown Castle International Corp ‡	14,544	1,944
EastGroup Properties Inc ‡	13,573	1,848
Equity LifeStyle Properties Inc ‡	12,018	890
Essex Property Trust Inc ‡	6,139	1,916
First Industrial Realty Trust Inc ‡	27,514	1,172
Gaming and Leisure Properties Inc ‡	41,300	1,743
Healthpeak Properties Inc ‡	109,800	3,830
Lexington Realty Trust, Cl B ‡	66,500	737
Outfront Media Inc ‡	66,971	1,673
PS Business Parks Inc ‡	6,073	1,072
Service Properties Trust ‡	53,800	1,253
Sun Communities Inc ‡	6,901	1,137
VEREIT Inc ‡	208,600	2,036
Welltower Inc ‡	59,000	4,990
Xenia Hotels & Resorts Inc ‡	42,100	887

		35,900

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.1%
Exelon Corp	78,600	$3,490
FirstEnergy Corp	18,600	887
NextEra Energy Inc	25,550	5,974
PNM Resources Inc	4,941	240
UGI Corp	6,800	296
Vistra Energy Corp	42,000	1,114

		12,001
Total Common Stock (Cost $804,123) ($ Thousands)		1,035,300

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P. 1.680% **†(B)	13,513,146	13,514

Total Affiliated Partnership (Cost $13,513) ($ Thousands)		13,514

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	12,073,621	12,074
Total Cash Equivalent (Cost $12,074) ($ Thousands)		12,074

Total Investments in Securities — 101.3% (Cost $829,710) ($ Thousands)		$1,060,888

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	17	Dec-2019	$ 2,594	$ 2,672	$78
S&P Mid Cap 400 Index E-MINI	2	Dec-2019	390	402	12

			$ 2,984	$ 3,074	$90

Percentages are based on Net Assets of $1,047,754 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (See Note 12). The total market value of securities on loan at November 30, 2019 was $14,481 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $13,514 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,035,300	–	–	1,035,300
Affiliated Partnership	–	13,514	–	13,514
Cash Equivalent	12,074	–	–	12,074
Repurchase Agreement	–	–	–	–

Total Investments in Securities	1,047,374	13,514	–	1,060,888

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	90	–	–	90

Total Other Financial Instruments	90	–	–	90

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation Depreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 26,526	$ 86,920	$ (99,932)	$ —	$ —	$ 13,514	13,513,145	$ 68	$ —
SEI Daily Income Trust, Government Fund, Cl F	94,077	238,055	(320,058)	—	—	12,074	12,073,620	300	—

Totals	$ 120,603	$ 324,975	$ (419,990)	$ —	$ —	$ 25,588	25,586,765	$ 368	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 8.0%
Alphabet Inc, Cl A *	12,320	$16,066
Alphabet Inc, Cl C *	10,897	14,220
Altice USA Inc, Cl A *	136,104	3,482
AT&T Inc	292,051	10,917
CBS Corp, Cl B	31,728	1,281
Comcast Corp, Cl A	230,437	10,174
Discovery Inc, Cl A *(A)	54,900	1,809
Discovery Inc, Cl C *	110,200	3,363
Electronic Arts Inc *	28,480	2,877
Facebook Inc, Cl A *	150,608	30,369
Interpublic Group of Cos Inc/The	234,563	5,254
News Corp, Cl A	67,467	869
Omnicom Group Inc	146,858	11,672
Take-Two Interactive Software Inc *	14,800	1,796
Verizon Communications Inc	362,173	21,817
Viacom Inc, Cl B	170,751	4,110
Walt Disney Co/The	23,037	3,492

		143,568

Consumer Discretionary — 9.4%
Amazon.com Inc *	14,381	25,897
AutoZone Inc *	5,785	6,814
Best Buy Co Inc	46,793	3,773
Big Lots Inc	43,700	913
Booking Holdings Inc *	3,000	5,712
Brinker International Inc (A)	11,000	493
Capri Holdings Ltd *	100,200	3,721
Dollar General Corp	51,082	8,038
DR Horton Inc	9,472	524
eBay Inc	163,339	5,802
Extended Stay America Inc	16,200	239
Ford Motor Co	604,400	5,476
frontdoor Inc *	26,992	1,222
General Motors Co	56,000	2,016
Gentex Corp	25,902	736
Home Depot Inc/The	40,955	9,031
Kohl’s Corp	74,605	3,507
L Brands Inc	34,200	655
Lennar Corp, Cl A	23,300	1,390
LKQ Corp *	49,800	1,757
Lowe’s Cos Inc	107,232	12,579
M/I Homes Inc *	25,200	1,116
Macy’s Inc (A)	142,300	2,180
Marriott International Inc/MD, Cl A	36,213	5,083
McDonald’s Corp	28,500	5,543
NIKE Inc, Cl B	36,324	3,396
Norwegian Cruise Line Holdings Ltd *	43,541	2,336
NVR Inc *	397	1,505
Pool Corp	6,016	1,242
PulteGroup Inc	127,959	5,074
PVH Corp	11,546	1,119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ralph Lauren Corp, Cl A	31,911	$3,425
Ross Stores Inc	63,467	7,372
ServiceMaster Global Holdings Inc *	53,879	2,112
Skechers U.S.A. Inc, Cl A *	72,515	2,917
Sonic Automotive Inc, Cl A (A)	26,500	868
Starbucks Corp	113,140	9,666
Target Corp	42,957	5,370
Toll Brothers Inc	75,283	3,024
Tractor Supply Co	25,280	2,387
VF Corp	14,301	1,266
Whirlpool Corp	13,300	1,903

		169,199

Consumer Staples — 7.1%
Altria Group Inc	330,141	16,408
Archer-Daniels-Midland Co	54,500	2,340
Bunge Ltd	46,900	2,504
Coca-Cola Co/The	133,316	7,119
Colgate-Palmolive Co	105,865	7,180
Conagra Brands Inc (A)	151,449	4,372
JM Smucker Co/The (A)	51,486	5,411
Keurig Dr Pepper Inc (A)	162,600	5,031
Kimberly-Clark Corp	21,354	2,911
Kroger Co/The	230,529	6,303
Mondelez International Inc, Cl A	85,916	4,514
Monster Beverage Corp *	24,468	1,464
PepsiCo Inc	13,064	1,774
Philip Morris International Inc	109,188	9,055
Pilgrim’s Pride Corp *	11,000	346
Procter & Gamble Co/The	177,256	21,636
Sysco Corp	5,800	467
Tyson Foods Inc, Cl A	156,930	14,106
Unilever NV (A)	80,298	4,782
US Foods Holding Corp *	85,160	3,387
Walgreens Boots Alliance Inc	14,100	840
Walmart Inc	43,011	5,122

		127,072

Energy — 4.2%
BP PLC ADR	330,584	12,371
Chevron Corp	156,427	18,322
ConocoPhillips	6,045	362
Diamondback Energy Inc	131,889	10,200
Dorian LPG Ltd *	500	7
Exxon Mobil Corp	59,703	4,068
HollyFrontier Corp	47,185	2,432
Marathon Petroleum Corp	81,686	4,954
Occidental Petroleum Corp	94,609	3,649
Phillips 66	68,923	7,907
Royal Dutch Shell PLC ADR, Cl A	60,908	3,502
Valero Energy Corp	58,146	5,552

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Fuel Services Corp	27,500	$1,166

		74,492

Financials — 13.8%
Affiliated Managers Group Inc	29,800	2,544
Aflac Inc	159,115	8,726
Allstate Corp/The	80,577	8,972
Ally Financial	121,970	3,884
American Equity Investment Life Holding Co	33,100	984
American Express Co	24,886	2,989
American International Group Inc	104,800	5,519
Arch Capital Group Ltd *	81,791	3,433
Bank of America Corp	887,322	29,566
BankUnited Inc	9,000	316
Berkshire Hathaway Inc, Cl B *	47,412	10,445
BlackRock Inc, Cl A	4,272	2,114
Capital One Financial Corp	61,900	6,191
CIT Group Inc	7,700	351
Citigroup Inc	156,505	11,757
Citizens Financial Group Inc	28,887	1,111
Comerica Inc	38,412	2,705
Discover Financial Services	68,341	5,800
East West Bancorp Inc	10,200	467
Everest Re Group Ltd	6,165	1,672
Fifth Third Bancorp	124,965	3,773
First BanCorp/Puerto Rico	20,200	212
First Hawaiian Inc	36,977	1,055
Goldman Sachs Group Inc/The	27,000	5,976
Hartford Financial Services Group Inc/The	14,375	889
Hilltop Holdings Inc	8,600	212
Intercontinental Exchange Inc	32,744	3,084
Jefferies Financial Group Inc	5,900	123
JPMorgan Chase & Co	150,529	19,834
Ladder Capital Corp, Cl A ‡	89,690	1,551
Lincoln National Corp	11,424	675
Marsh & McLennan Cos Inc	70,408	7,609
MetLife Inc	276,366	13,793
Moody’s Corp	6,195	1,404
Morgan Stanley	153,800	7,610
MSCI Inc, Cl A	15,387	3,988
OneMain Holdings Inc, Cl A	16,000	689
Popular Inc	10,200	564
Principal Financial Group Inc	61,986	3,415
Progressive Corp/The	189,536	13,846
S&P Global Inc	19,335	5,117
Simmons First National Corp, Cl A	7,900	205
State Street Corp	96,268	7,230
SunTrust Banks Inc	10,347	733
Synchrony Financial	170,659	6,384
Travelers Cos Inc/The	3,812	521
Two Harbors Investment Corp ‡	6,900	100
Unum Group	69,270	2,129

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	265,185	$14,442
Willis Towers Watson PLC	48,251	9,478
WR Berkley Corp	30,271	2,058

		248,245

Health Care — 15.2%
Abbott Laboratories	171,735	14,675
AbbVie Inc	30,300	2,658
Alexion Pharmaceuticals Inc *	27,200	3,099
Allergan PLC	5,487	1,015
AmerisourceBergen Corp, Cl A	61,271	5,386
Amgen Inc	39,104	9,178
Anthem Inc	14,447	4,170
Baxter International Inc	11,199	918
Becton Dickinson and Co	3,000	776
Biogen Inc *	29,707	8,906
Bio-Techne Corp	5,886	1,285
Bristol-Myers Squibb Co	68,090	3,877
Bruker Corp	36,815	1,885
Catalent Inc *	15,922	828
Charles River Laboratories International Inc *	6,044	878
Chemed Corp	4,485	1,929
Cigna Corp	68,244	13,643
Cooper Cos Inc/The	700	219
CVS Health Corp	207,281	15,602
DENTSPLY SIRONA Inc	65,200	3,686
Edwards Lifesciences Corp *	23,200	5,683
Eli Lilly & Co	13,122	1,540
Exact Sciences Corp *	40,638	3,292
Gilead Sciences Inc	88,724	5,966
HCA Healthcare Inc	75,202	10,428
Hologic Inc *	157,798	8,098
Humana Inc *	54,832	18,710
IDEXX Laboratories Inc *	7,759	1,952
IQVIA Holdings Inc *	26,500	3,868
Johnson & Johnson	168,174	23,122
Masimo Corp *	16,947	2,628
McKesson Corp	22,346	3,232
Medtronic PLC	79,100	8,811
Merck & Co Inc	317,131	27,647
Mylan NV *	33,634	632
Pfizer Inc	186,855	7,198
Stryker Corp	4,600	942
Teleflex Inc	1,913	676
Thermo Fisher Scientific Inc	5,500	1,727
UnitedHealth Group Inc	43,908	12,289
Universal Health Services Inc, Cl B	23,816	3,322
West Pharmaceutical Services Inc	25,317	3,722
Zimmer Biomet Holdings Inc	105,827	15,375

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	55,529	$6,692

		272,165

Industrials — 11.9%
3M Co	15,596	2,648
Alaska Air Group Inc	10,531	727
American Airlines Group Inc	30,050	864
AMETEK Inc	31,335	3,102
Arconic Inc	212,000	6,564
Armstrong World Industries Inc	36,463	3,501
Atkore International Group Inc *	34,400	1,435
Barnes Group Inc	3,700	219
BMC Stock Holdings Inc *	45,900	1,359
Boeing Co/The	35,455	12,983
Caterpillar Inc	999	145
CSX Corp	222,652	15,929
Cummins Inc	26,176	4,787
Curtiss-Wright Corp	22,259	3,056
Deere & Co	30,266	5,086
Delta Air Lines Inc	114,377	6,555
Eaton Corp PLC	37,321	3,452
EMCOR Group Inc	26,200	2,330
Emerson Electric Co	171,430	12,662
Expeditors International of Washington Inc	1,715	128
Federal Signal Corp	6,900	227
FedEx Corp	31,437	5,031
Fortune Brands Home & Security Inc	60,512	3,828
Gates Industrial Corp PLC *	24,700	294
General Dynamics Corp	29,800	5,416
General Electric Co	724,800	8,169
GMS Inc *	25,800	799
Herc Holdings Inc *	2,900	136
Honeywell International Inc	89,674	16,011
Hubbell Inc, Cl B	9,331	1,372
Huntington Ingalls Industries Inc	7,264	1,828
Illinois Tool Works Inc	28,644	4,994
ITT Inc	5,500	384
Johnson Controls International PLC	115,700	4,955
Kansas City Southern	25,081	3,823
L3Harris Technologies Inc	25,403	5,108
Lockheed Martin Corp	8,698	3,401
Masco Corp	51,614	2,403
Middleby Corp/The *	1,800	208
Northrop Grumman Corp	7,712	2,713
Oshkosh Corp	38,572	3,489
Raytheon Co	3,997	869
Republic Services Inc, Cl A	44,460	3,941
Robert Half International Inc (A)	80,676	4,695
Southwest Airlines Co	54,688	3,152
SPX Corp *	13,100	626
Stanley Black & Decker Inc	23,777	3,751
Steelcase Inc, Cl A	19,400	352

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teledyne Technologies Inc *	11,984	$4,098
Union Pacific Corp	20,347	3,581
United Airlines Holdings Inc *	67,699	6,282
United Rentals Inc *	4,141	634
United Technologies Corp	33,200	4,925
Universal Forest Products Inc	17,800	883
Waste Management Inc	54,321	6,133
Watts Water Technologies Inc, Cl A	2,800	271
WESCO International Inc *	23,400	1,231
WW Grainger Inc (A)	16,635	5,272

		212,817

Information Technology — 21.5%
Accenture PLC, Cl A	40,099	8,066
Adobe Inc *	7,200	2,229
Akamai Technologies Inc *	62,013	5,403
Alliance Data Systems Corp	3,109	332
Anixter International Inc *	14,200	1,219
ANSYS Inc *	4,912	1,251
Apple Inc	180,816	48,323
Applied Materials Inc	233,762	13,535
Arrow Electronics Inc *	37,917	3,020
Avalara Inc *	28,831	2,250
Avnet Inc	32,803	1,333
Booz Allen Hamilton Holding Corp, Cl A	53,407	3,886
Broadcom Inc	17,300	5,470
Cadence Design Systems Inc *	75,685	5,317
CDW Corp/DE	5,100	689
Cisco Systems Inc	330,005	14,953
Cognizant Technology Solutions Corp, Cl A	140,579	9,012
CoreLogic Inc/United States *	9,500	394
DXC Technology Co	–	–
Entegris Inc	66,762	3,159
EPAM Systems Inc *	8,467	1,794
Euronet Worldwide Inc *	5,276	829
F5 Networks Inc *	5,057	737
Fair Isaac Corp *	11,550	4,247
Fidelity National Information Services Inc	106,498	14,713
FleetCor Technologies Inc *	2,300	706
Genpact Ltd	89,437	3,640
Global Payments Inc	21,156	3,831
Hewlett Packard Enterprise Co	27,600	437
HP Inc	22,567	453
Intel Corp	270,025	15,675
International Business Machines Corp	54,308	7,302
Intuit Inc	44,848	11,611
Itron Inc *	7,200	577
Jabil Inc	87,086	3,382
KLA Corp	18,032	2,955
Lam Research Corp	29,465	7,862
Leidos Holdings Inc	48,163	4,375
Mastercard Inc, Cl A	35,372	10,337

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc (A)	54,108	$5,115
Micron Technology Inc *	242,899	11,540
Microsoft Corp	430,922	65,233
Monolithic Power Systems Inc	2,783	447
Motorola Solutions Inc	78,654	13,159
NVIDIA Corp	4,951	1,073
Oracle Corp	199,575	11,204
Paylocity Holding Corp *	10,750	1,315
Perspecta Inc	14,200	392
QUALCOMM Inc	153,928	12,861
Seagate Technology PLC	13,617	813
Skyworks Solutions Inc	16,277	1,600
SYNNEX Corp	300	37
Synopsys Inc *	37,324	5,264
TE Connectivity Ltd	1,334	124
Teradyne Inc	20,151	1,261
Texas Instruments Inc	17,123	2,058
VeriSign Inc *	11,053	2,108
Virtusa Corp *	6,900	308
Visa Inc, Cl A	27,100	5,000
Xerox Holdings Corp	164,425	6,401
Xilinx Inc	143,447	13,309

		385,926

Materials — 1.6%
Air Products & Chemicals Inc	7,268	1,718
CF Industries Holdings Inc	48,300	2,232
Corteva Inc	6,800	177
Dow Inc	18,500	987
DuPont de Nemours Inc	37,000	2,398
Eastman Chemical Co	7,574	594
Ecolab Inc	12,835	2,396
Martin Marietta Materials Inc	17,300	4,643
Nucor Corp	88,881	5,009
PPG Industries Inc	5,133	661
Sherwin-Williams Co/The	4,900	2,857
Vulcan Materials Co	39,556	5,612

		29,284

Real Estate — 3.1%
American Campus Communities Inc ‡	54,601	2,623
American Homes 4 Rent, Cl A ‡	76,985	2,056
American Tower Corp, Cl A ‡	21,725	4,650
Apartment Investment & Management Co, Cl A ‡	2,025	109
Apple Hospitality Inc ‡	23,000	374
AvalonBay Communities Inc ‡	1,208	259
Columbia Property Trust Inc ‡	12,300	255
CoreCivic Inc ‡	28,400	430
Crown Castle International Corp ‡	122,282	16,344
Douglas Emmett Inc ‡	4,439	196
Equinix Inc ‡	2,456	1,392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	49,365	$3,657
Equity Residential ‡	6,036	514
Essex Property Trust Inc ‡	12,099	3,777
Franklin Street Properties Corp ‡	22,900	199
GEO Group Inc/The ‡	35,850	497
Host Hotels & Resorts Inc ‡	118,100	2,066
Jones Lang LaSalle Inc	6,900	1,148
Outfront Media Inc ‡	109,213	2,728
Prologis Inc ‡	25,411	2,326
Public Storage ‡	8,486	1,788
Ryman Hospitality Properties Inc ‡	22,100	1,972
Simon Property Group Inc ‡	11,884	1,797
Sun Communities Inc ‡	19,440	3,202
Welltower Inc ‡	8,542	722

		55,081

Utilities — 2.3%
Alliant Energy Corp	42,264	2,240
Ameren Corp	14,920	1,109
American Electric Power Co Inc	16,543	1,511
Consolidated Edison Inc	820	71
Exelon Corp	279,854	12,426
NextEra Energy Inc	43,449	10,159
NRG Energy Inc	100,800	4,005
Pinnacle West Capital Corp	46,062	4,025
Public Service Enterprise Group Inc	6,800	403
SJW Group	14,100	999
UGI Corp	41,000	1,786
Vistra Energy Corp	77,500	2,056

		40,790

Total Common Stock (Cost $1,425,817) ($ Thousands)		1,758,639

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
1.935%, 12/19/2019	$120	120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 1.680% **†(B)	27,232,936	$27,229

Total Affiliated Partnership (Cost $27,232) ($ Thousands)		27,229

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	29,161,626	$29,162
Total Cash Equivalent (Cost $29,162) ($ Thousands)		29,162

Total Investments in Securities — 101.3% (Cost $1,482,331) ($ Thousands)		$1,815,150

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	73	Dec-2019	$10,900	$11,475	$575

Percentages are based on Net Assets of $1,792,361 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 6). The total market value of securities on loan at November 30, 2019 was $25,983 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $27,229 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,758,639	–	–	1,758,639
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	27,229	–	27,229
Cash Equivalent	29,162	–	–	29,162

Total Investments in Securities	1,787,801	27,349	–	1,815,150

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	575	–	–	575

Total Other Financial Instruments	575	–	–	575

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 56,762	$ 214,637	$ (244,170)	$ —	$ —	$ 27,229	27,232,936	$ 33	$ —
SEI Daily Income Trust, Government Fund, Cl F	72,385	484,830	(528,053)	—	—	29,162	29,161,626	667	—

Totals	$ 129,147	$ 699,467	$ (772,223)	$ —	$ —	$ 56,391		$ 700	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Communication Services — 9.9%
Activision Blizzard Inc	42,156	$2,311
Alphabet Inc, Cl A *	17,029	22,207
Alphabet Inc, Cl C *	17,299	22,575
Altice USA Inc, Cl A *	18,500	473
AMC Networks Inc, Cl A *	2,185	84
AT&T Inc	416,285	15,561
Cable One Inc	257	395
CBS Corp, Cl B	19,570	790
CenturyLink Inc (A)	62,106	900
Charter Communications Inc, Cl A *	9,197	4,323
Cinemark Holdings Inc	8,100	274
Comcast Corp, Cl A	256,950	11,344
Discovery Inc, Cl A *(A)	8,000	264
Discovery Inc, Cl C *	21,800	665
DISH Network Corp, Cl A *	14,445	494
Electronic Arts Inc *	15,965	1,613
Facebook Inc, Cl A *	136,100	27,443
Fox Corp	31,527	1,119
GCI Liberty Inc *	4,949	351
IAC/InterActiveCorp *	4,432	987
Interpublic Group of Cos Inc/The	23,275	521
John Wiley & Sons Inc, Cl A	4,042	191
Liberty Broadband Corp, Cl A *	1,280	151
Liberty Broadband Corp, Cl C *	5,808	694
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	69
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	550
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	196
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,540	414
Lions Gate Entertainment Corp, Cl A *(A)	4,900	46
Lions Gate Entertainment Corp, Cl B *	10,883	94
Live Nation Entertainment Inc *	7,300	510
Madison Square Garden Co/The, Cl A *	1,086	306
Match Group Inc *(A)	3,400	240
Netflix Inc *	24,100	7,583
New York Times Co/The, Cl A	8,800	284
News Corp	10,800	142
News Corp, Cl A	25,546	329
Nexstar Media Group Inc, Cl A	2,400	259
Omnicom Group Inc	12,744	1,013
Roku Inc, Cl A *	4,600	738
Sinclair Broadcast Group Inc, Cl A	3,000	104
Sirius XM Holdings Inc (A)	79,600	556
Spotify Technology SA *	6,900	984
Sprint Corp *	19,415	115
Take-Two Interactive Software Inc *	6,200	752
Telephone & Data Systems Inc	4,280	101
T-Mobile US Inc *	18,200	1,430
TripAdvisor Inc *	5,767	164
Twitter Inc *	41,560	1,285

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States Cellular Corp *	831	$28
Verizon Communications Inc	235,976	14,215
Viacom Inc, Cl A	1,200	31
Viacom Inc, Cl B	22,669	546
Walt Disney Co/The	99,550	15,090
World Wrestling Entertainment Inc, Cl A (A)	2,200	136
Zayo Group Holdings Inc *	12,600	431
Zillow Group Inc, Cl A *	2,643	103
Zillow Group Inc, Cl C *(A)	8,286	324
Zynga Inc, Cl A *	50,500	315

		165,213

Consumer Discretionary — 9.8%
Advance Auto Parts Inc	3,508	551
Amazon.com Inc *	23,589	42,479
Aptiv PLC	14,000	1,314
Aramark	15,300	668
AutoNation Inc *	3,032	155
AutoZone Inc *	1,307	1,540
Best Buy Co Inc	13,347	1,076
Booking Holdings Inc *	2,432	4,631
BorgWarner Inc	12,764	537
Bright Horizons Family Solutions Inc *	3,700	557
Brunswick Corp/DE	5,800	341
Burlington Stores Inc *	3,700	833
Caesars Entertainment Corp *	28,200	368
Capri Holdings Ltd *	7,300	271
CarMax Inc *	9,760	949
Carnival Corp, Cl A	23,300	1,050
Carter’s Inc (A)	1,700	176
Carvana Co, Cl A *	1,900	181
Chipotle Mexican Grill Inc, Cl A *	1,419	1,155
Choice Hotels International Inc (A)	1,884	183
Columbia Sportswear Co	2,300	213
Darden Restaurants Inc	6,522	772
Dick’s Sporting Goods Inc (A)	5,258	241
Dollar General Corp	14,400	2,266
Dollar Tree Inc *	13,734	1,256
Domino’s Pizza Inc	2,400	706
DR Horton Inc	20,068	1,111
Dunkin’ Brands Group Inc	3,600	276
eBay Inc	43,811	1,556
Etsy Inc *	6,700	291
Expedia Group Inc	7,822	795
Extended Stay America Inc	7,600	112
Five Below Inc *	3,000	371
Floor & Decor Holdings Inc, Cl A *	4,800	230
Foot Locker Inc	5,869	235
Ford Motor Co	216,884	1,965
frontdoor Inc *	4,700	213
Gap Inc/The (A)	15,021	250
Garmin Ltd	8,700	850

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Motors Co	69,400	$2,498
Gentex Corp	12,864	365
Genuine Parts Co	7,411	773
Goodyear Tire & Rubber Co/The	15,552	249
Graham Holdings Co, Cl B	157	99
Grand Canyon Education Inc *	2,300	196
Grubhub Inc *(A)	4,800	207
H&R Block Inc	11,725	286
Hanesbrands Inc (A)	19,972	301
Harley-Davidson Inc (A)	10,003	364
Hasbro Inc	7,067	719
Hilton Grand Vacations Inc *	5,170	179
Hilton Worldwide Holdings Inc	16,433	1,725
Home Depot Inc/The	62,815	13,851
Hyatt Hotels Corp, Cl A	2,600	210
International Game Technology PLC	8,400	125
Kohl’s Corp	10,319	485
L Brands Inc	11,357	217
Las Vegas Sands Corp	18,393	1,154
Lear Corp	3,600	433
Leggett & Platt Inc (A)	7,212	377
Lennar Corp, Cl A	16,490	984
Lennar Corp, Cl B	1,713	81
LKQ Corp *	18,400	649
Lowe’s Cos Inc	44,810	5,257
Lululemon Athletica Inc *	6,900	1,557
Macy’s Inc (A)	18,430	282
Marriott International Inc/MD, Cl A	15,194	2,133
Mattel Inc *(A)	19,842	232
McDonald’s Corp	43,780	8,514
MGM Resorts International	29,739	950
Mohawk Industries Inc *	2,766	386
Newell Brands Inc (A)	17,093	329
NIKE Inc, Cl B	70,568	6,597
Nordstrom Inc	3,812	146
Norwegian Cruise Line Holdings Ltd *	12,400	665
NVR Inc *	184	698
Ollie’s Bargain Outlet Holdings Inc *	2,800	183
O’Reilly Automotive Inc *	4,340	1,920
Penske Automotive Group Inc	1,800	91
Planet Fitness Inc, Cl A *	4,700	347
Polaris Inc	2,400	234
Pool Corp	2,500	516
PulteGroup Inc	12,945	513
PVH Corp	4,900	475
Qurate Retail Inc *	28,230	267
Ralph Lauren Corp, Cl A	3,180	341
Ross Stores Inc	20,776	2,413
Royal Caribbean Cruises Ltd	10,000	1,200
Service Corp International/US	10,894	480
ServiceMaster Global Holdings Inc *	6,200	243
Six Flags Entertainment Corp	3,500	152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skechers U.S.A. Inc, Cl A *	8,500	$342
Starbucks Corp	68,512	5,853
Tapestry Inc	13,967	376
Target Corp	27,985	3,498
Tempur Sealy International Inc *(A)	1,700	144
Tesla Inc *(A)	7,737	2,553
Thor Industries Inc (A)	3,300	210
Tiffany & Co	7,125	953
TJX Cos Inc/The	69,616	4,256
Toll Brothers Inc	8,951	360
Tractor Supply Co	5,800	548
Ulta Beauty Inc *	3,152	737
Under Armour Inc, Cl A *(A)	10,700	202
Under Armour Inc, Cl C *	8,821	153
Urban Outfitters Inc *	3,820	98
Vail Resorts Inc	2,100	510
VF Corp	16,868	1,494
Wayfair Inc, Cl A *(A)	3,800	323
Wendy’s Co/The (A)	13,075	280
Whirlpool Corp	3,716	532
Williams-Sonoma Inc (A)	5,162	358
Wyndham Destinations Inc	4,768	231
Wyndham Hotels & Resorts Inc	5,768	334
Wynn Resorts Ltd	5,196	628
Yum China Holdings Inc	21,148	942
Yum! Brands Inc	16,948	1,706

		163,993

Consumer Staples — 6.6%
Altria Group Inc	107,140	5,325
Archer-Daniels-Midland Co	30,279	1,300
Beyond Meat Inc *	400	33
Brown-Forman Corp, Cl A	2,200	140
Brown-Forman Corp, Cl B (A)	9,817	666
Bunge Ltd	8,800	470
Campbell Soup Co	8,978	418
Casey’s General Stores Inc	1,900	330
Church & Dwight Co Inc	13,214	928
Clorox Co/The	7,403	1,097
Coca-Cola Co/The	218,740	11,681
Colgate-Palmolive Co	48,350	3,279
Conagra Brands Inc	28,376	819
Constellation Brands Inc, Cl A	9,231	1,718
Costco Wholesale Corp	25,081	7,520
Coty Inc, Cl A (A)	14,922	172
Energizer Holdings Inc (A)	2,941	147
Estee Lauder Cos Inc/The, Cl A	12,008	2,347
Flowers Foods Inc	10,325	222
General Mills Inc	34,692	1,850
Grocery Outlet Holding Corp *	1,700	56
Hain Celestial Group Inc/The *	3,300	82
Herbalife Nutrition Ltd *	6,500	296

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	8,098	$1,200
Hormel Foods Corp (A)	16,756	746
Ingredion Inc	4,100	341
JM Smucker Co/The	6,311	663
Kellogg Co	13,103	853
Keurig Dr Pepper Inc (A)	13,900	430
Kimberly-Clark Corp	19,118	2,607
Kraft Heinz Co/The	33,402	1,019
Kroger Co/The	43,646	1,193
Lamb Weston Holdings Inc	8,362	702
McCormick & Co Inc/MD	6,593	1,116
Molson Coors Brewing Co, Cl B	8,862	447
Mondelez International Inc, Cl A	81,506	4,282
Monster Beverage Corp *	22,487	1,345
Nu Skin Enterprises Inc, Cl A	3,900	149
PepsiCo Inc	79,952	10,860
Philip Morris International Inc	88,768	7,362
Pilgrim’s Pride Corp *	400	13
Post Holdings Inc *	3,800	401
Procter & Gamble Co/The	140,854	17,193
Seaboard Corp	16	66
Spectrum Brands Holdings Inc	2,918	182
Sprouts Farmers Market Inc *	9,000	178
Sysco Corp	26,448	2,130
TreeHouse Foods Inc *	3,000	147
Tyson Foods Inc, Cl A	16,765	1,507
US Foods Holding Corp *	13,000	517
Walgreens Boots Alliance Inc	42,525	2,535
Walmart Inc	80,179	9,549

		110,629

Energy — 3.9%
Antero Midstream Corp	10,700	49
Antero Resources Corp *	18,400	37
Apache Corp	21,559	480
Apergy Corp *	6,628	169
Baker Hughes Co, Cl A	38,040	853
Cabot Oil & Gas Corp, Cl A	23,700	378
Centennial Resource Development Inc/DE, Cl A *	11,100	34
Cheniere Energy Inc *	13,600	823
Chesapeake Energy Corp *(A)	61,266	37
Chevron Corp	108,702	12,732
Cimarex Energy Co	6,900	317
Concho Resources Inc	10,424	756
ConocoPhillips	63,776	3,823
Continental Resources Inc/OK	5,300	164
Devon Energy Corp	20,413	447
Diamondback Energy Inc	8,717	674
EOG Resources Inc	32,390	2,296
EQT Corp	11,619	101
Equitrans Midstream Corp (A)	16,495	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exxon Mobil Corp	241,338	$16,442
Halliburton Co	51,036	1,071
Helmerich & Payne Inc	6,550	259
Hess Corp	14,712	914
HollyFrontier Corp	7,026	362
Kinder Morgan Inc/DE	108,622	2,130
Kosmos Energy Ltd	17,200	103
Marathon Oil Corp	48,376	564
Marathon Petroleum Corp	37,819	2,293
Murphy Oil Corp (A)	11,754	271
National Oilwell Varco Inc	17,880	403
Noble Energy Inc	24,324	505
Occidental Petroleum Corp	49,819	1,922
ONEOK Inc	22,658	1,610
Parsley Energy Inc, Cl A	17,300	259
Patterson-UTI Energy Inc	13,832	124
PBF Energy Inc, Cl A	6,900	216
Phillips 66	25,088	2,878
Pioneer Natural Resources Co	9,044	1,156
Range Resources Corp (A)	20,614	72
Schlumberger Ltd	79,655	2,884
Targa Resources Corp	10,700	391
Transocean Ltd *(A)	33,900	169
Valero Energy Corp	24,036	2,295
Williams Cos Inc/The	70,396	1,599
WPX Energy Inc *	23,648	233

		65,459

Financials — 13.2%
Affiliated Managers Group Inc	3,220	275
Aflac Inc	42,512	2,331
AGNC Investment Corp ‡	34,059	590
Alleghany Corp *	699	545
Allstate Corp/The	18,225	2,029
Ally Financial Inc	23,500	748
American Express Co	39,234	4,713
American Financial Group Inc/OH	4,114	451
American International Group Inc	48,723	2,566
American National Insurance Co	822	97
Ameriprise Financial Inc	7,680	1,259
Annaly Capital Management Inc ‡	86,211	804
Aon PLC	13,044	2,656
Arch Capital Group Ltd *	22,600	949
Arthur J Gallagher & Co	9,804	914
Associated Banc-Corp	7,284	156
Assurant Inc	3,093	411
Assured Guaranty Ltd	4,700	233
Athene Holding Ltd, Cl A *	6,300	284
AXA Equitable Holdings Inc	26,200	648
Axis Capital Holdings Ltd	4,800	284
Bank of America Corp	480,063	15,996
Bank of Hawaii Corp	2,282	206

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of New York Mellon Corp/The	46,609	$2,282
Bank OZK	6,400	190
BankUnited Inc	5,700	200
BB&T Corp	42,606	2,331
Berkshire Hathaway Inc, Cl B *	111,400	24,541
BGC Partners Inc, Cl A	22,900	133
BlackRock Inc, Cl A	6,785	3,358
BOK Financial Corp	2,475	206
Brighthouse Financial Inc *	7,728	318
Brown & Brown Inc	13,948	526
Capital One Financial Corp	26,025	2,603
Cboe Global Markets Inc	6,600	785
Charles Schwab Corp/The	65,485	3,242
Chimera Investment Corp ‡	8,380	171
Chubb Ltd	26,091	3,952
Cincinnati Financial Corp	8,986	962
CIT Group Inc	5,103	232
Citigroup Inc	128,904	9,683
Citizens Financial Group Inc	26,200	1,008
CME Group Inc, Cl A	20,270	4,109
CNA Financial Corp	3,100	139
Comerica Inc	8,953	630
Commerce Bancshares Inc/MO (A)	4,659	312
Credit Acceptance Corp *	500	215
Cullen/Frost Bankers Inc (A)	3,568	334
Discover Financial Services	18,489	1,569
E*TRADE Financial Corp	12,300	545
East West Bancorp Inc	9,000	412
Eaton Vance Corp	6,010	284
Erie Indemnity Co, Cl A (A)	1,419	240
Evercore Inc, Cl A	3,100	240
Everest Re Group Ltd	2,500	678
FactSet Research Systems Inc (A)	1,800	467
Fidelity National Financial Inc	15,152	722
Fifth Third Bancorp	42,782	1,292
First American Financial Corp	6,900	439
First Citizens BancShares Inc/NC, Cl A	500	260
First Hawaiian Inc	8,000	228
First Horizon National Corp	21,756	350
First Republic Bank/CA	8,900	978
FNB Corp/PA	17,100	212
Franklin Resources Inc	12,749	351
Globe Life Inc	6,487	667
Goldman Sachs Group Inc/The	18,575	4,112
Hanover Insurance Group Inc/The	2,493	339
Hartford Financial Services Group Inc/The	19,610	1,213
Huntington Bancshares Inc/OH	55,134	821
Interactive Brokers Group Inc, Cl A	5,600	271
Intercontinental Exchange Inc	32,000	3,013
Invesco Ltd	25,700	451
Janus Henderson Group PLC	8,300	211
Jefferies Financial Group Inc	16,706	349

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	181,134	$23,866
Kemper Corp	3,300	244
KeyCorp	58,651	1,137
Lazard Ltd, Cl A (B)	6,900	267
Legg Mason Inc	4,781	187
LendingTree Inc *	400	144
Lincoln National Corp	11,688	690
Loews Corp	15,936	811
LPL Financial Holdings Inc	4,800	443
M&T Bank Corp	7,257	1,196
Markel Corp *	790	897
MarketAxess Holdings Inc	2,100	848
Marsh & McLennan Cos Inc	29,165	3,152
Mercury General Corp	2,396	117
MetLife Inc	44,009	2,197
MFA Financial Inc ‡	33,700	258
MGIC Investment Corp	18,900	272
Moody’s Corp	9,127	2,069
Morgan Stanley	66,578	3,294
Morningstar Inc	1,000	157
MSCI Inc, Cl A	4,800	1,244
Nasdaq Inc	7,000	734
Navient Corp	10,214	147
New Residential Investment Corp ‡	24,100	374
New York Community Bancorp Inc	19,272	230
Northern Trust Corp	11,505	1,234
Old Republic International Corp	17,490	395
OneMain Holdings Inc, Cl A	4,700	203
PacWest Bancorp	8,200	305
People’s United Financial Inc	24,934	411
Pinnacle Financial Partners Inc	4,100	252
PNC Financial Services Group Inc/The	25,522	3,910
Popular Inc	5,853	324
Primerica Inc	2,300	308
Principal Financial Group Inc	16,308	899
Progressive Corp/The	32,580	2,380
Prosperity Bancshares Inc	3,900	274
Prudential Financial Inc	23,463	2,197
Raymond James Financial Inc	7,221	649
Regions Financial Corp	58,587	975
Reinsurance Group of America Inc, Cl A	2,999	496
RenaissanceRe Holdings Ltd	2,600	490
S&P Global Inc	14,156	3,746
Santander Consumer USA Holdings Inc	4,900	115
SEI Investments Co †	6,742	435
Signature Bank/New York NY	3,100	382
SLM Corp	25,914	221
Starwood Property Trust Inc ‡	14,100	345
State Street Corp	20,279	1,523
Sterling Bancorp/DE	9,300	190
SunTrust Banks Inc	24,446	1,732
SVB Financial Group *	3,200	742

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	36,018	$1,347
Synovus Financial Corp	7,896	301
T Rowe Price Group Inc	12,630	1,561
TCF Financial Corp	7,076	301
TD Ameritrade Holding Corp	16,145	837
Texas Capital Bancshares Inc *	3,800	220
TFS Financial Corp	6,200	126
Travelers Cos Inc/The	15,075	2,061
Two Harbors Investment Corp ‡	15,900	231
Umpqua Holdings Corp	16,800	275
Unum Group	11,905	366
US Bancorp	81,897	4,916
Virtu Financial Inc, Cl A	2,600	43
Voya Financial Inc	8,500	495
Webster Financial Corp	5,600	273
Wells Fargo & Co	226,466	12,333
Western Alliance Bancorp	3,800	198
White Mountains Insurance Group Ltd	179	198
Willis Towers Watson PLC	7,500	1,473
Wintrust Financial Corp	4,300	292
WR Berkley Corp	8,121	552
Zions Bancorp NA	11,002	548

		221,376

Health Care — 13.7%
Abbott Laboratories	98,337	8,403
AbbVie Inc	84,461	7,410
ABIOMED Inc *	2,800	549
Acadia Healthcare Co Inc *	7,100	228
Adaptive Biotechnologies Corp *	900	24
Agilent Technologies Inc	16,964	1,370
Agios Pharmaceuticals Inc *(A)	3,700	144
Alexion Pharmaceuticals Inc *	11,700	1,333
Align Technology Inc *	4,600	1,276
Alkermes PLC *	9,200	193
Allergan PLC	18,816	3,480
Alnylam Pharmaceuticals Inc *	6,300	738
AmerisourceBergen Corp, Cl A	8,624	758
Amgen Inc	34,258	8,041
Anthem Inc	14,731	4,252
Avantor Inc *	14,100	242
Baxter International Inc	26,915	2,206
Becton Dickinson and Co	15,370	3,973
Biogen Inc *	10,300	3,088
BioMarin Pharmaceutical Inc *	10,600	855
Bio-Rad Laboratories Inc, Cl A *	1,300	480
Bio-Techne Corp	1,841	402
Bluebird Bio Inc *(A)	3,800	308
Boston Scientific Corp *	79,739	3,449
Bristol-Myers Squibb Co	133,619	7,608
Bruker Corp	5,700	292
Cantel Medical Corp	2,800	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardinal Health Inc	17,329	$954
Catalent Inc *	7,000	364
Centene Corp *	21,956	1,328
Cerner Corp	18,496	1,324
Change Healthcare Inc *	2,600	35
Charles River Laboratories International Inc *	2,243	326
Chemed Corp	800	344
Cigna Corp	21,302	4,259
Cooper Cos Inc/The	2,904	909
Covetrus Inc *	3,907	56
CVS Health Corp	74,299	5,592
Danaher Corp	36,402	5,314
DaVita Inc *	6,885	494
DENTSPLY SIRONA Inc	13,366	756
DexCom Inc *	5,100	1,159
Edwards Lifesciences Corp *	11,628	2,848
Elanco Animal Health Inc *	21,137	586
Eli Lilly & Co	49,171	5,770
Encompass Health Corp	5,800	410
Exact Sciences Corp *	6,900	559
Exelixis Inc *	14,900	248
Gilead Sciences Inc	73,034	4,911
Guardant Health Inc *	1,700	132
HCA Healthcare Inc	15,500	2,149
Henry Schein Inc *(A)	8,868	611
Hill-Rom Holdings Inc	4,124	442
Hologic Inc *	14,000	718
Horizon Therapeutics Plc *	9,700	318
Humana Inc *	7,475	2,551
ICU Medical Inc *	1,200	225
IDEXX Laboratories Inc *	5,004	1,259
Illumina Inc *	8,405	2,696
Incyte Corp *	10,300	970
Insulet Corp *	3,300	613
Integra LifeSciences Holdings Corp *	3,000	183
Intuitive Surgical Inc *	6,571	3,896
Ionis Pharmaceuticals Inc *	8,300	531
IQVIA Holdings Inc *	10,413	1,520
Jazz Pharmaceuticals PLC *	3,100	468
Johnson & Johnson	151,409	20,817
Laboratory Corp of America Holdings *	5,690	980
Masimo Corp *	2,300	357
McKesson Corp	10,766	1,557
MEDNAX Inc *	5,500	144
Medtronic PLC	76,626	8,535
Merck & Co Inc	146,943	12,810
Mettler-Toledo International Inc *	1,436	1,033
Moderna Inc *(A)	12,300	250
Molina Healthcare Inc *	3,400	461
Mylan NV *	24,319	457
Nektar Therapeutics, Cl A *	8,700	176

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neurocrine Biosciences Inc *	5,400	$630
Penumbra Inc *	1,400	248
PerkinElmer Inc	6,534	607
Perrigo Co PLC	7,800	400
Pfizer Inc	317,322	12,223
PRA Health Sciences Inc *	3,900	424
Premier Inc, Cl A *	5,000	178
QIAGEN NV *	11,940	511
Quest Diagnostics Inc	7,044	751
Regeneron Pharmaceuticals Inc *	4,700	1,734
ResMed Inc	7,882	1,179
Sage Therapeutics Inc *	3,100	480
Sarepta Therapeutics Inc *(A)	3,900	439
Seattle Genetics Inc *	6,700	806
STERIS PLC	4,900	741
Stryker Corp	19,704	4,037
Teleflex Inc	2,740	968
Thermo Fisher Scientific Inc	22,825	7,166
United Therapeutics Corp *	2,400	221
UnitedHealth Group Inc	53,920	15,091
Universal Health Services Inc, Cl B	3,876	541
Varian Medical Systems Inc *	5,630	753
Veeva Systems Inc, Cl A *	7,600	1,134
Vertex Pharmaceuticals Inc *	14,300	3,171
Waters Corp *	3,946	876
WellCare Health Plans Inc *	2,900	934
West Pharmaceutical Services Inc	4,400	647
Zimmer Biomet Holdings Inc	11,225	1,631
Zoetis Inc, Cl A	27,544	3,320

		228,563

Industrials — 9.5%
3M Co	32,033	5,438
Acuity Brands Inc	1,900	248
ADT Inc (A)	6,700	62
AECOM *	7,216	313
AGCO Corp	3,700	289
Air Lease Corp, Cl A	5,300	246
Alaska Air Group Inc	5,900	407
Allegion PLC	5,766	692
Allison Transmission Holdings Inc, Cl A	6,300	305
AMERCO *	600	217
American Airlines Group Inc (A)	23,000	661
AMETEK Inc	12,328	1,221
AO Smith Corp	7,600	368
Arconic Inc	23,267	720
Armstrong World Industries Inc	2,900	278
Boeing Co/The	30,191	11,055
BWX Technologies Inc	4,350	262
Carlisle Cos Inc	3,566	556
Caterpillar Inc	31,288	4,528
CH Robinson Worldwide Inc	6,986	537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cintas Corp	4,857	$1,249
Clean Harbors Inc *	3,400	281
Colfax Corp *	4,700	158
Copa Holdings SA, Cl A	1,300	136
Copart Inc *	11,436	1,018
CoStar Group Inc *	1,900	1,164
Crane Co	2,600	216
CSX Corp	42,596	3,047
Cummins Inc	8,912	1,630
Curtiss-Wright Corp	2,000	275
Deere & Co	18,319	3,079
Delta Air Lines Inc	33,700	1,931
Donaldson Co Inc	7,844	440
Dover Corp	8,357	932
Eaton Corp PLC	24,416	2,258
Emerson Electric Co	34,110	2,519
Equifax Inc	6,956	971
Expeditors International of Washington Inc	8,948	669
Fastenal Co	33,348	1,185
FedEx Corp	13,944	2,232
Flowserve Corp	8,100	394
Fluor Corp	10,208	178
Fortive Corp	17,253	1,245
Fortune Brands Home & Security Inc	8,420	533
Gardner Denver Holdings Inc *	5,600	190
Gates Industrial Corp PLC *	2,800	33
General Dynamics Corp	14,272	2,594
General Electric Co	495,106	5,580
Genesee & Wyoming Inc, Cl A *	3,300	368
Graco Inc	8,072	390
GrafTech International Ltd (A)	3,700	52
HD Supply Holdings Inc *	7,500	299
HEICO Corp	2,210	287
HEICO Corp, Cl A	3,821	384
Hexcel Corp	5,600	446
Honeywell International Inc	41,090	7,337
Hubbell Inc, Cl B	2,592	381
Huntington Ingalls Industries Inc	2,437	613
IAA Inc *	8,100	367
IDEX Corp	4,293	699
IHS Markit Ltd *	21,700	1,577
Illinois Tool Works Inc	18,180	3,169
Ingersoll-Rand PLC	13,900	1,822
ITT Inc	5,051	352
Jacobs Engineering Group Inc	7,984	735
JB Hunt Transport Services Inc	4,852	561
JetBlue Airways Corp *	11,900	229
Johnson Controls International PLC	44,066	1,887
Kansas City Southern	5,900	899
KAR Auction Services Inc	8,100	171
Kirby Corp *	3,500	295

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knight-Swift Transportation Holdings Inc, Cl A (A)	6,900	$255
L3Harris Technologies Inc	12,334	2,480
Landstar System Inc	2,365	263
Lennox International Inc	2,100	537
Lincoln Electric Holdings Inc	3,800	351
Lockheed Martin Corp	14,173	5,542
Lyft Inc, Cl A *	1,500	73
Macquarie Infrastructure Corp	4,500	189
ManpowerGroup Inc	2,984	276
Masco Corp	16,079	748
Middleby Corp/The *	2,600	301
MSC Industrial Direct Co Inc, Cl A	2,720	200
Nielsen Holdings PLC	15,800	309
Nordson Corp	3,100	514
Norfolk Southern Corp	14,833	2,870
Northrop Grumman Corp	8,878	3,123
nVent Electric PLC	7,173	177
Old Dominion Freight Line Inc	3,200	613
Oshkosh Corp	4,359	394
Owens Corning	6,200	416
PACCAR Inc	18,470	1,503
Parker-Hannifin Corp	7,004	1,392
Pentair PLC	8,873	394
Quanta Services Inc	6,400	266
Raytheon Co	16,068	3,494
Regal Beloit Corp	2,500	204
Republic Services Inc, Cl A	12,442	1,103
Resideo Technologies Inc *	8,898	87
Robert Half International Inc	7,376	429
Rockwell Automation Inc	6,804	1,332
Rollins Inc	9,225	331
Roper Technologies Inc	5,700	2,054
Ryder System Inc	2,706	142
Schneider National Inc, Cl B	3,000	68
Sensata Technologies Holding PLC *	10,100	520
Snap-on Inc	2,691	432
Southwest Airlines Co	26,520	1,529
Spirit AeroSystems Holdings Inc, Cl A	4,800	418
Stanley Black & Decker Inc	8,193	1,292
Stericycle Inc *(A)	3,626	228
Teledyne Technologies Inc *	1,900	650
Textron Inc	13,422	621
Timken Co/The	3,769	198
Toro Co/The	6,340	496
TransDigm Group Inc *	2,693	1,527
TransUnion	11,200	967
Trinity Industries Inc	4,800	101
Uber Technologies Inc *	10,200	302
Union Pacific Corp	40,432	7,116
United Airlines Holdings Inc *	12,700	1,179
United Parcel Service Inc, Cl B	40,041	4,794

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	3,900	$597
United Technologies Corp	46,378	6,880
Univar Solutions Inc *	10,400	244
Valmont Industries Inc	800	115
Verisk Analytics Inc, Cl A	9,300	1,372
WABCO Holdings Inc *	2,624	354
Waste Management Inc	23,794	2,687
Watsco Inc	1,900	338
WESCO International Inc *	2,500	132
Westinghouse Air Brake Technologies Corp	9,437	741
Woodward Inc	3,000	350
WW Grainger Inc	2,387	757
XPO Logistics Inc *(A)	4,900	405
Xylem Inc/NY	9,502	737

		158,369

Information Technology — 22.5%
2U Inc *	4,100	102
Accenture PLC, Cl A	36,400	7,322
Adobe Inc *	27,802	8,606
Advanced Micro Devices Inc *	57,800	2,263
Akamai Technologies Inc *	8,118	707
Alliance Data Systems Corp	2,612	279
Alteryx Inc, Cl A *(A)	2,400	272
Amdocs Ltd	8,500	589
Amphenol Corp, Cl A	15,984	1,662
Analog Devices Inc	21,179	2,392
Anaplan Inc *	4,300	232
ANSYS Inc *	4,900	1,248
Apple Inc	257,325	68,770
Applied Materials Inc	52,255	3,026
Arista Networks Inc *	3,000	585
Arrow Electronics Inc *	4,689	373
Aspen Technology Inc *	3,800	477
Atlassian Corp PLC, Cl A *	6,400	814
Autodesk Inc *	12,137	2,196
Automatic Data Processing Inc	24,992	4,268
Avalara Inc *	2,100	164
Avnet Inc	3,810	155
Black Knight Inc *	7,200	454
Booz Allen Hamilton Holding Corp, Cl A	8,600	626
Broadcom Inc	22,032	6,967
Broadridge Financial Solutions Inc	5,973	739
CACI International Inc, Cl A *	1,300	311
Cadence Design Systems Inc *	16,263	1,142
CDK Global Inc	7,597	407
CDW Corp/DE	8,500	1,148
Cerence Inc *	2,712	42
Ceridian HCM Holding Inc *	5,700	344
Ciena Corp *	8,600	326
Cisco Systems Inc	244,427	11,075
Citrix Systems Inc	7,387	833

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognex Corp	9,200	$462
Cognizant Technology Solutions Corp, Cl A	30,376	1,947
Coherent Inc *	1,800	272
CommScope Holding Co Inc *	13,300	181
CoreLogic Inc/United States *	4,584	190
Corning Inc	41,958	1,218
Coupa Software Inc *(A)	3,400	522
Cree Inc *	5,800	256
Cypress Semiconductor Corp	21,500	504
Dell Technologies Inc, Cl C *	9,142	443
DocuSign Inc, Cl A *	8,600	612
Dolby Laboratories Inc, Cl A	2,643	182
Dropbox Inc, Cl A *	11,400	211
DXC Technology Co	15,736	587
Dynatrace Inc *	2,000	53
EchoStar Corp, Cl A *	3,332	140
Elastic NV *	1,800	143
Entegris Inc	7,300	345
EPAM Systems Inc *	2,800	593
Euronet Worldwide Inc *	2,400	377
F5 Networks Inc *	3,638	530
Fair Isaac Corp *	1,700	625
Fidelity National Information Services Inc	34,948	4,828
FireEye Inc *	15,800	265
First Solar Inc *	5,100	282
Fiserv Inc *	32,374	3,763
FleetCor Technologies Inc *	4,700	1,443
FLIR Systems Inc	6,000	321
Fortinet Inc *	8,400	883
Gartner Inc *	5,100	818
Genpact Ltd	9,000	366
Global Payments Inc	16,652	3,016
GoDaddy Inc, Cl A *	10,800	717
Guidewire Software Inc *	4,300	524
Hewlett Packard Enterprise Co	78,070	1,236
HP Inc	82,870	1,664
HubSpot Inc *	2,200	332
Intel Corp	252,758	14,673
International Business Machines Corp	50,698	6,816
Intuit Inc	14,252	3,690
IPG Photonics Corp *	1,400	199
Jabil Inc	6,174	240
Jack Henry & Associates Inc	4,400	669
Juniper Networks Inc	15,825	397
Keysight Technologies Inc *	10,932	1,170
KLA Corp	9,209	1,509
Lam Research Corp	7,952	2,122
Leidos Holdings Inc	7,073	643
Littelfuse Inc	1,000	181
LogMeIn Inc	3,500	273
Manhattan Associates Inc *	2,700	225
Marvell Technology Group Ltd	38,202	1,007

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mastercard Inc, Cl A	51,200	$14,962
Maxim Integrated Products Inc	15,800	895
Medallia Inc *	800	24
Microchip Technology Inc (A)	12,615	1,193
Micron Technology Inc *	63,616	3,022
Microsoft Corp	430,500	65,169
MKS Instruments Inc	3,200	340
MongoDB Inc, Cl A *(A)	2,500	372
Monolithic Power Systems Inc	2,400	386
Motorola Solutions Inc	9,514	1,592
National Instruments Corp	6,604	278
NCR Corp *	5,189	170
NetApp Inc	12,555	761
New Relic Inc *	2,400	163
NortonLifeLock Inc	34,548	860
Nuance Communications Inc *	18,100	325
Nutanix Inc, Cl A *	8,200	306
NVIDIA Corp	33,356	7,230
Okta Inc, Cl A *	6,100	792
ON Semiconductor Corp *	22,400	481
Oracle Corp	128,120	7,193
PagerDuty Inc *	300	8
Palo Alto Networks Inc *	5,500	1,250
Paychex Inc	18,607	1,602
Paycom Software Inc *	2,700	747
Paylocity Holding Corp *	1,600	196
PayPal Holdings Inc *	67,111	7,249
Pegasystems Inc	2,900	225
Pluralsight Inc, Cl A *	3,400	58
Proofpoint Inc *	2,800	332
PTC Inc *	6,300	483
Pure Storage Inc, Cl A *	12,600	202
Qorvo Inc *	7,200	750
QUALCOMM Inc	69,559	5,812
RealPage Inc *	5,400	297
RingCentral Inc, Cl A *	3,600	621
Sabre Corp	12,900	289
salesforce.com Inc *	46,784	7,621
ServiceNow Inc *	10,700	3,029
Skyworks Solutions Inc	10,100	993
Smartsheet Inc, Cl A *	4,400	209
SolarWinds Corp *(A)	1,600	31
Splunk Inc *	8,800	1,313
Square Inc, Cl A *	19,600	1,355
SS&C Technologies Holdings Inc	13,100	787
Switch Inc, Cl A	2,400	38
SYNNEX Corp	2,200	270
Synopsys Inc *	8,082	1,140
Teradata Corp *	7,889	210
Teradyne Inc	10,463	655
Texas Instruments Inc	53,608	6,444
Trade Desk Inc/The, Cl A *(A)	2,100	553

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trimble Inc *	15,728	$637
Twilio Inc, Cl A *(A)	6,700	692
Tyler Technologies Inc *	2,300	667
Ubiquiti Inc (A)	1,200	237
Universal Display Corp	2,400	466
VeriSign Inc *	6,185	1,180
ViaSat Inc *	3,000	221
Visa Inc, Cl A	99,200	18,303
VMware Inc, Cl A *	4,500	700
Western Digital Corp	15,696	790
Western Union Co/The	25,228	678
WEX Inc *	2,600	523
Workday Inc, Cl A *	9,300	1,666
Xerox Holdings Corp	7,999	311
Xilinx Inc	14,757	1,369
Zebra Technologies Corp, Cl A *	3,125	784
Zendesk Inc *	5,500	435
Zscaler Inc *	3,300	172

		376,695

Materials — 2.7%
Air Products & Chemicals Inc	12,694	3,000
Albemarle Corp (A)	4,673	306
Alcoa Corp *	9,188	187
AptarGroup Inc	3,500	392
Ardagh Group SA, Cl A	1,200	22
Ashland Global Holdings Inc	3,376	242
Avery Dennison Corp	4,710	614
Axalta Coating Systems Ltd *	8,800	251
Ball Corp	19,300	1,275
Berry Global Group Inc *	8,500	397
Cabot Corp	4,273	201
Celanese Corp, Cl A	7,283	915
CF Industries Holdings Inc	12,630	584
Chemours Co/The	12,700	201
Corteva Inc	40,676	1,058
Crown Holdings Inc *	8,251	626
Domtar Corp	2,300	86
Dow Inc	43,176	2,304
DuPont de Nemours Inc	41,976	2,721
Eagle Materials Inc	2,100	193
Eastman Chemical Co	6,928	543
Ecolab Inc	14,108	2,634
Element Solutions Inc *	16,800	196
FMC Corp	7,620	746
Freeport-McMoRan Inc, Cl B	76,324	869
Graphic Packaging Holding Co	15,300	249
Huntsman Corp	8,729	197
International Flavors & Fragrances Inc (A)	6,291	889
International Paper Co	23,055	1,068
Linde PLC	31,025	6,398
LyondellBasell Industries NV, Cl A	15,460	1,431

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Martin Marietta Materials Inc	3,663	$983
Mosaic Co/The	22,478	428
NewMarket Corp	300	148
Newmont Goldcorp Corp	46,833	1,798
Nucor Corp	17,890	1,008
Olin Corp	12,700	223
Owens-Illinois Inc	8,891	88
Packaging Corp of America	5,499	615
PPG Industries Inc	12,946	1,668
Reliance Steel & Aluminum Co	3,700	437
Royal Gold Inc	3,000	352
RPM International Inc	7,669	565
Scotts Miracle-Gro Co/The, Cl A	1,606	162
Sealed Air Corp	8,568	323
Sherwin-Williams Co/The	4,637	2,704
Silgan Holdings Inc	3,808	117
Sonoco Products Co	5,746	348
Southern Copper Corp	5,768	219
Steel Dynamics Inc	11,900	401
United States Steel Corp (A)	7,983	105
Valvoline Inc	11,204	254
Vulcan Materials Co	7,757	1,101
Westlake Chemical Corp	2,000	137
Westrock Co	12,845	518
WR Grace & Co	4,300	287

		45,784

Real Estate — 3.7%
Alexandria Real Estate Equities Inc ‡	6,500	1,056
American Campus Communities Inc ‡	8,000	384
American Homes 4 Rent, Cl A ‡	17,200	459
American Tower Corp, Cl A ‡	25,122	5,377
Americold Realty Trust ‡	10,500	395
Apartment Investment & Management Co, Cl A ‡	6,803	366
Apple Hospitality Inc ‡	6,900	112
AvalonBay Communities Inc ‡	7,641	1,638
Boston Properties Inc ‡	8,384	1,162
Brandywine Realty Trust ‡	4,500	69
Brixmor Property Group Inc ‡	17,300	380
Brookfield Property REIT Inc, Cl A ‡	6,465	123
Camden Property Trust ‡	4,547	507
CBRE Group Inc, Cl A *	19,617	1,119
Colony Capital Inc ‡	21,023	103
Columbia Property Trust Inc ‡	4,000	83
CoreSite Realty Corp ‡	2,100	238
Corporate Office Properties Trust ‡	4,600	134
Cousins Properties Inc ‡	7,900	320
Crown Castle International Corp ‡	23,796	3,181
CubeSmart ‡	10,700	330
CyrusOne Inc ‡	6,900	430
Digital Realty Trust Inc ‡(A)	12,096	1,463

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Douglas Emmett Inc ‡	9,200	$405
Duke Realty Corp ‡	20,309	715
Empire State Realty Trust Inc, Cl A ‡	12,600	176
EPR Properties ‡	4,500	319
Equinix Inc ‡	4,642	2,631
Equity Commonwealth *‡	5,325	175
Equity LifeStyle Properties Inc ‡	9,400	696
Equity Residential ‡	20,177	1,717
Essex Property Trust Inc ‡	3,854	1,203
Extra Space Storage Inc ‡	7,500	795
Federal Realty Investment Trust ‡	3,996	528
Gaming and Leisure Properties Inc ‡	12,491	527
Healthcare Trust of America Inc, Cl A ‡	11,800	358
Healthpeak Properties Inc ‡	27,874	972
Highwoods Properties Inc ‡	5,400	262
Host Hotels & Resorts Inc ‡	43,040	753
Howard Hughes Corp/The *	2,773	306
Hudson Pacific Properties Inc ‡	9,100	326
Invitation Homes Inc ‡	31,400	959
Iron Mountain Inc ‡(A)	14,303	459
JBG SMITH Properties ‡	8,518	340
Jones Lang LaSalle Inc	3,300	549
Kilroy Realty Corp ‡	5,200	433
Kimco Realty Corp ‡	22,344	483
Lamar Advertising Co, Cl A ‡	4,740	395
Liberty Property Trust ‡	9,206	567
Life Storage Inc ‡	3,300	361
Macerich Co/The ‡(A)	7,511	202
Medical Properties Trust Inc ‡	26,900	558
Mid-America Apartment Communities Inc ‡	5,750	783
National Retail Properties Inc ‡	9,300	518
Omega Healthcare Investors Inc ‡(A)	11,700	492
Outfront Media Inc ‡	6,580	164
Paramount Group Inc ‡	11,600	158
Park Hotels & Resorts Inc ‡	14,488	343
Prologis Inc ‡	35,230	3,225
Public Storage ‡	8,168	1,721
Rayonier Inc ‡	7,504	230
Realty Income Corp ‡	18,500	1,418
Regency Centers Corp ‡	9,658	628
Retail Properties of America Inc, Cl A ‡	14,900	212
SBA Communications Corp, Cl A ‡	6,500	1,537
Service Properties Trust ‡	9,166	214
Simon Property Group Inc ‡	17,181	2,598
SITE Centers Corp ‡	3,400	49
SL Green Realty Corp ‡	3,568	304
Spirit Realty Capital Inc ‡	4,120	216
STORE Capital Corp ‡	10,600	432
Sun Communities Inc ‡	4,900	807
Taubman Centers Inc ‡	3,300	107
UDR Inc ‡	16,093	773
Ventas Inc ‡	21,192	1,236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	63,400	$619
VICI Properties Inc ‡(A)	25,200	623
Vornado Realty Trust ‡	9,936	642
Weingarten Realty Investors ‡	6,767	216
Welltower Inc ‡	23,383	1,978
Weyerhaeuser Co ‡	43,446	1,282
WP Carey Inc ‡	9,700	809

		61,933

Utilities — 3.1%
AES Corp/VA	37,624	711
Alliant Energy Corp	13,052	692
Ameren Corp	14,490	1,077
American Electric Power Co Inc	27,650	2,526
American Water Works Co Inc	10,500	1,271
Aqua America Inc	12,046	533
Atmos Energy Corp	6,591	705
Avangrid Inc	3,094	150
CenterPoint Energy Inc	30,115	740
CMS Energy Corp	15,242	934
Consolidated Edison Inc	19,316	1,678
Dominion Energy Inc	45,970	3,821
DTE Energy Co	10,664	1,332
Duke Energy Corp	41,816	3,687
Edison International	19,179	1,325
Entergy Corp	11,498	1,338
Evergy Inc	13,149	832
Eversource Energy	18,708	1,546
Exelon Corp	54,176	2,405
FirstEnergy Corp	30,827	1,470
Hawaiian Electric Industries Inc	7,546	330
IDACORP Inc	2,700	284
MDU Resources Group Inc	10,421	303
National Fuel Gas Co	4,789	216
NextEra Energy Inc	27,373	6,400
NiSource Inc	17,821	471
NRG Energy Inc	15,100	600
OGE Energy Corp	10,036	422
PG&E Corp *(A)	31,618	236
Pinnacle West Capital Corp	6,992	611
PPL Corp	42,026	1,430
Public Service Enterprise Group Inc	27,852	1,652
Sempra Energy	15,323	2,257
Southern Co/The	59,703	3,701
UGI Corp	11,725	511
Vistra Energy Corp	25,100	666
WEC Energy Group Inc	18,257	1,618
Xcel Energy Inc	29,781	1,831

		52,312

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $589,460) ($ Thousands)		$1,650,326

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	7,592	16

DISH Network Corp, Expires 12/13/2019 *	782	1

Total Rights (Cost $16) ($ Thousands)		17

	Shares

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P. 1.680% **†(C)	24,100,914	24,099

Total Affiliated Partnership (Cost $24,101) ($ Thousands)		24,099

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	22,174,441	22,174

Total Cash Equivalent (Cost $22,174) ($ Thousands)		22,174

Total Investments in Securities — 101.3% (Cost $635,751) ($ Thousands)		$1,696,616

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	153	Dec-2019	$ 22,984	$ 24,049	$1,065
S&P Mid Cap 400 Index E-MINI	11	Dec-2019	2,162	2,211	49

			$ 25,146	$ 26,260	$1,114

Percentages are based on Net Assets of $1,674,073 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019 was $23,691 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $267 ($ Thousands), or 0.0% of the net assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $24,099 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Large Cap Index Fund (Continued)

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,650,326	–	–	1,650,326
Rights	17	–	–	17
Affiliated Partnership	–	24,099	–	24,099
Cash Equivalent	22,174	–	–	22,174

Total Investments in Securities	1,672,517	24,099	–	1,696,616

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	1,114	–	–	1,114

Total Other Financial Instruments	1,114	–	–	1,114

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Investment Co.	$ 339	$ —	$ —	$ —	$ 96	$ 435	6,742	$ 2	$ —
SEI Liquidity Fund, L.P.	20,606	79,185	(75,692)	—	—	24,099	24,100,914	33	—
SEI Daily Income Trust, Government Fund, Cl F	32,626	203,038	(213,490)	—	—	22,174	22,174,441	284	—

Totals	$ 53,571	$ 282,223	$ (289,182)	$ —	$ 96	$ 46,708	46,282,097	$ 319	$ —

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 10.2%
Activision Blizzard Inc	140,800	$7,720
Alphabet Inc, Cl A *	54,441	70,996
Alphabet Inc, Cl C *	54,963	71,725
AT&T Inc	1,328,391	49,655
CBS Corp, Cl B	57,437	2,319
CenturyLink Inc	182,674	2,647
Charter Communications Inc, Cl A *	29,100	13,677
Comcast Corp, Cl A	823,148	36,342
Discovery Inc, Cl A *(A)	26,100	860
Discovery Inc, Cl C *	64,445	1,967
DISH Network Corp, Cl A *	45,600	1,558
Electronic Arts Inc *	53,500	5,404
Facebook Inc, Cl A *	437,178	88,153
Fox Corp	92,457	3,283
Interpublic Group of Cos Inc/The	68,400	1,532
Netflix Inc *	79,379	24,978
News Corp	23,200	306
News Corp, Cl A	71,283	918
Omnicom Group Inc	38,700	3,076
Take-Two Interactive Software Inc *	20,200	2,451
T-Mobile US Inc *	57,100	4,485
TripAdvisor Inc (A)	17,795	505
Twitter Inc *	138,800	4,290
Verizon Communications Inc	752,052	45,304
Viacom Inc, Cl B	62,800	1,512
Walt Disney Co/The	327,519	49,645

		495,308

Consumer Discretionary — 9.6%
Advance Auto Parts Inc	13,100	2,058
Amazon.com Inc *	75,460	135,888
Aptiv PLC	47,200	4,431
AutoZone Inc *	4,545	5,354
Best Buy Co Inc	41,687	3,362
Booking Holdings Inc *	7,684	14,631
BorgWarner Inc	35,600	1,497
Capri Holdings Ltd *	25,100	932
CarMax Inc *	29,400	2,859
Carnival Corp, Cl A	74,100	3,340
Chipotle Mexican Grill Inc, Cl A *	4,720	3,842
Darden Restaurants Inc	21,695	2,570
Dollar General Corp	46,500	7,317
Dollar Tree Inc *	42,969	3,930
DR Horton Inc	59,891	3,315
eBay Inc	145,183	5,157
Expedia Group Inc	25,895	2,632
Ford Motor Co	720,443	6,527
Gap Inc/The	36,800	611
Garmin Ltd	25,895	2,530
General Motors Co	230,487	8,298
Genuine Parts Co	27,100	2,828

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	33,591	$819
Hanesbrands Inc (A)	60,500	912
Harley-Davidson Inc (A)	26,500	964
Hasbro Inc	23,295	2,369
Hilton Worldwide Holdings Inc	52,500	5,512
Home Depot Inc/The	199,087	43,901
Kohl’s Corp	29,391	1,382
L Brands Inc	38,200	731
Las Vegas Sands Corp	61,200	3,840
Leggett & Platt Inc (A)	24,895	1,302
Lennar Corp, Cl A	50,491	3,012
LKQ Corp *	54,900	1,937
Lowe’s Cos Inc	140,587	16,492
Macy’s Inc (A)	55,600	852
Marriott International Inc/MD, Cl A	49,736	6,981
McDonald’s Corp	137,687	26,777
MGM Resorts International	97,400	3,112
Mohawk Industries Inc *	11,400	1,589
Newell Brands Inc	70,590	1,357
NIKE Inc, Cl B	226,782	21,202
Nordstrom Inc (A)	20,795	794
Norwegian Cruise Line Holdings Ltd *	38,100	2,044
NVR Inc *	620	2,351
O’Reilly Automotive Inc *	14,100	6,236
PulteGroup Inc	46,283	1,835
PVH Corp	13,700	1,328
Ralph Lauren Corp, Cl A	8,695	933
Ross Stores Inc	66,100	7,677
Royal Caribbean Cruises Ltd	31,600	3,793
Starbucks Corp	216,682	18,511
Tapestry Inc	48,791	1,312
Target Corp	93,191	11,650
Tiffany & Co	19,495	2,608
TJX Cos Inc/The	217,482	13,295
Tractor Supply Co	21,300	2,012
Ulta Beauty Inc *	10,400	2,432
Under Armour Inc, Cl A *(A)	31,095	587
Under Armour Inc, Cl C *	34,832	603
VF Corp	58,791	5,205
Whirlpool Corp	11,300	1,617
Wynn Resorts Ltd	17,100	2,067
Yum! Brands Inc	55,100	5,547

		463,389

Consumer Staples — 7.1%
Altria Group Inc	340,283	16,912
Archer-Daniels-Midland Co	102,491	4,400
Brown-Forman Corp, Cl B	31,990	2,170
Campbell Soup Co	29,191	1,359
Church & Dwight Co Inc	45,700	3,210
Clorox Co/The	22,400	3,320
Coca-Cola Co/The	698,457	37,298

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colgate-Palmolive Co	157,191	$10,661
Conagra Brands Inc	85,887	2,480
Constellation Brands Inc, Cl A	30,800	5,731
Costco Wholesale Corp	79,700	23,895
Coty Inc, Cl A (A)	56,021	647
Estee Lauder Cos Inc/The, Cl A	40,600	7,936
General Mills Inc	110,996	5,918
Hershey Co/The	27,500	4,074
Hormel Foods Corp (A)	51,792	2,306
JM Smucker Co/The	20,195	2,122
Kellogg Co	44,600	2,904
Kimberly-Clark Corp	63,196	8,616
Kraft Heinz Co/The	115,191	3,513
Kroger Co/The	143,982	3,937
Lamb Weston Holdings Inc	27,200	2,284
McCormick & Co Inc/MD	22,795	3,858
Molson Coors Brewing Co, Cl B	33,295	1,681
Mondelez International Inc, Cl A	262,878	13,812
Monster Beverage Corp *	70,731	4,231
PepsiCo Inc	254,178	34,525
Philip Morris International Inc	281,978	23,384
Procter & Gamble Co/The	454,967	55,533
Sysco Corp	94,200	7,588
Tyson Foods Inc, Cl A	53,187	4,781
Walgreens Boots Alliance Inc	137,787	8,212
Walmart Inc	257,983	30,723

		344,021

Energy — 4.1%
Apache Corp	66,700	1,486
Baker Hughes Co, Cl A	114,600	2,569
Cabot Oil & Gas Corp, Cl A	75,687	1,206
Chevron Corp	345,178	40,431
Cimarex Energy Co	19,996	919
Concho Resources Inc	37,400	2,714
ConocoPhillips	199,583	11,963
Devon Energy Corp	70,500	1,543
Diamondback Energy Inc	28,800	2,227
EOG Resources Inc	105,091	7,451
Exxon Mobil Corp	769,200	52,406
Halliburton Co	162,191	3,404
Helmerich & Payne Inc	20,395	806
Hess Corp	48,100	2,987
HollyFrontier Corp	26,200	1,351
Kinder Morgan Inc/DE	357,483	7,010
Marathon Oil Corp	145,900	1,700
Marathon Petroleum Corp	119,411	7,241
National Oilwell Varco Inc	69,900	1,576
Noble Energy Inc	86,300	1,792
Occidental Petroleum Corp	162,324	6,261
ONEOK Inc	75,991	5,399
Phillips 66	82,196	9,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	30,496	$3,899
Schlumberger Ltd	250,466	9,067
TechnipFMC PLC	74,800	1,409
Valero Energy Corp	76,100	7,267
Williams Cos Inc/The	218,596	4,966

		200,480

Financials — 12.9%
Affiliated Managers Group Inc	8,300	709
Aflac Inc	135,982	7,457
Allstate Corp/The	60,500	6,737
American Express Co	123,987	14,893
American International Group Inc	159,578	8,403
Ameriprise Financial Inc	23,500	3,851
Aon PLC	43,100	8,776
Arthur J Gallagher & Co	34,500	3,218
Assurant Inc	10,495	1,394
Bank of America Corp	1,522,983	50,746
Bank of New York Mellon Corp/The	156,187	7,648
BB&T Corp	140,691	7,699
Berkshire Hathaway Inc, Cl B *	356,328	78,499
BlackRock Inc, Cl A	21,496	10,639
Capital One Financial Corp	86,296	8,630
Cboe Global Markets Inc	19,900	2,366
Charles Schwab Corp/The	208,891	10,340
Chubb Ltd	81,947	12,413
Cincinnati Financial Corp	28,096	3,008
Citigroup Inc	409,757	30,781
Citizens Financial Group Inc	80,800	3,107
CME Group Inc, Cl A	65,295	13,237
Comerica Inc	25,991	1,830
Discover Financial Services	58,400	4,956
E*TRADE Financial Corp	40,291	1,785
Everest Re Group Ltd	7,200	1,953
Fifth Third Bancorp	135,300	4,085
First Republic Bank/CA	31,300	3,440
Franklin Resources Inc	52,295	1,438
Globe Life Inc	18,046	1,854
Goldman Sachs Group Inc/The	58,991	13,058
Hartford Financial Services Group Inc/The	66,200	4,095
Huntington Bancshares Inc/OH	184,861	2,753
Intercontinental Exchange Inc	101,800	9,586
Invesco Ltd	72,900	1,280
JPMorgan Chase & Co	581,157	76,573
KeyCorp	185,600	3,599
Lincoln National Corp	35,800	2,114
Loews Corp	48,887	2,488
M&T Bank Corp	24,723	4,073
MarketAxess Holdings Inc	6,700	2,706
Marsh & McLennan Cos Inc	91,891	9,931
MetLife Inc	146,187	7,296
Moody’s Corp	29,700	6,732

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	225,700	$11,168
MSCI Inc, Cl A	15,600	4,043
Nasdaq Inc	20,600	2,159
Northern Trust Corp	39,696	4,257
People’s United Financial Inc	83,700	1,381
PNC Financial Services Group Inc/The	80,091	12,271
Principal Financial Group Inc	45,891	2,529
Progressive Corp/The	107,383	7,844
Prudential Financial Inc	73,800	6,909
Raymond James Financial Inc	22,800	2,048
Regions Financial Corp	178,600	2,972
S&P Global Inc	44,300	11,724
State Street Corp	68,300	5,129
SunTrust Banks Inc	81,700	5,788
SVB Financial Group *	9,300	2,155
Synchrony Financial	112,621	4,213
T Rowe Price Group Inc	42,700	5,276
Travelers Cos Inc/The	47,096	6,439
Unum Group	36,391	1,119
US Bancorp	261,283	15,685
Wells Fargo & Co	729,148	39,709
Willis Towers Watson PLC	23,345	4,586
Zions Bancorp NA	32,700	1,628

		623,208

Health Care — 13.8%
Abbott Laboratories	320,448	27,382
AbbVie Inc	267,978	23,510
ABIOMED Inc *	8,000	1,569
Agilent Technologies Inc	57,091	4,611
Alexion Pharmaceuticals Inc *	40,500	4,615
Align Technology Inc *	13,400	3,716
Allergan PLC	58,899	10,893
AmerisourceBergen Corp, Cl A	27,596	2,426
Amgen Inc	108,691	25,512
Anthem Inc	46,596	13,450
Baxter International Inc	93,729	7,683
Becton Dickinson and Co	48,539	12,547
Biogen Inc *	33,800	10,134
Boston Scientific Corp *	250,200	10,821
Bristol-Myers Squibb Co	426,670	24,295
Cardinal Health Inc	53,496	2,944
Centene Corp *	76,000	4,596
Cerner Corp	58,800	4,210
Cigna Corp	68,207	13,636
Cooper Cos Inc/The	9,200	2,880
CVS Health Corp	235,357	17,715
Danaher Corp	116,300	16,977
DaVita Inc *	16,595	1,191
DENTSPLY SIRONA Inc	40,091	2,267
Edwards Lifesciences Corp *	38,100	9,332
Eli Lilly & Co	153,745	18,042

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences Inc	230,678	$15,511
HCA Healthcare Inc	48,095	6,669
Henry Schein Inc *(A)	26,400	1,819
Hologic Inc *	47,400	2,433
Humana Inc *	24,796	8,461
IDEXX Laboratories Inc *	15,500	3,899
Illumina Inc *	26,800	8,596
Incyte Corp *	33,100	3,117
Intuitive Surgical Inc *	21,000	12,451
IQVIA Holdings Inc *	32,700	4,774
Johnson & Johnson	479,670	65,950
Laboratory Corp of America Holdings *	17,600	3,032
McKesson Corp	34,100	4,932
Medtronic PLC	243,261	27,097
Merck & Co Inc	464,770	40,519
Mettler-Toledo International Inc *	4,500	3,237
Mylan NV *	92,896	1,745
PerkinElmer Inc	19,700	1,830
Perrigo Co PLC	23,596	1,209
Pfizer Inc	1,003,835	38,668
Quest Diagnostics Inc	23,800	2,536
Regeneron Pharmaceuticals Inc *	14,700	5,424
ResMed Inc	26,500	3,964
Stryker Corp	57,696	11,820
Teleflex Inc	8,400	2,968
Thermo Fisher Scientific Inc	72,591	22,790
UnitedHealth Group Inc	172,287	48,218
Universal Health Services Inc, Cl B	14,900	2,078
Varian Medical Systems Inc *	16,095	2,152
Vertex Pharmaceuticals Inc *	46,200	10,245
Waters Corp *	12,200	2,709
WellCare Health Plans Inc *	8,900	2,866
Zimmer Biomet Holdings Inc	36,995	5,375
Zoetis Inc, Cl A	85,800	10,341

		666,389

Industrials — 9.1%
3M Co	104,791	17,790
Alaska Air Group Inc	23,100	1,594
Allegion PLC	16,696	2,004
American Airlines Group Inc	71,191	2,046
AMETEK Inc	42,200	4,178
AO Smith Corp	24,000	1,162
Arconic Inc	72,166	2,234
Boeing Co/The	97,191	35,589
Caterpillar Inc	102,491	14,834
CH Robinson Worldwide Inc (A)	24,195	1,859
Cintas Corp	15,095	3,880
Copart Inc *	37,300	3,320
CSX Corp	143,278	10,250
Cummins Inc	29,096	5,320
Deere & Co	57,196	9,612

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines Inc	106,387	$6,097
Dover Corp	27,000	3,010
Eaton Corp PLC	76,195	7,048
Emerson Electric Co	112,891	8,338
Equifax Inc	22,395	3,127
Expeditors International of Washington Inc	30,391	2,272
Fastenal Co	105,882	3,761
FedEx Corp	44,100	7,058
Flowserve Corp	23,000	1,120
Fortive Corp	54,125	3,906
Fortune Brands Home & Security Inc	25,500	1,613
General Dynamics Corp	42,996	7,814
General Electric Co	1,579,688	17,803
Honeywell International Inc	130,387	23,281
Huntington Ingalls Industries Inc	7,500	1,888
IDEX Corp	13,300	2,164
IHS Markit Ltd *	72,500	5,267
Illinois Tool Works Inc	53,995	9,413
Ingersoll-Rand PLC	43,496	5,703
Jacobs Engineering Group Inc	23,896	2,201
JB Hunt Transport Services Inc	15,600	1,804
Johnson Controls International PLC	146,246	6,264
Kansas City Southern	17,800	2,713
L3Harris Technologies Inc	40,760	8,196
Lockheed Martin Corp	45,256	17,696
Masco Corp	52,800	2,458
Nielsen Holdings PLC	63,500	1,241
Norfolk Southern Corp	47,796	9,249
Northrop Grumman Corp	28,796	10,130
PACCAR Inc	62,600	5,094
Parker-Hannifin Corp	23,500	4,672
Pentair PLC	29,000	1,286
Quanta Services Inc	25,900	1,078
Raytheon Co	50,995	11,087
Republic Services Inc, Cl A	37,900	3,360
Robert Half International Inc	21,695	1,263
Rockwell Automation Inc	21,596	4,229
Rollins Inc	25,500	914
Roper Technologies Inc	18,800	6,775
Snap-on Inc	9,800	1,573
Southwest Airlines Co	88,287	5,089
Stanley Black & Decker Inc	27,795	4,384
Textron Inc	41,191	1,905
TransDigm Group Inc	9,100	5,161
Union Pacific Corp	127,687	22,472
United Airlines Holdings Inc *	40,800	3,786
United Parcel Service Inc, Cl B	127,187	15,228
United Rentals Inc *	14,200	2,173
United Technologies Corp	146,985	21,804
Verisk Analytics Inc, Cl A	29,500	4,351
Waste Management Inc	71,600	8,084
Westinghouse Air Brake Technologies Corp	32,753	2,573

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	8,000	$2,536
Xylem Inc/NY	32,200	2,496

		441,680

Information Technology — 22.4%
Accenture PLC, Cl A	115,496	23,233
Adobe Inc *	87,995	27,237
Advanced Micro Devices Inc *	199,500	7,810
Akamai Technologies Inc *	29,596	2,578
Alliance Data Systems Corp	6,600	706
Amphenol Corp, Cl A	53,891	5,605
Analog Devices Inc	67,006	7,568
ANSYS Inc *	15,500	3,948
Apple Inc	771,746	206,249
Applied Materials Inc	165,800	9,600
Arista Networks Inc *	10,100	1,971
Autodesk Inc *	39,600	7,164
Automatic Data Processing Inc	78,091	13,336
Broadcom Inc	72,159	22,817
Broadridge Financial Solutions Inc	20,600	2,548
Cadence Design Systems Inc *	51,800	3,639
CDW Corp/DE	26,000	3,511
Cisco Systems Inc	772,143	34,986
Citrix Systems Inc	22,100	2,493
Cognizant Technology Solutions Corp, Cl A	100,995	6,475
Corning Inc	141,970	4,123
DXC Technology Co	47,252	1,764
F5 Networks Inc *	10,700	1,559
Fidelity National Information Services Inc	110,500	15,266
Fiserv Inc *	102,600	11,926
FleetCor Technologies Inc *	15,600	4,788
FLIR Systems Inc	23,400	1,253
Fortinet Inc *	25,700	2,701
Gartner Inc *	15,900	2,551
Global Payments Inc	53,872	9,756
Hewlett Packard Enterprise Co	235,074	3,721
HP Inc	271,874	5,459
Intel Corp	805,452	46,757
International Business Machines Corp	160,451	21,573
Intuit Inc	46,800	12,116
IPG Photonics Corp *	6,600	938
Jack Henry & Associates Inc	13,500	2,051
Juniper Networks Inc	65,400	1,639
Keysight Technologies Inc *	34,700	3,714
KLA Corp	28,800	4,719
Lam Research Corp	26,495	7,070
Leidos Holdings Inc	25,400	2,307
Mastercard Inc, Cl A	162,347	47,443
Maxim Integrated Products Inc	48,700	2,760
Microchip Technology Inc (A)	43,896	4,150
Micron Technology Inc *	202,400	9,616
Microsoft Corp	1,387,104	209,980

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorola Solutions Inc	29,888	$5,000
NetApp Inc	44,291	2,684
NortonLifeLock Inc	101,800	2,535
NVIDIA Corp	110,383	23,924
Oracle Corp	398,865	22,392
Paychex Inc	57,787	4,977
PayPal Holdings Inc *	213,183	23,026
Qorvo Inc *	21,000	2,188
QUALCOMM Inc	208,178	17,393
salesforce.com Inc *	158,991	25,898
Seagate Technology PLC	44,000	2,626
ServiceNow Inc *	34,200	9,680
Skyworks Solutions Inc	30,596	3,008
Synopsys Inc *	27,800	3,921
TE Connectivity Ltd	61,791	5,729
Texas Instruments Inc	169,083	20,326
VeriSign Inc *	19,200	3,662
Visa Inc, Cl A	313,970	57,931
Western Digital Corp	54,731	2,755
Western Union Co/The	74,178	1,994
Xerox Holdings Corp	33,450	1,302
Xilinx Inc	45,800	4,249

		1,082,374

Materials — 2.6%
Air Products & Chemicals Inc	40,400	9,548
Albemarle Corp (A)	19,100	1,249
Amcor PLC (A)	301,262	3,091
Avery Dennison Corp	15,100	1,969
Ball Corp	60,392	3,989
Celanese Corp, Cl A	22,500	2,825
CF Industries Holdings Inc	39,900	1,844
Corteva Inc	137,131	3,568
Dow Inc	134,965	7,203
DuPont de Nemours Inc	135,431	8,777
Eastman Chemical Co	24,596	1,928
Ecolab Inc	45,896	8,567
FMC Corp	23,400	2,292
Freeport-McMoRan Inc, Cl B	260,600	2,966
International Flavors & Fragrances Inc (A)	18,800	2,655
International Paper Co	69,996	3,244
Linde PLC	97,860	20,180
LyondellBasell Industries NV, Cl A	46,356	4,290
Martin Marietta Materials Inc	11,100	2,979
Mosaic Co/The	63,591	1,211
Newmont Goldcorp Corp	150,783	5,790
Nucor Corp	54,487	3,071
Packaging Corp of America	16,800	1,880
PPG Industries Inc	43,500	5,605
Sealed Air Corp	25,800	973
Sherwin-Williams Co/The	14,700	8,572
Vulcan Materials Co	24,500	3,476

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	45,782	$1,846

		125,588

Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	21,000	3,413
American Tower Corp, Cl A ‡	80,100	17,144
Apartment Investment & Management Co, Cl A ‡	27,111	1,458
AvalonBay Communities Inc ‡	25,300	5,425
Boston Properties Inc ‡	26,600	3,685
CBRE Group Inc, Cl A *	60,491	3,449
Crown Castle International Corp ‡	76,196	10,184
Digital Realty Trust Inc ‡(A)	37,600	4,548
Duke Realty Corp ‡	65,600	2,308
Equinix Inc ‡	15,557	8,818
Equity Residential ‡	63,096	5,369
Essex Property Trust Inc ‡	12,000	3,746
Extra Space Storage Inc ‡	23,900	2,535
Federal Realty Investment Trust ‡	13,300	1,756
Healthpeak Properties Inc ‡	88,200	3,076
Host Hotels & Resorts Inc ‡	130,874	2,289
Iron Mountain Inc ‡(A)	51,201	1,645
Kimco Realty Corp ‡	79,187	1,712
Macerich Co/The ‡(A)	19,996	538
Mid-America Apartment Communities Inc ‡	21,100	2,872
Prologis Inc ‡	113,300	10,373
Public Storage ‡	27,495	5,793
Realty Income Corp ‡	57,500	4,406
Regency Centers Corp ‡	29,600	1,925
SBA Communications Corp, Cl A ‡	20,400	4,824
Simon Property Group Inc ‡	55,896	8,452
SL Green Realty Corp ‡	14,400	1,229
UDR Inc ‡	52,500	2,523
Ventas Inc ‡	67,200	3,918
Vornado Realty Trust ‡	27,596	1,782
Welltower Inc ‡	74,200	6,275
Weyerhaeuser Co ‡	137,445	4,056

		141,526

Utilities — 3.2%
AES Corp/VA	117,600	2,224
Alliant Energy Corp	41,800	2,215
Ameren Corp	45,491	3,381
American Electric Power Co Inc	90,600	8,276
American Water Works Co Inc	32,600	3,946
Atmos Energy Corp	21,100	2,257
CenterPoint Energy Inc	90,083	2,212
CMS Energy Corp	51,491	3,156
Consolidated Edison Inc	61,100	5,309
Dominion Energy Inc	147,785	12,282
DTE Energy Co	33,100	4,136
Duke Energy Corp	130,991	11,550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	65,996	$4,560
Entergy Corp	36,700	4,272
Evergy Inc	43,300	2,740
Eversource Energy	58,500	4,835
Exelon Corp	178,291	7,916
FirstEnergy Corp	99,487	4,745
NextEra Energy Inc	88,500	20,693
NiSource Inc	67,287	1,780
NRG Energy Inc	45,987	1,827
Pinnacle West Capital Corp	19,900	1,739
PPL Corp	130,600	4,444
Public Service Enterprise Group Inc	91,100	5,403
Sempra Energy	50,195	7,392
Southern Co/The	187,900	11,648
WEC Energy Group Inc	56,831	5,038
Xcel Energy Inc	96,183	5,914

		155,890

Total Common Stock (Cost $3,046,823) ($ Thousands)		4,739,853

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	25,957	56

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
DISH Network Corp, Expires 12/13/2019	2,468	$2

Total Rights (Cost $55) ($ Thousands)		58

	Shares

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 1.680% **†(B)	27,478,161	27,472

Total Affiliated Partnership (Cost $27,477) ($ Thousands)		27,472

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	101,480,498	101,480
Total Cash Equivalent (Cost $101,480) ($ Thousands)		101,480

Total Investments in Securities — 100.6% (Cost $3,175,835) ($ Thousands)		$4,868,863

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	654	Dec-2019	$98,272	$102,799	$4,527

Percentages are based on Net Assets of $4,838,633 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (See Note 12). The total market value of securities on loan at November 30, 2019 was $26,710 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $27,472 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,739,853	–	–	4,739,853
Rights	58	–	–	58
Affiliated Partnership	–	27,472	–	27,472
Cash Equivalent	101,480	–	–	101,480

Total Investments in Securities	4,841,391	27,472	–	4,868,863

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,527	–	–	4,527

Total Other Financial Instruments	4,527	–	–	4,527

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

S&P 500 Index Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 25,367	$ 101,242	$ (99,138)	$ —	$ 1	$ 27,472	27,478,161	$ 16	$ —
SEI Daily Income Trust, Government Fund, Cl F	99,297	703,494	(701,311)	—	—	101,480	101,480,498	975	—

Totals	$ 124,664	$804,736	$(800,449)	$—	$1	$128,952	128,958,659	$991	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 4.3%
Altice USA Inc, Cl A *	72,600	$1,857
AMC Entertainment Holdings Inc, Cl A (A)	11,994	98
AMC Networks Inc, Cl A *	9,260	356
Anterix Inc *	2,000	85
ATN International Inc	2,267	127
Bandwidth Inc, Cl A *	3,900	218
Boingo Wireless Inc *	9,200	106
Boston Omaha Corp, Cl A *(A)	4,300	92
Cable One Inc	1,000	1,535
Cardlytics Inc *	3,200	179
Care.com Inc *	3,200	40
Cargurus Inc, Cl A *(A)	16,400	657
Cars.com Inc *(A)	15,200	202
Central European Media Enterprises Ltd, Cl A *	23,106	104
Cincinnati Bell Inc *	9,904	64
Cinemark Holdings Inc	26,640	902
Clear Channel Outdoor Holdings Inc, Cl A *	6,796	17
Cogent Communications Holdings Inc	9,604	602
Consolidated Communications Holdings Inc	13,612	49
Cumulus Media Inc, Cl A *	5,700	99
Daily Journal Corp *	100	28
DHI Group Inc *	16,900	57
Emerald Expositions Events Inc	5,700	57
Entercom Communications Corp, Cl A	30,782	146
Entravision Communications Corp, Cl A	14,200	40
Eros International PLC *	5,900	16
Eventbrite Inc, Cl A *(A)	10,500	226
EverQuote Inc, Cl A *	2,900	102
EW Scripps Co/The, Cl A	13,896	207
Fluent Inc *	18,300	30
Frontier Communications Corp *(A)	17,073	12
Gannett	32,987	210
GCI Liberty Inc *	22,847	1,622
Glu Mobile Inc *	25,600	142
Gogo Inc *(A)	13,900	70
Gray Television Inc *	21,200	429
Hemisphere Media Group Inc, Cl A *	3,500	49
IAC/InterActiveCorp *	17,421	3,880
IDT Corp, Cl B *	5,700	41
IMAX Corp *	11,800	254
Intelsat SA *(A)	16,100	98
Iridium Communications Inc *(A)	24,246	565
John Wiley & Sons Inc, Cl A	9,572	452
Liberty Broadband Corp, Cl A *	5,983	708
Liberty Broadband Corp, Cl C *	25,068	2,995
Liberty Latin America Ltd, Cl A *	8,300	148
Liberty Latin America Ltd, Cl C *	26,500	475
Liberty Media Corp-Liberty Braves, Cl A *	1,803	51
Liberty Media Corp-Liberty Braves, Cl C *	6,565	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl A *	7,308	$315
Liberty Media Corp-Liberty Formula One, Cl C *	47,542	2,144
Liberty Media Corp-Liberty SiriusXM, Cl A *	21,135	1,029
Liberty Media Corp-Liberty SiriusXM, Cl C *	37,370	1,813
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	93
Lions Gate Entertainment Corp, Cl A *(A)	9,155	86
Lions Gate Entertainment Corp, Cl B *	32,975	286
Live Nation Entertainment Inc *	30,203	2,108
LiveXLive Media Inc *	5,200	10
Loral Space & Communications Inc *	2,700	91
Madison Square Garden Co/The, Cl A *	4,179	1,178
Marcus Corp/The	4,061	128
Match Group Inc (A)	13,600	959
MDC Partners Inc, Cl A *	8,576	20
Meet Group Inc/The *	10,200	49
Meredith Corp (A)	9,244	324
MSG Networks Inc *(A)	11,940	194
National CineMedia Inc	15,007	101
New York Times Co/The, Cl A	38,182	1,231
Nexstar Media Group Inc, Cl A	10,044	1,082
Ooma Inc *	6,900	96
ORBCOMM Inc *	12,086	48
Pareteum Corp *(A)	38,800	17
QuinStreet Inc *	9,586	151
Reading International Inc, Cl A *	3,800	41
Rosetta Stone Inc *	5,200	81
Saga Communications Inc, Cl A	593	18
Scholastic Corp	5,667	210
Shenandoah Telecommunications Co (A)	12,404	466
Sinclair Broadcast Group Inc, Cl A	15,611	544
Sirius XM Holdings Inc (A)	330,181	2,305
Spok Holdings Inc	4,132	51
Spotify Technology SA *	27,900	3,977
Sprint Corp *	141,790	839
TechTarget Inc *	4,700	125
TEGNA Inc	54,300	833
Telephone & Data Systems Inc	24,555	582
Tribune Publishing Co	4,100	51
TrueCar Inc *	32,300	170
United States Cellular Corp *	2,952	100
Vonage Holdings Corp *	54,520	431
WideOpenWest Inc *	5,500	34
World Wrestling Entertainment Inc, Cl A (A)	9,834	610
Yelp Inc, Cl A *(A)	17,198	596
Zayo Group Holdings Inc *	52,200	1,787
Zillow Group Inc, Cl A *	12,791	500
Zillow Group Inc, Cl C *(A)	28,882	1,131
Zynga Inc, Cl A *	199,374	1,242

		50,962

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Discretionary — 11.3%
1-800-Flowers.com Inc, Cl A *	7,300	$98
Aaron’s Inc	14,816	865
Abercrombie & Fitch Co, Cl A (A)	14,600	233
Acushnet Holdings Corp	8,600	259
Adient PLC	23,000	503
Adtalem Global Education Inc *	12,881	434
American Axle & Manufacturing Holdings Inc *	26,798	264
American Eagle Outfitters Inc	39,222	587
American Outdoor Brands Corp *	12,383	108
American Public Education Inc *	2,727	68
America’s Car-Mart Inc/TX *	1,750	191
Aramark	58,800	2,566
Asbury Automotive Group Inc *	4,498	499
Ascena Retail Group Inc *	33,727	15
At Home Group Inc *	8,700	75
AutoNation Inc *	13,200	674
Barnes & Noble Education Inc *	5,894	30
Bassett Furniture Industries Inc	2,700	41
BBX Capital Corp, Cl A	12,600	58
Beazer Homes USA Inc *	7,161	110
Bed Bath & Beyond Inc (A)	26,200	382
Big Lots Inc	8,446	177
Biglari Holdings Inc, Cl B *	182	21
BJ’s Restaurants Inc	4,642	191
Bloomin’ Brands Inc	21,550	518
Boot Barn Holdings Inc *	7,200	287
Boyd Gaming Corp	17,545	516
Bright Horizons Family Solutions Inc *	13,435	2,022
Brinker International Inc (A)	8,482	380
Brunswick Corp/DE	19,283	1,133
Buckle Inc/The	4,851	135
Burlington Stores Inc *	15,300	3,442
Caesars Entertainment Corp *	132,308	1,725
Caleres Inc	8,576	188
Callaway Golf Co	21,906	455
Camping World Holdings Inc, Cl A	7,000	84
Career Education Corp *	16,254	271
Carriage Services Inc, Cl A	2,006	48
Carrols Restaurant Group Inc *	7,900	63
Carter’s Inc (A)	9,970	1,030
Carvana Co, Cl A *(A)	10,300	982
Cato Corp/The, Cl A	6,296	120
Cavco Industries Inc *	1,831	366
Century Casinos Inc *	4,000	32
Century Communities Inc *	7,800	222
Cheesecake Factory Inc/The (A)	9,323	407
Chegg Inc *	27,200	1,055
Chico’s FAS Inc	26,951	129
Children’s Place Inc/The (A)	3,433	248
Choice Hotels International Inc (A)	8,077	785

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Churchill Downs Inc	8,631	$1,122
Chuy’s Holdings Inc *	2,335	67
Citi Trends Inc	3,097	64
Clarus Corp	5,100	64
Collectors Universe Inc	3,900	102
Columbia Sportswear Co	6,544	605
Conn’s Inc *	3,909	86
Container Store Group Inc/The *	1,600	7
Cooper Tire & Rubber Co	13,832	399
Cooper-Standard Holdings Inc *	3,300	94
Core-Mark Holding Co Inc	9,436	254
Cracker Barrel Old Country Store Inc (A)	4,844	745
Crocs Inc *	15,703	548
Culp Inc	2,861	46
Dana Inc	35,698	605
Dave & Buster’s Entertainment Inc (A)	8,500	342
Deckers Outdoor Corp *	6,504	1,094
Del Taco Restaurants Inc *	4,500	34
Denny’s Corp *	14,463	283
Designer Brands Inc, Cl A (A)	12,192	201
Dick’s Sporting Goods Inc (A)	14,835	680
Dillard’s Inc, Cl A (A)	2,562	184
Dine Brands Global Inc (A)	3,272	271
Domino’s Pizza Inc	9,458	2,783
Dorman Products Inc *	6,740	501
Drive Shack Inc *	5,800	22
Duluth Holdings Inc, Cl B *(A)	2,900	27
Dunkin’ Brands Group Inc	20,030	1,533
El Pollo Loco Holdings Inc *	3,900	63
Eldorado Resorts Inc *(A)	14,700	787
Ethan Allen Interiors Inc	5,276	94
Etsy Inc *	28,900	1,254
Everi Holdings Inc *	12,900	174
Express Inc *	14,962	59
Extended Stay America Inc	42,100	621
Fiesta Restaurant Group Inc *	2,905	29
Five Below Inc *	12,705	1,572
Flexsteel Industries Inc	1,700	31
Floor & Decor Holdings Inc, Cl A *	16,900	811
Foot Locker Inc	26,800	1,073
Fossil Group Inc *	8,500	64
Fox Factory Holding Corp *	9,700	640
frontdoor Inc *	21,050	953
Funko Inc, Cl A *	4,400	63
Gaia Inc, Cl A *	2,200	18
GameStop Corp, Cl A (A)	21,400	136
Genesco Inc *	4,069	151
Gentex Corp	61,890	1,758
Gentherm Inc *	7,748	324
G-III Apparel Group Ltd *	10,906	323
GNC Holdings Inc, Cl A *(A)	13,278	39
Golden Entertainment Inc *	2,100	38

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The	52,800	$844
GoPro Inc, Cl A *(A)	21,400	86
Graham Holdings Co, Cl B	900	568
Grand Canyon Education Inc *	11,015	938
Green Brick Partners Inc *	6,200	71
Group 1 Automotive Inc	4,735	488
Groupon Inc, Cl A *	109,141	316
GrubHub Inc *(A)	21,400	923
Guess? Inc (A)	11,317	218
Habit Restaurants Inc/The, Cl A *	1,600	17
Hamilton Beach Brands Holding Co, Cl A	2,010	40
Haverty Furniture Cos Inc	4,363	88
Helen of Troy Ltd *	5,548	896
Hibbett Sports Inc *	4,012	114
Hilton Grand Vacations Inc *	21,770	754
Hooker Furniture Corp	2,700	64
Houghton Mifflin Harcourt Co *	18,000	106
Hudson Ltd, Cl A *	7,500	104
Hyatt Hotels Corp, Cl A (A)	8,627	697
Installed Building Products Inc *	5,200	373
International Game Technology PLC (A)	21,600	321
iRobot Corp *(A)	6,402	279
J Alexander’s Holdings Inc *	2,756	29
Jack in the Box Inc	6,621	525
JC Penney Co Inc *(A)	61,395	69
Johnson Outdoors Inc, Cl A	700	45
K12 Inc *	8,088	159
KB Home	21,685	750
Kontoor Brands Inc (A)	9,200	330
Lands’ End Inc *	4,362	51
Laureate Education Inc, Cl A *	22,800	396
La-Z-Boy Inc, Cl Z	12,226	386
LCI Industries	5,649	601
Lear Corp	14,271	1,717
LGI Homes Inc *(A)	4,400	318
Lifetime Brands Inc	3,300	21
Lindblad Expeditions Holdings Inc *	4,100	64
Liquidity Services Inc *	2,222	16
Lithia Motors Inc, Cl A	5,389	865
Lovesac Co/The *	2,200	34
Lululemon Athletica Inc *	27,800	6,274
Lumber Liquidators Holdings Inc *(A)	4,026	36
M/I Homes Inc *	5,394	239
Malibu Boats Inc, Cl A *	4,600	182
MarineMax Inc *	3,996	66
Marriott Vacations Worldwide Corp	10,472	1,286
MasterCraft Boat Holdings Inc *	5,000	83
Mattel Inc *(A)	76,500	895
MDC Holdings Inc	11,615	460
Meritage Homes Corp *	7,811	520
Michaels Cos Inc/The *	22,100	181
Modine Manufacturing Co *	9,874	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monarch Casino & Resort Inc *	3,500	$160
Monro Inc (A)	7,328	538
Motorcar Parts of America Inc *(A)	3,700	72
Movado Group Inc	2,720	53
Murphy USA Inc *	7,400	870
Nathan’s Famous Inc	900	67
National Vision Holdings Inc *	18,200	550
Noodles & Co, Cl A *	700	4
Office Depot Inc	107,247	239
Ollie’s Bargain Outlet Holdings Inc *(A)	13,200	863
OneSpaWorld Holdings Ltd (A)	12,400	202
Overstock.com Inc *	8,400	64
Oxford Industries Inc (A)	4,254	317
Papa John’s International Inc (A)	4,642	294
Party City Holdco Inc *(A)	10,300	20
Penn National Gaming Inc *	23,273	536
Penske Automotive Group Inc (A)	7,288	368
PetMed Express Inc (A)	3,796	87
Planet Fitness Inc, Cl A *	19,800	1,464
PlayAGS Inc *	8,100	93
Polaris Inc	13,507	1,320
Pool Corp	9,270	1,914
Potbelly Corp *	5,900	30
Quotient Technology Inc *	21,000	219
Qurate Retail Inc *	85,022	804
RCI Hospitality Holdings Inc	2,800	52
RealReal *(A)	5,200	89
Red Robin Gourmet Burgers Inc *	2,967	81
Red Rock Resorts Inc, Cl A	13,800	323
Regis Corp *	6,527	105
Rent-A-Center Inc/TX, Cl A	9,840	256
RH *(A)	4,011	825
Rocky Brands Inc	2,500	70
Roku Inc, Cl A *(A)	20,200	3,239
Rubicon Project *	17,900	145
Ruth’s Hospitality Group Inc	5,172	121
Sally Beauty Holdings Inc *(A)	30,691	566
Scientific Games Corp, Cl A *(A)	10,962	300
SeaWorld Entertainment Inc *(A)	10,500	307
Select Interior Concepts Inc, Cl A *	8,800	91
Service Corp International/US	40,889	1,800
ServiceMaster Global Holdings Inc *	30,700	1,203
Shake Shack Inc, Cl A *	6,500	403
Shoe Carnival Inc	2,076	74
Shutterstock Inc *	3,297	137
Signet Jewelers Ltd (A)	11,400	209
Six Flags Entertainment Corp (A)	19,758	859
Skechers U.S.A. Inc, Cl A *	31,146	1,253
Skyline Champion Corp *	12,400	411
Sleep Number Corp *(A)	6,909	333
Sonic Automotive Inc, Cl A	5,064	166
Sonos Inc *(A)	18,600	258

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sportsman’s Warehouse Holdings Inc *	5,400	$39
Stamps.com Inc *	3,555	310
Standard Motor Products Inc	3,966	200
Steven Madden Ltd	19,551	830
Stitch Fix Inc, Cl A *(A)	10,100	238
Stoneridge Inc *	5,930	179
Strategic Education Inc	5,087	721
Sturm Ruger & Co Inc	3,542	161
Superior Group of Cos Inc	2,000	27
Tailored Brands Inc (A)	10,068	53
Target Hospitality Corp *(A)	12,300	58
Taylor Morrison Home Corp, Cl A *	23,000	534
Tempur Sealy International Inc *	11,023	936
Tenneco Inc, Cl A	11,263	140
Tesla Inc *(A)	32,979	10,881
Texas Roadhouse Inc, Cl A	16,466	953
Thor Industries Inc (A)	12,090	771
Tilly’s Inc, Cl A	843	8
Toll Brothers Inc	30,039	1,207
TopBuild Corp *	8,500	937
TRI Pointe Group Inc *	35,373	551
Tupperware Brands Corp	8,524	72
Twin River Worldwide Holdings Inc	5,528	134
Unifi Inc *	2,480	60
Universal Electronics Inc *	3,887	216
Urban Outfitters Inc *	14,900	382
Vail Resorts Inc	9,412	2,284
Vera Bradley Inc *	2,470	27
Vista Outdoor Inc *	12,288	102
Visteon Corp *	6,465	605
Waitr Holdings Inc *(A)	19,000	7
Wayfair Inc, Cl A *(A)	15,000	1,274
Wendy’s Co/The (A)	41,175	883
Weyco Group Inc	263	6
William Lyon Homes, Cl A *	6,700	140
Williams-Sonoma Inc (A)	18,337	1,273
Wingstop Inc	6,900	552
Winmark Corp	391	69
Winnebago Industries Inc	7,235	344
Wolverine World Wide Inc	21,496	690
WW International *	12,174	527
Wyndham Destinations Inc	20,400	989
Wyndham Hotels & Resorts Inc	22,500	1,303
YETI Holdings Inc *	8,100	258
Yum China Holdings Inc	84,700	3,771
ZAGG Inc *(A)	3,700	28
Zumiez Inc *(A)	3,903	115

		134,575

Consumer Staples — 2.6%
22nd Century Group Inc *	22,300	23
Alico Inc	143	5

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Andersons Inc/The	5,399	$125
B&G Foods Inc, Cl A (A)	16,611	275
Baudax Bio *	3,560	19
Beyond Meat Inc *(A)	3,100	257
BJ’s Wholesale Club Holdings Inc *	24,200	574
Boston Beer Co Inc/The, Cl A *	2,083	800
Bunge Ltd	33,143	1,769
Calavo Growers Inc (A)	4,426	395
Cal-Maine Foods Inc (A)	8,128	354
Casey’s General Stores Inc	8,859	1,539
Central Garden & Pet Co, Cl A *	12,129	307
Chefs’ Warehouse Inc/The *	6,121	218
Coca-Cola Consolidated Inc	1,189	321
Craft Brew Alliance Inc *	1,600	26
Darling Ingredients Inc *	36,757	875
Edgewell Personal Care Co *	13,345	416
elf Beauty Inc *	3,300	55
Energizer Holdings Inc (A)	14,545	726
Farmer Brothers Co *	900	14
Flowers Foods Inc (A)	46,008	991
Fresh Del Monte Produce Inc	6,581	215
Freshpet Inc *	8,100	435
Grocery Outlet Holding Corp *	9,200	305
Hain Celestial Group Inc/The *(A)	20,360	503
Herbalife Nutrition Ltd *	22,844	1,042
HF Foods Group Inc *	3,000	81
Hostess Brands Inc, Cl A *	31,800	428
Ingles Markets Inc, Cl A	3,545	158
Ingredion Inc	16,265	1,353
Inter Parfums Inc	3,806	268
J&J Snack Foods Corp	3,164	585
John B Sanfilippo & Son Inc	1,519	148
Keurig Dr Pepper Inc (A)	47,700	1,476
Lancaster Colony Corp	4,329	684
Landec Corp *	4,693	54
Lifevantage *	4,700	71
Limoneira Co	1,295	26
Medifast Inc (A)	2,964	261
MGP Ingredients Inc (A)	2,300	105
National Beverage Corp *(A)	2,352	117
Natural Grocers by Vitamin Cottage Inc	1,085	10
Nature’s Sunshine Products Inc *	437	4
New Age Beverages Corp *(A)	25,800	56
Nu Skin Enterprises Inc, Cl A	12,705	486
Oil-Dri Corp of America	1,010	37
Performance Food Group Co *	24,100	1,134
Pilgrim’s Pride Corp *	14,207	447
Post Holdings Inc *	15,069	1,591
PriceSmart Inc	5,423	405
Primo Water Corp *	11,000	112
Pyxus International Inc *	2,800	22
Revlon Inc, Cl A *(A)	2,920	72

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rite Aid Corp *(A)	10,111	$92
Sanderson Farms Inc	4,541	752
Seaboard Corp	57	234
Seneca Foods Corp, Cl A *	2,462	96
Simply Good Foods Co/The *	16,700	461
SpartanNash Co	7,336	104
Spectrum Brands Holdings Inc	9,787	612
Sprouts Farmers Market Inc *	30,400	602
Tootsie Roll Industries Inc (A)	3,406	117
TreeHouse Foods Inc *	12,609	616
Turning Point Brands Inc (A)	1,500	41
United Natural Foods Inc *	10,498	96
Universal Corp/VA	5,245	274
US Foods Holding Corp *	50,300	2,000
USANA Health Sciences Inc *	3,432	253
Vector Group Ltd (A)	30,491	410
Village Super Market Inc, Cl A	1,962	55
WD-40 Co (A)	3,386	654
Weis Markets Inc	1,704	68

		30,312

Energy — 2.2%
Abraxas Petroleum Corp *	16,494	4
Antero Midstream Corp (A)	50,100	229
Antero Resources Corp *	49,200	98
Apergy Corp *	19,400	496
Arch Coal Inc (A)	3,500	259
Archrock Inc	29,383	247
Ardmore Shipping Corp *	2,100	17
Berry Petroleum Corp	10,500	84
Bonanza Creek Energy Inc *	4,100	72
Brigham Minerals Inc, Cl A	5,600	108
Cactus Inc, Cl A	12,400	374
California Resources Corp *(A)	12,800	84
Callon Petroleum Co *(A)	48,785	178
Carrizo Oil & Gas Inc *(A)	17,309	111
Centennial Resource Development Inc/DE, Cl A *	38,500	119
Cheniere Energy Inc *	54,465	3,297
Chesapeake Energy Corp *(A)	290,547	173
Clean Energy Fuels Corp *	20,388	40
CNX Resources Corp *	41,400	286
CONSOL Energy Inc *	5,075	65
Continental Resources Inc/OK	19,196	593
Contura Energy Inc *	4,800	32
Covia Holdings Corp *	7,520	11
CVR Energy Inc (A)	7,097	308
Delek US Holdings Inc	17,446	599
Denbury Resources Inc *(A)	96,500	95
DHT Holdings Inc	14,000	103
Diamond Offshore Drilling Inc *(A)	12,200	69
Diamond S Shipping Inc *	8,600	124

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DMC Global Inc (A)	3,400	$157
Dorian LPG Ltd *	6,747	97
Dril-Quip Inc *	7,687	325
Earthstone Energy Inc, Cl A *	8,700	39
Energy Fuels Inc/Canada *(A)	30,500	60
EQT Corp	56,200	491
Equitrans Midstream Corp (A)	46,100	460
Era Group Inc *	2,093	20
Evolution Petroleum Corp	4,027	21
Exterran Corp *	7,541	41
Extraction Oil & Gas Inc *(A)	24,500	35
Falcon Minerals Corp	13,800	89
Forum Energy Technologies Inc *	20,705	27
Frank’s International NV *	20,900	107
FTS International Inc *	4,300	4
GasLog Ltd	8,650	81
Geospace Technologies Corp *	4,400	63
Golar LNG Ltd (A)	22,402	292
Green Plains Inc	7,690	117
Gulfport Energy Corp *	33,781	80
Helix Energy Solutions Group Inc *	29,969	249
HighPoint Resources Corp *	19,564	24
Independence Contract Drilling Inc *	10,200	8
International Seaways Inc *	5,366	142
Jagged Peak Energy Inc *	13,700	91
KLX Energy Services Holdings Inc *	3,786	21
Kosmos Energy Ltd	81,275	485
Laredo Petroleum Inc *	29,589	64
Liberty Oilfield Services Inc, Cl A	10,800	95
Magnolia Oil & Gas Corp *(A)	24,700	268
Mammoth Energy Services Inc	2,721	4
Matador Resources Co *(A)	25,400	358
Matrix Service Co *	4,781	100
McDermott International Inc *(A)	35,675	29
Montage Resources Corp *	253	1
Murphy Oil Corp (A)	36,100	831
Nabors Industries Ltd	69,562	143
NACCO Industries Inc, Cl A	1,005	47
National Energy Services Reunited Corp *	11,400	104
Natural Gas Services Group Inc *	3,044	33
NCS Multistage Holdings Inc *	100	—
Newpark Resources Inc *	18,020	106
NexTier Oilfield Solutions *	37,639	180
Nine Energy Service Inc *	1,500	8
Noble Corp plc *	51,900	55
Nordic American Tankers Ltd	16,977	61
Northern Oil and Gas Inc *	49,800	89
Oasis Petroleum Inc *(A)	74,597	175
Oceaneering International Inc *	20,846	280
Oil States International Inc *	11,199	179
Overseas Shipholding Group Inc, Cl A *	8,900	16
Pacific Drilling SA *	9,900	28

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Panhandle Oil and Gas Inc, Cl A	3,182	$38
Par Pacific Holdings Inc *	6,786	169
Parker Drilling *	3,300	63
Parsley Energy Inc, Cl A	66,200	992
Patterson-UTI Energy Inc	44,122	394
PBF Energy Inc, Cl A	26,977	844
PDC Energy Inc *	14,193	323
Peabody Energy Corp	15,500	150
Penn Virginia Corp *	2,900	70
ProPetro Holding Corp *	16,000	138
QEP Resources Inc	44,300	145
Range Resources Corp (A)	40,800	142
Renewable Energy Group Inc *	6,900	118
REX American Resources Corp *	1,300	119
RigNet Inc *	1,441	8
Ring Energy Inc *	10,100	19
RPC Inc (A)	10,999	42
SandRidge Energy Inc *	7,100	23
Scorpio Tankers Inc	10,814	372
SEACOR Holdings Inc *	3,374	143
SEACOR Marine Holdings Inc *	3,391	40
Seadrill Ltd *(A)	24,100	27
Select Energy Services Inc, Cl A *	12,200	94
SemGroup Corp, Cl A	17,444	268
SFL (A)	19,676	279
SM Energy Co (A)	30,013	249
Smart Sand Inc *	4,700	11
Solaris Oilfield Infrastructure Inc, Cl A	5,400	58
Southwestern Energy Co *(A)	121,400	221
SRC Energy Inc *	64,462	230
Talos Energy Inc *	4,900	114
Targa Resources Corp	55,359	2,022
Teekay Corp	18,654	90
Teekay Tankers, Cl A *	2,253	43
Tellurian Inc *	21,300	155
TETRA Technologies Inc *	16,405	20
Tidewater Inc *	9,800	150
Transocean Ltd *(A)	125,034	623
Unit Corp *	9,995	9
Uranium Energy Corp *(A)	51,500	45
US Silica Holdings Inc	15,626	77
W&T Offshore Inc *	15,938	68
Whiting Petroleum Corp *	21,540	99
World Fuel Services Corp	15,141	642
WPX Energy Inc *	98,900	973

		26,074

Financials — 16.2%
1st Source Corp	4,158	214
ACNB Corp	900	32
AG Mortgage Investment Trust Inc ‡	9,988	156
AGNC Investment Corp ‡	128,121	2,219

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alleghany Corp *	3,267	$2,548
Allegiance Bancshares Inc *	5,500	197
Ally Financial Inc	91,400	2,910
Amalgamated Bank, Cl A	5,800	111
Ambac Financial Group Inc *	8,400	175
Amerant Bancorp Inc, Cl A *	7,100	156
American Equity Investment Life Holding Co	20,878	620
American Financial Group Inc/OH	17,753	1,948
American National Bankshares Inc	1,206	46
American National Insurance Co	1,331	157
Ameris Bancorp	15,162	662
AMERISAFE Inc	3,933	266
Ames National Corp	1,097	31
Annaly Capital Management Inc ‡	340,459	3,176
Anworth Mortgage Asset Corp	20,368	72
Apollo Commercial Real Estate Finance Inc	39,019	713
Arch Capital Group Ltd *	90,608	3,803
Ares Commercial Real Estate Corp	4,800	75
Ares Management Corp, Cl A (A)	14,900	493
Argo Group International Holdings Ltd	8,416	554
Arlington Asset Investment Corp, Cl A (A)	3,412	20
ARMOUR Residential Inc ‡	14,724	254
Arrow Financial Corp	2,318	83
Artisan Partners Asset Management Inc, Cl A	10,800	320
Assetmark Financial Holdings *	3,900	98
Associated Banc-Corp	35,936	770
Assured Guaranty	22,287	1,107
Athene Holding Ltd, Cl A *	35,600	1,603
Atlantic Capital Bancshares Inc *	4,300	81
Atlantic Union Bankshares Corp	18,082	683
AXA Equitable Holdings Inc	97,000	2,400
Axis Capital Holdings Ltd	20,168	1,194
Axos Financial Inc *(A)	11,936	352
B. Riley Financial Inc	2,800	82
Banc of California Inc	8,800	135
BancFirst Corp	3,650	216
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	115
Bancorp Inc/The *	10,004	111
BancorpSouth Bank	21,782	677
Bank First Corp (A)	1,900	129
Bank of Commerce Holdings	5,900	68
Bank of Hawaii Corp (A)	10,124	912
Bank of Marin Bancorp	3,614	163
Bank of NT Butterfield & Son Ltd/The	14,600	504
Bank OZK	26,770	795
BankFinancial Corp	4,897	67
BankUnited Inc	23,596	827
Bankwell Financial Group Inc	300	9
Banner Corp	8,151	445
Bar Harbor Bankshares	2,850	73
Baycom Corp *	2,800	61

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BCB Bancorp Inc	4,800	$65
Berkshire Hills Bancorp Inc	9,991	315
BGC Partners Inc, Cl A	77,936	452
Blackstone Mortgage Trust Inc, Cl A ‡(A)	29,700	1,088
Blucora Inc *	10,529	248
BOK Financial Corp	6,982	582
Boston Private Financial Holdings Inc	17,215	202
Bridge Bancorp Inc	3,412	111
Bridgewater Bancshares Inc *	6,100	78
Brighthouse Financial Inc *	25,600	1,054
Brightsphere Investment Group Inc	15,300	147
Brookline Bancorp Inc	21,974	353
Brown & Brown Inc	54,352	2,051
Bryn Mawr Bank Corp	4,522	178
Business First Bancshares Inc	1,800	44
Byline Bancorp Inc *	3,200	59
C&F Financial Corp	300	17
Cadence BanCorp, Cl A	32,314	533
Cambridge Bancorp	700	55
Camden National Corp	3,058	133
Cannae Holdings Inc *	14,962	561
Capital City Bank Group Inc	2,861	83
Capitol Federal Financial Inc	33,387	473
Capstar Financial Holdings Inc	6,400	108
Capstead Mortgage Corp ‡	18,718	146
Carolina Financial Corp	3,500	148
Carter Bank & Trust *	7,100	150
Cathay General Bancorp	18,715	689
CBTX Inc	3,600	106
CenterState Bank Corp	30,408	773
Central Pacific Financial Corp	6,810	198
Central Valley Community Bancorp	1,500	32
Century Bancorp Inc/MA, Cl A	300	26
Cherry Hill Mortgage Investment Corp	5,700	85
Chimera Investment Corp ‡	44,565	908
CIT Group Inc	22,161	1,009
Citizens & Northern Corp	1,840	48
Citizens Inc/TX, Cl A *(A)	7,833	53
City Holding Co	3,885	309
Civista Bancshares Inc	1,900	41
CNA Financial Corp	5,975	267
CNB Financial Corp/PA	2,048	65
CNO Financial Group Inc	36,525	662
Codorus Valley Bancorp Inc	1,945	42
Cohen & Steers Inc	5,536	372
Colony Credit Real Estate Inc ‡	16,100	213
Columbia Banking System Inc	18,729	732
Columbia Financial Inc *	9,500	158
Commerce Bancshares Inc/MO (A)	24,217	1,623
Community Bank System Inc	11,451	777
Community Bankers Trust Corp	7,400	64
Community Trust Bancorp Inc	3,393	152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ConnectOne Bancorp Inc	6,383	$161
Cowen Inc, Cl A *	8,030	123
Crawford & Co, Cl A	5,700	62
Credit Acceptance Corp *(A)	2,312	995
Cullen/Frost Bankers Inc (A)	13,805	1,292
Curo Group Holdings Corp *	2,300	31
Customers Bancorp Inc *	7,470	175
CVB Financial Corp	29,279	625
Diamond Hill Investment Group Inc	554	76
Dime Community Bancshares Inc	5,583	113
Donnelley Financial Solutions Inc *	4,957	50
Dynex Capital Inc	5,597	95
Eagle Bancorp Inc	6,806	302
East West Bancorp Inc	35,166	1,611
Eaton Vance Corp	26,325	1,242
eHealth Inc *(A)	5,174	477
Ellington Financial Inc	8,300	150
Employers Holdings Inc	7,074	304
Encore Capital Group Inc *(A)	7,975	291
Enova International Inc *	5,566	128
Enstar Group Ltd *	2,751	562
Entegra Financial Corp *	1,400	42
Enterprise Bancorp Inc/MA	1,148	37
Enterprise Financial Services Corp	4,749	215
Equity Bancshares Inc, Cl A *	5,300	156
Erie Indemnity Co, Cl A (A)	6,087	1,031
Essent Group Ltd	23,600	1,290
Evans Bancorp	1,700	69
Evercore Inc, Cl A	9,976	772
Exantas Capital Corp ‡	7,276	88
EZCORP Inc, Cl A *	7,457	38
FactSet Research Systems Inc (A)	8,986	2,333
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	47
Farmers National Banc Corp	4,900	75
FB Financial Corp	3,100	119
FBL Financial Group Inc, Cl A	1,682	97
Federal Agricultural Mortgage Corp, Cl C	1,988	165
Federated Investors Inc, Cl B	21,870	733
FedNat Holding Co	1,300	19
FGL Holdings	40,900	373
Fidelity National Financial Inc	61,758	2,942
Financial Institutions Inc	3,243	106
First American Financial Corp	26,472	1,684
First Bancorp Inc/ME	3,052	87
First BanCorp/Puerto Rico	46,316	486
First Bancorp/Southern Pines NC	6,545	256
First Bancshares Inc/The	2,600	87
First Bank	5,700	62
First Busey Corp	12,392	330
First Business Financial Services Inc	1,000	25
First Capital	1,100	75

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Choice Bancorp	2,600	$59
First Citizens BancShares Inc/NC, Cl A	1,691	879
First Commonwealth Financial Corp	22,901	325
First Community Bankshares Inc	4,442	135
First Defiance Financial Corp	4,584	138
First Financial Bancorp	22,133	538
First Financial Bankshares Inc	30,712	1,062
First Financial Corp/IN	4,012	177
First Foundation Inc	10,600	174
First Hawaiian Inc	33,500	956
First Horizon National Corp	73,357	1,180
First Internet Bancorp	1,100	25
First Interstate BancSystem Inc, Cl A	8,791	370
First Merchants Corp	14,018	568
First Mid Bancshares Inc	2,100	73
First Midwest Bancorp Inc/IL	23,142	499
First Northwest Bancorp	3,500	62
First of Long Island Corp/The	4,995	121
FirstCash Inc	9,420	761
Flagstar Bancorp Inc	7,500	279
Flushing Financial Corp	6,070	129
FNB Corp/PA	77,689	965
Focus Financial Partners Inc, Cl A *	6,500	183
Franklin Financial Network Inc	2,800	96
FS Bancorp	1,300	78
Fulton Financial Corp	37,912	651
FVCBankcorp Inc *	5,300	91
GAIN Capital Holdings Inc (A)	5,300	22
GAMCO Investors Inc, Cl A	1,931	35
Genworth Financial Inc, Cl A *	124,800	494
German American Bancorp Inc	7,066	238
Glacier Bancorp Inc	21,580	946
Global Indemnity Ltd	1,002	29
Goosehead Insurance Inc, Cl A (A)	1,900	77
Granite Point Mortgage Trust Inc	10,941	199
Great Ajax Corp	2,900	44
Great Southern Bancorp Inc	2,499	153
Great Western Bancorp Inc	12,300	423
Green Dot Corp, Cl A *	11,255	267
Greenhill & Co Inc	2,071	35
Greenlight Capital Re Ltd, Cl A *	6,409	67
Guaranty Bancshares Inc/TX	3,000	99
Hallmark Financial Services Inc *	2,900	55
Hamilton Lane Inc, Cl A	5,300	307
Hancock Whitney Corp	20,614	837
Hanmi Financial Corp	5,678	111
Hanover Insurance Group Inc/The	9,617	1,307
HarborOne Bancorp Inc *	7,720	82
HCI Group Inc (A)	1,115	52
Health Insurance Innovations Inc, Cl A *(A)	2,300	41
Heartland Financial USA Inc	7,775	367
Heritage Commerce Corp	7,300	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heritage Financial Corp/WA (A)	8,071	$223
Heritage Insurance Holdings Inc	3,800	52
Hilltop Holdings Inc	17,038	420
Hingham Institution for Savings	300	58
Home Bancorp Inc	1,200	46
Home BancShares Inc/AR	39,032	735
HomeStreet Inc *	4,372	140
HomeTrust Bancshares Inc	4,102	107
Hope Bancorp Inc	26,995	392
Horace Mann Educators Corp	9,814	426
Horizon Bancorp Inc/IN	11,625	219
Houlihan Lokey Inc, Cl A	9,700	462
Howard Bancorp Inc *	2,500	42
IBERIABANK Corp	12,084	882
Independence Holding Co	1,700	72
Independent Bank Corp	7,086	597
Independent Bank Corp/MI	5,400	121
Independent Bank Group Inc	8,402	484
Interactive Brokers Group Inc, Cl A	18,627	902
International Bancshares Corp	14,350	609
INTL. FCStone Inc *	3,268	131
Invesco Mortgage Capital Inc	37,071	602
Investar Holding Corp	1,700	43
Investors Bancorp Inc	53,443	645
Investors Title Co	400	64
James River Group Holdings Ltd	7,200	285
Janus Henderson Group PLC	35,500	902
Jefferies Financial Group Inc	65,100	1,361
Kearny Financial Corp/MD	17,129	242
Kemper Corp	14,473	1,070
Kinsale Capital Group Inc	4,600	466
KKR Real Estate Finance Trust Inc	5,800	117
Ladder Capital Corp, Cl A ‡	26,162	452
Ladenburg Thalmann Financial Services Inc	12,600	44
Lakeland Bancorp Inc	8,293	138
Lakeland Financial Corp	4,957	234
Lazard Ltd, Cl A (B)	24,131	932
LCNB Corp	2,500	46
Legg Mason Inc	20,400	797
LendingClub Corp *	17,800	246
LendingTree Inc *(A)	1,700	613
Live Oak Bancshares Inc	6,500	119
LPL Financial Holdings Inc	19,862	1,834
Luther Burbank Corp	4,422	51
Macatawa Bank Corp	5,200	56
Malvern Bancorp Inc *	2,700	62
Markel Corp *	3,173	3,603
Marlin Business Services Corp	1,822	39
MBIA Inc *	21,782	203
Mercantile Bank Corp	3,557	125
Merchants Bancorp/IN	3,100	56
Mercury General Corp	5,578	273

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Bancorp Inc	12,127	$244
Meta Financial Group Inc	9,100	324
Metropolitan Bank Holding Corp *	1,300	59
MFA Financial Inc ‡	112,497	862
MGIC Investment Corp	87,218	1,257
Mid Penn Bancorp	2,400	65
Midland States Bancorp Inc	5,600	157
MidWestOne Financial Group Inc	2,369	81
Moelis & Co, Cl A	11,200	369
Morningstar Inc	4,520	710
Mr Cooper Group Inc *	15,771	212
MutualFirst Financial Inc	700	28
MVB Financial	3,200	68
National Bank Holdings Corp, Cl A	7,500	269
National Bankshares Inc	1,036	44
National General Holdings Corp	13,900	296
National Western Life Group Inc, Cl A	510	129
Navient Corp	48,100	690
NBT Bancorp Inc	9,608	384
Nelnet Inc, Cl A	4,531	285
New Residential Investment Corp ‡	100,550	1,559
New York Community Bancorp Inc	110,339	1,315
New York Mortgage Trust Inc ‡	50,338	314
Nicolet Bankshares Inc *	2,000	145
NMI Holdings Inc, Cl A *	13,900	467
Northeast Bank	2,600	56
Northfield Bancorp Inc	8,705	147
Northrim BanCorp Inc	1,300	49
Northwest Bancshares Inc	23,499	391
Norwood Financial Corp	2,000	70
OceanFirst Financial Corp	12,468	299
Ocwen Financial Corp *	20,161	31
OFG Bancorp	10,925	234
Old National Bancorp/IN	38,694	700
Old Republic International Corp	68,344	1,542
Old Second Bancorp Inc	8,600	106
On Deck Capital Inc *	11,400	47
OneMain Holdings Inc, Cl A	16,100	694
Oppenheimer Holdings Inc, Cl A	2,164	62
Opus Bank	3,100	80
Orchid Island Capital Inc, Cl A ‡	6,800	39
Origin Bancorp Inc	3,100	111
Oritani Financial Corp	7,124	132
Orrstown Financial Services Inc	3,700	81
Pacific Premier Bancorp Inc	13,976	448
PacWest Bancorp	28,012	1,043
Palomar Holdings Inc, Cl A *	1,400	76
Park National Corp	2,805	281
Parke Bancorp Inc	1,488	36
PCB Bancorp	4,600	79
PCSB Financial Corp	4,700	96
Peapack Gladstone Financial Corp	6,154	184

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penns Woods Bancorp Inc	978	$31
PennyMac Financial Services Inc	7,300	250
PennyMac Mortgage Investment Trust ‡	22,663	523
Peoples Bancorp Inc/OH	3,010	98
Peoples Financial Services Corp	900	44
People’s Utah Bancorp	2,500	73
Pinnacle Financial Partners Inc	17,827	1,095
Piper Jaffray Cos	3,277	265
PJT Partners Inc	6,000	256
Popular Inc	23,256	1,286
PRA Group Inc *(A)	9,058	332
Preferred Bank/Los Angeles CA	3,037	167
Premier Financial Bancorp Inc	625	11
Primerica Inc	9,929	1,329
ProAssurance Corp	11,525	433
Prosperity Bancshares Inc	21,635	1,520
Protective Insurance Corp	1,481	25
Provident Financial Services Inc	16,579	403
Pzena Investment Management, Cl A	6,300	56
QCR Holdings Inc	2,200	92
Radian Group Inc	49,948	1,291
RBB Bancorp	2,600	52
Ready Capital Corp	6,000	95
Redwood Trust Inc ‡	22,805	369
Regional Management Corp *	2,800	91
Reinsurance Group of America Inc, Cl A	14,416	2,385
Reliant Bancorp Inc	1,900	42
RenaissanceRe Holdings Ltd	10,206	1,922
Renasant Corp	13,160	466
Republic Bancorp Inc/KY, Cl A	1,298	60
Republic First Bancorp Inc *	9,800	39
Richmond Mutual Bancorporation *(A)	4,500	65
RLI Corp (A)	8,982	821
S&T Bancorp Inc (A)	8,332	314
Safeguard Scientifics Inc *	3,396	39
Safety Insurance Group Inc	4,031	394
Sandy Spring Bancorp Inc	8,510	301
Santander Consumer USA Holdings Inc	26,600	626
SB One Bancorp	2,800	66
Sculptor Capital Management, Cl A (B)	5,700	110
Seacoast Banking Corp of Florida *	12,398	369
SEI Investments Co †	29,919	1,931
Select Bancorp *	5,700	68
Selective Insurance Group Inc	14,384	952
ServisFirst Bancshares Inc (A)	12,700	462
Shore Bancshares Inc	3,000	50
Sierra Bancorp	2,978	80
Signature Bank/New York NY	13,070	1,612
Simmons First National Corp, Cl A	19,348	501
SLM Corp	106,700	910
SmartFinancial Inc	2,200	50
South State Corp	7,421	618

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern First Bancshares Inc *	1,491	$64
Southern Missouri Bancorp Inc	600	22
Southern National Bancorp of Virginia Inc	6,000	96
Southside Bancshares Inc	6,162	216
Spirit of Texas Bancshares Inc *	4,600	105
Starwood Property Trust Inc ‡	66,480	1,629
State Auto Financial Corp	3,690	121
Sterling Bancorp/DE	45,215	923
Stewart Information Services Corp	4,241	181
Stifel Financial Corp	16,682	1,043
Stock Yards Bancorp Inc	4,702	195
Summit Financial Group Inc	1,700	46
Synovus Financial Corp	36,192	1,379
TCF Financial Corp	35,680	1,516
TD Ameritrade Holding Corp	65,073	3,373
Territorial Bancorp Inc	773	24
Texas Capital Bancshares Inc *	11,223	649
TFS Financial Corp	12,343	250
Third Point Reinsurance Ltd *	17,500	167
Timberland Bancorp Inc/WA	2,400	71
Tiptree Inc	9,700	76
Tompkins Financial Corp	2,905	252
Towne Bank/Portsmouth VA	14,467	407
TPG RE Finance Trust Inc	9,200	186
TriCo Bancshares	6,909	267
TriState Capital Holdings Inc *	6,500	157
Triumph Bancorp Inc *	4,500	161
Trupanion Inc *(A)	6,500	222
TrustCo Bank Corp NY	21,626	190
Trustmark Corp	14,839	510
Two Harbors Investment Corp ‡	60,242	876
UMB Financial Corp	9,645	649
Umpqua Holdings Corp	49,731	814
Union Bankshares Inc/Morrisville VT	400	14
United Bankshares Inc/WV (A)	21,837	827
United Community Banks Inc/GA	18,174	563
United Community Financial Corp/OH	6,700	74
United Fire Group Inc	4,071	179
United Insurance Holdings Corp	1,900	24
Unity Bancorp Inc	2,800	62
Universal Insurance Holdings Inc	9,000	262
Univest Financial Corp	4,715	123
Valley National Bancorp	77,470	897
Veritex Holdings Inc	12,539	326
Virtu Financial Inc, Cl A	10,000	166
Virtus Investment Partners Inc	1,300	153
Voya Financial Inc	33,800	1,970
Waddell & Reed Financial Inc, Cl A (A)	16,402	265
Walker & Dunlop Inc	5,923	389
Washington Federal Inc	18,136	668
Washington Trust Bancorp Inc	3,870	202
Waterstone Financial Inc	4,000	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Watford Holdings Ltd *	5,900	$160
Webster Financial Corp	22,551	1,098
WesBanco Inc	13,609	496
West Bancorporation Inc	3,785	92
Westamerica Bancorporation (A)	6,155	400
Western Alliance Bancorp	21,661	1,130
Western Asset Mortgage Capital Corp ‡	17,944	184
Western New England Bancorp Inc	5,000	49
Westwood Holdings Group Inc	1,828	56
White Mountains Insurance Group Ltd	762	843
Wintrust Financial Corp	14,049	954
WisdomTree Investments Inc	33,875	165
World Acceptance Corp *	1,676	159
WR Berkley Corp	33,686	2,291
WSFS Financial Corp	12,143	541

		192,603

Health Care — 13.6%
Abeona Therapeutics Inc *	7,000	24
Acadia Healthcare Co Inc *	19,787	636
ACADIA Pharmaceuticals Inc *	24,500	1,110
Accelerate Diagnostics Inc *(A)	4,900	73
Acceleron Pharma Inc *	9,800	480
Accuray Inc *	14,863	46
AcelRx Pharmaceuticals Inc *(A)	29,100	54
Achillion Pharmaceuticals Inc *	23,198	144
Aclaris Therapeutics Inc *	4,000	7
Acorda Therapeutics Inc *	9,642	15
Adamas Pharmaceuticals Inc *	3,000	18
Adaptive Biotechnologies Corp *(A)	4,300	117
Addus HomeCare Corp *	2,200	205
ADMA Biologics *	15,400	73
Aduro Biotech Inc *	7,800	9
Adverum Biotechnologies Inc *	10,500	115
Aeglea BioTherapeutics Inc *	9,300	80
Aerie Pharmaceuticals Inc *(A)	7,700	146
Affimed *	19,500	50
Agenus Inc *	16,000	67
AgeX Therapeutics Inc *	1,960	3
Agios Pharmaceuticals Inc *(A)	10,900	424
Aimmune Therapeutics Inc *(A)	10,300	288
Akcea Therapeutics Inc *(A)	3,800	74
Akebia Therapeutics Inc *	36,485	229
Akorn Inc *	16,827	61
Albireo Pharma Inc *	1,800	41
Alector Inc *	3,600	67
Alkermes PLC *	36,353	764
Allakos Inc *(A)	4,000	380
Allogene Therapeutics Inc *(A)	9,700	273
Allscripts Healthcare Solutions Inc *	37,453	404
Alnylam Pharmaceuticals Inc *	25,289	2,962
Alphatec Holdings *	12,300	87

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AMAG Pharmaceuticals Inc *(A)	6,003	$64
Amedisys Inc *	7,271	1,185
American Renal Associates Holdings Inc *	1,700	16
Amicus Therapeutics Inc *	59,400	623
AMN Healthcare Services Inc *	11,709	696
Amneal Pharmaceuticals Inc *	16,788	63
Amphastar Pharmaceuticals Inc *	7,300	142
AnaptysBio Inc *	4,800	65
AngioDynamics Inc *	7,370	113
ANI Pharmaceuticals Inc *	2,500	154
Anika Therapeutics Inc *	3,070	177
Antares Pharma Inc *	41,800	198
Apellis Pharmaceuticals Inc *	9,400	253
Apyx Medical Corp *	14,200	113
Arcus Biosciences Inc *	7,700	64
Ardelyx Inc *	4,600	34
Arena Pharmaceuticals Inc *	10,765	510
ArQule Inc *	26,300	252
Arrowhead Pharmaceuticals Inc *(A)	20,600	1,504
Arvinas Inc *	5,700	219
Assembly Biosciences Inc *	2,900	47
Assertio Therapeutics Inc *	11,355	9
Atara Biotherapeutics Inc *	9,300	132
Athenex Inc *(A)	14,700	229
Athersys Inc *(A)	15,300	20
AtriCure Inc *	9,320	277
Atrion Corp (A)	330	233
Audentes Therapeutics Inc *	12,500	363
Avanos Medical Inc *	12,200	423
Avantor *	53,900	923
Avid Bioservices Inc *	18,600	102
Avrobio Inc *	4,600	74
Axogen Inc *	6,100	106
Axonics Modulation Technologies Inc *	2,700	66
Axsome Therapeutics Inc *(A)	6,900	272
Beyondspring Inc *	4,400	55
BioCryst Pharmaceuticals Inc *	16,200	46
BioDelivery Sciences International Inc *	27,900	190
Biohaven Pharmaceutical Holding Co Ltd *	7,900	453
BioMarin Pharmaceutical Inc *	42,346	3,418
Bio-Rad Laboratories Inc, Cl A *	4,953	1,830
BioSpecifics Technologies Corp *	1,400	77
Bio-Techne Corp	8,725	1,904
BioTelemetry Inc *	7,100	329
Bluebird Bio Inc *(A)	12,900	1,044
Blueprint Medicines Corp *	12,100	993
Bridgebio Pharma *	5,900	171
Brookdale Senior Living Inc, Cl A *	37,509	268
Bruker Corp	25,132	1,287
Calithera Biosciences Inc *	6,200	31
Cambrex Corp *	8,160	489
Cantel Medical Corp	8,877	683

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cara Therapeutics Inc *(A)	9,400	$244
Cardiovascular Systems Inc *	8,225	375
CareDx Inc *(A)	9,700	199
CASI Pharmaceuticals Inc *	9,300	31
Castlight Health Inc, Cl B *	24,900	35
Catalent Inc *	35,100	1,825
Catalyst Pharmaceuticals Inc *	23,400	109
Cellular Biomedicine Group *	4,200	76
CEL-SCI Corp *(A)	9,900	75
Cerus Corp *	24,297	105
Change Healthcare *(A)	12,600	169
Charles River Laboratories International Inc *	11,706	1,700
Chemed Corp	3,745	1,610
ChemoCentryx Inc *(A)	9,500	288
Chiasma *(A)	11,600	62
Chimerix Inc *	7,900	17
Clovis Oncology Inc *(A)	9,766	146
Codexis Inc *	11,400	177
Coherus Biosciences Inc *	14,800	266
Collegium Pharmaceutical Inc *	6,400	139
Community Health Systems Inc *(A)	21,729	70
Computer Programs & Systems Inc	1,702	45
Concert Pharmaceuticals Inc *	3,900	29
Conformis Inc *(A)	25,000	46
CONMED Corp	6,608	748
Constellation Pharmaceuticals *	5,100	237
Corbus Pharmaceuticals Holdings Inc *(A)	9,100	43
Corcept Therapeutics Inc *(A)	25,200	323
CorMedix Inc *(A)	8,600	53
CorVel Corp *	2,334	193
Covetrus Inc *(A)	21,700	311
Crinetics Pharmaceuticals Inc *(A)	4,300	84
Cross Country Healthcare Inc *	9,179	111
CryoLife Inc *	8,545	211
CryoPort Inc *	4,800	76
Cue Biopharma *	6,900	82
Cutera Inc *	2,900	111
Cyclerion Therapeutics Inc *	2,425	4
Cymabay Therapeutics Inc *	11,300	20
Cytokinetics Inc *	15,800	153
CytomX Therapeutics Inc *	7,600	48
CytoSorbents Corp *(A)	5,500	22
Deciphera Pharmaceuticals Inc *	5,600	265
Denali Therapeutics Inc *	8,900	158
Dermira Inc *	7,200	59
DexCom Inc *	21,224	4,824
Dicerna Pharmaceuticals Inc *	12,000	289
Diplomat Pharmacy Inc *	9,800	50
Dynavax Technologies Corp, Cl A *(A)	11,689	66
Eagle Pharmaceuticals Inc/DE *	2,700	158
Editas Medicine Inc *(A)	12,300	372

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eidos Therapeutics Inc *(A)	3,100	$175
Eiger BioPharmaceuticals Inc *	9,700	128
Elanco Animal Health Inc *	87,400	2,422
Eloxx Pharmaceuticals Inc *(A)	4,100	21
Emergent BioSolutions Inc *	10,584	581
Enanta Pharmaceuticals Inc *(A)	3,300	210
Encompass Health Corp	22,841	1,615
Endo International PLC *	43,900	223
Ensign Group Inc/The	12,936	562
Enzo Biochem Inc *	10,000	26
Epizyme Inc *	19,800	327
Esperion Therapeutics Inc *(A)	6,200	318
Evolent Health Inc, Cl A *	14,800	107
Evolus Inc *	4,600	64
Exact Sciences Corp *	33,580	2,720
Exelixis Inc *	72,900	1,212
Fate Therapeutics Inc *	10,300	161
FibroGen Inc *	17,100	725
Five Prime Therapeutics Inc *	5,300	21
Flexion Therapeutics Inc *	6,800	121
Fluidigm Corp *	18,053	45
Forty Seven Inc *	5,300	67
G1 Therapeutics Inc *(A)	8,400	181
Genesis Healthcare Inc, Cl A *	2,900	5
GenMark Diagnostics Inc *	19,700	110
Geron Corp *(A)	23,970	34
Glaukos Corp *(A)	8,949	574
Global Blood Therapeutics Inc *(A)	13,301	885
Globus Medical Inc, Cl A *	17,100	957
GlycoMimetics Inc *	6,500	38
Gossamer Bio Inc *(A)	10,600	270
Gritstone Oncology Inc *(A)	9,800	85
Guardant Health Inc *	9,400	730
Haemonetics Corp *	11,847	1,429
Halozyme Therapeutics Inc *	32,958	639
Hanger Inc *	10,000	262
Health Catalyst *	2,400	95
HealthEquity Inc *	17,100	1,075
HealthStream Inc *	5,964	174
Heron Therapeutics Inc *	18,200	465
Heska Corp *	1,500	143
Hill-Rom Holdings Inc	15,501	1,662
HMS Holdings Corp *	19,631	593
Homology Medicines Inc *	4,100	66
Horizon Therapeutics Plc *	42,900	1,406
ICU Medical Inc *	4,827	905
ImmunoGen Inc *	25,252	91
Immunomedics Inc *	38,857	730
Innoviva Inc *	14,009	189
Inogen Inc *	3,600	265
Inovalon Holdings Inc, Cl A *(A)	18,000	324
Inovio Pharmaceuticals Inc *(A)	16,000	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insmed Inc *(A)	18,200	$420
Inspire Medical Systems Inc *	2,800	199
Insulet Corp *	13,921	2,585
Integer Holdings Corp *	7,430	564
Integra LifeSciences Holdings Corp *	15,804	964
Intellia Therapeutics Inc *	9,600	166
Intercept Pharmaceuticals Inc *(A)	5,876	637
Intersect ENT Inc *	4,900	106
Intra-Cellular Therapies Inc, Cl A *	7,100	69
Intrexon Corp *(A)	11,400	63
IntriCon Corp *	1,200	23
Invacare Corp	6,889	60
Invitae Corp *(A)	20,100	400
Ionis Pharmaceuticals Inc *	29,894	1,912
Iovance Biotherapeutics Inc *	24,900	568
iRhythm Technologies Inc *(A)	5,800	418
Ironwood Pharmaceuticals Inc, Cl A *	35,554	427
Jazz Pharmaceuticals PLC *	12,800	1,934
Joint Corp/The *	5,500	105
Jounce Therapeutics Inc *	1,600	9
Kadmon Holdings Inc *	13,400	59
KalVista Pharmaceuticals Inc *	4,700	68
Karuna Therapeutics *(A)	1,500	108
Karyopharm Therapeutics Inc *	16,200	284
Kezar Life Sciences Inc *	4,800	13
Kindred Biosciences Inc *	4,400	35
Kodiak Sciences Inc *	5,500	163
Krystal Biotech Inc *	3,100	175
Kura Oncology Inc *	4,900	78
La Jolla Pharmaceutical Co *	3,000	8
Lannett Co Inc *(A)	5,200	46
Lantheus Holdings Inc *	7,300	153
LeMaitre Vascular Inc	3,200	114
Lexicon Pharmaceuticals Inc *(A)	9,305	33
LHC Group Inc *	7,147	953
Ligand Pharmaceuticals Inc *(A)	4,028	455
Lineage Cell Therapeutics Inc *	19,600	18
LivaNova PLC *	12,000	1,005
Livongo Health *(A)	4,200	120
Luminex Corp	8,555	181
MacroGenics Inc *	12,600	119
Madrigal Pharmaceuticals Inc *(A)	1,600	177
Magellan Health Inc *	4,540	353
Magenta Therapeutics Inc *	7,300	97
Mallinckrodt PLC *(A)	16,100	61
MannKind Corp *(A)	26,900	33
Marinus Pharmaceuticals Inc *	3,800	5
Marker Therapeutics Inc *(A)	11,600	39
Masimo Corp *	11,393	1,767
Medicines Co/The *(A)	17,357	1,461
MediciNova Inc *(A)	5,900	42
MEDNAX Inc *	17,856	466

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medpace Holdings Inc *	6,300	$483
MeiraGTx Holdings plc *	4,500	87
Meridian Bioscience Inc	7,741	71
Merit Medical Systems Inc *	12,075	338
Mesa Laboratories Inc (A)	900	211
Minerva Neurosciences Inc *	3,700	23
Mirati Therapeutics Inc *	7,000	705
Moderna Inc *(A)	47,100	959
Molina Healthcare Inc *	14,436	1,956
Momenta Pharmaceuticals Inc *	22,554	379
MyoKardia Inc *	10,000	651
Myriad Genetics Inc *	16,326	420
NanoString Technologies Inc *	8,500	229
Natera Inc *	13,100	478
National HealthCare Corp	2,994	254
National Research Corp, Cl A	3,212	207
Natus Medical Inc *	6,558	210
Nektar Therapeutics, Cl A *	39,200	795
Neogen Corp *	11,406	759
NeoGenomics Inc *	22,300	576
Neurocrine Biosciences Inc *	20,800	2,425
Nevro Corp *(A)	7,000	782
NextGen Healthcare Inc *	11,815	218
Novavax Inc (A)	2,762	13
Novocure Ltd *	20,200	1,862
NuVasive Inc *	11,878	858
Ocular Therapeutix Inc *(A)	1,700	7
Odonate Therapeutics Inc *	3,000	103
Omeros Corp *(A)	9,100	135
Omnicell Inc *	10,412	833
OPKO Health Inc *(A)	72,584	115
OptimizeRx Corp *	5,900	63
Optinose Inc *(A)	3,100	29
Option Care Health Inc *	21,711	68
OraSure Technologies Inc *	11,339	92
Orthofix Medical Inc *	3,940	179
OrthoPediatrics Corp *	1,900	75
Owens & Minor Inc	9,539	63
Pacific Biosciences of California Inc *	30,100	155
Pacira BioSciences Inc *	8,445	390
Palatin Technologies Inc *(A)	79,700	66
Paratek Pharmaceuticals Inc *(A)	3,300	10
Patterson Cos Inc (A)	19,700	383
PDL BioPharma Inc *	31,600	98
Pennant Group *	6,468	151
Penumbra Inc *	7,700	1,362
PetIQ Inc, Cl A *	4,700	108
Pfenex Inc *	6,900	72
Phibro Animal Health Corp, Cl A	3,700	90
Phreesia *	3,100	87
Pieris Pharmaceuticals Inc *	12,800	52
PolarityTE Inc *(A)	1,700	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portola Pharmaceuticals Inc, Cl A *(A)	17,400	$497
PRA Health Sciences Inc *	14,500	1,578
Premier Inc, Cl A *(A)	12,200	434
Prestige Consumer Healthcare Inc *	11,479	434
Principia Biopharma Inc *(A)	4,200	150
Progenics Pharmaceuticals Inc *	11,596	61
Protagonist Therapeutics Inc *	7,400	64
Prothena Corp PLC *	7,600	97
Providence Service Corp/The *	2,458	147
PTC Therapeutics Inc *	13,000	610
Pulse Biosciences Inc *(A)	1,900	28
Puma Biotechnology Inc *	6,700	64
QIAGEN NV *	51,783	2,216
Quanterix Corp *	3,200	81
Quidel Corp *	8,112	557
R1 RCM Inc *	24,700	318
Ra Pharmaceuticals Inc *	8,100	379
Radius Health Inc *	11,400	255
RadNet Inc *	11,000	211
Reata Pharmaceuticals Inc, Cl A *	4,900	956
Recro Pharma Inc *	8,900	147
REGENXBIO Inc *	9,400	393
Repligen Corp *	11,822	1,049
Replimune Group *	4,100	57
Retrophin Inc *	7,400	103
Revance Therapeutics Inc *	7,200	129
Rhythm Pharmaceuticals Inc *	7,500	168
Rigel Pharmaceuticals Inc *	43,059	96
Rocket Pharmaceuticals Inc *	4,000	70
Rockwell Medical Inc *(A)	10,000	23
RTI Surgical Holdings Inc *	6,918	13
Rubius Therapeutics Inc *(A)	4,600	35
Sage Therapeutics Inc *	12,200	1,888
Sangamo Therapeutics Inc *	28,370	306
Sarepta Therapeutics Inc *(A)	16,500	1,856
Savara Inc *	4,800	6
Scholar Rock Holding Corp *	5,200	44
SeaSpine Holdings Corp *	3,900	52
Seattle Genetics Inc *	27,300	3,286
Select Medical Holdings Corp *	25,565	565
Senseonics Holdings Inc *(A)	12,800	13
Seres Therapeutics Inc *	3,300	13
Shockwave Medical Inc *	2,200	86
SI-BONE Inc *	5,900	105
Sientra Inc *	4,500	39
SIGA Technologies Inc *	10,000	49
Silk Road Medical Inc *	2,500	90
Simulations Plus Inc	3,900	130
Solid Biosciences Inc *	1,700	7
Sorrento Therapeutics Inc *(A)	16,700	49
Spark Therapeutics Inc *	7,600	845
Spectrum Pharmaceuticals Inc *	31,879	286

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STAAR Surgical Co *(A)	10,678	$394
Stemline Therapeutics Inc *	8,200	88
STERIS PLC	19,600	2,962
Stoke Therapeutics *	3,000	73
Supernus Pharmaceuticals Inc *	10,400	243
Surgery Partners Inc *	3,500	48
Surmodics Inc *	2,444	100
Syndax Pharmaceuticals Inc *	9,800	71
Syneos Health Inc, Cl A *	15,500	851
Synthorx *	3,300	59
Syros Pharmaceuticals Inc *	12,700	65
Tabula Rasa HealthCare Inc *(A)	5,000	223
Tactile Systems Technology Inc *(A)	3,300	212
Tandem Diabetes Care Inc *	12,300	849
TCR2 Therapeutics Inc *	3,900	66
Teladoc Health Inc *(A)	16,800	1,407
Tenet Healthcare Corp *	23,200	747
TG Therapeutics Inc *(A)	22,100	181
TherapeuticsMD Inc *	60,600	152
Theravance Biopharma Inc *	7,945	173
Tivity Health Inc *(A)	9,768	221
TransEnterix Inc *(A)	30,000	6
Translate Bio Inc *	2,600	26
TransMedics Group Inc *	2,300	43
Tricida Inc *(A)	5,700	228
Triple-S Management Corp, Cl B *	5,850	112
Turning Point Therapeutics Inc *	2,600	146
Twist Bioscience Corp *(A)	6,100	145
Tyme Technologies Inc *(A)	25,200	28
Ultragenyx Pharmaceutical Inc *(A)	12,000	476
United Therapeutics Corp *	9,764	901
UNITY Biotechnology Inc *(A)	5,800	45
UroGen Pharma Ltd *	5,300	168
US Physical Therapy Inc (A)	2,726	319
Utah Medical Products Inc	1,300	139
Vanda Pharmaceuticals Inc *	9,100	152
Varex Imaging Corp *	7,500	225
Veeva Systems Inc, Cl A *	30,300	4,520
Veracyte Inc *	11,400	327
Vericel Corp *	11,200	209
Verrica Pharmaceuticals *	4,500	68
ViewRay Inc *(A)	11,600	39
Viking Therapeutics Inc *(A)	21,500	157
Vocera Communications Inc *	6,142	133
Voyager Therapeutics Inc *	6,900	94
WaVe Life Sciences Ltd *(A)	4,000	133
West Pharmaceutical Services Inc	17,130	2,519
Wright Medical Group NV *	29,378	875
X4 Pharmaceuticals *	4,100	44
XBiotech Inc *(A)	6,500	75
Xencor Inc *(A)	10,700	422
Xeris Pharmaceuticals Inc *	7,900	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Y-mAbs Therapeutics Inc *	6,400	$216
ZIOPHARM Oncology Inc *(A)	30,346	158
Zogenix Inc *	10,300	492
Zynerba Pharmaceuticals Inc *(A)	8,200	52

		160,839

Industrials — 14.0%
AAON Inc (A)	9,050	447
AAR Corp	7,429	332
ABM Industries Inc	14,255	542
Acacia Research Corp *	8,749	26
ACCO Brands Corp	25,729	235
Actuant Corp, Cl A	14,842	365
Acuity Brands Inc	9,700	1,269
ADT Inc (A)	19,900	184
Advanced Disposal Services Inc, Cl A *	17,400	573
Advanced Drainage Systems Inc	7,000	267
AECOM *	37,948	1,644
Aegion Corp, Cl A *	5,003	108
Aerojet Rocketdyne Holdings Inc *	17,279	764
AeroVironment Inc *	5,825	357
AGCO Corp	15,723	1,228
Air Lease Corp, Cl A	25,631	1,190
Air Transport Services Group Inc *	16,236	400
Aircastle Ltd	12,157	389
Alamo Group Inc	2,135	245
Albany International Corp, Cl A	7,098	594
Allegiant Travel Co, Cl A (A)	3,350	569
Allied Motion Technologies Inc	1,300	58
Allison Transmission Holdings Inc, Cl A	25,576	1,238
Altra Industrial Motion Corp	16,989	558
AMERCO	2,200	797
Ameresco Inc, Cl A *	8,079	132
American Superconductor Corp *	7,200	60
American Woodmark Corp *	3,984	410
Apogee Enterprises Inc	6,011	230
Applied Industrial Technologies Inc	8,961	572
ArcBest Corp	5,590	161
Arcosa Inc	9,912	389
Argan Inc	2,979	109
Armstrong Flooring Inc *	6,267	25
Armstrong World Industries Inc	11,577	1,112
ASGN Inc *	12,769	856
Astec Industries Inc	4,063	152
Astronics Corp *	3,874	113
Astronics Corp, Cl B *	2,395	69
Atkore International Group Inc *	11,500	480
Atlas Air Worldwide Holdings Inc *	4,769	124
Avis Budget Group Inc *	13,960	415
Axon Enterprise Inc *(A)	12,769	942
AZZ Inc	7,396	282
Barnes Group Inc	11,852	702

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barrett Business Services Inc	1,634	$144
Beacon Roofing Supply Inc *	14,670	435
BG Staffing	3,400	73
Bloom Energy Corp, Cl A *(A)	15,400	100
Blue Bird Corp *	4,392	89
BlueLinx Holdings Inc *(A)	1,700	17
BMC Stock Holdings Inc *	16,900	500
Brady Corp, Cl A	10,927	623
Briggs & Stratton Corp	7,149	38
BrightView Holdings Inc *	4,800	77
Brink’s Co/The	12,306	1,144
Builders FirstSource Inc *	28,170	716
BWX Technologies Inc	23,224	1,396
Caesarstone Ltd (A)	4,600	72
CAI International Inc *	5,072	122
Carlisle Cos Inc	12,977	2,024
Casella Waste Systems Inc, Cl A *	9,891	462
CBIZ Inc *	11,445	307
CECO Environmental Corp *	5,647	44
Chart Industries Inc *	7,972	440
Cimpress NV *(A)	5,099	653
CIRCOR International Inc *	3,715	165
Clean Harbors Inc *	12,876	1,064
Colfax Corp *	20,989	707
Columbus McKinnon Corp/NY	5,065	208
Comfort Systems USA Inc	9,691	495
Commercial Vehicle Group Inc *	1,600	11
Construction Partners Inc, Cl A *	4,200	83
Continental Building Products Inc *	6,600	243
Copa Holdings SA, Cl A	7,128	743
Cornerstone Building Brands Inc *	6,048	42
Costamare Inc	5,100	42
CoStar Group Inc *	8,463	5,187
Covanta Holding Corp	27,058	398
Covenant Transportation Group Inc, Cl A *	3,300	44
CRA International Inc	2,105	108
Crane Co	11,929	991
CSW Industrials Inc	4,000	295
Cubic Corp	7,189	428
Curtiss-Wright Corp	10,378	1,425
Daseke Inc *	7,700	23
Deluxe Corp	10,154	519
Donaldson Co Inc (A)	30,946	1,735
Douglas Dynamics Inc	4,222	228
Ducommun Inc *	1,500	73
DXP Enterprises Inc/TX *	4,162	160
Dycom Industries Inc *	6,107	318
Eagle Bulk Shipping Inc *(A)	9,200	44
Echo Global Logistics Inc *	4,586	92
EMCOR Group Inc	13,687	1,217
Encore Wire Corp	4,403	257
Energous Corp *	3,000	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energy Recovery Inc *	10,200	$89
EnerSys	10,883	764
Ennis Inc	5,288	109
Enphase Energy Inc *(A)	21,600	472
EnPro Industries Inc	4,868	323
ESCO Technologies Inc	5,877	518
Evoqua Water Technologies Corp *	17,200	326
Exponent Inc	12,872	818
Federal Signal Corp	15,647	515
Fluor Corp	31,000	541
Forrester Research Inc	1,564	62
Forward Air Corp	7,418	520
Foundation Building Materials Inc *	5,300	108
Franklin Covey Co *	3,304	122
Franklin Electric Co Inc	9,781	543
FTI Consulting Inc *	8,468	923
Gardner Denver Holdings Inc *(A)	29,300	992
Gates Industrial Corp PLC *	8,400	100
GATX Corp (A)	8,052	651
Generac Holdings Inc *	13,645	1,344
Genesee & Wyoming Inc, Cl A *	12,974	1,446
Gibraltar Industries Inc *	8,760	457
GMS Inc *	8,200	254
Gorman-Rupp Co/The	4,077	151
GP Strategies Corp *	2,500	32
Graco Inc	38,205	1,846
GrafTech International Ltd (A)	11,400	161
Graham Corp	796	17
Granite Construction Inc (A)	12,634	325
Great Lakes Dredge & Dock Corp *	17,880	191
Greenbrier Cos Inc/The	7,123	200
Griffon Corp	9,137	194
H&E Equipment Services Inc	9,325	308
Harsco Corp *	16,328	363
Hawaiian Holdings Inc (A)	8,980	272
HD Supply Holdings Inc *	39,600	1,577
Healthcare Services Group Inc (A)	16,939	426
Heartland Express Inc	9,772	209
HEICO Corp	9,118	1,184
HEICO Corp, Cl A	17,582	1,766
Heidrick & Struggles International Inc	2,952	92
Helios Technologies Inc	6,577	295
Herc Holdings Inc *	5,667	265
Heritage-Crystal Clean Inc *	5,100	158
Herman Miller Inc	13,443	642
Hertz Global Holdings Inc *	24,735	383
Hexcel Corp	20,498	1,632
Hillenbrand Inc	18,380	581
HNI Corp	8,849	348
Hub Group Inc, Cl A *	7,862	402
Hubbell Inc, Cl B	13,089	1,924
Hurco Cos Inc	1,235	44

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huron Consulting Group Inc *	5,411	$363
Hyster-Yale Materials Handling Inc	2,002	119
IAA Inc *	31,029	1,407
ICF International Inc	3,668	329
IES Holdings Inc *	3,000	65
InnerWorkings Inc *	7,387	35
Insperity Inc	9,624	748
Insteel Industries Inc	2,941	69
Interface Inc, Cl A	14,045	236
ITT Inc	21,463	1,498
JELD-WEN Holding Inc *	13,900	316
JetBlue Airways Corp *	72,481	1,397
John Bean Technologies Corp	7,831	858
Kadant Inc	2,725	265
Kaman Corp	7,473	475
KAR Auction Services Inc (A)	31,829	672
Kelly Services Inc, Cl A	6,795	149
Kennametal Inc	18,814	655
Kforce Inc	4,537	179
Kimball International Inc, Cl B	7,025	150
Kirby Corp *	14,526	1,226
Knight-Swift Transportation Holdings Inc, Cl A (A)	30,327	1,122
Knoll Inc	11,763	324
Korn Ferry	14,558	572
Kratos Defense & Security Solutions Inc *	20,816	376
Landstar System Inc	8,944	996
Lawson Products Inc/DE *	1,800	93
LB Foster Co, Cl A *	1,900	36
Lennox International Inc	8,129	2,080
Lincoln Electric Holdings Inc	13,433	1,239
Lindsay Corp	2,327	210
LSC Communications Inc	4,957	2
Luxfer Holdings PLC	7,600	133
Lydall Inc *	3,632	68
Lyft Inc, Cl A *	7,400	362
Macquarie Infrastructure Corp	16,800	705
Manitowoc Co Inc/The *	5,987	96
ManpowerGroup Inc	14,056	1,302
Marten Transport Ltd	7,153	151
Masonite International Corp *	5,600	402
MasTec Inc *	14,262	946
Matson Inc	8,552	323
Matthews International Corp, Cl A (A)	6,813	261
Maxar Technologies Inc (A)	10,900	113
McGrath RentCorp	5,948	436
Mercury Systems Inc *	12,523	917
Meritor Inc *	17,795	449
Mesa Air Group Inc *	7,700	56
Middleby Corp/The *	13,425	1,554
Miller Industries Inc/TN	2,311	85
Mistras Group Inc *	2,697	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mobile Mini Inc	11,883	$451
Moog Inc, Cl A	7,824	672
MRC Global Inc *	18,112	242
MSA Safety Inc	8,744	1,084
MSC Industrial Direct Co Inc, Cl A	9,803	720
Mueller Industries Inc	11,208	352
Mueller Water Products Inc, Cl A	32,712	369
MYR Group Inc *	4,079	140
National Presto Industries Inc	1,091	97
Navistar International Corp *	10,491	343
NN Inc	5,587	49
Nordson Corp	13,812	2,290
Northwest Pipe Co *	2,600	89
NOW Inc *	21,600	242
NV5 Global Inc *	2,700	130
nVent Electric PLC	33,600	830
Old Dominion Freight Line Inc	15,390	2,949
Omega Flex Inc	600	58
Oshkosh Corp	16,617	1,503
Owens Corning	25,960	1,741
Park Aerospace Corp	5,082	83
Park-Ohio Holdings Corp	1,118	35
Parsons Corp *	5,100	204
Patrick Industries Inc *	5,225	259
PGT Innovations Inc *	16,500	237
PICO Holdings Inc *	4,621	51
Pitney Bowes Inc (A)	39,400	186
Plug Power Inc *(A)	55,300	216
Powell Industries Inc	1,364	57
Preformed Line Products Co	90	7
Primoris Services Corp	7,847	173
Proto Labs Inc *	5,999	581
Quad/Graphics Inc, Cl A	6,862	31
Quanex Building Products Corp	6,965	136
Radiant Logistics Inc *	12,400	66
Raven Industries Inc	8,655	298
RBC Bearings Inc *	5,395	895
Regal Beloit Corp	9,125	746
Resideo Technologies Inc *	31,100	304
Resources Connection Inc	9,581	148
REV Group Inc	8,400	109
Rexnord Corp *	26,526	838
RR Donnelley & Sons Co	13,219	53
Rush Enterprises Inc, Cl A	5,399	247
Rush Enterprises Inc, Cl B	1,800	82
Ryder System Inc	13,300	698
Saia Inc *	6,592	626
Schneider National Inc, Cl B	15,600	355
Scorpio Bulkers Inc	15,916	97
Sensata Technologies Holding PLC *	38,300	1,972
Simpson Manufacturing Co Inc	10,543	856
SiteOne Landscape Supply Inc *(A)	9,800	870

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SkyWest Inc	11,322	$709
SP Plus Corp *	4,298	189
Spartan Motors Inc	6,500	115
Spirit AeroSystems Holdings Inc, Cl A	23,775	2,068
Spirit Airlines Inc *	15,547	607
SPX Corp *	10,194	487
SPX FLOW Inc *	9,294	441
Standex International Corp	2,429	188
Steelcase Inc, Cl A	17,557	318
Stericycle Inc *(A)	20,900	1,313
Sterling Construction Co Inc *	2,700	39
Sunrun Inc *(A)	26,600	369
Systemax Inc	1,400	32
Team Inc *(A)	5,757	93
Teledyne Technologies Inc *	8,537	2,920
Tennant Co	4,638	345
Terex Corp	14,170	398
Tetra Tech Inc	13,342	1,178
Textainer Group Holdings Ltd	3,853	35
Thermon Group Holdings Inc *	6,882	181
Timken Co/The	15,209	800
Titan International Inc	10,772	32
Titan Machinery Inc *	3,312	45
Toro Co/The	25,500	1,994
TPI Composites Inc *	7,500	135
TransUnion	43,800	3,780
Trex Co Inc *	14,280	1,229
TriMas Corp *	9,876	306
TriNet Group Inc *	10,100	553
Trinity Industries Inc (A)	24,042	506
Triton International Ltd/Bermuda	14,384	545
Triumph Group Inc (A)	9,696	269
TrueBlue Inc *	8,328	194
Tutor Perini Corp *	8,051	128
Twin Disc Inc *	3,100	32
Uber Technologies Inc *	44,600	1,320
UniFirst Corp/MA	3,340	689
Univar Solutions *	39,650	929
Universal Forest Products Inc	13,165	653
Universal Logistics Holdings Inc	700	14
Upwork Inc *(A)	14,200	165
US Ecology	4,640	255
Valmont Industries Inc	4,614	660
Vectrus Inc *	3,679	187
Veritiv Corp *	2,000	37
Viad Corp	4,271	269
Vicor Corp *	5,700	234
Vivint Solar Inc *	15,000	110
VSE Corp	2,000	82
Wabash National Corp	11,741	185
WABCO Holdings Inc *	12,410	1,672
Watsco Inc	7,859	1,399

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Watts Water Technologies Inc, Cl A	7,056	$684
Welbilt Inc *	29,950	500
Werner Enterprises Inc (A)	9,390	345
Wesco Aircraft Holdings Inc *	12,046	132
WESCO International Inc *	10,366	545
Willdan Group Inc *	1,300	37
Willis Lease Finance *	1,000	60
WillScot Corp, Cl A *	14,000	249
Woodward Inc	12,842	1,500
XPO Logistics Inc *	21,290	1,761
YRC Worldwide Inc *	4,500	16

		166,311

Information Technology — 18.4%
2U Inc *(A)	13,000	324
3D Systems Corp *(A)	28,047	238
8x8 Inc *	20,614	423
A10 Networks Inc *	9,800	65
Acacia Communications Inc *	8,600	573
ACI Worldwide Inc *	26,412	990
Adesto Technologies Corp *	6,800	49
ADTRAN Inc	9,897	91
Advanced Energy Industries Inc *	8,719	560
Agilysys Inc *	5,200	132
Akoustis Technologies *(A)	8,400	64
Alarm.com Holdings Inc *(A)	8,300	362
Alpha & Omega Semiconductor Ltd *	5,600	67
Altair Engineering Inc, Cl A *(A)	9,000	299
Alteryx Inc, Cl A *(A)	10,600	1,203
Ambarella Inc *	6,900	378
Amdocs Ltd	32,668	2,264
American Software Inc/GA, Cl A	8,672	137
Amkor Technology Inc *	20,913	253
Anaplan Inc *	19,200	1,035
Anixter International Inc *	7,741	664
Appfolio Inc, Cl A *(A)	3,600	406
Appian Corp, Cl A *(A)	7,700	332
Applied Optoelectronics Inc *(A)	3,800	41
Arlo Technologies Inc *	13,252	46
Arrow Electronics Inc *	20,025	1,595
Aspen Technology Inc *	15,867	1,990
Atlassian Corp PLC, Cl A *	24,600	3,127
Avalara Inc *	10,600	827
Avaya Holdings Corp *	26,700	341
Avid Technology Inc *	5,000	39
Avnet Inc	25,299	1,028
AVX Corp	8,778	179
Axcelis Technologies Inc *	5,550	119
AXT Inc *	6,600	21
Badger Meter Inc	5,724	355
Bel Fuse Inc, Cl B	888	15
Belden Inc	8,823	474

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Benchmark Electronics Inc	9,930	$342
Benefitfocus Inc *	5,300	127
Black Knight Inc *	33,637	2,119
Blackbaud Inc	11,955	991
Blackline Inc *(A)	9,600	517
Booz Allen Hamilton Holding Corp, Cl A	31,865	2,318
Bottomline Technologies DE Inc *	9,971	493
Box Inc, Cl A *	31,700	578
Brightcove Inc *	6,800	61
Brooks Automation Inc	18,003	806
Cabot Microelectronics Corp	6,305	841
CACI International Inc, Cl A *	6,032	1,444
CalAmp Corp *	8,156	86
Calix Inc *	4,945	38
Carbonite Inc *	8,800	202
Cardtronics PLC *(A)	8,885	375
Casa Systems Inc *	2,800	10
Cass Information Systems Inc	3,154	178
CDK Global Inc	29,600	1,585
Cerence *	8,110	126
Ceridian HCM Holding Inc *(A)	22,400	1,352
CEVA Inc *	3,838	99
ChannelAdvisor Corp *	2,400	23
Ciena Corp *	35,986	1,366
Cirrus Logic Inc *	14,195	1,018
Cision Ltd *	16,500	164
Clearfield Inc *	1,400	19
Cloudera Inc *(A)	58,268	576
Cognex Corp	38,016	1,908
Coherent Inc *	5,453	823
Cohu Inc	6,836	121
CommScope Holding Co Inc *	40,700	554
CommVault Systems Inc *	9,484	480
comScore Inc *	20,100	82
Comtech Telecommunications Corp	4,332	164
Conduent Inc *	38,300	259
CoreLogic Inc/United States *	17,483	724
Cornerstone OnDemand Inc *	13,499	832
Coupa Software Inc *(A)	14,300	2,195
Cree Inc *	25,723	1,137
CSG Systems International Inc	6,917	396
CTS Corp	6,245	171
Cypress Semiconductor Corp	89,135	2,090
Daktronics Inc	4,580	28
Dell Technologies Inc, Cl C *	35,172	1,705
Diebold Nixdorf Inc *	14,133	103
Digi International Inc *	3,601	64
Digimarc Corp *	2,076	67
Digital Turbine Inc *	25,500	226
Diodes Inc *	10,642	491
DocuSign Inc, Cl A *(A)	35,700	2,542
Dolby Laboratories Inc, Cl A	14,904	1,027

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Domo Inc, Cl B *	3,200	$60
Dropbox Inc, Cl A *	50,400	932
DSP Group Inc *	7,900	112
Dynatrace *(A)	9,200	244
Ebix Inc (A)	4,825	168
EchoStar Corp, Cl A *	10,503	442
Elastic NV *	10,200	810
Endurance International Group Holdings Inc *	9,100	37
Entegris Inc	32,708	1,548
Envestnet Inc *	10,352	737
EPAM Systems Inc *	12,100	2,563
ePlus Inc *	3,288	275
Euronet Worldwide Inc *	11,588	1,822
Everbridge Inc *(A)	7,400	651
EVERTEC Inc	15,100	490
Evo Payments Inc, Cl A *	6,500	182
Exela Technologies Inc *	9,100	3
ExlService Holdings Inc *	8,023	560
Extreme Networks Inc *	31,687	223
Fabrinet *	9,515	576
Fair Isaac Corp *	6,791	2,497
FARO Technologies Inc *	4,508	220
FireEye Inc *	48,700	816
First Solar Inc *	18,100	1,000
Fitbit Inc, Cl A *	58,100	404
Five9 Inc *	14,000	954
ForeScout Technologies Inc *	9,700	348
FormFactor Inc *	18,019	417
Genpact Ltd	40,350	1,642
GoDaddy Inc, Cl A *	41,800	2,775
GTT Communications Inc *(A)	9,500	84
GTY Technology Holdings Inc *	11,200	55
Guidewire Software Inc *	18,869	2,299
Hackett Group Inc/The	3,300	51
Harmonic Inc *	14,394	119
HubSpot Inc *	8,900	1,344
I3 Verticals Inc, Cl A *	3,600	98
Ichor Holdings Ltd *	4,100	129
II-VI Inc *	14,039	410
Immersion Corp *	3,567	24
Impinj Inc *	3,600	114
Infinera Corp *(A)	49,184	314
Inphi Corp *	10,262	715
Inseego Corp *(A)	11,400	72
Insight Enterprises Inc *	9,298	610
Instructure Inc *	7,300	389
Intelligent Systems Corp *(A)	2,700	118
InterDigital Inc	7,130	405
International Money Express Inc *	4,600	63
Iteris *	12,600	65
Itron Inc *	8,011	642

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
j2 Global Inc	11,057	$1,073
Jabil Inc	36,400	1,414
KBR Inc	31,745	945
KEMET Corp	12,500	334
Kimball Electronics Inc *	2,893	51
Knowles Corp *	20,300	445
KVH Industries Inc *	1,997	23
Lattice Semiconductor Corp *	29,262	553
Limelight Networks Inc *	15,000	64
Littelfuse Inc	5,931	1,076
LivePerson Inc *(A)	12,991	516
LiveRamp Holdings Inc *	15,074	755
LogMeIn Inc	11,113	867
Lumentum Holdings Inc *(A)	17,070	1,257
MACOM Technology Solutions Holdings Inc *	12,425	307
Manhattan Associates Inc *	15,080	1,259
ManTech International Corp/VA, Cl A	6,422	498
Marvell Technology Group Ltd	153,457	4,047
MAXIMUS Inc	15,516	1,158
MaxLinear Inc, Cl A *	15,544	309
Medallia Inc *(A)	4,200	127
Methode Electronics Inc	10,184	379
MicroStrategy Inc, Cl A *	2,353	354
Mitek Systems Inc *	5,800	41
MKS Instruments Inc	13,123	1,395
MobileIron Inc *	27,900	135
Model N Inc *	7,600	231
MongoDB Inc, Cl A *(A)	9,600	1,428
Monolithic Power Systems Inc	9,751	1,567
MTS Systems Corp	4,389	199
Napco Security Technologies Inc *	4,200	131
National Instruments Corp	30,467	1,283
NCR Corp *	29,983	984
NeoPhotonics Corp *	7,500	61
NETGEAR Inc *	6,692	168
NetScout Systems Inc *	15,158	382
New Relic Inc *	12,500	850
NIC Inc	13,222	300
nLight Inc *	6,800	136
Novanta Inc *	8,562	798
Nuance Communications Inc *	64,881	1,163
Nutanix Inc, Cl A *	31,700	1,184
NVE Corp	694	44
Okta Inc, Cl A *	23,900	3,102
ON Semiconductor Corp *	98,400	2,113
OneSpan Inc *	10,754	201
Onto Innovation *	10,172	341
OSI Systems Inc *	3,768	375
PagerDuty *	3,100	81
Palo Alto Networks Inc *	22,133	5,029
PAR Technology Corp *(A)	4,100	123
Paycom Software Inc *	11,500	3,183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paylocity Holding Corp *	7,100	$868
Paysign Inc *(A)	10,100	104
PC Connection Inc	2,231	110
PDF Solutions Inc *	4,653	74
Pegasystems Inc	8,536	663
Perficient Inc *	6,700	283
Perspecta Inc	31,900	880
Photronics Inc *	13,129	154
Plantronics Inc	7,169	182
Plexus Corp *	6,928	526
Pluralsight Inc, Cl A *(A)	14,300	243
Power Integrations Inc	6,889	630
Presidio Inc	7,700	127
Progress Software Corp	9,358	393
Proofpoint Inc *	13,400	1,590
PROS Holdings Inc *	7,599	473
PTC Inc *	25,090	1,922
Pure Storage Inc, Cl A *	56,800	913
Q2 Holdings Inc *	9,900	836
QAD Inc, Cl A	2,900	148
Qualys Inc *	7,700	674
Rambus Inc *	29,910	390
Rapid7 Inc *	10,600	594
RealPage Inc *	19,446	1,070
Ribbon Communications Inc *	13,520	40
RingCentral Inc, Cl A *	17,100	2,949
Rogers Corp *	4,193	545
Sabre Corp	66,800	1,498
SailPoint Technologies Holding Inc *	20,200	506
Sanmina Corp *	16,966	540
ScanSource Inc *	4,796	170
Science Applications International Corp	13,876	1,184
Semtech Corp *	15,875	769
ShotSpotter Inc *	1,400	34
Silicon Laboratories Inc *	10,582	1,121
SMART Global Holdings Inc *	4,500	139
Smartsheet Inc, Cl A *	21,800	1,034
SolarWinds Corp *(A)	12,100	234
Splunk Inc *	35,084	5,235
SPS Commerce Inc *	8,458	476
Square Inc, Cl A *	79,900	5,523
SS&C Technologies Holdings Inc	51,818	3,112
Stratasys Ltd *	9,769	180
SunPower Corp, Cl A *(A)	17,136	128
SVMK Inc *	20,000	341
Switch Inc, Cl A	15,700	247
Sykes Enterprises Inc *	8,011	281
Synaptics Inc *	6,887	394
Synchronoss Technologies Inc *	14,400	65
SYNNEX Corp	10,181	1,250
Tech Data Corp *	8,765	1,270
Telaria Inc *	15,100	126

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telenav Inc *	3,400	$19
Tenable Holdings Inc *	9,400	255
Teradata Corp *	26,200	696
Teradyne Inc	40,000	2,504
TiVo Corp	27,958	218
Trade Desk Inc/The, Cl A *(A)	9,200	2,423
Trimble Inc *	60,220	2,441
TTEC Holdings Inc	3,427	157
TTM Technologies Inc *	21,287	285
Tucows Inc, Cl A *(A)	1,800	102
Twilio Inc, Cl A *(A)	28,016	2,893
Tyler Technologies Inc *	8,687	2,521
Ubiquiti Inc (A)	3,300	651
Ultra Clean Holdings Inc *	7,052	157
Unisys Corp *	9,183	104
Universal Display Corp	10,308	2,002
Upland Software Inc *	5,700	221
Varonis Systems Inc *	6,900	539
Veeco Instruments Inc *	9,910	136
Verint Systems Inc *	15,550	756
Verra Mobility Corp, Cl A *(A)	23,800	356
ViaSat Inc *	13,956	1,026
Viavi Solutions Inc *	57,400	862
VirnetX Holding Corp *(A)	20,442	72
Virtusa Corp *	6,949	311
Vishay Intertechnology Inc	34,117	679
Vishay Precision Group Inc *	3,164	109
VMware Inc, Cl A	18,017	2,804
WEX Inc *	10,376	2,087
Workday Inc, Cl A *	37,389	6,697
Workiva Inc, Cl A *	8,100	351
Xperi Corp	9,930	197
Yext Inc *	21,600	373
Zebra Technologies Corp, Cl A *	12,664	3,178
Zendesk Inc *	26,300	2,078
Zix Corp *	11,213	85
Zscaler Inc *(A)	15,700	818
Zuora Inc, Cl A *(A)	20,500	327

		218,344

Materials — 4.1%
Advanced Emissions Solutions Inc (A)	7,300	74
AdvanSix Inc *	5,900	119
AK Steel Holding Corp *	63,900	176
Alcoa Corp *	46,200	940
Allegheny Technologies Inc *	27,800	641
American Vanguard Corp	8,099	130
AptarGroup Inc	15,466	1,734
Ardagh Group SA, Cl A	5,500	102
Ashland Global Holdings Inc	14,808	1,062
Axalta Coating Systems Ltd *	50,100	1,426
Balchem Corp	8,088	806

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berry Global Group Inc *	32,241	$1,505
Boise Cascade Co	10,770	408
Cabot Corp	12,332	579
Carpenter Technology Corp	11,501	605
Century Aluminum Co *	8,259	58
Chase Corp	1,300	153
Chemours Co/The	40,500	640
Clearwater Paper Corp *	2,951	65
Cleveland-Cliffs Inc (A)	60,000	479
Coeur Mining Inc *	54,061	355
Commercial Metals Co	27,241	582
Compass Minerals International Inc	8,640	478
Crown Holdings Inc *	30,035	2,280
Domtar Corp	14,050	524
Eagle Materials Inc	10,383	956
Element Solutions Inc *	51,600	603
Ferro Corp *	16,505	238
Ferroglobe *(C)	11,102	—
Flotek Industries Inc *	10,196	18
Forterra Inc *	5,600	62
FutureFuel Corp	3,876	44
GCP Applied Technologies Inc *	13,824	309
Gold Resource Corp	12,400	55
Graphic Packaging Holding Co	69,817	1,136
Greif Inc, Cl A	7,219	312
Greif Inc, Cl B	1,300	70
Hawkins Inc	1,773	73
Haynes International Inc	2,823	104
HB Fuller Co	10,933	545
Hecla Mining Co	100,168	247
Huntsman Corp	53,824	1,218
Ingevity Corp *	10,100	912
Innophos Holdings Inc	4,189	134
Innospec Inc	6,113	602
Intrepid Potash Inc *	19,600	45
Kaiser Aluminum Corp	3,554	389
Koppers Holdings Inc *	4,473	166
Kraton Corp *	7,080	160
Kronos Worldwide Inc	3,484	48
Livent Corp *	29,000	226
Louisiana-Pacific Corp	28,042	832
LSB Industries Inc *	2,939	12
Materion Corp	5,074	299
Minerals Technologies Inc	8,924	482
Myers Industries Inc	7,018	116
Neenah Inc	3,393	247
NewMarket Corp	1,697	838
Novagold Resources Inc *	55,300	385
Olin Corp	36,316	636
Olympic Steel Inc	1,927	32
OMNOVA Solutions Inc *	7,567	77
Orion Engineered Carbons SA	14,400	262

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens-Illinois Inc	41,900	$414
PH Glatfelter Co	7,871	141
PolyOne Corp	16,832	531
PQ Group Holdings Inc *	12,200	194
Quaker Chemical Corp	3,434	512
Rayonier Advanced Materials Inc	9,817	38
Reliance Steel & Aluminum Co	15,638	1,845
Royal Gold Inc	15,702	1,841
RPM International Inc	30,488	2,248
Ryerson Holding Corp *	1,400	15
Schnitzer Steel Industries Inc, Cl A	4,656	100
Schweitzer-Mauduit International Inc	6,138	269
Scotts Miracle-Gro Co/The, Cl A	8,859	895
Sensient Technologies Corp	9,935	629
Silgan Holdings Inc	16,960	523
Sonoco Products Co	24,121	1,460
Southern Copper Corp	18,729	712
Steel Dynamics Inc	50,937	1,718
Stepan Co	4,825	468
Summit Materials Inc, Cl A *	28,906	690
SunCoke Energy Inc	14,846	76
TimkenSteel Corp *	7,904	46
Trecora Resources *	2,517	19
Tredegar Corp	5,341	115
Trinseo SA	8,600	327
Tronox Holdings PLC	19,200	222
UFP Technologies Inc *	1,800	83
United States Lime & Minerals Inc	400	41
United States Steel Corp (A)	39,400	517
US Concrete Inc *	3,000	123
Valvoline Inc	42,436	961
Verso Corp *	6,500	120
Warrior Met Coal Inc	12,600	259
Westlake Chemical Corp	7,610	523
Worthington Industries Inc	8,002	306
WR Grace & Co	14,224	951

		48,743

Real Estate — 9.5%
Acadia Realty Trust ‡	20,139	541
Agree Realty Corp ‡(A)	10,347	774
Alexander & Baldwin Inc ‡	16,191	351
Alexander’s Inc ‡	488	159
Altisource Portfolio Solutions SA *(A)	1,700	31
American Assets Trust Inc ‡	10,291	489
American Campus Communities Inc ‡	31,762	1,526
American Finance Trust Inc (A)	26,200	387
American Homes 4 Rent, Cl A ‡	62,300	1,664
Americold Realty Trust ‡	46,300	1,742
Apple Hospitality Inc ‡	52,500	854
Armada Hoffler Properties Inc ‡	13,800	249
Ashford Hospitality Trust Inc ‡	14,971	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bluerock Residential Growth Inc, Cl A ‡	5,800	$71
Braemar Hotels & Resorts Inc ‡	4,381	43
Brandywine Realty Trust ‡	37,939	585
Brixmor Property Group Inc ‡	69,500	1,525
Brookfield Property Inc, Cl A ‡(A)	20,000	380
Camden Property Trust ‡	22,238	2,481
CareTrust Inc ‡	21,353	446
CatchMark Timber Trust Inc, Cl A ‡	7,800	93
CBL & Associates Properties Inc ‡(A)	33,182	48
Cedar Realty Trust Inc ‡	18,338	49
Chatham Lodging Trust ‡	13,735	251
City Office Inc ‡	11,000	148
Colony Capital Inc ‡	109,394	534
Columbia Property Trust Inc ‡	25,600	531
Community Healthcare Trust Inc ‡	3,900	186
Consolidated-Tomoka Land Co	500	31
CoreCivic Inc ‡	30,902	468
CorEnergy Infrastructure Trust Inc ‡	2,140	95
CorePoint Lodging Inc ‡	8,250	83
CoreSite Realty Corp ‡	9,073	1,029
Corporate Office Properties Trust ‡	25,430	742
Cousins Properties Inc	35,545	1,439
CubeSmart ‡	46,522	1,435
Cushman & Wakefield PLC *(A)	23,500	456
CyrusOne Inc ‡	25,229	1,572
DiamondRock Hospitality Co ‡	43,307	446
Douglas Emmett Inc ‡	40,085	1,767
Easterly Government Properties Inc ‡	16,900	393
EastGroup Properties Inc ‡	9,085	1,237
Empire State Realty Trust Inc, Cl A ‡	36,700	512
EPR Properties ‡	18,751	1,330
Equity Commonwealth ‡	29,744	977
Equity LifeStyle Properties Inc ‡	40,564	3,005
Essential Properties Realty Trust Inc ‡	17,800	464
Farmland Partners Inc ‡	9,000	60
First Industrial Realty Trust Inc ‡	28,753	1,224
Forestar Group Inc *	1,067	22
Four Corners Property Trust Inc ‡	16,019	454
Franklin Street Properties Corp ‡	19,396	169
Front Yard Residential Corp ‡	11,300	131
FRP Holdings Inc *	838	42
Gaming and Leisure Properties Inc ‡	48,915	2,064
GEO Group Inc/The ‡	25,385	352
Getty Realty Corp ‡	6,289	211
Gladstone Commercial Corp ‡	8,919	203
Gladstone Land	6,000	76
Global Medical Inc ‡	8,900	124
Global Net Lease Inc ‡	20,133	410
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	14,500	426
Healthcare Realty Trust Inc ‡	31,455	1,044
Healthcare Trust of America Inc, Cl A ‡	47,550	1,443

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hersha Hospitality Trust, Cl A ‡	9,019	$128
Highwoods Properties Inc ‡	25,068	1,217
Howard Hughes Corp/The *	9,817	1,084
Hudson Pacific Properties Inc ‡	35,670	1,277
Independence Realty Trust Inc ‡	20,300	303
Industrial Logistics Properties Trust ‡	13,609	294
Innovative Industrial Properties Inc, Cl A ‡(A)	2,200	170
Investors Real Estate Trust ‡	2,403	186
Invitation Homes Inc ‡	114,081	3,483
iStar Inc ‡(A)	16,418	213
JBG SMITH Properties ‡	30,000	1,196
Jernigan Capital Inc ‡	3,300	58
Jones Lang LaSalle Inc	12,047	2,004
Kennedy-Wilson Holdings Inc	31,129	704
Kilroy Realty Corp ‡	23,843	1,985
Kite Realty Group Trust ‡	21,955	425
Lamar Advertising Co, Cl A ‡	20,597	1,718
Lexington Realty Trust, Cl B ‡	53,490	593
Liberty Property Trust ‡	37,475	2,309
Life Storage Inc ‡	11,393	1,248
LTC Properties Inc ‡	8,817	413
Mack-Cali Realty Corp ‡	19,967	427
Marcus & Millichap Inc *	5,100	187
Medical Properties Trust Inc ‡	115,162	2,391
Monmouth Real Estate Investment Corp, Cl A ‡(A)	21,146	324
National Health Investors Inc ‡	9,264	750
National Retail Properties Inc ‡	38,843	2,165
National Storage Affiliates Trust ‡	12,800	429
New Senior Investment Group Inc ‡	16,600	130
Newmark Group Inc, Cl A	30,905	403
NexPoint Residential Trust Inc ‡	4,900	234
Office Properties Income Trust ‡	9,591	320
Omega Healthcare Investors Inc ‡(A)	49,257	2,070
One Liberty Properties Inc ‡	2,524	69
Outfront Media Inc ‡	33,609	840
Paramount Group Inc ‡	46,500	632
Park Hotels & Resorts Inc ‡	55,559	1,314
Pebblebrook Hotel Trust ‡	32,325	847
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	79
Physicians Realty Trust ‡	44,500	854
Piedmont Office Realty Trust Inc, Cl A ‡(A)	28,566	632
PotlatchDeltic Corp ‡	16,712	726
Preferred Apartment Communities Inc, Cl A ‡	11,600	160
PS Business Parks Inc ‡	4,928	870
QTS Realty Trust Inc, Cl A ‡	12,100	642
Rafael Holdings Inc, Cl B *	4,000	68
Rayonier Inc ‡	29,153	893
RE/MAX Holdings Inc, Cl A	3,200	123
Realogy Holdings Corp (A)	24,502	257
Redfin Corp *(A)	21,800	420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments Corp ‡	29,259	$534
Retail Properties of America Inc, Cl A ‡	48,903	696
Retail Value Inc ‡	3,029	108
Rexford Industrial Realty Inc ‡	25,000	1,196
RLJ Lodging Trust ‡	43,354	741
RMR Group Inc/The, Cl A	4,170	196
RPT Realty ‡	16,337	241
Ryman Hospitality Properties Inc ‡	11,360	1,014
Sabra Health Care Inc ‡	46,420	1,034
Safehold Inc	3,200	131
Saul Centers Inc ‡	2,144	114
Senior Housing Properties Trust ‡	55,107	403
Seritage Growth Properties ‡(A)	7,500	317
Service Properties Trust	38,741	902
SITE Centers Corp ‡	29,507	428
Spirit Realty Capital Inc ‡	20,613	1,080
St Joe Co/The *	8,100	154
STAG Industrial Inc ‡	31,656	981
STORE Capital Corp ‡	49,300	2,007
Stratus Properties Inc *	1,900	54
Summit Hotel Properties Inc ‡(A)	29,129	353
Sun Communities Inc ‡	20,721	3,413
Sunstone Hotel Investors Inc ‡	50,838	712
Tanger Factory Outlet Centers Inc ‡(A)	23,549	358
Taubman Centers Inc ‡	14,487	471
Tejon Ranch Co *	6,376	105
Terreno Realty Corp ‡	16,163	933
UMH Properties Inc ‡	5,400	84
Uniti Group Inc ‡(A)	43,760	294
Universal Health Realty Income Trust ‡	3,116	371
Urban Edge Properties ‡	29,600	614
Urstadt Biddle Properties Inc, Cl A ‡	6,156	150
VEREIT Inc ‡	247,000	2,411
VICI Properties Inc ‡(A)	108,000	2,671
Washington Prime Group Inc ‡(A)	37,502	156
Washington Real Estate Investment Trust ‡	20,713	644
Weingarten Realty Investors ‡	27,368	871
Whitestone, Cl B ‡	7,077	99
WP Carey Inc ‡	40,000	3,337
Xenia Hotels & Resorts Inc ‡	25,700	541

		113,298

Utilities — 2.8%
ALLETE Inc	12,170	975
American States Water Co	8,774	748
Aqua America Inc	50,537	2,237
AquaVenture Holdings Ltd *	5,700	127
Artesian Resources Corp, Cl A	2,184	81
Atlantic Power Corp *	12,421	29
Avangrid Inc	14,350	697
Avista Corp	14,852	702
Black Hills Corp	14,202	1,088

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadiz Inc *(A)	4,300	$49
California Water Service Group	11,641	598
Chesapeake Utilities Corp	3,815	348
Clearway Energy Inc, Cl A	7,000	133
Clearway Energy Inc, Cl C	18,200	361
Consolidated Water Co Ltd	3,000	50
El Paso Electric Co	9,236	626
Hawaiian Electric Industries Inc	26,558	1,160
IDACORP Inc	11,424	1,200
MDU Resources Group Inc	47,932	1,392
MGE Energy Inc	7,614	590
Middlesex Water Co	4,001	251
National Fuel Gas Co	18,888	850
New Jersey Resources Corp	19,794	842
Northwest Natural Holding Co	6,376	439
NorthWestern Corp	12,046	862
OGE Energy Corp	47,976	2,018
ONE Gas Inc	11,900	1,058
Ormat Technologies Inc	9,934	763
Otter Tail Corp	9,546	469
Pattern Energy Group Inc, Cl A	21,700	597
PG&E Corp *(A)	129,500	966
PNM Resources Inc	18,817	912
Portland General Electric Co	22,100	1,227
Pure Cycle *	5,900	73
RGC Resources Inc	512	15
SJW Group	6,164	437
South Jersey Industries Inc (A)	20,696	647
Southwest Gas Holdings Inc	12,141	920
Spark Energy Inc, Cl A	2,000	22
Spire Inc	11,703	906
TerraForm Power Inc, Cl A	15,976	248
UGI Corp	50,296	2,190
Unitil Corp	3,058	187
Vistra Energy Corp	99,168	2,631
York Water Co/The	2,352	104

		32,825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $919,477) ($ Thousands)		$1,174,886

	Number of Rights

RIGHTS — 0.0%

A Schulman Inc CVR *‡‡(C)	6,129	12

Corium International CVR *‡‡	6,300	3

NewStar Financial Inc CVR *‡‡(C)	3,393	2

Media General Inc CVR *‡‡(C)	20,200	1

Tobira Therapeutics CVR *‡‡(C)	2,300	—

Total Rights (Cost $3) ($ Thousands)		18

	Shares

AFFILIATED PARTNERSHIP — 11.5%
SEI Liquidity Fund, L.P. 1.680% **†(D)	135,959,197	135,961

Total Affiliated Partnership (Cost $135,958) ($ Thousands)		135,961

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	5,379,278	5,379

Total Cash Equivalent (Cost $5,379) ($ Thousands)		5,379

Total Investments in Securities — 110.9% (Cost $1,060,817) ($ Thousands)		$1,316,244

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	68	Dec-2019	$ 5,384	$ 5,521	$ 137
S&P Mid Cap 400 Index E-MINI	36	Dec-2019	7,076	7,236	160

			$ 12,460	$ 12,757	$ 297

Percentages are based on Net Assets of $1,186,561 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Extended Market Index Fund (Continued)

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2019. The total market value of securities on loan at November 30, 2019 was $135,936 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $1,042 ($ Thousands), or 0.1% of the Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $135,961 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,174,886	–	–	1,174,886
Rights	3	–	15	18
Affiliated Partnership	–	135,961	–	135,961
Cash Equivalent	5,379	–	–	5,379

Total Investments in Securities	1,180,268	135,961	15	1,316,244

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	297	–	–	297

Total Other Financial Instruments	297	–	–	297

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended May 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Investments Co	$ 1,287	$ 246	$ —	$ —	$ 398	$ 1,931	29,919	$ 8	$ —
SEI Liquidity Fund, L.P.	84,352	181,760	(130,156)	—	5	135,961	135,959,197	442	—
SEI Daily Income Trust, Government Fund, Cl F	16,298	182,001	(192,920)	—	—	5,379	5,379,278	179	—

Totals	$ 101,937	$ 364,007	$ (323,076)	$ —	$ 403	$ 143,271	141,368,394	$ 629	$ —

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Communication Services — 1.9%
AMC Networks Inc, Cl A *	11,800	$453
Boingo Wireless Inc *(A)	33,845	389
Cable One Inc	250	384
Cardlytics Inc *	2,850	160
Central European Media Enterprises Ltd, Cl A *	10,600	48
Cinemark Holdings Inc	8,175	277
Cogent Communications Holdings	2,400	150
DHI Group Inc *	37,500	126
DISH Network Corp, Cl A *	—	—
Emerald Expositions Events Inc	3,400	34
Entercom Communications Corp, Cl A (A)	54,900	260
EverQuote Inc, Cl A *	6,281	221
IMAX Corp *	1,805	39
Marcus Corp/The	2,000	63
Meet Group Inc/The *	37,400	181
National CineMedia Inc	8,200	55
Shenandoah Telecommunications Co	3,400	128
Sinclair Broadcast Group Inc, Cl A	7,900	275
TechTarget Inc *	2,400	64
Telephone & Data Systems Inc	4,800	114
United States Cellular Corp *	1,300	44
Vonage Holdings Corp *	128,469	1,016
WideOpenWest Inc *	57,700	354

		4,835

Consumer Discretionary — 11.2%
1-800-Flowers.com Inc, Cl A *	4,300	58
Aaron’s Inc	4,300	251
American Axle & Manufacturing Holdings Inc *	33,200	327
America’s Car-Mart Inc/TX *	700	77
Aramark	5,500	240
Asbury Automotive Group Inc *	1,600	177
AutoNation Inc *	1,300	66
Big Lots Inc	7,300	153
Bloomin’ Brands Inc	8,700	209
Boot Barn Holdings Inc *	3,552	141
Boyd Gaming Corp	2,125	63
Bright Horizons Family Solutions Inc *	11,405	1,717
Brinker International Inc (A)	8,900	399
Brunswick Corp/DE	8,200	482
Buckle Inc/The	5,598	156
Carriage Services Inc, Cl A	2,300	55
Carter’s Inc	920	95
Cato Corp/The, Cl A	2,800	53
Cavco Industries Inc *	156	31
Cheesecake Factory Inc/The	4,000	174
Choice Hotels International Inc	700	68
Churchill Downs Inc	1,880	244
Chuy’s Holdings Inc *	2,100	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conn’s Inc *(A)	38,833	$852
Cooper Tire & Rubber Co	9,600	277
Cooper-Standard Holdings Inc *	4,800	136
Cracker Barrel Old Country Store Inc (A)	1,695	261
Crocs Inc *	5,018	175
Dana Inc	37,985	644
Del Taco Restaurants Inc *	6,000	45
Denny’s Corp *	6,200	121
Domino’s Pizza Inc	1,200	353
Dunkin’ Brands Group Inc	4,100	314
El Pollo Loco Holdings Inc *	3,500	56
Eldorado Resorts Inc *(A)	28,446	1,522
Ethan Allen Interiors Inc (A)	17,400	311
Fiesta Restaurant Group Inc *	2,800	28
Foot Locker Inc	1,395	56
Fox Factory Holding Corp *	4,420	291
Genesco Inc *	7,000	260
Gentex Corp	5,180	147
G-III Apparel Group Ltd *	14,700	435
Graham Holdings Co, Cl B	300	190
Group 1 Automotive Inc	9,600	990
H&R Block Inc	11,100	271
Haverty Furniture Cos Inc (A)	18,500	372
Helen of Troy Ltd *	1,700	274
Hibbett Sports Inc *(A)	13,400	380
Installed Building Products Inc *	2,159	155
Jack in the Box Inc	18,591	1,474
K12 Inc *	3,700	73
KB Home	3,876	134
La-Z-Boy Inc, Cl Z	11,100	351
Lithia Motors Inc, Cl A	4,557	732
M/I Homes Inc *	6,174	273
MDC Holdings Inc	17,046	675
Meritage Homes Corp *	6,200	413
Modine Manufacturing Co *	24,600	183
Murphy USA Inc *	2,300	270
National Vision Holdings Inc *	10,740	324
Nordstrom Inc (A)	11,400	435
NVR Inc *	100	379
Office Depot Inc	130,200	290
Papa John’s International Inc	2,386	151
Peloton Interactive, Cl A *(A)	4,979	175
Penn National Gaming Inc *	12,000	276
Penske Automotive Group Inc	500	25
Planet Fitness Inc, Cl A *	3,270	242
PlayAGS Inc *	70,782	813
Pool Corp	1,500	310
PulteGroup Inc	900	36
Red Robin Gourmet Burgers Inc *	1,600	44
Rent-A-Center Inc/TX, Cl A	5,800	151
RH *(A)	967	199
Ruth’s Hospitality Group Inc	4,300	101

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings Inc *(A)	39,300	$724
Scientific Games Corp, Cl A *	5,302	145
Service Corp International/US	700	31
Shoe Carnival Inc (A)	10,200	362
Signet Jewelers Ltd	4,900	90
Sleep Number Corp *	6,400	309
Sonic Automotive Inc, Cl A (A)	20,899	684
Steven Madden Ltd	4,410	187
Sturm Ruger & Co Inc	2,100	96
Taylor Morrison Home Corp, Cl A *	8,100	188
Tempur Sealy International Inc *	1,652	140
Texas Roadhouse Inc, Cl A	5,000	290
TopBuild Corp *	7,988	881
Tupperware Brands Corp	9,000	76
Wendy’s Co/The	6,300	135
Williams-Sonoma Inc (A)	14,800	1,027
Winmark Corp	300	53
Wolverine World Wide Inc	1,585	51
WW International *	3,469	150
YETI Holdings Inc *	3,291	105
ZAGG *	15,500	119

		28,585

Consumer Staples — 3.2%
Boston Beer Co Inc/The, Cl A *	400	154
Bunge Ltd	5,800	310
Casey’s General Stores Inc	1,967	342
Central Garden & Pet Co, Cl A *	3,800	95
Coca-Cola Consolidated Inc	400	108
Darling Ingredients Inc *	2,720	65
Flowers Foods Inc	13,200	284
Fresh Del Monte Produce Inc	3,000	98
Freshpet Inc *	14,690	789
Hostess Brands Inc, Cl A *	8,700	117
Ingles Markets Inc, Cl A	7,500	333
Ingredion Inc	10,300	857
J&J Snack Foods Corp	1,615	299
John B Sanfilippo & Son Inc	900	88
Lamb Weston Holdings Inc	3,800	319
Lancaster Colony Corp	1,400	221
Landec Corp *	3,200	37
Performance Food Group Co *	7,500	353
Pilgrim’s Pride Corp *	4,300	135
Post Holdings Inc *	3,000	317
Seaboard Corp	12	49
Simply Good Foods Co/The *	29,115	804
SpartanNash Co	21,300	302
Tootsie Roll Industries Inc	1,854	64
Universal Corp/VA	10,800	564
US Foods Holding Corp *	9,000	358
Village Super Market Inc, Cl A (A)	12,200	345
WD-40 Co	800	154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weis Markets Inc	1,000	$40

		8,001

Energy — 2.2%
Arch Coal Inc (A)	7,100	526
Archrock Inc	4,715	40
Bonanza Creek Energy Inc *	12,400	217
Callon Petroleum Co *	9,787	36
Carrizo Oil & Gas Inc *(A)	23,200	149
Delek US Holdings Inc	22,000	755
Denbury Resources Inc *(A)	103,900	102
DHT Holdings Inc	20,685	152
Diamond S Shipping Inc *	9,143	132
Helix Energy Solutions Group Inc *	5,460	45
International Seaways Inc *	5,287	140
Laredo Petroleum *	12,600	27
Newpark Resources Inc *	4,780	28
Nordic American Tankers Ltd	39,728	144
Par Pacific Holdings Inc *	4,300	107
PBF Energy Inc, Cl A	19,200	601
PDC Energy Inc *	1,645	37
REX American Resources Corp *	500	46
Scorpio Tankers Inc	21,381	735
SEACOR Holdings Inc *	1,500	64
Solaris Oilfield Infrastructure Inc, Cl A	2,420	26
Southwestern Energy Co *(A)	110,400	201
SRC Energy Inc *	64,300	230
VAALCO Energy Inc *	66,800	122
W&T Offshore Inc *	70,900	303
World Fuel Services Corp	16,800	712

		5,677

Financials — 19.7%
1st Source Corp	1,500	77
AG Mortgage Investment Trust Inc ‡	22,800	355
AGNC Investment Corp ‡	15,400	267
Alleghany Corp *	450	351
American Equity Investment Life Holding Co	21,000	624
American Financial Group Inc/OH	3,000	329
American National Insurance Co	4,600	543
Ameris Bancorp	12,844	561
AMERISAFE Inc	1,700	115
Anworth Mortgage Asset Corp	10,900	38
Apollo Commercial Real Estate Finance Inc	18,100	331
Apollo Global Management, Cl A	3,907	171
Apollo Investment Corp	21,366	361
Arbor Realty Trust Inc ‡(A)	48,200	731
Ares Commercial Real Estate Corp	5,300	83
Ares Management Corp, Cl A	4,911	163
Arrow Financial Corp	1,100	39
Ashford *	168	4
Associated Banc-Corp	38,000	815

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assurant Inc	2,100	$279
Assured Guaranty	11,000	546
Axis Capital Holdings Ltd	4,500	266
Banc of California Inc	2,530	39
BancFirst Corp	1,200	71
Bank of Marin Bancorp	1,400	63
BankUnited Inc	19,100	670
Banner Corp	995	54
Berkshire Hills Bancorp Inc	10,300	325
BlackRock Capital Investment Corp	44,000	218
Boston Private Financial Holdings Inc	4,245	50
Brightsphere Investment Group Inc	36,000	347
Brown & Brown Inc	1,900	72
Cadence BanCorp, Cl A	10,295	170
Camden National Corp	11,800	513
Cannae Holdings Inc *	4,293	161
Capstead Mortgage Corp ‡	8,700	68
Carter Bank & Trust *	2,700	57
Cathay General Bancorp	18,900	696
Central Pacific Financial Corp	1,300	38
CIT Group Inc	14,700	669
CNB Financial Corp/PA	1,100	35
CNO Financial Group Inc	60,090	1,089
Cohen & Steers Inc	2,233	150
Community Trust Bancorp Inc	8,800	395
Customers Bancorp Inc *	13,100	306
Diamond Hill Investment Group Inc	300	41
Dime Community Bancshares Inc	12,300	248
Dynex Capital Inc	3,033	51
eHealth Inc *	1,665	154
Employers Holdings Inc	2,800	120
Enterprise Financial Services Corp	1,600	72
Erie Indemnity Co, Cl A	900	152
Essent Group Ltd	9,808	536
Everest Re Group Ltd	1,300	353
Exantas Capital Corp ‡	31,700	382
FactSet Research Systems Inc	400	104
FB Financial Corp	1,900	73
Federal Agricultural Mortgage Corp, Cl C	8,600	714
Financial Institutions Inc	10,210	333
First American Financial Corp	4,900	312
First Bancorp/Southern Pines NC	2,800	109
First Bancshares Inc/The	1,800	60
First Busey Corp	11,000	293
First Business Financial Services Inc	9,400	235
First Citizens BancShares Inc/NC, Cl A	500	260
First Commonwealth Financial Corp	57,800	821
First Defiance Financial Corp	2,600	78
First Financial Bankshares Inc	31,600	1,092
First Financial Corp/IN	1,400	62
First Horizon National Corp	58,600	942
Flagstar Bancorp Inc	11,300	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flushing Financial Corp	8,600	$182
FNB Corp/PA	63,883	793
Fulton Financial Corp	34,200	587
Glacier Bancorp Inc	865	38
Great Southern Bancorp Inc	1,100	67
Great Western Bancorp Inc	17,500	601
Hamilton Lane Inc, Cl A	15,142	878
Hancock Whitney Corp	22,220	902
Hanmi Financial Corp	20,300	398
Hanover Insurance Group Inc/The	2,760	375
HCI Group Inc	800	37
Heritage Commerce Corp	3,200	40
Heritage Insurance Holdings Inc	16,300	223
Home Bancorp Inc	800	31
Home BancShares Inc/AR	35,041	659
HomeStreet Inc *	2,600	83
HomeTrust Bancshares Inc	1,700	44
Hope Bancorp Inc	59,400	862
Horace Mann Educators Corp	895	39
IBERIABANK Corp	9,750	712
Independent Bank Corp/MI	27,400	612
International Bancshares Corp	11,300	479
Invesco Mortgage Capital Inc	9,500	154
Kinsale Capital Group Inc	11,043	1,118
KKR Real Estate Finance Trust Inc	2,900	59
Ladder Capital Corp, Cl A ‡	34,500	597
Lakeland Bancorp Inc	20,700	345
Mercantile Bank Corp	11,700	412
Merchants Bancorp/IN	1,500	27
Mercury General Corp	2,400	118
Meridian Bancorp Inc	5,000	101
Morningstar Inc	1,400	220
National Bank Holdings Corp, Cl A	1,520	54
National General Holdings Corp	24,564	523
National Western Life Group Inc, Cl A	100	25
Nelnet Inc, Cl A	2,100	132
New Mountain Finance Corp	22,600	305
New York Mortgage Trust Inc ‡	57,400	358
Nicolet Bankshares Inc *	900	65
Northwest Bancshares Inc	7,400	123
OceanFirst Financial Corp	6,990	168
OFG Bancorp	21,400	459
Old National Bancorp/IN	14,400	260
Old Republic International Corp	13,300	300
Old Second Bancorp Inc	2,200	27
OneMain Holdings Inc, Cl A	3,849	166
PacWest Bancorp	1,455	54
Palomar Holdings Inc, Cl A *	21,486	1,173
Park National Corp	700	70
PCSB Financial Corp	2,000	41
PennantPark Investment Corp	55,400	342
PennyMac Financial Services Inc	5,357	184

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PennyMac Mortgage Investment Trust ‡	22,000	$508
Peoples Bancorp Inc/OH	2,000	65
People’s United Financial Inc	24,987	412
People’s Utah Bancorp	1,300	38
PJT Partners Inc	2,200	94
Popular Inc	14,800	819
Prospect Capital Corp	67,000	437
Provident Financial Services Inc	6,300	153
QCR Holdings Inc	1,600	67
Radian Group Inc	3,005	78
Ready Capital Corp	3,600	57
Regional Management Corp *	8,900	289
Reinsurance Group of America Inc, Cl A	2,200	364
RenaissanceRe Holdings Ltd	1,800	339
Renasant Corp	1,480	52
Republic Bancorp Inc/KY, Cl A	8,000	370
Safety Insurance Group Inc	1,300	127
Sandy Spring Bancorp Inc	4,520	160
Seacoast Banking Corp of Florida *	2,070	62
Selective Insurance Group Inc	3,135	208
Sierra Bancorp	1,500	40
Simmons First National Corp, Cl A	23,100	599
Southern National Bancorp of Virginia Inc	2,200	35
Spirit of Texas Bancshares Inc *	1,700	39
Sterling Bancorp/DE	2,850	58
Stifel Financial Corp	8,995	562
Synovus Financial Corp	13,200	503
TCF Financial Corp	17,173	730
TPG RE Finance Trust Inc	4,800	97
TPG Specialty Lending Inc	29,800	643
TriCo Bancshares	2,600	101
TrustCo Bank Corp NY	9,700	85
Umpqua Holdings Corp	2,535	42
United Community Banks Inc/GA	36,460	1,130
United Community Financial Corp/OH	5,800	64
United Fire Group Inc	2,000	88
Universal Insurance Holdings Inc (A)	11,400	332
Univest Financial Corp	3,200	84
Walker & Dunlop Inc	10,400	683
Washington Federal Inc	8,700	320
Washington Trust Bancorp Inc	1,300	68
Waterstone Financial Inc	3,200	60
Western Alliance Bancorp	1,100	57
Westwood Holdings Group Inc	900	28
White Mountains Insurance Group Ltd	200	221
Wintrust Financial Corp	13,424	912
WSFS Financial Corp	1,210	54

		50,279

Health Care — 12.3%
ACADIA Pharmaceuticals Inc *	4,817	218
Addus HomeCare Corp *	2,777	259

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allakos Inc *	2,013	$191
Alphatec Holdings *	18,641	131
Amedisys Inc *	1,417	231
Amphastar Pharmaceuticals Inc *	3,800	74
AngioDynamics Inc *	4,500	69
ANI Pharmaceuticals Inc *	800	49
Antares Pharma Inc *	30,371	144
Arrowhead Pharmaceuticals Inc *(A)	3,631	265
AtriCure Inc *	3,400	101
Atrion Corp	100	70
Axsome Therapeutics Inc *(A)	4,024	158
BioDelivery Sciences International Inc *	33,079	226
Bio-Rad Laboratories Inc, Cl A *	700	259
BioSpecifics Technologies Corp *	700	38
Bruker Corp	1,000	51
Cardiovascular Systems Inc *	32,829	1,496
Catalent Inc *	1,600	83
Chemed Corp	800	344
Collegium Pharmaceutical Inc *	3,000	65
Computer Programs & Systems Inc	2,600	69
CONMED Corp	4,965	562
Corcept Therapeutics Inc *(A)	22,700	291
CorVel Corp *	900	74
CryoLife Inc *	3,500	87
CryoPort Inc *(A)	13,330	210
Cutera Inc *	4,883	187
Dicerna Pharmaceuticals Inc *	7,401	178
Eagle Pharmaceuticals Inc/DE *	1,000	58
Encompass Health Corp	6,020	426
Ensign Group Inc/The	20,715	900
Epizyme Inc *	7,864	130
Global Blood Therapeutics Inc *	3,005	200
Globus Medical Inc, Cl A *	3,800	213
Haemonetics Corp *	13,168	1,588
HealthEquity Inc *	10,616	668
HealthStream Inc *	4,000	117
Heska Corp *	600	57
Hill-Rom Holdings Inc	3,000	322
HMS Holdings Corp *	6,760	204
Innoviva Inc *	29,700	400
Inovalon Holdings Inc, Cl A *	6,400	115
Inspire Medical Systems Inc *	1,613	114
Insulet Corp *(A)	6,216	1,154
Integer Holdings Corp *	2,850	216
Integra LifeSciences Holdings Corp *	2,000	122
Iovance Biotherapeutics Inc *	5,390	123
Jazz Pharmaceuticals PLC *	2,400	363
Karuna Therapeutics *(A)	1,945	140
Karyopharm Therapeutics Inc *	8,992	158
Krystal Biotech Inc *	3,294	186
Lannett Co Inc *(A)	15,700	138
Lantheus Holdings Inc *	9,900	207

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LeMaitre Vascular Inc	1,700	$60
Ligand Pharmaceuticals Inc *(A)	8,063	911
Luminex Corp	4,000	85
Magellan Health Inc *	550	43
Masimo Corp *	9,622	1,492
MEDNAX Inc *	27,000	705
Meridian Bioscience Inc	4,800	44
Merit Medical Systems Inc *	17,858	500
Mesa Laboratories Inc	300	70
Natera Inc *	5,234	191
National HealthCare Corp	1,300	110
National Research Corp, Cl A	1,100	71
Natus Medical Inc *	3,900	125
Neogen Corp *	1,200	80
NeoGenomics Inc *	47,217	1,219
Nevro Corp *	1,649	184
NextGen Healthcare Inc *	5,300	98
Novocure Ltd *	1,885	174
Omnicell Inc *	12,747	1,020
Orthofix Medical Inc *	2,200	100
Patterson Cos Inc (A)	26,000	506
Pennant Group *	8,115	190
PRA Health Sciences Inc *	9,655	1,051
Prestige Consumer Healthcare Inc *	15,179	573
Progyny *	8,680	231
Providence Service Corp/The *	1,200	72
QIAGEN NV *	5,000	214
R1 RCM Inc *	112,074	1,445
Reata Pharmaceuticals Inc, Cl A *	746	146
Repligen Corp *	8,308	737
SeaSpine Holdings Corp *	47,907	634
Select Medical Holdings Corp *	28,182	623
Sientra Inc *	14,273	122
SIGA Technologies Inc *	6,200	30
Simulations Plus Inc	2,300	77
STERIS PLC	2,500	378
Teladoc Health Inc *(A)	7,975	668
Tenet Healthcare Corp *	10,000	322
US Physical Therapy Inc	1,000	117
Utah Medical Products Inc	400	43
Varex Imaging Corp *	3,400	102
Veracyte Inc *	14,587	419
Vericel Corp *	22,692	423
West Pharmaceutical Services Inc	2,800	412
Zynex Inc (A)	11,684	123

		31,439

Industrials — 17.3%
ACCO Brands Corp	49,600	454
Advanced Disposal Services Inc, Cl A *	3,900	129
Advanced Drainage Systems Inc	4,214	161
AECOM *	3,698	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aerojet Rocketdyne Holdings Inc *	3,558	$157
Air Lease Corp, Cl A	10,400	483
Air Transport Services Group Inc *	26,235	646
Aircastle Ltd	26,200	838
Alaska Air Group Inc	4,000	276
American Woodmark Corp *	3,626	373
Apogee Enterprises Inc	11,721	448
Applied Industrial Technologies Inc	1,500	96
ArcBest Corp	9,000	259
Arcosa Inc	1,400	55
ASGN Inc *	10,378	695
Atkore International Group Inc *	24,908	1,039
Atlas Air Worldwide Holdings Inc *	7,700	201
Avis Budget Group Inc *	10,900	324
Axon Enterprise Inc *	2,733	202
Barrett Business Services Inc	800	71
BMC Stock Holdings Inc *	29,432	872
Brady Corp, Cl A	1,973	112
Briggs & Stratton Corp	21,100	113
BrightView Holdings Inc *	36,418	584
Brink’s Co/The	11,450	1,065
Builders FirstSource Inc *	28,808	732
Caesarstone Ltd	2,900	45
Casella Waste Systems Inc, Cl A *	4,835	226
CBIZ Inc *	6,400	172
Clean Harbors Inc *	4,952	409
CRA International Inc	900	46
CSW Industrials Inc	1,500	111
Curtiss-Wright Corp	3,009	413
Deluxe Corp	7,700	393
Douglas Dynamics Inc	2,900	157
Ducommun Inc *	1,900	93
Dycom Industries Inc *	6,473	337
EMCOR Group Inc	1,055	94
Ennis Inc	13,200	272
EnPro Industries Inc	6,800	451
ESCO Technologies Inc	699	62
Exponent Inc	21,350	1,357
Federal Signal Corp	30,776	1,014
Forrester Research Inc	1,800	72
Fortress Transportation & Infrastructure Investors LLC (B)	70,067	1,262
Franklin Covey Co *	1,200	44
FTI Consulting Inc *	5,121	558
Generac Holdings Inc *	16,745	1,649
Gibraltar Industries Inc *	2,848	149
Great Lakes Dredge & Dock Corp *	8,500	91
Hawaiian Holdings Inc (A)	22,200	672
Heidrick & Struggles International Inc	2,200	68
Heritage-Crystal Clean Inc *	2,000	62
Herman Miller Inc	14,375	687
Huntington Ingalls Industries Inc	1,400	352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huron Consulting Group Inc *	4,573	$307
Hyster-Yale Materials Handling Inc	3,600	213
ICF International Inc	17,077	1,532
Insperity Inc	3,180	247
Interface Inc, Cl A	27,300	458
JetBlue Airways Corp *	30,300	584
John Bean Technologies Corp	1,530	168
Kadant Inc	600	58
Kelly Services Inc, Cl A	23,000	504
Kforce Inc	10,800	427
Knoll Inc	18,300	504
Kratos Defense & Security Solutions Inc *	10,640	192
Macquarie Infrastructure Corp	6,100	256
MasTec Inc *	29,613	1,965
Matson Inc	1,500	57
McGrath RentCorp	3,580	263
Mercury Systems Inc *	15,800	1,157
Meritor Inc *	24,400	616
Miller Industries Inc/TN	1,400	51
MSA Safety Inc	10,640	1,319
MYR Group Inc *	2,400	82
National Presto Industries Inc	600	53
Park-Ohio Holdings Corp	7,900	250
Patrick Industries Inc *	8,600	426
Plug Power Inc *(A)	42,189	165
Powell Industries Inc	1,100	46
Primoris Services Corp	4,500	99
Quad/Graphics Inc, Cl A	21,039	95
Quanex Building Products Corp	4,500	88
Quanta Services Inc	3,517	146
RBC Bearings Inc *	3,405	565
Resources Connection Inc	5,000	77
Rush Enterprises Inc, Cl A	3,400	156
Saia Inc *	9,308	883
Simpson Manufacturing Co Inc	139	11
SkyWest Inc	7,200	451
SP Plus Corp *	2,400	105
Spirit AeroSystems Holdings Inc, Cl A	3,200	278
Steelcase Inc, Cl A	23,300	422
Sterling Construction Co Inc *	3,200	47
Systemax Inc	1,700	39
Teledyne Technologies Inc *	1,200	410
Terex Corp	13,200	371
Tetra Tech Inc	6,820	602
Trex Co Inc *	14,300	1,231
TriMas Corp *	4,400	136
Triton International Ltd/Bermuda	17,600	667
TrueBlue Inc *	4,000	93
UniFirst Corp/MA	1,220	252
Universal Forest Products Inc	3,505	174
US Ecology	1,900	105
Viad Corp	1,900	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wabash National Corp	28,900	$455
Watts Water Technologies Inc, Cl A	5,669	550
Werner Enterprises Inc	3,834	141
WillScot Corp, Cl A *(A)	66,327	1,178
Woodward	2,700	315

		44,025

Information Technology — 16.9%
ACI Worldwide Inc *	14,130	530
Agilysys Inc *	7,168	182
Amdocs Ltd	5,200	360
American Software Inc/GA, Cl A	3,800	60
Amkor Technology Inc *	35,361	428
Aspen Technology Inc *	2,200	276
Avalara Inc *	7,155	558
Avnet Inc	1,235	50
AVX Corp	6,200	126
Bel Fuse Inc, Cl B	10,088	167
Belden Inc	10,510	565
Benchmark Electronics Inc	17,900	617
Black Knight Inc *	2,500	158
Box Inc, Cl A *	42,794	781
CACI International Inc, Cl A *	759	182
CalAmp Corp *	40,639	426
Cass Information Systems Inc	1,900	107
ChannelAdvisor Corp *	3,300	31
Ciena Corp *	15,400	585
Cirrus Logic Inc *	2,229	160
Comtech Telecommunications Corp	10,700	404
Cornerstone OnDemand Inc *	13,027	803
Coupa Software Inc *	706	108
CSG Systems International Inc	13,300	761
Digital Turbine Inc *(A)	21,933	195
Diodes Inc *	19,600	904
Dolby Laboratories Inc, Cl A	500	34
EchoStar Corp, Cl A *	4,100	172
Entegris Inc	3,241	153
EPAM Systems Inc *	600	127
Euronet Worldwide Inc *	5,565	875
Everbridge Inc *(A)	11,871	1,044
EVERTEC Inc	5,400	175
Evo Payments Inc, Cl A *	3,800	107
Fair Isaac Corp *	1,100	405
FireEye Inc *	86,159	1,444
Five9 Inc *	12,883	878
FormFactor Inc *	7,379	171
Genpact Ltd	9,300	379
Hackett Group Inc/The	4,100	63
Harmonic Inc *	21,135	175
I3 Verticals Inc, Cl A *	1,800	49
II-VI Inc *	20,650	603
Infinera Corp *	21,442	137

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inphi Corp *	3,678	$256
Insight Enterprises Inc *	10,800	708
International Money Express Inc *	2,100	29
InterXion Holding NV *	3,558	303
Itron Inc *	2,309	185
j2 Global Inc	4,310	418
Jabil Inc	4,383	170
KBR Inc	6,078	181
KEMET Corp	24,900	665
Knowles Corp *	7,461	163
Kulicke & Soffa Industries Inc	11,900	299
Lattice Semiconductor Corp *	6,598	125
Leidos Holdings Inc	3,500	318
Limelight Networks Inc *	213,615	912
LivePerson Inc *(A)	23,432	930
LiveRamp Holdings Inc *	905	45
LogMeIn Inc	7,200	561
Lumentum Holdings Inc *	2,150	158
Manhattan Associates Inc *	1,335	111
ManTech International Corp/VA, Cl A	2,400	186
MAXIMUS Inc	13,480	1,006
Methode Electronics Inc	13,200	491
MicroStrategy Inc, Cl A *	900	135
MKS Instruments Inc	1,355	144
Model N Inc *	9,434	287
Monolithic Power Systems Inc	4,750	763
MTS Systems Corp	1,400	64
National Instruments Corp	4,000	168
NIC Inc	8,600	195
Nova Measuring Instruments Ltd *	7,770	281
Novanta Inc *	3,260	304
Nuance Communications Inc *	9,350	168
NVE Corp	500	32
OSI Systems Inc *	1,500	149
Paylocity Holding Corp *	1,321	162
PC Connection Inc	1,900	94
Perficient Inc *	36,458	1,541
Photronics Inc *	7,100	84
Plexus Corp *	2,052	156
Power Integrations Inc	1,555	142
Progress Software Corp	4,100	172
Proofpoint Inc *	8,417	999
Q2 Holdings Inc *	4,395	371
QAD Inc, Cl A	1,500	77
Rambus Inc *	9,900	129
Rapid7 Inc *	6,270	352
RingCentral Inc, Cl A *	5,980	1,031
Sabre Corp	13,600	305
Sanmina Corp *	14,000	445
ScanSource Inc *	9,300	329
Semtech Corp *	860	42
Silicon Laboratories Inc *	9,850	1,043

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SMART Global Holdings Inc *	7,700	$237
SPS Commerce Inc *	3,000	169
Switch Inc, Cl A	76,681	1,209
Sykes Enterprises Inc *	16,400	576
SYNNEX Corp	1,332	164
Tech Data Corp *	7,600	1,101
TTEC Holdings Inc	1,600	73
TTM Technologies Inc *	28,300	380
Tyler Technologies Inc *	4,875	1,415
Ultra Clean Holdings Inc *	8,395	187
Verint Systems Inc *	1,800	88
Viavi Solutions Inc *	91,398	1,373
Vishay Intertechnology Inc	23,300	463
Vishay Precision Group Inc *	10,300	354
Xperi Corp	16,800	332

		43,020

Materials — 2.8%
AdvanSix Inc *	13,000	263
Balchem Corp	2,100	209
Cabot Corp	9,000	423
Carpenter Technology Corp	1,045	55
Cleveland-Cliffs Inc (A)	53,900	431
Domtar Corp	7,600	284
Ferroglobe *(C)	55,400	—
Greif Inc, Cl A	21,600	932
Hawkins Inc	1,400	58
Ingevity Corp *	2,200	199
Innophos Holdings Inc	7,800	249
Kronos Worldwide Inc (A)	20,500	282
Materion Corp	2,100	123
Minerals Technologies Inc	802	43
NewMarket Corp	500	247
Novagold Resources Inc *	21,100	147
Owens-Illinois Inc	19,700	195
PolyOne Corp	1,125	35
Rayonier Advanced Materials Inc	20,400	80
Resolute Forest Products Inc	48,200	193
Royal Gold Inc	3,000	352
Schnitzer Steel Industries Inc, Cl A (A)	24,500	528
Schweitzer-Mauduit International Inc	8,200	360
Sensient Technologies Corp	680	43
Silgan Holdings Inc	15,863	489
Tredegar Corp	21,500	463
Trinseo SA	11,200	425

		7,108

Real Estate — 7.4%
Acadia Realty Trust ‡	2,360	63
Agree Realty Corp ‡	520	39
Alexander’s Inc ‡	200	65
American Assets Trust Inc ‡	4,950	235

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Americold Realty Trust ‡(A)	34,648	$1,303
Armada Hoffler Properties Inc ‡	6,700	121
Ashford Hospitality Trust Inc ‡	51,500	142
Braemar Hotels & Resorts Inc ‡	21,200	208
Camden Property Trust ‡	3,400	379
CBL & Associates Properties Inc ‡(A)	25,200	36
Cedar Realty Trust Inc ‡	133,100	355
Chatham Lodging Trust ‡	24,500	448
City Office REIT Inc ‡	6,200	83
Community Healthcare Trust Inc ‡	700	33
CoreCivic Inc ‡	22,000	333
CorEnergy Infrastructure Trust Inc ‡	12,500	553
DiamondRock Hospitality Co ‡	31,700	327
EastGroup Properties Inc ‡	1,100	150
EPR Properties ‡	4,000	284
Equity Commonwealth ‡	9,635	316
Equity LifeStyle Properties Inc ‡	6,000	444
Franklin Street Properties Corp ‡	45,400	395
Gaming and Leisure Properties Inc ‡	4,200	177
Getty Realty Corp ‡	4,000	134
Gladstone Commercial Corp ‡	4,600	105
Global Medical REIT Inc ‡	4,300	60
Global Net Lease Inc ‡	25,700	524
Healthcare Realty Trust Inc ‡	2,425	80
Hersha Hospitality Trust, Cl A ‡	11,300	160
Highwoods Properties Inc ‡	3,745	182
Independence Realty Trust Inc ‡	20,436	305
Industrial Logistics Properties Trust ‡(A)	22,400	485
Investors Real Estate Trust ‡	1,340	104
Jernigan Capital Inc ‡	2,200	38
Kite Realty Group Trust ‡	34,700	671
Life Storage Inc ‡	2,300	252
LTC Properties Inc ‡	3,400	159
Medical Properties Trust Inc ‡	43,382	901
Monmouth Real Estate Investment Corp, Cl A ‡	9,300	143
National Storage Affiliates Trust ‡	5,200	174
Newmark Group Inc, Cl A	12,074	158
NexPoint Residential Trust Inc ‡	4,698	225
Office Properties Income Trust ‡	13,400	447
One Liberty Properties Inc ‡	2,100	57
Outfront Media Inc ‡	34,100	852
Pebblebrook Hotel Trust ‡	2,274	60
Piedmont Office Realty Trust Inc, Cl A ‡	11,400	252
Preferred Apartment Communities Inc, Cl A ‡	15,000	207
PS Business Parks Inc ‡	1,600	283
Realogy Holdings Corp (A)	16,700	175
Retail Properties of America Inc, Cl A ‡	5,900	84
Retail Value Inc ‡	2,300	82
Rexford Industrial Realty Inc ‡	23,815	1,140
RMR Group Inc/The, Cl A	1,700	80
RPT Realty ‡	8,400	124

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sabra Health Care ‡	13,200	$294
Saul Centers Inc ‡	1,400	74
Service Properties Trust	33,100	771
SITE Centers Corp ‡	30,000	435
Spirit Realty Capital Inc ‡	2,300	121
Summit Hotel Properties Inc ‡(A)	39,900	484
Sun Communities Inc ‡	2,900	478
Terreno Realty Corp ‡	4,759	275
UMH Properties Inc ‡	4,100	64
Uniti Group Inc ‡(A)	49,300	331
Universal Health Realty Income Trust ‡	1,300	155
Urstadt Biddle Properties Inc, Cl A ‡	4,300	105
Whitestone REIT, Cl B ‡	4,000	56

		18,835

Utilities — 2.8%
ALLETE Inc	3,400	272
American States Water Co	1,500	128
Atmos Energy Corp	3,200	342
Black Hills Corp	4,940	378
Chesapeake Utilities Corp	1,600	146
Hawaiian Electric Industries Inc	6,900	301
IDACORP Inc	3,374	354
MDU Resources Group Inc	8,400	244
Middlesex Water Co	1,800	113
National Fuel Gas Co	24,500	1,103
New Jersey Resources Corp	3,600	153
NorthWestern Corp	3,800	272
NRG Energy Inc	7,800	310
OGE Energy Corp	4,600	194
ONE Gas Inc	4,080	363
Ormat Technologies Inc	3,500	269
Pinnacle West Capital Corp	4,100	358
PNM Resources Inc	2,240	109
Portland General Electric Co	6,000	333
South Jersey Industries Inc	1,715	54
Southwest Gas Holdings Inc	3,400	258
Spire Inc	3,700	286
TerraForm Power Inc, Cl A	8,000	124
UGI Corp	5,800	253
Unitil Corp	2,000	122
Vistra Energy Corp	2,700	72
York Water Co/The	1,700	75

		6,986

Total Common Stock (Cost $217,665) ($ Thousands)		248,790

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	1,155	—

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Allos Therapeutics ‡‡	81,300	$—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 1.680% **†(D)	18,797,599	18,797

Total Affiliated Partnership (Cost $18,797) ($ Thousands)		18,797

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	6,203,176	6,203
Total Cash Equivalent (Cost $6,203) ($ Thousands)		6,203

Total Investments in Securities — 107.5% (Cost $242,665) ($ Thousands)		$273,790

Percentages	are based on Net Assets of $254,769 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (See Note 12). The total market value of securities on loan at November 30, 2019 was $18,562 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $1,262 ($ Thousands), or 0.50% of the net assets (See Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $18,797 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	248,790	–	–	248,790
Rights	–	–	–	–

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Affiliated Partnership	–	18,797	–	18,797
Cash Equivalent	6,203	–	–	6,203

Total Investments in Securities	254,993	18,797	–	273,790

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,292	$ 53,319	$ (54,815)	$—	$1	$18,797	18,797,599	$47	$—
SEI Daily Income Trust, Government Fund, Cl F	11,271	55,997	(61,065)	—	—	6,203	6,203,176	83	—

Totals	$31,563	$109,316	$(115,880)	$—	$1	$25,000	25,000,775	$130	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust /Semi-Annual Report /November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Communication Services — 2.2%
Cable One Inc	941	$1,444
Cardlytics Inc *	7,646	429
Cinemark Holdings Inc (A)	23,539	797
Cogent Communications Holdings Inc	28,468	1,784
Eventbrite Inc, Cl A *(A)	16,497	355
EverQuote Inc, Cl A *	16,843	593
Glu Mobile Inc *	43,035	238
National CineMedia Inc	53,760	361
Nexstar Media Group Inc, Cl A	11,306	1,218
TechTarget Inc *	13,742	365

		7,584

Consumer Discretionary — 12.8%
Aaron’s Inc	16,615	970
Accel Entertainment Inc *	52,426	553
Bloomin’ Brands Inc	102,848	2,474
Boot Barn Holdings Inc *	9,526	379
Brinker International Inc (A)	—	—
Buckle Inc/The (A)	15,017	418
Callaway Golf Co	40,129	834
Carter’s Inc	16,147	1,668
Cheesecake Factory Inc/The (A)	59,370	2,589
Churchill Downs Inc	5,042	656
Chuy’s Holdings Inc *	15,063	434
Clarus Corp	26,698	336
Cooper Tire & Rubber Co	16,490	475
Cooper-Standard Holdings Inc *	8,804	250
Core-Mark Holding Co Inc	30,347	818
Cracker Barrel Old Country Store Inc (A)	—	—
Crocs Inc *	13,459	470
Dave & Buster’s Entertainment Inc (A)	33,130	1,331
Domino’s Pizza Inc	4,266	1,255
Fox Factory Holding Corp *	3,536	233
Gentex Corp	13,894	395
Grand Canyon Education Inc *	5,729	488
Installed Building Products Inc *	5,789	415
KB Home	10,395	359
Lithia Motors Inc, Cl A	3,371	541
M/I Homes Inc *	9,318	413
Malibu Boats Inc, Cl A *	5,697	225
Michaels Cos Inc/The *(A)	33,678	275
Modine Manufacturing Co *	308,740	2,291
Monro Inc (A)	15,749	1,156
Murphy USA Inc *	22,879	2,689
Oxford Industries Inc (A)	8,466	630
Papa John’s International Inc (A)	6,400	405
Peloton Interactive Inc, Cl A *(A)	13,355	471
Playa Hotels & Resorts NV *	54,413	429
PlayAGS Inc *	67,915	780
Pool Corp	6,022	1,243
RH *(A)	2,595	534

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings Inc *(A)	78,435	$1,446
Scientific Games Corp, Cl A *	14,220	389
Service Corp International/US	26,146	1,151
Shutterstock Inc *	14,544	605
Skechers U.S.A. Inc, Cl A *	46,842	1,884
Sonic Automotive Inc, Cl A (A)	13,139	430
Sonos Inc *(A)	—	—
Steven Madden Ltd	25,902	1,100
Tempur Sealy International Inc *	4,433	376
TopBuild Corp *	5,066	559
Tractor Supply Co	12,861	1,215
Urban Outfitters Inc *	89,565	2,298
Vail Resorts Inc	4,691	1,138
Vista Outdoor Inc *	37,939	314
Williams-Sonoma Inc (A)	—	—
Wolverine World Wide Inc	12,671	407
WW International Inc *	9,305	403
Wyndham Hotels & Resorts Inc	18,627	1,079
YETI Holdings Inc *	8,827	281

		44,957

Consumer Staples — 5.1%
Andersons Inc/The	39,220	906
BJ’s Wholesale Club Holdings Inc *	40,460	959
Calavo Growers Inc (A)	13,236	1,181
Cal-Maine Foods Inc (A)	20,100	875
Casey’s General Stores Inc	9,308	1,617
Church & Dwight Co Inc	15,035	1,056
Darling Ingredients Inc *	81,044	1,929
Hain Celestial Group Inc/The *(A)	67,642	1,672
Hostess Brands Inc, Cl A *(A)	77,176	1,038
J&J Snack Foods Corp	7,026	1,300
Medifast Inc (A)	14,680	1,291
Performance Food Group Co *	15,160	713
Sanderson Farms Inc	4,979	824
Spectrum Brands Holdings Inc	10,779	674
TreeHouse Foods Inc *	34,714	1,697

		17,732

Energy — 2.6%
Cabot Oil & Gas Corp, Cl A	52,163	832
Callon Petroleum Co *(A)	99,323	363
Carrizo Oil & Gas Inc *(A)	44,083	283
Cimarex Energy Co	30,460	1,400
Delek US Holdings Inc	43,196	1,482
DHT Holdings Inc	55,479	407
Diamond S Shipping Inc *(A)	24,520	354
DMC Global Inc (A)	9,205	424
Evolution Petroleum Corp	23,111	120
Gulfport Energy Corp *(A)	263,485	624
International Seaways Inc *	14,182	376
NCS Multistage Holdings Inc *	59,209	127

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordic American Tankers Ltd	106,551	$386
Phillips 66 Partners LP (B)	16,498	919
RigNet Inc *	16,754	87
Scorpio Tankers Inc	11,720	403
Select Energy Services Inc, Cl A *	33,248	255
SRC Energy Inc *	50,878	182

		9,024

Financials — 18.0%
Affiliated Managers Group Inc	24,675	2,107
American Equity Investment Life Holding Co	123,040	3,657
Apollo Global Management Inc, Cl A	10,477	459
Ares Management Corp, Cl A (A)	13,172	436
Banc of California Inc	38,934	598
Bancorp Inc/The *	57,181	634
Bank of NT Butterfield & Son Ltd/The	33,162	1,146
Bank OZK	38,386	1,139
BankUnited Inc	129,106	4,526
Blackstone Mortgage Trust Inc, Cl A ‡(A)	45,245	1,657
Cannae Holdings Inc *	11,514	432
CNO Financial Group Inc	196,400	3,559
Cohen & Steers Inc	28,131	1,888
Cowen Inc, Cl A *	59,710	915
Dynex Capital Inc (A)	29,322	495
Erie Indemnity Co, Cl A (A)	—	—
Essent Group Ltd	8,602	470
Evercore Inc, Cl A	13,394	1,036
FactSet Research Systems Inc (A)	4,346	1,128
First Commonwealth Financial Corp	198,133	2,815
First Financial Bankshares Inc	15,719	543
First Horizon National Corp	86,278	1,387
FNB Corp/PA	398,092	4,944
Goosehead Insurance Inc, Cl A (A)	—	—
Great Western Bancorp Inc	70,170	2,412
Green Dot Corp, Cl A *	68,940	1,638
GS Acquisition Holdings Corp *	56,129	605
Hamilton Lane Inc, Cl A	6,413	372
Hanover Insurance Group Inc/The	3,719	506
Hercules Capital (A)	97,190	1,393
Home BancShares Inc/AR	56,680	1,067
IBERIABANK Corp	20,696	1,511
Kinsale Capital Group Inc	3,483	353
MarketAxess Holdings Inc	3,227	1,303
MGIC Investment Corp	61,879	892
MSCI Inc, Cl A	4,577	1,186
National General Holdings Corp	134,095	2,855
OFG Bancorp	17,260	370
OneMain Holdings Inc, Cl A	10,323	445
Palomar Holdings Inc, Cl A *	8,413	459
PennantPark Investment Corp	50,464	312
PennyMac Financial Services Inc	14,367	493
ProAssurance Corp	31,871	1,198

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prosperity Bancshares Inc	15,030	$1,056
Sterling Bancorp/DE	96,132	1,963
TCF Financial Corp	4,154	177
Umpqua Holdings Corp	201,315	3,296
Univest Financial Corp	37,141	970
WisdomTree Investments Inc (A)	78,268	380

		63,183

Health Care — 12.3%
10X Genomics Inc, Cl A *	1,383	90
ACADIA Pharmaceuticals Inc *	12,919	585
Accelerate Diagnostics Inc *(A)	13,815	206
Adaptive Biotechnologies Corp *(A)	6,309	172
Addus HomeCare Corp *	4,766	444
Albireo Pharma Inc *	12,493	283
Allakos Inc *(A)	5,399	513
Alphatec Holdings Inc *	49,998	353
Amedisys Inc *	3,803	620
Antares Pharma Inc *	81,453	385
Argenx SE ADR *(A)	2,347	348
Arrowhead Pharmaceuticals Inc *(A)	9,740	711
Arvinas Inc *	5,155	198
Atreca Inc, Cl A *	605	6
Axogen Inc *	28,344	491
Axsome Therapeutics Inc *(A)	10,793	425
BioDelivery Sciences International Inc *	63,240	431
BioTelemetry Inc *	15,494	718
Cantel Medical Corp	13,455	1,035
CareDx Inc *(A)	12,374	254
Castle Biosciences Inc *	3,573	96
Chemed Corp	2,787	1,198
CONMED Corp	5,313	602
CryoLife Inc *	17,005	421
Cutera Inc *	13,094	502
DBV Technologies SA ADR *	37,311	291
Deciphera Pharmaceuticals Inc *	6,892	326
Dicerna Pharmaceuticals Inc *	19,850	478
Encompass Health Corp	15,868	1,122
Endologix Inc *(A)	32,695	85
Ensign Group Inc/The	29,895	1,298
Epizyme Inc *	21,091	348
Global Blood Therapeutics Inc *	8,062	536
Haemonetics Corp *	2,785	336
Heron Therapeutics Inc *	19,949	510
Immunomedics Inc *(A)	24,062	452
Inovalon Holdings Inc, Cl A *(A)	—	—
Inspire Medical Systems Inc *	4,328	307
Insulet Corp *	2,325	432
Integra LifeSciences Holdings Corp *	7,317	446
Iovance Biotherapeutics Inc *	14,456	330
Karuna Therapeutics Inc *(A)	5,218	375
Karyopharm Therapeutics Inc *	24,118	423

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	27,862	$297
Kodiak Sciences Inc *(A)	15,320	453
Krystal Biotech Inc *(A)	8,833	499
Liquidia Technologies Inc *	32,486	141
Magellan Health Inc *	44,235	3,438
Masimo Corp *	1,885	292
Merit Medical Systems Inc *	24,161	677
Natera Inc *	14,037	512
Nevro Corp *(A)	7,250	810
NextCure Inc *	7,163	342
Novocure Ltd *	5,058	466
Orchard Therapeutics plc ADR *	20,312	231
Pacific Biosciences of California Inc *	62,909	323
Patterson Cos Inc (A)	25,747	501
Precision BioSciences Inc *(A)	13,835	246
Prestige Consumer Healthcare Inc *(A)	38,815	1,466
Quest Diagnostics Inc	9,844	1,049
Quidel Corp *	6,237	428
Reata Pharmaceuticals Inc, Cl A *	2,002	391
Repligen Corp *	4,103	364
ResMed Inc	8,283	1,239
Revance Therapeutics Inc *(A)	28,270	506
Select Medical Holdings Corp *	21,943	485
Sientra Inc *	38,282	328
Silk Road Medical Inc *	2,887	104
SpringWorks Therapeutics Inc *(A)	7,288	166
STERIS PLC	8,084	1,222
Syneos Health Inc, Cl A *	11,384	625
TCR2 Therapeutics Inc *	16,867	286
Tivity Health Inc *(A)	136,260	3,086
US Physical Therapy Inc	3,088	361
Viela Bio Inc *(A)	4,456	138
Viking Therapeutics Inc *(A)	46,031	337
Vocera Communications Inc *(A)	21,049	457
WaVe Life Sciences Ltd *(A)	14,384	477
Xencor Inc *(A)	11,215	442
Xeris Pharmaceuticals Inc *(A)	36,111	322
Zynex Inc (A)	31,335	329

		43,018

Industrials — 17.5%
ABM Industries Inc	23,001	874
ACCO Brands Corp	43,475	398
Actuant Corp, Cl A	24,151	593
Advanced Drainage Systems Inc	11,301	431
AECOM *	23,742	1,029
Aerojet Rocketdyne Holdings Inc *	7,666	339
Altra Industrial Motion Corp	22,246	731
American Woodmark Corp *	4,361	449
Apogee Enterprises Inc	17,865	683
ASGN Inc *	6,005	402
Astec Industries Inc	11,760	441

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atkore International Group Inc *	12,895	$538
Atlas Air Worldwide Holdings Inc *	15,173	396
Axon Enterprise Inc *	7,332	541
BMC Stock Holdings Inc *	14,651	434
Builders FirstSource Inc *	20,136	512
BWX Technologies Inc	41,472	2,494
Casella Waste Systems Inc, Cl A *	10,017	468
Cimpress NV *(A)	5,443	698
CIRCOR International Inc *	15,796	701
Clean Harbors Inc *	35,586	2,941
Construction Partners Inc, Cl A *	17,443	345
Douglas Dynamics Inc	7,778	421
Echo Global Logistics Inc *	19,234	385
EMCOR Group Inc	6,728	598
EnPro Industries Inc	12,465	828
Federal Signal Corp	14,872	490
Forrester Research Inc	13,857	553
Forward Air Corp	5,616	393
FTI Consulting Inc *	4,041	440
Generac Holdings Inc *	17,719	1,745
Gibraltar Industries Inc *	7,639	399
Graham Corp	14,807	315
Healthcare Services Group Inc (A)	17,182	432
Heartland Express Inc	28,265	605
HEICO Corp	8,682	1,128
Heritage-Crystal Clean Inc *	53,069	1,641
Hexcel Corp	8,526	679
Hillenbrand Inc	12,166	385
Hudson Technologies Inc *(A)	119,528	82
Huntington Ingalls Industries Inc	4,388	1,104
Huron Consulting Group Inc *	26,433	1,772
InnerWorkings Inc *	218,788	1,031
ITT Inc	20,408	1,424
JetBlue Airways Corp *	103,960	2,003
John Bean Technologies Corp	6,912	757
Kelly Services Inc, Cl A	22,332	489
Kennametal Inc	7,367	257
Kirby Corp *	7,406	625
Korn Ferry	21,919	861
LB Foster Co, Cl A *	14,545	276
Masonite International Corp *	8,646	621
MasTec Inc *	7,677	509
Matson Inc	15,845	598
Matthews International Corp, Cl A (A)	14,709	564
McGrath RentCorp	5,310	389
MSC Industrial Direct Co Inc, Cl A	19,516	1,433
Nordson Corp	7,904	1,311
Plug Power Inc *(A)	113,150	441
Proto Labs Inc *(A)	2,299	223
Quanta Services Inc	9,433	393
Regal Beloit Corp	11,692	956
REV Group Inc (A)	42,395	551

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ritchie Bros Auctioneers Inc	19,619	$843
Ryder System Inc	18,376	965
Saia Inc *	2,921	277
Snap-on Inc	6,652	1,067
SP Plus Corp *	13,683	600
SPX FLOW Inc *	9,300	441
Standex International Corp	12,221	943
Team Inc *(A)	65,732	1,063
Tennant Co	11,585	863
Tetra Tech Inc	23,212	2,049
Toro Co/The	13,353	1,044
TriMas Corp *	24,344	754
TriNet Group Inc *	17,487	957
TrueBlue Inc *	32,176	750
Universal Forest Products Inc	9,400	466
Werner Enterprises Inc	10,283	378
WESCO International Inc *	24,695	1,299

		61,304

Information Technology — 14.6%
2U Inc *(A)	27,470	685
Actua Corp *(C)	39,640	11
Agilysys Inc *	12,251	310
American Software Inc/GA, Cl A	21,609	342
Amkor Technology Inc *	31,277	378
Asure Software Inc *(A)	39,416	323
Badger Meter Inc	20,692	1,283
Belden Inc	10,296	553
Benefitfocus Inc *(A)	25,265	606
Broadridge Financial Solutions Inc	9,403	1,163
Cabot Microelectronics Corp	8,406	1,121
CACI International Inc, Cl A *	9,498	2,273
Carbonite Inc *	53,588	1,233
Cerence Inc *	13,453	209
ChannelAdvisor Corp *	19,063	181
Cirrus Logic Inc *	5,977	429
Cognex Corp (A)	20,285	1,018
Conduent Inc *	92,564	627
Cornerstone OnDemand Inc *	7,844	484
Coupa Software Inc *(A)	1,894	291
CTS Corp	11,865	325
Digital Turbine Inc *	58,830	522
Domo Inc, Cl B *	27,918	525
Entegris Inc	8,691	411
Everbridge Inc *	2,137	188
ExlService Holdings Inc *	17,078	1,192
Five9 Inc *	7,101	484
FormFactor Inc *	19,790	458
Harmonic Inc *	56,686	468
II-VI Inc *	69,355	2,025
Infinera Corp *	57,507	367
Inphi Corp *	8,447	588

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Itron Inc *	6,193	$496
Jabil Inc	11,753	457
Jack Henry & Associates Inc	6,587	1,001
KBR Inc	16,299	485
Knowles Corp *	20,010	438
Lattice Semiconductor Corp *	17,696	334
Littelfuse Inc	5,448	988
LivePerson Inc *(A)	8,882	353
LogMeIn Inc	38,956	3,038
Lumentum Holdings Inc *	5,767	425
MACOM Technology Solutions Holdings Inc *	76,380	1,884
Manhattan Associates Inc *	3,582	299
ManTech International Corp/VA, Cl A	18,363	1,425
Medallia Inc *(A)	2,741	83
MKS Instruments Inc	3,637	387
Model N Inc *	28,280	860
NCR Corp *	70,575	2,317
Nuance Communications Inc *	25,077	450
Paylocity Holding Corp *	3,543	433
Perficient Inc *	12,660	535
Ping Identity Holding Corp *	7,629	171
Plexus Corp *	5,506	418
Power Integrations Inc	16,309	1,492
Presidio Inc	50,870	840
QAD Inc, Cl A	7,401	378
Semtech Corp *	8,780	426
Super Micro Computer Inc *	167,144	3,560
SVMK Inc *	17,182	293
Switch Inc, Cl A	20,469	323
SYNNEX Corp	14,921	1,832
Tufin Software Technologies Ltd *(A)	16,758	322
Ultra Clean Holdings Inc *	22,515	501
Viavi Solutions Inc *	130,441	1,959
Virtusa Corp *	22,596	1,010

		51,286

Materials — 4.4%
Allegheny Technologies Inc *(A)	37,114	856
B2Gold Corp (A)	214,135	788
Cabot Corp	8,031	377
Century Aluminum Co *	56,455	398
Commercial Metals Co	160,545	3,429
Ferroglobe *	2,398	—
Gold Resource Corp	113,510	506
HB Fuller Co	15,249	761
Ingevity Corp *	6,945	627
Livent Corp *	166,543	1,299
Olin Corp	37,988	666
Owens-Illinois Inc	45,723	452
Quaker Chemical Corp	6,382	952
Ranpak Holdings Corp *	60,895	385
Royal Gold Inc (A)	—	—

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sensient Technologies Corp	18,406	$1,165
Silgan Holdings Inc	21,564	664
Valvoline Inc	37,320	845
WR Grace & Co	18,264	1,221

		15,391

Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡	7,899	1,284
Americold Realty Trust ‡(A)	57,122	2,149
Columbia Property Trust Inc ‡	44,988	934
CoreSite Realty Corp ‡	9,284	1,053
Corporate Office Properties Trust ‡	33,530	978
Independence Realty Trust Inc ‡	28,793	430
Jernigan Capital Inc ‡(A)	15,673	274
Kennedy-Wilson Holdings Inc	52,934	1,197
Lexington Realty Trust, Cl B ‡	55,902	619
Newmark Group Inc, Cl A	32,383	423
NexPoint Residential Trust Inc ‡	6,969	333
Ryman Hospitality Properties Inc ‡	13,097	1,169
Terreno Realty Corp ‡	9,208	531

		11,374

Utilities — 2.4%
Algonquin Power & Utilities Corp	95,457	1,333
American States Water Co	11,877	1,013
American Water Works Co Inc	10,167	1,230
Black Hills Corp	9,986	765
Hawaiian Electric Industries Inc	16,928	739
IDACORP Inc	8,264	868
Portland General Electric Co	27,872	1,547
UGI Corp	22,247	969

		8,464

Total Common Stock (Cost $302,156) ($ Thousands)		333,317

EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value ETF (A)	16,229	2,030

Total Exchange Traded Fund (Cost $1,985) ($ Thousands)		2,030

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Accel Entertainment Inc, Expires 11/23/2024 Strike Price *	0	$—

Ranpak Holdings Corp, Expires 06/06/2024 Strike Price *	35,296	25

Total Warrants (Cost $45) ($ Thousands)		25

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	3,306	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P. 1.680% **†(D)	42,519,785	42,520

Total Affiliated Partnership (Cost $42,519) ($ Thousands)		42,520

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	16,065,958	16,066
Total Cash Equivalent (Cost $16,066) ($ Thousands)		16,066

Total Investments in Securities — 112.5% (Cost $362,771) ($ Thousands)		$393,958

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small Cap II Fund (Continued)

A list of open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	19	Dec-2019	$1,485	$1,542	$57

Percentages are based on Net Assets of $350,124 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2019 (See Note 12). The total market value of securities on loan at November 30, 2019 was $41,632 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $919 ($ Thousands), or 0.3% of the Net Assets of the Fund (See Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $42,520 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	333,306	–	11	333,317
Exchange Traded Fund	2,030	–	–	2,030
Warrants	–	25	–	25
Rights	–	–	–	–
Affiliated Partnership	–	42,520	–	42,520
Cash Equivalent	16,066	–	–	16,066

Total Investments in Securities	351,402	42,545	11	393,958

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts* Unrealized Appreciation	57	–	–	57

Total Other Financial Instruments	57	–	–	57

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$44,446	$ 85,561	$ (87,488)	$—	$ 1	$42,520	42,519,785	$ 90	$—
SEI Daily Income Trust, Government Fund, Cl F	10,903	76,776	(71,613)	—	—	16,066	16,065,958	122	—

Totals	$55,349	$162,337	$(159,101)	$—	$ 1	$58,586	58,585,743	$212	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Communication Services — 2.6%
AMC Networks Inc, Cl A *(A)	33,600	$1,291
Boingo Wireless Inc *(A)	78,427	903
Cable One Inc	3,070	4,712
Cargurus Inc, Cl A *(A)	56,304	2,257
CenturyLink Inc (A)	68,600	994
Cinemark Holdings Inc (A)	73,798	2,500
Cogent Communications Holdings Inc	54,333	3,406
Entercom Communications Corp, Cl A (A)	173,700	822
EverQuote Inc, Cl A *	38,412	1,352
Gannett (A)	21,220	135
IAC/InterActiveCorp *(A)	21,301	4,744
National CineMedia Inc	178,741	1,199
Nexstar Media Group Inc, Cl A	43,380	4,672
TEGNA Inc	160,302	2,461

		31,448

Consumer Discretionary — 12.3%
Aaron’s Inc	54,756	3,198
American Axle & Manufacturing Holdings Inc *	90,600	893
American Eagle Outfitters Inc	63,000	943
Big Lots Inc	32,600	681
Bloomin’ Brands Inc (A)	214,395	5,156
BorgWarner Inc	34,400	1,447
Bright Horizons Family Solutions Inc *	37,535	5,650
Brinker International Inc (A)	39,392	1,765
Buckle Inc/The (A)	43,884	1,221
Capri Holdings Ltd *	31,200	1,159
Career Education Corp *	66,392	1,107
Carter’s Inc (A)	21,241	2,194
Chegg Inc *	24,026	932
Chewy Inc, Cl A *(A)	27,904	691
Cooper Tire & Rubber Co	27,500	793
Cooper-Standard Holdings Inc *	13,900	395
Core-Mark Holding Co Inc	100,217	2,701
Deckers Outdoor Corp *	6,862	1,154
Dick’s Sporting Goods Inc (A)	38,000	1,741
Dillard’s Inc, Cl A (A)	20,600	1,479
Domino’s Pizza Inc	13,874	4,083
Ethan Allen Interiors Inc (A)	42,200	755
Extended Stay America Inc	163,953	2,420
Foot Locker Inc	47,100	1,886
Fox Factory Holding Corp *	43,350	2,858
frontdoor Inc *	51,873	2,348
Genesco Inc *	24,496	910
Goodyear Tire & Rubber Co/The	69,900	1,118
Grand Canyon Education Inc *	16,815	1,433
Group 1 Automotive Inc	24,653	2,542
Hanesbrands Inc (A)	274,741	4,140
Harley-Davidson Inc (A)	36,500	1,328
Haverty Furniture Cos Inc (A)	52,200	1,050

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helen of Troy Ltd *	7,182	$1,159
Installed Building Products Inc *	18,661	1,338
Kohl’s Corp	36,700	1,725
Lear Corp	9,400	1,131
Lithia Motors Inc, Cl A	34,022	5,463
MDC Holdings Inc	43,956	1,739
Meritage Homes Corp *	14,685	977
Monro Inc (A)	51,540	3,783
National Vision Holdings Inc *	44,780	1,352
Office Depot Inc	437,200	975
Pinterest Inc, Cl A *(A)	41,502	809
Planet Fitness Inc, Cl A *	13,645	1,009
Polaris Inc	23,937	2,339
Pool Corp	19,677	4,062
PulteGroup Inc	68,200	2,704
PVH Corp	20,900	2,027
RH *(A)	5,793	1,191
Sally Beauty Holdings Inc *(A)	226,369	4,172
SeaWorld Entertainment Inc *(A)	39,117	1,145
Service Corp International/US	85,674	3,771
Shutterstock Inc *	42,543	1,769
Six Flags Entertainment Corp (A)	111,506	4,848
Skechers U.S.A. Inc, Cl A *	100,778	4,053
Sonic Automotive Inc, Cl A (A)	71,611	2,345
Taylor Morrison Home Corp, Cl A *	49,078	1,140
Toll Brothers Inc	57,400	2,306
TopBuild Corp *	25,430	2,804
Tractor Supply Co	42,176	3,983
Under Armour Inc, Cl C *(A)	61,905	1,071
Vail Resorts Inc	15,360	3,727
Wendy’s Co/The (A)	128,044	2,745
Whirlpool Corp	11,600	1,660
Williams-Sonoma Inc (A)	32,100	2,228
Wolverine World Wide Inc	37,048	1,189
Wyndham Destinations Inc	40,500	1,964
Wyndham Hotels & Resorts Inc	60,951	3,531
Zumiez Inc *(A)	31,935	943

		147,348

Consumer Staples — 3.0%
Boston Beer Co Inc/The, Cl A *	2,565	986
Calavo Growers Inc (A)	43,177	3,851
Casey’s General Stores Inc	22,039	3,830
Church & Dwight Co Inc	49,087	3,448
Freshpet Inc *	61,235	3,291
Hostess Brands Inc, Cl A *(A)	331,129	4,453
Ingles Markets Inc, Cl A (A)	23,000	1,022
Ingredion Inc	18,200	1,514
J&J Snack Foods Corp	22,788	4,216
JM Smucker Co/The (A)	19,400	2,039
Performance Food Group Co *	24,154	1,137
PriceSmart Inc	14,193	1,061

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simply Good Foods Co/The *	121,365	$3,353
SpartanNash Co	35,000	495
Universal Corp/VA	24,400	1,274
Weis Markets Inc (A)	12,900	514

		36,484

Energy — 2.3%
Arch Coal Inc (A)	16,200	1,200
Cabot Oil & Gas Corp, Cl A	169,681	2,705
Carrizo Oil & Gas Inc *(A)	80,900	518
CVR Energy Inc	22,060	957
Delek US Holdings Inc	79,250	2,719
DHT Holdings Inc (A)	138,513	1,017
Dorian LPG Ltd *	84,711	1,216
Frontline Ltd/Bermuda *(A)	88,922	999
Gulfport Energy Corp *(A)	160,200	380
Helix Energy Solutions Group Inc *	115,321	957
HollyFrontier Corp	39,200	2,021
Laredo Petroleum Inc *	47,800	103
Parsley Energy Inc, Cl A	136,556	2,046
PBF Energy Inc, Cl A	51,100	1,599
Phillips 66 Partners LP (B)	53,990	3,009
Rattler Midstream LP (B)	125,499	1,997
RigNet Inc *(A)	54,399	283
Southwestern Energy Co *(A)	270,000	491
SRC Energy Inc *	178,800	638
Viper Energy Partners LP	74,142	1,759
W&T Offshore Inc *	185,500	794

		27,408

Financials — 15.1%
AG Mortgage Investment Trust Inc ‡	69,000	1,074
Ally Financial Inc	96,600	3,076
American Equity Investment Life Holding Co	82,190	2,443
American Financial Group Inc/OH	15,100	1,657
Annaly Capital Management Inc ‡	149,200	1,392
Ares Capital Corp	97,500	1,826
Ashford *	239	6
Associated Banc-Corp	124,500	2,669
Assured Guaranty	37,800	1,877
Banco Latinoamericano de Comercio Exterior
SA, Cl E	30,600	660
BancorpSouth Bank	34,714	1,080
Bank OZK	152,253	4,519
BankUnited Inc	51,300	1,799
BGC Partners Inc, Cl A	711,124	4,124
Capstead Mortgage Corp ‡(A)	128,146	997
Central Pacific Financial Corp	18,000	523
Chimera Investment Corp ‡	65,600	1,336
CIT Group Inc	56,500	2,572
CNA Financial Corp	32,600	1,458
CNO Financial Group Inc	79,400	1,439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cohen & Steers Inc (A)	90,625	$6,084
Columbia Banking System Inc	117,665	4,598
Donnelley Financial Solutions Inc *	5,407	54
eHealth Inc *(A)	6,955	642
Enova International Inc *	42,281	974
Essent Group Ltd	22,615	1,236
Evercore Inc, Cl A	43,719	3,383
Everest Re Group Ltd	4,800	1,302
FactSet Research Systems Inc (A)	14,224	3,693
Federated Investors Inc, Cl B	31,914	1,070
First American Financial Corp	20,100	1,279
First BanCorp/Puerto Rico	91,979	966
First Financial Bankshares Inc (A)	140,139	4,845
First Horizon National Corp	223,800	3,599
First Merchants Corp	41,296	1,672
First Midwest Bancorp Inc/IL	51,130	1,102
Flushing Financial Corp	45,200	958
FNB Corp/PA	141,100	1,752
Focus Financial Partners Inc, Cl A *(A)	40,058	1,126
Fulton Financial Corp	65,500	1,124
Glacier Bancorp Inc	24,518	1,075
Hamilton Lane Inc, Cl A	53,160	3,083
Hancock Whitney Corp	37,500	1,523
Hanmi Financial Corp	43,000	844
Hilltop Holdings Inc	51,857	1,277
Home BancShares Inc/AR	185,987	3,500
HomeStreet Inc *	34,073	1,088
Investors Bancorp Inc	83,792	1,011
KeyCorp	98,500	1,910
Kinsale Capital Group Inc	36,875	3,734
Lazard Ltd, Cl A (B)	36,000	1,391
Legg Mason Inc	35,500	1,387
Lincoln National Corp	33,400	1,972
LPL Financial Holdings Inc	12,896	1,191
MarketAxess Holdings Inc	10,483	4,233
MFA Financial Inc ‡	243,100	1,862
MGIC Investment Corp	185,744	2,677
Mr Cooper Group Inc *	82,146	1,104
MSCI Inc, Cl A	14,967	3,879
National General Holdings Corp	51,600	1,099
Navient Corp	92,300	1,324
Nelnet Inc, Cl A	5,800	365
NMI Holdings Inc, Cl A *	38,861	1,305
Northwest Bancshares Inc	62,759	1,044
Oaktree Specialty Lending Corp	218,200	1,156
OFG Bancorp	61,200	1,313
PacWest Bancorp	219,067	8,158
Palomar Holdings, Cl A *	76,480	4,173
PennyMac Financial Services Inc	38,476	1,320
PennyMac Mortgage Investment Trust ‡	46,470	1,073
Piper Jaffray Cos	13,381	1,082
Popular Inc	29,100	1,610

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	17,600	$971
Prospect Capital Corp	159,000	1,037
Prosperity Bancshares Inc	49,476	3,476
Radian Group Inc	46,385	1,199
Regions Financial Corp	142,400	2,370
Reinsurance Group of America Inc, Cl A	11,600	1,919
Republic Bancorp Inc/KY, Cl A	23,300	1,076
RLI Corp	10,624	971
Starwood Property Trust Inc ‡	181,623	4,450
Stifel Financial Corp	37,500	2,344
TCF Financial Corp	47,000	1,997
United Community Banks Inc/GA	186,490	5,781
Universal Insurance Holdings Inc (A)	27,000	786
Unum Group	68,500	2,106
Voya Financial Inc	20,400	1,189
Walker & Dunlop Inc	18,319	1,202
Washington Federal Inc	11,500	423
Westamerica Bancorporation (A)	16,032	1,042
WisdomTree Investments Inc (A)	227,619	1,106
Zions Bancorp NA	80,500	4,007

		181,201

Health Care — 11.5%
ABIOMED Inc *	5,805	1,139
ACADIA Pharmaceuticals Inc *	25,180	1,140
Addus HomeCare Corp *	11,692	1,090
Agios Pharmaceuticals Inc *	23,714	922
Amedisys Inc *	8,358	1,362
Anika Therapeutics Inc *(A)	19,943	1,153
Axogen Inc *	90,929	1,576
BioTelemetry Inc *	48,076	2,226
Cantel Medical Corp (A)	44,131	3,394
Catalent Inc *	5,729	298
Chemed Corp	11,453	4,925
Coherus Biosciences Inc *(A)	54,037	972
CONMED Corp	9,341	1,058
Cooper Cos Inc/The	2,724	853
CryoPort Inc *(A)	55,575	875
DBV Technologies SA ADR *(A)	103,652	808
Deciphera Pharmaceuticals Inc *	24,598	1,163
Eagle Pharmaceuticals Inc/DE *(A)	26,500	1,550
Emergent BioSolutions Inc *	19,473	1,068
Encompass Health Corp	51,921	3,671
Endologix Inc *(A)	108,804	283
Ensign Group Inc/The	171,927	7,467
Haemonetics Corp *	42,645	5,143
Halozyme Therapeutics Inc *	65,174	1,264
HealthEquity Inc *	10,370	652
Heron Therapeutics Inc *(A)	62,671	1,602
HMS Holdings Corp *	28,210	852
Immunomedics Inc *(A)	67,877	1,275
Innoviva Inc *	107,400	1,448

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insmed Inc *(A)	61,732	$1,423
Insulet Corp *(A)	22,305	4,142
Integer Holdings Corp *	12,547	952
Integra LifeSciences Holdings Corp *	19,569	1,193
Intellia Therapeutics Inc *(A)	80,393	1,393
Ironwood Pharmaceuticals Inc, Cl A *	96,746	1,163
Jazz Pharmaceuticals PLC *	18,880	2,853
Kodiak Sciences Inc *	11,010	326
Lannett Co Inc *(A)	35,947	317
Lantheus Holdings Inc *	30,700	642
Ligand Pharmaceuticals Inc *(A)	43,736	4,942
Masimo Corp *	32,344	5,016
MEDNAX Inc *	128,995	3,369
Medpace Holdings Inc *	13,573	1,041
Merit Medical Systems Inc *	71,704	2,008
Neurocrine Biosciences Inc *	8,210	957
Nevro Corp *(A)	8,298	927
NuVasive Inc *	15,027	1,086
Omnicell Inc *	12,847	1,028
Pennant Group *	33,820	792
PRA Health Sciences Inc *	40,250	4,380
Precision BioSciences Inc *(A)	26,912	478
Prestige Consumer Healthcare Inc *(A)	58,463	2,208
Progyny *	36,200	964
Quest Diagnostics Inc	32,300	3,442
Quidel Corp *	19,632	1,347
Repligen Corp *	40,176	3,566
ResMed Inc	27,137	4,060
Revance Therapeutics Inc *(A)	85,107	1,523
Select Medical Holdings Corp *	55,940	1,237
SmileDirectClub, Cl A *(A)	44,413	443
Spectrum Pharmaceuticals Inc *	116,407	1,045
STERIS PLC	46,015	6,955
Syneos Health Inc, Cl A *	121,477	6,670
Tandem Diabetes Care Inc *	17,122	1,182
Teladoc Health Inc *(A)	33,250	2,784
Tenet Healthcare Corp *	35,911	1,156
Universal Health Services Inc, Cl B	15,980	2,229
US Physical Therapy Inc	10,102	1,180
Vanda Pharmaceuticals Inc *	65,858	1,102
Vericel Corp *	57,393	1,071
Viking Therapeutics Inc *(A)	133,495	977
Xencor Inc *	31,208	1,230

		138,028

Industrials — 17.5%
ABM Industries Inc	66,146	2,513
AeroVironment Inc *	17,571	1,078
AGCO Corp	27,800	2,172
Air Transport Services Group Inc *	152,816	3,761
Aircastle Ltd	54,700	1,750
Allegion PLC	6,223	747

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allison Transmission Holdings Inc, Cl A	50,900	$2,464
Apogee Enterprises Inc	31,100	1,189
Arconic Inc	23,500	728
Arcosa Inc	27,040	1,060
Atkore International Group Inc *	29,434	1,228
AZZ Inc	23,107	880
BMC Stock Holdings Inc *	36,509	1,081
Builders FirstSource Inc *	44,076	1,120
BWX Technologies Inc	66,890	4,022
CH Robinson Worldwide Inc (A)	15,539	1,194
Cimpress NV *(A)	17,403	2,230
Clean Harbors Inc *	48,835	4,036
Colfax Corp *	165,862	5,590
Deluxe Corp	35,400	1,808
EMCOR Group Inc	11,735	1,044
Ennis Inc	55,100	1,137
Exponent Inc	95,797	6,088
Federal Signal Corp	136,304	4,490
Forward Air Corp	16,305	1,142
FTI Consulting Inc *	9,234	1,006
GATX Corp (A)	13,809	1,116
Generac Holdings Inc *	72,627	7,154
Genesee & Wyoming Inc, Cl A *	28,974	3,229
H&E Equipment Services Inc	30,033	991
Healthcare Services Group Inc (A)	57,358	1,443
Heartland Express Inc	83,396	1,786
HEICO Corp	28,383	3,687
Herman Miller Inc	23,321	1,114
Hertz Global Holdings Inc *	59,680	925
Huntington Ingalls Industries Inc	23,428	5,896
Huron Consulting Group Inc *	15,903	1,066
IAA Inc *	86,981	3,943
ICF International Inc	14,086	1,264
Insperity Inc	13,250	1,030
JetBlue Airways Corp *	118,300	2,280
John Bean Technologies Corp	26,190	2,869
Kaman Corp	35,744	2,273
KAR Auction Services Inc (A)	189,917	4,011
Kennametal Inc	21,529	750
Kirby Corp *	21,644	1,826
Kratos Defense & Security Solutions Inc *	44,355	801
ManpowerGroup Inc	27,800	2,575
MasTec Inc *(A)	16,203	1,075
Matson Inc	30,497	1,151
McGrath RentCorp	15,262	1,119
Mercury Systems Inc *	79,417	5,817
Meritor Inc *	80,300	2,028
Middleby Corp/The *	18,316	2,120
MSA Safety Inc	33,925	4,204
MSC Industrial Direct Co Inc, Cl A	62,439	4,584
Navistar International Corp *	39,235	1,281
Nordson Corp	25,950	4,303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oshkosh Corp	24,400	$2,207
Owens Corning	24,100	1,616
Pitney Bowes Inc (A)	103,400	487
Proto Labs Inc *(A)	7,372	714
Quad/Graphics Inc, Cl A	53,700	241
Quanta Services Inc	41,300	1,720
RBC Bearings Inc *	14,190	2,354
Regal Beloit Corp	28,400	2,321
Ritchie Bros Auctioneers Inc	56,290	2,420
Rush Enterprises Inc, Cl A	24,860	1,139
Ryder System Inc	90,855	4,769
Sensata Technologies Holding PLC *	70,115	3,610
SkyWest Inc	44,228	2,770
Snap-on Inc	34,856	5,593
Spirit AeroSystems Holdings Inc, Cl A	22,100	1,922
Teledyne Technologies Inc *	14,837	5,074
Tennant Co	45,429	3,383
Terex Corp	37,900	1,064
Tetra Tech Inc	52,923	4,673
Textron Inc	35,700	1,651
Timken Co/The	26,300	1,383
Toro Co/The	43,789	3,423
Trex Co Inc *(A)	59,630	5,132
TriNet Group Inc *	51,946	2,844
Trinity Industries Inc (A)	154,517	3,251
Triton International Ltd/Bermuda	42,600	1,614
United Rentals Inc *	15,300	2,342
Vectrus Inc *	29,300	1,493
Wabash National Corp (A)	57,200	901
Wabtec Corp	11,351	892
Woodward Inc	15,108	1,764

		210,036

Information Technology — 16.2%
2U Inc *(A)	80,970	2,019
ACI Worldwide Inc *	310,922	11,660
Amdocs Ltd	20,300	1,407
Amkor Technology Inc *	70,817	856
Avalara Inc *	29,835	2,328
Avnet Inc	37,200	1,512
Badger Meter Inc (A)	86,451	5,360
Belden Inc	77,352	4,157
Benchmark Electronics Inc	32,363	1,116
Blackline Inc *	20,178	1,086
Broadridge Financial Solutions Inc	30,695	3,797
Cabot Microelectronics Corp	27,507	3,670
CACI International Inc, Cl A *	4,510	1,079
Carbonite Inc *	108,393	2,493
Cardtronics PLC *(A)	30,375	1,282
Cerence *	14,376	224
ChannelAdvisor Corp *	54,647	519
Ciena Corp *	21,000	797

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cirrus Logic Inc *	41,049	$2,943
Cognex Corp (A)	67,260	3,375
Cornerstone OnDemand Inc *	31,876	1,966
CSG Systems International Inc	22,786	1,303
Diodes Inc *	49,200	2,270
ePlus Inc *	12,761	1,066
Euronet Worldwide Inc *	27,739	4,360
Everbridge Inc *	20,230	1,779
EVERTEC Inc	29,028	941
FireEye Inc *	102,199	1,713
Five9 Inc *	16,224	1,106
FormFactor Inc *	47,689	1,104
Gartner Inc *	8,411	1,350
Insight Enterprises Inc *	30,500	2,001
InterXion Holding NV *	14,821	1,260
Itron Inc *	42,663	3,416
j2 Global Inc	81,009	7,860
Jabil Inc	113,600	4,412
Jack Henry & Associates Inc (A)	21,551	3,274
Knowles Corp *	48,351	1,059
Littelfuse Inc	17,894	3,246
LivePerson Inc *(A)	83,880	3,329
LogMeIn Inc	116,245	9,065
Monolithic Power Systems Inc	19,789	3,180
NCR Corp *	38,500	1,264
New Relic Inc *	17,491	1,190
NIC Inc	46,535	1,056
Nova Measuring Instruments Ltd *	32,400	1,170
Novanta Inc *	13,575	1,265
Nuance Communications Inc *	192,717	3,455
ON Semiconductor Corp *	203,551	4,370
OSI Systems Inc *	9,170	912
Perficient Inc *	27,617	1,168
Power Integrations Inc	40,219	3,680
Presidio Inc	133,363	2,202
Progress Software Corp	26,228	1,102
Proofpoint Inc *	7,369	875
Q2 Holdings Inc *	18,330	1,548
Rapid7 Inc *	26,140	1,466
RealPage Inc *	11,872	653
RingCentral Inc, Cl A *	24,950	4,303
Sanmina Corp *	51,500	1,638
Seagate Technology PLC	31,500	1,880
Silicon Laboratories Inc *	41,066	4,350
Silicon Motion Technology Corp ADR	113,114	5,011
SolarEdge Technologies Inc *(A)	12,932	1,055
SolarWinds Corp *(A)	176,907	3,421
SPS Commerce Inc *	19,366	1,091
SS&C Technologies Holdings Inc	44,204	2,654
Switch Inc, Cl A	106,982	1,686
SYNNEX Corp	47,228	5,800
Tech Data Corp *	18,200	2,637

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradyne Inc	16,000	$1,001
Trimble Inc *	37,224	1,509
TTM Technologies Inc *	123,400	1,655
Tyler Technologies Inc *	14,890	4,321
Upland Software Inc *	28,066	1,086
Viavi Solutions Inc *	310,095	4,658
Western Union Co/The	80,800	2,172
Xerox Holdings Corp	57,700	2,246

		194,290

Materials — 4.5%
Ashland Global Holdings Inc	37,850	2,714
Axalta Coating Systems Ltd *	75,566	2,151
Cabot Corp	48,600	2,284
Carpenter Technology Corp	20,114	1,057
Chemours Co/The (A)	52,200	824
Cleveland-Cliffs Inc (A)	86,900	694
Commercial Metals Co	62,032	1,325
Domtar Corp	36,200	1,351
Eastman Chemical Co	33,400	2,618
Ferroglobe *(C)	141,200	—
FMC Corp	93,851	9,194
Graphic Packaging Holding Co	79,190	1,288
Greif Inc, Cl A	26,848	1,159
Huntsman Corp	103,400	2,339
Ingevity Corp *	9,180	829
Innospec Inc	10,624	1,045
Kaiser Aluminum Corp	11,265	1,234
Livent Corp *(A)	300,635	2,345
Owens-Illinois Inc	95,900	948
Quaker Chemical Corp	20,883	3,116
Reliance Steel & Aluminum Co	20,100	2,371
Schweitzer-Mauduit International Inc	9,300	408
Silgan Holdings Inc	174,333	5,371
Steel Dynamics Inc	88,600	2,989
Trinseo SA	32,100	1,220
Westrock Co	64,300	2,593

		53,467

Real Estate — 8.2%
Acadia Realty Trust ‡	36,937	993
Alexandria Real Estate Equities Inc ‡	25,837	4,199
Americold Realty Trust ‡(A)	220,093	8,280
Ashford Hospitality Trust Inc ‡	134,100	369
Braemar Hotels & Resorts Inc ‡	3,000	29
Brixmor Property Group Inc ‡	122,000	2,677
Chatham Lodging Trust ‡	53,400	977
City Office REIT Inc ‡	72,700	976
CoreCivic Inc ‡	62,100	941
CoreSite Realty Corp ‡	30,277	3,433
DiamondRock Hospitality Co ‡	132,300	1,363
EastGroup Properties Inc ‡	8,764	1,194

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essential Properties Realty Trust Inc ‡	48,864	$1,275
First Industrial Realty Trust Inc ‡	26,142	1,113
Franklin Street Properties Corp ‡	150,900	1,314
Gaming and Leisure Properties Inc ‡	204,740	8,640
Hannon Armstrong Sustainable
Infrastructure Capital Inc ‡(A)	42,601	1,250
Howard Hughes Corp/The *(A)	29,055	3,208
Industrial Logistics Properties Trust ‡	35,900	777
Innovative Industrial Properties Inc, Cl A ‡(A)	10,260	794
Invitation Homes Inc ‡	77,376	2,362
Kennedy-Wilson Holdings Inc	157,535	3,562
Kite Realty Group Trust ‡	78,700	1,523
Lexington Realty Trust, Cl B ‡	227,400	2,520
Medical Properties Trust Inc ‡	332,146	6,895
National Storage Affiliates Trust ‡	30,439	1,020
Newmark Group Inc, Cl A	133,036	1,736
Office Properties Income Trust ‡	68,800	2,295
Omega Healthcare Investors Inc ‡(A)	35,500	1,492
Outfront Media Inc ‡	85,200	2,128
Piedmont Office Realty Trust Inc, Cl A ‡(A)	55,300	1,223
PS Business Parks Inc ‡	6,626	1,170
Realogy Holdings Corp (A)	88,500	927
Redfin Corp *(A)	56,602	1,091
Retail Properties of America Inc, Cl A ‡	96,000	1,366
Retail Value Inc ‡	5,822	207
Rexford Industrial Realty Inc ‡	121,527	5,816
RPT Realty ‡	116,900	1,728
Ryman Hospitality Properties Inc ‡	57,549	5,135
Sabra Health Care REIT Inc ‡	60,000	1,337
Senior Housing Properties Trust ‡	151,600	1,110
Service Properties Trust	68,900	1,605
SITE Centers Corp ‡	56,700	822
VEREIT Inc ‡	260,500	2,542
Xenia Hotels & Resorts Inc ‡	121,205	2,553

		97,967

Utilities — 2.2%
AES Corp/VA	58,800	1,112
Algonquin Power & Utilities Corp	309,329	4,318
American States Water Co	50,927	4,344
American Water Works Co Inc	33,087	4,004
Avista Corp	22,380	1,058
Black Hills Corp	14,108	1,080
Chesapeake Utilities Corp	11,222	1,023
National Fuel Gas Co	51,800	2,332
ONE Gas Inc	11,286	1,003
South Jersey Industries Inc	35,376	1,105
UGI Corp	72,802	3,171
Vistra Energy Corp	70,800	1,878

		26,428

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $985,188) ($ Thousands)		$1,144,105

AFFILIATED PARTNERSHIP — 11.8%
SEI Liquidity Fund, L.P. 1.680% **†(D)	141,594,170	141,592

Total Affiliated Partnership (Cost $141,593) ($ Thousands)		141,592

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	55,977,340	55,977
Total Cash Equivalent (Cost $55,977) ($ Thousands)		55,977

Total Investments in Securities — 111.9% (Cost $1,182,758) ($ Thousands)		$1,341,674

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Small/Mid Cap Equity Fund (Continued)

A list of open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	48	Dec-2019	$3,895	$3,897	$2
S&P Mid Cap 400 Index E-MINI	18	Dec-2019	3,618	3,618	–

			$7,513	$7,515	$2

Percentages are based on Net Assets of $1,198,973 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2019 (see Note 12). The total market value of securities on loan at November 30, 2019 was $144,345

($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $6,397 ($ Thousands), or 0.5% of the net assets of the Fund (See Note 2).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2019 was $141,592 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,144,105	–	–	1,144,105
Affiliated Partnership	–	141,592	–	141,592
Cash Equivalent	55,977	–	–	55,977

Total Investments in Securities	1,200,082	141,592	–	1,341,674

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts* Unrealized Appreciation	2	–	–	2

Total Other Financial Instruments	2	–	–	2

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$115,595	$ 256,562	$(230,569)	$—	$4	$141,592	141,594,170	$428	$—
SEI Daily Income Trust, Government Fund, Cl F	78,961	209,948	(232,932)	—	—	55,977	55,977,340	481	—

Totals	$194,556	$466,510	$(463,501)	$—	$4	$197,569	197,571,510	$909	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 7.5%
Alphabet Inc, Cl A *	6,474	$8,443
Alphabet Inc, Cl C *	8,378	10,933
AT&T Inc	196,571	7,348
Cargurus Inc, Cl A *	7,497	300
Central European Media Enterprises Ltd, Cl A *	13,637	61
CenturyLink Inc	20,057	291
Cogent Communications Holdings Inc	6,186	388
Comcast Corp, Cl A	119,519	5,277
Facebook Inc, Cl A *	38,985	7,861
IAC/InterActiveCorp *	4,659	1,038
John Wiley & Sons Inc, Cl A	6,752	319
Liberty Latin America Ltd, Cl A *	7,003	125
Liberty Latin America Ltd, Cl C *	17,232	309
Liberty Media Corp-Liberty SiriusXM, Cl A *	7,369	359
Liberty Media Corp-Liberty SiriusXM, Cl C *	13,483	654
Match Group Inc *	6,037	425
Meet Group Inc/The *	9,745	47
News Corp	32,371	426
News Corp, Cl A	98,182	1,265
Omnicom Group Inc	76,417	6,074
Scholastic Corp	5,818	216
Sirius XM Holdings Inc	119,571	835
Spotify Technology SA *	2,673	381
TechTarget Inc *	3,446	91
Telephone & Data Systems Inc	24,756	587
Verizon Communications Inc	82,278	4,956
Viacom Inc, Cl B	20,500	493
Yelp Inc, Cl A *	19,641	681
Zynga Inc, Cl A *	129,127	804

		60,987

Consumer Discretionary — 9.9%
Acushnet Holdings Corp	5,324	160
Amazon.com Inc *	3,256	5,863
American Public Education Inc *	2,406	59
AutoZone Inc *	2,527	2,977
Best Buy Co Inc	68,654	5,536
Booking Holdings Inc *	1,883	3,585
Bright Horizons Family Solutions Inc *	2,397	361
Career Education Corp *	27,228	454
Carnival Corp, Cl A	45,335	2,044
Cato Corp/The, Cl A	6,086	116
Cracker Barrel Old Country Store Inc	2,103	323
Crocs Inc *	9,354	326
Darden Restaurants Inc	10,493	1,243
Deckers Outdoor Corp *	11,813	1,987
eBay Inc	205,849	7,312
Ethan Allen Interiors Inc	1,953	35
Everi Holdings Inc *	10,008	135
Expedia Group Inc	25,837	2,627

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Below Inc *	420	$52
Fox Factory Holding Corp *	1,193	79
Funko Inc, Cl A *	2,661	38
Garmin Ltd	26,465	2,585
Genesco Inc *	6,031	224
Gentex Corp	18,620	529
Genuine Parts Co	2,800	292
Graham Holdings Co, Cl B	586	370
Group 1 Automotive Inc	2,654	274
Haverty Furniture Cos Inc	1,674	34
Hibbett Sports Inc *	2,412	68
Home Depot Inc/The	11,908	2,626
JC Penney Co Inc *	48,183	54
K12 Inc *	13,635	268
Laureate Education Inc, Cl A *	33,287	577
Lennar Corp, Cl A	7,490	447
Lithia Motors Inc, Cl A	333	53
Lululemon Athletica Inc *	10,548	2,381
M/I Homes Inc *	2,711	120
McDonald’s Corp	7,828	1,522
MDC Holdings Inc	7,474	296
Meritage Homes Corp *	15,406	1,025
Murphy USA Inc *	8,338	980
NIKE Inc, Cl B	15,701	1,468
NVR Inc *	244	925
Planet Fitness Inc, Cl A *	12,826	948
Pool Corp	3,360	694
PulteGroup Inc	84,809	3,363
Ralph Lauren Corp, Cl A	12,647	1,357
Rent-A-Center Inc/TX, Cl A	19,699	513
RH *	1,866	384
Ross Stores Inc	25,057	2,910
Skyline Champion Corp *	3,458	115
Sleep Number Corp *	3,734	180
Sonic Automotive Inc, Cl A	3,732	122
Starbucks Corp	22,891	1,956
Target Corp	55,553	6,945
Taylor Morrison Home Corp, Cl A *	15,144	352
TJX Cos Inc/The	31,032	1,897
Toll Brothers Inc	34,602	1,390
TopBuild Corp *	2,121	234
Universal Electronics Inc *	2,032	113
Williams-Sonoma Inc	9,714	674
Wingstop Inc	3,516	281
Winmark Corp	353	62
Wyndham Destinations Inc	4,578	222
Yum China Holdings Inc	42,018	1,871
Yum! Brands Inc	17,493	1,761
Zumiez Inc *	3,007	89

		80,863

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 8.3%
BJ’s Wholesale Club Holdings Inc *	3,229	$76
Boston Beer Co Inc/The, Cl A *	1,238	476
Bunge Ltd	21,167	1,130
Church & Dwight Co Inc	17,773	1,248
Clorox Co/The	9,127	1,353
Coca-Cola Co/The	29,867	1,595
Colgate-Palmolive Co	22,812	1,547
Costco Wholesale Corp	7,175	2,151
elf Beauty Inc *	4,095	68
Estee Lauder Cos Inc/The, Cl A	41,439	8,100
General Mills Inc	7,223	385
Hershey Co/The	12,497	1,852
Hostess Brands Inc, Cl A *	32,848	442
Ingredion Inc	1,679	140
Inter Parfums Inc	2,607	184
Kimberly-Clark Corp	13,170	1,796
Monster Beverage Corp *	15,192	909
Nu Skin Enterprises Inc, Cl A	13,237	506
PepsiCo Inc	45,300	6,153
Performance Food Group Co *	30,130	1,418
Philip Morris International Inc	54,550	4,524
Procter & Gamble Co/The	116,036	14,163
Simply Good Foods Co/The *	9,221	255
Sysco Corp	50,383	4,058
Tyson Foods Inc, Cl A	3,210	289
Universal Corp/VA	2,302	120
Walmart Inc	100,230	11,936
WD-40 Co	1,187	229
Weis Markets Inc	1,805	72

		67,175

Energy — 3.1%
Arch Coal Inc	6,711	497
Cabot Oil & Gas Corp, Cl A	17,006	271
Cactus Inc, Cl A	5,722	173
Chevron Corp	31,252	3,660
ConocoPhillips	158,985	9,530
CVR Energy Inc	4,488	195
Delek US Holdings Inc	8,903	305
DHT Holdings Inc	13,344	98
DMC Global Inc	338	16
Dorian LPG Ltd *	4,221	61
Dril-Quip Inc *	2,256	95
EOG Resources Inc	6,214	441
Exxon Mobil Corp	35,524	2,420
Helix Energy Solutions Group Inc *	21,054	175
Hess Corp	4,088	254
HollyFrontier Corp	18,938	976
Phillips 66	51,474	5,905

		25,072

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 15.0%
Aflac Inc	26,642	$1,461
Alleghany Corp *	1,221	952
Allstate Corp/The	16,754	1,866
Ally Financial Inc	20,610	656
American International Group Inc	23,116	1,217
Apollo Commercial Real Estate Finance Inc	10,202	186
Arch Capital Group Ltd *	34,760	1,459
Artisan Partners Asset Management Inc, Cl A	9,957	295
Associated Banc-Corp	41,859	897
AXA Equitable Holdings Inc	54,551	1,350
Axis Capital Holdings Ltd	20,774	1,229
Bancorp Inc/The *	13,810	153
Bank of America Corp	6,959	232
Bank of New York Mellon Corp/The	102,100	5,000
Bridge Bancorp Inc	2,452	80
Brightsphere Investment Group Inc	10,427	100
Cambridge Bancorp	1,690	132
Cannae Holdings Inc *	10,229	384
Capital One Financial Corp	69,540	6,955
Capitol Federal Financial Inc	11,468	163
CBTX Inc	2,582	76
Cincinnati Financial Corp	11,676	1,250
CIT Group Inc	25,464	1,159
Citigroup Inc	180,226	13,539
Civista Bancshares Inc	4,213	91
Cohen & Steers Inc	9,583	643
Columbia Financial Inc *	8,019	134
Cowen Inc, Cl A *	2,773	43
Diamond Hill Investment Group Inc *	859	117
Encore Capital Group Inc *	1,323	48
Enova International Inc *	4,949	114
Everest Re Group Ltd	3,348	908
Exantas Capital Corp ‡	4,090	49
FactSet Research Systems Inc	3,281	852
Federated Investors Inc, Cl B	41,018	1,375
FGL Holdings	51,028	466
Fidelity National Financial Inc	12,438	592
Fifth Third Bancorp	206,288	6,228
Financial Institutions Inc	1,638	53
First Hawaiian Inc	20,013	571
First Internet Bancorp	25	1
Flagstar Bancorp Inc	6,170	230
Flushing Financial Corp	7,412	157
Franklin Resources Inc	8,453	232
Hanover Insurance Group Inc/The	3,449	469
Hartford Financial Services Group Inc/The	20,142	1,246
Health Insurance Innovations Inc, Cl A *	854	15
HomeStreet Inc *	8,397	268
JPMorgan Chase & Co	67,966	8,955
Kearny Financial Corp/MD	7,123	100
Kemper Corp	1,933	143

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Legg Mason Inc	36,661	$1,433
Loews Corp	22,935	1,167
LPL Financial Holdings Inc	12,406	1,146
Meridian Bancorp Inc	4,166	84
Meta Financial Group Inc	1,489	53
MetLife Inc	130,319	6,504
Metropolitan Bank Holding Corp *	2,786	126
MFA Financial Inc ‡	107,119	821
MGIC Investment Corp	32,109	463
Mr Cooper Group Inc *	11,553	155
Navient Corp	30,694	441
New York Community Bancorp Inc	172,092	2,051
Nicolet Bankshares Inc *	1,277	93
NMI Holdings Inc, Cl A *	8,647	290
OceanFirst Financial Corp	4,390	105
OneMain Holdings Inc, Cl A	9,863	425
PennyMac Financial Services Inc	3,756	129
PennyMac Mortgage Investment Trust ‡	8,969	207
Progressive Corp/The	7,346	537
Prudential Financial Inc	49,021	4,589
Radian Group Inc	30,805	796
Reinsurance Group of America Inc, Cl A	6,326	1,047
RenaissanceRe Holdings Ltd	4,091	770
S&P Global Inc	10,148	2,686
Santander Consumer USA Holdings Inc	14,183	334
SLM Corp	64,506	550
Southern National Bancorp of Virginia Inc	3,125	50
Synchrony Financial	190,293	7,119
T Rowe Price Group Inc	100,112	12,370
Third Point Reinsurance Ltd *	13,161	126
TPG RE Finance Trust Inc	4,312	87
Travelers Cos Inc/The	10,684	1,461
Unum Group	17,806	547
US Bancorp	69,413	4,167
Voya Financial Inc	37,724	2,199
Waddell & Reed Financial Inc, Cl A	17,025	275
Wells Fargo & Co	13,628	742
White Mountains Insurance Group Ltd	269	298
WR Berkley Corp	12,565	854

		122,188

Health Care — 14.8%
AbbVie Inc	9,819	861
Agilent Technologies Inc	24,296	1,962
Alexion Pharmaceuticals Inc *	8,005	912
Align Technology Inc *	862	239
AmerisourceBergen Corp, Cl A	22,315	1,962
Amgen Inc	50,303	11,807
Antares Pharma Inc *	24,500	116
Baxter International Inc	126,474	10,367
BioDelivery Sciences International Inc *	12,659	86
Biogen Inc *	18,778	5,630

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	131,758	$7,502
Bruker Corp	15,259	781
Cardinal Health Inc	48,115	2,648
Cerner Corp	16,983	1,216
Chemed Corp	1,355	583
Corcept Therapeutics Inc *	4,396	56
DaVita Inc *	5,876	422
DENTSPLY SIRONA Inc	2,784	157
Edwards Lifesciences Corp *	444	109
Eli Lilly & Co	11,024	1,294
Exact Sciences Corp *	1,467	119
Gilead Sciences Inc	46,427	3,122
IDEXX Laboratories Inc *	1,990	501
Incyte Corp *	9,177	864
Ironwood Pharmaceuticals Inc, Cl A *	4,109	49
Jazz Pharmaceuticals PLC *	10,826	1,636
Johnson & Johnson	60,485	8,316
Laboratory Corp of America Holdings *	7,682	1,324
MannKind Corp *	5,141	6
Masimo Corp *	3,336	517
McKesson Corp	51,407	7,436
Medpace Holdings Inc *	4,157	319
Medtronic PLC	40,766	4,541
Merck & Co Inc	156,034	13,603
Molina Healthcare Inc *	2,145	291
National HealthCare Corp	1,367	116
Novocure Ltd *	5,639	520
Penumbra Inc *	1,878	332
Pfizer Inc	182,525	7,031
Premier Inc, Cl A *	12,183	433
STAAR Surgical Co *	3,207	118
Tactile Systems Technology Inc *	2,651	170
Triple-S Management Corp, Cl B *	2,894	55
UnitedHealth Group Inc	25,306	7,082
Vanda Pharmaceuticals Inc *	7,887	132
Varian Medical Systems Inc *	19,212	2,569
Veeva Systems Inc, Cl A *	18,128	2,704
Veracyte Inc *	2,185	63
Vertex Pharmaceuticals Inc *	11,986	2,658
Waters Corp *	14,890	3,307
WellCare Health Plans Inc *	3,096	997
Zimmer Biomet Holdings Inc	2,069	301
Zoetis Inc, Cl A	3,715	448

		120,390

Industrials — 10.0%
3M Co	9,418	1,599
Aerojet Rocketdyne Holdings Inc *	20,114	889
AGCO Corp	10,187	796
Allison Transmission Holdings Inc, Cl A	26,393	1,277
ArcBest Corp	5,349	154
Arconic Inc	59,243	1,834

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Armstrong World Industries Inc	6,546	$629
Atkore International Group Inc *	7,003	292
Barrett Business Services Inc	1,168	103
BMC Stock Holdings Inc *	27,810	823
Brady Corp, Cl A	19,566	1,115
Carlisle Cos Inc	18,741	2,923
CH Robinson Worldwide Inc	11,770	905
Cintas Corp	7,223	1,857
Copa Holdings SA, Cl A	780	81
Costamare Inc	7,443	61
CRA International Inc	1,171	60
CSW Industrials Inc	3,519	260
Cummins Inc	4,110	752
Deluxe Corp	11,677	596
EMCOR Group Inc	14,604	1,299
Emerson Electric Co	10,803	798
Ennis Inc	6,170	127
Enphase Energy Inc *	10,504	230
Expeditors International of Washington Inc	86,076	6,435
FTI Consulting Inc *	6,538	713
Generac Holdings Inc *	9,089	895
GMS Inc *	4,843	150
Great Lakes Dredge & Dock Corp *	25,526	273
HEICO Corp	2,831	368
HEICO Corp, Cl A	4,246	426
Herman Miller Inc	23,302	1,113
Honeywell International Inc	36,881	6,585
Hubbell Inc, Cl B	4,737	696
IDEX Corp	5,991	975
Illinois Tool Works Inc	9,833	1,714
John Bean Technologies Corp	4,688	514
Johnson Controls International PLC	42,765	1,832
Kaman Corp	2,408	153
Kimball International Inc, Cl B	15,155	324
Kratos Defense & Security Solutions Inc *	6,625	120
L3Harris Technologies Inc	8,623	1,734
Landstar System Inc	13,452	1,499
Lennox International Inc	3,068	785
Lockheed Martin Corp	4,356	1,703
ManpowerGroup Inc	15,419	1,428
MasTec Inc *	5,108	339
PACCAR Inc	108,109	8,797
Powell Industries Inc	1,349	56
Raytheon Co	18,607	4,046
Republic Services Inc, Cl A	18,624	1,651
Robert Half International Inc	31,577	1,838
Rockwell Automation Inc	5,352	1,048
Simpson Manufacturing Co Inc	10,074	818
Snap-on Inc	4,390	704
Southwest Airlines Co	13,504	778
Spartan Motors Inc	5,175	92
SPX Corp *	6,628	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steelcase Inc, Cl A	28,384	$514
Sterling Construction Co Inc *	3,955	58
Thomson Reuters Corp	7,324	517
Toro Co/The	8,074	631
TransUnion	928	80
TrueBlue Inc *	5,076	118
UniFirst Corp/MA	5,599	1,155
United Airlines Holdings Inc *	22,607	2,098
United Technologies Corp	22,452	3,331
Vectrus Inc *	2,968	151
Waste Management Inc	14,760	1,667
WW Grainger Inc	1,039	329

		81,028

Information Technology — 23.6%
Acacia Communications Inc *	4,135	276
Accenture PLC, Cl A	37,487	7,541
Amdocs Ltd	17,382	1,205
Amkor Technology Inc *	6,655	80
Amphenol Corp, Cl A	11,983	1,246
Apple Inc	64,988	17,368
Applied Materials Inc	9,801	567
Aspen Technology Inc *	10,438	1,309
Automatic Data Processing Inc	8,068	1,378
Avnet Inc	27,880	1,133
Benchmark Electronics Inc	10,370	357
Booz Allen Hamilton Holding Corp, Cl A	11,916	867
Cadence Design Systems Inc *	23,551	1,654
Cardtronics PLC *	5,617	237
ChannelAdvisor Corp *	3,594	34
Ciena Corp *	23,463	891
Cirrus Logic Inc *	4,109	295
Cisco Systems Inc	225,245	10,206
Citrix Systems Inc	44,668	5,039
Cognizant Technology Solutions Corp, Cl A	55,162	3,536
CSG Systems International Inc	8,787	503
Dell Technologies Inc, Cl C *	22,976	1,114
Diebold Nixdorf Inc *	7,497	55
Digital Turbine Inc *	12,113	108
Diodes Inc *	133	6
Dolby Laboratories Inc, Cl A	16,126	1,111
EVERTEC Inc	9,089	295
Fortinet Inc *	20,301	2,134
GoDaddy Inc, Cl A *	1,281	85
Harmonic Inc *	10,781	89
Hewlett Packard Enterprise Co	64,936	1,028
HP Inc	339,947	6,826
Intel Corp	169,898	9,863
International Business Machines Corp	40,727	5,476
Intuit Inc	35,437	9,174
Itron Inc *	5,175	414
Jabil Inc	42,322	1,644

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates Inc	5,913	$898
Keysight Technologies Inc *	18,554	1,986
KLA Corp	3,450	565
Lam Research Corp	21,011	5,606
Lattice Semiconductor Corp *	17,182	325
Leidos Holdings Inc	13,618	1,237
Mastercard Inc, Cl A	10,537	3,079
MAXIMUS Inc	2,648	198
Micron Technology Inc *	56,840	2,700
Microsoft Corp	217,020	32,853
Motorola Solutions Inc	8,646	1,446
National Instruments Corp	2,578	109
NetApp Inc	64,559	3,912
NIC Inc	12,495	284
OneSpan Inc *	4,971	93
Oracle Corp	211,058	11,849
OSI Systems Inc *	2,499	249
PayPal Holdings Inc *	27,819	3,005
Perficient Inc *	4,860	205
Qorvo Inc *	12,460	1,298
QUALCOMM Inc	3,007	251
SPS Commerce Inc *	5,042	284
Sykes Enterprises Inc *	8,005	281
Tech Data Corp *	14,712	2,132
Teradyne Inc	33,820	2,117
Texas Instruments Inc	6,383	767
TTEC Holdings Inc	2,068	95
Universal Display Corp	5,352	1,039
VeriSign Inc *	15,744	3,003
Viavi Solutions Inc *	34,882	524
Visa Inc, Cl A	35,202	6,495
VMware Inc, Cl A *	5,683	884
Western Union Co/The	152,573	4,101
Xerox Holdings Corp	71,468	2,782
Xperi Corp	3,582	71
Zebra Technologies Corp, Cl A *	1,083	272

		192,139

Materials — 2.2%
Air Products & Chemicals Inc	4,735	1,119
Avery Dennison Corp	6,865	895
Axalta Coating Systems Ltd *	31,269	890
Ball Corp	20,997	1,387
Domtar Corp	15,306	571
Ecolab Inc	6,742	1,259
FMC Corp	420	41
Graphic Packaging Holding Co	25,690	418
Innospec Inc	3,671	361
Koppers Holdings Inc *	2,850	106
Linde PLC	11,765	2,426
Materion Corp	706	42
NewMarket Corp	1,085	536

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nucor Corp	39,048	$2,201
PPG Industries Inc	9,441	1,216
PQ Group Holdings Inc *	3,184	50
Reliance Steel & Aluminum Co	21,386	2,523
Scotts Miracle-Gro Co/The, Cl A	2,121	214
Silgan Holdings Inc	5,958	184
Sonoco Products Co	7,559	458
Stepan Co	5,428	526
Warrior Met Coal Inc	10,388	213
WR Grace & Co	2,275	152

		17,788

Real Estate — 3.0%
American Homes 4 Rent, Cl A ‡	10,251	274
Brandywine Realty Trust ‡	17,571	271
CBRE Group Inc, Cl A *	2,572	147
CorEnergy Infrastructure Trust Inc ‡	3,200	142
Cushman & Wakefield PLC *	7,057	137
Duke Realty Corp ‡	12,495	440
EastGroup Properties Inc ‡	4,599	626
Equity Commonwealth *‡	43,241	1,420
Essential Properties Realty Trust Inc ‡	5,368	140
First Industrial Realty Trust Inc ‡	2,968	126
Four Corners Property Trust Inc ‡	5,779	164
Healthcare Trust of America Inc, Cl A ‡	5,779	175
Investors Real Estate Trust ‡	1,767	137
Invitation Homes Inc ‡	72,202	2,204
Lexington Realty Trust, Cl B ‡	34,706	385
Liberty Property Trust ‡	7,341	452
Medical Properties Trust Inc ‡	97,971	2,034
Mid-America Apartment Communities Inc ‡	2,148	292
Newmark Group Inc, Cl A	21,738	284
Paramount Group Inc ‡	49,488	672
Piedmont Office Realty Trust Inc, Cl A ‡	14,917	330
Prologis Inc ‡	60,827	5,569
PS Business Parks Inc ‡	1,215	215
Public Storage ‡	354	75
Realty Income Corp ‡	1,836	141
RMR Group Inc/The, Cl A	2,341	110
Safehold Inc ‡	1,489	61
SBA Communications Corp, Cl A ‡	3,005	711
SL Green Realty Corp ‡	1,953	167
Spirit Realty Capital Inc ‡	6,794	356
STORE Capital Corp ‡	34,763	1,415
UDR Inc ‡	2,938	141
Ventas Inc ‡	12,263	715
VEREIT Inc ‡	285,782	2,789
Weingarten Realty Investors ‡	456	14
Welltower Inc ‡	11,369	961
Weyerhaeuser Co ‡	7,810	230

		24,522

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.1%
AES Corp/VA	46,813	$885
CenterPoint Energy Inc	16,657	409
Exelon Corp	128,879	5,722
Portland General Electric Co	18,626	1,034
UGI Corp	16,986	740
Vistra Energy Corp	11,192	297

		9,087

Total Common Stock (Cost $692,089) ($ Thousands)		801,239

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	6,192	13

Total Rights (Cost $13) ($ Thousands)		13

Total Investments in Securities — 98.5% (Cost $692,102) ($ Thousands)		$801,252

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	53	Dec-2019	$8,208	$8,330	$122

Percentages are based on Net Assets of $813,579 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	801,239	–	–	801,239
Right	13	–	–	13

Total Investments in Securities	801,252	–	–	801,252

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	122	–	–	122

Total Other Financial Instruments	122	–	–	122

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Equity Factor Allocation Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain /(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,467	$ 154,287	$(178,754)	$—	$—	$—	—	$57	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 8.6%
AT&T Inc	489,800	$18,309
BCE Inc	86,000	4,140
Cable One Inc	4,781	7,339
China Mobile Ltd ADR	87,300	3,294
Cinemark Holdings Inc	142,783	4,836
Cogeco Communications Inc	13,400	1,157
Comcast Corp, Cl A	287,600	12,697
Emerald Expositions Events Inc	26,260	263
Fluent Inc *	35,285	58
Hemisphere Media Group Inc, Cl A *	839	12
IAC/InterActiveCorp *	9,438	2,102
John Wiley & Sons Inc, Cl A	9,754	461
Liberty Latin America Ltd, Cl A *	6,038	107
Madison Square Garden Co/The, Cl A *	13,437	3,786
National CineMedia Inc	11,719	79
Nippon Telegraph & Telephone Corp ADR	86,900	4,386
NTT DOCOMO Inc ADR	146,600	4,023
Omnicom Group Inc	151,061	12,006
SK Telecom Co Ltd ADR	172,800	3,961
Tribune Publishing Co	2,874	36
Verizon Communications Inc	479,028	28,857
Walt Disney Co/The	7,750	1,175

		113,084

Consumer Discretionary — 6.7%
1-800-Flowers.com Inc, Cl A *	2,064	28
Aaron’s Inc	5,312	310
Adtalem Global Education Inc *	2,776	94
AutoZone Inc *	12,200	14,371
Bright Horizons Family Solutions Inc *	12,546	1,888
Brinker International Inc	99,200	4,444
Callaway Golf Co	6,379	133
Canadian Tire Corp Ltd, Cl A	51,400	5,989
Cavco Industries Inc *	299	60
Cheesecake Factory Inc/The	16,304	711
Churchill Downs Inc	4,567	594
Chuy’s Holdings Inc *	2,344	68
Collectors Universe Inc	5,538	145
Cracker Barrel Old Country Store Inc	5,390	829
Del Taco Restaurants Inc *	13,375	100
eBay Inc	45,633	1,621
Ford Motor Co	642,400	5,820
frontdoor Inc *	11,924	540
Gentex Corp	21,873	621
Graham Holdings Co, Cl B	2,803	1,770
Grand Canyon Education Inc *	10,190	868
H&R Block Inc	71,296	1,738
J Alexander’s Holdings Inc *	1,114	12
Kohl’s Corp	74,400	3,497
Lululemon Athletica Inc *	9,479	2,139
MasterCraft Boat Holdings Inc *	2,234	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regis Corp *	2,719	$44
Ross Stores Inc	12,364	1,436
Ruth’s Hospitality Group Inc	8,575	200
ServiceMaster Global Holdings Inc *	4,812	189
Six Flags Entertainment Corp	20,451	889
Target Corp	227,200	28,402
Texas Roadhouse Inc, Cl A	2,218	128
Toyota Motor Corp ADR	32,600	4,571
Tupperware Brands Corp	19,714	167
Ulta Beauty Inc *	14,254	3,333

		87,786

Consumer Staples — 12.5%
Altria Group Inc	326,464	16,225
Baudax Bio *	1,729	9
Calavo Growers Inc	6,242	557
Cal-Maine Foods Inc	3,660	159
Clorox Co/The	30,988	4,593
Coca-Cola Co/The	147,403	7,871
Colgate-Palmolive Co	4,678	317
Costco Wholesale Corp	17,047	5,111
Flowers Foods Inc	114,300	2,461
Freshpet Inc *	1,777	95
General Mills Inc	105,368	5,618
Hershey Co/The	46,372	6,870
Hostess Brands Inc, Cl A *	28,891	389
Ingredion Inc	46,100	3,834
J&J Snack Foods Corp	3,485	645
JM Smucker Co/The	131,123	13,780
John B Sanfilippo & Son Inc	1,360	133
Kellogg Co	92,200	6,004
Kimberly-Clark Corp	57,500	7,840
Kroger Co/The	418,000	11,428
Lamb Weston Holdings Inc	66,221	5,561
Lancaster Colony Corp	6,499	1,027
Landec Corp *	4,564	52
MGP Ingredients Inc	10,906	498
PepsiCo Inc	51,146	6,947
Performance Food Group Co *	16,083	757
Philip Morris International Inc	55,055	4,566
Simply Good Foods Co/The *	2,845	79
Sysco Corp	27,367	2,204
Tootsie Roll Industries Inc	7,500	258
Tyson Foods Inc, Cl A	225,904	20,307
Universal Corp/VA	6,396	334
Walgreens Boots Alliance Inc	155,800	9,286
Walmart Inc	147,100	17,518

		163,333

Energy — 2.6%
Arch Coal Inc	4,051	300
Baker Hughes, Cl A	31,755	712

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cactus Inc, Cl A	9,166	$277
Chevron Corp	69,100	8,094
Dorian LPG Ltd *	4,138	60
Exxon Mobil Corp	77,900	5,307
NACCO Industries Inc, Cl A	1,599	75
Par Pacific Holdings Inc *	30,727	765
Phillips 66	97,000	11,128
REX American Resources Corp *	1,363	125
Valero Energy Corp	82,400	7,868

		34,711

Financials — 16.5%
ACNB Corp	707	25
Aflac Inc	322,800	17,702
AG Mortgage Investment Trust Inc ‡	1,368	21
Allstate Corp/The	189,100	21,056
American Financial Group Inc/OH	140,001	15,360
American National Insurance Co	13,130	1,549
Annaly Capital Management Inc ‡	1,122,200	10,470
Apollo Commercial Real Estate Finance Inc	258,351	4,720
Arch Capital Group Ltd *	80,646	3,385
Ares Commercial Real Estate Corp	11,694	183
ARMOUR Residential Inc ‡	25,283	436
Assurant Inc	16,542	2,198
Assured Guaranty Ltd	99,900	4,960
B. Riley Financial Inc	4,019	117
Bank of Hawaii Corp	4,551	410
Bank of NT Butterfield & Son Ltd/The	20,823	719
Baycom Corp *	2,265	50
BB&T Corp	51,900	2,840
BCB Bancorp Inc	6,000	81
Berkshire Hathaway Inc, Cl B *	96,300	21,215
Blackstone Mortgage Trust Inc, Cl A ‡	21,410	784
Canadian Imperial Bank of Commerce	50,500	4,390
Cannae Holdings Inc *	1,654	62
Capitol Federal Financial Inc	21,608	306
Cboe Global Markets Inc	56,002	6,659
Century Bancorp Inc/MA, Cl A	1,445	126
Civista Bancshares Inc	3,060	66
CME Group Inc, Cl A	31,110	6,307
CNA Financial Corp	72,000	3,220
Community Bankers Trust Corp	12,396	108
Community Financial Corp/The	121	4
Crawford & Co, Cl A	4,403	48
Employers Holdings Inc	1,991	86
Exantas Capital Corp ‡	9,860	119
FBL Financial Group Inc, Cl A	1,362	78
FGL Holdings	19,878	182
First Bancshares Inc/The	986	33
First Business Financial Services Inc	1,975	49
Focus Financial Partners Inc, Cl A *	11,071	311
Global Indemnity Ltd	1,265	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Granite Point Mortgage Trust Inc	31,596	$574
Hanover Insurance Group Inc/The	12,035	1,636
Hartford Financial Services Group Inc/The	104,800	6,483
HomeTrust Bancshares Inc	4,794	125
Horace Mann Educators Corp	15,779	685
Houlihan Lokey Inc, Cl A	7,822	373
Invesco Mortgage Capital Inc	6,836	111
Investar Holding Corp	568	14
Janus Henderson Group PLC	38,142	969
JPMorgan Chase & Co	57,600	7,589
Kinsale Capital Group Inc	7,049	714
KKR Real Estate Finance Trust Inc	5,178	105
Loblaw Cos Ltd	76,100	4,102
Macatawa Bank Corp	1,014	11
MarketAxess Holdings Inc	11,747	4,744
Merchants Bancorp/IN	1,663	30
Mercury General Corp	11,902	583
MFA Financial Inc ‡	928,999	7,116
Moelis & Co, Cl A	183	6
Morningstar Inc	9,883	1,553
MVB Financial	2,367	50
National Bank of Canada	73,600	3,943
National General Holdings Corp	19,317	411
Nicolet Bankshares Inc *	4,126	299
Northeast Bank	12,337	266
Old Second Bancorp Inc	1,394	17
OP Bancorp	2,447	24
Orrstown Financial Services Inc	7,677	168
Parke Bancorp Inc	3,058	73
PCSB Financial Corp	13,753	281
Peoples Bancorp of North Carolina Inc	429	14
PNC Financial Services Group Inc/The	9,902	1,517
Popular Inc	10,251	567
Ready Capital Corp	17,951	283
Reinsurance Group of America Inc, Cl A	28,600	4,732
Riverview Bancorp Inc	3,807	28
Safety Insurance Group Inc	5,732	560
Signature Bank/New York NY	872	108
SmartFinancial Inc	1,157	26
Southern National Bancorp of Virginia Inc	9,148	146
Starwood Property Trust Inc ‡	348,401	8,536
Stewart Information Services Corp	6,121	262
Stock Yards Bancorp Inc	1,481	61
TFS Financial Corp	6,993	142
Third Point Reinsurance Ltd *	42,364	405
Timberland Bancorp Inc/WA	9,702	288
Toronto-Dominion Bank/The	75,600	4,359
TPG RE Finance Trust Inc	24,895	504
Travelers Cos Inc/The	29,100	3,979
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	87
US Bancorp	158,300	9,503

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veritex Holdings Inc	20,054	$522
Virtu Financial Inc, Cl A	30,054	499
Waterstone Financial Inc	2,139	40
Wells Fargo & Co	87,200	4,749
WesBanco Inc	2,115	77
WR Berkley Corp	13,889	944

		216,470

Health Care — 10.3%
AbbVie Inc	71,100	6,238
Amgen Inc	30,300	7,112
Amphastar Pharmaceuticals Inc *	12,377	241
Anika Therapeutics Inc *	8,320	481
Anthem Inc	2,646	764
Bio-Rad Laboratories Inc, Cl A *	12,647	4,672
Bristol-Myers Squibb Co	171,700	9,777
Chemed Corp	4,411	1,897
Computer Programs & Systems Inc	2,392	64
Eli Lilly & Co	58,000	6,806
Emergent BioSolutions Inc *	3,739	205
Enzo Biochem Inc *	22,169	59
Gilead Sciences Inc	116,108	7,807
Haemonetics Corp *	4,913	592
HCA Healthcare Inc	62,100	8,611
Johnson & Johnson	179,700	24,707
Joint Corp/The *	4,034	77
LeMaitre Vascular Inc	15,123	538
Merck & Co Inc	281,400	24,532
Meridian Bioscience Inc	20,929	191
Myriad Genetics Inc *	8,153	210
Patterson Cos Inc	6,796	132
Pfizer Inc	647,500	24,942
Phibro Animal Health Corp, Cl A	18,518	449
Prestige Consumer Healthcare Inc *	8,186	309
Quest Diagnostics Inc	6,298	671
Recro Pharma Inc *	4,323	71
Tivity Health Inc *	1,366	31
US Physical Therapy Inc	1,378	161
Veracyte Inc *	1,080	31
West Pharmaceutical Services Inc	18,015	2,649
Zynex Inc	12,568	132

		135,159

Industrials — 10.1%
Allison Transmission Holdings Inc, Cl A	179,500	8,688
BWX Technologies Inc	58,928	3,543
Carlisle Cos Inc	15,034	2,345
Comfort Systems USA Inc	1,265	65
Crane Co	15,311	1,272
Cummins Inc	33,700	6,162
Curtiss-Wright Corp	14,947	2,052
Eaton Corp PLC	102,400	9,472

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forrester Research Inc	2,078	$83
General Dynamics Corp	1,605	292
HEICO Corp, Cl A	10,702	1,075
Heidrick & Struggles International Inc	2,040	63
Honeywell International Inc	13,005	2,322
Huntington Ingalls Industries Inc	38,084	9,585
Insperity Inc	5,195	404
Lawson Products Inc/DE *	998	51
Lockheed Martin Corp	17,031	6,660
Luxfer Holdings PLC	4,362	76
MSC Industrial Direct Co Inc, Cl A	4,459	327
National Presto Industries Inc	4,186	372
Northrop Grumman Corp	3,686	1,297
Omega Flex Inc	926	89
Raytheon Co	77,124	16,768
Republic Services Inc, Cl A	250,206	22,181
SkyWest Inc	515	32
SP Plus Corp *	727	32
Toro Co/The	56,493	4,417
United Technologies Corp	76,600	11,363
Vectrus Inc *	10,278	524
Waste Management Inc	183,580	20,728

		132,340

Information Technology — 15.0%
Agilysys Inc *	3,281	83
Amdocs Ltd	380,991	26,403
Apple Inc	30,900	8,258
Automatic Data Processing Inc	8,950	1,529
Booz Allen Hamilton Holding Corp, Cl A	87,578	6,372
Canon Inc ADR	94,900	2,623
CDK Global Inc	79,188	4,241
CDW Corp/DE	24,601	3,322
Cisco Systems Inc	419,500	19,008
Citrix Systems Inc	40,178	4,532
Corning Inc	138,500	4,022
CSG Systems International Inc	115,832	6,624
Dolby Laboratories Inc, Cl A	3,011	207
Ebix Inc	10,245	356
F5 Networks Inc *	35,600	5,187
FLIR Systems Inc	28,064	1,503
Genpact Ltd	142,489	5,799
Intel Corp	452,000	26,239
International Business Machines Corp	89,200	11,993
Jack Henry & Associates Inc	3,312	503
ManTech International Corp/VA, Cl A	5,029	390
Maxim Integrated Products Inc	7,191	408
Motorola Solutions Inc	50,214	8,401
MTS Systems Corp	3,567	162
National Instruments Corp	99,522	4,192
NVE Corp	1,291	82
Oracle Corp	411,100	23,079

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	81,966	$7,059
Perspecta Inc	2,150	59
PRGX Global Inc *	3,016	14
Progress Software Corp	13,778	579
QAD Inc, Cl A	1,686	86
Science Applications International Corp	8,377	715
SecureWorks Corp, Cl A *	4,505	51
SPS Commerce Inc *	3,248	183
Sykes Enterprises Inc *	4,403	155
TTEC Holdings Inc	3,563	164
Western Union Co/The	430,200	11,564
Xperi Corp	17,339	343

		196,490

Materials — 3.0%
AptarGroup Inc	9,871	1,107
Ardagh Group SA, Cl A	11,076	206
Avery Dennison Corp	8,170	1,065
Eastman Chemical Co	62,390	4,889
Ecolab Inc	34,195	6,383
Gold Resource Corp	90,846	405
Hawkins Inc	2,052	85
Materion Corp	2,217	130
NewMarket Corp	697	344
Newmont Goldcorp Corp	103,508	3,975
Reliance Steel & Aluminum Co	22,802	2,690
Royal Gold Inc	36,726	4,307
Scotts Miracle-Gro Co/The, Cl A	1,551	157
Sealed Air Corp	120,900	4,562
Silgan Holdings Inc	106,000	3,266
Sonoco Products Co	96,386	5,834
Valvoline Inc	11,330	257

		39,662

Real Estate — 3.8%
Apple Hospitality Inc ‡	311,033	5,057
CareTrust Inc ‡	13,549	283
CoreCivic Inc ‡	28,880	438
Gaming and Leisure Properties Inc ‡	154,200	6,507
GEO Group Inc/The ‡	28,206	391
Gladstone Commercial Corp ‡	3,308	75
Global Medical REIT Inc ‡	8,853	123
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	9,055	266
Mack-Cali Realty Corp ‡	17,301	370
Maui Land & Pineapple Co Inc *	1,950	22
National Health Investors Inc ‡	53,702	4,349
NexPoint Residential Trust Inc ‡	544	26
Omega Healthcare Investors Inc ‡	140,100	5,888
One Liberty Properties Inc ‡	2,218	61
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	5,012
PS Business Parks Inc ‡	5,971	1,055

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Properties of America Inc, Cl A ‡	248,400	$3,535
RMR Group Inc/The, Cl A	364	17
St Joe Co/The *	68	1
Terreno Realty Corp ‡	20,670	1,193
VEREIT Inc ‡	914,100	8,922
VICI Properties Inc ‡	248,988	6,158

		49,749

Utilities — 9.1%
ALLETE Inc	8,574	687
Ameren Corp	14,460	1,075
American Electric Power Co Inc	123,938	11,322
Atlantic Power Corp *	66,836	158
Avista Corp	12,213	577
CenterPoint Energy Inc	91,147	2,239
Chesapeake Utilities Corp	7,671	699
CMS Energy Corp	92,263	5,656
Consolidated Edison Inc	81,945	7,120
Dominion Energy Inc	3,364	280
DTE Energy Co	107,366	13,414
Edison International	118,100	8,161
Entergy Corp	137,900	16,050
Exelon Corp	426,200	18,923
FirstEnergy Corp	98,200	4,683
Hawaiian Electric Industries Inc	77,367	3,379
IDACORP Inc	8,567	900
MGE Energy Inc	11,012	854
Northwest Natural Holding Co	16,757	1,152
NorthWestern Corp	10,130	725
ONE Gas Inc	7,933	705
Pinnacle West Capital Corp	80,600	7,044
PNM Resources Inc	12,663	613
Portland General Electric Co	141,792	7,871
Public Service Enterprise Group Inc	55,800	3,309
Southwest Gas Holdings Inc	5,383	408
Spire Inc	10,622	822
Unitil Corp	13,129	801

		119,627

Total Common Stock (Cost $1,003,457) ($ Thousands)		1,288,411

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 1.530% **†	19,424,609	$19,425

Total Cash Equivalent (Cost $19,425) ($ Thousands)		19,425

Total Investments in Securities — 99.7% (Cost $1,022,882) ($ Thousands)		$1,307,836

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	43	Dec-2019	$6,403	$6,759	$356

Percentages are based on Net Assets of $1,312,184 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,288,411	–	–	1,288,411
Cash Equivalent	19,425	–	–	19,425

Total Investments in Securities	1,307,836	–	–	1,307,836

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	356	–	–	356

Total Other Financial Instruments	356	–	–	356

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,926	$233,859	$(224,360)	$—	$—	$19,425	19,424,609	$342	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%
Australia — 3.0%
AGL Energy Ltd	605,003	$8,352
Alkane Resources Ltd *	116,713	44
Aurizon Holdings Ltd	654,778	2,560
AusNet Services	147,846	174
Boral Ltd	690,402	2,400
Chorus Ltd	33,872	128
CIMIC Group Ltd	31,814	724
Coca-Cola Amatil Ltd	879,721	6,772
Cochlear Ltd	38,443	6,084
Computershare Ltd	409,243	4,908
Crown Resorts Ltd	154,973	1,353
CSL Ltd	33,486	6,421
Evolution Mining Ltd	40,207	106
Flight Centre Travel Group Ltd	5,190	155
Harvey Norman Holdings Ltd	322,446	938
Mirvac Group ‡	2,693,100	6,139
Newcrest Mining Ltd	416,434	8,664
Northern Star Resources Ltd	13,957	91
Orica Ltd	2	–
Rio Tinto Ltd	128,028	8,391
South32 Ltd	843,083	1,540
Stockland ‡	2,056,500	7,025
Tabcorp Holdings Ltd	482,383	1,563
Telstra Corp Ltd	2,363,698	6,171
Treasury Wine Estates Ltd	131,583	1,664
Wesfarmers Ltd	42,040	1,205
Westgold Resources Ltd *	123,385	133
Woolworths Group Ltd	23,455	631

		84,336

Austria — 0.1%
Agrana Beteiligungs AG	8,400	170
Erste Group Bank AG	38,546	1,381
Flughafen Wien AG	4,508	187
Oberbank AG	175	18
Oesterreichische Post AG	15,411	560
Telekom Austria AG, Cl A	38,558	310
Verbund AG, Cl A	17,700	921
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,271	229

		3,776

Belgium — 0.5%
Ageas	186,638	11,211
Colruyt SA	44,027	2,282
Proximus SADP	37,879	1,144
Telenet Group Holding NV	1,378	62

		14,699

Bermuda — 0.1%
Arch Capital Group Ltd *	51,979	2,182

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canada — 5.5%
Argonaut Gold Inc *	40,700	$57
Atco Ltd/Canada, Cl I	61,451	2,331
B2Gold Corp	382,472	1,414
Bank of Montreal	156,393	12,036
Bank of Nova Scotia/The	106,000	5,981
BCE Inc	77,100	3,711
Canadian Imperial Bank of Commerce	31,429	2,732
Canadian Tire Corp Ltd, Cl A	59,100	6,886
Canadian Utilities Ltd, Cl A	90,088	2,649
Centerra Gold Inc *	323,100	2,763
CGI Inc, Cl A *	66,200	5,486
Constellation Software Inc/Canada	5,027	5,374
Cronos Group Inc *	9,600	65
Dundee Precious Metals Inc *	128,800	492
Emera Inc	60,154	2,474
Empire Co Ltd, Cl A	45,257	1,212
Fairfax Financial Holdings Ltd	9,900	4,472
First Capital Realty Inc ‡	20,800	338
George Weston Ltd	50,736	4,127
Gran Colombia Gold Corp *	18,400	66
Great-West Lifeco Inc	63,800	1,607
Guyana Goldfields Inc *	45,200	19
H&R Real Estate Investment Trust ‡	69,694	1,132
Hydro One Ltd	48,600	915
Kinross Gold Corp *	420,200	1,816
Kirkland Lake Gold Ltd	142,537	5,987
Loblaw Cos Ltd	194,800	10,501
Lululemon Athletica Inc *	21,280	4,803
Metro Inc/CN, Cl A	21,200	929
National Bank of Canada	125,700	6,733
OceanaGold Corp	438,503	875
Open Text Corp	26,200	1,141
Osisko Gold Royalties Ltd	215,182	1,892
Power Financial Corp	363,300	8,884
Quebecor Inc, Cl B	70,300	1,743
RioCan Real Estate Investment Trust ‡	94,473	1,930
Rogers Communications Inc, Cl B	157,096	7,619
Roxgold Inc *	50,400	32
Royal Bank of Canada	51,500	4,216
SEMAFO Inc *	289,466	608
SmartCentres Real Estate Investment Trust ‡	8,900	215
SSR Mining Inc *	64,376	1,001
Stantec Inc	25,800	685
TELUS Corp	319,201	12,052
Teranga Gold Corp *	29,544	127
Torex Gold Resources Inc *	76,286	1,148
Toronto-Dominion Bank/The	168,700	9,728
True North Commercial Real Estate Investment Trust ‡	9,800	54
Wesdome Gold Mines Ltd *	12,814	84

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamana Gold Inc	50,500	$183

		153,325

Denmark — 0.4%
Carlsberg A/S, Cl B	66,423	9,563

Finland — 0.1%
Aspo Oyj	27	–
Olvi Oyj, Cl A	1,886	84
Orion Oyj, Cl B	46,662	2,032

		2,116

France — 2.0%
BNP Paribas SA	2,920	164
Boiron SA	171	6
Cie des Alpes	2,525	82
Dassault Aviation SA	918	1,250
Engie SA	857,083	13,570
Eutelsat Communications SA	146,492	2,405
Fountaine Pajot SA	345	33
Peugeot SA	51,973	1,256
Sanofi	147,100	13,707
Societe BIC SA	53,400	3,680
TOTAL SA	244,300	12,833
Veolia Environnement SA	290,030	7,432

		56,418

Germany — 1.6%
adidas AG	22,238	6,933
Allianz SE	24,800	5,943
Bayerische Motoren Werke AG	45,600	3,685
Carl Zeiss Meditec AG	6,388	782
Deutsche Lufthansa AG	23,171	440
Deutsche Telekom AG	323,626	5,437
Fraport AG Frankfurt Airport Services Worldwide	40,600	3,461
McKesson Europe AG	1,563	45
METRO AG	149,542	2,411
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	37,175	10,682
MVV Energie AG	1,870	57
RHOEN-KLINIKUM AG	17,198	353
RTL Group SA	21,720	1,037
Talanx AG	60,400	2,881
Wuestenrot & Wuerttembergische AG	13,451	287

		44,434

Hong Kong — 2.2%
ASM Pacific Technology Ltd	89,800	1,172
Chevalier International Holdings Ltd	14,000	20
Chinney Investments Ltd	88,000	27
CK Hutchison Holdings Ltd	764,000	6,940
CK Infrastructure Holdings Ltd	579,425	3,923
CLP Holdings Ltd	1,116,191	11,507
Fountain SET Holdings Ltd	386,000	63

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hang Seng Bank Ltd	76,711	$1,564
HK Electric Investments & HK Electric Investments Ltd	1,795,021	1,759
HKT Trust & HKT Ltd	3,798,686	5,571
Hong Kong & China Gas Co Ltd	1,142,200	2,177
Hysan Development Co Ltd	108,684	410
Kerry Properties Ltd	1,389,500	4,482
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	128
Link REIT ‡	561,038	5,734
MTR Corp Ltd	732,843	4,110
Paliburg Holdings Ltd	104,000	34
PCCW Ltd	1,987,542	1,198
Power Assets Holdings Ltd	266,587	1,854
Regal Hotels International Holdings Ltd	98,000	51
Sun Hung Kai Properties Ltd	239,000	3,478
Sunlight Real Estate Investment Trust ‡	4,943	3
Techtronic Industries Co Ltd	301,000	2,263
Vitasoy International Holdings Ltd	248,000	954
Wing Tai Properties	18,000	11
Yue Yuen Industrial Holdings Ltd	990,500	2,929

		62,362

Ireland — 0.4%
Globe Life Inc	92,885	9,545
Jazz Pharmaceuticals PLC *	8,161	1,233

		10,778

Israel — 1.2%
Adgar Investment and Development Ltd	26,376	65
Airport City Ltd *	23,457	446
Alony Hetz Properties & Investments Ltd	37,709	565
Amot Investments Ltd	92,444	684
Bank Hapoalim BM	57,073	461
Bank Leumi Le-Israel BM	1,362,945	9,896
Bayside Land Corp	796	554
Big Shopping Centers Ltd	4,088	406
Carasso Motors Ltd	5,183	26
Check Point Software Technologies Ltd *	15,639	1,844
Dor Alon Energy in Israel 1988 Ltd	4,745	112
Freshmarket Ltd	9,465	23
Gazit-Globe Ltd	18,541	201
Industrial Buildings Corp Ltd *	33,276	89
Isras Investment Co Ltd	323	74
Malam - Team Ltd	731	136
Mediterranean Towers Ltd	54,382	174
Menivim- The New REIT Ltd ‡	31,170	21
Mizrahi Tefahot Bank Ltd	519,081	13,896
Nice Ltd *	3,187	483
Paz Oil Co Ltd	4,795	715
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	780
Shufersal Ltd	245,502	1,602

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Strauss Group Ltd	34,839	$1,091
Summit Real Estate Holdings Ltd	19,350	253

		34,597

Italy — 0.9%
A2A SpA	718,146	1,352
ACEA SpA	4,161	86
Assicurazioni Generali SpA	208,156	4,253
Enel SpA	1,905,606	14,405
Hera SpA	692,174	3,056
Iren SpA	885,046	2,746
Orsero SpA	7,800	51

		25,949

Japan — 10.1%
ABC-Mart Inc	30,500	2,030
Aeon Hokkaido Corp	18,800	136
AEON REIT Investment Corp ‡	161	224
Ahjikan Co Ltd	5,308	39
Alpen Co Ltd	16,900	281
Aohata Corp	124	3
Aozora Bank Ltd	85,300	2,172
Araya Industrial Co Ltd	3,800	50
Astellas Pharma Inc	856,100	14,599
Atsugi Co Ltd	21,950	165
Biofermin Pharmaceutical Co Ltd	1,300	28
Can Do Co Ltd	20,916	310
Canon Inc	339,500	9,394
C’BON COSMETICS Co Ltd	3,200	74
Choushimaru Co Ltd	14,500	170
Chubu Electric Power Co Inc	84,700	1,180
Chugoku Electric Power Co Inc/The	164,508	2,174
Chukyo Bank Ltd/The	371	8
Coco’s Japan Co Ltd	2,600	39
CRE Logistics REIT Inc ‡	21	27
Create Medic Co Ltd	3,300	32
Daiohs Corp	2,700	33
Daiwa Office Investment Corp ‡	51	383
DCM Holdings Co Ltd	83,500	809
DyDo Group Holdings Inc	16,496	694
Ebara Foods Industry Inc	1,700	34
EDION Corp	4,100	44
ESTELLE Holdings Co Ltd	6,000	37
Frontier Real Estate Investment Corp ‡	179	778
FUJIFILM Holdings Corp	183,100	8,648
Fujiya Co Ltd	9,400	186
Fukuoka REIT Corp ‡	160	272
Gourmet Kineya Co Ltd	6,500	70
Hakudo Co Ltd	6,000	80
Hitachi Ltd	525	21
Hoya Corp	42,772	3,902
Hulic Reit Inc ‡	83	153
Ichigo Hotel REIT Investment Corp ‡	69	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrial & Infrastructure Fund Investment Corp ‡	424	$663
ITOCHU Corp	440,400	9,603
Itochu-Shokuhin Co Ltd	953	45
Japan Airlines Co Ltd	217,500	6,757
Japan Excellent Inc ‡	361	610
Japan Logistics Fund Inc ‡	295	755
Japan Post Bank Co Ltd	236,500	2,289
Japan Post Holdings Co Ltd	888,400	8,348
Japan Prime Realty Investment Corp, Cl A ‡	248	1,129
Japan Real Estate Investment Corp, Cl A ‡	137	932
Japan Rental Housing Investments Inc ‡	593	589
Japan Retail Fund Investment Corp, Cl A ‡	420	956
Japan Tobacco Inc	592,300	13,492
J-Oil Mills Inc	700	28
JXTG Holdings	1,100,600	4,890
Kakaku.com Inc	128,400	3,097
Kakiyasu Honten Co Ltd	7,053	180
Kato Sangyo Co Ltd	16,200	542
KDDI Corp	821,200	23,539
Keiyo Co Ltd	14,748	71
Kenedix Retail REIT Corp ‡	286	734
KFC Holdings Japan Ltd	15,463	408
King Jim Co Ltd	7,400	60
Kohnan Shoji Co Ltd	162,554	3,754
Konica Minolta Inc	143,500	940
Kuraray Co Ltd	165,400	1,998
Kurimoto Ltd	10,000	179
Kyokuyo Co Ltd	12,700	337
KYORIN Holdings Inc	24,100	411
Kyushu Electric Power Co Inc	115,900	1,020
Kyushu Railway Co	103,100	3,507
Marubeni Corp	335,000	2,472
Matsuyafoods Holdings Co Ltd	1,130	46
McDonald’s Holdings Co Japan Ltd	15,100	746
Medipal Holdings Corp	78,800	1,690
Mitsubishi Estate Logistics REIT Investment Corp ‡	67	215
Mitsubishi Heavy Industries Ltd	7,900	302
Mitsubishi Tanabe Pharma Corp	81,600	1,492
Mitsui & Co Ltd	82,700	1,465
Miyoshi Oil & Fat Co Ltd	10,700	125
Mizuho Financial Group Inc	9,805,100	15,149
Mochida Pharmaceutical Co Ltd	14,000	562
Mori Hills REIT Investment Corp ‡	145	235
Mori Trust Hotel Reit Inc ‡	85	114
Mori Trust Sogo Reit Inc ‡	572	1,027
Morozoff Ltd	700	32
MS&AD Insurance Group Holdings Inc	40,600	1,313
Nakayama Steel Works Ltd	10,900	48
Natori Co Ltd	1,800	28
Nippon Beet Sugar Manufacturing Co Ltd	3,000	56

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Building Fund Inc, Cl A ‡	275	$2,064
Nippon Express Co Ltd	6,486	411
Nippon Flour Mills Co Ltd	204,642	3,175
Nippon Kanzai Co Ltd	4,694	85
Nippon Telegraph & Telephone Corp	573,700	28,955
Nisshin Oillio Group Ltd/The	2,249	80
Nissui Pharmaceutical Co Ltd	8,900	105
NJS Co Ltd	3,200	50
Nomura Real Estate Master Fund Inc ‡	32	58
NTT DOCOMO Inc	482,742	13,238
Ohsho Food Service Corp	6,895	414
Okinawa Cellular Telephone Co	3,311	117
Okinawa Electric Power Co Inc/The	19,950	362
Ooedo Onsen Reit Investment Corp ‡	112	98
Ootoya Holdings Co Ltd	1,900	42
Oracle Corp Japan	34,354	3,159
Orix JREIT Inc ‡	75	165
OUG Holdings Inc	3,500	87
Premier Investment Corp ‡	376	561
Ricoh Co Ltd	570,300	5,869
Sankyo Co Ltd	18,300	618
Secom Co Ltd	13,600	1,156
Sekisui Chemical Co Ltd	254,100	4,420
Sekisui House Ltd	35,500	767
Senko Group Holdings Co Ltd	429,100	3,550
Seven & i Holdings Co Ltd	41,700	1,553
SG Holdings Co Ltd	79,300	1,902
Showa Sangyo Co Ltd	5,000	146
SKY Perfect JSAT Holdings Inc	387,500	1,656
Softbank Corp	444,900	6,037
SRS Holdings Co Ltd	18,741	179
Star Asia Investment Corp ‡	315	335
Starts Proceed Investment Corp ‡	176	324
Sumitomo Corp	75,100	1,131
Sumitomo Mitsui Financial Group Inc	112,900	4,112
Taiko Pharmaceutical Co Ltd	2,100	65
Takihyo Co Ltd	2,800	49
Teijin Ltd	327,300	6,154
Ten Allied Co Ltd *	6,400	26
Toho Holdings Co Ltd	20,900	480
Tohoku Electric Power Co Inc	101,900	1,010
Tokyo Electric Power Co Holdings Inc *	547,300	2,399
Tokyu Recreation Co Ltd	800	38
Tosei Reit Investment Corp ‡	122	150
Toyo Suisan Kaisha Ltd	18,000	776
Toyota Motor Corp	164,700	11,487
Tsukada Global Holdings Inc	6,700	38
Unicafe Inc	9,700	92
United Urban Investment Corp ‡	85	165
Vital KSK Holdings Inc	32,600	329
WDI Corp	1,600	26
Wowow Inc	776	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XYMAX REIT Investment Corp ‡	161	$202
Yamada Denki Co Ltd	248,100	1,237
Yamaguchi Financial Group Inc	365,000	2,510
Zaoh Co Ltd	2,000	27

		282,605

Netherlands — 0.8%
ABN AMRO Bank NV	38,335	655
Koninklijke Ahold Delhaize NV	532,800	13,738
NN Group NV	154,162	5,922
Signify NV	78,500	2,343

		22,658

New Zealand — 0.9%
a2 Milk Co Ltd *	29,561	295
Air New Zealand Ltd	153,989	280
Argosy Property Ltd	410,444	371
Arvida Group Ltd	13,141	14
Auckland International Airport Ltd	240,698	1,395
Chorus Ltd	49,675	188
Contact Energy Ltd	568,467	2,616
EBOS Group Ltd	7,587	111
Fisher & Paykel Healthcare Corp Ltd	363,625	5,170
Fletcher Building Ltd	348,004	1,168
Genesis Energy Ltd	465,814	957
Goodman Property Trust ‡	929,151	1,273
Infratil Ltd	25,128	79
Investore Property Ltd ‡	188	–
Kiwi Property Group Ltd ‡	1,122,926	1,139
Mainfreight Ltd	33,072	885
Mercury NZ Ltd	506,861	1,562
Metlifecare Ltd	46,425	174
Oceania Healthcare Ltd	23,928	17
Property for Industry Ltd ‡	114,564	172
Restaurant Brands New Zealand Ltd	123,125	941
Ryman Healthcare Ltd	66,697	646
Sanford Ltd/NZ	8,999	44
Spark New Zealand Ltd	1,344,327	3,918
Stride Property Group	152,747	219
Summerset Group Holdings Ltd	11,543	57
Trustpower Ltd	12,723	60
Vital Healthcare Property Trust ‡	18,286	31

		23,782

Norway — 0.7%
Mowi ASA	122,950	3,052
Orkla ASA	896,502	8,689
Sparebanken More	209	7
Telenor ASA	434,824	7,941

		19,689

Portugal — 0.0%
Novabase SGPS SA	8,381	26

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REN - Redes Energeticas Nacionais SGPS SA	264,138	$807

		833

Singapore — 1.8%
Ascendas Real Estate Investment Trust ‡	215,577	470
CapitaLand Commercial Trust ‡	389,948	573
CapitaLand Mall Trust ‡	3,949,100	7,278
ComfortDelGro Corp Ltd	1,411,419	2,426
Dairy Farm International Holdings Ltd	8,800	51
DBS Group Holdings Ltd	330,900	6,110
Frasers Hospitality Trust ‡	76,500	40
IREIT Global ‡	97,300	57
Jardine Matheson Holdings Ltd	16,600	933
Oversea-Chinese Banking Corp Ltd	704,300	5,552
SATS Ltd	284,200	1,035
Sheng Siong Group Ltd	1,484,874	1,357
Singapore Exchange Ltd	424,300	2,746
Singapore Press Holdings Ltd	463,308	745
Singapore Technologies Engineering Ltd	310,900	939
SPH REIT ‡	1,052,886	816
Suntec Real Estate Investment Trust ‡	1,243,422	1,673
United Overseas Bank Ltd	616,700	11,644
Venture Corp Ltd	174,800	2,029
Yangzijiang Shipbuilding Holdings Ltd	5,011,600	3,775

		50,249

Spain — 0.7%
Bankinter SA	2	–
Ebro Foods SA	65,800	1,440
Endesa SA	326,600	8,888
Iberdrola SA	924,970	9,105

		19,433

Sweden — 0.7%
Axfood AB	251,027	5,410
Husqvarna AB, Cl B	144,477	1,129
ICA Gruppen AB	268,704	11,734
Swedish Match AB	51,619	2,473

		20,746

Switzerland — 4.1%
Allreal Holding AG	11,443	2,191
Basellandschaftliche Kantonalbank	38	34
BKW AG	9,657	679
Chocoladefabriken Lindt & Spruengli AG	411	4,069
Crealogix Holding AG	301	29
Helvetia Holding AG	36,500	4,985
Intershop Holding AG	291	164
Investis Holding SA	813	62
Lastminute.com NV *	2,854	118
Mobimo Holding AG	349	100
Nestle SA	69,893	7,268
Novartis AG	98,696	9,092
Orior AG	1,841	165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PSP Swiss Property AG	22,765	$2,964
Roche Holding AG	120,080	37,033
Sonova Holding AG	15,640	3,573
Swiss Life Holding AG	22,608	11,216
Swiss Prime Site AG	12,973	1,371
Swiss Re AG	60,500	6,556
Swisscom AG	20,029	10,374
Tamedia AG	1,293	120
Valora Holding AG	3,070	814
Zurich Insurance Group AG	28,434	11,162

		114,139

United Kingdom — 4.1%
3i Group PLC	396,800	5,497
AEW UK REIT PLC ‡	28,851	35
Amino Technologies PLC	28,544	39
Auto Trader Group PLC	383,860	2,790
BAE Systems PLC	1,526,300	11,320
BP PLC	1,196,500	7,432
Britvic PLC	461,416	5,783
BT Group PLC, Cl A	2,303,600	5,708
Custodian Reit PLC ‡	16,785	25
Diageo PLC	195,327	7,996
Direct Line Insurance Group PLC	959,800	3,792
Empiric Student Property PLC ‡	41,278	52
GCP Student Living PLC ‡	141,880	344
GlaxoSmithKline PLC	968,800	21,980
Greggs PLC	7,140	192
Imperial Brands PLC	537,445	11,840
Kingfisher PLC	1,136,600	3,086
Legal & General Group PLC	373,706	1,358
National Express Group PLC	50,206	301
National Grid PLC	552,454	6,358
Next PLC	4,152	363
Pan African Resources PLC	144,024	20
Royal Mail PLC	631,400	1,703
ScS Group PLC	12,552	37
Secure Income REIT Plc ‡	18,333	100
Standard Life Aberdeen PLC	353,771	1,450
Standard Life Investment Property Income Trust Ltd ‡	158,723	181
Tate & Lyle PLC	865,914	8,192
Telecom Plus PLC	5,477	94
Unilever PLC	11,262	667
Wm Morrison Supermarkets PLC	1,749,000	4,486

		113,221

United States — 55.9%

Communication Services — 4.3%
Altice USA Inc, Cl A *	42,859	1,096
AT&T Inc	779,871	29,152
ATN International Inc	4,525	254
BCE Inc	248,624	11,951

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comcast Corp, Cl A	569,791	$25,156
Discovery Inc, Cl A *	64,658	2,130
Discovery Inc, Cl C *	18,091	552
Gannett Co Inc	87,482	556
Interpublic Group of Cos Inc/The	14,532	326
John Wiley & Sons Inc, Cl A	40,844	1,930
Liberty Media Corp-Liberty Braves, Cl C *	11,490	325
Live Nation Entertainment Inc *	2,526	176
Marcus Corp/The	15,386	484
MSG Networks Inc *	19,645	319
News Corp, Cl A	245,218	3,158
Omnicom Group Inc	36,444	2,897
Reading International Inc, Cl A *	2,200	24
Scholastic Corp	38,881	1,444
Telephone & Data Systems Inc	41,181	976
Verizon Communications Inc	674,630	40,640

		123,546

Consumer Discretionary — 6.1%
Acushnet Holdings Corp	27,209	818
American Public Education Inc *	1,875	46
America’s Car-Mart Inc/TX *	3,238	354
AutoZone Inc *	10,310	12,144
Brinker International Inc	37,600	1,684
Career Education Corp *	21,574	360
Carriage Services Inc, Cl A	1,940	47
Churchill Downs Inc	12,568	1,634
Columbia Sportswear Co	56,201	5,199
Darden Restaurants Inc	112,324	13,304
Deckers Outdoor Corp *	11,726	1,972
Denny’s Corp *	14,635	286
Dick’s Sporting Goods Inc	6,628	304
Dollar General Corp	28,504	4,485
Domino’s Pizza Inc	23,410	6,890
eBay Inc	137,216	4,874
Ford Motor Co	403,300	3,654
Gap Inc/The	226,703	3,766
General Motors Co	153,400	5,522
Genuine Parts Co	45,461	4,745
Graham Holdings Co, Cl B	2,139	1,351
H&R Block Inc	28,333	691
Hasbro Inc	7,959	809
Haverty Furniture Cos Inc	8,342	168
Home Depot Inc/The	43,474	9,586
Johnson Outdoors Inc, Cl A	1,042	67
K12 Inc *	24,137	474
Kohl’s Corp	47,300	2,224
McDonald’s Corp	22,664	4,408
Murphy USA Inc *	439	52
NIKE Inc, Cl B	12,838	1,200
NVR Inc *	759	2,878
PulteGroup Inc	203,800	8,081
Ross Stores Inc	8,665	1,006

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings Inc *	235,100	$4,333
Service Corp International/US	79,778	3,512
Target Corp	315,768	39,474
TJX Cos Inc/The	95,969	5,867
Ulta Beauty Inc *	15,403	3,602
VF Corp	11,834	1,048
Yum! Brands Inc	90,007	9,061

		171,980

Consumer Staples — 8.5%
Altria Group Inc	338,132	16,805
Archer-Daniels-Midland Co	36,457	1,565
Casey’s General Stores Inc	5,712	993
Church & Dwight Co Inc	38,555	2,708
Clorox Co/The	11,199	1,660
Coca-Cola Co/The	274,565	14,662
Coca-Cola European Partners PLC	185,323	9,351
Colgate-Palmolive Co	95,306	6,464
Costco Wholesale Corp	32,348	9,698
Estee Lauder Cos Inc/The, Cl A	17,326	3,387
Flowers Foods Inc	8,879	191
Hershey Co/The	57,785	8,561
Ingredion Inc	82,179	6,835
Inter Parfums Inc	5,210	367
J&J Snack Foods Corp	11,553	2,137
JM Smucker Co/The	119,300	12,537
John B Sanfilippo & Son Inc	10,011	978
Kellogg Co	163,200	10,628
Kimberly-Clark Corp	118,565	16,165
Kroger Co/The	457,600	12,511
Lancaster Colony Corp	9,258	1,463
Molson Coors Brewing Co, Cl B	118,300	5,972
Monster Beverage Corp *	1,248	75
PepsiCo Inc	97,895	13,297
Procter & Gamble Co/The	74,577	9,103
Sysco Corp	60,037	4,836
Tyson Foods Inc, Cl A	206,404	18,554
US Foods Holding Corp *	9,055	360
USANA Health Sciences Inc *	37,440	2,756
Walgreens Boots Alliance Inc	182,200	10,859
Walmart Inc	191,994	22,865
WD-40 Co	12,504	2,415

		230,758

Energy — 0.7%
Phillips 66	103,300	11,851
Valero Energy Corp	72,200	6,894

		18,745

Financials — 9.0%
1st Source Corp	1,982	102
Aflac Inc	291,578	15,990
Allstate Corp/The	202,200	22,515
American Equity Investment Life Holding Co	3,503	104

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Financial Group Inc/OH	104,932	$11,512
Annaly Capital Management Inc ‡	540,500	5,043
Arbor Realty Trust Inc ‡	345,900	5,244
Ares Capital Corp	210,500	3,943
Ares Commercial Real Estate Corp ‡	25,710	402
Associated Banc-Corp	27,789	596
BancFirst Corp	4,704	278
Bancorp Inc/The *	6,598	73
Bank of America Corp	268,514	8,947
Bank of Hawaii Corp	12,065	1,087
BankFinancial Corp	18,693	255
Bankwell Financial Group Inc	909	27
Banner Corp	13,495	737
Baycom Corp *	3,168	70
BB&T Corp	60,200	3,294
Berkshire Hathaway Inc, Cl B *	99,400	21,898
BlackRock TCP Capital Corp	93,438	1,353
BOK Financial Corp	10,824	902
Boston Private Financial Holdings Inc	16,136	189
Bridge Bancorp Inc	2,252	74
Bridgewater Bancshares Inc *	6,175	79
Brookline Bancorp Inc	18,922	304
Camden National Corp	2,985	130
Capitol Federal Financial Inc	34,733	492
Capstead Mortgage Corp ‡	23,031	179
Carter Bank & Trust *	4,661	98
Cathay General Bancorp	13,662	503
CBTX Inc	4,594	136
Central Pacific Financial Corp	33,577	976
Chimera Investment Corp ‡	284,400	5,793
Cincinnati Financial Corp	15,868	1,699
CIT Group Inc	39,273	1,788
CNA Financial Corp	19,680	880
Columbia Financial Inc *	24,073	401
Comerica Inc	813	57
Commerce Bancshares Inc/MO	24,550	1,646
Community Trust Bancorp Inc	1,332	60
ConnectOne Bancorp Inc	8,560	216
CVB Financial Corp	7,022	150
Dime Community Bancshares Inc	26,549	535
Ellington Financial Inc	4,142	75
Employers Holdings Inc	8,248	354
Enterprise Financial Services Corp	2,867	130
Erie Indemnity Co, Cl A	5,484	928
Everest Re Group Ltd	14,149	3,838
FB Financial Corp	1,221	47
Fidus Investment Corp	16,832	269
Fifth Third Bancorp	60,907	1,839
Financial Institutions Inc	1,809	59
First Bancorp/Southern Pines NC	4,462	174
First Busey Corp	5,249	140
First Commonwealth Financial Corp	8,685	123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Defiance Financial Corp	6,731	$203
First Hawaiian Inc	21,742	621
First Interstate BancSystem Inc, Cl A	6,916	291
First Merchants Corp	1,625	66
Flagstar Bancorp Inc	32,995	1,229
FNB Corp/PA	13,213	164
Fulton Financial Corp	7,446	128
German American Bancorp Inc	5,510	186
Granite Point Mortgage Trust Inc ‡	13,553	246
Great Southern Bancorp Inc	2,060	126
Hanover Insurance Group Inc/The	646	88
HarborOne Bancorp Inc *	10,999	117
Hartford Financial Services Group Inc/The	237,272	14,678
Hilltop Holdings Inc	15,105	372
HomeStreet Inc *	1,919	61
HomeTrust Bancshares Inc	11,766	307
Independent Bank Corp/MI	18,479	413
Investors Bancorp Inc	5,924	71
JPMorgan Chase & Co	91,108	12,004
Kearny Financial Corp/MD	48,037	677
KKR Real Estate Finance Trust Inc ‡	18,936	382
Lakeland Bancorp Inc	14,900	249
Lakeland Financial Corp	5,383	254
Lincoln National Corp	151,236	8,930
Loews Corp	69,428	3,534
Meridian Bancorp Inc	30,904	622
MetLife Inc	80,776	4,032
MFA Financial Inc ‡	945,900	7,246
National Bank Holdings Corp, Cl A	11,821	424
National Western Life Group Inc, Cl A	150	38
Nelnet Inc, Cl A	2,630	166
New Mountain Finance Corp	17,890	241
Northfield Bancorp Inc	23,001	389
Northwest Bancshares Inc	68,146	1,134
Oaktree Strategic Income Corp	11,001	90
OceanFirst Financial Corp	3,449	83
Oritani Financial Corp	31,195	580
PCB Bancorp	1,470	25
PCSB Financial Corp	8,024	164
PennyMac Financial Services Inc	5,022	172
PennyMac Mortgage Investment Trust ‡	16,983	392
Peoples Bancorp Inc/OH	5,578	182
PNC Financial Services Group Inc/The	38,500	5,899
Provident Financial Holdings Inc	9,453	207
Provident Financial Services Inc	37,895	922
Prudential Financial Inc	83,273	7,796
QCR Holdings Inc	1,441	60
Radian Group Inc	57,979	1,498
Reinsurance Group of America Inc, Cl A	63,594	10,522
RenaissanceRe Holdings Ltd	33,725	6,351
Sandy Spring Bancorp Inc	3,440	122
Solar Capital Ltd	9,799	203

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Solar Senior Capital Ltd	6,077	$109
Southside Bancshares Inc	3,072	108
Starwood Property Trust Inc ‡	507,001	12,422
Stellus Capital Investment Corp	100	1
Stock Yards Bancorp Inc	5,059	209
TCG BDC Inc	220	3
Territorial Bancorp Inc	2,474	78
TPG Specialty Lending Inc	28,428	614
TriCo Bancshares	4,291	166
TrustCo Bank Corp NY	30,117	264
Trustmark Corp	36,082	1,240
Two Harbors Investment Corp ‡	222,800	3,239
UMB Financial Corp	3,331	224
Umpqua Holdings Corp	19,822	324
United Community Banks Inc/GA	15,757	488
United Fire Group Inc	542	24
Univest Financial Corp	10,754	281
US Bancorp	147,628	8,862
Voya Financial Inc	99,306	5,788
Washington Federal Inc	55,057	2,027
Washington Trust Bancorp Inc	2,184	114
Waterstone Financial Inc	67,367	1,271
Wells Fargo & Co	204,500	11,137
WesBanco Inc	4,657	170
Westamerica Bancorporation	5,071	330
WR Berkley Corp	16,951	1,153
Zions Bancorp NA	34,127	1,699

		276,035

Health Care — 8.9%
Amgen Inc	72,300	16,970
AngioDynamics Inc *	3,451	53
Anthem Inc	28,108	8,114
Bristol-Myers Squibb Co	246,100	14,013
Chemed Corp	26,986	11,605
Cigna Corp	11,008	2,201
Computer Programs & Systems Inc	12,238	325
Danaher Corp	58,954	8,606
DENTSPLY SIRONA Inc	28,294	1,600
Encompass Health Corp	106,805	7,552
Exact Sciences Corp *	8,097	656
Gilead Sciences Inc	76,600	5,151
Hanger Inc *	9,384	246
HCA Healthcare Inc	135,654	18,810
HealthStream Inc *	8,152	237
Hologic Inc *	7,781	399
Humana Inc *	18,055	6,161
IDEXX Laboratories Inc *	6,635	1,669
Johnson & Johnson	213,100	29,299
Laboratory Corp of America Holdings *	8,687	1,497
Masimo Corp *	16,179	2,509
Medtronic PLC	107,497	11,974
Merck & Co Inc	279,500	24,367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler-Toledo International Inc *	3,455	$2,486
National HealthCare Corp	16,774	1,426
NextGen Healthcare Inc *	1,109	20
Orthofix Medical Inc *	17,648	801
Pfizer Inc	719,600	27,719
Phibro Animal Health Corp, Cl A	15,960	387
Prestige Consumer Healthcare Inc *	49,788	1,880
Quest Diagnostics Inc	50,234	5,352
STERIS PLC	19,318	2,920
Taro Pharmaceutical Industries Ltd	7,891	763
Universal Health Services Inc, Cl B	129,662	18,087
US Physical Therapy Inc	1,888	221
Varian Medical Systems Inc *	13,708	1,833
Zoetis Inc, Cl A	14,946	1,801

		239,710

Industrials — 3.5%
Allison Transmission Holdings Inc, Cl A	162,700	7,875
Brady Corp, Cl A	30,453	1,736
CECO Environmental Corp *	3,149	25
CH Robinson Worldwide Inc	5,337	410
Cintas Corp	8,219	2,113
EMCOR Group Inc	4,920	438
Ennis Inc	10,698	221
Herman Miller Inc	21,672	1,035
HNI Corp	1,691	66
Huron Consulting Group Inc *	1,388	93
Johnson Controls International plc	6,276	269
Kforce Inc	2,169	86
Knoll Inc	3,525	97
Lockheed Martin Corp	27,242	10,652
McGrath RentCorp	10,172	746
Northrop Grumman Corp	48,197	16,954
Raytheon Co	60,100	13,067
Republic Services Inc, Cl A	153,765	13,631
Resources Connection Inc	2,296	35
Steelcase Inc, Cl A	12,053	218
Teledyne Technologies Inc *	935	320
Tetra Tech Inc	5,434	480
TrueBlue Inc *	3,101	72
UniFirst Corp/MA	431	89
United Technologies Corp	50,300	7,461
Waste Connections Inc	29,119	2,637
Waste Management Inc	153,669	17,351

		98,177

Information Technology — 8.0%
ADTRAN Inc	20,602	189
Agilysys Inc *	3,072	78
Amdocs Ltd	351,078	24,330
Apple Inc	30,100	8,044
Booz Allen Hamilton Holding Corp, Cl A	59,531	4,331
CACI International Inc, Cl A *	47,401	11,344

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CDK Global Inc	171,200	$9,168
Ciena Corp *	38,492	1,461
Cisco Systems Inc	498,904	22,605
Citrix Systems Inc	88,586	9,993
CommVault Systems Inc *	4,115	208
CSG Systems International Inc	61,056	3,492
EchoStar Corp, Cl A *	10,595	446
F5 Networks Inc *	27,793	4,050
Genpact Ltd	67,352	2,741
Intel Corp	397,800	23,092
International Business Machines Corp	123,800	16,645
j2 Global Inc	4,447	431
Juniper Networks Inc	225,250	5,645
ManTech International Corp/VA, Cl A	2,321	180
MAXIMUS Inc	17,032	1,271
Microsoft Corp	67,134	10,163
MicroStrategy Inc, Cl A *	2,282	343
Model N Inc *	3,377	103
Motorola Solutions Inc	50,307	8,416
NetScout Systems Inc *	6,631	167
Oracle Corp	464,374	26,070
Paychex Inc	3,194	275
Perficient Inc *	13,683	579
Progress Software Corp	23,960	1,007
Radware Ltd *	10,023	241
Ribbon Communications Inc *	6,144	18
SPS Commerce Inc *	14,150	797
Sykes Enterprises Inc *	94,053	3,305
Synopsys Inc *	5,200	733
VeriSign Inc *	25,740	4,910
Viavi Solutions Inc *	16,947	255
Western Union Co/The	568,965	15,294

		222,420

Materials — 1.3%
Eastman Chemical Co	51,600	4,044
Kaiser Aluminum Corp	23,821	2,610
Leagold Mining Corp *	16,252	26
Materion Corp	38,447	2,263
Newmont Goldcorp Corp	67,144	2,578
Reliance Steel & Aluminum Co	62,551	7,380
Royal Gold Inc	36,557	4,287
Sealed Air Corp	166,000	6,263
Silgan Holdings Inc	2,328	72
Sonoco Products Co	50,000	3,026

		32,549

Real Estate — 1.1%
Equity Commonwealth ‡	17,469	574
Gaming and Leisure Properties Inc ‡	170,900	7,212
National Health Investors Inc ‡	80,800	6,544
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	4,267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	1,157,900	$11,301

		29,898

Utilities — 4.5%
ALLETE Inc	8,102	649
Ameren Corp	24,820	1,845
Atlantica Yield plc	3,753	97
Avista Corp	28,592	1,352
Black Hills Corp	22,968	1,759
CenterPoint Energy Inc	256,047	6,288
Consolidated Edison Inc	36,276	3,152
Entergy Corp	123,800	14,409
Evergy Inc	65,886	4,169
Exelon Corp	536,935	23,840
FirstEnergy Corp	409,884	19,547
Hawaiian Electric Industries Inc	105,702	4,616
IDACORP Inc	19,844	2,085
MDU Resources Group Inc	71,913	2,088
National Fuel Gas Co	166,500	7,496
NorthWestern Corp	39,515	2,828
Otter Tail Corp	3,124	154
Pinnacle West Capital Corp	59,100	5,165
Portland General Electric Co	60,424	3,354
Public Service Enterprise Group Inc	162,400	9,632
Southern Co/The	106,254	6,587
Unitil Corp	8,105	495

		121,607
		1,565,425

Total Common Stock (Cost $2,437,819) ($ Thousands)		2,737,315

PREFERRED STOCK — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG (A)	3,400	210

Sweden — 0.0%
Akelius Residential Property AB (A)	11,113	401

Total Preferred Stock (Cost $693) ($ Thousands)		611

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
1.530% **†	21,389,629	$21,390

Total Cash Equivalent (Cost $21,390) ($ Thousands)		$21,390

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)
Total Investments — 98.6% (Cost $2,459,902) ($ Thousands)		$2,759,316

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	48	Dec-2019	$1,938	$1,959	$42
FTSE 100 Index	12	Dec-2019	1,093	1,143	(2)
Hang Seng Index	1	Jan-2020	174	168	(6)
S&P 500 Index E-MINI	63	Dec-2019	9,590	9,903	313
SPI 200 Index	4	Dec-2019	462	464	6
TOPIX Index	10	Dec-2019	1,547	1,550	15

			$14,804	$15,187	$368

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	USD	7	DKK	47	$—
Brown Brothers Harriman	12/13/19	USD	340	DKK	2,289	(2)
Brown Brothers Harriman	12/13/19	USD	351	SEK	3,383	2
Brown Brothers Harriman	12/13/19	USD	303	NZD	473	1
Brown Brothers Harriman	12/13/19	USD	118	NZD	184	—
Brown Brothers Harriman	12/13/19	USD	308	HKD	2,415	—
Brown Brothers Harriman	12/13/19	USD	123	HKD	965	—
Brown Brothers Harriman	12/13/19	USD	447	NOK	4,081	(4)
Brown Brothers Harriman	12/13/19	USD	559	SGD	761	(2)
Brown Brothers Harriman	12/13/19	USD	629	AUD	923	(4)
Brown Brothers Harriman	12/13/19	USD	36	CHF	36	—
Brown Brothers Harriman	12/13/19	USD	619	CHF	612	(6)
Brown Brothers Harriman	12/13/19	USD	1,124	GBP	871	4
Brown Brothers Harriman	12/13/19	USD	162	EUR	147	1
Brown Brothers Harriman	12/13/19	USD	983	EUR	888	(3)
Brown Brothers Harriman	12/13/19	USD	1,649	JPY	179,075	(12)
Brown Brothers Harriman	12/13/19	USD	525	CAD	697	—
Brown Brothers Harriman	12/13/19	USD	1,314	CAD	1,736	(7)
Brown Brothers Harriman	12/13/19	NZD	19,420	USD	12,393	(73)
Brown Brothers Harriman	12/13/19	DKK	36,271	USD	5,386	27
Brown Brothers Harriman	12/13/19	DKK	303	USD	45	—
Brown Brothers Harriman	12/13/19	SGD	36,746	USD	27,040	161
Brown Brothers Harriman	12/13/19	GBP	118	USD	154	1
Brown Brothers Harriman	12/13/19	GBP	44,629	USD	57,499	(260)

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	CHF	61,226	USD	61,815	$462
Brown Brothers Harriman	12/13/19	AUD	65,810	USD	45,356	831
Brown Brothers Harriman	12/13/19	EUR	100,329	USD	111,302	563
Brown Brothers Harriman	12/13/19	EUR	896	USD	987	(2)
Brown Brothers Harriman	12/13/19	NOK	101,801	USD	11,120	63
Brown Brothers Harriman	12/13/19	CAD	106,103	USD	80,514	616
Brown Brothers Harriman	12/13/19	CAD	1,098	USD	826	(1)
Brown Brothers Harriman	12/13/19	SEK	128,294	USD	13,363	(54)
Brown Brothers Harriman	12/13/19	HKD	252,262	USD	32,234	12
Brown Brothers Harriman	12/13/19	HKD	3,542	USD	452	—
Brown Brothers Harriman	12/13/19	JPY	16,312,087	USD	149,846	695

						$3,009

Percentages are based on a Net Assets of $2,798,351 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,736,735	580	–	2,737,315
Preferred Stock	611	–	–	611
Cash Equivalent	21,390	–	–	21,390

Total Investments in Securities	2,758,736	580	–	2,759,316

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	376	–	–	376
Unrealized Depreciation	(8)	–	–	(8)
Forwards Contracts*
Unrealized Appreciation	–	3,439	–	3,439
Unrealized Depreciation	–	(430)	–	(430)

Total Other Financial Instruments	368	3,009	–	3,377

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$30,361	$292,169	$(301,140)	$—	$—	$21,390	21,389,629	$692	$—

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Argentina — 0.5%
MercadoLibre Inc *	75,624	$43,906

Australia — 4.8%
a2 Milk Co Ltd *(A)	4,719,411	47,149
Aristocrat Leisure Ltd	1,061,330	24,351
ASX Ltd	752,826	41,608
BGP Holdings *	239,898	–
BHP Group Ltd ADR (A)	277,512	14,300
BlueScope Steel Ltd	2,404,173	23,661
Cochlear Ltd	198,459	31,410
CSL Ltd	116,810	22,398
Evolution Mining Ltd	1,777,177	4,700
Fortescue Metals Group Ltd	2,513,549	16,543
Goodman Group	430,490	4,315
Newcrest Mining Ltd	2,484,767	51,698
Northern Star Resources Ltd	559,279	3,628
Orica Ltd	367,860	5,917
Origin Energy Ltd	576,752	3,394
Orora Ltd	650,154	1,420
OZ Minerals Ltd	6,807,319	48,577
Qantas Airways Ltd	12,073,703	59,616
Regis Resources Ltd	517,516	1,663
Santos Ltd	924,040	5,094
Saracen Mineral Holdings Ltd *	639,163	1,332
South32 Ltd	6,799,838	12,418
Telstra Corp Ltd	453,662	1,184
		426,376

Austria — 0.7%
Erste Group Bank AG	760,650	27,257
OMV AG	107,867	6,154
Raiffeisen Bank International AG	81,545	1,916
Schoeller-Bleckmann Oilfield Equipment AG	188,422	10,533
voestalpine AG	596,123	15,808
		61,668

Belgium — 0.3%
KBC Group NV	130,680	9,530
Umicore SA	310,035	13,325
		22,855

Brazil — 2.2%
B3 SA - Brasil Bolsa Balcao	4,378,872	49,264
Banco Bradesco SA ADR	2,342,140	18,386
Banco do Brasil SA	2,067,341	23,297
Cogna Educacao	2,865,500	7,034
Cosan Ltd, Cl A *	172,707	3,021
EDP - Energias do Brasil SA	488,499	2,293
Embraer SA	1,288,300	5,500
IRB Brasil Resseguros S/A	1,333,725	11,737
Linx SA	5,476,642	40,593
MRV Engenharia e Participacoes SA	776,771	3,242
Porto Seguro SA	232,300	3,236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qualicorp Consultoria e Corretora de Seguros SA	420,900	$3,506
TIM Participacoes SA	2,846,700	9,217
TOTVS SA	373,500	5,621
YDUQS Part	650,500	6,345
		192,292

Canada — 4.9%
Bank of Montreal	350,100	26,943
Canadian Imperial Bank of Commerce	316,500	27,512
Cogeco Communications Inc	10,855	938
Constellation Software Inc/Canada	46,481	49,692
Empire Co Ltd, Cl A	376,100	10,072
Enghouse Systems Ltd	34,400	1,072
Fairfax Financial Holdings Ltd	53,398	24,121
First Quantum Minerals Ltd	330,550	3,024
Home Capital Group Inc, Cl B *	284,600	7,390
iA Financial Corp Inc	30,701	1,572
Lundin Mining Corp	3,410,600	18,462
Magna International Inc, Cl A	388,346	21,396
Manulife Financial Corp	528,800	10,403
Maple Leaf Foods Inc	248,988	4,580
National Bank of Canada	27,000	1,446
Open Text Corp	149,738	6,519
Power Corp of Canada	16,700	405
Power Financial Corp	33,100	809
Quebecor Inc, Cl B	782,820	19,414
Ritchie Bros Auctioneers Inc	283,170	12,173
Rogers Communications Inc, Cl B (A)	1,154,869	55,964
Royal Bank of Canada	387,481	31,719
Sun Life Financial	45,300	2,067
TC Energy Corp	139,900	7,078
Tencent Music Entertainment Group ADR *(A)	944,291	11,738
TMX Group Ltd	555,316	44,643
Toronto-Dominion Bank/The	656,338	37,846
		438,998

Chile — 0.2%
Enel Americas SA ADR (A)	536,651	5,189
Enel Chile SA ADR	142,800	536
Sociedad Quimica y Minera de Chile SA ADR (A)	350,009	8,341
		14,066

China — 3.4%
Alibaba Group Holding Ltd ADR *	415,546	83,109
Baidu Inc ADR *	107,835	12,782
Bank of Communications Co Ltd, Cl H	4,065,000	2,669
BYD Co Ltd, Cl H (A)	2,446,000	11,609
China Coal Energy Co Ltd, Cl H	1,803,000	714
China Communications Services Corp Ltd, Cl H	2,846,000	1,916
China Everbright Bank Co Ltd, Cl H	5,482,000	2,367
China Life Insurance Co Ltd, Cl H	7,381,000	18,651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Mobile Ltd	1,011,500	$7,624
China Oilfield Services Ltd, Cl H	2,246,000	3,024
China Telecom Corp Ltd, Cl H	9,116,000	3,447
Fujian Sunner Development, Cl A	1,877,081	6,347
Great Wall Motor, Cl H	3,501,709	2,706
Hollysys Automation Technologies Ltd	736,061	10,827
JD.com Inc ADR *	244,678	7,989
Li Ning Co Ltd	305,000	978
Midea Group Co Ltd, Cl A	2,114,400	16,340
Momo Inc ADR	1,119,263	41,894
PICC Property & Casualty Co Ltd	14,224,000	16,463
Ping An Insurance Group Co of China Ltd, Cl H	3,157,000	35,774
Sinopharm Group Co Ltd, Cl H	4,756,000	15,706
Vipshop Holdings Ltd ADR *	150,441	1,923
		304,859

Colombia — 0.2%
Bancolombia SA ADR, Cl R	375,106	18,106

Czech Republic — 0.1%
Komercni banka as	257,486	8,822

Denmark — 2.1%
Carlsberg A/S, Cl B	3,924	565
DSV A/S	212,979	23,207
GN Store Nord A/S	239,653	11,299
H Lundbeck A/S	274,202	10,513
Novo Nordisk A/S, Cl B	424,839	23,899
Novozymes A/S, Cl B	387,396	18,523
Orsted A/S	437,872	40,386
Pandora A/S	129,052	5,199
Vestas Wind Systems A/S	589,396	56,135
		189,726

Finland — 0.7%
Huhtamaki Oyj	135,510	5,954
Kone Oyj, Cl B	392,948	24,618
Neste Oyj	701,376	23,726
Orion Oyj, Cl B	219,796	9,573
Sanoma Oyj	79,034	815
		64,686

France — 5.6%
Airbus SE	141,784	20,855
AXA SA	1,461,945	39,807
BNP Paribas SA	303,530	17,058
Capgemini SE	229,594	27,176
Cie de Saint-Gobain	453,849	18,390
Credit Agricole SA	131,288	1,797
Criteo SA ADR *	109,015	1,946
Danone SA	256,961	21,170
Edenred	794,257	39,452
Eurofins Scientific SE (A)	41,264	21,684
Euronext NV	553,048	41,801

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ipsen SA	45,019	$5,088
Klepierre SA ‡	135,800	4,877
Legrand SA	233,738	18,473
L’Oreal SA	165,514	47,212
Orange SA (A)	493,034	8,154
Peugeot SA	1,564,833	37,820
Publicis Groupe SA	91,890	4,047
Safran SA	228,514	37,403
Societe Generale SA	544,974	17,161
Sodexo SA	184,188	21,487
Ubisoft Entertainment SA *	526,312	31,975
Valeo SA	187,208	7,381
Vivendi SA	409,549	11,253
		503,467

Germany — 5.6%
Allianz SE	45,978	11,019
Aroundtown SA	1,174,006	10,203
BASF SE	113,339	8,525
Continental AG	199,542	26,094
Covestro AG	186,290	8,730
Deutsche Boerse AG	520,456	79,909
Deutsche Lufthansa AG	776,077	14,735
E.ON SE	1,111,440	11,639
Evonik Industries AG	320,350	9,304
Infineon Technologies AG	1,379,854	29,497
Knorr-Bremse AG	430,836	41,936
Merck KGaA	195,288	22,824
METRO AG	301,319	4,859
MorphoSys AG *	182,934	22,631
MTU Aero Engines AG	125,207	33,947
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	21,452	6,164
Rheinmetall AG	25,737	2,742
SAP SE	718,573	97,833
Scout24 AG	536,578	33,250
Siemens AG	49,335	6,371
TLG Immobilien AG	156,300	4,860
Vonovia SE	299,456	15,614
		502,686

Greece — 0.1%
Hellenic Telecommunications Organization SA	471,988	7,098

Hong Kong — 4.4%
AIA Group Ltd	3,717,200	37,230
Anhui Conch Cement Co Ltd, Cl H	5,626,500	35,975
ANTA Sports Products Ltd	2,508,000	23,581
Brilliance China Automotive Holdings Ltd	5,738,000	5,923
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Aoyuan Group Ltd	3,312,000	4,739
China Everbright Ltd	2,222,000	3,577
China Lesso Group Holdings Ltd	1,872,000	1,961

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Resources Cement Holdings Ltd	1,896,000	$2,270
China Resources Gas Group Ltd	1,170,000	6,517
China Resources Pharmaceutical Group Ltd	6,047,000	5,284
China Unicom Hong Kong Ltd	1,000,000	856
CITIC Ltd	502,000	628
CNOOC Ltd	5,792,000	8,406
Country Garden Services Holdings Co Ltd	1,816,283	5,870
Dongyue Group Ltd	4,165,000	2,123
ENN Energy Holdings	782,000	8,492
Haier Electronics Group Co Ltd	146,571	407
Hong Kong Exchanges & Clearing Ltd	1,963,195	61,998
Industrial & Commercial Bank of China Ltd, Cl H	30,327,000	21,619
Kingboard Holdings Ltd	322,000	886
Logan Property Holdings Co Ltd	1,359,368	1,990
PetroChina Co Ltd, Cl H	27,272,000	12,577
Ping An Healthcare and Technology Co Ltd *(A)	1,534,700	10,215
Poly Property Group Co Ltd	1,700,819	608
Powerlong Real Estate Holdings	886,000	516
Road King Infrastructure Ltd	311,064	566
Ronshine China Holdings	172,193	200
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,474,000	9,764
Shanghai Henlius Biotech, Cl H *	25,125	–
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	8,319,100	14,921
Shimao Property Holdings Ltd	734,000	2,658
Sun Hung Kai Properties Ltd	67,500	982
Swire Pacific Ltd, Cl A	146,000	1,314
Tencent Holdings Ltd	655,400	27,781
Tingyi Cayman Islands Holding Corp	524,000	853
Tsingtao Brewery Co Ltd, Cl H	278,000	1,719
Uni-President China Holdings Ltd	304,366	309
WH Group Ltd	11,876,500	12,199
Wuxi Biologics Cayman Inc *	3,035,500	34,300
Xinyi Glass Holdings Ltd	11,206,000	13,170
Yuexiu Property Co Ltd	3,067,954	655
Zhongsheng Group Holdings Ltd	402,561	1,427
Zoomlion Heavy Industry Science and Technology Co Ltd	8,086,524	5,723
		392,789

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	387,330	3,748
OTP Bank Nyrt	205,886	9,702
		13,450

India — 1.4%
HDFC Bank Ltd ADR	402,364	24,846
Hexaware Technologies Ltd	186,398	882
Housing Development Finance Corp Ltd	1,004,927	32,181
ICICI Bank Ltd ADR	2,023,161	28,506

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IndusInd Bank	1,108,213	$24,240
Mphasis Ltd	72,485	887
Reliance Capital Ltd *	1,154,397	244
Zee Entertainment Enterprises Ltd	3,500,192	14,298
		126,084

Ireland — 1.7%
Bank of Ireland Group PLC	1,912,907	9,618
CRH PLC	545,509	20,815
ICON PLC *	580,695	94,746
Ryanair Holdings PLC ADR *	330,853	27,567
		152,746

Israel — 2.1%
Bank Hapoalim BM	2,706,403	21,866
Bank Leumi Le-Israel BM	4,183,401	30,375
Check Point Software Technologies Ltd *	803,622	94,731
Israel Discount Bank Ltd, Cl A	3,417,274	15,739
Mizrahi Tefahot Bank Ltd	125,208	3,352
Nice Ltd *	20,658	3,131
Nice Ltd ADR *(A)	98,187	14,874
		184,068

Italy — 1.9%
A2A SpA	638,449	1,202
Assicurazioni Generali SpA	55,763	1,139
Banca Mediolanum SpA	45,609	463
Enel SpA	1,950,869	14,747
Eni SpA	1,070,681	16,190
Hera SpA	1,981,725	8,749
Impregilo	1,464,121	2,857
Intesa Sanpaolo SpA	14,010,783	35,539
Italgas SpA	124,592	784
Leonardo SpA	1,187,371	13,897
Mediobanca Banca di Credito Finanziario SpA	1,258,500	14,084
Prysmian SpA	1,665,687	37,999
Recordati SpA	247,870	10,405
Saras SpA	2,884,241	5,082
UniCredit SpA	604,945	8,379
		171,516

Japan — 13.0%
Alps Alpine Co Ltd	382,000	8,620
Anritsu Corp	2,089,700	39,710
Astellas Pharma Inc	429,200	7,319
Canon Marketing Japan Inc	29,200	672
Capcom Co Ltd	269,000	6,453
Chubu Electric Power Co Inc	411,500	5,734
Dai Nippon Printing Co Ltd	15,200	406
Daifuku Co Ltd	68,600	3,990
Daikin Industries Ltd	28,900	4,155
Daito Trust Construction Co Ltd	134,200	16,403
Daiwa House Industry Co Ltd	634,900	19,416

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daiwa Securities Group Inc	3,373,700	$17,098
Denso Corp	833,500	37,203
FANUC Corp	77,800	14,852
FUJIFILM Holdings Corp	98,800	4,666
Fujitsu Ltd	338,200	30,732
Goldcrest Co Ltd	53,353	1,055
Haseko Corp	260,500	3,349
Hitachi Ltd	925,800	36,352
Hoya Corp	60,300	5,501
Japan Airlines Co Ltd	319,900	9,938
Japan Exchange Group Inc	1,808,800	30,739
Japan Post Holdings Co Ltd	76,900	723
JXTG Holdings Inc	2,389,200	10,616
Kao Corp	656,000	51,589
KDDI Corp	400,900	11,491
Kobayashi Pharmaceutical Co Ltd	550,639	45,153
Konami Holdings Corp	89,400	3,935
Medipal Holdings Corp	307,800	6,600
Mitsubishi Estate Co Ltd	365,800	6,702
Mitsubishi UFJ Financial Group Inc	3,603,900	19,025
Mitsui & Co Ltd	2,746,500	48,642
Mixi Inc	219,600	4,195
Mizuho Financial Group Inc	1,784,300	2,757
Morinaga	37,700	1,921
NGK Spark Plug Co Ltd	417,800	8,359
Nidec Corp	166,000	24,542
Nihon Unisys Ltd	155,300	4,992
Nintendo Co Ltd	41,400	16,010
Nippon Telegraph & Telephone Corp	394,600	19,916
Nissan Tokyo Sales Holdings Co Ltd	86,600	219
Nisshin Oillio Group Ltd/The	43,800	1,556
NKSJ Holdings	25,500	1,005
NTT DOCOMO Inc	161,200	4,420
Olympus Corp	560,300	8,309
ORIX Corp	400,000	6,547
PALTAC CORPORATION	36,000	1,782
PeptiDream Inc *	781,763	35,908
Rakuten Inc	4,506,954	39,057
Recruit Holdings Co Ltd	2,456,040	88,858
Resona Holdings Inc	426,000	1,805
Round One Corp	334,700	3,365
SBI Holdings Inc/Japan	1,950,804	40,491
SCREEN Holdings Co Ltd	108,800	7,581
Secom Co Ltd	417,600	35,491
Sekisui House	292,372	6,314
Shimano Inc	125,100	20,220
SMC Corp/Japan	55,500	25,142
Sony Corp	1,155,500	72,848
Sumitomo Mitsui Trust Holdings Inc	403,400	15,424
Suzuken Co Ltd/Aichi Japan	88,490	3,867
Takeda Pharmaceutical Co Ltd	448,200	18,233
Terumo Corp	1,402,527	49,193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TIS Inc	294,500	$17,480
Toho Holdings Co Ltd	114,900	2,638
Tokyo Electric Power Co Holdings Inc *	2,155,100	9,446
Toppan Printing	37,100	738
Toray Industries Inc	2,477,500	16,379
Tosoh Corp	630,700	9,388
Toyota Tsusho Corp	522,800	18,261
UT Group Co Ltd	232,100	6,570
Zenkoku Hosho Co Ltd	39,300	1,575
		1,161,641

Malaysia — 0.3%
CIMB Group Holdings Bhd	10,887,522	13,504
Hong Leong Financial Group Bhd	123,020	480
Public Bank Bhd	937,341	4,403
Tenaga Nasional Bhd	1,127,948	3,554
		21,941

Mexico — 0.3%
Alfa SAB de CV, Cl A	1,252,121	982
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	378,321	2,526
Grupo Financiero Banorte SAB de CV, Ser O	3,237,300	17,175
Orbia Advance	1,111,046	2,420
Qualitas Controladora SAB de CV	227,007	971
		24,074

Netherlands — 5.3%
AerCap Holdings NV *	217,030	13,415
ASML Holding NV	225,146	61,317
ASR Nederland NV	283,755	10,553
EXOR NV	247,608	18,958
Heineken Holding NV	339,171	32,535
Heineken NV	243,495	25,248
IMCD NV	169,408	14,103
Koninklijke Ahold Delhaize NV	1,445,343	37,267
Koninklijke DSM NV	663,882	85,131
Koninklijke KPN NV	3,801,370	11,719
Koninklijke Philips NV	892,396	41,469
Koninklijke Vopak NV	179,990	9,603
NN Group NV	320,329	12,305
OCI NV *	621,983	11,796
Prosus *	101,496	6,924
Royal Dutch Shell PLC, Cl A	1,221,032	35,004
Takeaway.com NV *	114,161	10,271
Unilever NV	377,481	22,392
VEON Ltd ADR	558,830	1,475
Wolters Kluwer NV	213,689	15,352
		476,837

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	87,362	1,242
SKYCITY Entertainment Group Ltd	1,564,610	4,017
		5,259

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway — 1.0%
Austevoll Seafood ASA	182,993	$1,753
DNB ASA	2,267,179	38,108
Equinor ASA ADR	1,101,325	20,408
Norsk Hydro ASA	4,776,986	16,909
Orkla ASA	1,121,017	10,865
		88,043

Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	18,345

Peru — 0.2%
Credicorp Ltd	75,062	15,852

Poland — 0.1%
Grupa Lotos SA	49,760	1,167
Polski Koncern Naftowy ORLEN SA	426,136	10,122
		11,289

Portugal — 0.3%
Banco Comercial Portugues SA, Cl R	84,284,912	18,215
Energias de Portugal	3,122,490	12,635
		30,850

Russia — 0.7%
Magnit PJSC GDR	624,533	7,129
MMC Norilsk Nickel PJSC ADR	533,965	14,016
Mobile TeleSystems PJSC ADR	1,334,941	12,602
Novolipetsk Steel PJSC GDR	44,275	892
Sberbank of Russia PJSC ADR	1,069,221	15,643
Severstal PJSC GDR	28,047	394
Tatneft PJSC ADR	168,123	11,594
		62,270

Saudi Arabia — 0.0%
Mobile Telecommunications Co Saudi Arabia *	949,716	2,780

Singapore — 0.9%
DBS Group Holdings Ltd	2,028,300	37,453
Jardine Cycle & Carriage Ltd	26,500	594
Keppel Corp Ltd	3,036,900	14,924
Singapore Exchange Ltd	1,523,600	9,860
United Overseas Bank Ltd	784,602	14,815
Venture Corp Ltd	70,900	823
		78,469

South Africa — 0.4%
Discovery Ltd	1,519,139	12,240
Investec PLC	365,384	2,091
Momentum Metropolitan Holdings	1,003,395	1,394
Naspers Ltd, Cl N	101,496	14,510
Telkom SA SOC Ltd (A)	904,466	2,894
		33,129

South Korea — 2.9%
BNK Financial Group Inc	348,220	2,052

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daelim Industrial Co Ltd	64,253	$4,890
DGB Financial Group Inc	154,853	930
Doosan Bobcat Inc	20,618	546
Doosan Infracore Co Ltd *	185,739	843
GS Engineering & Construction Corp	74,067	1,881
Hana Financial Group Inc	181,555	5,495
Hanwha Techwin *	43,832	1,427
Hyundai Glovis Co Ltd	20,721	2,640
Industrial Bank of Korea	60,109	598
KB Financial Group Inc	169,440	6,606
Kia Motors Corp	588,244	21,540
Korea Aerospace Industries Ltd	12,351	390
KT Corp ADR	718,938	8,088
LF Corp	21,297	323
LG Chem Ltd	58,836	15,268
LG Display Co Ltd	632,222	7,868
LG Electronics Inc	237,021	14,027
LG Uplus Corp	160,698	1,823
NAVER Corp	91,030	13,256
NHN Corp *	16,039	919
Samsung Electronics Co Ltd	2,477,938	105,525
Samsung Engineering Co Ltd *	89,835	1,430
Samsung Securities Co Ltd	74,149	2,266
SK Hynix Inc	479,663	32,853
SK Telecom Co Ltd	45,056	9,384
		262,868

Spain — 2.6%
Amadeus IT Group SA, Cl A	1,006,825	80,262
Banco Bilbao Vizcaya Argentaria SA	4,186,399	22,071
Bankinter SA	1,857,279	13,000
Grifols SA	338,740	11,582
Iberdrola SA	519,086	5,110
Industria de Diseno Textil SA	575,257	17,925
Masmovil Ibercom SA *	1,222,566	27,580
Repsol SA	897,845	14,146
Siemens Gamesa Renewable Energy SA	2,771,585	44,265
		235,941

Sweden — 1.1%
Atlas Copco AB, Cl B	848,401	27,441
Axfood AB	34,014	733
Betsson AB	277,327	1,276
Epiroc AB, Cl B	1,504,079	16,915
Essity AB, Cl B	52,219	1,642
Getinge AB, Cl B	63,749	1,107
Hennes & Mauritz AB, Cl B	311,760	6,020
Hexagon, Cl B	683,920	38,683
ICA Gruppen AB	10,673	466
Swedish Match AB	106,414	5,100
Swedish Orphan Biovitrum AB *	96,063	1,604
		100,987

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Switzerland — 5.6%
China Everbright Bank	17,612,200	$10,343
Cie Financiere Richemont SA	195,457	14,896
Credit Suisse Group AG	779,064	10,216
Credit Suisse Group AG ADR (A)	1,309,516	17,142
Idorsia Ltd *(A)	1,862,819	49,881
Kuehne + Nagel International AG	122,606	19,949
LafargeHolcim Ltd	351,062	18,113
Lonza Group AG	33,164	11,270
Nestle SA	881,354	91,650
Novartis AG	275,109	25,343
Novartis AG ADR (A)	356,961	32,947
Roche Holding AG	439,379	135,505
Shanghai Pudong Development Bank	6,592,400	11,164
Swiss Life Holding AG	61,348	30,436
Swiss Re AG	60,500	6,556
Zurich Insurance Group AG	43,640	17,131
		502,542

Taiwan — 2.7%
A-DATA Technology Co Ltd	620,331	1,053
ASE Technology Holding Co Ltd	7,776,932	19,270
AU Optronics Corp	9,348,000	2,690
Compal Electronics Inc	998,000	615
Eva Airways Corp	4,061,974	1,864
Holtek Semiconductor Inc	403,000	895
Hon Hai Precision Industry Co Ltd	8,572,480	24,866
Innolux Corp, Cl A	14,401,544	3,729
International Games System Co Ltd	135,000	1,637
Kindom Construction Corp	1,863,131	1,890
King Yuan Electronics Co Ltd	1,768,000	2,138
Lite-On Technology Corp	795,000	1,261
O-TA Precision Industry Co Ltd	669,000	1,010
Parade Technologies Ltd	328,250	6,444
Pegatron Corp	1,328,000	2,960
Pou Chen Corp	1,771,000	2,307
Radiant Opto-Electronics Corp	290,000	1,112
Realtek Semiconductor Corp	322,000	2,433
Shin Zu Shing	82,000	336
Simplo Technology Co Ltd	626,000	6,258
Taiwan Business Bank	8,488,620	3,478
Taiwan Semiconductor Manufacturing Co Ltd	4,827,000	48,253
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,329,106	70,562
Taiwan Surface Mounting Technology Corp	634,000	2,307
TPK Holding Co Ltd	271,000	492
Unimicron Technology Corp	808,000	1,222
United Microelectronics Corp	4,377,000	2,145
Wistron Corp	2,060,000	1,870
WPG Holdings Ltd	217,000	270
Yuanta Financial Holding Co Ltd	20,255,215	13,112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhen Ding Technology Holding Ltd	1,850,000	$8,155
		236,634

Thailand — 0.6%
Bangchak Corp PCL	1,247,200	1,032
Banpu PCL	12,788,645	4,909
Electricity Generating	380,500	4,344
Esso Thailand PCL	3,789,100	928
PTT Exploration & Production PCL	1,595,600	6,336
Sea Ltd ADR *	393,004	14,557
Siam Commercial Bank PCL/The	3,600,400	14,417
Thai Oil PCL	777,300	1,775
Thanachart Capital PCL	707,300	1,305
Tisco Financial Group PCL	1,526,300	4,925
		54,528

Turkey — 0.4%
Akbank T.A.S.	909,583	1,230
Haci Omer Sabanci Holding AS	389,116	617
KOC Holding AS	652,690	2,275
Koza Altin Isletmeleri AS *	24,196	309
Pegasus Hava Tasimaciligi AS *(A)	337,452	4,263
Tekfen Holding AS	1,344,460	4,424
Trakya Cam Sanayii AS	1,890,909	1,086
Turkiye Garanti Bankasi AS	2,950,654	5,189
Turkiye Halk Bankasi AS	4,006,497	4,025
Turkiye Is Bankasi AS, Cl C	4,782,985	5,121
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	5,040
Yapi ve Kredi Bankasi AS *	7,755,529	3,241
		36,820

United Arab Emirates — 0.1%
Emaar Properties PJSC	971,201	1,091
First Abu Dhabi Bank PJSC	889,040	3,677
		4,768

United Kingdom — 8.6%
3i Group PLC	187,534	2,598
Abcam PLC	274,034	4,732
Aggreko	64,186	689
ASOS PLC *	325,137	13,462
BAE Systems PLC	8,498,134	63,030
Barclays PLC	8,947,525	19,853
Barratt Developments PLC	205,630	1,774
Blue Prism Group plc *(A)	1,407,050	20,566
boohoo Group PLC *	5,042,454	20,572
BP PLC	2,719,950	16,895
British American Tobacco PLC	622,222	24,628
BT Group PLC, Cl A	290,166	719
Burberry Group PLC	2,009,824	54,698
Compass Group PLC	80,995	1,985
Diageo PLC	872,591	35,723
Drax Group PLC	192,489	695
Dunelm Group PLC	77,910	859

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evraz PLC	701,652	$3,362
Experian PLC	804,682	26,677
Ferrexpo PLC	2,429,432	4,506
Fresnillo PLC (A)	571,994	4,273
Games Workshop Group PLC	9,505	704
GlaxoSmithKline PLC	623,950	14,156
Greencore Group PLC	3,561,284	11,189
Greggs PLC	70,543	1,900
GVC Holdings PLC	1,113,570	12,266
Hargreaves Lansdown PLC	795,951	19,098
Howden Joinery Group PLC	1,405,622	11,465
HSBC Holdings PLC	2,552,917	19,030
Inchcape PLC	219,752	1,850
Indivior PLC *	1,184,750	621
International Consolidated Airlines Group SA (A)	1,389,231	9,955
Investec PLC	310,147	1,761
ITV PLC	6,914,473	12,978
JD Sports Fashion PLC	550,517	5,416
John Wood Group PLC	3,359,577	15,266
Johnson Matthey PLC	208,318	7,744
Just Eat PLC *	1,268,645	12,547
Kingfisher PLC	2,349,702	6,380
Kingspan Group PLC	424,564	22,901
Legal & General Group PLC	262,335	953
London Stock Exchange Group PLC	28,405	2,525
Man Group PLC/Jersey	1,759,449	3,454
Marel HF *	5,172,490	26,805
Melrose Industries PLC	4,149,684	12,324
Pagegroup PLC	174,952	1,089
Pennon Group	416,250	4,910
Polyus PJSC GDR	7,774	418
Prudential PLC	1,074,816	19,137
QinetiQ Group PLC	943,483	4,079
RELX PLC	1,048,221	25,403
Rio Tinto PLC	1,240,140	67,397
Rio Tinto PLC ADR (A)	343,141	18,722
Royal Dutch Shell PLC, Cl A	120,089	3,434
Smiths Group PLC	923,479	19,841
Spirent Communications PLC	1,301,617	3,552
SSP Group Plc	379,648	3,310
St James’s Place PLC	776,842	10,938
Standard Chartered PLC	846,780	7,639
Unilever PLC	161,799	9,581
Vodafone Group PLC	2,690,678	5,338
Wizz Air Holdings Plc *	106,970	5,465
		765,837

United States — 5.2%
Accenture PLC, Cl A	222,569	44,772
Aptiv	367,261	34,478
Atlassian Corp PLC, Cl A *	448,654	57,028
BCE Inc (A)	28,385	1,364

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berry Global Group Inc *	102,968	$4,808
Carnival Corp, Cl A	446,137	20,112
Core Laboratories NV (A)	334,350	14,645
CyberArk Software Ltd *	36,925	4,525
Equinix Inc	45,837	25,983
Everest Re Group Ltd	103,423	28,055
FinVolution Group ADR	96,475	283
Galapagos ADR *(A)	2,200	431
Gentex Corp	373,937	10,620
IHS Markit Ltd *	645,390	46,888
Medtronic PLC	403,684	44,966
Nomad Foods Ltd *	543,387	11,411
NXP Semiconductors NV	169,107	19,545
ON Semiconductor Corp *	614,601	13,195
PTC Inc *	224,867	17,225
Sensata Technologies Holding PLC *	197,298	10,159
Spotify Technology SA *	130,838	18,651
Viavi Solutions Inc *	2,151,030	32,308
Yum China Holdings Inc	109,260	4,864
		466,316

Total Common Stock (Cost $7,139,398) ($ Thousands)		8,538,284

PREFERRED STOCK — 0.6%

Brazil — 0.3%
Cia de Transmissao de Energia Eletrica Paulista (B)	427,781	2,238
Cia Energetica de Minas Gerais (B)	178,300	547
Itau Unibanco Holding SA ADR (B)	1,364,521	11,107
Petroleo Brasileiro SA (B)	1,362,800	9,386
		23,278

Germany — 0.3%
Volkswagen (B)	157,376	30,450

Spain — 0.0%
Grifols SA (B)	212,489	4,861

Total Preferred Stock (Cost $60,244) ($ Thousands)		58,589

	Number of Rights

RIGHTS — 0.0%

Australia — 0.0%
Saracen Mineral, Expires 12/11/2019	111,159	10

Total Rights (Cost $—) ($ Thousands)		10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P.
1.680% **†(C)	218,499,582	$218,503

Total Affiliated Partnership (Cost $218,487) ($ Thousands)		218,503

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	59,127,941	$59,128
Total Cash Equivalent (Cost $59,128) ($ Thousands)		59,128

Total Investments in Securities — 99.4% (Cost $7,477,257) ($ Thousands)		$8,874,514

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
Euro STOXX 50	449	Dec-2019	$17,518	$18,327	$766
FTSE 100 Index	85	Dec-2019	7,749	8,098	87
Hang Seng Index	63	Jan-2020	10,956	10,597	(363)
S&P TSX 60 Index	53	Dec-2019	7,970	8,127	194
SPI 200 Index	47	Dec-2019	5,322	5,449	140
TOPIX Index	77	Dec-2019	11,474	11,932	620

			$60,989	$62,530	$1,444

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/16/19	EUR	17,763	USD	19,756	$150
Goldman Sachs	01/03/20	BRL	26,823	USD	6,299	(36)
Morgan Stanley	12/16/19	CHF	10,022	USD	10,174	132
Morgan Stanley	12/16/19 - 03/16/20	USD	16,571	EUR	15,018	17
Morgan Stanley	12/16/19	USD	10,585	EUR	9,504	(95)
Morgan Stanley	12/16/19 - 01/29/20	EUR	18,249	USD	20,335	141
Morgan Stanley	12/16/19 - 03/16/20	EUR	10,494	USD	11,573	(48)
Morgan Stanley	01/29/20	GBP	33,700	USD	43,392	(288)
Morgan Stanley	02/06/20	USD	3,091	KRW	3,582,398	(53)
Morgan Stanley	02/06/20	KRW	23,917,601	USD	20,454	170
RBS	12/16/19	EUR	2,081	USD	2,314	17
RBS	12/16/19	USD	1,750	EUR	1,587	2
RBS	12/16/19	USD	3,850	EUR	3,468	(22)
RBS	12/16/19	USD	7,379	NOK	66,447	(161)
RBS	12/16/19	NOK	66,447	USD	7,382	165

						$91

Percentages are based on Net Assets of $8,925,368 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2019. The total market value of securities on loan at November 30, 2019 was $236,696 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of November 30, 2019 was $218,503 ($ Thousands).

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Equity Ex-US Fund (Continued)

ADR — American Depositary Receipt

BRL — Brazilian Real

CHF — Swiss Franc

Cl — Class

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

SPI — Share Price Index

TOPIX —Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	8,538,284	–	–	8,538,284
Preferred Stock	53,727	4,862	–	58,589
Rights	10	–	–	10
Affiliated Partnership	–	218,503	–	218,503
Cash Equivalent	59,128	–	–	59,128

Total Investments in Securities	8,651,149	223,365	–	8,874,514

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	1,807	—	—	1,807
Unrealized Depreciation	(363)	—	—	(363)
Forwards Contracts *
Unrealized Appreciation	—	794	—	794
Unrealized Depreciation	—	(703)	—	(703)

Total Other Financial Instruments	1,444	91	—	1,535

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 11/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 308,147	$774,722	$ (864,365)	$ —	$ (1)	$ 218,503	218,499,582	$ 1,755	$ —
SEI Daily Income Trust, Government Fund, Cl F	296,413	268,692	(505,977)	—	—	59,128	59,127,941	2,276	—

Totals	$ 604,560	$1,043,414	$ (1,370,342)	$ —	$ (1)	$ 277,631	277,627,523	$ 4,031	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%
Argentina — 0.8%
MercadoLibre Inc *	1,536	$892

Australia — 3.5%
Aristocrat Leisure Ltd	22,897	525
BGP Holdings *	4,500	–
BHP Group Ltd ADR	5,471	282
BlueScope Steel Ltd	30,385	299
BSA Ltd	3,171	1
Cochlear Ltd	2,036	322
CSL Ltd	2,372	455
Enero Group Ltd	2,677	3
Fortescue Metals Group Ltd	69,392	457
Goodman Group ‡	13,350	134
Johns Lyng Group Ltd	18,216	26
Jumbo Interactive Ltd	6,316	88
Macquarie Telecom Group Ltd *	1,744	27
Midway Ltd	9,210	12
MyState Ltd	2,970	10
Newcrest Mining Ltd	7,192	150
Northern Star Resources Ltd	15,410	100
OM Holdings Ltd	41,402	14
Orica Ltd	11,450	184
People Infrastructure Ltd	9,634	21
Regional Express Holdings Ltd	16,562	13
Rio Tinto Ltd	3,749	246
Santos Ltd	28,760	159
Saracen Mineral Holdings Ltd *	76,962	160
Tribune Resources Ltd	5,933	25
		3,713

Austria — 1.6%
Erste Group Bank AG	16,713	599
Kapsch TrafficCom AG	3,230	102
OMV AG	7,716	440
S IMMO AG	2,167	54
Schoeller-Bleckmann Oilfield Equipment AG	3,715	208
Strabag SE	889	31
voestalpine AG	11,772	312
		1,746

Belgium — 0.3%
Umicore SA	6,296	271

Brazil — 0.6%
Banco Bradesco SA ADR	46,174	362
Cogna Educacao	61,900	152
Porto Seguro SA	4,700	65
Trisul SA	29,554	94
		673

Canada — 6.3%
Absolute Software Corp	40,000	253
Algoma Central Corp	700	7
Bank of Montreal	3,300	254

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calian Group Ltd	425	$13
Canadian Imperial Bank of Commerce	5,900	513
Centerra Gold Inc *	700	6
Cogeco Communications Inc	523	45
Cogeco Inc	3,731	289
Constellation Software Inc/Canada	1,028	1,099
Corus Entertainment Inc, Cl B	2,817	12
Fairfax Financial Holdings Ltd	1,072	484
GDI Integrated Facility Services Inc *	600	16
Leon’s Furniture Ltd	585	7
Magna International Inc, Cl A	7,656	422
Manulife Financial Corp	24,400	480
Points International Ltd *	5,120	67
Ritchie Bros Auctioneers Inc	5,423	233
Rogers Communications Inc, Cl B	4,851	234
Royal Bank of Canada	8,700	712
Storm Resources Ltd *	9,400	10
TC Energy Corp	4,300	218
Tencent Music Entertainment Group ADR *	19,182	239
Teranga Gold Corp *	29,800	128
Toronto-Dominion Bank/The	17,000	980
		6,721

Chile — 0.2%
Enel Americas SA ADR	3,988	39
Sociedad Quimica y Minera de Chile SA ADR	6,901	164
		203

China — 3.4%
Alibaba Group Holding Ltd ADR *	4,034	807
Baidu Inc ADR *	2,129	252
Bank of Communications Co Ltd, Cl H	105,000	69
BYD Co Ltd, Cl H	48,500	230
China Construction Bank Corp, Cl H	264,000	210
China Everbright Bank Co Ltd, Cl H	170,000	73
China Life Insurance Co Ltd, Cl H	146,000	369
Jiangnan Group Ltd *	411,228	18
Leju Holdings Ltd ADR *	9,831	18
PICC Property & Casualty Co Ltd	252,000	292
Ping An Insurance Group Co of China Ltd, Cl H	59,000	669
Sinopharm Group Co Ltd, Cl H	93,600	309
Vipshop Holdings Ltd ADR *	20,991	268
Weichai Power Co Ltd, Cl H	51,000	87
		3,671

Colombia — 0.3%
Bancolombia SA ADR, Cl R	7,388	357

Czech Republic — 0.2%
Komercni banka as	5,077	174

Denmark — 1.9%
DSV PANALPINA A/S	4,326	471
H Lundbeck A/S ADR	187	7

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
North Media AS	3,882	$22
Novo Nordisk A/S, Cl B	17,056	960
Novozymes A/S, Cl B	7,864	376
TCM Group A/S	686	12
Vestas Wind Systems A/S	1,430	136
		1,984

Finland — 1.0%
Alma Media Oyj	2,090	18
Huhtamaki Oyj	4,180	184
Kone Oyj, Cl B	7,992	501
Marimekko Oyj	2,134	80
Neste Oyj	7,286	246
Orion Oyj, Cl B	909	39
Scanfil Oyj	3,934	19
		1,087

France — 6.1%
Airbus SE	1,100	162
AKWEL	157	4
BioMerieux	885	80
BNP Paribas SA	9,440	530
Bollore SA	59,110	253
Burelle SA	67	59
Capgemini SE	5,304	628
Criteo SA ADR *	4,451	79
Danone SA	6,238	514
Edenred	17,638	876
Esso SA Francaise *	594	14
Eurofins Scientific SE	812	427
Focus Home Interactive SA	673	17
GL Events	1,154	30
IDI SCA	368	18
Klepierre SA ‡	4,230	152
Legrand SA	4,713	372
Peugeot SA	24,295	587
Publicis Groupe SA	2,860	126
Safran SA	4,513	739
Societe Generale SA	10,762	339
Sodexo SA	3,632	424
Ubisoft Entertainment SA *	1,041	63
Vetoquinol SA	206	14
Virbac SA *	125	31
		6,538

Germany — 5.1%
Beiersdorf AG	1,710	200
Continental AG	3,977	520
CropEnergies AG	477	4
Deutsche Boerse AG	4,818	740
E.ON SE	34,570	362
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,367	506
IVU Traffic Technologies AG	3,622	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Logwin AG	58	$11
Merck KGaA	3,850	450
MTU Aero Engines AG	2,549	691
SAP SE	6,913	941
Scout24 AG	10,899	675
Vonovia SE	5,904	308
		5,450

Greece — 0.5%
Athens Water Supply & Sewage Co SA	9,621	79
European Reliance General Insurance Co SA	741	4
Hellenic Telecommunications Organization SA	14,130	212
Motor Oil Hellas Corinth Refineries SA	7,938	186
		481

Hong Kong — 4.8%
361 Degrees International Ltd	81,000	15
AIA Group Ltd	75,000	751
Allied Group Ltd	2,000	10
Anhui Conch Cement Co Ltd, Cl H	70,500	451
ANTA Sports Products Ltd	50,000	470
Beijing Chunlizhengda Medical Instruments Co Ltd, Cl H	12,400	77
Bosideng International Holdings Ltd	110,000	53
Brilliance China Automotive Holdings Ltd	178,000	184
Build King Holdings Ltd	380,000	43
China Aoyuan Group Ltd	100,000	143
China Overseas Grand Oceans Group Ltd	159,000	89
China South City Holdings Ltd	236,000	27
CITIC Ltd	11,000	14
CNOOC Ltd	37,000	54
Country Garden Services Holdings Co Ltd	55,319	179
CRCC High-Tech Equipment Corp Ltd, Cl H	105,500	16
Dongfang Electric Corp Ltd, Cl H	10,770	6
FSE Services Group Ltd	38,000	17
Guangnan Holdings Ltd	80,000	8
Hailan Holdings Ltd *	10,000	5
Henan Jinma Energy Co Ltd, Cl H	96,000	40
Hong Kong Exchanges & Clearing Ltd	13,700	433
Hopefluent Group Holdings Ltd	38,000	8
Industrial & Commercial Bank of China Ltd, Cl H	730,000	520
Lion Rock Group Ltd	150,180	23
Livzon Pharmaceutical Group Inc, Cl H	96,400	283
Ping An Healthcare and Technology Co Ltd *	31,200	208
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	68,000	191
Shanghai Henlius Biotech Inc, Cl H *	496	–
Tencent Holdings Ltd	14,700	623
Time Watch Investments Ltd	292,000	35
Yuexiu Property Co Ltd	294,000	63

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhengzhou Coal Mining Machinery Group Co Ltd, Cl H	73,400	$38
Zhong An Group Ltd *	303,000	9
		5,086

Hungary — 0.2%
OTP Bank Nyrt	4,070	192

India — 1.6%
HDFC Bank Ltd ADR	7,934	490
Housing Development Finance Corp Ltd	20,399	653
ICICI Bank Ltd ADR	39,872	562
		1,705

Indonesia — 0.1%
Adira Dinamika Multi Finance Tbk PT	25,000	19
Bekasi Fajar Industrial Estate Tbk PT	911,300	12
Blue Bird Tbk PT	57,074	9
Hexindo Adiperkasa Tbk PT	41,100	11
Mandala Multifinance Tbk PT	346,200	31
Mitrabara Adiperdana Tbk PT	183,234	25
Panin Financial Tbk PT *	1,679,800	33
		140

Ireland — 2.5%
CRH PLC	11,178	427
ICON PLC *	10,403	1,697
Ryanair Holdings PLC ADR *	6,722	560
		2,684

Israel — 1.7%
Bank Hapoalim BM ADR	1,656	66
Check Point Software Technologies Ltd *	3,584	422
Israel Discount Bank Ltd ADR	1,349	62
Israel Discount Bank Ltd, Cl A	62,785	289
Kamada Ltd *	1,326	10
Nice Ltd *	3,700	561
Nice Ltd ADR *	2,764	419
		1,829

Italy — 1.3%
DeA Capital SpA	14,783	22
Enel SpA	32,018	242
Leonardo SpA	18,890	221
Mediobanca Banca di Credito Finanziario SpA	10,730	120
Prysmian SpA	18,571	424
Salini Impregilo SpA	45,591	89
Servizi Italia SpA	6,330	23
UniCredit SpA	18,725	259
		1,400

Japan — 11.9%
Advantest Corp	4,400	215
Aichi Electric Co Ltd	1,200	31
Ainavo Holdings Co Ltd	5,700	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aiphone Co Ltd	2,400	$42
Aoki Super Co Ltd	500	12
Astellas Pharma Inc	13,600	232
Chubu Electric Power Co Inc	13,000	181
Dai Nippon Printing Co Ltd	2,800	75
Daifuku Co Ltd	2,100	122
Daikin Industries Ltd	900	129
Denso Corp	16,600	741
FANUC Corp	1,600	306
FUJIFILM Holdings Corp	3,100	146
Fujii Sangyo Corp	1,000	14
Fujitsu Ltd	6,500	591
Hashimoto Sogyo Holdings Co Ltd	580	9
Himacs Ltd	700	12
Hitachi Ltd	10,000	393
Hokuriku Gas Co Ltd	700	19
Japan Exchange Group Inc	41,800	710
JBCC Holdings Inc	8,300	140
Kakiyasu Honten Co Ltd	3,039	78
Kanefusa Corp	2,300	16
Kao Corp	3,500	275
KDDI Corp	29,100	834
Koike Sanso Kogyo Co Ltd	400	8
Marubeni Corp	16,100	119
Maruzen Co Ltd/Taito ward	1,300	24
Minori Solutions Co Ltd	1,000	25
Mitsubishi Estate Co Ltd	11,400	209
NET One Systems Co Ltd	200	6
Nidec Corp	3,400	503
Nintendo Co Ltd	400	155
Nippon Telegraph & Telephone Corp	11,170	564
NJS Co Ltd	2,800	44
NTT DOCOMO Inc	20,800	570
Okinawa Cellular Telephone Co	700	25
Olympus Corp	17,300	257
Recruit Holdings Co Ltd	3,800	138
Sankyo Frontier Co Ltd	848	29
Secom Co Ltd	8,900	756
Shimano Inc	2,600	420
SMC Corp/Japan	1,100	498
Softbank Corp	37,600	510
Sony Corp	15,000	946
Sumitomo Mitsui Trust Holdings Inc	8,200	314
Techno Medica Co Ltd	1,100	21
TIS Inc	500	30
Tokio Marine Holdings Inc	6,300	342
Toray Industries Inc	48,900	323
Tottori Bank Ltd/The	1,600	20
Toyota Tsusho Corp	10,900	381
Tsubakimoto Kogyo Co Ltd	2,700	99
Yamae Hisano Co Ltd	2,200	26
		12,734

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Malaysia — 0.4%
AFFIN Bank Bhd	33,500	$16
Allianz Malaysia Bhd	19,700	69
Hong Leong Bank Bhd	4,484	18
Kenanga Investment Bank Bhd	298,800	33
Lii Hen Industries Bhd	85,748	64
Magni-Tech Industries Bhd	111,733	66
Malaysian Pacific Industries Bhd	6,369	17
MKH Bhd	91,000	33
Mulpha International Bhd *	36,300	17
Ranhill Holdings Bhd	116,400	32
Tropicana Corp Bhd	89,919	20
		385

Mexico — 0.5%
Bio Pappel SAB de CV *	16,386	18
Cia Minera Autlan SAB de CV	12,516	6
Credito Real SAB de CV SOFOM ER	37,307	44
Grupo Comercial Chedraui SA de CV	59,368	83
Grupo Financiero Banorte SAB de CV, Ser O	62,300	330
Grupo GICSA SAB de CV *	6,175	2
		483

Netherlands — 4.8%
ASML Holding NV	1,386	377
EXOR NV	4,832	370
Heineken Holding NV	4,904	470
Heineken NV	4,801	498
IMCD NV	3,440	286
Koninklijke Ahold Delhaize NV	20,110	519
Koninklijke Philips NV	15,935	741
Koninklijke Vopak NV	5,600	299
Prosus NV *	2,060	141
SNS Reaal *	1,762	–
Takeaway.com NV *	2,319	209
Unilever NV	10,915	647
Wolters Kluwer NV	7,770	558
		5,115

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	5,590	79
Meridian Energy Ltd	16,821	51
PGG Wrightson Ltd	297	–
SKYCITY Entertainment Group Ltd	48,495	125
		255

Norway — 1.2%
DNB ASA	30,516	513
Equinor ASA ADR	21,712	402
Norsk Hydro ASA	94,337	334
SpareBank 1 BV	4,160	18
Sparebanken Sor	1,278	14
		1,281

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Panama — 0.4%
Copa Holdings SA, Cl A	3,599	$375

Peru — 0.3%
Credicorp Ltd	1,524	322
Empresa Siderurgica del Peru SAA	50,198	10
		332

Poland — 0.2%
Amica SA	1,476	51
ComArch SA	299	15
Dom Development SA	1,125	27
Lubelski Wegiel Bogdanka SA	743	7
Polski Koncern Naftowy ORLEN SA	6,190	147
Zespol Elektrowni Patnow Adamow Konin SA *	7,804	15
		262

Portugal — 0.1%
NOS SGPS SA	20,211	110

Qatar — 0.2%
Ooredoo QPSC	78,390	149
Qatar Navigation QSC	30,788	52
		201

Russia — 0.6%
Magnit PJSC GDR	13,228	151
MMC Norilsk Nickel PJSC ADR	8,045	211
Sberbank of Russia PJSC ADR	22,376	327
		689

Singapore — 2.0%
Boustead Singapore Ltd	75,900	42
China Aviation Oil Singapore Corp Ltd	30,900	28
DBS Group Holdings Ltd	40,500	748
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	1,300	21
Hong Leong Finance Ltd	11,276	22
Hour Glass Ltd/The	38,000	23
Jardine Cycle & Carriage Ltd	12,100	271
Micro-Mechanics Holdings Ltd	21,181	28
Oversea-Chinese Banking Corp Ltd	8,200	65
Riverstone Holdings Ltd/Singapore	29,404	20
Sing Investments & Finance Ltd	21,700	23
Singapore Exchange Ltd	47,300	306
Sinostar PEC Holdings Ltd	89,447	14
Stamford Land Corp Ltd	142,800	52
Tiong Seng Holdings Ltd	7,037	1
United Industrial Corp Ltd	67,500	144
United Overseas Bank Ltd	15,974	301
		2,115

South Africa — 0.8%
ArcelorMittal South Africa Ltd *	85,493	10
Combined Motor Holdings Ltd	9,481	14

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Discovery Ltd	30,863	$249
Metair Investments Ltd	19,199	31
MiX Telematics Ltd ADR	761	9
Naspers Ltd, Cl N	2,060	294
Standard Bank Group Ltd	25,251	286
		893

South Korea — 2.8%
Fursys Inc	377	10
Geumhwa PSC Co Ltd	382	9
Kia Motors Corp	8,310	304
Korea Airport Service Co Ltd	970	34
Korea Electronic Power Industrial Development Co Ltd	2,241	7
LG Electronics Inc	4,856	287
Maeil Holdings Co Ltd	3,735	33
Moorim Paper Co Ltd	6,617	14
NAVER Corp	1,890	275
RedcapTour Co Ltd	2,781	38
Samsung Electronics Co Ltd	37,566	1,600
SK Hynix Inc	6,279	430
		3,041

Spain — 1.7%
Amadeus IT Group SA, Cl A	9,913	790
Bankinter SA	38,515	270
Cia de Distribucion Integral Logista Holdings SA	6,568	148
Grifols SA	7,096	243
Industria de Diseno Textil SA	11,571	360
		1,811

Sweden — 1.9%
AddNode Group AB, Cl B	288	5
Atlas Copco AB, Cl A	2,808	103
Atlas Copco AB, Cl B	16,936	548
Bergman & Beving AB	3,040	25
Doro AB *	2,733	12
Epiroc AB, Cl B	30,318	341
Hennes & Mauritz AB, Cl B	9,710	187
Medcap AB *	11,357	168
Sandvik AB	13,686	249
Swedish Match AB	8,970	430
		2,068

Switzerland — 5.5%
China Everbright Bank	548,000	322
Cie Financiere Richemont SA	4,055	309
CPH Chemie & Papier Holding AG	219	17
Credit Suisse Group AG ADR	25,816	338
Glarner Kantonalbank	757	24
Kuehne + Nagel International AG	2,490	405
Lastminute.com NV *	670	28
Nestle SA	10,040	1,044

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novartis AG	4,608	$424
Novartis AG ADR	7,038	650
Roche Holding AG	5,592	1,725
Shanghai Pudong Development Bank	205,100	347
Swiss Life Holding AG	240	119
Zurich Insurance Group AG	460	180
		5,932

Taiwan — 3.7%
ASE Technology Holding Co Ltd	154,137	382
Eastech Holding Ltd	5,000	10
HIM International Music Inc	4,000	16
Hon Hai Precision Industry Co Ltd	310,440	901
Hsing TA Cement Co	45,600	28
Taiwan Semiconductor Manufacturing Co Ltd	109,000	1,090
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,208	1,179
Teco Electric and Machinery Co Ltd	32,000	28
TOPBI International Holdings Ltd	5,381	15
Wistron Corp	118,000	107
WT Microelectronics Co Ltd	13,000	18
Yuanta Financial Holding Co Ltd	354,000	229
		4,003

Thailand — 0.8%
Electricity Generating PCL	11,800	135
Nava Nakorn PCL	422,400	30
PTT Exploration & Production PCL	124,200	493
Thai Rayon PCL	21,700	22
Tisco Financial Group PCL	47,500	153
		833

Turkey — 1.3%
Akbank T.A.S.	22,859	31
Aksigorta AS	57,243	55
AvivaSA Emeklilik ve Hayat AS	25,715	53
Coca-Cola Icecek AS	14,154	85
Haci Omer Sabanci Holding AS	200,106	317
KOC Holding AS	50,741	177
Logo Yazilim Sanayi Ve Ticaret AS *	1,727	16
Turkiye Garanti Bankasi AS	189,897	334
Turkiye Sise ve Cam Fabrikalari AS	26,294	23
Ulker Biskuvi Sanayi AS	31,490	119
Yapi ve Kredi Bankasi AS *	351,479	147
		1,357

United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	27,530	114

United Kingdom — 8.8%
3i Group PLC	5,500	76
4imprint Group PLC	69	3
ASOS PLC *	6,745	279
BAE Systems PLC	52,843	392
Barclays PLC	243,026	539

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
boohoo Group PLC *	101,920	$416
BP PLC ADR	563	21
British American Tobacco PLC	8,060	319
Burberry Group PLC	10,876	296
Computacenter PLC	1,190	23
Dart Group PLC	1,666	32
Diageo PLC	17,203	704
Evraz PLC	34,681	166
Exillon Energy PLC *	4,819	3
Experian PLC	16,160	536
Ferrexpo PLC	34,735	64
Fiat Chrysler Automobiles NV	4,000	59
Gem Diamonds Ltd	19,498	13
Hargreaves Lansdown PLC	16,518	396
Howden Joinery Group PLC	29,227	238
HSBC Holdings PLC	84,716	632
Indivior PLC *	17,994	10
International Consolidated Airlines Group SA	25,167	180
ITV PLC	136,311	256
Judges Scientific PLC	1,706	116
Just Eat PLC *	25,767	255
Kingspan Group PLC	8,551	461
Legal & General Group PLC	36,738	134
London Stock Exchange Group PLC	3,077	274
NWF Group PLC	7,826	16
Pagegroup PLC	2,389	15
Pennon Group PLC	12,950	153
Prudential PLC	21,779	388
Reach PLC	23,572	29
RELX PLC	17,724	430
Rio Tinto PLC	9,384	510
Rio Tinto PLC ADR	6,777	370
RM PLC	1,148	4
Robert Walters PLC	2,187	14
Royal Mail PLC	2,376	6
Sopheon PLC	680	7
Spirent Communications PLC	53,250	145
St James’s Place PLC	16,255	229
Standard Chartered PLC	26,190	236
Unilever PLC	183	11
Vertu Motors PLC	30,896	16
		9,472

United States — 2.6%
Atlantica Yield PLC	4,869	126
Atlassian Corp PLC, Cl A *	2,985	379
Carnival Corp, Cl A	8,796	397
Core Laboratories NV	6,602	289
Everest Re Group Ltd	2,039	553
Kimberly-Clark de Mexico SAB de CV ADR	3,342	32
Nomad Foods Ltd *	8,452	178
NXP Semiconductors NV	3,070	355
Spotify Technology SA *	2,597	370

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	3,380	$150
		2,829

Total Common Stock (Cost $89,605) ($ Thousands)		103,687

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Banco do Estado do Rio Grande do Sul SA (A)	12,700	60
Itau Unibanco Holding SA ADR (A)	27,466	224
		284

Germany — 0.1%
Draegerwerk AG & Co KGaA	254	16
KSB SE & Co KGaA (A)	237	77
		93

Spain — 0.1%
Grifols SA (A)	3,912	89
Total Preferred Stock (Cost $541) ($ Thousands)		466

	Number of Rights

RIGHTS — 0.0%
Australia — 0.0%
Saracen Mineral, Expires 12/11/2019	13,385	1
Total Rights (Cost $—) ($ Thousands)		1

	Shares

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	1,095,948	1,096
Total Cash Equivalent (Cost $1,096) ($ Thousands)		1,096

Total Investments in Securities — 98.3% (Cost $91,242) ($ Thousands)		$105,250

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	9	Dec-2019	$365	$367	$3
FTSE 100 Index	2	Dec-2019	190	191	–
Hang Seng Index	1	Jan-2020	174	168	(6)
S&P TSX 60 Index	1	Dec-2019	153	153	–
SPI 200 Index	1	Dec-2019	116	116	2
TOPIX Index	1	Dec-2019	155	155	1

			$1,153	$1,150	$–

Percentages are based on Net Assets of $107,093 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	103,687	–	–	103,687
Preferred Stock	377	89	–	466
Right	1	–	–	1
Cash Equivalent	1,096	–	–	1,096

Total Investments in Securities	105,161	89	–	105,250

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	–	–	–	–

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,276	$ 2,450	$ (3,630)	$ —	$ —	$ 1,096	1,095,948	$ 16	$ —

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%
Argentina — 0.0%
Banco Macro SA ADR	4,852	$125
Globant SA *	249	27
Grupo Financiero Galicia SA ADR	203	3
MercadoLibre Inc *	13	7
		162

Australia — 0.4%
AGL Energy Ltd	721	10
Appen Ltd	2,683	44
Aristocrat Leisure Ltd	4,632	106
ASX Ltd	967	53
Aurizon Holdings Ltd	7,282	29
Beach Energy Ltd	77,724	126
Challenger Ltd	3,948	22
Coca-Cola Amatil Ltd	3,458	27
Computershare Ltd	1,221	15
CSL Ltd	737	141
Fortescue Metals Group Ltd	84,095	553
Goodman Group ‡	5,972	60
Incitec Pivot Ltd	3,476	8
JB Hi-Fi Ltd	5,269	133
Jumbo Interactive Ltd	1,922	27
Macquarie Group Ltd	1,280	120
Magellan Financial Group Ltd	9,155	325
Metcash Ltd	6,526	13
Newcrest Mining Ltd	982	20
NRW Holdings Ltd	13,286	27
Orica Ltd	585	9
Santos Ltd	10,790	60
Saracen Mineral Holdings Ltd *	28,001	58
Silver Lake Resources Ltd *	37,199	28
South32 Ltd	7,602	14
Stockland ‡	145,700	498
Sydney Airport	2,276	14
		2,540

Austria — 0.1%
Raiffeisen Bank International AG	26,526	623
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,000	277
voestalpine AG	401	11
		911

Belgium — 0.1%
Ageas	9,689	582
Colruyt SA	3,772	196
D’ieteren SA/NV	1,113	72
Orange Belgium SA	1,659	37
Proximus SADP	1,161	35
UCB SA	203	16
		938

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bermuda — 0.0%
Arch Capital Group Ltd *	1,580	$66
Invesco Ltd	996	18
		84

Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	5,200	59
Banco BTG Pactual SA *	1,000	16
Banco do Brasil SA *	1,702	19
BRF SA *	4,100	35
CCR SA	2,600	11
Cia de Saneamento do Parana	28,500	616
Cogna Educacao	5,200	13
Construtora Tenda SA	64,346	362
Cosan Ltd, Cl A *	8,600	150
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,100	64
Direcional Engenharia SA	63,800	175
JBS SA	181,410	1,210
Localiza Rent a Car SA	600	6
Lojas Renner SA	630	8
Magazine Luiza SA	28,044	300
Notre Dame Intermedica Participacoes SA	2,100	28
Petrobras Distribuidora SA	18,194	120
Petroleo Brasileiro SA *	1,500	11
Qualicorp Consultoria e Corretora de Seguros SA	10,334	86
TOTVS SA *	12,528	189
Tupy SA	49,400	230
Ultrapar Participacoes SA	5,300	27
Vale SA *	2,100	25
		3,760

Canada — 1.3%
Agnico Eagle Mines Ltd	100	6
Air Canada, Cl B *	400	15
Bank of Montreal	200	15
Bausch Health Cos Inc *	700	20
Canadian Imperial Bank of Commerce	5,900	513
Canadian National Railway Co	34,615	3,143
Canadian Pacific Railway Ltd	400	95
Canadian Tire Corp Ltd, Cl A	5,200	606
CGI Inc, Cl A *	2,600	216
CI Financial Corp	1,493	24
Cogeco Communications Inc	726	63
Cogeco Inc	247	19
Constellation Software Inc/Canada	200	214
Detour Gold Corp *	8,860	164
Element Fleet Management Corp	14,249	123
Empire Co Ltd, Cl A	9,190	246
ERO Copper Corp *	742	12
Gibson Energy Inc	6,971	131
Husky Energy Inc	1,900	14

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iA Financial Corp Inc	200	$10
Imperial Oil Ltd	800	20
Intact Financial Corp	100	10
Just Energy Group Inc *	4,389	12
Kirkland Lake Gold Ltd	9,388	394
Lululemon Athletica Inc *	6,071	1,370
Lundin Mining Corp	1,500	8
Methanex Corp	300	11
National Bank of Canada	400	21
Power Corp of Canada	1,200	29
Power Financial Corp	600	15
RioCan Real Estate Investment Trust ‡	1,000	20
Rogers Communications Inc, Cl B	600	29
Shopify Inc, Cl A *	200	67
Sun Life Financial Inc	700	32
TELUS Corp	9,500	359
TFI International Inc	4,711	155
Thomson Reuters Corp	100	7
Toronto-Dominion Bank/The	8,900	513
WSP Global Inc	800	52
		8,773

Chile — 0.0%
Empresas CMPC SA	2,989	7
Latam Airlines Group SA	6,882	72
		79

China — 2.0%
Alibaba Group Holding Ltd ADR *	9,299	1,860
Anhui Conch Cement Co Ltd, Cl A	2,635	17
Bank of Communications Co Ltd, Cl H	493,000	324
BYD Co Ltd, Cl H	2,000	10
China Communications Construction Co Ltd, Cl H	13,000	10
China Construction Bank Corp, Cl H	1,731,000	1,378
China Mobile Ltd	104,000	784
China National Building Material Co Ltd, Cl H	810,000	782
China Oilfield Services Ltd, Cl H	35,961	48
China Telecom Corp Ltd, Cl H	1,370,000	518
Gansu Qilianshan Cement Group Co Ltd, Cl A	41,600	63
Great Wall Motor Co Ltd, Cl H	56,469	44
Guangzhou R&F Properties Co Ltd	130,000	219
Henan Shuanghui Investment & Development Co Ltd, Cl A	5,300	23
Hexindai Inc ADR *	19,700	10
Huaxin Cement Co Ltd, Cl B	12,289	24
JD.com Inc ADR *	15,391	503
Jiangsu Kanion Pharmaceutical Co Ltd, Cl A	91,291	185
Kunlun Energy Co Ltd	22,000	19
Kweichow Moutai Co Ltd, Cl A	3,403	547
Li Ning Co Ltd	192,535	617
LONGi Green Energy Technology Co Ltd, Cl A	7,500	25
Luxshare Precision Industry Co Ltd, Cl A	10,300	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Luzhou Laojiao Co Ltd, Cl A	1,826	$21
Muyuan Foodstuff Co Ltd, Cl A	3,900	48
NetEase Inc ADR	3,083	972
New Hope Liuhe Co Ltd, Cl A	5,728	17
New Oriental Education & Technology Group Inc ADR *	961	116
Ping An Insurance Group Co of China Ltd, Cl H	109,000	1,235
Sany Heavy Industry Co Ltd, Cl A	131,617	271
Shaanxi Coal Industry Co Ltd, Cl A	70,900	86
Shandong Gold Mining Co Ltd, Cl A *	5,700	24
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	1,100	14
Shenzhou International Group Holdings Ltd	6,000	79
SINA Corp/China *	400	14
Sinopharm Group Co Ltd, Cl H	4,800	16
Vipshop Holdings Ltd ADR *	23,534	301
Weichai Power Co Ltd, Cl H	484,253	828
Wens Foodstuffs Group Co Ltd	7,223	37
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	144,400	446
Wuliangye Yibin Co Ltd, Cl A	23,489	426
Zhuzhou CRRC Times Electric Co Ltd, Cl H	3,300	11
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	11,900	10
		13,032

Croatia — 0.1%
Atlantic Grupa dd	1,250	241
Hrvatski Telekom dd	12,500	314
		555

Czech Republic — 0.1%
CEZ AS	1,347	30
Komercni banka as	13,696	469
Philip Morris CR AS	23	14
		513

Denmark — 0.2%
Chr Hansen Holding A/S	674	51
Coloplast A/S, Cl B	493	58
Orsted A/S	1,085	100
Pandora A/S	12,966	523
Scandinavian Tobacco Group A/S	30,800	356
		1,088

Egypt — 0.0%
Telecom Egypt Co	37,008	24

Estonia — 0.0%
Tallink Grupp AS	301,246	322

Finland — 0.3%
DNA Oyj	2,693	62
Elisa Oyj, Cl A	199	11
Fortum Oyj	2,885	68

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kone Oyj, Cl B	288	$18
Metso Oyj	900	35
Neste Oyj	2,012	68
Nokia Oyj	348,849	1,235
Orion Oyj, Cl B	490	21
Stora Enso Oyj, Cl R	1,114	15
Tokmanni Group Corp	2,246	30
UPM-Kymmene Oyj	4,239	142
		1,705

France — 3.8%
Aeroports de Paris	154	30
Airbus SE	139	21
Amundi SA	380	29
AXA SA	81,351	2,215
BNP Paribas SA	40,763	2,291
Capgemini SE	14,203	1,681
Carrefour SA	110,002	1,817
CGG SA *	29,438	77
Cie de Saint-Gobain	59,436	2,408
Cie Generale des Etablissements Michelin SCA, Cl B	16,364	1,965
Dassault Systemes SE	361	57
Edenred	2,088	104
Electricite de France SA	6,072	62
Engie SA	30,300	480
Eurofins Scientific SE	38	20
Eutelsat Communications SA	288	5
Gaztransport Et Technigaz SA	1,156	102
Hermes International	345	259
Iliad SA	87	11
Ingenico Group SA	517	55
Ipsen SA	170	19
Kering SA	727	438
Klepierre SA ‡	48,893	1,756
Legrand SA	597	47
LVMH Moet Hennessy Louis Vuitton SE	61	27
Mersen SA	596	20
Orange SA	76,470	1,265
Publicis Groupe SA	44,126	1,943
Sanofi	32,876	3,063
Schneider Electric SE	609	59
SCOR SE	478	21
SES SA, Cl A	1,591	21
Suez	1,293	19
Teleperformance	269	64
Thales SA	103	10
TOTAL SA	52,655	2,766
Veolia Environnement SA	310	8
		25,235

Germany — 1.3%
adidas AG	268	84

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allianz SE	10,421	$2,497
Amadeus Fire AG	267	36
Bayerische Motoren Werke AG	18,049	1,459
Borussia Dortmund GmbH & Co KGaA	1,227	11
Commerzbank AG	2,356	14
Deutsche Bank AG	3,060	22
Deutsche Wohnen SE	227	9
Eckert & Ziegler Strahlen- und Medizintechnik AG	151	32
Fraport AG Frankfurt Airport Services Worldwide	3,570	304
Hannover Rueck SE	3,327	618
HelloFresh SE *	5,905	118
HOCHTIEF AG	2,500	307
LANXESS AG	233	16
Merck KGaA	11,311	1,322
MTU Aero Engines AG	1,242	337
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,589	744
Puma SE	353	27
QIAGEN NV *	219	9
RWE AG	2,566	76
thyssenkrupp AG *	948	12
Uniper SE	947	31
Varta AG *	609	78
Vonovia SE	1,179	61
Wirecard AG	662	87
		8,311

Greece — 0.0%
Motor Oil Hellas Corinth Refineries SA	2,997	70

Hong Kong — 1.2%
Agile Group Holdings Ltd	95,106	133
Anhui Conch Cement Co Ltd, Cl H	194,730	1,245
ANTA Sports Products Ltd	8,000	75
Bank of China Ltd, Cl H	1,698,000	681
Bosideng International Holdings Ltd	147,972	71
Brilliance China Automotive Holdings Ltd	26,000	27
Cafe de Coral Holdings Ltd	15,987	40
China Ding Yi Feng Holdings Ltd	16,000	1
China Evergrande Group *	3,000	7
China Gas Holdings Ltd	4,000	15
China Overseas Grand Oceans Group Ltd	76,656	43
China Pacific Insurance Group Co Ltd, Cl H	216,200	765
China Resources Beer Holdings Co Ltd	8,000	42
China Unicom Hong Kong Ltd	6,000	5
CLP Holdings Ltd	2,500	26
CNOOC Ltd	14,000	20
Country Garden Services Holdings Co Ltd	103,395	334
ENN Energy Holdings Ltd	4,600	50
Guangdong Investment Ltd	22,000	45
Hang Lung Properties Ltd	15,000	31

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HK Electric Investments & HK Electric Investments Ltd	12,500	$12
HKT Trust & HKT Ltd	50,000	73
Industrial & Commercial Bank of China Ltd, Cl H	1,465,002	1,044
Lenovo Group Ltd	171,600	113
Meituan Dianping, Cl B *	7,500	99
NetDragon Websoft Holdings Ltd	88,155	204
New China Life Insurance Co Ltd, Cl H	6,400	25
New World Development Co Ltd	12,000	16
NWS Holdings Ltd	19,000	25
Sino Biopharmaceutical Ltd	398,000	514
Sun Hung Kai Properties Ltd	14,500	211
Sunny Optical Technology Group Co Ltd	2,000	33
Swire Pacific Ltd, Cl A	4,000	36
Techtronic Industries Co Ltd	3,000	23
Tencent Holdings Ltd	23,990	1,017
VTech Holdings Ltd	5,729	54
Wharf Real Estate Investment Co Ltd	2,000	11
Wuxi Biologics Cayman Inc *	3,500	40
Yanzhou Coal Mining Co Ltd, Cl H	20,947	18
YiChang HEC ChangJiang Pharmaceutical Co Ltd, Cl H	107,400	565
Yihai International Holding Ltd	5,012	32
Zoomlion Heavy Industry Science and Technology Co Ltd	618,400	438
		8,259

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	415,197	602
MOL Hungarian Oil & Gas PLC	35,000	339
Richter Gedeon Nyrt	26,500	508
		1,449

India — 0.7%
Adani Ports & Special Economic Zone Ltd	2,447	13
Bajaj Finance Ltd	378	21
Bajaj Finserv Ltd	62	8
Bharat Petroleum Corp Ltd	4,349	31
Bharti Airtel Ltd *	1,664	10
Granules India Ltd	41,835	74
Grasim Industries Ltd	751	8
HDFC Asset Management Co Ltd	2,507	124
Hindustan Unilever Ltd	2,704	77
ICICI Bank Ltd	2,642	19
Indiabulls Housing Finance Ltd	11,220	45
Indian Oil Corp Ltd	369,919	678
Infosys Ltd	7,757	75
Infosys Ltd ADR	74,946	737
Inox Leisure Ltd	4,870	24
ITC Ltd	4,645	16
JK Lakshmi Cement Ltd	2,361	10
JSW Steel Ltd	2,222	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nestle India Ltd	1,145	$231
NMDC Ltd	211,497	302
Oil & Natural Gas Corp Ltd	402,695	740
Oil India Ltd	185,800	399
Petronet LNG Ltd	28,274	107
REC Ltd	379,362	729
Redington India Ltd	880	1
State Bank of India *	5,802	28
Tata Communications Ltd	6,561	41
Tata Consultancy Services Ltd	6,276	180
Tata Motors Ltd *	2,981	7
Tech Mahindra Ltd	1,834	19
Titan Co Ltd	1,704	27
UltraTech Cement Ltd	302	18
		4,807

Indonesia — 0.0%
Bank Rakyat Indonesia Persero Tbk PT	35,800	10
Charoen Pokphand Indonesia Tbk PT	135,403	65
Mitra Adiperkasa Tbk PT	504,600	36
Telekomunikasi Indonesia Persero Tbk PT	345,500	96
		207

Ireland — 0.0%
CRH PLC	832	32
Globe Life Inc	207	21
James Hardie Industries PLC	2,501	49
		102

Israel — 0.1%
Azrieli Group Ltd	125	10
Bank Leumi Le-Israel BM	3,211	23
Check Point Software Technologies Ltd *	82	10
Israel Chemicals Ltd	14,903	70
Israel Discount Bank Ltd, Cl A	5,122	24
Mellanox Technologies Ltd *	2,501	287
Mizrahi Tefahot Bank Ltd	798	21
Nice Ltd *	155	23
Teva Pharmaceutical Industries Ltd ADR *	1,502	16
Wix.com Ltd *	60	7
		491

Italy — 1.0%
Assicurazioni Generali SpA	833	17
Atlantia SpA	294	7
Davide Campari-Milano SpA	1,347	12
Enel SpA	356,428	2,694
Eni SpA	1,652	25
Ferrari NV	243	41
Hera SpA	140,400	620
Intesa Sanpaolo SpA	1,114,019	2,826
Mediobanca Banca di Credito Finanziario SpA	3,539	40
Moncler SpA	256	11

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Poste Italiane SpA	22,021	$257
Recordati SpA	175	7
Telecom Italia SpA/Milano *	76,271	47
		6,604

Japan — 15.2%
Adastria Co Ltd	2,172	49
Advantest Corp	10,262	501
Aeon Co Ltd	3,600	73
AEON Investment Corp	300	418
AGC Inc/Japan	36,200	1,321
Aichi Steel Corp	6,100	203
Akatsuki Inc	203	12
Aoyama Trading Co Ltd	34,000	520
Aozora Bank Ltd	18,300	466
Asahi Group Holdings Ltd	83,876	4,033
Asahi Intecc Co Ltd	600	17
Bandai Namco Holdings Inc	9,385	569
BayCurrent Consulting Inc	570	31
Brother Industries Ltd	100	2
Canon Inc	15,800	437
Central Japan Railway Co	8,720	1,759
Chiba Bank Ltd/The	1,600	9
Chubu Electric Power Co Inc	2,700	38
Chugai Pharmaceutical Co Ltd	200	17
Chugoku Electric Power Co Inc/The	1,400	19
Citizen Watch Co Ltd	217,400	1,203
Cosel Co Ltd	19,000	213
Credit Saison Co Ltd	124,100	2,051
Cybozu Inc	1,006	11
Daibiru Corp	44,600	474
Daido Steel Co Ltd	6,400	288
Daifuku Co Ltd	200	12
Dai-ichi Life Holdings Inc	122,600	1,974
Daiichi Sankyo Co Ltd	2,900	182
Daito Trust Construction Co Ltd	29,971	3,663
Daiwa House REIT Investment Corp ‡	4	11
Daiwa Securities Group Inc	255,500	1,295
Daiwabo Holdings Co Ltd	374	18
DCM Holdings Co Ltd	27,200	264
Dentsu Inc	500	18
DIC Corp	13,900	377
Dowa Holdings Co Ltd	7,700	275
East Japan Railway Co	11,700	1,076
Eisai Co Ltd	700	52
Eizo Corp	11,100	416
Exedy Corp	23,400	526
FamilyMart Co Ltd	500	12
Fancl Corp	3,148	84
FANUC Corp	3,900	745
Fast Retailing Co Ltd	200	122
Fuji Media Holdings Inc	56,700	767
FUJIFILM Holdings Corp	9,200	435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FULLCAST Holdings Co Ltd	756	$17
Furukawa Co Ltd	8,600	119
Goldwin Inc	944	68
Hachijuni Bank Ltd/The	44,300	190
Hakuhodo DY Holdings Inc	1,100	18
Hiroshima Bank Ltd/The	55,700	275
Hitachi Chemical Co Ltd	600	22
Hitachi High-Technologies Corp	400	26
Hokuetsu Corp	61,300	321
Honda Motor Co Ltd	113,500	3,179
Hoshizaki Corp	200	17
Hoya Corp	900	82
IHI Corp	300	7
Isetan Mitsukoshi Holdings Ltd	39,200	349
Itochu Enex Co Ltd	38,000	310
Iyo Bank Ltd/The	41,800	229
Japan Airlines Co Ltd	14,200	441
Japan Lifeline Co Ltd	45,400	631
Japan Prime Realty Investment Corp, Cl A ‡	7	32
Japan Real Estate Investment Corp, Cl A ‡	5	34
Japan Tobacco Inc	164,200	3,740
JFE Holdings Inc	139,400	1,776
JGC Holdings Corp	101,400	1,473
JXTG Holdings Inc	2,500	11
Kajima Corp	84,600	1,115
Kansai Electric Power Co Inc/The	900	10
Kansai Paint Co Ltd	300	8
Kawasaki Heavy Industries Ltd	900	20
KDDI Corp	75,700	2,170
Keihan Holdings Co Ltd	500	24
Keio Corp	500	32
Kikkoman Corp	600	30
Kirin Holdings Co Ltd	1,000	22
Komatsu Ltd	32,900	771
Konica Minolta Inc	200	1
K’s Holdings Corp	131,000	1,610
Kumagai Gumi Co Ltd	1,451	43
Kuraray Co Ltd	55,700	673
Kyushu Electric Power Co Inc	2,700	24
M3 Inc *	2,700	74
Marubeni Corp	2,100	16
Mazda Motor Corp	144,900	1,283
Medipal Holdings Corp	400	9
Meidensha Corp	13,900	272
MINEBEA MITSUMI Inc	1,100	21
Miraca Holdings Inc	22,900	566
Mitsubishi Corp	300	8
Mitsubishi Electric Corp	700	10
Mitsubishi Estate Co Ltd	55,700	1,021
Mitsubishi UFJ Financial Group Inc	260,600	1,376
Mitsubishi UFJ Lease & Finance Co Ltd	210,300	1,350
Mizuho Financial Group Inc	267,900	414

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murata Manufacturing Co Ltd	22,200	$1,286
Nabtesco Corp	1,300	40
NET One Systems Co Ltd	3,371	95
NGK Insulators Ltd	27,400	452
NichiiGakkan Co Ltd	1,529	23
Nippon Building Fund Inc, Cl A ‡	7	53
Nippon Express Co Ltd	8,600	545
Nippon Paint Holdings Co Ltd	600	32
Nippon Prologis Inc ‡	6	16
Nippon Soda Co Ltd	6,600	176
Nippon Steel Corp	175,200	2,569
Nippon Telegraph & Telephone Corp	143,751	7,255
Nippon Television Holdings Inc	99,600	1,308
Nippon Yusen KK	92,200	1,582
Nishi-Nippon Financial Holdings Inc	19,500	150
Nissan Chemical Corp	800	32
Nissan Motor Co Ltd	223,000	1,382
Nisshin Seifun Group Inc	1,100	21
Nitto Denko Corp	19,800	1,110
NOK Corp	74,800	1,169
Nomura Holdings Inc	643,200	3,293
Nomura Real Estate Holdings Inc	30,100	727
Nomura Real Estate Master Fund Inc	28	51
Nomura Research Institute Ltd	2,500	53
North Pacific Bank Ltd	61,800	135
NSK Ltd	24,200	234
Obayashi Corp	83,600	886
Obic Co Ltd	400	53
Omron Corp	800	47
Optorun Co Ltd	864	23
Oracle Corp Japan *	1,603	147
Oriental Land Co Ltd/Japan	800	111
Osaka Gas Co Ltd	48,000	899
PeptiDream Inc *	100	5
Persol Holdings Co Ltd	29,200	537
Rakuten Inc *	800	7
Recruit Holdings Co Ltd	400	14
Ricoh Co Ltd	900	9
Ricoh Leasing Co Ltd	5,500	192
Sawai Pharmaceutical Co Ltd	3,700	218
SBI Holdings Inc/Japan	300	6
Seiko Epson Corp	133,600	2,032
Sekisui House Ltd	2,700	58
SG Holdings Co Ltd	4,193	101
Shimachu Co Ltd	25,700	699
Shimizu Corp	1,200	11
Shin-Etsu Chemical Co Ltd	300	32
Shionogi & Co Ltd	500	29
Showa Denko KK	200	5
SMC Corp/Japan	100	45
Sony Corp	400	25
Sony Financial Holdings Inc	900	21

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SUMCO Corp	1,300	$20
Sumitomo Electric Industries Ltd	211,900	3,162
Sumitomo Mitsui Financial Group Inc	72,100	2,626
Sumitomo Mitsui Trust Holdings Inc	61,000	2,332
Sumitomo Rubber Industries Ltd	27,800	353
Sushiro Global Holdings Ltd	696	55
Suzuken Co Ltd/Aichi Japan	300	13
Systena Corp	2,161	35
Taisho Pharmaceutical Holdings Co Ltd	200	15
Taiyo Nippon Sanso Corp	900	20
Takashimaya Co Ltd	27,800	328
Teijin Ltd	24,900	468
Terumo Corp	1,200	42
THK Co Ltd	900	25
Toho Gas Co Ltd	200	8
Toho Holdings Co Ltd	8,500	195
Tohoku Electric Power Co Inc	800	8
Tokyo Electric Power Co Holdings Inc *	2,700	12
Tokyo Electron Ltd	500	103
Tomy Co Ltd	3,616	44
Tosoh Corp	600	9
Towa Pharmaceutical Co Ltd	1,024	26
Toyo Seikan Group Holdings Ltd	300	5
Toyota Industries Corp	300	18
Tsumura & Co	21,800	650
UACJ Corp *	25,100	563
United Urban Investment Corp	19	37
UUUM Inc *	304	15
West Japan Railway Co	3,800	334
World Co Ltd	924	23
Xebio Holdings Co Ltd	39,700	479
Yamada Denki Co Ltd *	470,800	2,347
Yamaha Motor Co Ltd	44,500	929
Yamato Holdings Co Ltd	110,100	1,882
Yaskawa Electric Corp	2,100	77
Zensho Holdings Co Ltd	4,287	98
		100,755

Luxembourg — 0.3%
Trinseo SA	52,930	2,011

Malaysia — 0.2%
Carlsberg Brewery Malaysia Bhd	6,806	45
MISC Bhd	231,478	452
Nestle Malaysia Bhd	2,574	88
Petronas Chemicals Group Bhd	20,200	34
Public Bank Bhd	1,800	9
RHB Bank Bhd	293,200	397
Telekom Malaysia Bhd	187,870	169
		1,194

Mexico — 0.3%
Banco del Bajio SA	188,065	298

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Controladora Vuela Cia de Aviacion SAB de CV ADR *	26,258	$274
Fibra Uno Administracion SA de CV	12,700	20
Grupo Financiero Banorte SAB de CV, Ser O	164,700	874
Kimberly-Clark de Mexico SAB de CV, Cl A	72,555	138
Qualitas Controladora SAB de CV	67,443	289
Unifin Financiera SAB de CV	9,200	14
Wal-Mart de Mexico SAB de CV	30,129	83
		1,990

Netherlands — 1.0%
Aegon NV	6,942	31
ASML Holding NV	109	30
Koninklijke Ahold Delhaize NV	101,719	2,623
Koninklijke KPN NV	4,582	14
NN Group NV	11,700	449
Randstad NV	553	32
Royal Dutch Shell PLC, Cl A	111,290	3,190
Wolters Kluwer NV	2,067	149
		6,518

New Zealand — 0.1%
a2 Milk Co Ltd *	770	8
Auckland International Airport Ltd	1,238	7
Fisher & Paykel Healthcare Corp Ltd	871	12
Spark New Zealand Ltd	7,830	23
Z Energy Ltd	122,600	404
		454

Nigeria — 0.0%
Zenith Bank PLC	3,043,266	156

Norway — 0.1%
Austevoll Seafood ASA	35,800	343
Equinor ASA	864	16
Mowi ASA	1,814	45
		404

Pakistan — 0.0%
Engro Corp Ltd/Pakistan	28,400	62
Fauji Fertilizer Co Ltd	24,500	17
		79

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,253	19

Philippines — 0.1%
BDO Unibank Inc	5,290	16
Cebu Air Inc	27,250	50
DMCI Holdings Inc	1,824,900	233
First Gen Corp	127,200	62
First Philippine Holdings Corp	23,190	34
Globe Telecom Inc	5,597	214
LT Group Inc	219,978	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PLDT Inc	14,853	$314
		971

Poland — 1.1%
Alior Bank SA *	29,642	224
Bank Handlowy w Warszawie SA	37,721	502
Bank Polska Kasa Opieki SA	56,581	1,516
Budimex SA	6,333	258
CCC SA	21,449	616
CD Projekt SA	236	16
getBACK SA *	158,863	–
Globe Trade Centre SA	29,861	72
Grupa Azoty SA *	33,100	272
Grupa Kety SA	3,398	276
Grupa Lotos SA	13,670	320
KGHM Polska Miedz SA *	1,054	24
PGE Polska Grupa Energetyczna SA *	155,263	346
PLAY Communications SA	6,307	53
Polski Koncern Naftowy ORLEN SA	76	2
Polskie Gornictwo Naftowe i Gazownictwo SA	349,975	413
Powszechna Kasa Oszczednosci Bank Polski SA	85,641	791
Powszechny Zaklad Ubezpieczen SA	128,582	1,272
Santander Bank Polska SA	77	5
Stalexport Autostrady SA	217,207	179
Wawel SA	1,802	286
		7,443

Portugal — 0.0%
Galp Energia SGPS SA, Cl B	517	8

Puerto Rico — 0.0%
First BanCorp/Puerto Rico	10,190	107
OFG Bancorp	2,301	49
		156

Qatar — 0.0%
Industries Qatar QSC	7,575	21
Qatar Islamic Bank SAQ	1,772	7
Qatar National Bank QPSC	16,209	86
		114

Romania — 0.3%
BRD-Groupe Societe Generale SA	249,618	880
Fondul Proprietatea SA	2,701,139	744
OMV Petrom SA	6,779,528	690
		2,314

Russia — 1.1%
Detsky Mir PJSC	264,410	389
Gazprom Neft PJSC	59,119	385
Inter RAO UES PJSC	1,640,120	114
LUKOIL PJSC	6,245	596
LUKOIL PJSC ADR	201	19

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magnit PJSC GDR	783	$9
MMC Norilsk Nickel PJSC	7,943	2,107
MMC Norilsk Nickel PJSC ADR	1,793	47
Mobile TeleSystems PJSC	50,000	237
Novatek PJSC GDR	35	7
Protek PJSC *	145,900	211
Sberbank of Russia PJSC	259,490	945
Tatneft PJSC	81,922	944
Tatneft PJSC ADR	813	56
TGC-1 PJSC, Cl 1	600,000,000	116
United Co RUSAL PLC *	1,064,140	462
X5 Retail Group NV GDR	17,902	595
		7,239

Saudi Arabia — 0.2%
Etihad Etisalat Co *	75,304	451
Samba Financial Group	66,789	519
Saudi Telecom Co	1,148	29
Saudia Dairy & Foodstuff Co	3,350	110
United Electronics Co	646	12
		1,121

Singapore — 0.5%
Best World International Ltd	24,994	25
CapitaLand Mall Trust ‡	236,200	435
ComfortDelGro Corp Ltd	15,900	27
Dairy Farm International Holdings Ltd	1,800	11
DBS Group Holdings Ltd	18,700	345
Flex Ltd *	171,200	2,032
Singapore Technologies Engineering Ltd	7,100	22
United Overseas Bank Ltd	17,200	325
Wilmar International Ltd	2,700	8
		3,230

Slovenia — 0.3%
Krka dd Novo mesto	13,355	1,031
Luka Koper	21,153	532
Telekom Slovenije DD	10,347	650
		2,213

South Africa — 0.4%
Anglo American Platinum Ltd	14,514	1,201
AngloGold Ashanti Ltd	1,638	31
DataTec Ltd	25,554	60
Exxaro Resources Ltd	367	3
Gold Fields Ltd	1,762	9
Impala Platinum Holdings Ltd *	141,947	1,091
Kumba Iron Ore Ltd	5,599	144
MTN Group Ltd	3,941	25
MultiChoice Group *	848	7
NEPI Rockcastle PLC	1,125	9
Old Mutual Ltd	13,498	17
Sasol Ltd	1,480	27

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodacom Group Ltd	1,588	$13
		2,637

South Korea — 2.0%
BGF retail Co Ltd	301	43
CKD Bio Corp	1,835	47
Daewoo Shipbuilding & Marine Engineering Co Ltd *	1,750	39
DongKook Pharmaceutical Co Ltd	471	30
GS Home Shopping Inc	2,600	329
Hanwha Aerospace Co Ltd *	349	11
Huvitz Co Ltd	2,251	16
Hyundai Mobis Co Ltd	4,050	840
Hyundai Motor Co	5,234	536
Hyundai Steel Co	225	6
Hyundai Wia Corp	8,655	390
iMarketKorea Inc	12,512	106
INTOPS Co Ltd	11,930	124
i-SENS Inc	2,549	55
Kakao Corp	282	37
KB Financial Group Inc	3,538	138
Kia Motors Corp	23,992	879
Korea Investment Holdings Co Ltd	10,412	632
Korea Zinc Co Ltd	57	20
KT&G Corp	14,344	1,188
Kwang Dong Pharmaceutical Co Ltd	2,682	15
NCSoft Corp	59	25
Posco International Corp	2,293	35
Pyeong Hwa Automotive Co Ltd	8,609	61
S&T Motiv Co Ltd	7,276	249
Samsung Biologics Co Ltd *	36	12
Samsung Electro-Mechanics Co Ltd	94	9
Samsung Electronics Co Ltd	35,615	1,517
Samsung Electronics Co Ltd GDR	3,761	4,004
Samsung Fire & Marine Insurance Co Ltd	39	8
Samsung SDI Co Ltd	72	14
Samsung SDS Co Ltd	77	13
SK Hynix Inc	11,802	808
SK Innovation Co Ltd	140	17
SK Telecom Co Ltd	4,000	833
S-Oil Corp	251	19
Sungdo Engineering & Construction Co Ltd	11,638	33
Woongjin Coway Co Ltd	412	31
		13,169

Spain — 0.6%
Amadeus IT Group SA, Cl A	1,170	93
Banco Bilbao Vizcaya Argentaria SA	1,904	10
Banco de Sabadell SA	8,364	9
Banco Santander SA	694,661	2,709
CaixaBank SA	3,855	12
Cellnex Telecom SA *	1,275	55
Ebro Foods SA	17,300	379

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enagas SA	255	$6
Endesa SA	13,987	381
Ferrovial SA	1,857	55
Naturgy Energy Group SA	3,139	82
Red Electrica Corp SA	820	16
Telefonica SA	288	2
		3,809

Sweden — 0.7%
Assa Abloy AB, Cl B	900	21
Atlas Copco AB, Cl A	8,572	314
Atlas Copco AB, Cl B	313	10
Axfood AB	5,340	115
Epiroc AB, Cl A	941	11
Evolution Gaming Group AB	4,957	131
Fortnox AB	1,938	34
Hennes & Mauritz AB, Cl B	9,797	189
ICA Gruppen AB	366	16
Lindab International AB	3,043	36
Lundin Petroleum AB	507	16
Skanska AB, Cl B	16,270	360
SKF AB, Cl B	82,719	1,581
Swedish Match AB	10,132	486
Telefonaktiebolaget LM Ericsson, Cl B	3,099	28
Telia Co AB	292,098	1,265
		4,613

Switzerland — 0.9%
Adecco Group AG	4,526	280
Baloise Holding AG	46	8
Chocoladefabriken Lindt & Spruengli AG	14	185
Credit Suisse Group AG	166,322	2,181
Geberit AG	34	18
Givaudan SA	45	132
LEM Holding SA	22	29
Lonza Group AG	391	133
Partners Group Holding AG	156	132
Roche Holding AG	6,514	2,009
SGS SA	4	10
Sika AG	217	38
Sonova Holding AG	290	66
STMicroelectronics NV	1,047	26
Swiss Life Holding AG	925	459
Swiss Re AG	300	32
Swisscom AG	15	8
Temenos AG *	175	27
Vifor Pharma AG	106	19
Zurich Insurance Group AG	205	80
		5,872

Taiwan — 1.6%
Accton Technology Corp	19,918	104
Advantech Co Ltd	2,000	20
BenQ Materials Corp	56,000	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bioteque Corp	65,000	$282
Bora Pharmaceuticals Co Ltd	12,500	66
Chang Hwa Commercial Bank Ltd	43,620	33
Chenbro Micom Co Ltd	14,000	38
Chia Chang Co Ltd	105,000	150
Chicony Electronics Co Ltd	25,958	75
Chicony Power Technology Co Ltd	71,092	149
China Development Financial Holding Corp	62,000	20
E.Sun Financial Holding Co Ltd	104,609	93
Emerging Display Technologies Corp	7,377	4
Eson Precision Ind Co Ltd	75,492	89
Far Eastern New Century Corp	16,000	16
Feng TAY Enterprise Co Ltd	6,685	42
Fubon Financial Holding Co Ltd	277,000	407
Fulgent Sun International Holding Co Ltd	83,366	341
HIM International Music Inc	24,000	99
Hotai Motor Co Ltd	2,000	39
Hua Nan Financial Holdings Co Ltd	12,000	8
International Games System Co Ltd	8,000	97
Jarllytec Co Ltd	46,000	121
King Yuan Electronics Co Ltd	200,000	242
MediaTek Inc	2,000	28
Mega Financial Holding Co Ltd	82,000	81
Nien Made Enterprise Co Ltd	9,000	83
Novatek Microelectronics Corp	26,539	194
Pegatron Corp	33,000	73
Pou Chen Corp	416,000	542
Powertech Technology Inc	15,000	46
President Chain Store Corp	2,000	20
Radiant Opto-Electronics Corp	201,996	775
Realtek Semiconductor Corp	125,530	948
SCI Pharmtech Inc	121,000	434
Simplo Technology Co Ltd	1,012	10
Soft-World International Corp	13,000	34
Taishin Financial Holding Co Ltd	18,330	9
Taiwan Business Bank	890,000	365
Taiwan Cooperative Financial Holding Co Ltd	94,935	65
Taiwan Paiho Ltd	127,448	324
Taiwan Semiconductor Manufacturing Co Ltd	161,999	1,619
Unimicron Technology Corp	568,718	860
Uni-President Enterprises Corp	21,000	50
Unitech Printed Circuit Board Corp	284,000	329
United Microelectronics Corp	524,000	257
Win Semiconductors Corp	2,000	20
Yuanta Financial Holding Co Ltd	770,000	498
Zhen Ding Technology Holding Ltd	25,214	111
		10,343

Thailand — 0.3%
Advanced Info Service PCL	120,100	843
Bangkok Bank PCL	59,300	346
Carabao Group PCL	10,788	31
Electricity Generating PCL	1,700	20

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intouch Holdings PCL	17,100	$33
Kiatnakin Bank PCL	156,500	355
Major Cineplex Group PCL	111,709	91
PTT Exploration & Production PCL	3,000	12
SEAFCO PCL	205,843	57
		1,788

Turkey — 0.4%
Akcansa Cimento AS	131,644	195
Arcelik AS *	155,459	545
Bagfas Bandirma Gubre Fabrikalari AS *	58,679	140
BIM Birlesik Magazalar AS	25,223	202
Enerjisa Enerji AS	10,186	12
Kordsa Teknik Tekstil AS	95,018	197
Koza Altin Isletmeleri AS *	2,247	29
Migros Ticaret AS *	79,007	304
Pegasus Hava Tasimaciligi AS *	1,517	19
Turk Hava Yollari AO *	100,000	238
Turk Traktor ve Ziraat Makineleri AS *	92,669	764
Turkiye Vakiflar Bankasi TAO, Cl D *	316,000	282
		2,927

United Arab Emirates — 0.1%
Emaar Development PJSC	139,859	137
Emaar Properties PJSC	457,994	515
		652

United Kingdom — 4.9%
3i Group PLC	4,909	68
Admiral Group PLC	1,051	29
Anglo American PLC	4,319	113
Ashmore Group PLC	18,525	114
Ashtead Group PLC	279	8
AstraZeneca PLC	342	33
Auto Trader Group PLC	47,236	343
BAE Systems PLC	54,300	403
BHP Group PLC	1,791	40
boohoo Group PLC *	33,086	135
BP PLC	555,768	3,452
Bunzl PLC	709	19
Burberry Group PLC	1,701	46
Centrica PLC	14,919	15
CNH Industrial NV	112,882	1,211
Croda International PLC	791	51
DFS Furniture PLC	9,982	30
Dunelm Group PLC	8,679	96
Electrocomponents PLC	7,284	62
Experian PLC	2,197	73
Ferguson PLC	293	25
Games Workshop Group PLC	1,655	123
GlaxoSmithKline PLC	175,185	3,975
Globaltrans Investment PLC GDR	71,000	593
Go-Ahead Group PLC/The	2,036	58
Greggs PLC	4,426	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GVC Holdings PLC	3,203	$35
Halma PLC	1,127	31
Halyk Savings Bank of Kazakhstan JSC GDR	22,265	297
Hargreaves Lansdown PLC	819	20
HSBC Holdings PLC	54,800	409
Imperial Brands PLC	23,300	513
Indivior PLC *	29,924	16
Intertek Group PLC	147	11
J Sainsbury PLC	9,284	26
Kainos Group PLC	3,059	23
Legal & General Group PLC	3,364	12
London Stock Exchange Group PLC	1,590	141
MD Medical Group Investments PLC GDR	43,000	200
Meggitt PLC	244,957	2,037
Next PLC	53,830	4,706
NMC Health PLC	300	10
Nova Ljubljanska Banka dd GDR	17,800	218
Ocado Group PLC *	2,045	35
Pearson PLC	235,885	1,973
Polymetal International PLC	1,448	22
Polyus PJSC GDR	335	18
Rentokil Initial PLC	2,301	13
Rightmove PLC	52,130	421
Rio Tinto PLC	35,640	1,937
Rostelecom PJSC ADR	9,922	74
Royal Dutch Shell PLC, Cl A	2,802	80
Royal Dutch Shell PLC, Cl B	1,055	30
Royal Mail PLC	76,500	206
Sage Group PLC/The	2,809	27
Schroders PLC	382	16
Segro PLC ‡	11,081	128
Smith & Nephew PLC	2,469	55
Smurfit Kappa Group PLC	10,391	369
Softcat PLC	6,402	93
Spirax-Sarco Engineering PLC	423	49
Standard Life Aberdeen PLC	7,160	29
Stock Spirits Group PLC	151,680	377
Tate & Lyle PLC	47,700	451
Telecom Plus PLC	1,830	32
Tesco PLC	34,409	102
Vodafone Group PLC	947,637	1,880
Weir Group PLC/The	64,003	1,155
WH Smith PLC	23,769	753
Wm Morrison Supermarkets PLC	412,523	1,058
WPP PLC	114,853	1,486
		32,808

United States — 48.6%

Communication Services — 2.5%
Alphabet Inc, Cl A *	1,734	2,261
Altice USA Inc, Cl A *	652	17
AMC Networks Inc, Cl A *	5,600	215
AT&T Inc	198,008	7,402

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CenturyLink Inc	154,764	$2,243
Charter Communications Inc, Cl A *	24	11
Comcast Corp, Cl A	17,492	772
Discovery Inc, Cl A *	313	10
DISH Network Corp, Cl A *	1,635	56
Gogo Inc *	3,053	15
IAC/InterActiveCorp *	394	88
Liberty Broadband Corp, Cl C *	339	41
Live Nation Entertainment Inc *	236	16
Netflix Inc *	126	40
Sirius XM Holdings Inc	9,005	63
Sprint Corp *	1,207	7
Take-Two Interactive Software Inc *	168	20
Verizon Communications Inc	26,000	1,566
Viacom Inc, Cl B	76,400	1,839

		16,682

Consumer Discretionary — 8.9%
Adient PLC *	68,260	1,492
Advance Auto Parts Inc	21,912	3,442
Aptiv PLC	26,196	2,459
Asbury Automotive Group Inc *	865	96
AutoZone Inc *	5,483	6,459
Beazer Homes USA Inc *	49,540	759
Best Buy Co Inc	7,333	591
BorgWarner Inc	366	15
Brinker International Inc	1,725	77
Capri Holdings Ltd *	511	19
Career Education Corp *	2,186	36
CarMax Inc *	78	8
Carnival Corp, Cl A	21,400	965
Chipotle Mexican Grill Inc, Cl A *	157	128
Core-Mark Holding Co Inc	2,021	54
Crocs Inc *	3,499	122
Dana Inc	85,910	1,456
Darden Restaurants Inc	3,200	379
Deckers Outdoor Corp *	1,457	245
Dollar General Corp	2,039	321
Dollar Tree Inc *	674	62
Domino’s Pizza Inc	135	40
DR Horton Inc	146	8
eBay Inc	3,766	134
Everi Holdings Inc *	2,656	36
Fiat Chrysler Automobiles NV	126,080	1,860
Five Below Inc *	703	87
Ford Motor Co	42,800	388
Fox Factory Holding Corp *	1,699	112
Garmin Ltd	2,416	236
General Motors Co	99,928	3,597
Gentex Corp	108,870	3,092
Goodyear Tire & Rubber Co/The	99,720	1,595
Group 1 Automotive Inc	12,187	1,256
JC Penney Co Inc *	13,309	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohl’s Corp	68,341	$3,213
Kontoor Brands Inc	2,154	77
Lennar Corp, Cl A	175	10
Lithia Motors Inc, Cl A	1,011	162
Lowe’s Cos Inc	11,234	1,318
M/I Homes Inc *	20,090	889
Marriott International Inc/MD, Cl A	617	87
Meritage Homes Corp *	1,773	118
Mohawk Industries Inc *	52	7
Murphy USA Inc *	1,416	166
Newell Brands Inc	145,894	2,804
NIKE Inc, Cl B	15,033	1,405
Nordstrom Inc	232	9
NVR Inc *	88	334
O’Reilly Automotive Inc *	8,484	3,752
PulteGroup Inc	2,399	95
Ralph Lauren Corp, Cl A	157	17
Rent-A-Center Inc/TX, Cl A	4,012	104
RH *	725	149
Roku Inc, Cl A *	465	75
Ross Stores Inc	2,952	343
Sleep Number Corp *	1,494	72
Sonic Automotive Inc, Cl A	6,187	203
Starbucks Corp	1,854	158
Tapestry Inc	80,734	2,171
Target Corp	20,046	2,506
Taylor Morrison Home Corp, Cl A *	58,640	1,362
Tenneco Inc, Cl A *	101,310	1,255
Tiffany & Co	3,383	453
TJX Cos Inc/The	34,837	2,130
TopBuild Corp *	1,513	167
Tractor Supply Co	122	12
Universal Electronics Inc *	587	33
Vail Resorts Inc	117	28
VF Corp	4,290	380
Whirlpool Corp	5,650	808
Winnebago Industries Inc	1,404	67
WW International Inc *	2,125	92
Yum! Brands Inc	2,697	271
Zumiez Inc *	818	24

		58,967

Consumer Staples — 2.9%
Altria Group Inc	14,800	736
Archer-Daniels-Midland Co	522	22
Boston Beer Co Inc/The, Cl A *	472	181
Brown-Forman Corp, Cl B	1,438	98
Campbell Soup Co	459	21
Church & Dwight Co Inc	177	12
Coca-Cola European Partners PLC	319	16
Colgate-Palmolive Co	14,800	1,004
Conagra Brands Inc	101,400	2,927
Costco Wholesale Corp	476	143

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	1,717	$20
Estee Lauder Cos Inc/The, Cl A	3,651	714
General Mills Inc	1,791	96
Hershey Co/The	2,119	314
Hormel Foods Corp	556	25
Ingredion Inc	63	5
JM Smucker Co/The	5,084	534
Kellogg Co	5,500	358
Kimberly-Clark Corp	5,515	752
Kraft Heinz Co/The	329	10
Kroger Co/The	173,517	4,744
McCormick & Co Inc/MD	513	87
Molson Coors Brewing Co, Cl B	261	13
Mondelez International Inc, Cl A	236	12
PepsiCo Inc	13,995	1,901
Performance Food Group Co *	4,977	234
Pilgrim’s Pride Corp *	2,697	85
Procter & Gamble Co/The	7,876	961
Sanderson Farms Inc	1,006	167
Sysco Corp	1,440	116
Tyson Foods Inc, Cl A	9,932	893
Walgreens Boots Alliance Inc	5,700	340
Walmart Inc	13,567	1,616

		19,157

Energy — 2.1%
Arch Coal Inc	1,412	105
Baker Hughes Co, Cl A	130,700	2,930
Cabot Oil & Gas Corp, Cl A	366	6
Cheniere Energy Inc *	626	38
ConocoPhillips	2,787	167
Continental Resources Inc/OK	455	14
CVR Energy Inc	1,490	65
Devon Energy Corp	92,500	2,025
DMC Global Inc	713	33
Hess Corp	1,805	112
HollyFrontier Corp	285	15
Marathon Oil Corp	1,143	13
Marathon Petroleum Corp	503	31
National Oilwell Varco Inc	1,163	26
Noble Energy Inc	141,000	2,927
ONEOK Inc	2,156	153
PBF Energy Inc, Cl A	71,990	2,253
Phillips 66	7,438	853
Renewable Energy Group Inc *	58,760	1,003
Southwestern Energy Co *	342,620	624
Targa Resources Corp	912	33
Valero Energy Corp	4,968	474
Williams Cos Inc/The	304	7
World Fuel Services Corp	3,119	132

		14,039

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 8.2%
Affiliated Managers Group Inc	117	$10
Aflac Inc	110,232	6,045
Alleghany Corp *	16	12
Allstate Corp/The	9,813	1,093
Ally Financial Inc	192,466	6,128
American Financial Group Inc/OH	3,800	417
American International Group Inc	66,142	3,483
Annaly Capital Management Inc ‡	42,300	395
Aon PLC	49	10
Arthur J Gallagher & Co	93	9
Artisan Partners Asset Management Inc, Cl A	2,576	76
Assurant Inc	165	22
Athene Holding Ltd, Cl A *	159	7
AXA Equitable Holdings Inc	164,331	4,066
Bank of America Corp	113,100	3,768
BB&T Corp	8,900	487
Berkshire Hathaway Inc, Cl B *	3,400	749
Brighthouse Financial Inc *	138	6
Cboe Global Markets Inc	81	10
Cincinnati Financial Corp	608	65
CME Group Inc, Cl A	9,861	1,999
Cohen & Steers Inc	1,047	70
Comerica Inc	145	10
E*TRADE Financial Corp	63,472	2,812
Enova International Inc *	1,607	37
Erie Indemnity Co, Cl A	171	29
Everest Re Group Ltd	93	25
FactSet Research Systems Inc	3,446	895
Federated Investors Inc, Cl B	4,569	153
Fifth Third Bancorp	575	17
FinVolution Group ADR	393	1
First Republic Bank/CA	94	10
Franklin Resources Inc	637	18
Goldman Sachs Group Inc/The	19,963	4,419
Hartford Financial Services Group Inc/The	14,251	882
Jefferies Financial Group Inc	863	18
JPMorgan Chase & Co	3,700	488
KKR & Co Inc	574	17
Lincoln National Corp	62,584	3,696
Loews Corp	193	10
LPL Financial Holdings Inc	1,087	100
MarketAxess Holdings Inc	200	81
Moody’s Corp	14,930	3,384
MSCI Inc, Cl A	8,674	2,248
Nasdaq Inc	1,196	125
Navient Corp	9,671	139
OneMain Holdings Inc, Cl A	2,859	123
PNC Financial Services Group Inc/The	517	79
Popular Inc	1,395	77
Principal Financial Group Inc	755	42
Progressive Corp/The	7,957	581

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial Inc	105	$10
Regions Financial Corp	2,130	35
RenaissanceRe Holdings Ltd	348	66
S&P Global Inc	4,209	1,114
Starwood Property Trust Inc ‡	12,600	309
SVB Financial Group *	27	6
T Rowe Price Group Inc	7,415	916
Travelers Cos Inc/The	130	18
Unum Group	617	19
US Bancorp	38,200	2,293
Victory Capital Holdings Inc, Cl A	679	14
Voya Financial Inc	247	14
Wells Fargo & Co	9,400	512
Willis Towers Watson PLC	188	37
WR Berkley Corp	1,046	71

		54,877

Health Care — 6.8%
ABIOMED Inc *	192	38
Align Technology Inc *	133	37
Amedisys Inc *	633	103
AmerisourceBergen Corp, Cl A	49,700	4,369
Amgen Inc	3,100	728
Anthem Inc	375	108
Baxter International Inc	500	41
Becton Dickinson and Co	8,135	2,103
Biogen Inc *	459	138
Bristol-Myers Squibb Co	28,867	1,644
Centene Corp *	2,256	136
Chemed Corp	836	359
Cigna Corp	11,852	2,369
Cooper Cos Inc/The	23	7
CVS Health Corp	58,800	4,426
DaVita Inc *	16,000	1,148
DENTSPLY SIRONA Inc	428	24
Edwards Lifesciences Corp *	582	143
Eli Lilly & Co	36,675	4,304
Exact Sciences Corp *	1,044	84
Gilead Sciences Inc	5,800	390
HCA Healthcare Inc	3,801	527
Henry Schein Inc *	425	29
Humana Inc *	659	225
IDEXX Laboratories Inc *	4,120	1,036
Illumina Inc *	99	32
Intuitive Surgical Inc *	946	561
IQVIA Holdings Inc *	389	57
Johnson & Johnson	24,200	3,327
Laboratory Corp of America Holdings *	45	8
McKesson Corp	1,897	274
Medpace Holdings Inc *	1,313	101
Merck & Co Inc	65,561	5,716
Mettler-Toledo International Inc *	1,639	1,179
National Research Corp, Cl A	416	27

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pfizer Inc	32,500	$1,252
ResMed Inc	794	119
Seattle Genetics Inc *	256	31
STERIS PLC	87	13
UnitedHealth Group Inc	22,905	6,410
Varian Medical Systems Inc *	8,198	1,096
Veeva Systems Inc, Cl A *	602	90
Zoetis Inc, Cl A	1,374	166

		44,975

Industrials — 7.2%
3M Co	6,681	1,134
Allison Transmission Holdings Inc, Cl A	10,500	508
American Airlines Group Inc	47,560	1,367
Arconic Inc	17,080	529
Atkore International Group Inc *	2,559	107
Atlas Air Worldwide Holdings Inc *	96,520	2,518
BMC Stock Holdings Inc *	3,218	95
Boeing Co/The	798	292
Brady Corp, Cl A	2,496	142
Builders FirstSource Inc *	72,193	1,834
CH Robinson Worldwide Inc	50,037	3,845
Cintas Corp	714	184
Construction Partners Inc, Cl A *	651	13
Copart Inc *	6,291	560
CoStar Group Inc *	331	203
CSX Corp	3,303	236
Cummins Inc	5,770	1,055
Eaton Corp PLC	3,800	351
Enphase Energy Inc *	4,237	93
Equifax Inc	520	73
Flowserve Corp	820	40
Fluor Corp	93,678	1,634
Fortune Brands Home & Security Inc	312	20
Foundation Building Materials Inc *	827	17
FTI Consulting Inc *	1,782	194
Generac Holdings Inc *	3,153	311
General Dynamics Corp	83	15
Graco Inc	26,400	1,275
Great Lakes Dredge & Dock Corp *	4,830	52
HEICO Corp	255	33
HEICO Corp, Cl A	369	37
Herman Miller Inc	2,734	131
IDEX Corp	159	26
IHS Markit Ltd *	241	17
Jacobs Engineering Group Inc	605	56
JB Hunt Transport Services Inc	88	10
Johnson Controls International PLC	1,770	76
L3Harris Technologies Inc	347	70
Landstar System Inc	2,125	237
Lennox International Inc	27	7
Lockheed Martin Corp	116	45
ManpowerGroup Inc	184	17

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MasTec Inc *	2,833	$188
Meritor Inc *	126,255	3,188
Middleby Corp/The *	8,290	960
MSC Industrial Direct Co Inc, Cl A	49,700	3,648
Northrop Grumman Corp	2,562	901
Old Dominion Freight Line Inc	454	87
Owens Corning	220	15
PACCAR Inc	182	15
Parker-Hannifin Corp	27,120	5,391
Raytheon Co	3,481	757
Republic Services Inc, Cl A	4,740	420
Robert Half International Inc	759	44
Rockwell Automation Inc	86	17
Rollins Inc	695	25
Roper Technologies Inc	70	25
Saia Inc *	1,189	113
Southwest Airlines Co	79,350	4,574
Spartan Motors Inc	1,502	27
Stanley Black & Decker Inc	193	30
Textron Inc	596	28
TransDigm Group Inc *	313	177
TransUnion	1,725	149
Union Pacific Corp	20,426	3,595
United Airlines Holdings Inc *	110	10
United Parcel Service Inc, Cl B	9,500	1,137
United Technologies Corp	11,250	1,669
Verisk Analytics Inc, Cl A	1,419	209
WABCO Holdings Inc *	209	28
Waste Connections Inc	1,365	124
Waste Management Inc	1,009	114
Westinghouse Air Brake Technologies Corp	381	30
WW Grainger Inc	2,023	641
XPO Logistics Inc *	94	8
Xylem Inc/NY	366	28

		47,831

Information Technology — 6.7%
Accenture PLC, Cl A	243	49
Adobe Inc *	1,332	412
Advanced Micro Devices Inc *	697	27
Akamai Technologies Inc *	2,225	194
Amdocs Ltd	13,800	956
Amkor Technology Inc *	4,689	57
Amphenol Corp, Cl A	260	27
Analog Devices Inc	12,400	1,401
ANSYS Inc *	632	161
Apple Inc	1,300	347
Applied Materials Inc	1,180	68
Arista Networks Inc *	96	19
Aspen Technology Inc *	3,945	495
Automatic Data Processing Inc	1,085	185
Broadridge Financial Solutions Inc	1,503	186
CACI International Inc, Cl A *	2,395	573

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadence Design Systems Inc *	1,269	$89
Cardtronics PLC *	249	11
CDK Global Inc	9,200	493
CDW Corp/DE	987	133
Ciena Corp *	2,614	99
Cisco Systems Inc	10,600	480
Citrix Systems Inc	488	55
Cognizant Technology Solutions Corp, Cl A	242	16
CyberArk Software Ltd *	1,489	183
Dell Technologies Inc, Cl C *	1,885	91
Diebold Nixdorf Inc *	3,748	27
DocuSign Inc, Cl A *	838	60
DXC Technology Co	85,630	3,197
EPAM Systems Inc *	238	50
EVERTEC Inc	2,825	92
F5 Networks Inc *	350	51
Fair Isaac Corp *	1,230	452
Fidelity National Information Services Inc	118	16
Fiserv Inc *	1,508	175
FleetCor Technologies Inc *	224	69
FLIR Systems Inc	729	39
Fortinet Inc *	894	94
Gartner Inc *	343	55
Global Payments Inc	1,532	277
GoDaddy Inc, Cl A *	782	52
Harmonic Inc *	3,982	33
Hewlett Packard Enterprise Co	217,952	3,450
HP Inc	8,274	166
Ichor Holdings Ltd *	957	30
Insight Enterprises Inc *	1,542	101
Intel Corp	104,458	6,064
International Business Machines Corp	35,700	4,800
Intuit Inc	4,150	1,074
Jack Henry & Associates Inc	504	77
Juniper Networks Inc	14,860	372
Keysight Technologies Inc *	8,182	876
KLA Corp	796	130
Lam Research Corp	2,312	617
Lattice Semiconductor Corp *	5,811	110
Leidos Holdings Inc	639	58
Marvell Technology Group Ltd	2,096	55
Mastercard Inc, Cl A	10,820	3,162
MAXIMUS Inc	3,301	246
Motorola Solutions Inc	1,297	217
NetApp Inc	1,493	90
NVIDIA Corp	955	207
Okta Inc, Cl A *	361	47
Oracle Corp	50,215	2,819
Palo Alto Networks Inc *	467	106
Paycom Software Inc *	228	63
PayPal Holdings Inc *	3,040	328
Perficient Inc *	1,494	63

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo Inc *	43	$5
QUALCOMM Inc	37,200	3,108
salesforce.com Inc *	1,765	288
Seagate Technology PLC	11,887	709
ServiceNow Inc *	1,089	308
Skyworks Solutions Inc	98	10
Snap Inc, Cl A *	2,938	45
SolarEdge Technologies Inc *	489	40
Square Inc, Cl A *	673	47
SS&C Technologies Holdings Inc	277	17
Synopsys Inc *	911	129
Tech Data Corp *	1,607	233
Teradyne Inc	7,893	494
TTEC Holdings Inc	753	35
Ubiquiti Inc	877	173
VeriSign Inc *	4,788	913
VMware Inc, Cl A *	68	11
Western Digital Corp	1,721	87
Western Union Co/The	23,000	618
Workday Inc, Cl A *	122	22
Xerox Holdings Corp	5,096	198

		44,364

Materials — 2.4%
Air Products & Chemicals Inc	396	94
Avery Dennison Corp	329	43
Ball Corp	1,789	118
CF Industries Holdings Inc	126	6
Crown Holdings Inc *	1,012	77
Eastman Chemical Co	4,200	329
Ecolab Inc	5,486	1,024
FMC Corp	331	32
Freeport-McMoRan Inc, Cl B	1,099	12
Huntsman Corp	75,300	1,703
Koppers Holdings Inc *	802	30
Linde PLC	6,400	1,320
Martin Marietta Materials Inc	70	19
Mosaic Co/The	189	4
Newmont Goldcorp Corp	222	9
Packaging Corp of America	40,637	4,547
Reliance Steel & Aluminum Co	34,455	4,065
Scotts Miracle-Gro Co/The, Cl A	872	88
Sealed Air Corp	777	29
Sherwin-Williams Co/The	3,528	2,057
Silgan Holdings Inc	8,800	271
Sonoco Products Co	1,800	109
Southern Copper Corp	281	11
Vulcan Materials Co	152	22

		16,019

Real Estate — 0.3%
American Tower Corp, Cl A ‡	95	20
Apple Hospitality Inc ‡	23,900	389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Camden Property Trust ‡	94	$11
CBRE Group Inc, Cl A *	402	23
Crown Castle International Corp ‡	250	33
Duke Realty Corp ‡	386	14
Equinix Inc ‡	89	50
Equity LifeStyle Properties Inc ‡	661	49
Essex Property Trust Inc ‡	86	27
Extra Space Storage Inc ‡	598	63
Invitation Homes Inc ‡	1,589	49
Jones Lang LaSalle Inc	291	48
Kimco Realty Corp ‡	1,577	34
Mid-America Apartment Communities Inc ‡	130	18
National Health Investors Inc ‡	2,500	202
National Retail Properties Inc ‡	356	20
Prologis Inc ‡	307	28
SBA Communications Corp, Cl A ‡	304	72
Sun Communities Inc ‡	501	83
Ventas Inc ‡	127	7
VEREIT Inc ‡	60,261	588
WP Carey Inc ‡	527	44

		1,872

Utilities — 0.6%
AES Corp/VA	2,201	42
Ameren Corp	600	45
American Water Works Co Inc	926	112
Atmos Energy Corp	290	31
DTE Energy Co	63	8
Entergy Corp	8,313	967
Exelon Corp	27,748	1,232
FirstEnergy Corp	10,271	490
NextEra Energy Inc	1,139	266
NiSource Inc	848	22
OGE Energy Corp	6,142	258
Public Service Enterprise Group Inc	7,521	446
Sempra Energy	147	22
Southern Co/The	189	12
UGI Corp	1,032	45
Vistra Energy Corp	1,122	30
WEC Energy Group Inc	303	27
Xcel Energy Inc	393	24

		4,079
		322,862

Total Common Stock (Cost $588,617) ($ Thousands)		629,890

PREFERRED STOCK — 0.2%
Brazil — 0.1%
Banco Bradesco SA * (A)	7,400	59
Banco do Estado do Rio Grande do Sul SA (A)	116,601	553
Petroleo Brasileiro SA (A)	7,300	50

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Randon SA Implementos e Participacoes (A)	48,100	$122
		784

Colombia — 0.0%
Bancolombia SA (A)	576	7

Germany — 0.0%
Sartorius AG (A)	54	11

Russia — 0.1%
Surgutneftegas PJSC (A)	462,128	260

South Korea — 0.0%
Samsung Electronics Co Ltd (A)	1,004	35

Total Preferred Stock (Cost $1,181) ($ Thousands)		1,097

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Australia — 0.0%
Saracen Mineral, Expires 12/11/2019 *	4,870	$–
United States — 0.0%
DISH Network Corp, Expires 12/13/2019 *	46	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	12,247,979	12,248
Total Cash Equivalent (Cost $12,248) ($ Thousands)		12,248

Total Investments in Securities — 96.8% (Cost $602,046) ($ Thousands)		$643,235

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	205	Dec-2019	$8,024	$8,368	$344
FTSE 100 Index	35	Dec-2019	3,202	3,334	48
Hang Seng Index	25	Jan-2020	4,348	4,205	(144)
MSCI Emerging Markets	(432)	Dec-2019	(22,403)	(22,420)	(17)
MSCI Singapore Index	57	Jan-2020	1,551	1,535	(14)
OMX Stockholm 30	66	Dec-2019	1,195	1,193	(19)
S&P 500 Index E-MINI	325	Dec-2019	48,586	51,085	2,499
S&P TSX 60 Index	84	Dec-2019	12,590	12,881	333
SPI 200 Index	78	Dec-2019	8,859	9,043	235
TOPIX Index	(304)	Dec-2019	(44,342)	(47,109)	(3,551)

			$21,610	$22,115	$(286)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	USD	559	NZD	876	$4
Brown Brothers Harriman	12/13/19	USD	4	NZD	6	—
Brown Brothers Harriman	12/13/19	NZD	8	USD	5	—
Brown Brothers Harriman	12/13/19	NZD	1,212	USD	774	(4)
Brown Brothers Harriman	12/13/19	USD	3	NOK	27	—
Brown Brothers Harriman	12/13/19	USD	1,429	NOK	13,084	(8)
Brown Brothers Harriman	12/13/19	SGD	2,369	USD	1,743	10
Brown Brothers Harriman	12/13/19	SGD	8	USD	6	—
Brown Brothers Harriman	12/13/19	USD	5	SGD	7	—
Brown Brothers Harriman	12/13/19	USD	2,760	SGD	3,751	(17)

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/19	USD	60	DKK	407	$—
Brown Brothers Harriman	12/13/19	USD	3,684	DKK	24,808	(19)
Brown Brothers Harriman	12/13/19	NOK	4,920	USD	537	3
Brown Brothers Harriman	12/13/19	NOK	24	USD	3	—
Brown Brothers Harriman	12/13/19	AUD	4,940	USD	3,401	58
Brown Brothers Harriman	12/13/19	AUD	23	USD	15	—
Brown Brothers Harriman	12/13/19	USD	5,324	SEK	51,112	20
Brown Brothers Harriman	12/13/19	HKD	4,833	USD	618	—
Brown Brothers Harriman	12/13/19	HKD	731	USD	93	—
Brown Brothers Harriman	12/13/19	USD	168	HKD	1,314	—
Brown Brothers Harriman	12/13/19	USD	7,052	HKD	55,190	(2)
Brown Brothers Harriman	12/13/19	CHF	8,426	USD	8,507	66
Brown Brothers Harriman	12/13/19	CHF	69	USD	69	—
Brown Brothers Harriman	12/13/19	CAD	13,064	USD	9,911	74
Brown Brothers Harriman	12/13/19	CAD	384	USD	289	—
Brown Brothers Harriman	12/13/19	USD	31	AUD	46	—
Brown Brothers Harriman	12/13/19	USD	14,693	AUD	21,318	(271)
Brown Brothers Harriman	12/13/19	DKK	14,660	USD	2,177	11
Brown Brothers Harriman	12/13/19	DKK	428	USD	63	—
Brown Brothers Harriman	12/13/19	USD	43	CHF	43	—
Brown Brothers Harriman	12/13/19	USD	19,344	CHF	19,160	(150)
Brown Brothers Harriman	12/13/19	USD	285	CAD	379	—
Brown Brothers Harriman	12/13/19	USD	21,844	CAD	28,789	(166)
Brown Brothers Harriman	12/13/19	GBP	146	USD	189	—
Brown Brothers Harriman	12/13/19	GBP	24,936	USD	32,127	(141)
Brown Brothers Harriman	12/13/19	USD	35,748	GBP	27,746	157
Brown Brothers Harriman	12/13/19	USD	249	GBP	192	—
Brown Brothers Harriman	12/13/19	SEK	39,621	USD	4,126	(16)
Brown Brothers Harriman	12/13/19	USD	109	JPY	11,887	—
Brown Brothers Harriman	12/13/19	USD	54,696	JPY	5,953,130	(279)
Brown Brothers Harriman	12/13/19	EUR	54,277	USD	60,212	318
Brown Brothers Harriman	12/13/19	EUR	1,297	USD	1,430	(2)
Brown Brothers Harriman	12/13/19	USD	1,339	EUR	1,215	2
Brown Brothers Harriman	12/13/19	USD	64,752	EUR	58,376	(336)
Brown Brothers Harriman	12/13/19	JPY	11,913,776	USD	109,440	538
Brown Brothers Harriman	12/13/19	JPY	34,750	USD	317	—

						$(150)

Percentages are based on Net Assets of $664,572 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2019.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint-Stock Company

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

World Select Equity Fund (Continued)

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	628,854	1,036	–	629,890
Preferred Stock	1,097	–	–	1,097
Rights	–	–	–	–
Cash Equivalent	12,248	–	–	12,248

Total Investments in Securities	642,199	1,036	–	643,235

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,459	–	–	3,459
Unrealized Depreciation	(3,745)	–	–	(3,745)
Forwards Contracts*
Unrealized Appreciation	–	1,261	–	1,261
Unrealized Depreciation	–	(1,411)	–	(1,411)

Total Other Financial Instruments	(286)	(150)	–	(436)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$13,998	$112,925	$(114,675)	$ —	$ —	$12,248	12,247,979	$94	$—

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Argentina — 1.3%
Banco Macro SA ADR	12,350	$319
Cablevision Holding SA GDR *	76,426	247
Corp America Airports SA *	293,663	1,272
Globant SA *	21,410	2,291
Grupo Financiero Galicia SA ADR	128,409	1,715
Grupo Supervielle SA ADR	322,617	903
IRSA Propiedades Comerciales SA ADR	1,698	25
MercadoLibre Inc *	11,407	6,623
YPF SA ADR	30,590	294
		13,689

Austria — 0.1%
IMMOFINANZ	40,309	1,091

Bangladesh — 0.5%
BRAC Bank Ltd *	5,987,373	4,095
Square Pharmaceuticals Ltd	463,286	1,137
		5,232

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	237

Brazil — 4.3%
Ambev SA	446,800	1,895
Banco do Brasil SA	438,854	4,946
Banco Santander Brasil SA	147,900	1,545
BR Properties *	385,600	1,166
CCR SA	279,000	1,136
Cosan SA	169,400	2,495
CPFL Energia	118,700	894
Cyrela Brazil Realty SA Empreendimentos e Participacoes	282,500	1,787
Engie Brasil Energia SA	37,000	414
Gerdau SA ADR	254,859	1,012
Hapvida Participacoes e Investimentos SA	219,300	2,843
Hypera SA	95,400	752
JBS SA	590,900	3,940
Linx SA	36,055	267
Lojas Renner SA	213,260	2,612
Minerva SA/Brazil *	232,400	794
Movida Participacoes SA	184,986	716
MRV Engenharia e Participacoes SA	206,600	862
Notre Dame Intermedica Participacoes SA	210,800	2,814
Petrobras Distribuidora SA	193,600	1,279
Porto Seguro SA	50,405	702
Qualicorp Consultoria e Corretora de Seguros SA	90,200	751
Sul America SA	152,413	1,903
Telefonica Brasil SA ADR	142,600	1,875
TOTVS SA	105,598	1,589
Vale SA ADR, Cl B	272,552	3,205
Via Varejo SA *	279,500	586

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YDUQS Part	181,600	$1,771
		46,551

Canada — 0.5%
Dundee Precious Metals Inc *	165,567	632
First Quantum Minerals Ltd	230,436	2,108
Gran Tierra Energy Inc *	1,649,404	1,701
Parex Resources Inc *	73,750	1,091
		5,532

Chile — 0.4%
Empresas CMPC SA	194,491	420
Parque Arauco SA	205,192	441
Plaza SA	136,870	251
SMU SA	4,073,721	742
Sociedad Quimica y Minera de Chile SA ADR	45,104	1,075
Vina Concha y Toro SA	755,790	1,349
		4,278

China — 11.1%
Alibaba Group Holding Ltd ADR *	148,681	29,736
Autobio Diagnostics Co Ltd, Cl A	180,084	2,627
Baidu Inc ADR *	9,500	1,126
By-health Co Ltd, Cl A	733,800	1,527
China Communications Construction Co Ltd, Cl H	1,538,000	1,197
China Conch Venture Holdings Ltd	388,000	1,509
China Construction Bank Corp, Cl H	17,715,000	14,099
China Everbright Bank Co Ltd, Cl A	1,772,800	1,042
China International Travel Service Corp Ltd, Cl A	261,067	3,114
China Medical System Holdings Ltd	2,319,000	3,300
China Mobile Ltd	195,000	1,470
China Mobile Ltd ADR	63,109	2,381
China Petroleum & Chemical Corp ADR	14,820	828
China Petroleum & Chemical Corp, Cl H	4,086,000	2,292
China Railway Construction Corp Ltd, Cl H	1,171,500	1,209
China Railway Group Ltd, Cl H	629,000	368
Chongqing Zhifei Biological Products Co Ltd, Cl A	168,800	1,064
Country Garden Holdings Co Ltd	912,000	1,270
Daqin Railway Co Ltd, Cl A	902,045	1,018
Dongfeng Motor Group Co Ltd, Cl H	1,134,000	1,089
Focus Media Information Technology, Cl A	501,500	400
Focus Media Information Technology Co Ltd, Cl A	689,200	549
Fosun International Ltd	1,042,000	1,403
Gree Electric Appliances Inc of Zhuhai, Cl A	144,200	1,184
Guangzhou R&F Properties Co Ltd	1,055,200	1,774
Hangzhou Robam Appliances Co Ltd, Cl A	430,884	1,821
Hangzhou Tigermed Consulting Co Ltd, Cl A	248,300	2,219
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	518,073	2,145
Kweichow Moutai Co Ltd, Cl A	21,300	3,422

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetEase Inc ADR	7,668	$2,418
New Oriental Education & Technology Group Inc ADR *	27,965	3,386
Ping An Insurance Group Co of China Ltd, Cl A	84,600	1,007
Ping An Insurance Group Co of China Ltd, Cl H	913,000	10,346
Shenzhou International Group Holdings Ltd	277,000	3,652
Sinopharm Group Co Ltd, Cl H	848,000	2,800
Vipshop Holdings Ltd ADR *	182,900	2,337
Weichai Power Co Ltd, Cl H	325,000	556
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	340,700	1,052
Wuliangye Yibin, Cl A	44,179	802
YY Inc ADR *	21,919	1,398
Zhejiang Expressway Co Ltd, Cl H	2,982,000	2,610
		119,547

Colombia — 0.7%
Avianca Holdings SA ADR	371,603	1,516
Bancolombia SA ADR, Cl R	71,650	3,458
Canacol Energy Ltd *	430,406	1,429
CEMEX Latam Holdings SA *	569,571	702
Corp Financiera Colombiana SA *	679	6
Ecopetrol SA	305,401	280
Grupo Nutresa SA	108,440	791
		8,182

Czech Republic — 0.1%
CEZ AS	34,707	769

Egypt — 0.7%
Cleopatra Hospital *	2,000,000	732
Commercial International Bank Egypt SAE	650,159	3,175
Commercial International Bank Egypt SAE GDR	332,776	1,571
Credit Agricole Egypt SAE	559,780	1,527
Egyptian Financial Group-Hermes Holding Co	578,660	633
		7,638

Germany — 0.2%
Delivery Hero SE *	37,787	2,000

Ghana — 0.0%
Scancom PLC	1,623,950	202

Greece — 0.7%
JUMBO SA	114,533	2,298
Motor Oil Hellas Corinth Refineries SA	30,216	708
National Bank of Greece SA *	842,249	2,855
OPAP SA	165,010	2,030
		7,891

Hong Kong — 10.1%
Agile Group Holdings Ltd	574,000	804
Agricultural Bank of China Ltd, Cl H	4,567,000	1,849

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AIA Group Ltd	732,040	$7,332
Anhui Conch Cement Co Ltd, Cl H	1,217,000	7,781
ANTA Sports Products Ltd	362,758	3,411
BAIC Motor Corp Ltd, Cl H	3,293,500	1,847
Bank of China Ltd, Cl H	14,084,000	5,650
China Everbright International Ltd	1,262,000	954
China Mengniu Dairy Co Ltd	853,000	3,264
China Overseas Grand Oceans Group Ltd	3,898,000	2,186
China Overseas Property Holdings Ltd	4,520,000	2,783
China Suntien Green Energy Corp Ltd, Cl H	4,831,000	1,327
China Yuhua Education	2,302,000	1,414
CITIC Ltd	1,109,000	1,388
CNOOC Ltd	4,028,000	5,846
Geely Automobile Holdings Ltd	803,000	1,502
Industrial & Commercial Bank of China Ltd, Cl H	6,106,000	4,353
Kingboard Laminates Holdings Ltd	583,000	658
KWG Group Holdings Ltd	824,000	905
Lenovo Group Ltd	2,318,000	1,531
Logan Property Holdings Co Ltd	2,142,000	3,136
Lonking Holdings Ltd	5,334,000	1,520
Nissin Foods Co Ltd	1,877,000	1,523
PetroChina Co Ltd, Cl H	1,754,000	809
Shandong Weigao Group Medical Polymer, Cl H	1,136,000	1,371
Shanghai Henlius Biotech, Cl H *	511	–
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	586,900	1,053
Shenzhen Expressway, Cl H	1,100,000	1,467
Shimao Property Holdings Ltd	735,500	2,664
Sinotruk Hong Kong Ltd	440,000	743
SITC International Holdings Co Ltd	1,168,000	1,304
Sunac China Holdings Ltd	344,000	1,677
Tencent Holdings Ltd	524,481	22,231
TravelSky Technology Ltd, Cl H	1,630,000	3,969
WuXi AppTec Co Ltd, Cl H	306,300	3,555
YiChang HEC ChangJiang Pharmaceutical Co Ltd, Cl H	267,200	1,405
Zhongsheng Group Holdings Ltd	799,000	2,832
		108,044

Hungary — 0.4%
Magyar Telekom Telecommunications PLC	387,640	562
MOL Hungarian Oil & Gas PLC	116,994	1,132
OTP Bank Nyrt	14,490	683
Richter Gedeon Nyrt	75,194	1,442
		3,819

India — 8.2%
Asian Paints Ltd	97,340	2,315
AU Small Finance Bank	42,502	488
Aurobindo Pharma Ltd	171,874	1,078
Avenue Supermarts, Cl A *	69,035	1,754

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bata India Ltd	106,757	$2,424
Cholamandalam Investment and Finance	147,853	643
Cipla Ltd/India	66,142	430
Crompton Greaves Consumer Electricals Ltd	566,711	2,012
Divi’s Laboratories	118,620	2,954
Dixon Technologies India	8,955	413
Dr Lal PathLabs	67,977	1,486
Dr Reddy’s Laboratories Ltd	25,119	1,020
Eicher Motors Ltd	8,421	2,686
Godrej Properties Ltd *	114,637	1,452
HCL Technologies Ltd	123,662	1,944
HDFC Bank Ltd ADR	143,162	8,840
Hero MotoCorp Ltd	39,367	1,335
Hindalco Industries Ltd	542,292	1,513
Hindustan Petroleum Corp Ltd	220,450	868
Hindustan Unilever Ltd	205,571	5,832
ICICI Bank Ltd ADR	247,381	3,486
Info Edge India Ltd	70,963	2,605
Infosys Ltd	250,570	2,432
Ipca Laboratories Ltd	144,058	2,295
ITC Ltd	997,412	3,426
Jubilant Foodworks Ltd	45,371	1,023
Larsen & Toubro Ltd	82,289	1,526
Multi Commodity Exchange of India Ltd	113,863	1,867
Polycab India	84,837	1,093
Power Grid Corp of India Ltd	676,926	1,824
Prestige Estates Projects Ltd	335,474	1,421
PVR Ltd	91,958	2,322
REC Ltd	635,716	1,222
Reliance Industries Ltd	195,190	4,221
State Bank of India	423,747	2,019
Tata Consultancy Services Ltd	44,677	1,279
Titan Co Ltd	27,635	447
UPL Ltd	358,015	2,861
Varun Beverages Ltd	164,713	1,661
WNS Holdings Ltd ADR *	103,288	6,520
Zee Entertainment Enterprises Ltd	238,408	974
		88,011

Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	9,613,800	1,077
Bank Central Asia Tbk PT	1,280,500	2,851
Bank Negara Indonesia Persero Tbk PT	1,302,000	692
Bank Rakyat Indonesia Persero Tbk PT	4,707,200	1,365
Bank Tabungan Pensiunan Nasional Syariah
Tbk PT *	7,658,800	2,150
Bumi Serpong Damai Tbk PT *	16,086,400	1,426
Kino Indonesia	2,256,600	523
Link Net Tbk PT	1,632,500	484
Malindo Feedmill Tbk PT	3,961,500	285
Matahari Department Store Tbk PT	1,558,800	390
Media Nusantara Citra Tbk PT	27,681,200	2,453
Medikaloka Hermina Tbk PT	11,480,000	2,995

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pakuwon Jati Tbk PT	46,154,684	$1,849
Pan Brothers Tbk PT	4,175,500	198
Perusahaan Gas Negara Tbk PT	6,348,100	864
Semen Indonesia Persero Tbk PT	877,100	712
Telekomunikasi Indonesia Persero Tbk PT ADR	85,092	2,355
Tiga Pilar Sejahtera Food Tbk *	6,565,800	78
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,562
Vale Indonesia *	3,135,000	667
		26,976

Ivory Coast — 0.1%
Sonatel SA	32,578	805

Kenya — 0.7%
ARM Cement Ltd *	10	–
East African Breweries Ltd	1,191,907	2,278
Equity Group Holdings PLC/Kenya	8,613,513	4,284
Safaricom PLC	4,456,970	1,271
		7,833

Kuwait — 0.4%
Humansoft Holding Co KSC	94,591	949
Mabanee Co SAK	129,377	360
Mobile Telecommunications Co KSC	714,232	1,380
National Bank of Kuwait SAKP	528,148	1,758
		4,447

Malaysia — 0.6%
AirAsia Group Bhd	1,483,300	600
Alliance Bank Malaysia	691,400	447
Malayan Banking Bhd	1,063,269	2,172
RHB Bank Bhd	329,100	446
Serba Dinamik Holdings Bhd	1,915,500	2,000
Velesto Energy *	10,546,000	972
		6,637

Mauritius — 0.1%
MCB Group Ltd	168,990	1,406

Mexico — 2.6%
Alfa SAB de CV, Cl A	1,201,007	942
Arca Continental SAB de CV	52,500	277
Cemex SAB de CV ADR	122,244	456
Controladora Vuela Cia de Aviacion SAB de CV ADR *	187,316	1,957
Genomma Lab Internacional SAB de CV, Cl B *	1,775,259	1,665
Gruma SAB de CV, Cl B	47,525	481
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	255,024	1,703
Grupo Aeroportuario del Sureste SAB de CV ADR	15,456	2,650
Grupo Financiero Banorte SAB de CV, Ser O	533,361	2,830
Grupo Mexico SAB de CV, Ser B	400,800	1,054
Industrias Bachoco SAB de CV	344,839	1,477

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inmobiliaria Vesta	944,800	$1,610
Kimberly-Clark de Mexico SAB de CV, Cl A	333,400	636
Orbia Advance	328,417	715
Promotora y Operadora de Infraestructura	80,149	767
Qualitas Controladora SAB de CV	288,100	1,233
Regional SAB de CV	462,373	2,498
Wal-Mart de Mexico SAB de CV	1,896,600	5,239
		28,190

Morocco — 0.4%
Attijariwafa Bank	18,750	942
Label Vie	6,546	1,999
Societe d’Exploitation des Ports	38,140	750
		3,691

Netherlands — 0.1%
Prosus *	10,180	694
SBM Offshore NV	28,909	488
		1,182

Nigeria — 0.4%
SEPLAT Petroleum Development Co Plc	734,571	1,113
Zenith Bank PLC	63,514,510	3,257
		4,370

Oman — 0.1%
Bank Muscat SAOG	967,577	1,117

Pakistan — 0.2%
Oil & Gas Development Co Ltd	726,900	618
United Bank Ltd/Pakistan	1,579,912	1,664
		2,282

Panama — 0.2%
Copa Holdings SA, Cl A	22,733	2,370

Peru — 1.3%
Alicorp SAA	512,528	1,327
Cementos Pacasmayo SAA	531,678	993
Credicorp Ltd	48,572	10,258
Ferreycorp SAA	1,298,960	818
		13,396

Philippines — 3.3%
AllHome *	18,438,000	4,180
Alliance Global Group Inc	7,105,210	1,546
Altus San Nicolas Corp	229,195	–
Ayala Corp	234,129	3,714
Ayala Land Inc	3,107,300	2,782
Bank of the Philippine Islands	1,358,350	2,298
BDO Unibank Inc	1,591,104	4,753
Bloomberry Resorts Corp	3,742,443	820
Cebu Air Inc	670,040	1,220
East West Banking Corp *	2,254,500	569
Emperador Inc *	5,808,500	823
Puregold Price Club Inc	1,968,303	1,555

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robinsons Land Corp	11,904,032	$6,138
Robinsons Retail Holdings Inc	1,669,880	2,596
Security Bank Corp	93,130	376
Wilcon Depot Inc	6,314,700	2,299
		35,669

Poland — 0.8%
Cyfrowy Polsat SA	82,414	588
Dino Polska SA *	24,939	862
Grupa Lotos SA	22,378	525
Kernel Holding SA	152,020	1,613
Polski Koncern Naftowy ORLEN SA	78,200	1,858
Powszechny Zaklad Ubezpieczen SA	259,123	2,564
		8,010

Qatar — 0.1%
Qatar Navigation QSC	685,600	1,153

Romania — 0.3%
Banca Transilvania SA	4,060,245	2,386
BRD-Groupe Societe Generale SA	151,840	536
		2,922

Russia — 3.8%
Gazprom PJSC ADR	745,647	5,923
LUKOIL PJSC ADR	91,469	8,720
Mail.Ru Group GDR *	66,828	1,337
MMC Norilsk Nickel PJSC ADR	134,448	3,531
Mobile TeleSystems PJSC ADR	191,851	1,811
QIWI plc ADR	32,893	652
Sberbank of Russia PJSC ADR	600,207	8,774
X5 Retail Group NV GDR	22,708	754
Yandex NV, Cl A *	219,929	9,230
		40,732

Saudi Arabia — 0.3%
Al Rajhi Bank	28,702	476
Mobile Telecommunications Co Saudi Arabia *	380,624	1,114
Saudi Arabian Fertilizer	30,128	589
Saudi Telecom	56,025	1,392
		3,571

Singapore — 0.2%
First Resources Ltd	1,352,670	1,781

South Africa — 2.2%
Absa Group Ltd	153,269	1,540
AngloGold Ashanti Ltd ADR	123,903	2,359
Bidvest Group Ltd/The	28,487	395
Capitec Bank Holdings Ltd	37,645	3,641
Clicks Group Ltd	213,253	3,645
Dis-Chemical Pharmacies	419,567	743
Exxaro Resources Ltd	122,576	1,115
Kumba Iron Ore Ltd	10,646	273
Mr Price Group	90,587	1,082

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers Ltd, Cl N	10,180	$1,455
Nedbank Group Ltd	34,566	517
Northam Platinum Ltd *	107,274	783
Old Mutual Ltd	691,746	875
RMB Holdings Ltd	280,326	1,543
SPAR Group Ltd/The	28,497	401
Standard Bank Group Ltd	254,456	2,878
Truworths International Ltd	212,237	740
		23,985

South Korea — 7.6%
Cheil Worldwide Inc	99,794	1,998
Daelim Industrial Co Ltd	10,360	789
DB HiTek	86,631	1,394
DIO *	24,627	858
Douzone Bizon Co Ltd	83,200	5,029
Duk San Neolux Co Ltd *	94,740	1,696
F&F	16,558	1,549
Fila Korea Ltd	31,450	1,374
GS Holdings	16,727	678
Hana Financial Group Inc	83,587	2,530
Handsome	30,216	811
Hanwha Corp	41,813	869
Hanwha Techwin *	33,762	1,099
Hyundai Department Store Co Ltd	11,821	833
Hyundai Marine & Fire Insurance Co Ltd	33,521	795
Hyundai Wia Corp	6,291	283
Kangwon Land Inc	35,131	873
KB Financial Group Inc	112,327	4,379
Kia Motors Corp	65,652	2,404
Koh Young Technology Inc	27,075	2,297
KT&G Corp	6,100	505
LG Corp	26,853	1,614
LG Display Co Ltd ADR	84,213	525
LG Electronics Inc	26,684	1,579
LG Uplus Corp	92,410	1,048
Maeil Dairies Co Ltd	8,928	635
MegaStudyEdu Co Ltd	37,376	1,177
Meritz Securities Co Ltd	226,900	816
NCSoft Corp	7,188	3,000
POSCO	6,521	1,273
POSCO ADR	30,624	1,474
Samsung Electronics Co Ltd	569,751	24,263
Settle Bank Inc/Korea *	40,590	1,034
SK Hynix Inc	48,227	3,303
SK Telecom Co Ltd	16,080	3,349
SKCKOLONPI	32,302	931
WONIK IPS Co Ltd	67,526	1,744
Woori Financial Group Inc	56,189	557
		81,365

Spain — 0.2%
Promotora de Informaciones, Cl A *	373,791	576

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prosegur Cash SA	967,971	$1,554
		2,130

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	869,623	481
Hatton National Bank PLC	913,410	902
Hemas Holdings PLC	716,430	328
John Keells Holdings PLC	1,938,965	1,811
		3,522

Taiwan — 9.9%
Accton Technology Corp	493,000	2,569
Airtac International Group	218,000	3,151
Asia Cement Corp	1,691,000	2,519
ASMedia Technology Inc	59,000	1,096
Bioteque Corp	199,000	864
Catcher Technology Co Ltd	437,000	3,574
Chailease Holding Co Ltd	1,146,047	5,127
Chicony Power Technology Co Ltd	683,000	1,433
Chunghwa Precision Test Tech Co Ltd	29,000	838
Delta Electronics Inc	295,000	1,354
Elan Microelectronics Corp	548,000	1,606
Feng TAY Enterprise Co Ltd	38,000	238
FLEXium Interconnect Inc	230,000	852
Fubon Financial Holding Co Ltd	2,393,000	3,514
Fulgent Sun International Holding Co Ltd	194,000	795
Hon Hai Precision Industry Co Ltd	1,020,912	2,961
Kindom Construction Corp	1,201,000	1,218
King Yuan Electronics Co Ltd	553,000	669
Kinik	394,000	859
Largan Precision	6,000	872
Lite-On Technology Corp	860,862	1,366
M31 Technology	111,000	1,322
Macronix International	1,119,000	1,212
Makalot Industrial Co Ltd	350	2
MediaTek Inc	246,357	3,403
Merida Industry Co Ltd	360,000	2,065
Micro-Star International Co Ltd	557,000	1,532
Parade Technologies Ltd	111,000	2,179
Pegatron Corp	526,000	1,172
Powertech Technology Inc	411,000	1,268
Primax Electronics Ltd	714,000	1,463
Realtek Semiconductor Corp	256,000	1,934
Silergy Corp	96,947	2,822
Sitronix Technology Corp	137,000	759
Taiwan Semiconductor Manufacturing Co Ltd	1,124,000	11,236
Taiwan Semiconductor Manufacturing Co Ltd ADR	520,747	27,646
Tong Hsing Electronic Industries Ltd	442,000	1,840
TSC Auto ID Technology Co Ltd	140,600	1,164
Unimicron Technology Corp	1,128,000	1,706
Universal Microwave Technology Inc	2	–
Voltronic Power Technology	39,000	897

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Win Semiconductors	149,000	$1,477
Yuanta Financial Holding Co Ltd	3,237,000	2,095
		106,669

Thailand — 3.3%
Advanced Info Service PCL	181,700	1,275
Bangkok Dusit Medical Services PCL, Cl F	3,399,500	2,767
Charoen Pokphand Foods PCL	1,824,100	1,660
Com7 PCL	1,617,200	1,498
CP ALL PCL	2,151,500	5,411
Home Product Center PCL	7,258,945	3,964
Kiatnakin Bank PCL	469,600	1,065
Minor International PCL NVDR	2,832,436	3,609
PTT PCL	1,707,300	2,444
Robinson PCL	943,100	2,052
Srisawad Corp PCL	1,277,430	2,653
Thanachart Capital PCL	615,398	1,135
Tisco Financial Group PCL	897,900	2,897
TOA Paint Thailand PCL	1,313,918	1,935
VGI PCL	2,082,700	682
		35,047

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	471,384	1,779
Ford Otomotiv Sanayi AS	41,016	456
MLP Saglik Hizmetleri AS, Cl B *	564,281	1,520
Tekfen Holding AS	259,285	853
Turkcell Iletisim Hizmetleri AS	1,538,799	3,633
Turkiye Garanti Bankasi AS	562,029	988
Turkiye Is Bankasi AS, Cl C	273,960	294
Ulker Biskuvi Sanayi AS	234,174	883
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS *	445,127	472
		10,878

United Arab Emirates — 1.6%
Aldar Properties PJSC	8,366,509	4,946
DP World	46,986	589
Dubai Islamic Bank PJSC	2,027,334	2,924
Emaar Development PJSC	5,237,801	5,138
Emaar Properties PJSC	2,703,511	3,039
Ras Al Khaimah Ceramics	1,443,677	612
		17,248

United Kingdom — 4.7%
ADES International Holding PLC *	40,990	504
Avast PLC	475,671	2,756
Bank of Georgia Group	31,790	609
Energean Oil & Gas PLC *	183,221	2,126
Georgia Healthcare Group PLC	121,360	259
Halyk Savings Bank of Kazakhstan JSC GDR	818,259	10,931
KAZ Minerals PLC	328,631	2,081
MHP SE GDR	81,450	733
NAC Kazatomprom JSC GDR	356,840	4,728
Network International Holdings PLC *	679,436	5,088

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nova Ljubljanska Banka dd GDR *	256,982	$3,145
Polymetal International PLC	48,295	728
SEPLAT Petroleum Development Co Plc	294,006	449
TBC Bank Group PLC	20,560	330
TCS Group Holding GDR	48,288	888
Tullow Oil PLC	1,266,378	2,145
Vivo Energy PLC	3,732,875	5,688
Wizz Air Holdings PLC *	136,036	6,950
		50,138

United States — 1.2%
Afya, Cl A *	35,670	982
EPAM Systems Inc *	16,850	3,570
Intercorp Financial Services Inc *	67,017	2,701
Liberty Latin America Ltd, Cl C *	54,313	974
Livent Corp *	220,415	1,719
Southern Copper Corp	12,196	464
Yum China Holdings Inc	64,200	2,858
		13,268

Vietnam — 2.1%
Binh Minh Plastics JSC	295,980	665
FPT Corp	582,785	1,418
Gemadept	487,470	499
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,390,700	2,733
Hoa Phat Group JSC *	618,017	609
Military Commercial Joint Stock Bank	4,004,962	3,827
Refrigeration Electrical Engineering Corp	61,290	96
Vietnam Dairy Products JSC	582,104	3,051
Vietnam Prosperity JSC Bank *	1,987,341	1,728
Vietnam Technological & Commercial Joint Stock Bank *	2,430,160	2,401
Vincom Retail JSC	2,186,159	3,249
Vinhomes JSC	454,337	1,801
		22,077

Total Common Stock (Cost $861,986) ($ Thousands)		987,580

	Number of Warrants

WARRANTS — 2.7%

Egypt — 0.2%
Emaar Misr for Development SAE, Expires 02/10/2022 *	9,394,391	1,682

India — 0.3%
VIP Industrials, Expires 12/17/2019 *	211,532	1,257
Voltas, Expires 05/28/2020 *	237,729	2,305

		3,562

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 01/16/2020 *	1,328,922	$4,400

Luxembourg — 0.6%
Emirates NBD PJSC, Expires 01/03/2022 *	833,488	2,623
Mouwasat Medical Services Co, Expires 12/09/2021 *	91,234	2,034
Palm Hills Developments SAE, Expires 12/16/2021 *	14,824,649	1,827

		6,484

Pakistan — 0.2%
United Bank, Expires 03/31/2021 *	1,645,043	1,714

Thailand — 0.0%
Minor International PCL, Expires 09/30/2021 *	159,222	18
Minor International PCL, Expires 09/30/2021 *	40,200	5

		23

United States — 0.7%
FPT Corp, Expires 03/31/2021 *	2,249,159	5,413
Shandong Pharmaceutical Glass Co Ltd, Expires 02/19/2020 *	732,732	2,321

		7,734

Vietnam — 0.3%
Military Commercial Joint Stock Bank, Expires 03/31/2021 *	1,674,737	1,583
Mobile World Investment, Expires 03/31/2021 *	370,086	1,721

		3,304

Total Warrants (Cost $23,395) ($ Thousands)		28,903

	Shares

PREFERRED STOCK — 1.9%

Brazil — 1.1%
Banco ABC Brasil SA (A)	181,899	782
Banco Bradesco SA (A)	194,841	1,540
Centrais Eletricas Brasileiras SA, Cl B (A)	64,500	546
Cia Brasileira de Distribuicao (A)	111,110	2,092
Cia Paranaense de Energia (A)	61,500	903
Itausa - Investimentos Itau SA (A)	1,688,117	5,266
Petroleo Brasileiro SA (A)	107,500	740
		11,869

Colombia — 0.7%
Banco Davivienda SA (A)	576,917	6,993

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Grupo Aval Acciones y Valores SA (A)	909,519	$361

		7,354

South Korea — 0.1%
Samsung Electronics Co Ltd (A)	29,896	1,034

Total Preferred Stock (Cost $16,961) ($ Thousands)		20,257

	Number of Participation Notes

PARTICIPATION NOTES * — 0.6%

Luxembourg — 0.1%
Hoa Phat Group JSC, Expires 11/20/2020	1,143,418	1,115

Saudi Arabia — 0.2%
Arabian Centres Ltd, Expires 05/23/2022	280,170	2,114

United Kingdom — 0.3%
Cooperative Insurance Company, Expires 07/20/2020	179,824	3,314

Total Participation Notes (Cost $6,373) ($ Thousands)		6,543

	Shares

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
iShares Core MSCI Emerging Markets	8,820	451

Total Exchange Traded Fund (Cost $428) ($ Thousands)		451

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Centrais Eletricas Brasileiras, Expires 12/20/2019	1	–

Total Rights (Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	10,841,750	$10,842

Total Cash Equivalent (Cost $10,842) ($ Thousands)		10,842

Total Investments in Securities — 98.1% (Cost $919,985) ($ Thousands)		$1,054,576

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	217	Dec-2019	$10,867	$11,262	$395

Percentages are based on Net Assets of $1,074,780 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	987,580	–	–	987,580
Warrants	21,557	7,346	–	28,903
Preferred Stock	20,257	–	–	20,257
Participation Notes	–	6,543	–	6,543
Exchange Traded Fund	451	–	–	451
Rights	–	–	–	–
Cash Equivalent	10,842	–	–	10,842

Total Investments in Securities	1,040,687	13,889	–	1,054,576

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	395	–	–	395

Total Other Financial Instruments	395	–	–	395

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary the of Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands).

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$51,118	$128,702	$(168,978)	$—	$—	$10,842	10,841,750	$381	$-

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Communication Services — 9.9%
Activision Blizzard Inc	57,000	$3,125
Alphabet Inc, Cl A *	22,345	29,140
Alphabet Inc, Cl C *	22,522	29,390
AT&T Inc	545,819	20,403
CBS Corp, Cl B	24,776	1,000
CenturyLink Inc	74,015	1,072
Charter Communications Inc, Cl A *	12,100	5,687
Comcast Corp, Cl A	338,700	14,954
Discovery Inc, Cl A *	12,600	415
Discovery Inc, Cl C *	26,019	794
DISH Network Corp, Cl A *	18,500	632
Electronic Arts Inc *	22,300	2,253
Facebook Inc, Cl A *	179,800	36,255
Fox Corp	38,566	1,370
Interpublic Group of Cos Inc/The	28,600	641
Netflix Inc *	32,800	10,321
News Corp	8,900	117
News Corp, Cl A	27,300	352
Omnicom Group Inc	16,200	1,288
Take-Two Interactive Software Inc *	8,400	1,019
T-Mobile US Inc *	23,900	1,877
TripAdvisor Inc	8,300	236
Twitter Inc *	58,200	1,799
Verizon Communications Inc	308,900	18,608
Viacom Inc, Cl B	25,600	616
Walt Disney Co/The	134,577	20,399

		203,763

Consumer Discretionary — 9.3%
Advance Auto Parts Inc	5,400	848
Amazon.com Inc *	31,000	55,825
Aptiv PLC	19,300	1,812
AutoZone Inc *	1,800	2,120
Best Buy Co Inc	17,100	1,379
Booking Holdings Inc *	3,200	6,093
BorgWarner Inc	15,100	635
Capri Holdings Ltd *	10,900	405
CarMax Inc *	12,300	1,196
Carnival Corp, Cl A	29,900	1,348
Chipotle Mexican Grill Inc, Cl A *	1,900	1,546
Darden Restaurants Inc	9,100	1,078
Dollar General Corp	19,100	3,006
Dollar Tree Inc *	17,884	1,636
DR Horton Inc	25,200	1,395
eBay Inc	59,500	2,113
Expedia Group Inc	10,400	1,057
Ford Motor Co	293,300	2,657
Gap Inc/The	15,000	249
Garmin Ltd	10,600	1,036
General Motors Co	93,400	3,362
Genuine Parts Co	10,851	1,133

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	14,200	$346
Hanesbrands Inc	25,700	387
Harley-Davidson Inc	11,200	407
Hasbro Inc	9,200	936
Hilton Worldwide Holdings Inc	21,700	2,279
Home Depot Inc/The	81,832	18,045
Kohl’s Corp	12,200	574
L Brands Inc	18,500	354
Las Vegas Sands Corp	25,500	1,600
Leggett & Platt Inc	9,600	502
Lennar Corp, Cl A	21,100	1,259
LKQ Corp *	22,500	794
Lowe’s Cos Inc	57,769	6,777
Macy’s Inc	21,800	334
Marriott International Inc/MD, Cl A	20,320	2,852
McDonald’s Corp	56,900	11,066
MGM Resorts International	39,700	1,268
Mohawk Industries Inc *	4,428	617
Newell Brands Inc	27,999	538
NIKE Inc, Cl B	93,400	8,732
Nordstrom Inc	7,500	286
Norwegian Cruise Line Holdings Ltd *	15,800	848
NVR Inc *	250	948
O’Reilly Automotive Inc *	5,700	2,521
PulteGroup Inc	19,100	757
PVH Corp	5,400	524
Ralph Lauren Corp, Cl A	3,700	397
Ross Stores Inc	26,900	3,124
Royal Caribbean Cruises Ltd	12,800	1,536
Starbucks Corp	89,600	7,655
Tapestry Inc	21,200	570
Target Corp	38,200	4,775
Tiffany & Co	8,200	1,097
TJX Cos Inc/The	90,100	5,508
Tractor Supply Co	8,700	822
Ulta Beauty Inc *	4,500	1,052
Under Armour Inc, Cl A *	13,300	251
Under Armour Inc, Cl C *	13,436	233
VF Corp	24,624	2,180
Whirlpool Corp	4,700	673
Wynn Resorts Ltd	7,300	882
Yum! Brands Inc	23,000	2,315

		190,550

Consumer Staples — 6.9%
Altria Group Inc	139,800	6,948
Archer-Daniels-Midland Co	42,000	1,803
Brown-Forman Corp, Cl B	13,800	936
Campbell Soup Co	12,400	578
Church & Dwight Co Inc	18,500	1,299
Clorox Co/The	9,500	1,408
Coca-Cola Co/The	287,400	15,347

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colgate-Palmolive Co	64,100	$4,347
Conagra Brands Inc	36,000	1,039
Constellation Brands Inc, Cl A	12,600	2,344
Costco Wholesale Corp	32,900	9,864
Coty Inc, Cl A	23,550	272
Estee Lauder Cos Inc/The, Cl A	16,400	3,206
General Mills Inc	45,600	2,431
Hershey Co/The	11,200	1,659
Hormel Foods Corp	21,000	935
JM Smucker Co/The	8,382	881
Kellogg Co	18,500	1,205
Kimberly-Clark Corp	25,700	3,504
Kraft Heinz Co/The	46,566	1,420
Kroger Co/The	59,700	1,632
Lamb Weston Holdings Inc	10,700	899
McCormick & Co Inc/MD	9,300	1,574
Molson Coors Brewing Co, Cl B	14,200	717
Mondelez International Inc, Cl A	107,500	5,648
Monster Beverage Corp *	29,120	1,742
PepsiCo Inc	104,362	14,176
Philip Morris International Inc	116,500	9,661
Procter & Gamble Co/The	186,936	22,817
Sysco Corp	37,900	3,053
Tyson Foods Inc, Cl A	22,200	1,996
Walgreens Boots Alliance Inc	56,400	3,362
Walmart Inc	106,165	12,643

		141,346

Energy — 4.0%
Apache Corp	28,100	626
Baker Hughes Co, Cl A	47,700	1,069
Cabot Oil & Gas Corp, Cl A	31,000	494
Chevron Corp	141,800	16,609
Cimarex Energy Co	8,100	372
Concho Resources Inc	14,900	1,081
ConocoPhillips	83,000	4,975
Devon Energy Corp	30,200	661
Diamondback Energy Inc	12,200	944
EOG Resources Inc	43,100	3,056
Exxon Mobil Corp	316,100	21,536
Halliburton Co	65,500	1,375
Helmerich & Payne Inc	7,700	304
Hess Corp	19,300	1,198
HollyFrontier Corp	11,700	603
Kinder Morgan Inc/DE	146,777	2,878
Marathon Oil Corp	60,400	704
Marathon Petroleum Corp	48,911	2,966
National Oilwell Varco Inc	28,800	649
Noble Energy Inc	34,800	723
Occidental Petroleum Corp	67,328	2,597
ONEOK Inc	31,200	2,217
Phillips 66	33,500	3,843

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	12,500	$1,598
Schlumberger Ltd	102,837	3,723
TechnipFMC PLC	31,500	594
Valero Energy Corp	31,200	2,979
Williams Cos Inc/The	91,500	2,079

		82,453

Financials — 12.3%
Affiliated Managers Group Inc	3,600	307
Aflac Inc	55,800	3,060
Allstate Corp/The	24,800	2,761
American Express Co	50,900	6,114
American International Group Inc	64,700	3,407
Ameriprise Financial Inc	9,800	1,606
Aon PLC	17,500	3,563
Arthur J Gallagher & Co	13,900	1,296
Assurant Inc	4,500	598
Bank of America Corp	625,800	20,852
Bank of New York Mellon Corp/The	63,700	3,119
BB&T Corp	56,900	3,114
Berkshire Hathaway Inc, Cl B *	146,500	32,274
BlackRock Inc, Cl A	8,741	4,326
Capital One Financial Corp	35,000	3,500
Cboe Global Markets Inc	8,200	975
Charles Schwab Corp/The	86,900	4,302
Chubb Ltd	34,226	5,185
Cincinnati Financial Corp	11,300	1,210
Citigroup Inc	168,600	12,665
Citizens Financial Group Inc	33,400	1,285
CME Group Inc, Cl A	26,600	5,393
Comerica Inc	11,200	789
Discover Financial Services	24,000	2,037
E*TRADE Financial Corp	16,700	740
Everest Re Group Ltd	3,100	841
Fifth Third Bancorp	54,300	1,639
First Republic Bank/CA	12,800	1,407
Franklin Resources Inc	21,700	597
Globe Life Inc	7,500	771
Goldman Sachs Group Inc/The	24,300	5,379
Hartford Financial Services Group Inc/The	27,250	1,686
Huntington Bancshares Inc/OH	76,900	1,145
Intercontinental Exchange Inc	41,845	3,941
Invesco Ltd	28,400	499
JPMorgan Chase & Co	238,900	31,477
KeyCorp	75,099	1,456
Lincoln National Corp	14,600	862
Loews Corp	19,200	977
M&T Bank Corp	10,021	1,651
MarketAxess Holdings Inc	2,800	1,131
Marsh & McLennan Cos Inc	37,800	4,085
MetLife Inc	59,900	2,990
Moody’s Corp	12,247	2,776

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	93,900	$4,646
MSCI Inc, Cl A	6,300	1,633
Nasdaq Inc	8,700	912
Northern Trust Corp	16,200	1,737
People’s United Financial Inc	31,900	526
PNC Financial Services Group Inc/The	33,300	5,102
Principal Financial Group Inc	19,200	1,058
Progressive Corp/The	43,400	3,170
Prudential Financial Inc	30,200	2,827
Raymond James Financial Inc	9,300	835
Regions Financial Corp	74,500	1,240
S&P Global Inc	18,400	4,870
SunTrust Banks Inc	33,500	2,373
SVB Financial Group *	3,900	904
Synchrony Financial	45,911	1,718
T Rowe Price Group Inc	17,800	2,199
Travelers Cos Inc/The	19,500	2,666
Unum Group	15,200	467
US Bancorp	106,900	6,417
Wells Fargo & Co	299,400	16,305
Willis Towers Watson PLC	9,695	1,904
Zions Bancorp NA	13,600	677

		253,974

Health Care — 13.3%
Abbott Laboratories	131,639	11,249
AbbVie Inc	110,700	9,712
ABIOMED Inc *	3,300	647
Agilent Technologies Inc	23,300	1,882
Alexion Pharmaceuticals Inc *	16,900	1,926
Align Technology Inc *	5,400	1,498
Allergan PLC	24,600	4,549
AmerisourceBergen Corp, Cl A	11,261	990
Amgen Inc	44,900	10,539
Anthem Inc	19,100	5,513
Baxter International Inc	38,438	3,151
Becton Dickinson and Co	20,137	5,205
Biogen Inc *	13,800	4,137
Boston Scientific Corp *	104,100	4,502
Bristol-Myers Squibb Co	175,600	9,999
Cardinal Health Inc	22,700	1,249
Centene Corp *	30,800	1,862
Cerner Corp	24,000	1,718
Cigna Corp	28,181	5,634
Cooper Cos Inc/The	3,700	1,158
CVS Health Corp	97,343	7,327
Danaher Corp	47,600	6,949
DaVita Inc *	6,600	474
DENTSPLY SIRONA Inc	16,400	927
Edwards Lifesciences Corp *	15,600	3,821
Eli Lilly & Co	63,567	7,460
Gilead Sciences Inc	94,356	6,344

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare Inc	20,000	$2,773
Henry Schein Inc *	11,100	765
Hologic Inc *	19,700	1,011
Humana Inc *	10,000	3,412
IDEXX Laboratories Inc *	6,500	1,635
Illumina Inc *	10,900	3,496
Incyte Corp *	13,600	1,281
Intuitive Surgical Inc *	8,600	5,099
IQVIA Holdings Inc *	13,700	2,000
Johnson & Johnson	197,200	27,113
Laboratory Corp of America Holdings *	7,254	1,250
McKesson Corp	13,900	2,010
Medtronic PLC	100,455	11,190
Merck & Co Inc	191,200	16,669
Mettler-Toledo International Inc *	1,800	1,295
Mylan NV *	38,700	727
PerkinElmer Inc	8,300	771
Perrigo Co PLC	10,200	523
Pfizer Inc	412,996	15,909
Quest Diagnostics Inc	10,000	1,065
Regeneron Pharmaceuticals Inc *	6,000	2,214
ResMed Inc	10,800	1,616
Stryker Corp	24,100	4,937
Teleflex Inc	3,400	1,201
Thermo Fisher Scientific Inc	30,000	9,418
UnitedHealth Group Inc	70,800	19,815
Universal Health Services Inc, Cl B	5,900	823
Varian Medical Systems Inc *	6,900	923
Vertex Pharmaceuticals Inc *	19,200	4,258
Waters Corp *	4,900	1,088
WellCare Health Plans Inc *	3,800	1,224
Zimmer Biomet Holdings Inc	15,500	2,252
Zoetis Inc, Cl A	35,667	4,299

		274,484

Industrials — 8.8%
3M Co	42,900	7,283
Alaska Air Group Inc	9,100	628
Allegion PLC	7,033	844
American Airlines Group Inc	29,900	859
AMETEK Inc	17,100	1,693
AO Smith Corp	10,200	494
Arconic Inc	29,166	903
Boeing Co/The	39,900	14,611
Caterpillar Inc	41,900	6,064
CH Robinson Worldwide Inc	10,200	784
Cintas Corp	6,300	1,620
Copart Inc *	15,000	1,335
CSX Corp	59,600	4,264
Cummins Inc	11,900	2,176
Deere & Co	23,600	3,966
Delta Air Lines Inc	43,700	2,504

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover Corp	10,800	$1,204
Eaton Corp PLC	31,601	2,923
Emerson Electric Co	45,700	3,375
Equifax Inc	9,000	1,257
Expeditors International of Washington Inc	13,000	972
Fastenal Co	42,800	1,520
FedEx Corp	18,049	2,889
Flowserve Corp	9,500	463
Fortive Corp	22,224	1,604
Fortune Brands Home & Security Inc	10,200	645
General Dynamics Corp	17,400	3,162
General Electric Co	653,192	7,361
Honeywell International Inc	53,900	9,624
Huntington Ingalls Industries Inc	3,100	780
IDEX Corp	5,700	928
IHS Markit Ltd *	30,300	2,201
Illinois Tool Works Inc	22,056	3,845
Ingersoll-Rand PLC	17,900	2,347
Jacobs Engineering Group Inc	9,900	912
JB Hunt Transport Services Inc	6,600	763
Johnson Controls International PLC	59,503	2,549
Kansas City Southern	7,400	1,128
L3Harris Technologies Inc	16,810	3,380
Lockheed Martin Corp	18,524	7,243
Masco Corp	21,900	1,019
Nielsen Holdings PLC	26,300	514
Norfolk Southern Corp	19,700	3,812
Northrop Grumman Corp	11,700	4,116
PACCAR Inc	26,100	2,124
Parker-Hannifin Corp	9,700	1,928
Pentair PLC	12,746	565
Quanta Services Inc	10,400	433
Raytheon Co	20,900	4,544
Republic Services Inc, Cl A	15,800	1,401
Robert Half International Inc	8,700	506
Rockwell Automation Inc	8,800	1,723
Rollins Inc	10,150	364
Roper Technologies Inc	7,700	2,775
Snap-on Inc	4,000	642
Southwest Airlines Co	36,500	2,104
Stanley Black & Decker Inc	11,400	1,798
Textron Inc	17,400	805
TransDigm Group Inc	3,700	2,098
Union Pacific Corp	52,800	9,292
United Airlines Holdings Inc *	16,500	1,531
United Parcel Service Inc, Cl B	52,100	6,238
United Rentals Inc *	5,800	888
United Technologies Corp	60,779	9,016
Verisk Analytics Inc, Cl A	12,300	1,814
Waste Management Inc	29,400	3,320
Westinghouse Air Brake Technologies Corp	13,472	1,059
WW Grainger Inc	3,200	1,014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	13,300	$1,031

		181,577

Information Technology — 21.7%
Accenture PLC, Cl A	47,700	9,595
Adobe Inc *	36,200	11,205
Advanced Micro Devices Inc *	81,700	3,199
Akamai Technologies Inc *	12,200	1,063
Alliance Data Systems Corp	3,000	321
Amphenol Corp, Cl A	21,900	2,278
Analog Devices Inc	27,836	3,144
ANSYS Inc *	6,300	1,605
Apple Inc	317,500	84,852
Applied Materials Inc	69,000	3,995
Arista Networks Inc *	4,100	800
Autodesk Inc *	16,300	2,949
Automatic Data Processing Inc	32,400	5,533
Broadcom Inc	29,793	9,421
Broadridge Financial Solutions Inc	8,400	1,039
Cadence Design Systems Inc *	20,900	1,468
CDW Corp/DE	10,800	1,459
Cisco Systems Inc	317,000	14,363
Citrix Systems Inc	9,300	1,049
Cognizant Technology Solutions Corp, Cl A	41,300	2,648
Corning Inc	58,900	1,710
DXC Technology Co	19,438	726
F5 Networks Inc *	4,400	641
Fidelity National Information Services Inc	45,700	6,313
Fiserv Inc *	42,700	4,963
FleetCor Technologies Inc *	6,500	1,995
FLIR Systems Inc	10,100	541
Fortinet Inc *	10,700	1,125
Gartner Inc *	6,800	1,091
Global Payments Inc	22,372	4,052
Hewlett Packard Enterprise Co	97,600	1,545
HP Inc	111,800	2,245
Intel Corp	330,900	19,209
International Business Machines Corp	66,358	8,922
Intuit Inc	19,400	5,022
IPG Photonics Corp *	2,500	355
Jack Henry & Associates Inc	5,600	851
Juniper Networks Inc	25,200	631
Keysight Technologies Inc *	14,000	1,498
KLA Corp	12,023	1,970
Lam Research Corp	10,787	2,878
Leidos Holdings Inc	10,200	927
Mastercard Inc, Cl A	66,700	19,492
Maxim Integrated Products Inc	20,100	1,139
Microchip Technology Inc	17,900	1,692
Micron Technology Inc *	82,400	3,915
Microsoft Corp	570,700	86,393
Motorola Solutions Inc	12,467	2,086

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp Inc	17,600	$1,066
NortonLifeLock Inc	43,200	1,075
NVIDIA Corp	45,600	9,883
Oracle Corp	164,900	9,257
Paychex Inc	24,100	2,075
PayPal Holdings Inc *	88,100	9,516
Qorvo Inc *	8,600	896
QUALCOMM Inc	85,100	7,110
salesforce.com *	65,700	10,702
Seagate Technology PLC	18,000	1,074
ServiceNow Inc *	14,100	3,991
Skyworks Solutions Inc	13,100	1,288
Synopsys Inc *	11,200	1,580
TE Connectivity Ltd	25,400	2,355
Texas Instruments Inc	69,900	8,403
VeriSign Inc *	7,800	1,488
Visa Inc, Cl A	129,000	23,802
Western Digital Corp	21,903	1,102
Western Union Co/The	31,000	833
Xerox Holdings Corp	13,675	532
Xilinx Inc	19,000	1,763

		445,704

Materials — 2.5%
Air Products & Chemicals Inc	16,400	3,876
Albemarle Corp	7,700	503
Amcor PLC	121,088	1,242
Avery Dennison Corp	6,300	821
Ball Corp	25,000	1,652
Celanese Corp, Cl A	9,200	1,155
CF Industries Holdings Inc	16,500	762
Corteva Inc	55,605	1,447
Dow Inc	55,171	2,944
DuPont de Nemours Inc	55,605	3,604
Eastman Chemical Co	10,300	807
Ecolab Inc	18,700	3,491
FMC Corp	9,600	940
Freeport-McMoRan Inc, Cl B	107,600	1,225
International Flavors & Fragrances Inc	7,900	1,116
International Paper Co	29,400	1,362
Linde PLC	40,441	8,339
LyondellBasell Industries NV, Cl A	19,500	1,805
Martin Marietta Materials Inc	4,700	1,262
Mosaic Co/The	26,000	495
Newmont Goldcorp Corp	62,000	2,381
Nucor Corp	22,600	1,274
Packaging Corp of America	7,300	817
PPG Industries Inc	17,800	2,293
Sealed Air Corp	11,400	430
Sherwin-Williams Co/The	6,175	3,601
Vulcan Materials Co	9,900	1,405

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	19,341	$780

		51,829

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	8,500	1,381
American Tower Corp, Cl A ‡	33,147	7,094
Apartment Investment & Management Co, Cl A ‡	11,107	597
AvalonBay Communities Inc ‡	10,400	2,230
Boston Properties Inc ‡	10,800	1,496
CBRE Group Inc, Cl A *	25,100	1,431
Crown Castle International Corp ‡	31,000	4,143
Digital Realty Trust Inc ‡	15,700	1,899
Duke Realty Corp ‡	27,400	964
Equinix Inc ‡	6,357	3,603
Equity Residential ‡	26,300	2,238
Essex Property Trust Inc ‡	4,900	1,530
Extra Space Storage Inc ‡	9,500	1,008
Federal Realty Investment Trust ‡	5,400	713
Four Corners Property Trust Inc ‡	1	—
Healthpeak Properties Inc ‡	36,200	1,263
Host Hotels & Resorts Inc ‡	53,685	939
Iron Mountain Inc ‡	21,571	693
Kimco Realty Corp ‡	32,500	703
Macerich Co/The ‡	8,300	224
Mid-America Apartment Communities Inc ‡	8,500	1,157
Prologis Inc ‡	47,099	4,312
Public Storage ‡	11,300	2,381
Realty Income Corp ‡	24,000	1,839
Regency Centers Corp ‡	12,700	826
SBA Communications Corp, Cl A ‡	8,500	2,010
Simon Property Group Inc ‡	22,900	3,463
SL Green Realty Corp ‡	6,000	512
UDR Inc ‡	21,900	1,052
Ventas Inc ‡	28,100	1,639
Vornado Realty Trust ‡	11,500	743
Welltower Inc ‡	30,500	2,579
Weyerhaeuser Co ‡	56,127	1,656

		58,318

Utilities — 3.1%
AES Corp/VA	50,100	947
Alliant Energy Corp	18,000	954
Ameren Corp	18,400	1,368
American Electric Power Co Inc	36,700	3,353
American Water Works Co Inc	13,600	1,646
Atmos Energy Corp	9,000	963
CenterPoint Energy Inc	38,200	938
CMS Energy Corp	21,200	1,300
Consolidated Edison Inc	25,100	2,181
Dominion Energy Inc	61,432	5,106
DTE Energy Co	13,800	1,724

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	54,430	$4,799
Edison International	27,000	1,866
Entergy Corp	14,800	1,723
Evergy Inc	17,499	1,107
Eversource Energy	24,400	2,016
Exelon Corp	72,200	3,206
FirstEnergy Corp	40,200	1,917
NextEra Energy Inc	36,600	8,558
NiSource Inc	28,100	743
NRG Energy Inc	19,000	755
Pinnacle West Capital Corp	8,500	743
PPL Corp	54,400	1,851
Public Service Enterprise Group Inc	38,200	2,266
Sempra Energy	20,700	3,048
Southern Co/The	78,100	4,841
WEC Energy Group Inc	23,862	2,115
Xcel Energy Inc	39,200	2,410

		64,444

Total Common Stock (Cost $915,280) ($ Thousands)		1,948,442

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 4.1%
SPDR S&P 500 ETF Trust (A)	272,567	$85,670

Total Exchange Traded Fund (Cost $69,779) ($ Thousands)		85,670

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	10,760	23

DISH Network Corp, Expires 12/13/2019	1,001	1

Total Rights (Cost $23) ($ Thousands)		24

Total Investments in Securities — 98.7% (Cost $985,082) ($ Thousands)		$2,034,136

	Contracts

PURCHASED OPTION (B) — 0.0%

Total Purchased Option (Cost $1,265) ($ Thousands)	46,961	$188

PURCHASED SWAPTION (C) — 0.3%

Total Purchased Swaption (Premiums Received $6,951) ($ Thousands)	2,550,870,000	$6,170

A list of the exchange traded options contracts held by the Fund at November 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options — 0.0%
iShares MSCI Emerging Markets ETF	46,961	$1,997	$45.73	01/18/20	$188

A list of the open OTC swaption contracts held by the Fund at November 30, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.3%

Call Swaptions — 0.3%
CMS One Look*	Bank of America Merrill Lynch	2,550,870,000	$0.14	07/17/2021	$6,170

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	(501)	Dec-2019	$(73,678)	$(78,750)	$(5,072)

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/09/20	USD	28,287	SAR	106,121	$12

Bank of America	01/09/20	SAR	494,765	USD	131,583	(353)

Bank of America	01/10/20	USD	317,108	JPY	33,703,488	(8,225)

Barclays PLC	01/10/20	USD	7,737	EUR	6,904	(101)

Barclays PLC	01/10/20	EUR	286,051	USD	315,957	(430)

Barclays PLC	01/10/20	JPY	973,397	USD	9,057	136

BMO Capital	01/10/20	USD	3,696	JPY	397,789	(50)

BMO Capital	01/10/20	USD	5,015	EUR	4,472	(68)

Morgan Stanley	01/10/20	EUR	7,980	USD	8,793	(33)

Morgan Stanley	01/10/20	USD	8,044	JPY	879,080	12

						$(9,100)

Percentages are based on Net Assets of $2,060,300 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2019.
(B)	Refer to table below for details on Options Contracts.
(C)	Refer to table below for details on Swaption Contracts.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

JPY — Japanese Yen

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,948,442	–	–	1,948,442
Exchange Traded Fund	85,670	–	–	85,670
Rights	24	–	–	24

Total Investments in Securities	2,034,136	–	–	2,034,136

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	188	–	–	188
Purchased Swaptions	–	6,170	–	6,170
Futures Contracts*
Unrealized Depreciation	(5,072)	–	–	(5,072)
Forwards Contracts*
Unrealized Appreciation	–	160	–	160
Unrealized Depreciation	–	(9,260)	–	(9,260)

Total Other Financial Instruments	(4,884)	(2,930)	–	(7,814)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2019	7

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2019.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 7, 2020

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 7, 2020